UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2011 – June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2011

• JNL ® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York) and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

President’s Letter

Dear Fellow Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2011.

The U.S. economy continued to rebound from the “Great Recession” throughout the first half of the year, although the pace of growth slowed. The recovery faced headwinds from the earthquake and tsunami that devastated Japan in March, a steep rise in oil prices, stubbornly high unemployment and a weak housing market.

According to the U.S. Commerce Department, the gross domestic product (“GDP”) increased at an annual growth rate of 0.4%, compared to 3.1% during the fourth quarter of 2010. The consensus estimate for GDP growth during the second quarter was 1.3%. Oil prices rose to a peak of $115 per barrel in early May, driving up the cost for consumers at the gas pump to a 34-month high. Although the price of oil fell over the next few weeks, at the end of June, it was still 22% higher than a year ago.

The U.S. added jobs in each month during the first half, although job growth slowed significantly during the second quarter. According to the U.S. Labor Department, the unemployment rate fell to 8.8% in March 2011, down from 9.4% in December 2010. However, the rate increased throughout the second quarter to reach 9.2% in June, as higher oil and gas prices slowed consumer spending and, in turn, negatively impacted employers’ outlooks.

Reports from the U.S. Commerce Department showed that consumer spending increased each month from January through April, but was flat in May. In June, the Conference Board’s Consumer Confidence Index fell to a seven-month low, reflecting consumers’ concerns about the weak job market.

In addition to higher oil and gas prices and rising unemployment, the struggling U.S. housing market also weighed on consumers during the first half of 2011. Home prices continued to fall during each of the first four months of the year, and April 2011 home prices were 3.9% lower than April 2010, the largest year-over-year decline in seventeen months. The National Association of Realtors also reported that sales of existing homes, which make up the vast majority of the market, declined in May to a six-month low.

At the end of June, U.S. manufacturing data provided some comfort on economic growth. The Institute for Supply Management reported that its Factory Index unexpectedly rose in June from the prior month, a sign that the industry may be rebounding from the parts shortage caused by the Japanese earthquake and tsunami.

Except for a short-term period in March due to concerns over the natural disaster in Japan, investor confidence remained high during the first four months of the year, pushing the Dow Jones Industrial Average (“DJIA”) up 10.7%, the S&P 500 Index (“S&P 500”) up 8.4% and the NASDAQ up 8.3% through the end of April. However, sovereign debt concerns in Europe and signs of slowing economic growth caused equity markets to fall over the next two months, though a rally during the last week of June helped cut second quarter losses. The DJIA finished the half up 7.2% for the year, while the S&P 500 and NASDAQ indices posted year-to-date gains of 5.0% and 4.5%, respectively. World markets followed a similar pattern, with the MSCI All-Country World Index rising 8.2% during the half before falling steeply in May and June, to post its first quarterly loss in a year. The MSCI Index finished the half with a year-to-date gain of 3.4%. In early August, 2011, all major markets experienced high levels of volatility due to continued concerns over sovereign debt in Europe and the U.S. slipping back into a recession. As a result, world equity markets have generally declined since the June 30, 2011 semi-annual report date.

Providing quality, choice and freedom to investors is a hallmark of Jackson National Life Insurance Company® and Jackson National Life Insurance Company of New York® (collectively, Jackson®). We provide one of the widest selections of investments in the industry with 100 options, including access to disciplined strategies, alternative investments and asset allocation portfolios. Working with your financial representative, you can choose from equity, fixed-income and blended investment options to help you achieve your personal financial goals.

At Jackson, we are dedicated to providing you with the tools and support you need to achieve your financial goals. Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
JNL/American Funds Blue Chip Income and Growth Fund

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1 (a)	31,604	$302,446

Total Investment Companies (cost $286,608)		302,446

Total Investments - 100.1% (cost $286,608)		302,446
Other Assets and Liabilities, Net - (0.1%)		(152)

Total Net Assets - 100.0%		$302,294

JNL/American Funds Global Bond Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Bond Fund Class 1 (a)	19,241	$235,126

Total Investment Companies (cost $231,801)		235,126

Total Investments - 100.0% (cost $231,801)		235,126
Other Assets and Liabilities, Net - (0.0% )		(97)

Total Net Assets - 100.0%		$235,029

JNL/American Funds Global Small Capitalization Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund Class 1	5,916	$127,365

Total Investment Companies (cost $122,001)		127,365

Total Investments - 100.0% (cost $122,001)		127,365
Other Assets and Liabilities, Net - (0.0% )		(55)

Total Net Assets - 100.0%		$127,310

JNL/American Funds Growth-Income Fund

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - Growth-Income Fund Class 1	9,798	$352,141

Total Investment Companies (cost $330,759)		352,141

Total Investments - 100.1% (cost $330,759)		352,141
Other Assets and Liabilities, Net - (0.1%)		(188)

Total Net Assets - 100.0%		$351,953

JNL/American Funds International Fund

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - International Fund Class 1	10,388	$195,396

	Shares/Par (p)	Value
Total Investment Companies (cost $182,932)		195,396

Total Investments - 100.1% (cost $182,932)		195,396
Other Assets and Liabilities, Net - (0.1%)		(105)

Total Net Assets - 100.0%		$195,291

JNL/American Funds New World Fund

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - New World Fund Class 1 (a)	9,566	$224,030

Total Investment Companies (cost $215,509)		224,030

Total Investments - 100.1% (cost $215,509)		224,030
Other Assets and Liabilities, Net - (0.1%)		(115)

Total Net Assets - 100.0%		$223,915

JNL Institutional Alt 20 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (1.4%) (a)	1,448	$16,103
JNL/Goldman Sachs Emerging Markets Debt Fund (1.8%) (a)	1,178	17,020
JNL/Invesco Global Real Estate Fund (2.1%) (a)	1,850	16,612
JNL/Ivy Asset Strategy Fund (1.1%) (a)	1,374	16,774
JNL/Lazard Emerging Markets Fund (1.1%) (a)	1,375	16,510
JNL/Mellon Capital Management Bond Index Fund (16.2%) (a)	21,516	258,412
JNL/Mellon Capital Management Global Alpha Fund (6.1%) (a)	3,002	31,696
JNL/Mellon Capital Management International Index Fund (7.3%) (a)	7,432	97,658
JNL/Mellon Capital Management Nasdaq 25 Fund (12.7%) (a)	2,715	33,932
JNL/Mellon Capital Management S&P 24 Fund (20.0%) (a)	9,269	104,186
JNL/Mellon Capital Management S&P SMid 60 Fund (13.1%) (a)	4,870	56,447
JNL/Mellon Capital Management Small Cap Index Fund (4.2%) (a)	2,509	33,549
JNL/Mellon Capital Management Value Line 30 Fund (8.5%) (a)	5,388	75,213
JNL/PIMCO Real Return Fund (0.8%) (a)	1,302	16,551
JNL/PPM America High Yield Bond Fund (1.4%) (a)	2,308	16,225
JNL/Red Rocks Listed Private Equity Fund (2.0%) (a)	1,521	16,989

Total Long Term Investments (cost $742,426)		823,876

Total Investments - 100.0% (cost $742,426)		823,876
Other Assets and Liabilities, Net - (0.0% )		(124)

Total Net Assets - 100.0%		$823,752

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
JNL Institutional Alt 35 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (3.2%) (a)	3,369	$37,463
JNL/Goldman Sachs Emerging Markets Debt Fund (4.2%) (a)	2,709	39,146
JNL/Invesco Global Real Estate Fund (6.5%) (a)	5,666	50,885
JNL/Ivy Asset Strategy Fund (3.3%) (a)	4,224	51,571
JNL/Lazard Emerging Markets Fund (2.6%) (a)	3,165	38,010
JNL/Mellon Capital Management Bond Index Fund (17.9%) (a)	23,735	285,056
JNL/Mellon Capital Management Global Alpha Fund (18.8%) (a)	9,213	97,293
JNL/Mellon Capital Management International Index Fund (10.3%) (a)	10,454	137,364
JNL/Mellon Capital Management Nasdaq 25 Fund (14.6%) (a)	3,122	39,023
JNL/Mellon Capital Management S&P 24 Fund (28.1%) (a)	13,022	146,364
JNL/Mellon Capital Management S&P SMid 60 Fund (17.2%) (a)	6,404	74,218
JNL/Mellon Capital Management Small Cap Index Fund (4.8%) (a)	2,885	38,573
JNL/Mellon Capital Management Value Line 30 Fund (11.6%) (a)	7,345	102,544
JNL/PIMCO Real Return Fund (1.2%) (a)	1,995	25,356
JNL/PPM America High Yield Bond Fund (2.1%) (a)	3,548	24,942
JNL/Red Rocks Listed Private Equity Fund (9.2%) (a)	6,959	77,729

Total Investment Companies (cost $1,138,910)		1,265,537

Total Investments - 100.0% (cost $1,138,910)		1,265,537
Other Assets and Liabilities, Net - (0.0% )		(178)

Total Net Assets - 100.0%		$1,265,359

JNL Institutional Alt 50 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (6.4%) (a)	6,712	$74,639
JNL/Goldman Sachs Emerging Markets Debt Fund (6.9%) (a)	4,413	63,763
JNL/Invesco Global Real Estate Fund (14.0%) (a)	12,129	108,920
JNL/Ivy Asset Strategy Fund (5.1%) (a)	6,455	78,818
JNL/Lazard Emerging Markets Fund (4.2%) (a)	5,154	61,895
JNL/Mellon Capital Management Bond Index Fund (17.1%) (a)	22,698	272,605
JNL/Mellon Capital Management Global Alpha Fund (31.5%) (a)	15,464	163,300
JNL/Mellon Capital Management International Index Fund (10.3%) (a)	10,451	137,328
JNL/Mellon Capital Management Nasdaq 25 Fund (11.9%) (a)	2,543	31,786
JNL/Mellon Capital Management S&P 24 Fund (25.0%) (a)	11,569	130,032
JNL/Mellon Capital Management S&P SMid 60 Fund (17.5%) (a)	6,512	75,477
JNL/Mellon Capital Management Small Cap Index Fund (3.9%) (a)	2,348	31,389

	Shares/Par (p)	Value
JNL/Mellon Capital Management Value Line 30 Fund (10.6%) (a)	6,729	93,931
JNL/PIMCO Real Return Fund (1.5%) (a)	2,432	30,906
JNL/PPM America High Yield Bond Fund (3.8%) (a)	6,499	45,691
JNL/Red Rocks Listed Private Equity Fund (17.0%) (a)	12,791	142,879

Total Investment Companies (cost $1,393,300)		1,543,359

Total Investments - 100.0% (cost $1,393,300)		1,543,359
Other Assets and Liabilities, Net - (0.0% )		(212)

Total Net Assets - 100.0%		$1,543,147

JNL Institutional Alt 65 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (5.4%) (a)	5,697	$63,352
JNL/Goldman Sachs Emerging Markets Debt Fund (6.1%) (a)	3,906	56,445
JNL/Invesco Global Real Estate Fund (11.4%) (a)	9,824	88,220
JNL/Ivy Asset Strategy Fund (5.0%) (a)	6,406	78,209
JNL/Lazard Emerging Markets Fund (3.7%) (a)	4,567	54,852
JNL/Mellon Capital Management Bond Index Fund (6.1%) (a)	8,054	96,727
JNL/Mellon Capital Management Global Alpha Fund (32.6%) (a)	15,988	168,836
JNL/Mellon Capital Management International Index Fund (5.7%) (a)	5,763	75,722
JNL/Mellon Capital Management Nasdaq 25 Fund (8.4%) (a)	1,801	22,515
JNL/Mellon Capital Management S&P 24 Fund (15.5%) (a)	7,165	80,537
JNL/Mellon Capital Management S&P SMid 60 Fund (9.9%) (a)	3,693	42,801
JNL/Mellon Capital Management Small Cap Index Fund (2.8%) (a)	1,663	22,230
JNL/Mellon Capital Management Value Line 30 Fund (5.0%) (a)	3,178	44,363
JNL/PIMCO Real Return Fund (1.1%) (a)	1,728	21,966
JNL/PPM America High Yield Bond Fund (3.6%) (a)	6,133	43,117
JNL/Red Rocks Listed Private Equity Fund (16.0%) (a)	12,070	134,820

Total Investment Companies (cost $994,586)		1,094,712

Total Investments - 100.0% (cost $994,586)		1,094,712
Other Assets and Liabilities, Net - (0.0% )		(157)

Total Net Assets - 100.0%		$1,094,555

JNL/BlackRock Commodity Securities Fund* (x)

Sector Weightings:	Percentage of Total Investments
Energy	33.7%
Commodity Indexed Structured Notes	14.9
Materials	4.8
Warrants	0.0

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Short Term Investments	46.6

Total Investments	100.0%

COMMON STOCKS - 46.2%

ENERGY - 40.4%
Anadarko Petroleum Corp.	141	$10,842
Apache Corp.	184	22,678
Baker Hughes Inc.	110	7,974
Brigham Exploration Co. (c)	223	6,670
Cabot Oil & Gas Corp. - Class A	105	6,929
Cameron International Corp. (c)	197	9,889
Canadian Natural Resources Ltd.	208	8,707
Chevron Corp.	157	16,137
CNOOC Ltd. - ADR	28	6,608
ConocoPhillips	126	9,445
Devon Energy Corp.	191	15,077
Dresser-Rand Group Inc. (c)	206	11,068
Dril-Quip Inc. (c)	86	5,852
EOG Resources Inc.	219	22,901
EQT Corp.	105	5,538
Exxon Mobil Corp.	202	16,429
FMC Technologies Inc. (c)	313	14,023
Halliburton Co.	200	10,189
Helmerich & Payne Inc.	108	7,121
Hess Corp.	95	7,104
Marathon Oil Corp.	156	8,234
Murphy Oil Corp.	262	17,177
National Oilwell Varco Inc.	254	19,894
Newfield Exploration Co. (c) (e)	78	5,286
Noble Corp.	156	6,158
Noble Energy Inc.	90	8,082
Occidental Petroleum Corp.	150	15,565
Peabody Energy Corp.	137	8,075
Pioneer Natural Resources Co.	65	5,784
Range Resources Corp.	161	8,934
Saipem SpA	131	6,744
Schlumberger Ltd.	151	13,029
Suncor Energy Inc.	368	14,409
Talisman Energy Inc.	656	13,476
Total SA - ADR	114	6,573
Transocean Ltd.	145	9,363
Whiting Petroleum Corp. (c)	108	6,146
Other Securities		80,854

		474,964
MATERIALS - 5.8%
Cliffs Natural Resources Inc.	69	6,342
Eldorado Gold Corp.	460	6,787
First Quantum Minerals Ltd.	45	6,507
Goldcorp Inc.	143	6,905
Newcrest Mining Ltd.	162	6,561
Southern Copper Corp.	158	5,204
Vale SA - ADR	192	6,127
Other Securities		23,250

		67,683
Total Common Stocks (cost $455,549)
		542,647

WARRANTS - 0.0%
Other Securities		22

Total Warrants (cost $0)		22

COMMODITY INDEXED STRUCTURED NOTES - 17.9%
Bank of America Corp., Dow Jones-UBS Commodity Index linked note, 0.00%, 11/08/11 (f) (i)	$10,000	18,654

	Shares/Par (p)	Value
Bank of America Corp., Dow Jones-UBS Commodity Index linked note, 0.00%, 10/24/11 (f) (i)	10,000	15,150
Citigroup, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 12/22/11 (f) (i)	28,000	33,060
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return linked note, 0.22%, 05/18/12 (f) (i)	5,000	3,845
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return linked note, 0.25%, 06/25/16 (f) (i)	5,000	4,644
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return linked note, 0.20%, 11/17/11 (f) (i)	6,000	7,322
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return linked note, 0.20%, 12/07/11 (f) (i)	16,000	19,006
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return linked note, 0.20%, 03/21/12 (f) (i)	5,000	4,660
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 04/09/12 (f) (i)	6,000	5,127
Societe Generale, Dow Jones-UBS Commodity Index 2 Month Forward Total Return linked note, 0.26%, 07/09/12 (f) (i)	10,000	8,543
Societe Generale, Dow Jones-UBS Commodity Index Total Return linked note, 0.20%, 11/08/11 (f) (i) (r)	10,000	17,686
Societe Generale, Dow Jones-UBS Commodity Index Total Return linked note, 0.27%, 02/13/12 (f) (i)	31,000	30,479
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.25%, 12/30/11 (f) (i)	7,500	9,504
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.22%, 01/23/12 (f) (i)	5,000	5,235
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.20%, 02/21/12 (f) (i)	5,000	4,720
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.24%, 04/06/12 (f) (i)	10,000	8,141
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.22%, 04/23/12 (f) (i) (r)	5,000	4,145
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.24%, 04/30/12 (f) (i)	13,000	10,213

Total Commodity Indexed Structured Notes (cost $187,500)		210,134

SHORT TERM INVESTMENTS - 56.0%

Investment Company - 9.0%
JNL Money Market Fund, 0.01% (a) (h)	106,391	106,391
Securities Lending Collateral - 20.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	236,489	236,489
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	315	307

		236,796
Treasury Securities - 26.8%
U.S. Treasury Bill
0.02%, 07/14/11 (e)	$10,000	10,000
0.04%, 08/18/11 (e)	16,000	15,999

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
0.11%, 07/07/11 (e)	289,050	289,049

		315,048

Total Short Term Investments (cost $658,239)		658,235

Total Investments - 120.1% (cost $1,301,289)		1,411,038
Other Assets and Liabilities, Net - (20.1%)		(236,460)

Total Net Assets - 100.0%		$1,174,578

JNL/BlackRock Global Allocation Fund

INVESTMENT COMPANIES - 100.0%
Blackrock Global Allocation Portfolio (a)	17,395	$281,111

Total Investment Companies (cost $272,310)		281,111

Total Investments - 100.0% (cost $272,310)		281,111
Other Assets and Liabilities, Net - (0.0% )		(137)

Total Net Assets - 100.0%		$280,974

JNL/Capital Guardian Global Balanced Fund* (x)

Sector Weightings:	Percentage of Total Investments
Government Securities	21.3%
Financials	13.1
Information Technology	9.3
Energy	7.2
Consumer Discretionary	7.1
Industrials	6.8
Materials	5.9
Health Care	5.2
Telecommunication Services	4.2
Consumer Staples	3.6
U.S. Government Agency MBS	2.8
Utilities	2.2
Investment Companies	1.9
Short Term Investments	9.4

Total Investments	100.0%

COMMON STOCKS - 61.9%

CONSUMER DISCRETIONARY - 7.0%
Comcast Corp. - Class A	77	$1,956
Daimler AG	29	2,185
Denso Corp.	64	2,367
GKN Plc	557	2,071
SES SA - FDR - Class A	69	1,948
Target Corp.	59	2,777
Other Securities		14,155

		27,459
CONSUMER STAPLES - 3.4%
Danone SA	33	2,497
Tesco Plc	237	1,532
Other Securities		9,129

		13,158
ENERGY - 7.6%
BG Group Plc	102	2,312
Cameco Corp. (e)	83	2,184
Halliburton Co.	60	3,045
Noble Energy Inc.	26	2,294

	Shares/Par (p)	Value
Schlumberger Ltd.	34	2,938
Other Securities		17,064

		29,837
FINANCIALS - 10.9%
AIA Group Ltd. (c) (q)	823	2,852
Barclays Plc	408	1,680
Grupo Financiero Inbursa SA	440	2,254
HSBC Holdings Plc	305	3,028
Sberbank of Russia (e)	185	2,684
Other Securities		30,250

		42,748
HEALTH CARE - 4.9%
Cerner Corp. (c)	34	2,053
Pharmasset Inc. (c)	37	4,163
Shire Plc	96	2,991
Shire Plc - ADR	4	349
Other Securities		9,770

		19,326
INDUSTRIALS - 7.1%
Norfolk Southern Corp.	29	2,180
Siemens AG	24	3,325
Other Securities		22,426

		27,931
INFORMATION TECHNOLOGY - 9.8%
Google Inc. - Class A (c)	5	2,329
International Business Machines Corp.	16	2,745
Juniper Networks Inc. (c)	104	3,273
Murata Manufacturing Co. Ltd.	43	2,864
SAP AG	44	2,667
Other Securities		24,815

		38,693
MATERIALS - 6.2%
Koninklijke DSM NV	14	898
LG Chem Ltd.	5	2,237
LG Chem Ltd. - GDR (q)	2	366
Monsanto Co.	41	2,996
Syngenta AG	7	2,215
Other Securities		15,744

		24,456
TELECOMMUNICATION SERVICES - 3.8%
American Tower Corp. - Class A (c)	41	2,129
Koninklijke KPN NV	55	800
SoftBank Corp.	95	3,576
Tele Norte Leste Participacoes SA	11	183
Tele Norte Leste Participacoes SA - ADR (e)	101	1,566
Other Securities		6,853

		15,107
UTILITIES - 1.2%
Other Securities		4,614

Total Common Stocks (cost $205,927)		243,329

PREFERRED STOCKS - 0.5%

INFORMATION TECHNOLOGY - 0.0%
Other Securities		—
MATERIALS - 0.0%
Other Securities		172
TELECOMMUNICATION SERVICES - 0.1%
Tele Norte Leste Participacoes SA	20	309

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
UTILITIES - 0.4%
Other Securities		1,397

Total Preferred Stocks (cost $1,428)		1,878

CORPORATE BONDS AND NOTES - 7.1%

CONSUMER DISCRETIONARY - 0.7%
Comcast Corp., 5.88%, 02/15/18	$250	280
Other Securities		2,513

		2,793
CONSUMER STAPLES - 0.6%
Tesco Plc, 5.50%, 01/13/33, GBP	300	480
Other Securities		1,818

		2,298
ENERGY - 0.1%
Other Securities		502
FINANCIALS - 3.2%
Barclays Bank Plc, 5.13%, 01/08/20 (e)	285	289
HSBC Bank Plc, 4.75%, 01/19/21 (q)	600	601
Other Securities		11,667

		12,557
HEALTH CARE - 0.7%
Other Securities		2,836
INDUSTRIALS - 0.2%
Other Securities		648
INFORMATION TECHNOLOGY - 0.2%
Other Securities		826
MATERIALS - 0.1%
Other Securities		320
TELECOMMUNICATION SERVICES - 0.5%
Koninklijke KPN NV, 4.75%, 01/17/17, EUR	200	303
Other Securities		1,886

		2,189
UTILITIES - 0.8%
Other Securities		3,125

Total Corporate Bonds and Notes (cost $27,160)		28,094

GOVERNMENT AND AGENCY OBLIGATIONS - 26.0%

GOVERNMENT SECURITIES - 22.9%
Sovereign - 15.3%
Bundesrepublic Deutschland, 3.00%, 07/04/20, EUR	3,600	5,253
Canadian Government Bond
4.50%, 06/01/15, CAD	1,500	1,695
4.25%, 06/01/18, CAD	300	341
Denmark Government Bond, 5.00%, 11/15/13, DKK	11,975	2,496
German Treasury Bond, 4.00%, 01/04/37, EUR	100	150
Japan Government Bond
1.40%, 03/20/12, JPY	50,000	626
1.70%, 09/20/17, JPY	325,000	4,309
1.00%, 09/20/20, JPY	200,000	2,480
2.30%, 12/20/35, JPY	50,000	657
Korea Treasury Bond
4.25%, 09/10/14, KRW	2,150,000	2,029
5.25%, 09/10/15, KRW	190,000	186
Malaysia Government Bond, 5.09%, 04/30/14, MYR	8,825	3,067
Mexican Bonos
9.50%, 12/18/14, MXN	29,000	2,758

	Shares/Par (p)	Value
8.00%, 12/17/15, MXN	8,000	733
7.75%, 12/14/17, MXN	3,800	347
8.00%, 06/11/20, MXN	2,500	229
Poland Government Treasury International Bond
5.75%, 04/25/14, PLN	5,250	1,956
5.25%, 10/25/17, PLN	3,000	1,084
6.38%, 07/15/19	650	743
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	2,050	2,273
Republic of Deutschland
3.75%, 07/04/13, EUR	250	378
4.25%, 07/04/14, EUR	400	621
3.25%, 07/04/15, EUR	825	1,249
4.25%, 07/04/18, EUR	1,825	2,911
4.75%, 07/04/34, EUR	950	1,578
Singapore Government Bond, 3.75%, 09/01/16, SGD	3,050	2,806
Sweden Government Bond
6.75%, 05/05/14 (e), SEK	15,750	2,789
4.50%, 08/12/15, SEK	5,000	851
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	200	333
4.00%, 09/07/16, GBP	300	523
4.50%, 03/07/19, GBP	375	664
5.00%, 03/07/25, GBP	400	716
4.75%, 12/07/38, GBP	350	606
Other Securities		10,943

		60,380
Treasury Inflation Index Securities - 0.5%
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (n)	1,521	1,659
Other Securities		203

		1,862
U.S. Treasury Securities - 7.1%
U.S. Treasury Bond
5.25%, 02/15/29	1,000	1,154
4.38%, 02/15/38	2,250	2,265
U.S. Treasury Note
0.75%, 05/31/12	1,000	1,005
2.75%, 02/28/13	2,650	2,753
4.25%, 08/15/13	4,025	4,344
4.25%, 11/15/13	1,750	1,900
1.38%, 11/30/15	7,200	7,165
3.50%, 02/15/18	3,400	3,648
3.50%, 05/15/20	3,500	3,654

		27,888
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.1%
Federal Home Loan Mortgage Corp. - 0.4%
Federal Home Loan Mortgage Corp., 4.50%, 04/15/41 , TBA (g)	1,300	1,345
Federal National Mortgage Association - 2.7%
Federal National Mortgage Association
3.50%, 12/01/25	916	934
6.00%, 07/01/38	1,058	1,164
5.00%, 04/01/39	725	772
4.00%, 02/01/41	2,258	2,261
4.00%, 03/01/41	1,791	1,794
4.50%, 03/01/41	1,745	1,808
5.50%, 07/15/41, TBA (g)	1,716	1,855

		10,588

Total Government and Agency Obligations (cost $97,102)		102,063

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 2.0%
iShares MSCI ACWI Index Fund (e)	166	8,019

Total Investment Companies (cost $7,891)		8,019

SHORT TERM INVESTMENTS - 10.1%

Investment Company - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	13,032	13,032
Securities Lending Collateral - 6.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	26,318	26,318
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	542	528

		26,846

Total Short Term Investments (cost $39,892)		39,878

Total Investments - 107.6% (cost $379,400)		423,261
Other Assets and Liabilities, Net - (7.6%)		(29,924)

Total Net Assets - 100.0%		$393,337

JNL/Capital Guardian Global Diversified Research Fund* (x)
Sector Weightings:	Percentage of Total Investments
Financials	16.3%
Information Technology	14.0
Materials	12.1
Energy	11.9
Health Care	9.3
Industrials	8.4
Consumer Staples	7.0
Consumer Discretionary	6.4
Telecommunication Services	6.0
Utilities	2.1
Short Term Investments	6.5

Total Investments	100.0%

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 6.7%
Comcast Corp. - Class A	104	$2,643
Other Securities		19,710

		22,353
CONSUMER STAPLES - 7.3%
Avon Products Inc.	105	2,943
Danone SA	53	3,927
Imperial Tobacco Group Plc	111	3,691
Pernod-Ricard SA (e)	46	4,543
Procter & Gamble Co.	37	2,352
Other Securities		7,006

		24,462
ENERGY - 12.5%
BG Group Plc	344	7,807
Cairn Energy Plc (c)	361	2,402
Cenovus Energy Inc.	87	3,295
Chevron Corp.	48	4,926
Gazprom OAO - ADR	197	2,870
Halliburton Co.	57	2,902
Royal Dutch Shell Plc - Class A	118	4,185
Other Securities		13,353

		41,740

	Shares/Par (p)	Value
FINANCIALS - 17.1%
AIA Group Ltd. (c) (q)	851	2,946
AON Corp.	45	2,303
Bank of China Ltd. - Class H	5,185	2,525
HSBC Holdings Plc	267	2,649
Industrial & Commercial Bank of China - Class H	3,605	2,738
Link Real Estate Investment Trust (e)	1,031	3,516
Sampo Oyj (e)	74	2,400
UBS AG (c)	141	2,579
Wharf Holdings Ltd.	429	2,980
Other Securities		32,416

		57,052
HEALTH CARE - 9.8%
Allergan Inc.	50	4,121
AMERIGROUP Corp. (c)	32	2,248
Bayer AG	65	5,199
Cerner Corp. (c)	43	2,603
Novo-Nordisk A/S - Class B	25	3,126
Pharmasset Inc. (c)	45	5,026
Shire Plc	139	4,345
Other Securities		6,008

		32,676
INDUSTRIALS - 8.8%
Assa Abloy AB - Class B	101	2,712
Danaher Corp.	65	3,434
FedEx Corp.	23	2,181
Jardine Matheson Holdings Ltd.	39	2,248
Other Securities		18,917

		29,492
INFORMATION TECHNOLOGY - 14.6%
Apple Inc. (c)	9	2,920
International Business Machines Corp.	19	3,191
Maxim Integrated Products Inc.	126	3,228
Oracle Corp.	73	2,406
QUALCOMM Inc.	71	4,004
Samsung Electronics Co. Ltd.	1	482
Samsung Electronics Co. Ltd. - GDR	6	2,327
Other Securities		30,279

		48,837
MATERIALS - 12.6%
Anglo American Plc	56	2,785
Cliffs Natural Resources Inc.	33	3,032
Inmet Mining Corp.	37	2,691
Koninklijke DSM NV	30	1,960
LG Chem Ltd. - GDR (q)	14	3,314
Newcrest Mining Ltd.	56	2,276
Rio Tinto Plc	37	2,701
Syngenta AG	10	3,325
Xstrata Plc	120	2,650
Other Securities		17,513

		42,247
TELECOMMUNICATION SERVICES - 6.3%
American Tower Corp. - Class A (c)	120	6,287
Koninklijke KPN NV	212	3,090
Telstra Corp. Ltd.	1,609	4,988
Other Securities		6,646

		21,011
UTILITIES - 2.1%
Other Securities		7,191

Total Common Stocks (cost $272,256)		327,061

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 6.8%

Investment Company - 2.0%
JNL Money Market Fund, 0.01% (a) (h)	6,550	6,550
Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	15,630	15,630
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	400	389

		16,019

Total Short Term Investments (cost $22,580)		22,569

Total Investments - 104.6% (cost $294,836)		349,630
Other Assets and Liabilities, Net - (4.6%)		(15,367)

Total Net Assets - 100.0%		$334,263

JNL/Capital Guardian U.S. Growth Equity Fund
Sector Weightings:	Percentage of Total Investments
Information Technology	19.5%
Consumer Discretionary	16.5
Health Care	15.9
Energy	12.0
Industrials	9.6
Materials	6.3
Consumer Staples	5.7
Financials	5.4
Telecommunication Services	1.8
Short Term Investments	7.3

Total Investments	100.0%

COMMON STOCKS - 83.1%

CONSUMER DISCRETIONARY - 14.7%
Coach Inc.	169	$10,779
Comcast Corp. - Class A	475	12,024
DreamWorks Animation SKG Inc. - Class A (c)	274	5,513
Gannett Co. Inc.	476	6,821
Home Depot Inc.	50	1,804
Lowe’s Cos. Inc.	102	2,380
Scripps Networks Interactive Inc. - Class A	78	3,798
Target Corp.	189	8,847
Tiffany & Co.	123	9,627
Time Warner Cable Inc.	44	3,465
Urban Outfitters Inc. (c)	213	6,004
Viacom Inc. - Class B	145	7,415

		78,477
CONSUMER STAPLES - 5.1%
Avon Products Inc.	294	8,243
General Mills Inc.	65	2,423
PepsiCo Inc.	134	9,417
Philip Morris International Inc.	83	5,562
Procter & Gamble Co.	28	1,748

		27,393
ENERGY - 10.8%
Anadarko Petroleum Corp.	104	7,952
Baker Hughes Inc.	68	4,905
Cenovus Energy Inc.	86	3,250
EnCana Corp.	115	3,541
Halliburton Co.	164	8,379
Noble Energy Inc.	81	7,251

	Shares/Par (p)	Value
Schlumberger Ltd.	147	12,684
Transocean Ltd.	24	1,575
Weatherford International Ltd. (c)	419	7,851

		57,388
FINANCIALS - 4.9%
Bank of New York Mellon Corp.	51	1,304
Charles Schwab Corp.	650	10,692
Goldman Sachs Group Inc.	76	10,075
JPMorgan Chase & Co.	49	1,998
Progressive Corp.	85	1,822

		25,891
HEALTH CARE - 14.3%
Allergan Inc.	117	9,749
AMERIGROUP Corp. (c)	108	7,625
Boston Scientific Corp. (c)	581	4,015
Centene Corp. (c)	101	3,596
Cerner Corp. (c)	190	11,605
Human Genome Sciences Inc. (c)	81	1,990
Medtronic Inc.	45	1,726
Pharmasset Inc. (c)	155	17,376
Seattle Genetics Inc. (c) (e)	429	8,809
Shire Plc - ADR	70	6,623
Universal Health Services Inc. - Class B	55	2,824

		75,938
INDUSTRIALS - 8.6%
Danaher Corp.	171	9,056
Emerson Electric Co.	34	1,901
FedEx Corp.	49	4,657
Illinois Tool Works Inc.	40	2,237
Iron Mountain Inc.	170	5,795
Jacobs Engineering Group Inc. (c)	99	4,282
Nielsen Holdings NV	476	14,835
WW Grainger Inc.	19	2,935

		45,698
INFORMATION TECHNOLOGY - 17.4%
Accenture Plc	45	2,707
Apple Inc. (c)	21	6,948
Broadcom Corp. - Class A	153	5,130
eBay Inc. (c)	31	994
First Solar Inc. (c) (e)	22	2,936
Flextronics International Ltd. (c)	641	4,114
Google Inc. - Class A (c)	31	15,445
International Business Machines Corp.	15	2,625
Jabil Circuit Inc.	176	3,549
Juniper Networks Inc. (c)	221	6,952
KLA-Tencor Corp.	100	4,052
MasterCard Inc.	10	3,104
Maxim Integrated Products Inc.	97	2,482
Nintendo Co. Ltd. - ADR (e)	157	3,663
Oracle Corp.	329	10,817
QUALCOMM Inc.	162	9,183
Visa Inc. - Class A	96	8,047

		92,748
MATERIALS - 5.7%
Allegheny Technologies Inc.	117	7,413
Cliffs Natural Resources Inc.	64	5,871
Ecolab Inc.	68	3,811
Monsanto Co.	145	10,526
Vulcan Materials Co. (e)	66	2,547

		30,168

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. - Class A (c)	161	8,441

Total Common Stocks (cost $371,047)		442,142

SHORT TERM INVESTMENTS - 6.5%
Investment Company - 3.0%
JNL Money Market Fund, 0.01% (a) (h)	16,231	16,231
Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	17,627	17,627
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	759	739

		18,366

Total Short Term Investments (cost $34,617)		34,597

Total Investments - 89.6% (cost $405,664)		476,739
Other Assets and Liabilities, Net - 10.4%		55,293

Total Net Assets - 100.0%		$532,032

JNL/Eagle Core Equity Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	21.7%
Energy	12.9
Health Care	12.2
Financials	11.0
Consumer Discretionary	9.9
Industrials	7.8
Consumer Staples	5.3
Telecommunication Services	2.0
Utilities	1.6
Investment Companies	2.9
Short Term Investments	12.7

Total Investments	100.0%

COMMON STOCKS - 84.0%

CONSUMER DISCRETIONARY - 9.8%
Bed Bath & Beyond Inc. (c)	93	$5,449
Lowe’s Cos. Inc.	307	7,149
Staples Inc.	265	4,180
Walt Disney Co.	173	6,747

		23,525
CONSUMER STAPLES - 5.3%
Coca-Cola Co.	67	4,533
PepsiCo Inc.	60	4,235
Wal-Mart Stores Inc.	73	3,901

		12,669
ENERGY - 12.9%
Apache Corp.	38	4,628
Chevron Corp.	49	5,061
ConocoPhillips	67	5,023
Exxon Mobil Corp.	97	7,867
Schlumberger Ltd.	70	6,028
Valero Energy Corp.	85	2,169

		30,776
FINANCIALS - 10.9%
CME Group Inc.	19	5,555
Invesco Ltd.	243	5,696
JPMorgan Chase & Co.	165	6,754

	Shares/Par (p)	Value
MetLife Inc.	103	4,527
Wells Fargo & Co.	129	3,618

		26,150
HEALTH CARE - 12.1%
Johnson & Johnson	63	4,210
Pfizer Inc.	412	8,488
St. Jude Medical Inc.	93	4,431
UnitedHealth Group Inc.	146	7,521
Zimmer Holdings Inc. (c)	70	4,424

		29,074
INDUSTRIALS - 7.8%
Boeing Co.	45	3,311
Tyco International Ltd.	112	5,517
Union Pacific Corp.	57	5,963
United Technologies Corp.	45	3,946

		18,737
INFORMATION TECHNOLOGY - 21.6%
Activision Blizzard Inc.	442	5,162
Adobe Systems Inc. (c)	175	5,499
Apple Inc. (c)	26	8,863
Cisco Systems Inc.	102	1,594
EMC Corp. (c)	311	8,571
Google Inc. - Class A (c)	14	6,966
Microsoft Corp.	157	4,076
Oracle Corp.	220	7,244
QUALCOMM Inc.	65	3,702

		51,677
TELECOMMUNICATION SERVICES - 2.0%
Sprint Nextel Corp. (c)	881	4,747
UTILITIES - 1.6%
Dominion Resources Inc.	80	3,858

Total Common Stocks (cost $178,966)		201,213

INVESTMENT COMPANIES - 2.9%
Materials Select Sector SPDR Fund (e)	178	7,004

Total Investment Companies (cost $5,949)		7,004

SHORT TERM INVESTMENTS - 12.7%
Investment Company - 11.9%
JNL Money Market Fund, 0.01% (a) (h)	28,488	28,488
Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	1,821	1,821

Total Short Term Investments (cost $30,309)		30,309

Total Investments - 99.6% (cost $215,224)		238,526
Other Assets and Liabilities, Net - 0.4%		862

Total Net Assets - 100.0%		$239,388

JNL/Eagle SmallCap Equity Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	23.0%
Consumer Discretionary	18.5
Health Care	16.0
Industrials	15.3
Materials	7.0
Energy	6.8
Financials	4.3

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Consumer Staples	2.0
Short Term Investments	7.1

Total Investments	100.0%

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 19.5%
Bally Technologies Inc. (c) (e)	288	$11,732
BJ’s Restaurants Inc. (c)	283	14,818
Buffalo Wild Wings Inc. (c)	130	8,593
Genesco Inc. (c)	608	31,673
Gentex Corp.	340	10,286
Shuffle Master Inc. (c)	1,154	10,792
Sotheby’s - Class A	225	9,803
Steven Madden Ltd. (c)	249	9,346
Universal Electronics Inc. (c)	371	9,371
Vitamin Shoppe Inc. (c)	487	22,290
Other Securities		24,213

		162,917
CONSUMER STAPLES - 2.1%
Herbalife Ltd.	143	8,218
The Fresh Market Inc. (c) (e)	234	9,053

		17,271
ENERGY - 7.2%
Lufkin Industries Inc.	352	30,253
Oasis Petroleum Inc. (c)	443	13,138
OYO Geospace Corp. (c)	132	13,226
Other Securities		3,489

		60,106
FINANCIALS - 4.5%
Cash America International Inc.	363	21,007
Other Securities		16,764

		37,771
HEALTH CARE - 17.0%
Allscripts-Misys Healthcare Solutions Inc. (c)	413	8,028
ArthroCare Corp. (c)	316	10,584
Bruker Corp. (c)	466	9,487
Catalyst Health Solutions Inc. (c)	180	10,036
Centene Corp. (c)	299	10,612
Cepheid Inc. (c)	255	8,836
Quality Systems Inc. (e)	165	14,407
Salix Pharmaceuticals Ltd. (c)	206	8,191
Sirona Dental Systems Inc. (c)	221	11,760
Thoratec Corp. (c)	378	12,393
Other Securities		37,092

		141,426
INDUSTRIALS - 16.2%
Acacia Research Corp. (c)	235	8,619
Atlas Air Worldwide Holdings Inc. (c)	200	11,890
Geo Group Inc. (c)	549	12,646
GrafTech International Ltd. (c)	822	16,661
JetBlue Airways Corp. (c)	1,354	8,257
Landstar System Inc.	170	7,913
Meritor Inc. (c)	574	9,202
Regal-Beloit Corp.	155	10,333
Triumph Group Inc.	124	12,367
WABCO Holdings Inc. (c)	272	18,814
Waste Connections Inc.	398	12,634
Other Securities		6,080

		135,416
INFORMATION TECHNOLOGY - 24.4%
Ansys Inc. (c)	220	12,039
Coherent Inc. (c)	230	12,696
Compuware Corp. (c)	1,008	9,840

	Shares/Par (p)	Value
DTS Inc. (c)	344	13,929
Fortinet Inc. (c)	550	14,997
Informatica Corp. (c)	228	13,307
NetLogic Microsystems Inc. (c)	282	11,413
Nice Systems Ltd. - ADR (c)	274	9,951
QLIK Technologies Inc. (c)	306	10,414
Radiant Systems Inc. (c)	499	10,436
Riverbed Technology Inc. (c)	233	9,223
Sapient Corp. (c)	1,081	16,245
TIBCO Software Inc. (c)	516	14,971
Veeco Instruments Inc. (c) (e)	171	8,283
Other Securities		35,256

		203,000
MATERIALS - 7.4%
Huntsman Corp.	712	13,420
RTI International Metals Inc. (c)	386	14,814
Texas Industries Inc. (e)	267	11,110
Titanium Metals Corp.	502	9,198
Other Securities		12,841

		61,383

Total Common Stocks (cost $632,257)		819,290

SHORT TERM INVESTMENTS - 7.5%

Investment Company - 1.8%
JNL Money Market Fund, 0.01% (a) (h)	15,435	15,435
Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	46,539	46,539
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	751	731

		47,270

Total Short Term Investments (cost $62,725)		62,705

Total Investments - 105.8% (cost $694,982)		881,995
Other Assets and Liabilities, Net - (5.8%)		(48,359)

Total Net Assets - 100.0%		$833,636

JNL/Franklin Templeton Founding Strategy Fund

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (69.2%) (a)	44,326	$389,180
JNL/Franklin Templeton Income Fund (31.5%) (a)	36,898	392,965
JNL/Franklin Templeton Mutual Shares Fund (52.9%) (a)	41,129	369,753

Total Investment Companies (cost $1,139,841)		1,151,898

Total Investments - 100.0% (cost $1,139,841)		1,151,898
Other Assets and Liabilities, Net - (0.0% )		(72)

Total Net Assets - 100.0%		$1,151,826

JNL/Franklin Templeton Global Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	16.5%

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Consumer Discretionary	15.2
Health Care	14.6
Information Technology	12.4
Industrials	11.4
Energy	9.9
Telecommunication Services	7.4
Consumer Staples	2.6
Materials	2.2
Short Term Investments	7.8

Total Investments	100.0%

COMMON STOCKS - 95.8%

CONSUMER DISCRETIONARY - 15.8%
Comcast Corp. - Class A	30	$772
Comcast Corp. - Special Class A	418	10,128
Compagnie Generale des Etablissements Michelin	55	5,361
Kingfisher Plc	1,185	5,081
News Corp. - Class A	497	8,788
Nissan Motor Co. Ltd.	441	4,615
Time Warner Cable Inc.	76	5,958
Time Warner Inc.	102	3,696
Toyota Motor Corp.	148	6,079
Viacom Inc. - Class B	113	5,761
Vivendi SA	217	6,034
Other Securities		26,677

		88,950
CONSUMER STAPLES - 2.7%
CVS Caremark Corp.	152	5,720
Nestle SA	78	4,873
Tesco Plc	715	4,610

		15,203
ENERGY - 10.3%
Baker Hughes Inc.	62	4,527
BP Plc	857	6,311
Chevron Corp.	51	5,202
ENI SpA	211	4,999
Halliburton Co.	108	5,505
Royal Dutch Shell Plc	3	103
Royal Dutch Shell Plc - Class B	241	8,602
Total SA	116	6,733
Other Securities		15,803

		57,785
FINANCIALS - 17.2%
American Express Co.	101	5,220
Aviva Plc	853	6,011
ING Groep NV (c)	647	7,966
KB Financial Group Inc. - ADR	94	4,490
Muenchener Rueckversicherungs AG	31	4,796
Other Securities		68,130

		96,613
HEALTH CARE - 15.1%
Amgen Inc. (c)	167	9,717
GlaxoSmithKline Plc	367	7,858
Medtronic Inc.	184	7,101
Merck & Co. Inc.	162	5,705
Merck KGaA	43	4,634
Novartis AG	97	5,911
Pfizer Inc.	486	10,020
Roche Holding AG	48	8,053
Sanofi-Aventis SA	139	11,170
Other Securities		14,884

		85,053

	Shares/Par (p)	Value
INDUSTRIALS - 11.9%
FedEx Corp.	49	4,628
General Electric Co.	293	5,525
Koninklijke Philips Electronics NV	278	7,142
Siemens AG	59	8,061
United Parcel Service Inc. - Class B	79	5,780
Wolseley Plc	142	4,639
Other Securities		30,980

		66,755
INFORMATION TECHNOLOGY - 12.9%
Accenture Plc - Class A	152	9,213
Cisco Systems Inc.	498	7,780
Microsoft Corp.	359	9,333
Oracle Corp.	235	7,746
Samsung Electronics Co. Ltd. - GDR (q)	17	6,659
Samsung Electronics Co. Ltd. - GDR	2	880
SAP AG	92	5,541
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)	429	5,412
Other Securities		20,124

		72,688
MATERIALS - 2.2%
CRH Plc	327	7,244
Other Securities		5,287

		12,531
TELECOMMUNICATION SERVICES - 7.7%
France Telecom SA (e)	262	5,577
Singapore Telecommunications Ltd.	2,869	7,381
Vodafone Group Plc	4,069	10,796
Other Securities		19,693

		43,447

Total Common Stocks (cost $529,415)		539,025

SHORT TERM INVESTMENTS - 8.0%

Investment Company - 5.9%
JNL Money Market Fund, 0.01% (a) (h)	33,377	33,377
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	11,795	11,795
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	171	167

		11,962

Total Short Term Investments (cost $45,343)		45,339

Total Investments - 103.8% (cost $574,758)		584,364
Other Assets and Liabilities, Net - (3.8%)		(21,622)

Total Net Assets - 100.0%		$562,742

JNL/Franklin Templeton Income Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	16.9%
Energy	14.7
Utilities	14.0
Health Care	9.0
Consumer Discretionary	8.8
Information Technology	7.5
Materials	4.1
Telecommunication Services	3.5

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Industrials	3.5
Consumer Staples	1.4
Non-U.S. Government Agency ABS	0.5
Government Securities	0.5
Warrants	0.1
Short Term Investments	15.5

Total Investments	100.0%

COMMON STOCKS - 35.7%

CONSUMER DISCRETIONARY - 0.9%
Other Securities		$11,584
CONSUMER STAPLES - 0.8%
Other Securities		9,382
ENERGY - 6.3%
BP Plc - ADR	260	11,515
Canadian Oil Sands Ltd.	425	12,264
Chesapeake Energy Corp.	90	2,672
ConocoPhillips	200	15,038
Exxon Mobil Corp.	220	17,904
Other Securities		18,687

		78,080
FINANCIALS - 5.4%
Bank of America Corp.	900	9,864
CIT Group Inc. (c)	89	3,921
Citigroup Inc.	100	4,164
HSBC Holdings Plc	750	7,444
JPMorgan Chase & Co.	300	12,282
M&T Bank Corp.	60	5,277
Wells Fargo & Co.	500	14,030
Other Securities		10,626

		67,608
HEALTH CARE - 5.3%
Johnson & Johnson	225	14,967
Merck & Co. Inc.	534	18,859
Pfizer Inc.	500	10,300
Roche Holding AG	130	21,756

		65,882
INDUSTRIALS - 1.0%
General Electric Co.	500	9,430
Other Securities		2,587

		12,017
INFORMATION TECHNOLOGY - 1.4%
Intel Corp.	400	8,864
Other Securities		8,951

		17,815
MATERIALS - 1.3%
Other Securities		16,080
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	370	11,609
Vodafone Group Plc	3,000	7,959
Other Securities		12,141

		31,709
UTILITIES - 10.8%
Dominion Resources Inc.	205	9,895
Duke Energy Corp.	550	10,357
Dynegy Inc. (c)	225	1,393
Entergy Corp.	120	8,194
NextEra Energy Inc.	170	9,768
PG&E Corp.	250	10,507
Progress Energy Inc.	200	9,602
Public Service Enterprise Group Inc.	250	8,160

	Shares/Par (p)	Value
Sempra Energy	150	7,932
Southern Co.	420	16,960
Xcel Energy Inc.	350	8,505
Other Securities		33,384

		134,657

Total Common Stocks (cost $429,580)		444,814

PREFERRED STOCKS - 4.9%

CONSUMER DISCRETIONARY - 0.2%
Other Securities		2,681
ENERGY - 1.3%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	5,670
Chesapeake Energy Corp., 8.50% (r)	100	2,877
SandRidge Energy Inc., Convertible Preferred, 7.00% (m) (r)	50	8,194

		16,741
FINANCIALS - 2.9%
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	10	9,895
Citigroup Inc., Convertible Preferred, 7.50%	60	7,209
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	9,010
Other Securities		9,501

		35,615
HEALTH CARE - 0.2%
Tenet Healthcare Corp., 7.00%	2	2,085
MATERIALS - 0.2%
Other Securities		2,744
UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred, 8.38%	20	1,037

Total Preferred Stocks (cost $65,623)		60,903

WARRANTS - 0.1%
Other Securities		755

Total Warrants (cost $1,159)		755

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.6%
Banc of America Large Loan Inc. REMIC, 1.94%, 11/15/13 (i) (r)	$7,315	6,786
Dynegy Roseton Pass Through Trust, 7.67%, 11/08/16 (e)	1,000	890

Total Non-U.S. Government Agency Asset- Backed Securities (cost $7,526)		7,676

CORPORATE BONDS AND NOTES - 56.1%

CONSUMER DISCRETIONARY - 9.0%
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,084
7.75%, 04/15/18 (e)	3,000	3,199
8.00%, 04/15/20 (e)	3,000	3,217
Chrysler Group LLC, 8.25%, 06/15/21 (e) (r)	6,400	6,272
Chrysler Group LLC Term Loan B, 6.00%, 05/24/17 (i)	7,400	7,227
Clear Channel Communications Inc.
10.75%, 08/01/16	1,000	903
9.00%, 03/01/21 (e) (r)	16,000	15,320
Unitymedia GmbH
8.13%, 12/01/17 (r), EUR	2,750	4,177

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
9.63%, 12/01/19 (r), EUR	1,500	2,360
UPC Germany GmbH, 8.13%, 12/01/17 (r)	2,100	2,231
Other Securities		66,220

		112,210
CONSUMER STAPLES - 0.9%
Other Securities		11,162
ENERGY - 9.5%
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,015
Calpine Generating Co. LLC, 8.00%, 06/01/16 (r)	1,000	1,080
Chesapeake Energy Corp.
9.50%, 02/15/15	2,500	2,900
6.50%, 08/15/17 (e)	4,000	4,230
6.88%, 08/15/18 (e)	1,600	1,680
7.25%, 12/15/18 (e)	5,000	5,450
Petrohawk Energy Corp.
10.50%, 08/01/14	2,000	2,250
7.88%, 06/01/15 (e)	3,200	3,352
6.25%, 06/01/19 (e) (r)	3,500	3,421
SandRidge Energy Inc.
3.87%, 04/01/14 (i)	2,000	1,980
9.88%, 05/15/16 (e) (r)	2,600	2,854
8.00%, 06/01/18 (r)	2,500	2,550
8.75%, 01/15/20 (e)	650	692
7.50%, 03/15/21 (e) (r)	4,400	4,455
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	18,880	11,422
10.50%, 11/01/16 (e)	314	204
15.00%, 04/01/21 (e) (r)	15,255	12,509
Other Securities		55,751

		117,795
FINANCIALS - 11.4%
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (m)	1,000	1,044
CIT Group Inc.
7.00%, 05/01/14 (e)	446	452
7.00%, 05/04/15 (r)	12,000	12,015
7.00%, 05/02/16 (r)	20,500	20,423
7.00%, 05/02/17 (r)	13,000	12,967
Ford Motor Credit Co. LLC
8.00%, 06/01/14	2,500	2,743
7.00%, 04/15/15	2,000	2,160
12.00%, 05/15/15	2,600	3,224
International Lease Finance Corp.
8.63%, 09/15/15	200	217
8.75%, 03/15/17	2,000	2,188
8.88%, 09/01/17 (e)	4,700	5,170
iStar Financial Inc.
0.75%, 10/01/12 (i)	4,500	4,050
8.63%, 06/01/13 (e)	5,000	5,100
iStar Financial Inc. Term Loan, 7.00%, 06/11/14 (i)	8,000	7,963
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,352
M&T Bank Corp., 6.88%, (callable at 100 on 06/15/16) (m) (r)	2,000	1,998
Petroplus Finance Ltd.
6.75%, 05/01/14 (e) (r)	3,500	3,430
7.00%, 05/01/17 (e) (r)	3,400	3,196
9.38%, 09/15/19 (e) (r)	2,000	2,010
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	900	918
Wells Fargo Capital XV, 9.75%, (callable at 100 beginning 09/26/13) (e) (m)	5,000	5,275

	Shares/Par (p)	Value
Other Securities		32,806

		141,701
HEALTH CARE - 5.0%
HCA Holdings Inc., 7.75%, 05/15/21 (e) (r)	5,000	5,187
HCA Inc.
6.38%, 01/15/15	1,500	1,530
6.50%, 02/15/16	1,500	1,526
9.25%, 11/15/16	3,500	3,714
8.50%, 04/15/19	6,000	6,630
7.88%, 02/15/20	6,000	6,510
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	5,000	5,469
9.00%, 05/01/15	3,500	3,754
10.00%, 05/01/18	3,500	3,977
8.00%, 08/01/20	2,600	2,642
Other Securities		21,845

		62,784
INDUSTRIALS - 3.0%
American Airlines Inc., 7.50%, 03/15/16 (e) (r)	8,300	8,134
Other Securities		29,860

		37,994
INFORMATION TECHNOLOGY - 7.3%
CDW Escrow Corp., 8.50%, 04/01/19 (r)	9,500	9,310
CDW LLC
11.00%, 10/12/15 (e)	266	280
12.54%, 10/12/17	2,000	2,155
First Data Corp.
9.88%, 09/24/15	399	410
11.25%, 03/31/16 (e)	3,000	2,955
8.25%, 01/15/21 (e) (r)	10,914	10,696
12.63%, 01/15/21 (e) (r)	9,910	10,604
8.75%, 01/15/22 (e) (r)	3,198	3,126
First Data Corp. Extended Term Loan, 4.19%, 03/24/18 (i)	4,123	3,791
First Data Corp. Term Loan B-1, 3.00%, 09/24/14 (i)	4,680	4,331
First Data Corp. Term Loan B-3, 3.00%, 09/24/14 (i)	439	406
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	3,000	3,229
10.13%, 03/15/18 (r)	5,000	5,550
9.25%, 04/15/18 (r)	4,000	4,310
8.05%, 02/01/20 (e) (r)	6,500	6,532
10.75%, 08/01/20 (e) (r)	9,500	10,735
Other Securities		11,944

		90,364
MATERIALS - 3.2%
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (r)	2,100	2,142
6.88%, 02/01/18 (e) (r)	7,500	7,612
Other Securities		30,461

		40,215
TELECOMMUNICATION SERVICES - 1.5%
Other Securities		18,874
UTILITIES - 5.3%
Calpine Corp.
7.88%, 07/31/20 (r)	800	836
7.50%, 02/15/21 (r)	5,475	5,584
7.88%, 01/15/23 (e) (r)	3,000	3,090
Dynegy Holdings Inc.
7.50%, 06/01/15	11,000	8,965
8.38%, 05/01/16	4,750	3,800
7.75%, 06/01/19	3,000	2,183

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (e) (r)	3,600	3,537
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	32,093	25,077
Other Securities		13,339

		66,411

Total Corporate Bonds and Notes (cost $675,140)		699,510

GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
GOVERNMENT SECURITIES - 0.6%
Municipals - 0.6%
Other Securities		6,734

Total Government and Agency Obligations (cost $6,014)		6,734

OTHER EQUITY INTERESTS - 0.0%
Other Securities		74

Total Other Equity Interests (cost $13)		74

SHORT TERM INVESTMENTS - 17.9%
Investment Company - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	16,664	16,664
Securities Lending Collateral - 16.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	206,316	206,316
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	1,101	1,072

		207,388

Total Short Term Investments (cost $224,081)		224,052

Total Investments - 115.9% (cost $1,409,136)		1,444,518
Other Assets and Liabilities, Net - (15.9%)		(197,683)

Total Net Assets - 100.0%		$1,246,835

JNL/Franklin Templeton International Small Cap Growth Fund
Sector Weightings:	Percentage of Total Investments
Industrials	27.8%
Financials	19.4
Consumer Discretionary	19.3
Consumer Staples	13.0
Information Technology	5.7
Short Term Investments	14.8

Total Investments	100.0%

COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 21.4%
Asatsu-DK Inc. (e)	275	$7,187
Carpetright Plc (e)	1,084	11,321
Dignity Plc	400	5,070
Headlam Group Plc	1,227	5,750
JUMBO SA	1,160	8,745
Sankyo Co. Ltd.	165	8,470
Vitec Group Plc	366	3,585

		50,128
CONSUMER STAPLES - 14.5%
Binggrae Co. Ltd.	105	6,066
C&C Group Plc	1,779	9,254

	Shares/Par (p)	Value
McBride Plc (e)	3,341	7,414
Sligro Food Group NV (e)	169	6,015
Unihair Co. Ltd. (c) (e)	500	5,081

		33,830
FINANCIALS - 21.5%
ARA Asset Management Ltd.	5,405	6,689
Arch Capital Group Ltd. (c)	218	6,952
Daibiru Corp.	1,054	8,050
Fairfax Financial Holdings Ltd.	18	7,324
Lancashire Holdings Ltd.	440	4,612
RHJ International (c) (e)	1,179	8,496
Savills Plc	1,295	8,126

		50,249
INDUSTRIALS - 30.8%
DCC Plc	232	6,595
De La Rue Plc	693	8,502
Experian Plc	657	8,364
Flughafen Wien AG (e)	76	3,868
HomeServe Plc	1,086	8,767
Irish Continental Group Plc	123	2,807
Nexans SA	96	9,047
Prysmian SPA	436	8,766
QinetiQ Group Plc	2,554	4,947
Spirax-Sarco Engineering Plc	113	3,640
Wavin NV (c)	447	6,741

		72,044
INFORMATION TECHNOLOGY - 6.3%
Neopost SA (e)	122	10,448
Rotork Plc	157	4,251

		14,699

Total Common Stocks (cost $206,391)		220,950
SHORT TERM INVESTMENTS - 16.4%

Investment Company - 4.3%
JNL Money Market Fund, 0.01% (a) (h)	10,181	10,181
Securities Lending Collateral - 12.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	28,196	28,196
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	119	116

		28,312

Total Short Term Investments (cost $38,496)		38,493

Total Investments - 110.9% (cost $244,887)		259,443
Other Assets and Liabilities, Net - (10.9%)		(25,603)

Total Net Assets - 100.0%		$233,840

JNL/Franklin Templeton Mutual Shares Fund* (t) (x)
Sector Weightings:	Percentage of Total Investments
Consumer Staples	21.1%
Financials	14.0
Health Care	13.4
Consumer Discretionary	9.6
Information Technology	8.4
Energy	7.0
Materials	5.9
Utilities	4.6
Industrials	3.9

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Telecommunication Services	2.7
Other Equity Interests	0.0
Short Term Investments	9.4

Total Investments	100.0%

COMMON STOCKS - 89.5%

CONSUMER DISCRETIONARY - 8.9%
British Sky Broadcasting Group Plc	454	$6,172
News Corp. - Class A	559	9,899
Time Warner Cable Inc.	112	8,769
Time Warner Inc.	231	8,411
Viacom Inc.	116	5,926
Other Securities		23,229

		62,406
CONSUMER STAPLES - 21.4%
Altria Group Inc.	412	10,869
British American Tobacco Plc	417	18,259
CVS Caremark Corp.	457	17,166
Dr. Pepper Snapple Group Inc.	153	6,401
General Mills Inc.	148	5,498
Imperial Tobacco Group Plc	368	12,221
Kraft Foods Inc. - Class A	418	14,733
Kroger Co.	329	8,171
Lorillard Inc.	52	5,609
Nestle SA	196	12,208
Pernod-Ricard SA (e)	101	9,909
Philip Morris International Inc.	83	5,510
Other Securities		22,942

		149,496
ENERGY - 7.0%
Marathon Oil Corp.	287	15,109
Royal Dutch Shell Plc	286	10,152
Transocean Ltd.	132	8,549
Other Securities		14,787

		48,597
FINANCIALS - 13.4%
ACE Ltd.	117	7,685
American International Group Inc. (c)	236	6,923
Bank of America Corp.	545	5,976
Morgan Stanley	331	7,624
PNC Financial Services Group Inc.	131	7,790
Wells Fargo & Co.	325	9,130
White Mountains Insurance Group Ltd.	17	7,200
Other Securities		41,495

		93,823
HEALTH CARE - 13.7%
Amgen Inc. (c)	144	8,420
Eli Lilly & Co.	313	11,737
Medtronic Inc.	214	8,257
Merck & Co. Inc.	367	12,957
Novartis AG - ADR	90	5,513
Pfizer Inc.	685	14,107
UnitedHealth Group Inc.	247	12,737
Other Securities		21,613

		95,341
INDUSTRIALS - 3.9%
A P Moller - Maersk A/S - Class B	1	8,029
Owens Corning Inc. (c)	167	6,238
Other Securities		13,030

		27,297
INFORMATION TECHNOLOGY - 8.5%
Hewlett-Packard Co.	216	7,880
LSI Corp. (c)	911	6,485

	Shares/Par (p)	Value
Microsoft Corp.	534	13,874
Xerox Corp.	1,093	11,373
Other Securities		19,703

		59,315
MATERIALS - 6.0%
International Paper Co.	266	7,944
Linde AG	56	9,890
ThyssenKrupp AG	186	9,639
Weyerhaeuser Co.	362	7,921
Other Securities		6,788

		42,182
TELECOMMUNICATION SERVICES - 2.7%
Telefonica SA	286	6,983
Vodafone Group Plc	4,095	10,864
Other Securities		1,125

		18,972
UTILITIES - 4.0%
E.ON AG	236	6,733
Exelon Corp.	145	6,228
NRG Energy Inc. (c)	232	5,705
Other Securities		9,514

		28,180

Total Common Stocks (cost $571,126)		625,609

CORPORATE BONDS AND NOTES - 2.4%

CONSUMER DISCRETIONARY - 0.8%
Clear Channel Communications Inc., 11.00%, 08/01/16 (e)	$1,353	1,197
Clear Channel Communications Inc. Delayed Draw Term Loan 2, 3.84%, 01/29/16 (i)	641	537
Clear Channel Communications Inc. Term Loan B, 3.84%, 01/29/16 (i)	3,943	3,339
Clear Channel Communications Inc. Term Loan C, 3.84%, 01/29/16 (i)	743	628

		5,701
ENERGY - 0.2%
Other Securities		1,221
FINANCIALS - 0.8%
Other Securities		5,292
UTILITIES - 0.6%
Other Securities		4,425

Total Corporate Bonds and Notes (cost $17,945)		16,639

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $22)		—

SHORT TERM INVESTMENTS - 9.5%

Investment Company - 7.2%
JNL Money Market Fund, 0.01% (a) (h)	50,666	50,666
Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	16,158	16,158

Total Short Term Investments (cost $66,824)		66,824

Total Investments - 101.4% (cost $655,917)		709,072
Other Assets and Liabilities, Net - (1.4%)		(9,694)

Total Net Assets - 100.0%		$699,378

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	(p)	Value
JNL/Franklin Templeton Small Cap Value Fund* (x)
Sector Weightings:	Percentage of Total Investments
Industrials	29.7%
Consumer Discretionary	18.1
Financials	13.1
Energy	11.4
Materials	6.4
Health Care	4.2
Information Technology	3.0
Utilities	2.8
Consumer Staples	2.0
Short Term Investments	9.3

Total Investments	100.0%

COMMON STOCKS - 93.5%

CONSUMER DISCRETIONARY - 18.6%
Autoliv Inc.	55		$4,315
GameStop Corp. (c) (e)	206		5,489
Gentex Corp.	150		4,534
Group 1 Automotive Inc. (e)	148		6,099
Men’s Wearhouse Inc.	169		5,689
Regis Corp.	268		4,104
Thor Industries Inc.	221		6,374
Other Securities			40,857

			77,461
CONSUMER STAPLES - 2.0%
Casey’s General Stores Inc.	83		3,634
Lancaster Colony Corp. (e)	80		4,884

			8,518
ENERGY - 11.8%
Atwood Oceanics Inc. (c)	131		5,794
Bristow Group Inc.	151		7,714
Helix Energy Solutions Group Inc. (c)	245		4,049
Oil States International Inc. (c)	63		5,026
Rowan Cos. Inc. (c)	140		5,437
Tidewater Inc.	127		6,818
Unit Corp. (c)	94		5,721
Other Securities			8,387

			48,946
FINANCIALS - 13.5%
Aspen Insurance Holdings Ltd.	170		4,377
Montpelier Re Holdings Ltd.	221		3,983
Old Republic International Corp.	434		5,099
Protective Life Corp.	302		6,992
StanCorp Financial Group Inc.	109		4,599
Tower Group Inc.	210		4,997
Transatlantic Holdings Inc.	106		5,205
Validus Holdings Ltd.	138		4,269
Other Securities			16,587

			56,108
HEALTH CARE - 4.4%
Pharmaceutical Product Development Inc.	154		4,128
STERIS Corp.	141		4,929
Teleflex Inc.	78		4,751
Other Securities			4,288

			18,096
INDUSTRIALS - 30.6%
ABM Industries Inc.	205		4,794
Astec Industries Inc. (c)	111		4,116
Brady Corp. - Class A	133		4,264

	Shares/Par	(p)	Value
Carlisle Cos. Inc.	110		5,430
Gardner Denver Inc.	52		4,362
Genesee & Wyoming Inc. - Class A (c)	92		5,412
Graco Inc.	102		5,152
Granite Construction Inc.	209		5,134
Kennametal Inc.	127		5,369
Lincoln Electric Holdings Inc.	123		4,392
Mine Safety Appliances Co.	113		4,231
Mueller Industries Inc.	166		6,285
Simpson Manufacturing Co. Inc.	152		4,525
SkyWest Inc.	274		4,125
Trinity Industries Inc.	229		7,977
Universal Forest Products Inc.	155		3,714
Other Securities			48,173

			127,455
INFORMATION TECHNOLOGY - 3.1%
Benchmark Electronics Inc. (c)	374		6,169
Rofin-Sinar Technologies Inc. (c)	117		3,985
Other Securities			2,686

			12,840
MATERIALS - 6.6%
Cabot Corp.	102		4,055
Reliance Steel & Aluminum Co.	81		4,042
RPM International Inc.	231		5,325
Other Securities			13,936

			27,358
UTILITIES - 2.9%
NV Energy Inc.	358		5,498
PNM Resources Inc.	228		3,817
Other Securities			2,769

			12,084

Total Common Stocks (cost $339,318)			388,866

SHORT TERM INVESTMENTS - 9.5%

Investment Company - 6.3%
JNL Money Market Fund, 0.01% (a) (h)	26,328		26,328
Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	12,900		12,900
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	436		424

			13,324

Total Short Term Investments (cost $39,664)			39,652

Total Investments - 103.0% (cost $378,982)			428,518
Other Assets and Liabilities, Net - (3.0%)			(12,417)

Total Net Assets - 100.0%			$416,101

JNL/Goldman Sachs Core Plus Bond Fund
Sector Weightings:	Percentage of Total Investments
U.S. Government Agency MBS	25.5%
Financials	17.2
Non-U.S. Government Agency ABS	14.7
Government Securities	9.1
Energy	2.8
Telecommunication Services	1.9
Consumer Discretionary	1.8
Materials	1.5
Utilities	0.8

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Industrials	0.7
Health Care	0.7
Consumer Staples	0.7
Short Term Investments	22.6

Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 17.5%
Adjustable Rate Mortgage Trust REMIC, 2.80%, 04/25/35 (i)	$290	$269
American Home Mortgage Assets REMIC, 0.98%, 02/25/47 (i)	3,284	1,572
Amortizing Residential Collateral Trust REMIC, 1.99%, 08/25/32 (i)	54	21
Arkle Master Issuer Plc, 1.66%, 08/17/13 (i) (r)	4,600	4,603
Arran Residential Mortgages Funding Plc, 2.62%, 11/19/47 (i), EUR	2,100	3,046
Asset Backed Securities Corp. Home Equity REMIC, 3.04%, 04/15/33 (i)	42	31
Banc of America Funding Corp. REMIC
2.87%, 06/20/36 (i)	1,842	1,307
5.79%, 10/25/36 (i)	95	61
0.47%, 06/20/47 (i)	1,700	891
Banc of America Mortgage Securities Inc. REMIC, 3.20%, 09/25/35 (i)	1,034	847
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.47%, 04/25/34 (i)	305	275
3.58%, 11/25/34 (i)	891	853
Bear Stearns Alt-A Trust II REMIC, 5.30%, 09/25/47 (i)	2,762	1,559
Bear Stearns Mortgage Funding Trust REMIC, 0.35%, 12/25/36 (i)	3,117	1,896
Brazos Higher Education Authority
1.06%, 11/25/22 (i)	5,000	5,000
1.10%, 07/25/29 (i)	4,900	4,851
Brazos Higher Education Authority, Inc., 1.16%, 11/25/22 (i)	4,818	4,807
Carrington Mortgage Loan Trust REMIC, 0.42%, 01/25/34 (i)	48	48
Chase Mortgage Finance Corp. REMIC, 2.79%, 02/25/37 (i)	412	370
CIT Mortgage Loan Trust REMIC
1.64%, 09/25/24 (i) (q)	1,280	668
1.19%, 10/25/37 (i) (q)	368	357
1.44%, 10/25/37 (i) (q)	700	533
Citigroup Mortgage Loan Trust Inc. REMIC, 3.00%, 12/25/35 (i)	1,467	772
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32 (i)	400	441
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	128	134
Countrywide Alternative Loan Trust REMIC
1.78%, 09/25/35 (i)	270	167
1.56%, 11/25/47 (i)	4,378	2,385
Countrywide Asset-Backed Certificates REMIC, 1.44%, 06/25/34 (i)	198	61
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.83%, 02/19/34 (i)	420	382
3.07%, 11/20/34 (i)	410	347
Credit Suisse Mortgage Capital Certificates REMIC
6.50%, 10/25/21	2,336	1,799
5.61%, 02/15/39 (i)	3,060	3,333
5.47%, 09/15/39	6,000	6,471
Deutsche Bank Alternate Loan Trust REMIC, 1.92%, 08/25/35 (i)	298	209

	Shares/Par (p)	Value
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.20%, 03/19/46 (i)	451	242
Educational Services of America Inc., 1.12%, 07/25/23 (i) (q)	1,529	1,532
FDIC Structured Sale Guaranteed Notes REMIC, 0.74%, 03/02/48 (i) (r)	701	702
First Horizon Asset Securities Inc. REMIC, 2.77%, 12/25/34 (i)	165	154
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.14%, 05/17/32 (i) (q)	1,902	49
Fosse Master Issuer Plc REMIC, 1.62%, 10/18/54 (i) (r)	4,200	4,194
GCO Education Loan Funding Trust, 0.39%, 05/25/25 (i)	2,800	2,513
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	283	212
7.00%, 09/25/37 (i)	363	265
Goal Capital Funding Trust, 0.96%, 08/25/48 (i) (r)	1,565	1,559
Granite Mortgages Plc
0.39%, 12/31/20 (i)	281	270
1.72%, 01/20/44 (i), EUR	991	1,384
1.63%, 09/20/44 (i), EUR	381	531
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	7,300	7,831
GS Mortgage Securities Corp. II REMIC
5.56%, 11/10/39	2,200	2,384
5.80%, 08/10/45 (e) (i)	4,100	4,402
GSMPS Mortgage Loan Trust, 0.42%, 02/25/35 (i) (q)	104	87
GSR Mortgage Loan Trust REMIC, 2.85%, 10/25/35 (i)	568	422
Harborview Mortgage Loan Trust REMIC
0.53%, 06/20/35 (i)	1,095	873
2.82%, 08/19/36 (i)	1,923	1,120
Holmes Master Issuer Plc REMIC, 1.68%, 10/15/54 (i) (r)	2,000	2,003
HSBC Home Equity Loan Trust REMIC, 1.39%, 11/20/36 (i)	1,397	1,245
Impac CMB Trust REMIC, 0.83%, 03/25/35 (i)	145	101
IndyMac Index Mortgage Loan Trust REMIC
0.81%, 06/25/34 (i)	306	234
2.69%, 03/25/35 (i)	584	467
2.53%, 08/25/35 (i)	672	521
0.40%, 05/25/46 (i)	1,000	626
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)	7,000	7,537
LB-UBS Commercial Mortgage Trust REMIC
5.37%, 09/15/39	1,000	1,088
5.42%, 02/15/40	2,200	2,371
5.87%, 09/15/45 (i)	4,800	5,219
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37	5,108	2,705
Lehman XS Trust REMIC
0.45%, 02/25/46 (i)	2,072	1,110
1.04%, 09/25/47 (i)	1,492	976
Luminent Mortgage Trust REMIC, 0.38%, 05/25/46 (i)	608	332
MASTR Adjustable Rate Mortgages Trust REMIC
3.61%, 10/25/34 (i)	268	222
3.52%, 12/25/34 (i)	91	72
2.95%, 01/25/36 (i)	697	563
1.48%, 12/25/46 (i)	3,969	1,317
MASTR Seasoned Securities Trust REMIC, 4.18%, 10/25/32 (i)	304	263
Merit Securities Corp. REMIC, 1.69%, 09/28/32 (i) (q)	195	188

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Merrill Lynch Alternative Note Asset Trust REMIC, 0.38%, 07/25/37 (i)	752	410
Mid-State Trust, 7.34%, 07/01/35	210	219
Morgan Stanley Capital I REMIC, 5.37%, 11/14/42 (i)	1,500	1,629
Morgan Stanley Mortgage Loan Trust REMIC
2.89%, 08/25/34 (i)	169	135
2.67%, 03/25/36 (i)	1,708	951
NCUA Guaranteed Notes
0.64%, 01/08/20 (i)	2,565	2,566
0.57%, 03/06/20 (i)	3,918	3,918
0.59%, 03/11/20 (i)	3,493	3,493
0.54%, 12/07/20 (i)	2,171	2,177
REMIC, 0.56%, 11/06/17 (i)	2,120	2,121
REMIC, 2.65%, 01/01/18	10	10
REMIC, 3.00%, 06/12/19 (f)	2,700	2,660
REMIC, 0.59%, 03/06/20 (i)	3,058	3,058
REMIC, 0.64%, 10/07/20 (i)	1,428	1,431
REMIC, 1.84%, 10/07/20	739	747
Nelnet Student Loan Trust, 1.04%, 02/25/43 (i) (r)	6,301	6,321
Permanent Master Issuer Plc
0.89%, 04/15/20, GBP	2,000	3,146
2.62%, 07/15/42 (i) (r), EUR	4,900	7,109
Residential Accredit Loans Inc. REMIC
6.48%, 11/25/37 (i)	4,058	1,949
1.28%, 01/25/46 (i)	1,226	720
Residential Funding Mortgage Securities I Inc. REMIC
2.95%, 08/25/35 (i)	687	472
5.21%, 09/25/35 (i)	869	740
Silverstone Master Issuer PLC, 1.67%, 01/21/55 (i) (r)	4,800	4,800
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.54%, 05/25/34 (i)	602	542
2.56%, 09/25/34 (i)	254	223
2.67%, 11/25/34 (i)	1,196	1,066
Structured Asset Mortgage Investments Inc. REMIC, 2.62%, 08/25/35 (i)	92	74
Wachovia Bank Commercial Mortgage Trust, 5.77%, 07/15/45 (i)	4,500	4,931
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.58%, 06/25/34 (i)	719	698
2.67%, 12/25/35 (i)	859	824
3.55%, 09/25/36 (i)	1,367	1,027
0.42%, 04/25/45 (i)	160	133
Wells Fargo Alternative Loan Trust REMIC, 6.07%, 12/25/37 (i)	2,972	2,171
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.87%, 04/25/36 (i)	248	217

Total Non-U.S. Government Agency Asset- Backed Securities (cost $192,221)		172,940

CORPORATE BONDS AND NOTES - 33.3%

CONSUMER DISCRETIONARY - 2.1%
Charter Communications Operating LLC
8.00%, 04/30/12 (r)	1,125	1,170
10.88%, 09/15/14 (r)	875	962
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	356	399
Comcast Holdings Corp., 10.63%, 07/15/12	875	962
DIRECTV Holdings LLC
5.88%, 10/01/19	1,275	1,414
6.00%, 08/15/40	1,500	1,521

	Shares/Par (p)	Value
Goodyear Tire & Rubber Co., 10.50%, 05/15/16 (e)	1,899	2,136
NBC Universal Inc, 4.38%, 04/01/21 (r)	3,675	3,637
News America Inc., 6.15%, 02/15/41 (r)	1,975	1,956
Nielsen Finance LLC, 11.50%, 05/01/16	1,874	2,193
Pokagon Gaming Authority, 10.38%, 06/15/14 (e) (r)	1,125	1,160
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,454
WPP Finance Co.Ltd., 8.00%, 09/15/14 (l)	778	913
XM Satellite Radio Holdings Inc., 13.00%, 08/01/13 (r)	150	176

		21,053
CONSUMER STAPLES - 0.8%
Altria Group Inc., 9.70%, 11/10/18 (l)	875	1,150
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	1,325	1,667
CVS Caremark Corp., 5.75%, 05/15/41 (e)	2,550	2,507
Kraft Foods Inc.
6.13%, 08/23/18	1,125	1,290
6.50%, 02/09/40	1,025	1,139

		7,753
ENERGY - 3.3%
Anadarko Petroleum Corp.
6.38%, 09/15/17	2,176	2,494
8.70%, 03/15/19 (e)	1,100	1,402
BP Capital Markets Plc, 3.88%, 03/10/15 (e)	1,125	1,185
Cimarex Energy Co., 7.13%, 05/01/17	320	336
DCP Midstream LLC, 9.75%, 03/15/19 (r)	800	1,046
Dolphin Energy Ltd., 5.89%, 06/15/19 (r)	742	800
El Paso Corp.
7.80%, 08/01/31	33	39
7.75%, 01/15/32	515	599
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20 (e)	1,975	2,211
Energy Transfer Partners LP, 5.95%, 02/01/15	2,000	2,214
Enterprise Products Operating LLC
6.65%, 04/15/18	1,125	1,308
7.03%, 01/15/68 (i)	775	815
MarkWest Energy Partners LP, 8.75%, 04/15/18	500	545
Newfield Exploration Co., 7.13%, 05/15/18 (e)	1,150	1,219
Nexen Inc.
6.40%, 05/15/37	680	678
7.50%, 07/30/39	1,050	1,174
Petrobras International Finance Co., 5.38%, 01/27/21	960	986
Petroleos Mexicanos, 8.00%, 05/03/19	1,940	2,392
Plains Exploration & Production Co., 10.00%, 03/01/16 (e)	2,000	2,250
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (r)	1,360	1,355
Range Resources Corp.
7.50%, 10/01/17	250	266
7.25%, 05/01/18	400	424
TNK-BP Finance SA, 7.50%, 07/18/16	820	921
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,382
Transocean Inc.
6.00%, 03/15/18	1,875	2,076
6.50%, 11/15/20	575	643
Weatherford International Ltd., 9.63%, 03/01/19 (e)	1,300	1,679

		32,439

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
FINANCIALS - 20.4%
Abbey National Treasury Services Plc, 4.00%, 04/27/16 (e)	2,075	2,059
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	5,700	5,983
Ally Financial Inc., 6.88%, 09/15/11 (e)	3,400	3,429
American General Finance Corp., 4.88%, 07/15/12	1,250	1,244
Bank of America Corp.
3.63%, 03/17/16 (e)	1,225	1,229
5.42%, 03/15/17	1,300	1,326
5.63%, 07/01/20	2,225	2,297
5.88%, 01/05/21	1,675	1,758
Bank of New York Mellon Corp., 9.63%, 05/02/21 (e) (r)	690	704
Bank of Nova Scotia, 1.45%, 07/26/13 (r)	1,900	1,922
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	1,500	1,604
BB&T Corp., 3.20%, 03/15/16	2,025	2,072
BBVA Bancomer SA, 7.25%, 04/22/20 (e) (r)	2,125	2,231
Bear Stearns Cos. Inc., 7.25%, 02/01/18 (e)	1,475	1,752
Brandywine Operating Partnership LP, 4.95%, 04/15/18	1,775	1,800
BRFkredit AS, 2.05%, 04/15/13 (r)	8,300	8,476
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 (e) (r)	3,200	3,260
2.75%, 01/27/16 (e) (r)	2,600	2,660
Capital One Capital III, 7.69%, 08/15/36 (i)	1,125	1,150
Chubb Corp., 6.38%, 03/29/67 (i)	825	854
Cie de Financement Foncier
1.63%, 07/23/12 (r)	200	202
2.13%, 04/22/13 (r)	9,100	9,236
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	2,225	2,275
Citigroup Inc.
6.38%, 08/12/14	1,325	1,465
5.00%, 09/15/14	2,475	2,594
6.13%, 11/21/17	1,240	1,370
5.38%, 08/09/20 (e)	1,270	1,325
Developer Diversified Realty Corp., 7.50%, 04/01/17	1,900	2,152
Developers Diversified Realty Corp., 9.63%, 03/15/16	795	959
Discover Bank, 8.70%, 11/18/19	2,325	2,805
DnB NOR Boligkreditt
2.10%, 10/14/15 (i) (r)	8,600	8,499
2.90%, 03/29/16 (e) (r)	5,900	6,005
Duke Realty LP, 6.75%, 03/15/20 (e)	1,350	1,512
El Paso Performance-Linked Trust, 7.75%, 07/15/11 (q)	1,290	1,293
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	700	748
Fifth Third Bancorp
0.37%, 05/17/13 (i)	1,325	1,304
3.63%, 01/25/16	950	958
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	3,800	3,884
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,020
HCP Inc.
6.00%, 01/30/17	1,375	1,514
5.38%, 02/01/21 (e)	900	928
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,920
HSBC Bank USA, 4.88%, 08/24/20	1,498	1,475
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A), (f) (i), BRL	4,840	6,495
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	2,828
ING Bank NV
2.38%, 06/09/14 (e) (r)	2,275	2,264

	Shares/Par (p)	Value
2.50%, 01/14/16 (r)	4,800	4,716
International Lease Finance Corp., 8.25%, 12/15/20 (e)	1,250	1,350
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	2,050	2,202
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	1,650	1,654
Landwirtschaftliche Rentenbank
4.88%, 01/10/14	6,000	6,553
2.13%, 07/15/16 (e)	2,300	2,294
Liberty Property LP, 4.75%, 10/01/20	2,350	2,358
Lloyds TSB Bank Plc, 6.50%, 09/14/20 (r)	615	580
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,179
MetLife Capital Trust X, 9.25%, 04/08/38 (i) (r)	500	610
Morgan Stanley
6.63%, 04/01/18	3,325	3,663
5.63%, 09/23/19	2,325	2,386
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,331
Nationwide Financial Services, 5.38%, 03/25/21 (r)	2,425	2,436
Nordea Eiendomskreditt AS, 1.88%, 04/07/15 (i) (r)	4,600	4,647
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	2,175	2,292
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.38%, 10/01/35 (i)	2,791	2,827
PNC Bank NA, 6.88%, 04/01/18	975	1,149
ProLogis Inc., 1.88%, 11/15/37	1,075	1,059
Prudential Financial Inc.
3.88%, 01/14/15	2,450	2,557
4.50%, 11/15/20 (e)	1,550	1,540
QBE Capital Funding III Ltd., 7.25%, 05/24/41 (i) (r)	1,525	1,530
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (m) (r)	1,525	1,527
Royal Bank of Scotland Plc, 4.88%, 08/25/14 (r)	1,850	1,925
Simon Property Group LP, 10.35%, 04/01/19 (e)	1,650	2,284
SLM Corp., 6.25%, 01/25/16 (e)	1,750	1,816
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	217
Sparebanken 1 Boligkreditt
1.25%, 10/25/13 (e) (r)	8,000	7,992
2.63%, 05/27/16 (e) (r)	7,100	7,109
Springleaf Finance Corp., 5.38%, 10/01/12	125	124
Stadshypotek AB, 1.45%, 09/30/13 (e) (r)	3,350	3,383
SunTrust Banks Inc., 3.60%, 04/15/16	1,325	1,338
Swedbank Hypotek AB, 0.70%, 03/28/14 (i) (r)	1,800	1,810
Transatlantic Holdings Inc., 8.00%, 11/30/39	975	1,067
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody rating Ba1), (f) (q), BRL	1,620	552
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	1,325	1,308
WEA Finance LLC
7.50%, 06/02/14 (r)	475	548
7.13%, 04/15/18 (r)	900	1,050
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	800	813
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (q)	1,225	1,237

		201,853
HEALTH CARE - 0.8%
Boston Scientific Corp., 4.50%, 01/15/15	2,050	2,161

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Community Health Systems Inc., 8.88%, 07/15/15 (e)	2,075	2,137
DJO Finance LLC, 10.88%, 11/15/14	2,150	2,290
HCA Inc.
9.25%, 11/15/16	1,250	1,327
7.88%, 02/15/20 (e)	500	543

		8,458
INDUSTRIALS - 0.9%
ACCO Brands Corp., 10.63%, 03/15/15	1,805	2,015
Ashtead Capital Inc., 9.00%, 08/15/16 (r)	500	521
Case New Holland Inc., 7.75%, 09/01/13	625	677
GE Capital Trust I, 6.38%, 11/15/67 (i)	1,374	1,407
Iron Mountain Inc., 8.75%, 07/15/18	470	488
L-3 Communications Corp., 6.38%, 10/15/15	951	977
SGS International Inc., 12.00%, 12/15/13	500	513
Transnet Ltd., 4.50%, 02/10/16 (r)	2,100	2,167

		8,765
MATERIALS - 1.7%
ALROSA Finance SA, 7.75%, 11/03/20	510	555
Anglo American Capital Plc, 9.38%, 04/08/19 (r)	450	592
ArcelorMittal, 6.13%, 06/01/18 (e)	1,375	1,473
Cemex SAB de CV, 5.25%, 09/30/15 (e) (i) (r)	700	675
Dow Chemical Co., 7.60%, 05/15/14 (l)	2,875	3,334
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	1,950	2,130
Methanex Corp., 8.75%, 08/15/12	175	186
PE Paper Escrow GmbH, 12.00%, 08/01/14 (r)	1,175	1,328
Plastipak Holdings Inc., 8.50%, 12/15/15 (r)	600	615
Radnor Holdings Corp., 11.00%, 06/15/13 (c) (d) (f) (q)	125	—
Rock-Tenn Co., 5.63%, 03/15/13	200	206
RSC Equipment Rental Inc., 10.00%, 07/15/17 (r)	1,825	2,035
Steel Dynamics Inc., 7.75%, 04/15/16 (e)	1,525	1,601
Teck Resources Ltd., 10.75%, 05/15/19	1,425	1,801

		16,531
TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc., 2.95%, 05/15/16	3,600	3,646
Frontier Communications Corp., 6.25%, 01/15/13	1,800	1,879
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (e) (r)	1,875	1,861
Qwest Communications International Inc.
7.50%, 02/15/14	255	259
8.00%, 10/01/15	1,319	1,434
Qwest Corp.
8.88%, 03/15/12 (e)	125	132
8.38%, 05/01/16	750	885
Santander Holdings USA Inc., 4.63%, 04/19/16 (e)	715	718
Sprint Capital Corp., 8.38%, 03/15/12 (e)	500	520
Telecom Italia Capital SA
6.20%, 07/18/11	975	977
7.00%, 06/04/18	1,175	1,285
6.00%, 09/30/34	925	785
Telemar Norte Leste SA, 5.50%, 10/23/20 (e) (r)	1,000	987
Verizon Communications Inc., 6.40%, 02/15/38 (e)	1,300	1,409
Vimpel Communications
6.49%, 02/02/16 (r)	400	412
9.13%, 04/30/18	460	519
7.75%, 02/02/21 (r)	730	752
VimpelCom Holdings BV, 7.50%, 03/01/22 (r)	650	651

	Shares/Par (p)	Value
Virgin Media Finance Plc
9.13%, 08/15/16	625	658
9.50%, 08/15/16	1,225	1,384
Windstream Corp., 8.63%, 08/01/16	1,181	1,230

		22,383
UTILITIES - 1.0%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,183
IPALCO Enterprises Inc., 5.00%, 05/01/18 (e) (r)	875	855
Nevada Power Co., 7.13%, 03/15/19	1,175	1,402
NRG Energy Inc., 7.38%, 01/15/17 (e)	550	576
PPL WEM Holdings Plc, 5.38%, 05/01/21 (r)	2,200	2,279
Progress Energy Inc., 7.05%, 03/15/19 (e)	1,275	1,529
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	675	671

		9,495

Total Corporate Bonds and Notes (cost $318,874)		328,730

GOVERNMENT AND AGENCY OBLIGATIONS - 47.8%

GOVERNMENT SECURITIES - 11.2%
Federal Home Loan Bank - 1.3% (w)
Federal Home Loan Bank
5.38%, 05/15/19	8,000	9,229
5.63%, 06/11/21	3,200	3,718

		12,947
Municipals - 3.3%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	876
Dallas Area Rapid Transit, 5.25%, 12/01/48	675	693
Missouri Higher Education Loan Authority, 1.21%, 11/26/32 (i)	2,965	2,972
New York State Dormitory Authority, 5.00%, 07/01/40	1,275	1,321
Northstar Education Finance Inc.
0.34%, 04/01/42 (f)	650	550
0.38%, 04/01/42 (f)	700	593
0.35%, 01/29/46	525	444
0.37%, 01/29/46 (f)	800	690
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.46%, 04/29/19 (i)	6,000	5,947
0.54%, 04/01/42 (f)	2,300	1,955
0.38%, 01/29/46	75	64
0.51%, 01/29/46 (f)	2,000	1,721
State of California
7.95%, 03/01/36	1,290	1,406
7.63%, 03/01/40	3,475	4,000
State of California Various Purpose Bond
7.50%, 04/01/34	1,625	1,838
7.55%, 04/01/39	1,325	1,516
State of Illinois, 3.10%, 10/01/33	4,700	4,700
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	1,525	1,621

		32,907
Sovereign - 3.1%
Brazilian Government International Bond, 4.88%, 01/22/21	2,210	2,364
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17 (r)	2,100	2,374
Mexican Bonos
10.00%, 12/05/24, MXN	24,074	2,534
7.50%, 06/03/27, MXN	4,352	368
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,637
Qatar Government International Bond 5.15%, 04/09/14	290	315

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
5.25%, 01/20/20 (r)	4,350	4,637
Republic of Argentina, 2.84%, 12/15/35 (i), EUR	14,840	3,067
Republic of South Africa Government Bond
6.75%, 03/31/21, ZAR	19,085	2,498
10.50%, 12/21/26, ZAR	28,000	4,791
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,651
5.98%, 04/01/36	1,250	1,441
4.63%, 09/15/60	800	750
United Mexican States, 6.05%, 01/11/40	1,000	1,064

		30,491
Treasury Inflation Index Securities - 0.4%
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/27 (n)	3,457	3,942
U.S. Treasury Securities - 3.1%
U.S. Treasury Bond
6.50%, 11/15/26	10,900	14,238
4.50%, 02/15/36 (o)	5,700	5,891
4.25%, 11/15/40	1,300	1,271
U.S. Treasury Note
3.13%, 05/15/21	5,600	5,584
4.75%, 02/15/41	2,800	2,976

		29,960
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 36.6%
Federal Home Loan Mortgage Corp. - 5.4%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/35	182	195
5.50%, 01/01/36 - 01/01/40	7,280	7,882
5.99%, 01/01/37 (i)	745	790
6.00%, 09/01/37 - 11/01/38	2,761	3,077
6.50%, 01/01/38 - 12/01/38	4,071	4,626
4.50%, 09/01/39 - 10/01/39	2,721	2,834
4.00%, 08/01/40 - 12/01/40	3,166	3,172
4.50%, 04/15/41, TBA (g)	30,000	31,036
REMIC, 1,156.50%, 06/15/21 (q)	—	—
REMIC, 0.25%, 09/15/35 (0.00% until LIBOR reaches 7.00%) (i) (q)	78	77

		53,689
Federal National Mortgage Association - 27.2%
Federal National Mortgage Association
2.80%, 03/01/18	2,588	2,547
5.00%, 03/01/18 - 04/01/41	8,511	9,132
3.74%, 05/01/18	1,498	1,545
3.84%, 05/01/18	1,790	1,848
4.50%, 05/01/18 - 01/01/40	5,767	6,045
6.50%, 02/01/19	2	2
4.51%, 06/01/19	4,400	4,665
3.42%, 10/01/20	1,196	1,173
3.54%, 10/01/20	2,800	2,732
3.38%, 11/01/20	1,694	1,656
3.63%, 12/01/20	897	891
3.76%, 12/01/20	5,174	5,191
5.50%, 09/01/23 - 08/01/39	13,820	15,027
3.50%, 07/15/26 - 03/01/41 , TBA (g)	50,816	50,354
8.00%, 08/01/29 - 01/01/31	82	97
6.00%, 03/01/32 - 11/01/38	7,643	8,420
7.00%, 07/01/32	11	12
2.27%, 11/01/35 (i)	79	81
2.56%, 05/01/36 (i)	509	520
2.72%, 05/01/36 (i)	495	508
2.74%, 08/01/36 (i)	519	532
2.60%, 09/01/36 (i)	511	528
4.00%, 10/01/39 - 02/01/40	5,405	5,418
3.50%, 11/01/40 - 02/01/41	42,936	41,112

	Shares/Par (p)	Value
4.00%, 07/15/41, TBA (g)	70,000	70,000
5.00%, 07/15/41, TBA (g)	4,000	4,250
6.00%, 07/15/41, TBA (g)	31,000	34,052
REMIC, 10.40%, 04/25/19	1	1

		268,339
Government National Mortgage Association - 4.0%
Government National Mortgage Association
3.95%, 07/15/25	1,067	1,102
6.00%, 06/15/34 - 11/15/38	271	304
4.50%, 06/15/39 - 10/15/39	272	289
5.00%, 07/15/39	84	91
3.50%, 01/15/41	774	753
4.50%, 07/15/41 - 07/15/41 , TBA (g)	13,000	13,716
5.00%, 07/15/41, TBA (g)	21,000	22,746

		39,001

Total Government and Agency Obligations (cost $464,862)		471,276

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (q)	491	—

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f) (q)	2	—

Total Common Stocks (cost $227)		—

SHORT TERM INVESTMENTS - 26.9%

Investment Company - 21.1%
JNL Money Market Fund, 0.01% (a) (h)	208,649	208,649

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	56,733	56,733
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	274	267

		57,000

Total Short Term Investments (cost $265,656)		265,649

Total Investments - 125.5% (cost $1,241,840)		1,238,595
Total Forward Sales Commitments - (6.2)% (proceeds $61,662)		(61,069)
Other Assets and Liabilities, Net - (19.3%) (o)		(190,764)

Total Net Assets - 100.0%		$986,762

FORWARD SALES COMMITMENTS - 6.2%

Government and Agency Obligations - 6.2%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.2%
Federal Home Loan Mortgage Corp. - 0.8%
Federal Home Loan Mortgage Corp., 5.50%, 07/15/41 , TBA (g)	$7,000	$7,561
Federal National Mortgage Association - 5.4%
Federal National Mortgage Association
3.50%, 08/15/40	17,000	16,214
3.50%, 07/15/41, TBA (g)	39,000	37,294

		53,508

Total Forward Sales Commitments - 6.2% (proceeds $61,662)		$61,069

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
JNL/Goldman Sachs Emerging Markets Debt Fund

Sector Weightings:	Percentage of Total Investments
Government Securities	63.3%
Financials	9.2
Industrials	1.2
Energy	0.9
Telecommunication Services	0.8
Materials	0.4
Short Term Investments	24.2

Total Investments	100.0%

CORPORATE BONDS AND NOTES - 11.9%

ENERGY - 0.9%
Gazprom Via Gaz Capital SA, 9.25%, 04/23/19	$6,650	$8,304
FINANCIALS - 8.7%
Banco Votorantim SA, 6.25%, 05/16/16 (r), BRL	2,780	1,835
Barclays Bank Plc Credit Linked Note (Letras Financeiras do Tesouro, 0.00%, 12/21/11, Moody Rating N/A) (f) (q), BRL	3,557	10,813
Barclays Bank Plc-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba1) (f) (q), IDR	82,000,000	11,350
Citigroup Funding Inc., 11.25%, 10/25/18 (f) (i) (q), COP	9,263,000	6,769
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (f) (q), BRL	3,300	4,429
Credit Suisse Nassau-Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (f) (q), BRL	2,300	3,087
Deutsche Bank AG-Credit Linked Note (Indonesia Government,10.75%, 5/15/16, Moody rating Ba1) (f) (q), IDR	20,500,000	2,799
Evergrande Real Estate Group Ltd., 7.50%, 01/19/14, CNY	19,870	2,944
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba1) (f) (q), IDR	65,000,000	8,987
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Ba1) (f) (q), IDR	91,000,000	12,308
JPMorgan Chase & Co., 6.00%, 10/10/12 (q), PHP	40,000	968
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba1) (f) (q), IDR	16,100,000	2,141
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody rating Ba1) (f) (q), IDR	20,000,000	2,898
Red Arrow International Leasing Plc, 8.38%, 06/30/12, RUB	18,737	678
RSHB Capital SA, 7.50%, 03/25/13, RUB	244,200	8,913

		80,919
INDUSTRIALS - 1.2%
Transnet Ltd.
9.25%, 11/14/17, ZAR	4,000	590
10.50%, 09/17/20, ZAR	5,000	785
10.80%, 11/06/23, ZAR	7,000	1,105
9.50%, 08/19/25, ZAR	2,000	292

	Shares/Par (p)	Value
8.90%, 11/14/27, ZAR	57,000	7,826

		10,598
MATERIALS - 0.4%
Cemex SAB de CV, 5.25%, 09/30/15 (e) (i) (r)	4,080	3,937
TELECOMMUNICATION SERVICES - 0.7%
Vimpel Communications
6.49%, 02/02/16 (r)	540	556
9.13%, 04/30/18	1,430	1,614
7.75%, 02/02/21 (r)	1,820	1,875
VimpelCom Holdings BV, 7.50%, 03/01/22 (r)	2,720	2,723

		6,768

Total Corporate Bonds and Notes (cost $98,828)		110,526

GOVERNMENT AND AGENCY OBLIGATIONS - 59.9%

GOVERNMENT SECURITIES - 59.9%
Sovereign - 58.3%
Argentina Government International Bond, 0.00%, 12/15/35 (i)	4,110	723
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/12 - 01/01/21, BRL	67,732	39,269
Chile Government International Bond, 5.50%, 08/05/20, CLP	589,500	1,272
Colombia Government International Bond
7.75%, 04/14/21, COP	15,815,000	10,151
9.85%, 06/28/27, COP	14,609,000	10,572
Colombian TES, 11.25%, 10/24/18 (f) (q), COP	10,289,000	7,519
Hungary Government International Bond
8.00%, 02/12/15, HUF	3,736,000	21,073
5.50%, 02/12/16, HUF	4,065,180	20,895
7.00%, 06/24/22, HUF	507,870	2,670
Indonesia Government Bond
11.00%, 11/15/20, IDR	25,400,000	3,636
12.80%, 06/15/21, IDR	9,308,000	1,472
10.50%, 08/15/30, IDR	71,729,000	9,674
Indonesia Treasury Bond
7.38%, 09/15/16, IDR	36,555,000	4,350
15.00%, 07/15/18, IDR	18,617,000	3,082
8.25%, 07/15/21, IDR	35,000,000	4,253
9.50%, 07/15/31, IDR	55,200,000	6,837
Malaysia Government Bond
3.43%, 08/15/14, MYR	26,000	8,649
3.74%, 02/27/15, MYR	65,675	22,042
4.26%, 09/15/16, MYR	61,000	20,888
4.38%, 11/29/19, MYR	57,700	19,834
4.16%, 07/15/21, MYR	5,900	1,991
Mexican Bonos
10.00%, 12/05/24, MXN	148,086	15,587
8.50%, 11/18/38, MXN	114,812	10,222
Mexican Udibonos
4.00%, 06/13/19, MXN	12,067	5,131
2.50%,12/10/20, MXN	36,112	13,612
Nota Do Tesouro Nacional
10.00%, 01/01/14, BRL	10,725	6,505
6.00%, 08/15/40, BRL	14,300	19,191
Peruvian Government International Bond
9.91%, 05/05/15, PEN	750	315
7.84%, 08/12/20, PEN	1,550	621
8.20%, 08/12/26, PEN	1,810	731
6.90%, 08/12/37, PEN	9,290	3,241
Poland Government Bond
5.50%, 10/25/19, PLN	13,000	4,669
5.25%, 10/25/20, PLN	69,625	24,488
Republic of Argentina
2.84%, 12/15/35 (i), EUR	15,030	3,106
3.72%, 12/15/35, ARS	138,810	5,632

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Republic of South Africa Government Bond
8.00%, 12/21/18, ZAR	17,540	2,545
7.25%, 01/15/20, ZAR	37,430	5,126
10.50%, 12/21/26, ZAR	535,890	91,687
Russian Foreign Bond, 7.85%, 03/10/18, RUB	180,000	6,760
Thailand Government Bond
5.25%, 05/12/14, THB	64,000	2,175
3.63%, 05/22/15, THB	1,041,200	33,822
3.13%, 12/11/15, THB	64,000	2,031
4.13%, 11/18/16, THB	495,050	16,366
2.80%, 10/10/17, THB	147,000	4,515
Turkey Government Bond
0.00%,02/20/13 (j), TRY	32,000	17,072
11.00%, 08/06/14, TRY	5,775	3,734
10.50%, 01/15/20, TRY	32,700	21,417

		541,153
Treasury Inflation Index Securities - 1.6%
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	38,877	14,663

Total Government and Agency Obligations (cost $532,052)		555,816

SHORT TERM INVESTMENTS - 22.9%

Investment Company - 20.0%
JNL Money Market Fund, 0.01% (a) (h)	185,191	185,191
Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	3,709	3,709
Treasury Securities - 2.5%
Bank of Thailand Treasury Bill
0.07%, 08/04/11, THB	158,500	5,145
0.08%, 08/04/11, THB	130,000	4,221
0.08%, 10/06/11, THB	292,000	9,428
0.07%, 11/03/11, THB	145,000	4,670

		23,464

Total Short Term Investments (cost $212,753)		212,364

Total Investments - 94.7% (cost $843,633)		878,706
Other Assets and Liabilities, Net -5.3% (o)		49,093

Total Net Assets - 100.0%		$927,799

JNL/Goldman Sachs Mid Cap Value Fund* (x)
Sector Weightings:	Percentage of Total Investments
Financials	28.0%
Consumer Discretionary	14.3
Utilities	11.1
Industrials	10.1
Information Technology	7.4
Energy	6.6
Health Care	6.2
Consumer Staples	5.0
Materials	3.9
Telecommunication Services	3.2
Short Term Investments	4.2

Total Investments	100.0%

COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 14.5%
DISH Network Corp. - Class A (c)	398	$12,197
Hasbro Inc.	168	7,388
Lear Corp.	261	13,981

	Shares/Par (p)	Value
Liberty Global Inc. (c) (e)	210	9,452
Liberty Media Corp. - Interactive (c)	693	11,617
Newell Rubbermaid Inc.	463	7,308
Royal Caribbean Cruises Ltd. (c)	204	7,690
Scripps Networks Interactive Inc.	265	12,932
TRW Automotive Holdings Corp. (c)	151	8,909
Other Securities		19,779

		111,253
CONSUMER STAPLES - 5.1%
ConAgra Foods Inc.	300	7,752
Energizer Holdings Inc. (c)	108	7,832
JM Smucker Co.	191	14,614
Other Securities		9,096

		39,294
ENERGY - 6.7%
Cabot Oil & Gas Corp.	134	8,896
Frontier Oil Corp.	218	7,051
Newfield Exploration Co. (c)	163	11,080
Other Securities		24,822

		51,849
FINANCIALS - 28.4%
CIT Group Inc. (c)	169	7,464
Everest Re Group Ltd.	137	11,207
Fifth Third Bancorp	787	10,032
Hartford Financial Services Group Inc.	312	8,233
Host Hotels & Resorts Inc.	416	7,046
Invesco Ltd.	317	7,423
Kimco Realty Corp.	395	7,363
Legg Mason Inc.	249	8,155
Principal Financial Group Inc.	471	14,324
SLM Corp.	735	12,359
SunTrust Banks Inc.	421	10,860
Unum Group	287	7,318
Ventas Inc.	132	6,939
WR Berkley Corp.	296	9,618
XL Group Plc	393	8,638
Zions Bancorporation	321	7,706
Other Securities		73,960

		218,645
HEALTH CARE - 6.3%
Aetna Inc.	196	8,628
Boston Scientific Corp. (c)	1,564	10,810
Kinetic Concepts Inc. (c)	162	9,364
Warner Chilcott Plc	393	9,493
Other Securities		10,442

		48,737
INDUSTRIALS - 10.2%
Masco Corp.	631	7,592
Parker Hannifin Corp.	86	7,724
Pentair Inc.	247	9,961
Textron Inc.	297	7,001
Other Securities		46,223

		78,501
INFORMATION TECHNOLOGY - 7.6%
Xilinx Inc.	226	8,246
Other Securities		49,815

		58,061
MATERIALS - 3.9%
Chemtura Corp. (c)	397	7,231
Huntsman Corp.	359	6,764
Other Securities		16,168

		30,163

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 3.2%
CenturyTel Inc.	235	9,501
Sprint Nextel Corp. (c)	2,414	13,011
Other Securities		2,155

		24,667
UTILITIES - 11.3%
CMS Energy Corp.	348	6,856
Northeast Utilities	196	6,899
PPL Corp.	507	14,096
SCANA Corp.	204	8,018
Sempra Energy	167	8,838
Xcel Energy Inc.	552	13,406
Other Securities		28,827

		86,940

Total Common Stocks (cost $688,078)		748,110

SHORT TERM INVESTMENTS - 4.2%

Investment Company - 2.9%
JNL Money Market Fund, 0.01% (a) (h)	22,692	22,692
Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	9,426	9,426
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	302	294

		9,720

Total Short Term Investments (cost $32,420)		32,412

Total Investments - 101.4% (cost $720,498)		780,522
Other Assets and Liabilities, Net - (1.4%)		(11,122)

Total Net Assets - 100.0%		$769,400

JNL/Goldman Sachs U.S. Equity Flex Fund* (x)
Sector Weightings:	Percentage of Total Investments
Information Technology	20.2%
Financials	17.4
Consumer Discretionary	10.9
Energy	10.6
Health Care	9.5
Industrials	9.3
Consumer Staples	8.5
Materials	4.5
Utilities	3.9
Telecommunication Services	2.9
Short Term Investments	2.3

Total Investments	100.0%

COMMON STOCKS - 134.0%
CONSUMER DISCRETIONARY - 20.6%
CBS Corp. - Class B (o)	61	$1,734
Comcast Corp. - Class A (o)	110	2,794
DISH Network Corp. - Class A (c) (o)	93	2,855
Ford Motor Co. (c) (o)	84	1,156
Hasbro Inc. (o)	26	1,141
Johnson Controls Inc. (o)	46	1,933
Jos. A. Bank Clothiers Inc. (c) (o)	25	1,246
Lear Corp. (o)	37	1,967
Liberty Media Corp. - Interactive (c) (o)	75	1,254

	Shares/Par (p)	Value
Other Securities		7,077

		23,157
CONSUMER STAPLES - 10.3%
CVS Caremark Corp. (o)	29	1,085
General Mills Inc. (o)	63	2,352
PepsiCo Inc. (o)	36	2,566
Procter & Gamble Co. (o)	19	1,220
Unilever NV - NYS (o)	51	1,685
Wal-Mart Stores Inc. (o)	32	1,678
Other Securities		950

		11,536
ENERGY - 13.6%
Baker Hughes Inc. (o)	16	1,135
Cameron International Corp. (c) (o)	25	1,266
ConocoPhillips (o)	42	3,181
Devon Energy Corp. (o)	41	3,250
Hess Corp. (o)	15	1,122
Newfield Exploration Co. (c) (o)	25	1,718
Occidental Petroleum Corp. (o)	19	1,953
Schlumberger Ltd. (o)	19	1,654

		15,279
FINANCIALS - 20.6%
Allstate Corp. (o)	45	1,373
Bank of America Corp. (o)	184	2,016
Capital One Financial Corp. (o)	22	1,135
Franklin Resources Inc. (o)	12	1,565
Hartford Financial Services Group Inc. (o)	53	1,407
Invesco Ltd. (o)	46	1,065
JPMorgan Chase & Co. (o)	96	3,945
Prudential Financial Inc. (o)	41	2,578
State Street Corp. (o)	26	1,176
SunTrust Banks Inc. (o)	58	1,493
Travelers Cos. Inc. (o)	24	1,415
U.S. Bancorp (o)	97	2,474
Other Securities		1,439

		23,081
HEALTH CARE - 12.2%
Boston Scientific Corp. (c) (o)	298	2,058
Celgene Corp. (c) (o)	35	2,125
Merck & Co. Inc. (o)	83	2,936
Teva Pharmaceutical Industries Ltd. - ADR (o)	58	2,806
Warner Chilcott Plc (o)	47	1,135
WellPoint Inc. (o)	22	1,720
Other Securities		886

		13,666
INDUSTRIALS - 12.7%
Boeing Co. (o)	47	3,442
General Electric Co. (o)	235	4,425
Honeywell International Inc. (o)	50	2,968
Illinois Tool Works Inc. (o)	24	1,350
Textron Inc. (o)	46	1,077
Other Securities		1,048

		14,310
INFORMATION TECHNOLOGY - 26.2%
Adobe Systems Inc. (c) (o)	86	2,701
Apple Inc. (c) (o)	14	4,582
EMC Corp. (c) (o)	97	2,683
Google Inc. - Class A (c) (o)	6	3,233
Microsoft Corp. (o)	117	3,035
Oracle Corp. (o)	62	2,028
Parametric Technology Corp. (c) (o)	50	1,149
Plantronics Inc. (o)	30	1,079
QUALCOMM Inc. (o)	33	1,876

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Texas Instruments Inc. (o)	41	1,339
Xilinx Inc. (o)	43	1,568
Other Securities		4,198

		29,471
MATERIALS - 7.8%
Chemtura Corp. (c) (o)	62	1,121
LyondellBasell Industries NV (o)	55	2,101
Molycorp Inc. (c)	21	1,300
Stillwater Mining Co. (c) (o)	56	1,223
Tronox Inc. (c)	10	1,348
Other Securities		1,677

		8,770
TELECOMMUNICATION SERVICES - 5.7%
CenturyTel Inc. (o)	42	1,711
Sprint Nextel Corp. (c)	746	4,023
Other Securities		606

		6,340
UTILITIES - 4.3%
American Electric Power Co. Inc. (o)	29	1,091
PG&E Corp. (o)	27	1,139
PPL Corp. (o)	62	1,723
Other Securities		891

		4,844

Total Common Stocks (cost $139,853)		150,454

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	2,580	2,580

Total Short Term Investments (cost $2,580)		2,580

Total Investments - 136.3% (cost $142,433)		153,034
Total Securities Sold Short - (36.4)% (proceeds $38,490)		(40,822)
Other Assets and Liabilities, Net - 0.1%		87

Total Net Assets - 100.0%		$112,299

Securities Sold Short - 36.4%

COMMON STOCKS - 36.4%

CONSUMER DISCRETIONARY - 9.7%
American Axle & Manufacturing Holdings Inc.	55	$626
AutoNation Inc.	20	748
DR Horton Inc.	39	453
Gap Inc.	23	415
Garmin Ltd.	18	596
Genuine Parts Co.	10	519
Helen of Troy Ltd.	13	450
Men’s Wearhouse Inc.	13	450
NetFlix Inc.	3	910
New York Times Co. - Class A	144	1,256
Penske Auto Group Inc.	43	989
Pool Corp.	15	461
Regis Corp.	33	506
VF Corp.	5	497
Other Securities		2,029

		10,905
CONSUMER STAPLES - 1.8%
Campbell Soup Co.	15	528
Kimberly-Clark Corp.	9	570
Kraft Foods Inc. - Class A	27	949

		2,047

	Shares/Par (p)	Value
ENERGY - 3.0%
Apache Corp.	9	1,144
Noble Energy Inc.	12	1,104
Transocean Ltd.	17	1,094

		3,342
FINANCIALS - 3.1%
Associated Banc-Corp	60	837
eHealth Inc.	36	477
Federated Investors Inc. - Class B	21	502
Jefferies Group Inc.	22	454
Valley National Bancorp	63	856
Other Securities		397

		3,523
HEALTH CARE - 2.7%
Bristol-Myers Squibb Co.	30	873
Laboratory Corp. of America Holdings	6	607
Medtronic Inc.	15	594
Pfizer Inc.	47	967

		3,041
INDUSTRIALS - 3.5%
Caterpillar Inc.	10	1,109
Joy Global Inc.	8	793
Lockheed Martin Corp.	7	571
Northrop Grumman Systems Corp.	9	592
Precision Castparts Corp.	5	805

		3,870
INFORMATION TECHNOLOGY - 6.1%
Applied Materials Inc.	66	857
Ceva Inc.	37	1,139
Intel Corp.	50	1,103
International Business Machines Corp.	7	1,217
Intuit Inc.	18	930
Manhattan Associates Inc.	16	535
Motorola Mobility Holdings Inc.	24	519
QLogic Corp.	32	506

		6,806
MATERIALS - 3.3%
Air Products & Chemicals Inc.	15	1,395
BHP Billiton Ltd. - ADR	12	1,159
EI Du Pont de Nemours & Co.	22	1,187

		3,741
TELECOMMUNICATION SERVICES - 2.7%
Telefonos de Mexico SAB de CV - ADR	55	902
US Cellular Corp.	19	922
Verizon Communications Inc.	16	597
Windstream Corp.	47	607

		3,028
UTILITIES - 0.5%
Piedmont Natural Gas Co. Inc.	17	519

Total Securities Sold Short - 36.4% (proceeds $38,490)		$40,822

JNL/Invesco Global Real Estate Fund* (x)
Sector Weightings:	Percentage of Total Investments
Financials	94.9%
Consumer Discretionary	0.3

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Short Term Investments	4.8

Total Investments	100.0%

COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 0.3%
Other Securities		$2,290
FINANCIALS - 97.7%
Real Estate Investment Trusts - 70.2%
Diversified - REITS - 20.3%
British Land Co. Plc	777	7,595
Corio NV	112	7,414
Derwent London Plc	195	5,718
Dexus Property Group	5,830	5,503
Digital Realty Trust Inc. (e)	137	8,441
Goodman Group	10,353	7,828
Hammerson Plc	804	6,212
Land Securities Group Plc	740	10,118
Stockland	3,796	13,885
Unibail-Rodamco SE	83	19,151
Vornado Realty Trust	231	21,484
Other Securities		44,263

		157,612
Industrial - REITS - 2.8%
ProLogis Inc.	571	20,469
Other Securities		888

		21,357
Office - REITS - 10.0%
Alexandria Real Estate Equities Inc.	99	7,637
Boston Properties Inc.	138	14,665
Japan Real Estate Investment Corp.	1	5,768
Nippon Building Fund Inc. (e)	1	5,204
SL Green Realty Corp.	133	11,031
Other Securities		33,569

		77,874
Residential - REITS - 8.6%
AvalonBay Communities Inc.	130	16,716
BRE Properties Inc.	115	5,737
Camden Property Trust	166	10,591
Equity Residential	231	13,850
Essex Property Trust Inc.	90	12,114
Other Securities		7,921

		66,929
Retail - REITS - 16.9%
CFS Retail Property Trust	3,720	7,242
General Growth Properties Inc.	324	5,412
Kimco Realty Corp.	511	9,516
Link Real Estate Investment Trust (e)	1,620	5,527
Macerich Co.	242	12,933
Regency Centers Corp.	154	6,784
RioCan Real Estate Investment Trust	203	5,463
Simon Property Group Inc.	297	34,558
Westfield Group	1,732	16,085
Westfield Retail Trust	3,002	8,726
Other Securities		19,409

		131,655
Specialized - REITS - 11.6%
HCP Inc.	321	11,779
Health Care REIT Inc.	269	14,130
Host Hotels & Resorts Inc.	894	15,159
Nationwide Health Properties Inc.	173	7,183
Public Storage	96	10,914
Ventas Inc.	188	9,907
Other Securities		21,098

		90,170

	Shares/Par (p)	Value
Real Estate Management & Development - 27.5%
Real Estate Operating Companies - 22.0%
Brookfield Properties Corp.	663	12,798
CapitaLand Ltd.	3,538	8,382
China Overseas Land & Investment Ltd.	4,685	10,042
Hang Lung Properties Ltd.	3,015	12,359
Hongkong Land Holdings Ltd.	1,900	13,528
Keppel Land Ltd.	1,742	5,134
Mitsui Fudosan Co. Ltd.	920	15,748
Sumitomo Realty & Development Co. Ltd.	481	10,689
Sun Hung Kai Properties Ltd.	1,866	27,169
Wharf Holdings Ltd.	1,788	12,419
Other Securities		42,689

		170,957
Real Estate Services - 5.5%
Mitsubishi Estate Co. Ltd.	937	16,364
Swiss Prime Site AG	111	9,551
Other Securities		17,196

		43,111

Total Common Stocks (cost $698,089)		761,955

SHORT TERM INVESTMENTS - 5.0%
Investment Company - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	14,987	14,987
Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	23,155	23,155
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	685	667

		23,822

Total Short Term Investments (cost $38,827)		38,809

Total Investments - 103.0% (cost $736,916)		800,764
Other Assets and Liabilities, Net - (3.0%)		(23,685)

Total Net Assets - 100.0%		$777,079

JNL/Invesco International Growth Fund* (x)
Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	17.8%
Health Care	11.5
Consumer Staples	11.3
Energy	9.8
Financials	9.7
Information Technology	9.6
Industrials	8.9
Materials	4.2
Telecommunication Services	2.7
Utilities	2.1
Short Term Investments	12.4

Total Investments	100.0%

COMMON STOCKS - 92.0%
CONSUMER DISCRETIONARY - 18.7%
Adidas AG	135	$10,693
Bayerische Motoren Werke AG	77	7,713
Compass Group Plc	1,374	13,256
Denso Corp.	250	9,242
Hyundai Mobis	34	12,809
Next Plc	186	6,928
Reed Elsevier Plc	897	8,148
Toyota Motor Corp.	194	7,952

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Yamada Denki Co. Ltd.	148	11,969
Other Securities		40,697

		129,407
CONSUMER STAPLES - 11.9%
Anheuser-Busch InBev NV	183	10,602
British American Tobacco Plc	212	9,285
Danone SA	121	9,062
Imperial Tobacco Group Plc	383	12,732
Nestle SA	200	12,418
Tesco Plc	1,309	8,446
Unilever NV	214	7,013
Other Securities		12,742

		82,300
ENERGY - 10.3%
BG Group Plc	410	9,296
Gazprom OAO - ADR	538	7,845
Royal Dutch Shell Plc - Class B	248	8,839
WorleyParsons Ltd.	325	9,838
Other Securities		35,710

		71,528
FINANCIALS - 10.2%
Banco Bradesco SA - ADR (e)	537	11,007
BNP Paribas SA	117	9,060
Industrial & Commercial Bank of China	13,489	10,244
Julius Baer Group Ltd. (c)	167	6,879
United Overseas Bank Ltd.	528	8,460
Other Securities		24,785

		70,435
HEALTH CARE - 12.1%
Fresenius Medical Care AG & Co. KGaA (e)	98	7,282
Novartis AG	186	11,397
Novo-Nordisk A/S	92	11,513
Roche Holding AG	56	9,360
Shire Plc	314	9,799
Teva Pharmaceutical Industries Ltd. - ADR	234	11,270
Other Securities		23,038

		83,659
INDUSTRIALS - 9.3%
ABB Ltd.	265	6,860
Fanuc Ltd.	49	8,160
Hutchison Whampoa Ltd.	690	7,448
Keppel Corp. Ltd.	1,117	10,079
Nidec Corp.	76	7,051
Volvo AB	457	7,986
Other Securities		16,862

		64,446
INFORMATION TECHNOLOGY - 10.1%
Canon Inc. (e)	220	10,407
Cap Gemini SA	137	8,032
Infosys Technologies Ltd. - ADR (e)	127	8,292
Keyence Corp.	24	6,858
NHN Corp. (c)	41	7,176
SAP AG	118	7,110
Taiwan Semiconductor Manufacturing Co. Ltd.	3,624	9,111
Telefonaktiebolaget LM Ericsson	544	7,842
Other Securities		4,787

		69,615
MATERIALS - 4.4%
BHP Billiton Ltd.	279	13,129
Syngenta AG	23	7,798
Other Securities		9,457

		30,384

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 2.8%
America Movil SAB de CV - ADR	169	9,101
Vodafone Group Plc	2,507	6,651
Other Securities		3,839

		19,591
UTILITIES - 2.2%
Centrica Plc	1,683	8,730
Other Securities		6,562

		15,292

Total Common Stocks (cost $536,492)		636,657

SHORT TERM INVESTMENTS - 13.0%

Investment Company - 7.5%
JNL Money Market Fund, 0.01% (a) (h)	52,175	52,175
Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	37,466	37,466
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	664	647

		38,113

Total Short Term Investments (cost $90,305)		90,288

Total Investments - 105.0% (cost $626,797)		726,945
Other Assets and Liabilities, Net - (5.0%)		(34,790)

Total Net Assets - 100.0%		$692,155

JNL/Invesco Large Cap Growth Fund* (x)
Sector Weightings:	Percentage of Total Investments
Information Technology	32.8%
Consumer Discretionary	16.1
Industrials	12.1
Energy	11.5
Health Care	9.6
Materials	4.2
Financials	3.6
Consumer Staples	2.5
Telecommunication Services	1.9
Short Term Investments	5.7

Total Investments	100.0%

COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 16.3%
Amazon.com Inc. (c)	87	$17,734
Coach Inc.	287	18,350
Comcast Corp. - Class A	628	15,912
DIRECTV - Class A (c)	543	27,601
Home Depot Inc.	300	10,863
Kohl’s Corp.	196	9,787
Las Vegas Sands Corp. (c)	339	14,299
NetFlix Inc. (c) (e)	43	11,319
Walt Disney Co.	279	10,909
Other Securities		42,232

		179,006
CONSUMER STAPLES - 2.5%
CVS Caremark Corp.	295	11,081
Other Securities		16,780

		27,861

See accompanying Notes to the Financial Statements

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	(p)	Value
ENERGY - 11.6%
Baker Hughes Inc.	154		11,189
Cameron International Corp. (c)	274		13,793
EOG Resources Inc.	103		10,749
Halliburton Co.	384		19,575
National Oilwell Varco Inc.	354		27,722
Occidental Petroleum Corp.	169		17,627
Weatherford International Ltd. (c)	907		17,014
Other Securities			9,561

			127,230
FINANCIALS - 3.6%
Ameriprise Financial Inc.	260		15,003
JPMorgan Chase & Co.	348		14,238
Other Securities			10,732

			39,973
HEALTH CARE - 9.7%
Allergan Inc.	142		11,812
Express Scripts Inc. (c)	260		14,015
Gilead Sciences Inc. (c)	320		13,238
Illumina Inc. (c)	169		12,668
UnitedHealth Group Inc.	307		15,844
Other Securities			38,999

			106,576
INDUSTRIALS - 12.2%
ABB Ltd. - ADR	632		16,400
Cummins Inc.	114		11,839
Danaher Corp.	213		11,276
Foster Wheeler AG (c)	580		17,610
Honeywell International Inc.	197		11,748
Ingersoll-Rand Plc	374		16,985
JB Hunt Transport Services Inc.	209		9,856
Precision Castparts Corp.	142		23,324
Union Pacific Corp.	145		15,156

			134,194
INFORMATION TECHNOLOGY - 33.2%
Accenture Plc - Class A	219		13,244
Agilent Technologies Inc. (c)	255		13,018
Apple Inc. (c)	224		75,121
Atmel Corp. (c)	938		13,203
Baidu.com - ADR (c)	242		33,890
Citrix Systems Inc. (c)	272		21,771
Cognizant Technology Solutions Corp. - Class A (c)	189		13,884
EMC Corp. (c)	792		21,812
Google Inc. - Class A (c)	51		25,701
Oracle Corp.	497		16,346
QUALCOMM Inc.	257		14,596
Rovi Corp. (c)	737		42,283
Salesforce.com Inc.	67		9,957
Visa Inc. - Class A	174		14,650
Other Securities			35,010

			364,486
MATERIALS - 4.3%
Monsanto Co.	246		17,838
Potash Corp. of Saskatchewan Inc.	381		21,692
Other Securities			7,513

			47,043
TELECOMMUNICATION SERVICES - 1.9%
American Tower Corp. - Class A (c)	269		14,084

	Shares/Par	(p)	Value
Other Securities			7,362

			21,446

Total Common Stocks (cost $913,840)			1,047,815

SHORT TERM INVESTMENTS - 5.8%

Investment Company - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	56,368		56,368
Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	6,883		6,883
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	236		230

			7,113

Total Short Term Investments (cost $63,487)			63,481

Total Investments - 101.1% (cost $977,327)			1,111,296
Other Assets and Liabilities, Net - (1.1%)			(12,217)

Total Net Assets - 100.0%			$1,099,079

JNL/Invesco Small Cap Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	24.9%
Consumer Discretionary	17.4
Health Care	14.9
Industrials	14.2
Energy	7.7
Financials	5.3
Materials	5.1
Consumer Staples	2.5
Telecommunication Services	0.8
Utilities	0.7
Short Term Investments	6.5

Total Investments	100.0%

COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 17.7%
Buffalo Wild Wings Inc. (c)	28		$1,826
DSW Inc. - Class A (c) (e)	40		2,037
Foot Locker Inc.	84		1,997
Group 1 Automotive Inc. (e)	44		1,803
Penn National Gaming Inc. (c)	54		2,179
Steven Madden Ltd. (c)	55		2,057
Tenneco Inc. (c)	41		1,799
Tractor Supply Co.	41		2,720
TRW Automotive Holdings Corp. (c)	45		2,664
Vitamin Shoppe Inc. (c)	51		2,355
Weight Watchers International Inc.	41		3,084
Williams-Sonoma Inc.	58		2,125
Other Securities			15,118

			41,764
CONSUMER STAPLES - 2.5%
Diamond Foods Inc. (e)	27		2,041
Nu Skin Enterprises Inc. - Class A	49		1,829
Other Securities			2,041

			5,911
ENERGY - 7.8%
Carrizo Oil & Gas Inc. (c)	46		1,936
Dresser-Rand Group Inc. (c)	35		1,873
Frontier Oil Corp.	89		2,891

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	(p)	Value
Lufkin Industries Inc.	22		1,859
Patterson-UTI Energy Inc.	60		1,907
SandRidge Energy Inc. (c)	198		2,108
Other Securities			5,892

			18,466
FINANCIALS - 5.4%
Affiliated Managers Group Inc. (c)	20		2,007
ProAssurance Corp. (c)	26		1,835
SVB Financial Group (c)	35		2,102
Other Securities			6,685

			12,629
HEALTH CARE - 15.2%
Chemed Corp.	30		1,977
Medicis Pharmaceutical Corp. - Class A	53		2,008
Perrigo Co.	23		2,051
Quality Systems Inc.	21		1,814
Sirona Dental Systems Inc. (c)	36		1,898
Zoll Medical Corp. (c)	41		2,315
Other Securities			23,801

			35,864
INDUSTRIALS - 14.5%
CoStar Group Inc. (c) (e)	36		2,126
HUB Group Inc. - Class A (c)	53		2,012
TransDigm Group Inc. (c)	44		4,030
Wabtec Corp.	36		2,345
Other Securities			23,684
			34,197
INFORMATION TECHNOLOGY - 25.4%
Aspen Technology Inc. (c)	105		1,806
CommVault Systems Inc. (c)	52		2,294
Hittite Microwave Corp. (c)	31		1,891
Informatica Corp. (c)	54		3,156
Littelfuse Inc.	32		1,854
Micros Systems Inc. (c)	40		1,994
Microsemi Corp. (c)	88		1,807
NetGear Inc. (c)	47		2,066
Open Text Corp. (c)	30		1,929
Polycom Inc. (c)	36		2,324
Semtech Corp. (c)	66		1,806
SolarWinds Inc. (c)	72		1,871
ValueClick Inc. (c)	113		1,873
Other Securities			33,227

			59,898
MATERIALS - 5.2%
Carpenter Technology Corp.	34		1,989
Grief Inc. - Class A	32		2,049
Rockwood Holdings Inc. (c)	41		2,264
Other Securities			5,983

			12,285
TELECOMMUNICATION SERVICES - 0.9%
SBA Communications Corp. (c)	53		2,012
UTILITIES - 0.7%
Other Securities			1,726

Total Common Stocks (cost $186,193)			224,752

SHORT TERM INVESTMENTS - 6.6%

Investment Company - 3.0%
JNL Money Market Fund, 0.01% (a) (h)	7,041		7,041
Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	8,386		8,386

	Shares/Par	(p)	Value
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	208		203

			8,589

Total Short Term Investments (cost $15,635)			15,630

Total Investments - 101.9% (cost $201,828)			240,382
Other Assets and Liabilities, Net - (1.9%)			(4,396)

Total Net Assets - 100.0%			$235,986

JNL/Ivy Asset Strategy Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	30.1%
Information Technology	20.5
Energy	12.1
Precious Metals	10.8
Financials	8.5
Industrials	7.2
Consumer Staples	2.2
Materials	0.8
Health Care	0.4
Purchased Options	0.4
Short Term Investments	7.0

Total Investments	100.0%

COMMON STOCKS - 77.8%

CONSUMER DISCRETIONARY - 25.1%
Bayerische Motoren Werke AG	259		$25,834
CBS Corp. - Class B	963		27,427
Compagnie Financiere Richemont SA	725		47,458
Hyundai Motor Co.	136		30,190
LVMH Moet Hennessy Louis Vuitton SA	176		31,692
Prada SpA	2,047		12,348
Sands China Ltd. (r)	14,082		38,001
Starbucks Corp.	498		19,646
Starwood Hotels & Resorts Worldwide Inc. (o)	661		37,059
Wynn Macau Ltd.	10,552		34,375
Wynn Resorts Ltd. (o)	599		85,959

			389,989
CONSUMER STAPLES - 2.2%
Anheuser-Busch InBev NV - ADR	49		2,860
Mead Johnson Nutrition Co.	181		12,193
Philip Morris International Inc.	289		19,270

			34,323
ENERGY - 12.4%
ConocoPhillips (o)	832		62,573
Exxon Mobil Corp.	187		15,226
Halliburton Co. (o)	657		33,489
National Oilwell Varco Inc.	345		26,998
Occidental Petroleum Corp.	31		3,267
Schlumberger Ltd.	374		32,318
SeaDrill Ltd.	518		18,217

			192,088
FINANCIALS - 8.7%
AIA Group Ltd.	6,632		22,969
Apollo Global Management LLC - Class A	724		12,455
Blackstone Group LP	1,057		17,497
BOC Hong Kong Holdings Ltd.	4,611		13,391
China Pacific Insurance Group Co. Ltd.	5,568		23,074
Itau Unibanco Holding SA - ADR	411		9,686
KKR & Co. LP	516		8,415

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Ping an Insurance Group Co. of China Ltd.	678	7,001
Standard Chartered Plc	789	20,746

		135,234
HEALTH CARE - 0.4%
Allergan Inc.	80	6,668
INDUSTRIALS - 7.2%
Caterpillar Inc.	262	27,935
Cathay Pacific Airways Ltd.	3,473	8,042
Cummins Inc.	216	22,333
General Electric Co.	865	16,316
Hutchison Port Holdings Trust	118	100
Hutchison Whampoa Ltd.	2,013	21,730
Volvo AB - Class B	825	14,404

		110,860
INFORMATION TECHNOLOGY - 21.0%
Apple Inc. (o)	165	55,402
ARM Holdings Plc - ADR	240	6,832
ASML Holding NV	412	15,176
Baidu.com - ADR	415	58,168
Broadcom Corp.	459	15,427
Cognizant Technology Solutions Corp. - Class A (o)	503	36,919
First Solar Inc.	144	18,981
Google Inc. - Class A	45	22,787
Juniper Networks Inc.	600	18,894
NetApp Inc.	507	26,733
Oracle Corp.	630	20,720
Tencent Holdings Ltd.	1,082	29,358

		325,397
MATERIALS - 0.8%
Freeport-McMoRan Copper & Gold Inc.	125	6,607
PTT Chemical PCL	1,338	6,401

		13,008

Total Common Stocks (cost $1,041,716)		1,207,567

PREFERRED STOCKS - 5.8%
CONSUMER DISCRETIONARY - 5.7%
Volkswagen AG (r)	384	79,345
Volkswagen AG Rights, Convertible Preferred (r)	42	8,693

		88,038
INDUSTRIALS - 0.1%
Volvo	148	2,591

Total Preferred Stocks (cost $55,707)		90,629

PURCHASED OPTIONS - 0.4%
HSCEI Call Option, Strike Price HKD 12,000, Expiration 09/29/11 (f) (v)	256	1,473
HSCEI Call Option, Strike Price HKD 12,200, Expiration 09/29/11 (f) (v)	260	1,259
HSCEI Call Option, Strike Price HKD 21,600, Expiration 09/29/11 (f) (v)	427	3,389

Total Options (cost $6,998)		6,121

PRECIOUS METALS - 11.0%
Gold Bullion	114,089	171,037

Total Precious Metals (cost $150,897)		171,037

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 7.1%
Investment Company - 7.1%
JNL Money Market Fund, 0.01% (a) (h)	110,827	110,827

Total Short Term Investments (cost $110,827)		110,827

Total Investments - 102.1% (cost $1,366,145)		1,586,181
Other Assets and Liabilities, Net - (2.1%) (o)		(33,081)

Total Net Assets - 100.0%		$1,553,100

JNL/JPMorgan International Value Fund* (x)
Sector Weightings:	Percentage of Total Investments
Financials	23.7%
Industrials	11.1
Consumer Discretionary	9.9
Energy	9.7
Telecommunication Services	9.6
Health Care	8.7
Materials	8.2
Utilities	7.2
Information Technology	5.0
Consumer Staples	3.6
Short Term Investments	3.3

Total Investments	100.0%

COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 7.9%
Daimler AG	135	$10,099
Nissan Motor Co. Ltd.	800	8,363
PPR SA	39	6,985
Sodexo SA	98	7,669
Toyota Motor Corp.	251	10,268
Other Securities		12,315

		55,699
CONSUMER STAPLES - 3.7%
British American Tobacco Plc	235	10,295
Japan Tobacco Inc.	2	8,400
Unilever NV	219	7,163

		25,858
ENERGY - 9.8%
BP Plc	1,918	14,117
JX Holdings Inc.	1,418	9,497
Repsol YPF SA (e)	215	7,450
Royal Dutch Shell Plc	799	28,453
Other Securities		8,871

		68,388
FINANCIALS - 23.9%
Allianz SE	90	12,577
Aviva Plc	1,117	7,873
Banco Bilbao Vizcaya Argentaria SA	868	10,184
BNP Paribas SA	176	13,574
Commerzbank AG (c)	2,356	10,183
Credit Suisse Group AG (c)	241	9,363
DnB NOR ASA	509	7,096
ING Groep NV (c)	1,232	15,162
KBC Groep NV	189	7,432
Sumitomo Mitsui Financial Group Inc.	401	12,299
Other Securities		61,803

		167,546

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
HEALTH CARE - 8.8%
Bayer AG	183	14,648
GlaxoSmithKline Plc	808	17,301
Novartis AG	159	9,720
Sanofi-Aventis SA	252	20,286

		61,955
INDUSTRIALS - 11.2%
Mitsubishi Electric Corp.	830	9,588
Mitsui & Co. Ltd.	466	8,009
Schneider Electric SA	70	11,775
Sumitomo Corp.	775	10,489
Other Securities		39,043

		78,904
INFORMATION TECHNOLOGY - 5.0%
FUJIFILM Holdings Corp.	218	6,779
Fujitsu Ltd.	1,204	6,850
Samsung Electronics Co. Ltd.	10	7,960
Telefonaktiebolaget LM Ericsson	565	8,147
Other Securities		5,419

		35,155
MATERIALS - 8.2%
BASF SE	162	15,822
First Quantum Minerals Ltd.	47	6,867
Holcim Ltd.	105	7,929
Solvay SA	58	8,919
UPM-Kymmene Oyj	520	9,502
Other Securities		8,730

		57,769
TELECOMMUNICATION SERVICES - 9.7%
Deutsche Telekom AG	463	7,222
KDDI Corp.	2	12,930
Koninklijke KPN NV	454	6,605
Nippon Telegraph & Telephone Corp.	150	7,211
Singapore Telecommunications Ltd.	2,696	6,936
Vodafone Group Plc	7,964	21,127
Other Securities		5,698

		67,729
UTILITIES - 7.3%
Centrica Plc	1,801	9,345
Enel SpA	1,577	10,302
GDF Suez	266	9,742
Snam Rete Gas SpA	1,739	10,297
Other Securities		11,301

		50,987

Total Common Stocks (cost $626,535)		669,990

PREFERRED STOCKS - 2.1%
CONSUMER DISCRETIONARY - 2.1%
Volkswagen AG	71	14,723

Total Preferred Stocks (cost $8,344)		14,723

SHORT TERM INVESTMENTS - 3.3%

Investment Company - 1.8%
JNL Money Market Fund, 0.01% (a) (h)	12,880	12,880
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	9,833	9,833

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	599	584

		10,417

Total Short Term Investments (cost $23,312)		23,297

Total Investments - 100.9% (cost $658,191)		708,010
Other Assets and Liabilities, Net - (0.9%)		(6,110)

Total Net Assets - 100.0%		$701,900

JNL/JPMorgan Mid Cap Growth Fund* (x)
Sector Weightings:	Percentage of Total Investments
Information Technology	25.2%
Consumer Discretionary	18.3
Industrials	15.4
Health Care	13.6
Financials	8.5
Energy	8.0
Materials	3.4
Short Term Investments	7.6

Total Investments	100.0%

COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 19.3%
BorgWarner Inc. (c)	64	$5,195
Coach Inc.	137	8,746
Harley-Davidson Inc.	126	5,178
Marriott International Inc.	151	5,341
NetFlix Inc. (c)	16	4,072
Royal Caribbean Cruises Ltd. (c)	98	3,696
Scripps Networks Interactive Inc. - Class A	109	5,313
Sirius XM Radio Inc. (c)	1,797	3,935
Other Securities		31,190

		72,666
ENERGY - 8.4%
Cameron International Corp. (c)	128	6,443
Concho Resources Inc. (c)	89	8,193
Newfield Exploration Co. (c)	57	3,904
Peabody Energy Corp.	63	3,735
Range Resources Corp.	67	3,724
Other Securities		5,728

		31,727
FINANCIALS - 8.9%
AON Corp.	75	3,851
Camden Property Trust	59	3,773
Moody’s Corp.	131	5,020
T. Rowe Price Group Inc.	77	4,673
Other Securities		16,274

		33,591
HEALTH CARE - 14.3%
Alexion Pharmaceuticals Inc. (c)	82	3,838
Brookdale Senior Living Inc. (c)	160	3,885
Coventry Health Care Inc. (c)	155	5,635
DaVita Inc. (c)	62	5,335
Humana Inc.	73	5,855
Lincare Holdings Inc.	161	4,698
Sirona Dental Systems Inc. (c)	75	3,999
Thoratec Corp. (c)	122	4,017
Valeant Pharmaceuticals International Inc. (e)	132	6,848
Other Securities		9,785

		53,895

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
INDUSTRIALS - 16.2%
Carlisle Cos. Inc.	114	5,617
Cummins Inc.	50	5,198
Goodrich Corp.	53	5,014
Hubbell Inc.- Class B	69	4,475
IHS Inc. - Class A (c)	44	3,671
JB Hunt Transport Services Inc.	81	3,828
Parker Hannifin Corp.	43	3,868
Stericycle Inc. (c)	48	4,292
Wabtec Corp.	70	4,581
WW Grainger Inc.	46	7,053
Other Securities		13,361

		60,958
INFORMATION TECHNOLOGY - 26.6%
Agilent Technologies Inc. (c)	140	7,140
Alliance Data Systems Corp. (c) (e)	52	4,920
Amphenol Corp. - Class A	67	3,594
CGI Group Inc. - Class A (c)	151	3,717
Citrix Systems Inc. (c)	54	4,296
Equinix Inc. (c)	37	3,687
Microchip Technology Inc. (e)	103	3,908
Micros Systems Inc. (c)	77	3,808
NetApp Inc. (c)	70	3,716
Polycom Inc. (c)	63	4,057
Salesforce.com Inc.	25	3,739
TE Connectivity Ltd.	164	6,018
Xilinx Inc.	130	4,756
Other Securities		42,684

		100,040
MATERIALS - 3.6%
FMC Corp.	53	4,542
Grief Inc. - Class A	57	3,707
Sherwin-Williams Co.	63	5,300

		13,549

Total Common Stocks (cost $318,166)		366,426

SHORT TERM INVESTMENTS - 8.0%
Investment Company - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	8,925	8,925
Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	20,802	20,802
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	298	290

		21,092

Total Short Term Investments (cost $30,025)		30,017

Total Investments - 105.3% (cost $348,191)		396,443
Other Assets and Liabilities, Net - (5.3%)		(19,857)

Total Net Assets - 100.0%		$376,586

JNL/JPMorgan U.S. Government & Quality Bond Fund
Sector Weightings:	Percentage of Total Investments
U.S. Government Agency MBS	53.8%
Government Securities	32.4
Non-U.S. Government Agency ABS	4.1
Financials	0.6

	Shares/Par (p)	Value
Short Term Investments	9.1

Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.4%
ACE Securities Corp. REMIC, 0.32%, 02/25/31 (i)	$327	$261
AH Mortgage Advance Trust, 2.63%, 05/10/42 (r)	1,337	1,340
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 09/11/36 (i) (q)	1,992	2,152
CompuCredit Acquired Portfolio Voltage Master Trust, 0.36%, 09/15/18 (i) (q)	339	321
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	120	126
Countrywide Alternative Loan Trust REMIC
0.40%, 07/20/46 (i)	1,155	489
0.38%, 12/20/46 (i)	1,396	739
Countrywide Home Equity Loan Trust, 0.48%, 02/15/34 (i)	560	416
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	1,097	1,101
DBUBS Mortgage Trust, 3.53%, 01/10/21 (r)	3,415	3,444
FDIC Structured Sale Guaranteed Notes, 1.84%, 04/11/17	4,648	4,663
IndyMac Seconds Asset Backed Trust REMIC, 0.32%, 06/25/36 (i)	948	100
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,713
MASTR Adjustable Rate Mortgages Trust REMIC, 2.28%, 02/25/34 (i)	686	553
Morgan Stanley Mortgage Loan Trust REMIC, 2.65%, 10/25/34 (i)	591	561
NCUA Guaranteed Notes, 1.60%, 10/29/20	2,339	2,334
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	4,627	4,692
Provident Funding Mortgage Loan Trust REMIC, 2.68%, 10/25/35 (i)	429	393
Residential Funding Mortgage Securities I REMIC, 5.50%, 02/25/35	4,046	3,927
SACO I Inc. REMIC, 0.45%, 06/25/36 (i)	362	125
Structured Asset Mortgage Investments Inc. REMIC, 0.40%, 08/25/36 (i)	1,404	863
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,648	3,041
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 04/25/22	4,226	4,391
6.00%, 06/25/37	818	769
Wells Fargo-RBS Commercial Mortgage Trust, 4.38%, 03/15/44 (r)	4,750	4,672

Total Non-U.S. Government Agency Asset- Backed Securities (cost $46,897)		44,186

CORPORATE BONDS AND NOTES - 0.6%
FINANCIALS - 0.6%
General Electric Capital Corp., 3.00%, 12/09/11	2,500	2,531
Morgan Stanley, 3.25%, 12/01/11	2,500	2,529
Wells Fargo & Co., 3.00%, 12/09/11 (e)	1,525	1,544

Total Corporate Bonds and Notes (cost $6,524)		6,604

GOVERNMENT AND AGENCY OBLIGATIONS - 90.8%
GOVERNMENT SECURITIES - 34.1%
Federal Farm Credit Bank - 0.8% (w)
Federal Farm Credit Bank, 5.75%, 12/07/28	7,000	8,171

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Federal Home Loan Bank - 1.6% (w)
Federal Home Loan Bank
4.88%, 05/17/17 (e)	10,000	11,431
5.25%, 12/11/20	4,500	5,096

		16,527
Federal National Mortgage Association - 2.3% (w)
Federal National Mortgage Association, 0.00%, 10/09/19 - 11/15/20 (j)	33,000	23,018

		23,018
Sovereign - 3.0%
Financing Corp. Fico, 0.00%, 04/05/19 (j)	5,000	3,913
Israel Government AID Bond, 0.00%, 11/01/21 (j)	10,000	6,654
Residual Funding Strip Principal, 0.00%, 10/15/19 (e) (j)	3,800	2,922
Residual Funding Strip Principal, 0.00%, 07/15/20 - 01/15/30 (j)	12,410	7,305
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/21 (j)	14,487	9,681

		30,475
Treasury Inflation Index Securities - 2.6%
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 (n)	15,645	16,987
2.00%, 01/15/26 (n)	5,870	6,414
2.38%, 01/15/27 (n)	2,242	2,556

		25,957
U.S. Treasury Securities - 23.8%
U.S. Treasury Bond
0.00%,08/15/21 (e) (j)	25,000	17,462
5.25%, 11/15/28 (e)	20,000	23,081
5.25%, 02/15/29	10,000	11,539
5.38%, 02/15/31	33,000	38,677
U.S. Treasury Note
2.00%, 04/30/16	25,000	25,379
4.63%, 02/15/17	22,000	25,102
4.75%, 08/15/17	17,000	19,553
3.38%, 11/15/19	50,000	52,125
2.63%, 08/15/20	30,000	29,039

		241,957
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 56.7%
Federal Home Loan Mortgage Corp. - 21.6%
Federal Home Loan Mortgage Corp.
7.00%, 07/01/11 - 08/01/32	231	266
6.50%, 08/01/13	3	3
8.00%, 07/01/20	16	18
6.00%, 11/01/28	209	232
5.00%, 08/01/33 - 12/01/34	4,365	4,678
5.25%, 12/01/35 (i)	3,601	3,821
5.55%, 01/01/37 (i)	302	321
REMIC, 5.00%, 10/15/17 - 08/15/39	95,461	102,881
REMIC, 4.50%, 06/15/18 - 07/15/34	32,840	35,342
REMIC, 5.50%, 01/15/26 - 07/15/40	51,180	56,107
REMIC, 0.01%, 12/15/32 - 10/15/34	7,500	8,121
REMIC, 4.00%, 06/15/36	5,000	4,853
REMIC, 6.00%, 07/15/37	2,000	2,238

		218,881
Federal National Mortgage Association - 28.0%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	3	3
12.00%, 01/01/16 - 01/15/16	18	20
5.00%, 02/01/19 - 12/01/39	30,075	32,254
11.50%, 09/01/19	—	—
10.50%, 08/01/20	3	4
4.00%, 02/01/25 - 09/01/25	23,747	24,788
6.50%, 03/01/26 - 03/01/36	1,975	2,239

	Shares/Par (p)	Value
7.00%, 05/01/26 - 01/01/30	21	24
8.00%, 07/01/29 - 03/01/31	153	180
6.00%, 02/01/31 - 12/01/36	25,254	28,070
7.50%, 02/01/31	20	24
5.50%, 02/01/35 - 10/01/36	16,543	18,020
5.00%, 11/01/40, TBA (g)	29,032	30,906
REMIC, 5.00%, 05/25/18 - 09/25/39	37,209	40,047
REMIC, 4.00%, 01/25/19 - 04/25/30	28,000	27,893
REMIC, 4.50%, 04/25/23 - 02/25/40	27,826	29,521
REMIC, 3.50%, 07/25/33	1,774	1,839
REMIC, 5.50%, 12/25/34 - 11/25/35	15,820	17,356
REMIC, 11.17%, 02/25/40 (i)	948	955
REMIC, 7.50%, 12/25/41	9,884	11,410
REMIC, 5.75%, 06/25/42	2,647	2,888
REMIC, 4.68%, 06/25/43	7,520	7,837
REMIC, 6.00%, 12/25/49	2,691	2,996
Federal National Mortgage Association Strip Principal REMIC, 0.00%, 04/25/36 (j)	5,976	4,956

		284,230
Government National Mortgage Association - 7.1%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	3,239	3,626
REMIC, 6.50%, 06/20/28 - 06/16/31	4,191	4,658
REMIC, 0.01%, 09/20/32	7,000	7,602
REMIC, 5.50%, 03/20/33 - 02/16/38	25,376	27,430
REMIC, 6.00%, 12/16/33	3,133	3,419
REMIC, 5.00%, 11/20/36	3,405	3,709
REMIC, 3.00%, 04/20/39	9,786	10,051
REMIC, 4.50%, 06/20/39	10,000	10,226
Government National Mortgage Association Interest Only REMIC
6.50%, 11/20/34	288	13
6.21%, 05/16/38 (i)	7,437	1,342

		72,076

Total Government and Agency Obligations (cost $870,015)		921,292

SHORT TERM INVESTMENTS - 9.6%
Investment Company - 8.0%
JNL Money Market Fund, 0.01% (a) (h)	81,026	81,026
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	14,563	14,563
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	2,255	2,197

		16,760

Total Short Term Investments (cost $97,844)		97,786

Total Investments - 105.4% (cost $1,021,280)		1,069,868
Other Assets and Liabilities, Net - (5.4%)		(54,779)

Total Net Assets - 100.0%		$1,015,089

JNL/Lazard Emerging Markets Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	21.0%
Information Technology	15.4
Materials	15.2
Consumer Staples	11.4
Telecommunication Services	8.5
Industrials	8.1
Energy	4.7

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

Shares/Par (p)		Value
Consumer Discretionary	4.5
Utilities	2.1
Short Term Investments	9.1

Total Investments	100.0%

COMMON STOCKS - 93.8%

CONSUMER DISCRETIONARY - 4.7%
Grupo Televisa SA - ADR	595	$14,625
Hyundai Mobis	42	15,785
Truworths International Ltd.	1,572	17,036
Woongjin Coway Co. Ltd.	436	15,512
Other Securities		6,494

		69,452
CONSUMER STAPLES - 11.9%
Cia de Bebidas das Americas - ADR	572	19,307
KT&G Corp.	401	24,967
Natura Cosmeticos SA	879	22,036
Shoprite Holdings Ltd.	1,177	17,714
Souza Cruz SA	1,376	17,371
Tiger Brands Ltd.	491	14,333
Other Securities		59,192

		174,920
ENERGY - 4.7%
Banpu Public Co. Ltd.	750	17,478
YPF SA - ADR	494	22,243
Other Securities		30,215

		69,936
FINANCIALS - 22.0%
Banco do Brasil SA	3,223	57,455
Bank Mandiri Persero Tbk PT	17,201	14,442
Bank of India	1,464	13,549
China Construction Bank Corp.	16,320	13,527
Commercial International Bank	3,140	15,657
Korea Life Insurance Co. Ltd.	2,770	20,084
Nedbank Group Ltd.	647	14,020
OTP Bank Rt	466	15,156
Punjab National Bank Ltd.	1,226	29,876
Sanlam Ltd.	3,188	12,992
Shinhan Financial Group Co. Ltd.	854	40,724
Turkiye Is Bankasi SA	9,844	30,206
Other Securities		45,947

		323,635
INDUSTRIALS - 8.5%
Bharat Heavy Electricals Ltd.	601	27,571
Bidvest Group Ltd.	867	19,290
Orascom Construction Industries	384	17,352
United Tractors Tbk PT	4,954	14,384
Other Securities		46,093

		124,690
INFORMATION TECHNOLOGY - 16.1%
Cielo SA	1,998	49,534
Hon Hai Precision Industry Co. Ltd. - GDR	2,613	17,847
MediaTek Inc.	1,643	17,846
NHN Corp. (c)	108	19,041
Redecard SA	3,291	49,351
Samsung Electronics Co. Ltd.	32	24,431
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)	1,665	20,993
Other Securities		37,607

		236,650
MATERIALS - 14.8%
Cia Siderurgica Nacional SA - ADR (e)	1,767	22,022
First Quantum Minerals Ltd. (e)	190	27,717

Shares/Par (p)		Value
Grupo Mexico SAB de CV	7,752	25,597
Jindal Steel & Power Ltd.	1,101	16,071
Kumba Iron Ore Ltd.	276	19,743
Semen Gresik Persero Tbk PT	11,984	13,415
Uralkali - GDR (e)	357	16,065
Vale SA - ADR	1,404	44,861
Other Securities		32,668

		218,159
TELECOMMUNICATION SERVICES - 8.9%
America Movil SAB de CV - ADR	379	20,404
Mobile Telesystems - ADR	1,376	26,180
Philippine Long Distance Telephone Co. - ADR (e)	505	27,285
PT Telekomunikasi Indonesia - ADR	837	28,872
Turkcell Iletisim Hizmet AS	4,541	24,400
Other Securities		4,031

		131,172
UTILITIES - 2.2%
Companhia Energetica de Minas Gerais - ADR (e)	1,016	20,961
Other Securities		10,921

		31,882

Total Common Stocks (cost $1,223,332)		1,380,496

PREFERRED STOCKS - 1.3%

ENERGY - 0.2%
Other Securities		2,432
MATERIALS - 1.1%
Usinas Siderurgicas de Minas Gerais SA, Class A	1,660	14,585
Other Securities		1,528

		16,113

Total Preferred Stocks (cost $25,549)		18,545

SHORT TERM INVESTMENTS - 9.5%

Investment Company - 4.2%
JNL Money Market Fund, 0.01% (a) (h)	62,053	62,053
Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	76,740	76,740
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	571	556

		77,296

Total Short Term Investments (cost $139,364)		139,349

Total Investments - 104.6% (cost $1,388,245)		1,538,390
Other Assets and Liabilities, Net - (4.6%)		(67,139)

Total Net Assets - 100.0%		$1,471,251

JNL/Lazard Mid Cap Equity Fund* (x)
Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	15.9%
Information Technology	15.3
Financials	14.5
Industrials	12.7
Health Care	10.2
Energy	8.0
Consumer Staples	6.7

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Materials	5.2
Utilities	4.8
Short Term Investments	6.7

Total Investments	100.0%

COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 16.1%
AutoZone Inc. (c)	8	$2,388
Cablevision Systems Corp. - Class A	65	2,361
Darden Restaurants Inc.	57	2,846
DeVry Inc.	71	4,169
International Game Technology	237	4,161
Interpublic Group of Cos. Inc.	308	3,849
Lear Corp.	68	3,621
Mattel Inc.	112	3,065
Newell Rubbermaid Inc.	214	3,378
Ross Stores Inc.	41	3,261
Other Securities		4,869

		37,968
CONSUMER STAPLES - 6.8%
Campbell Soup Co.	68	2,356
Energizer Holdings Inc. (c)	61	4,414
Molson Coors Brewing Co. - Class B	105	4,707
Ralcorp Holdings Inc. (c)	31	2,701
Other Securities		1,747

		15,925
ENERGY - 8.1%
EQT Corp.	77	4,018
Noble Energy Inc.	27	2,429
Rowan Cos. Inc. (c)	99	3,830
Tidewater Inc.	63	3,379
Williams Cos. Inc.	126	3,818
Other Securities		1,637

		19,111
FINANCIALS - 14.7%
Ameriprise Financial Inc.	94	5,416
City National Corp.	55	2,973
Comerica Inc.	69	2,389
Duke Realty Corp.	183	2,570
Fifth Third Bancorp	182	2,315
Invesco Ltd.	180	4,219
LaSalle Hotel Properties	105	2,760
Macerich Co.	53	2,830
PartnerRe Ltd.	34	2,369
Principal Financial Group Inc.	112	3,419
Weingarten Realty Investors (e)	133	3,339

		34,599
HEALTH CARE - 10.4%
CareFusion Corp. (c)	92	2,491
Healthsouth Corp. (c)	106	2,774
Laboratory Corp. of America Holdings (c)	25	2,371
Life Technologies Corp. (c)	65	3,394
Warner Chilcott Plc - Class A	157	3,791
Zimmer Holdings Inc. (c)	60	3,811
Other Securities		5,792

		24,424
INDUSTRIALS - 12.3%
Corrections Corp. of America (c)	157	3,406
Dover Corp.	90	6,122
Equifax Inc.	128	4,458
Parker Hannifin Corp.	26	2,315
Rockwell Collins Inc.	88	5,453
Thomas & Betts Corp. (c)	63	3,409

	Shares/Par (p)	Value
Other Securities		3,911

		29,074
INFORMATION TECHNOLOGY - 15.5%
Amdocs Ltd. (c)	124	3,753
BMC Software Inc. (c)	71	3,895
Ingram Micro Inc. - Class A (c)	214	3,889
Intuit Inc. (c)	47	2,411
NCR Corp. (c)	125	2,356
Symantec Corp. (c)	184	3,634
Teradata Corp. (c)	52	3,142
Xilinx Inc.	98	3,567
Other Securities		9,742

		36,389
MATERIALS - 5.3%
Ball Corp.	93	3,573
Cliffs Natural Resources Inc.	25	2,293
Compass Minerals International Inc.	39	3,391
Other Securities		3,257

		12,514
UTILITIES - 4.9%
CMS Energy Corp.	208	4,097
Energen Corp.	69	3,893
Wisconsin Energy Corp.	110	3,442

		11,432

Total Common Stocks (cost $198,100)		221,436

PREFERRED STOCKS - 0.5%

INDUSTRIALS - 0.5%
Other Securities		1,240

Total Preferred Stocks (cost $1,014)		1,240

SHORT TERM INVESTMENTS - 6.8%

Investment Company - 4.9%
JNL Money Market Fund, 0.01% (a) (h)	11,463	11,463
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	4,249	4,249
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	306	298

		4,547

Total Short Term Investments (cost $16,018)		16,010

Total Investments -101.4% (cost $215,132)		238,686
Other Assets and Liabilities, Net - (1.4%)		(3,385)

Total Net Assets -100.0%		$235,301

JNL/M&G Global Basics Fund
Sector Weightings:	Percentage of Total Investments
Materials	34.6%
Consumer Staples	16.8
Energy	14.0
Industrials	12.8
Consumer Discretionary	4.5
Health Care	4.2
Financials	2.6
Short Term Investments	10.5

Total Investments	100.0%

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
COMMON STOCKS - 93.1%

CONSUMER DISCRETIONARY - 4.7%
Compagnie des Alpes (e)	68	$2,278
Hongkong & Shanghai Hotels	3,660	6,114
Yum! Brands Inc.	103	5,673

		14,065
CONSUMER STAPLES - 17.5%
Agrana Beteiligungs AG	47	5,677
Baron de Ley SA (c)	23	1,547
Colgate-Palmolive Co.	95	8,278
Elizabeth Arden Inc. (c)	96	2,787
Kerry Group Plc	180	7,435
Kirin Holdings Co. Ltd.	407	5,657
Marico Ltd.	451	1,568
Petra Foods Ltd.	416	671
Pilgrim’s Pride Corp. (c) (e)	71	383
PZ Cussons Plc (e)	1,162	6,642
Unilever Plc	302	9,707
Yakult Honsha Co. Ltd.	79	2,273

		52,625
ENERGY - 14.5%
African Petroleum Corp. Ltd.	395	360
Aquila Resources Ltd. (c) (e)	895	6,881
Chevron Corp.	133	13,642
Equatorial Resources Ltd. (c)	280	703
Nexus Energy Ltd. (c)	5,295	1,874
Santos Ltd.	516	7,487
Tap Oil Ltd. (c)	259	231
Tullow Oil Plc	630	12,531

		43,709
FINANCIALS - 2.7%
AMMB Holdings Bhd	3,812	8,218
HEALTH CARE - 4.3%
Ansell Ltd.	644	9,777
Genus Plc	67	1,115
Mesoblast Ltd. (c) (e)	235	2,181

		13,073
INDUSTRIALS - 13.3%
All America Latina Logistica SA	338	2,852
DP World Ltd.	261	3,220
Flowserve Corp.	4	473
Fluor Corp.	90	5,819
Fraser and Neave Ltd.	2,456	11,577
G4S Plc	1,830	8,216
Noble Group Ltd. (e)	4,806	7,708

		39,865
MATERIALS - 36.1%
Alacer Gold Corp.	240	2,012
AMCOL International Corp.	83	3,183
Boral Ltd. (e)	1,295	6,112
Centerra Gold Inc.	316	5,234
Cudeco Ltd. (c) (e)	287	986
Eramet (e)	25	8,377
Galaxy Resources Ltd. (c)	301	241
Harry Winston Diamond Corp.	101	1,679
Hochschild Mining Plc (e)	564	4,164
Iluka Resources Ltd.	866	15,585
Imerys SA	128	9,054
K+S AG	119	9,193
Lonmin Plc	84	1,958
Minefinders Corp. (e)	33	435
Monsanto Co.	80	5,810

	Shares/Par (p)	Value
Newmont Mining Corp.	45	2,434
Novagold Resources Inc.	35	326
OZ Minerals Ltd.	454	6,432
Panoramic Resources Ltd. (e)	368	690
Resolute Mining Ltd. (c)	1,047	1,313
Scotts Miracle-Gro Co. - Class A	121	6,193
SEMAFO Inc.	69	530
Sherritt International Corp. (e)	501	3,190
St. Barbara Ltd. (c)	217	455
Symrise AG	350	11,165
Umicore	6	306
Uralkali - GDR	19	847
White Energy Co. Ltd. (c) (e)	311	608

		108,512

Total Common Stocks (cost $246,015)		280,067

PREFERRED STOCKS - 0.1%

INDUSTRIALS - 0.1%
Villeroy & Boch AG (e)	38	382

Total Preferred Stocks (cost $291)		382

SHORT TERM INVESTMENTS - 11.0%

Investment Company - 6.6%
JNL Money Market Fund, 0.01% (a) (h)	19,650	19,650
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	13,257	13,257

Total Short Term Investments (cost $32,907)		32,907

Total Investments - 104.2% (cost $279,213)		313,356
Other Assets and Liabilities, Net - (4.2%)		(12,563)

Total Net Assets - 100.0%		$300,793

JNL/M&G Global Leaders Fund
Sector Weightings:	Percentage of Total Investments
Information Technology	14.1%
Industrials	14.0
Consumer Staples	13.3
Consumer Discretionary	11.8
Health Care	11.4
Energy	8.7
Financials	7.5
Materials	7.0
Telecommunication Services	4.2
Utilities	1.4
Short Term Investments	6.6

Total Investments	100.0%

COMMON STOCKS - 94.6%

CONSUMER DISCRETIONARY - 12.1%
Amer Sports Oyj	25	$422
CBS Corp.	25	724
Chico’s FAS Inc.	21	318
DeVry Inc.	9	538
Harley-Davidson Inc.	9	361
MGM Resorts International (c) (e)	29	380
Orient-Express Hotels Ltd. - Class A (c)	13	143
Pioneer Corp. (c)	59	264
Pulte Homes Inc. (c)	34	264
Sega Sammy Holdings Inc.	23	448

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

Shares/Par (p)		Value
Time Warner Cable Inc.	7	554
Toyota Motor Corp.	12	484

		4,900
CONSUMER STAPLES - 13.6%
CVS Caremark Corp.	19	699
Dr. Pepper Snapple Group Inc.	8	319
Foster’s Group Ltd.	91	504
HJ Heinz Co.	16	868
Kerry Group Plc	20	827
Kobayashi Pharmaceutical Co. Ltd.	11	527
Lawson Inc.	11	571
Metro AG	3	173
SUPERVALU Inc. (e)	22	211
Treasury Wine Estates Ltd. (c)	88	320
Walgreen Co.	12	509

		5,528
ENERGY - 9.0%
Anadarko Petroleum Corp.	8	576
China Petroleum & Chemical Corp.	300	302
Hess Corp.	5	366
Marathon Oil Corp.	15	764
Repsol YPF SA (e)	14	475
Santos Ltd.	24	356
Sunoco Inc.	7	275
Talisman Energy Inc.	26	534

		3,648
FINANCIALS - 7.7%
Citigroup Inc.	5	204
GAM Holding Ltd.	25	413
JPMorgan Chase & Co.	10	401
Krung Thai Bank PCL	297	182
Krung Thai Bank PCL - ADR	385	236
NOMOS-BANK - GDR	20	349
Principal Financial Group Inc.	10	309
State Bank of India Ltd. - GDR	1	151
UBS AG (c)	20	356
Unum Group	4	102
Wells Fargo & Co.	15	412

		3,115
HEALTH CARE - 11.7%
Astellas Pharma Inc.	21	816
CIGNA Corp.	9	437
Haemonetics Corp. (c)	3	187
Myriad Genetics Inc. (c)	17	391
Novartis AG	12	713
Pfizer Inc.	58	1,195
Sanofi-Aventis SA	13	1,010

		4,749
INDUSTRIALS - 14.4%
ABM Industries Inc.	13	306
Deere & Co.	4	297
Fiat Industrial SpA (c)	12	161
Hutchison Whampoa Ltd.	32	345
ITT Corp.	10	578
JGC Corp.	21	573
Nidec Corp.	6	554
Norfolk Southern Corp.	8	594
Northrop Grumman Systems Corp.	7	465
Siemens AG	3	419
Snap-On Inc.	7	462
Timken Co.	7	328
Toyota Tsusho Corp.	8	131
UTi Worldwide Inc.	15	289

Shares/Par (p)		Value
Vallourec SA	3	337

		5,839
INFORMATION TECHNOLOGY - 13.1%
Ancestry.com Inc. (c) (e)	6	252
Celestica Inc.	4	32
eBay Inc. (c)	23	736
Hitachi Ltd.	127	746
Nomura Research Institute Ltd.	17	362
Parametric Technology Corp. (c)	22	504
QUALCOMM Inc.	16	886
SAP AG	11	689
Yahoo! Inc. (c)	39	581
Yokogawa Electric Corp. (c)	62	523
		5,311
MATERIALS - 7.2%
AbitibiBowater Inc. (e)	10	195
Anglo American Plc	9	455
BASF SE	5	533
Boral Ltd.	27	129
Koninklijke DSM NV	8	492
Newmont Mining Corp.	10	556
ThyssenKrupp AG	11	569

		2,929
TELECOMMUNICATION SERVICES - 4.3%
China Communication Services Corp. Ltd.	814	481
Deutsche Telekom AG	42	653
SK Telecom Co. Ltd. - ADR (e)	33	617

		1,751
UTILITIES - 1.5%
EDP - Energias do Brasil SA	24	584

Total Common Stocks (cost $35,864)		38,354

PREFERRED STOCKS - 1.5%

INFORMATION TECHNOLOGY - 1.5%
Samsung Electronics Co. Ltd.	1	589

Total Preferred Stocks (cost $569)		589

SHORT TERM INVESTMENTS - 6.8%

Investment Company - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	779	779
Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	1,990	1,990

Total Short Term Investments (cost $2,769)		2,769

Total Investments - 102.9% (cost $39,202)		41,712
Other Assets and Liabilities, Net - (2.9%)		(1,180)

Total Net Assets - 100.0%		$40,532

JNL/Mellon Capital Management 10 x 10 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (1.8%) (a)	2,383	$28,623
JNL/Mellon Capital Management International Index Fund (2.2%) (a)	2,220	29,175
JNL/Mellon Capital Management JNL 5 Fund (4.2%) (a)	15,961	144,924

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

Shares/Par (p)		Value
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.8%) (a)	2,010	30,162
JNL/Mellon Capital Management S&P 500 Index Fund (1.9%) (a)	2,613	29,238
JNL/Mellon Capital Management Small Cap Index Fund (3.7%) (a)	2,208	29,521

Total Investment Companies (cost $246,065)		291,643

Total Investments - 100.0% (cost $246,065)		291,643
Other Assets and Liabilities, Net - (0.0% )		(16)

Total Net Assets - 100.0%		$291,627

JNL/Mellon Capital Management Index 5 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (5.2%) (a)	6,891	$82,761
JNL/Mellon Capital Management International Index Fund (6.3%) (a)	6,420	84,358
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (10.8%) (a)	5,810	87,212
JNL/Mellon Capital Management S&P 500 Index Fund (5.4%) (a)	7,555	84,540
JNL/Mellon Capital Management Small Cap Index Fund (10.7%) (a)	6,385	85,360

Total Investment Companies (cost $351,972)		424,231

Total Investments - 100.0% (cost $351,972)		424,231
Other Assets and Liabilities, Net - (0.0% )		(22)

Total Net Assets - 100.0%		$424,209

JNL/Mellon Capital Management European 30 Fund

Sector Weightings:	Percentage of Total Investments
Health Care	24.4%
Energy	13.2
Telecommunication Services	13.0
Utilities	10.3
Industrials	9.1
Financials	9.0
Consumer Discretionary	6.6
Consumer Staples	6.6
Materials	5.9
Short Term Investments	1.9

Total Investments	100.0%

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 6.7%
M6-Metropole Television SA	39	$904
Next Plc	31	1,158

		2,062
CONSUMER STAPLES - 6.6%
Heineken Holding NV	22	1,125
Tesco Plc	144	931

		2,056

Shares/Par (p)		Value
ENERGY - 13.2%
BP Plc	132	969
ENI SpA	44	1,035
Royal Dutch Shell Plc - Class B	29	1,035
Total SA	18	1,043

		4,082
FINANCIALS - 9.0%
BNP Paribas SA	15	1,160
Danske Bank A/S (c)	37	690
Zurich Financial Services AG	4	930

		2,780
HEALTH CARE - 24.4%
Actelion Ltd. (c)	17	861
AstraZeneca Plc	21	1,046
GlaxoSmithKline Plc	49	1,058
Merck KGaA	12	1,299
Novartis AG	16	997
Roche Holding AG	7	1,093
Sanofi-Aventis SA	15	1,202

		7,556
INDUSTRIALS - 9.1%
A P Moller - Maersk A/S	—	906
BAE Systems Plc	186	949
Balfour Beatty Plc	196	970

		2,825
MATERIALS - 6.0%
Rio Tinto Plc	14	985
Svenska Cellulosa AB	61	855

		1,840
TELECOMMUNICATION SERVICES - 13.1%
France Telecom SA	46	975
Koninklijke KPN NV	66	953
Mobistar SA	15	1,120
Swisscom AG	2	997

		4,045
UTILITIES - 10.3%
Enel SpA (e)	191	1,249
RWE AG	14	798
Snam Rete Gas SpA	192	1,138

		3,185

Total Common Stocks (cost $29,969)		30,431

SHORT TERM INVESTMENTS - 1.9%

Investment Company - 1.5%
JNL Money Market Fund, 0.01% (a) (h)	450	450
Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	127	127

Total Short Term Investments (cost $577)		577

Total Investments - 100.3% (cost $30,546)		31,008
Other Assets and Liabilities, Net - (0.3%)		(88)

Total Net Assets - 100.0%		$30,920

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

Shares/Par (p)	Value

JNL/Mellon Capital Management Pacific Rim 30 Fund

Sector Weightings:	Percentage of Total Investments
Financials	23.1%
Utilities	15.7
Telecommunication Services	13.5
Consumer Staples	12.8
Health Care	11.3
Industrials	8.9
Materials	6.2
Investment Companies	3.0
Short Term Investments	5.5

Total Investments	100.0%

COMMON STOCKS - 97.0%

CONSUMER STAPLES - 13.5%
FamilyMart Co. Ltd.	37	$1,370
Metcash Ltd. (e)	335	1,490
Nissin Foods Holdings Co. Ltd.	39	1,429
Woolworths Ltd.	51	1,518

		5,807
FINANCIALS - 24.5%
Australia & New Zealand Banking Group Ltd.	59	1,390
Bank of Yokohama Ltd.	272	1,355
Commonwealth Bank of Australia	27	1,520
Goodman Group	2,116	1,600
National Australia Bank Ltd.	58	1,595
United Overseas Bank Ltd.	99	1,586
Westpac Banking Corp.	62	1,478

		10,524
HEALTH CARE - 12.0%
Alfresa Holdings Corp.	32	1,229
Chugai Pharmaceutical Co. Ltd. (e)	77	1,254
Daiichi Sankyo Co. Ltd.	64	1,255
Tsumura & Co.	44	1,389

		5,127
INDUSTRIALS - 9.5%
Cathay Pacific Airways Ltd.	511	1,183
Mitsui & Co. Ltd.	85	1,467
SembCorp Industries Ltd.	351	1,426

		4,076
MATERIALS - 6.6%
Amcor Ltd.	204	1,574
MacArthur Coal Ltd.	107	1,262

		2,836
TELECOMMUNICATION SERVICES - 14.3%
Nippon Telegraph & Telephone Corp.	31	1,493
NTT DoCoMo Inc.	1	1,431
Telecom Corp. of New Zealand Ltd.	832	1,692
Telstra Corp. Ltd.	493	1,528

		6,144
UTILITIES - 16.6%
Chubu Electric Power Co. Inc.	57	1,117
Hongkong Electric Holdings Ltd.	224	1,692
Kansai Electric Power Co. Inc.	57	1,135
Toho Gas Co. Ltd. (e)	282	1,524
Tokyo Electric Power Co. Inc. (e)	58	233

	Shares/Par (p)	Value
Tokyo Gas Co. Ltd.	318	1,434

		7,135

Total Common Stocks (cost $41,357)		41,649

INVESTMENT COMPANIES - 3.2%
Vanguard Pacific VIPERs	24	1,349

Total Investment Companies (cost $1,304)		1,349

SHORT TERM INVESTMENTS - 5.9%

Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	172	172
Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	2,357	2,357

Total Short Term Investments (cost $2,529)		2,529

Total Investments - 106.1% (cost $45,190)		45,527
Other Assets and Liabilities, Net - (6.1%)		(2,598)

Total Net Assets - 100.0%		$42,929

JNL/Mellon Capital Management S&P 500 Index Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	17.1%
Financials	14.3
Energy	12.1
Health Care	11.1
Industrials	10.7
Consumer Discretionary	10.3
Consumer Staples	10.2
Materials	3.6
Utilities	3.2
Telecommunication Services	2.9
Short Term Investments	4.5

Total Investments	100.0%

COMMON STOCKS - 95.8%

CONSUMER DISCRETIONARY - 10.3%
Amazon.com Inc. (c)	45	$9,144
Comcast Corp. - Class A	350	8,862
Ford Motor Co. (c)	475	6,546
Home Depot Inc.	201	7,277
McDonald’s Corp.	131	11,048
Time Warner Cable Inc.	43	3,368
Time Warner Inc.	135	4,917
Walt Disney Co.	238	9,306
Other Securities		102,754

		163,222
CONSUMER STAPLES - 10.2%
Altria Group Inc.	262	6,913
Coca-Cola Co.	288	19,388
Coca-Cola Enterprises Inc.	42	1,238
Kraft Foods Inc. - Class A	221	7,791
PepsiCo Inc.	199	13,994
Philip Morris International Inc.	224	14,957
Procter & Gamble Co.	352	22,349
Wal-Mart Stores Inc.	241	12,801
Other Securities		62,128

		161,559

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
ENERGY - 12.1%
Chevron Corp.	253	26,016
ConocoPhillips	178	13,390
Exxon Mobil Corp.	620	50,478
Occidental Petroleum Corp.	102	10,599
Schlumberger Ltd.	171	14,777
Other Securities		75,798

		191,058
FINANCIALS - 14.4%
American Express Co.	131	6,788
Bank of America Corp.	1,275	13,975
Bank of New York Mellon Corp. (a)	156	3,984
Berkshire Hathaway Inc. - Class B (c)	218	16,860
Citigroup Inc.	367	15,301
Goldman Sachs Group Inc.	65	8,689
JPMorgan Chase & Co.	500	20,457
Wells Fargo & Co.	665	18,674
Other Securities		122,068

		226,796
HEALTH CARE - 11.1%
Abbott Laboratories	196	10,290
Amgen Inc. (c)	118	6,908
Johnson & Johnson	344	22,899
Merck & Co. Inc.	386	13,631
Pfizer Inc.	995	20,505
UnitedHealth Group Inc.	138	7,111
Other Securities		94,029

		175,373
INDUSTRIALS - 10.7%
3M Co.	90	8,499
Boeing Co.	92	6,800
Caterpillar Inc.	81	8,631
General Electric Co.	1,336	25,189
United Parcel Service Inc. - Class B	124	9,041
United Technologies Corp.	116	10,245
Other Securities		100,526

		168,931
INFORMATION TECHNOLOGY - 17.2%
Apple Inc. (c)	116	39,058
Cisco Systems Inc.	695	10,846
EMC Corp. (c)	258	7,117
Google Inc. - Class A (c)	32	16,016
Hewlett-Packard Co.	262	9,547
Intel Corp.	670	14,836
International Business Machines Corp.	153	26,164
Microsoft Corp.	934	24,278
Oracle Corp.	490	16,137
QUALCOMM Inc.	210	11,924
Other Securities		95,536

		271,459
MATERIALS - 3.6%
Other Securities		56,774
TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	745	23,405
Verizon Communications Inc.	356	13,254
Other Securities		9,993

		46,652
UTILITIES - 3.2%
Other Securities		50,698

Total Common Stocks (cost $1,289,763)		1,512,522

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 4.6%
Investment Company - 3.8%
JNL Money Market Fund, 0.01% (a) (h)	59,330	59,330
Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	7,108	7,108
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	811	790

		7,898
Treasury Securities - 0.3%
Other Securities		4,250

Total Short Term Investments (cost $71,499)		71,478

Total Investments - 100.4% (cost $1,361,262)		1,584,000
Other Assets and Liabilities, Net - (0.4%)		(5,874)

Total Net Assets - 100.0%		$1,578,126

JNL/Mellon Capital Management S&P 400 MidCap Index Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	18.4%
Information Technology	15.4
Industrials	15.1
Consumer Discretionary	13.1
Health Care	10.6
Materials	7.1
Energy	6.8
Utilities	5.7
Consumer Staples	4.1
Telecommunication Services	0.5
Short Term Investments	3.2

Total Investments	100.0%

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 13.4%
BorgWarner Inc. (c)	73	$5,924
Dollar Tree Inc. (c)	82	5,459
Fossil Inc. (c)	34	3,956
PetSmart Inc.	76	3,455
Tractor Supply Co.	48	3,225
Other Securities		86,133

		108,152
CONSUMER STAPLES - 4.2%
Church & Dwight Co. Inc.	96	3,878
Energizer Holdings Inc. (c)	47	3,379
Green Mountain Coffee Roasters Inc. (c)	83	7,438
Hansen Natural Corp. (c)	46	3,764
Ralcorp Holdings Inc. (c)	37	3,201
Other Securities		11,853

		33,513
ENERGY - 7.0%
Arch Coal Inc.	142	3,777
Cimarex Energy Co.	57	5,121
Patterson-UTI Energy Inc.	104	3,277
Plains Exploration & Production Co. (c)	94	3,586
Southern Union Co.	84	3,364
Other Securities		37,360

		56,485

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
FINANCIALS - 18.9%
Affiliated Managers Group Inc. (c)	35	3,519
Federal Realty Investment Trust	41	3,524
Macerich Co.	87	4,679
Nationwide Health Properties Inc.	85	3,516
New York Community Bancorp Inc.	293	4,389
Rayonier Inc.	54	3,542
SL Green Realty Corp.	55	4,562
Other Securities		124,463

		152,194
HEALTH CARE - 10.8%
Henry Schein Inc. (c)	61	4,368
Hologic Inc. (c)	175	3,525
Mettler Toledo International Inc. (c)	22	3,661
Perrigo Co.	56	4,893
Universal Health Services Inc. - Class B	65	3,371
Vertex Pharmaceuticals Inc. (c)	138	7,191
Other Securities		60,166

		87,175
INDUSTRIALS - 15.5%
AMETEK Inc.	108	4,831
Bucyrus International Inc. - Class A	54	4,973
Kansas City Southern (c)	73	4,320
KBR Inc.	102	3,826
Other Securities		106,413

		124,363
INFORMATION TECHNOLOGY - 15.9%
Alliance Data Systems Corp. (c) (e)	34	3,231
Ansys Inc. (c)	61	3,347
Arrow Electronics Inc. (c)	77	3,213
Atmel Corp. (c)	303	4,267
Avnet Inc. (c)	102	3,258
Factset Research Systems Inc.	31	3,190
Informatica Corp. (c)	70	4,100
Lam Research Corp. (c)	83	3,661
Polycom Inc. (c)	59	3,768
Riverbed Technology Inc. (c)	102	4,054
Rovi Corp. (c)	76	4,331
Trimble Navigation Ltd. (c)	82	3,239
Other Securities		83,905

		127,564
MATERIALS - 7.3%
Albemarle Corp.	61	4,209
Ashland Inc.	53	3,428
Lubrizol Corp.	43	5,760
Other Securities		45,305

		58,702
TELECOMMUNICATION SERVICES - 0.5%
Other Securities		3,962
UTILITIES - 5.9%
National Fuel Gas Co.	55	4,023
NSTAR	70	3,203
OGE Energy Corp.	66	3,299
Other Securities		36,779

		47,304

Total Common Stocks (cost $680,391)		799,414

SHORT TERM INVESTMENTS - 3.3%

Investment Company - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	7,038	7,038

	Shares/Par (p)	Value
Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	17,808	17,808
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	1,223	1,191

		18,999
Treasury Securities - 0.1%
Other Securities		490

Total Short Term Investments (cost $26,559)		26,527

Total Investments - 102.7% (cost $706,950)		825,941
Other Assets and Liabilities, Net - (2.7%)		(21,665)

Total Net Assets - 100.0%		$804,276

JNL/Mellon Capital Management Small Cap Index Fund* (x)
Sector Weightings:	Percentage of Total Investments
Financials	18.3%
Information Technology	16.2
Industrials	13.9
Consumer Discretionary	11.9
Health Care	11.2
Energy	6.2
Materials	4.4
Consumer Staples	3.0
Utilities	2.8
Telecommunication Services	1.0
Rights	0.0
Short Term Investments	11.1

Total Investments	100.0%

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 13.2%
Crocs Inc. (c)	54	$1,399
Dana Holding Corp. (c)	91	1,672
Sotheby’s - Class A	43	1,872
Tenneco Inc. (c)	38	1,692
Warnaco Group Inc. (c)	28	1,441
Other Securities		97,387

		105,463
CONSUMER STAPLES - 3.3%
Other Securities		26,277
ENERGY - 6.9%
Berry Petroleum Co. - Class A	33	1,746
Complete Production Services Inc. (c)	49	1,630
Dril-Quip Inc. (c)	21	1,446
Energy XXI Bermuda Ltd. (c)	47	1,572
Key Energy Services Inc. (c)	78	1,407
Lufkin Industries Inc.	19	1,655
Rosetta Resources Inc. (c)	34	1,746
World Fuel Services Corp.	44	1,587
Other Securities		42,206

		54,995
FINANCIALS - 20.3%
American Campus Communities Inc.	42	1,491
BioMed Realty Trust Inc.	82	1,582
CBL & Associates Properties Inc.	93	1,680
Hancock Holding Co.	48	1,481
Highwoods Properties Inc.	46	1,524
Home Properties Inc.	24	1,486

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Kilroy Realty Corp.	37	1,446
LaSalle Hotel Properties	54	1,414
MFA Financial Inc.	222	1,787
Mid-America Apartment Communities Inc.	23	1,549
Signature Bank (c)	26	1,504
SVB Financial Group (c)	27	1,601
Other Securities		143,340

		161,885
HEALTH CARE - 12.4%
Healthsouth Corp. (c)	59	1,544
HealthSpring Inc. (c)	42	1,958
Medicis Pharmaceutical Corp. - Class A	38	1,451
Onyx Pharmaceuticals Inc. (c)	40	1,419
Owens & Minor Inc.	41	1,400
Salix Pharmaceuticals Ltd. (c)	36	1,431
WellCare Health Plans Inc. (c)	27	1,376
Other Securities		88,069

		98,648
INDUSTRIALS - 15.3%
Acuity Brands Inc.	27	1,513
Alaska Air Group Inc. (c)	23	1,541
CLARCOR Inc.	32	1,493
Clean Harbors Inc. (c)	15	1,498
Esterline Technologies Corp. (c)	19	1,434
Genesee & Wyoming Inc. - Class A (c)	24	1,430
HEICO Corp. (e)	26	1,424
Other Securities		112,065

		122,398
INFORMATION TECHNOLOGY - 17.9%
ADTRAN Inc.	40	1,546
Aruba Networks Inc. (c)	53	1,576
Concur Technologies Inc. (c)	28	1,394
Jack Henry & Associates Inc.	55	1,645
NetLogic Microsystems Inc. (c)	43	1,723
Parametric Technology Corp. (c)	75	1,709
QLIK Technologies Inc. (c)	43	1,463
SuccessFactors Inc. (c)	49	1,448
Other Securities		130,128

		142,632
MATERIALS - 4.8%
Coeur d’Alene Mines Corp. (c)	57	1,374
Stillwater Mining Co. (c)	63	1,396
Other Securities		35,707

		38,477
TELECOMMUNICATION SERVICES - 1.1%
Other Securities		8,980
UTILITIES - 3.1%
Nicor Inc.	29	1,593
Other Securities		23,336

		24,929

Total Common Stocks (cost $660,097)		784,684

RIGHTS - 0.0%
Other Securities		1

Total Rights (cost $0)		1

SHORT TERM INVESTMENTS - 12.2%

Investment Company - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	13,362	13,362
Securities Lending Collateral - 10.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	81,973	81,973

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	1,692	1,648

		83,621
Treasury Securities - 0.1%
Other Securities		605

Total Short Term Investments (cost $97,632)		97,587

Total Investments - 110.5% (cost $757,729)		882,272
Other Assets and Liabilities, Net - (10.5%)		(84,150)

Total Net Assets - 100.0%		$798,122

JNL/Mellon Capital Management International Index Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	22.2%
Industrials	12.1
Materials	10.7
Consumer Discretionary	10.0
Consumer Staples	9.6
Health Care	8.2
Energy	7.6
Telecommunication Services	5.1
Information Technology	4.4
Utilities	4.4
Rights	0.0
Short Term Investments	5.8

Total Investments	100.0%

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 10.0%
Daimler AG	103	$7,725
Honda Motor Co. Ltd.	186	7,108
Toyota Motor Corp.	313	12,846
Other Securities		104,907

		132,586
CONSUMER STAPLES - 9.8%
Anheuser-Busch InBev NV	91	5,301
Anheuser-Busch InBev NV - Strip VVPR (c)	13	—
British American Tobacco Plc	227	9,949
Diageo Plc	285	5,823
Nestle SA	393	24,451
Tesco Plc	916	5,909
Unilever NV	185	6,078
Unilever Plc	146	4,708
Other Securities		68,979

		131,198
ENERGY - 7.9%
BG Group Plc	385	8,743
BP Plc	2,136	15,720
ENI SpA	273	6,469
Royal Dutch Shell Plc	405	14,414
Royal Dutch Shell Plc - Class B	306	10,937
Total SA	240	13,896
Other Securities		35,439

		105,618
FINANCIALS - 23.1%
Allianz SE	52	7,189
Australia & New Zealand Banking Group Ltd.	295	6,970
Banco Bilbao Vizcaya Argentaria SA	486	5,699
Banco Santander SA	959	11,078

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Barclays Plc	1,318	5,424
BNP Paribas SA	109	8,418
Commonwealth Bank of Australia	176	9,878
Deutsche Bank AG	106	6,233
HSBC Holdings Plc	2,011	19,958
ING Groep NV (c)	436	5,370
Mitsubishi UFJ Financial Group Inc.	1,449	7,020
National Australia Bank Ltd.	247	6,785
Prudential plc (a)	290	3,356
Standard Chartered Plc	267	7,024
UBS AG (c)	414	7,548
Westpac Banking Corp.	342	8,170
Other Securities		180,881

		307,001
HEALTH CARE - 8.5%
AstraZeneca Plc	158	7,892
Bayer AG	94	7,542
GlaxoSmithKline Plc	589	12,619
Novartis AG	265	16,239
Novo-Nordisk A/S	48	5,980
Roche Holding AG	80	13,359
Sanofi-Aventis SA	127	10,185
Other Securities		40,001

		113,817
INDUSTRIALS - 12.5%
ABB Ltd.	249	6,468
Siemens AG	93	12,820
Other Securities		146,987

		166,275
INFORMATION TECHNOLOGY - 4.6%
Canon Inc. (e)	129	6,105
SAP AG	105	6,323
Other Securities		48,532

		60,960
MATERIALS - 11.1%
Anglo American Plc	150	7,443
BASF SE	104	10,191
BHP Billiton Ltd.	365	17,137
BHP Billiton Plc	248	9,764
Rio Tinto Ltd.	50	4,421
Rio Tinto Plc	164	11,849
Xstrata Plc	236	5,202
Other Securities		81,340

		147,347
TELECOMMUNICATION SERVICES - 5.3%
Telefonica SA	467	11,415
Vodafone Group Plc	5,882	15,605
Other Securities		43,301

		70,321
UTILITIES - 4.5%
E.ON AG	205	5,838
GDF Suez	141	5,159
Other Securities		49,620

		60,617

Total Common Stocks (cost $1,217,496)		1,295,741

PREFERRED STOCKS - 0.7%

CONSUMER DISCRETIONARY - 0.4%
Other Securities		5,136
CONSUMER STAPLES - 0.1%
Other Securities		1,687

	Shares/Par (p)	Value
FINANCIALS - 0.0%
Other Securities		221

INDUSTRIALS - 0.1%
Other Securities		679

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		764

UTILITIES - 0.0%
Other Securities		201

Total Preferred Stocks (cost $6,650)		8,688

RIGHTS - 0.0%
Other Securities		49

Total Rights (cost $15)		49

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 6.0%

Investment Company - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	17,190	17,190

Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	60,414	60,414
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	893	870

		61,284
Treasury Securities - 0.1%
Other Securities		1,770

Total Short Term Investments (cost $80,267)		80,244

Total Investments - 104.0% (cost $1,304,428)		1,384,722
Other Assets and Liabilities, Net - (4.0%)		(53,394)

Total Net Assets - 100.0%		$1,331,328

JNL/Mellon Capital Management Bond Index Fund

Sector Weightings:	Percentage of Total Investments
Government Securities	37.9%
U.S. Government Agency MBS	31.4
Financials	8.8
Non-U.S. Government Agency ABS	2.4
Energy	1.7
Consumer Discretionary	1.7
Utilities	1.5
Consumer Staples	1.4
Telecommunication Services	1.2
Health Care	1.2
Industrials	1.1
Materials	1.1
Information Technology	0.8
Short Term Investments	7.8

Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.5%
Ally Auto Receivables Trust 0.91%, 11/17/14	$500	$501

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
1.11%, 01/15/15	500	503
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	1,500	1,660
5.77%, 05/10/45 (i)	550	559
4.89%, 07/10/45	370	381
5.45%, 01/15/49	200	210
5.45%, 01/15/49	1,500	1,622
5.48%, 01/15/49 (i)	350	341
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.91%, 05/11/17 (i)	300	325
5.12%, 02/11/41 (i)	1,150	1,240
5.54%, 10/12/41	1,250	1,368
Capital One Multi-Asset Execution Trust, 4.70%, 06/15/15	1,000	1,046
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	837
Citibank Credit Card Issuance Trust, 5.30%, 03/15/16	900	1,025
Citigroup Commercial Mortgage Trust REMIC, 5.25%, 04/15/40 (i)	161	169
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.32%, 03/11/12 (e)	1,000	1,061
5.62%, 10/15/48	250	271
5.65%, 10/15/48	500	489
Commercial Mortgage Loan Trust REMIC, 6.01%, 12/10/49 (i)	750	723
Continental Airlines Inc. Pass Through Trust - Class A, 4.75%, 01/12/21 (e)	300	292
Credit Suisse First Boston Mortgage Securities Corp. REMIC
4.94%, 12/15/35	700	726
5.14%, 08/15/36 (i)	1,500	1,589
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	262
CS First Boston Mortgage Securities Corp. REMIC
5.01%, 01/15/12 (i)	800	858
5.42%, 05/15/36 (i)	350	379
5.10%, 08/15/38 (i)	350	362
Delta Air Lines Pass-Through Trust - Class A, 6.82%, 02/10/24 (i)	392	408
GE Capital Commercial Mortgage Corp. REMIC, 5.31%, 11/10/45 (i)	200	201
Greenwich Capital Commercial Funding Corp.
5.22%, 04/10/37 (i)	1,000	1,074
REMIC, 4.57%, 01/10/12	500	506
REMIC, 5.28%, 04/10/37 (i)	1,000	967
GS Mortgage Securities Corp. II REMIC
5.56%, 11/10/39	400	433
5.80%, 08/10/45 (e) (i)	850	913
JPMorgan Chase & Co. Commercial Mortgage Securities Inc. REMIC, 5.74%, 05/12/17 (i)	1,000	969
JPMorgan Chase Commercial Mortgage Securities Corp.
4.88%, 01/12/38 (i)	797	842
REMIC, 5.17%, 08/12/40 (i)	362	373
REMIC, 5.36%, 06/12/41 (i)	850	925
REMIC, 4.88%, 01/15/42	750	799
REMIC, 4.74%, 07/15/42	500	534
REMIC, 4.78%, 07/15/42	500	515
REMIC, 4.94%, 08/15/42 (i)	278	299
REMIC, 5.42%, 01/15/49	250	268
REMIC, 5.74%, 02/12/49 (i)	200	217
REMIC, 5.79%, 02/12/51 (i)	521	566

	Shares/Par (p)	Value
LB-UBS Commercial Mortgage Trust REMIC
3.85%, 05/15/27	120	123
4.17%, 05/15/32	165	172
5.66%, 03/15/39 (i)	750	820
5.42%, 02/15/40	330	356
5.87%, 09/15/45 (i)	2,000	2,175
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	274
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.66%, 02/12/39 (i)	250	258
5.41%, 07/12/46 (i)	200	215
5.17%, 12/12/49	200	213
5.75%, 06/12/50 (i)	532	563
Morgan Stanley Capital I REMIC
5.78%, 06/12/12 (i)	370	376
5.78%, 03/12/17 (i)	400	420
4.80%, 01/13/41	250	263
5.33%, 11/12/41	250	269
5.90%, 10/15/42 (i)	270	299
Wachovia Bank Commercial Mortgage Trust REMIC
4.44%, 11/15/34	28	28
5.22%, 01/15/41 (i)	100	107
5.51%, 07/15/41 (i)	250	270
4.89%, 10/15/41	200	204
4.90%, 10/15/41 (i)	500	504
5.12%, 07/15/42 (i)	410	445
5.53%, 12/15/44 (i)	200	190
5.42%, 01/15/45 (i)	350	380
6.20%, 06/15/45 (i)	500	457
5.57%, 10/15/48	250	270
5.31%, 11/15/48	1,082	1,163

Total Non-U.S. Government Agency Asset- Backed Securities (cost $37,847)		40,422

CORPORATE BONDS AND NOTES - 22.1%

CONSUMER DISCRETIONARY - 1.8%
Ace INA Holdings Inc., 5.88%, 06/15/14	500	559
AutoZone Inc., 5.50%, 11/15/15	400	445
Board of Trustees of The Leland Stanford Junior University, 3.63%, 05/01/14	700	746
CBS Corp., 5.75%, 04/15/20 (e)	700	759
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	357	400
9.46%, 11/15/22 (e)	500	696
Comcast Corp.
5.30%, 01/15/14	500	548
6.50%, 01/15/15	50	57
5.15%, 03/01/20 (e)	1,000	1,077
5.65%, 06/15/35	100	98
6.50%, 11/15/35	100	108
6.95%, 08/15/37	100	113
COX Communications Inc., 5.45%, 12/15/14	150	167
Daimler Finance North America LLC
6.50%, 11/15/13 (e)	100	111
8.50%, 01/18/31	550	744
Diageo Capital Plc, 4.83%, 07/15/20 (e)	895	940
DIRECTV Holdings LLC
4.75%, 10/01/14 (e)	600	657
3.55%, 03/15/15 (e)	200	209
3.50%, 03/01/16	400	413
4.60%, 02/15/21	200	201
6.35%, 03/15/40	600	631
6.00%, 08/15/40	200	203
6.38%, 03/01/41 (e)	400	427

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Discovery Communications LLC
3.70%, 06/01/15	100	105
5.63%, 08/15/19	100	110
5.05%, 06/01/20	200	212
6.35%, 06/01/40 (e)	100	106
Fortune Brands Inc., 5.38%, 01/15/16	250	271
Gap Inc., 5.95%, 04/12/21 (e)	400	384
Grupo Televisa SA, 6.63%, 03/18/25	100	110
Hasbro Inc., 6.35%, 03/15/40 (e)	300	310
Historic TW Inc., 6.63%, 05/15/29	600	654
Home Depot Inc.
5.25%, 12/16/13	250	273
5.40%, 03/01/16	500	559
5.88%, 12/16/36	250	256
Johnson Controls Inc.
5.50%, 01/15/16	250	280
4.25%, 03/01/21	400	399
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	106
5.50%, 10/15/35	150	152
5.80%, 04/15/40	100	104
Macy’s Retail Holdings Inc.
5.75%, 07/15/14	500	550
5.90%, 12/01/16	200	224
6.65%, 07/15/24	200	225
6.90%, 04/01/29	250	277
McDonald’s Corp.
5.35%, 03/01/18	300	340
6.30%, 03/01/38	500	577
NBC Universal Inc.
2.10%, 04/01/14 (e) (r)	500	507
5.15%, 04/30/20 (r)	200	211
6.40%, 04/30/40 (r)	200	215
News America Inc.
5.30%, 12/15/14	175	195
5.65%, 08/15/20	300	328
4.50%, 02/15/21 (r)	400	395
6.20%, 12/15/34	50	51
6.40%, 12/15/35	100	105
6.65%, 11/15/37	300	321
6.15%, 02/15/41 (r)	300	297
Omnicom Group Inc., 5.90%, 04/15/16	250	281
Reed Elsevier Capital Inc., 8.63%, 01/15/19	500	636
Target Corp.
5.88%, 07/15/16	250	292
7.00%, 07/15/31	500	599
6.50%, 10/15/37	300	343
Thomson Reuters Corp., 6.50%, 07/15/18	500	585
Time Warner Cable Inc.
6.20%, 07/01/13	700	768
5.85%, 05/01/17	150	169
8.75%, 02/14/19	169	215
6.55%, 05/01/37 (e)	250	265
7.30%, 07/01/38	300	349
6.75%, 06/15/39	300	328
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	762
Time Warner Inc.
3.15%, 07/15/15	200	207
5.88%, 11/15/16 (e)	350	400
4.70%, 01/15/21 (e)	200	203
7.63%, 04/15/31	250	300
6.20%, 03/15/40	400	410
6.10%, 07/15/40	200	203
Viacom Inc.
5.63%, 09/15/19	500	555
7.88%, 07/30/30	125	149

	Shares/Par (p)	Value
Walt Disney Co.
4.50%, 12/15/13	500	543
7.00%, 03/01/32	50	62
Whirlpool Corp., 4.85%, 06/15/21	400	396
Yale University, 2.90%, 10/15/14 (e)	300	316
Yum! Brands Inc., 6.88%, 11/15/37 (e)	200	227

		29,081
CONSUMER STAPLES - 1.6%
Altria Group Inc.
8.50%, 11/10/13 (l)	500	580
9.70%, 11/10/18 (l)	500	657
9.25%, 08/06/19 (e) (l)	100	130
9.95%, 11/10/38 (e) (l)	100	141
10.20%, 02/06/39 (l)	100	143
Anheuser-Busch Cos. Inc.
4.95%, 01/15/14	200	217
5.05%, 10/15/16	100	111
6.45%, 09/01/37	300	340
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	600	616
6.88%, 11/15/19	400	487
5.38%, 01/15/20 (e)	400	441
8.20%, 01/15/39	400	550
6.38%, 01/15/40 (e)	300	341
Archer-Daniels-Midland Co., 5.45%, 03/15/18	350	397
Bottling Group LLC, 6.95%, 03/15/14 (e)	200	229
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	75	81
4.10%, 03/15/16	500	521
Campbell Soup Co., 4.25%, 04/15/21	300	307
Coca-Cola Co.
0.75%, 11/15/13	600	597
3.15%, 11/15/20	300	288
ConAgra Foods Inc., 7.00%, 04/15/19 (e)	300	343
CVS Caremark Corp.
6.13%, 08/15/16	250	287
5.75%, 06/01/17	500	562
4.13%, 05/15/21 (e)	400	390
Diageo Investment Corp., 8.00%, 09/15/22	100	129
General Mills Inc.
5.65%, 09/10/12	200	211
5.20%, 03/17/15	500	557
H.J. Heinz Finance Co., 6.75%, 03/15/32	100	113
Kellogg Co.
5.13%, 12/03/12	200	212
4.00%, 12/15/20 (e)	400	399
Kraft Foods Inc.
5.25%, 10/01/13	400	435
4.13%, 02/09/16	100	107
6.13%, 02/01/18	300	345
5.38%, 02/10/20	600	656
6.50%, 11/01/31 (e)	100	114
7.00%, 08/11/37	300	350
6.88%, 02/01/38	150	174
6.88%, 01/26/39	100	115
6.50%, 02/09/40 (e)	100	111
Kroger Co.
5.50%, 02/01/13	100	107
6.40%, 08/15/17 (e)	200	234
6.15%, 01/15/20 (e)	500	576
7.50%, 04/01/31	150	182
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	582
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	93
PepsiCo Inc.
4.65%, 02/15/13	800	850
2.50%, 05/10/16	400	404
7.90%, 11/01/18	55	71

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
3.13%, 11/01/20	300	283
5.50%, 01/15/40	300	317
Philip Morris International Inc.
6.88%, 03/17/14	500	574
5.65%, 05/16/18	250	281
Procter & Gamble Co.
4.95%, 08/15/14	150	168
4.70%, 02/15/19	500	552
5.55%, 03/05/37	100	107
Reynolds American Inc., 7.63%, 06/01/16	250	300
Safeway Inc.
5.80%, 08/15/12	100	105
6.35%, 08/15/17 (e)	500	572
Unilever Capital Corp.
2.75%, 02/10/16	400	410
5.90%, 11/15/32	300	339
Wal-Mart Stores Inc.
4.55%, 05/01/13	100	107
1.63%, 04/15/14	400	405
3.20%, 05/15/14	500	528
2.25%, 07/08/15 (e)	300	304
2.80%, 04/15/16 (e)	400	409
5.80%, 02/15/18	350	403
4.13%, 02/01/19 (e)	300	315
3.63%, 07/08/20	300	295
4.25%, 04/15/21	400	408
7.55%, 02/15/30	300	384
6.20%, 04/15/38 (e)	300	332
4.88%, 07/08/40 (e)	300	280
Walgreen Co., 4.88%, 08/01/13	700	758

		24,819
ENERGY - 1.9%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	115
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	113
8.70%, 03/15/19 (e)	500	637
6.45%, 09/15/36 (e)	150	157
Apache Corp.
5.25%, 04/15/13 (e)	250	269
3.63%, 02/01/21 (e)	400	390
BP Capital Markets Plc
5.25%, 11/07/13 (e)	400	433
3.13%, 10/01/15	500	513
4.50%, 10/01/20 (e)	500	510
Burlington Resources Finance Co., 7.20%, 08/15/31	100	122
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	155
6.25%, 03/15/38 (e)	300	326
Cenovus Energy Inc., 4.50%, 09/15/14	800	868
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (r)	43	43
6.63%, 11/01/37	200	219
Colorado Interstate Gas Co., 6.80%, 11/15/15	500	582
Conoco Funding Co., 7.25%, 10/15/31	75	92
ConocoPhillips
6.65%, 07/15/18	75	90
5.75%, 02/01/19	300	345
6.00%, 01/15/20	300	351
6.50%, 02/01/39 (e)	500	584
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	243
Devon Energy Corp., 7.95%, 04/15/32	100	130
Devon Financing Corp. ULC, 7.88%, 09/30/31 (e)	100	129
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	239
Encana Corp., 6.50%, 08/15/34	100	106

	Shares/Par (p)	Value
Energy Transfer Partners LP
5.95%, 02/01/15	250	277
7.50%, 07/01/38 (e)	200	226
Enterprise Products Operating LLC
4.60%, 08/01/12	425	441
5.60%, 10/15/14	25	28
3.70%, 06/01/15	100	105
3.20%, 02/01/16	300	305
5.25%, 01/31/20 (e)	300	319
6.88%, 03/01/33	25	28
6.45%, 09/01/40	100	106
5.95%, 02/01/41	300	298
EOG Resources Inc., 4.40%, 06/01/20	200	205
Halliburton Co., 7.45%, 09/15/39	250	312
Hess Corp.
7.30%, 08/15/31	35	42
5.60%, 02/15/41	400	391
Husky Energy Inc., 7.25%, 12/15/19 (e)	500	599
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	225	237
5.00%, 12/15/13	75	81
6.00%, 02/01/17	150	169
9.00%, 02/01/19	500	641
6.85%, 02/15/20 (e)	500	578
6.50%, 09/01/39	200	208
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	297
Marathon Oil Corp., 5.90%, 03/15/18 (e)	228	258
Marathon Petroleum Corp.
5.13%, 03/01/21 (e) (r)	475	488
6.50%, 03/01/41 (e) (r)	300	310
Nabors Industries Inc., 6.15%, 02/15/18	300	332
Nexen Inc.
5.88%, 03/10/35	50	47
6.40%, 05/15/37	100	100
Noble Energy Inc., 8.25%, 03/01/19	300	384
Noble Holding International Ltd.
3.45%, 08/01/15	200	207
6.20%, 08/01/40	200	209
Occidental Petroleum Corp., 4.10%, 02/01/21	500	509
ONEOK Partners LP, 6.65%, 10/01/36	150	163
PC Financial Partnership, 5.00%, 11/15/14	500	549
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	548
6.63%, 06/15/35 (e)	150	158
Petro-Canada, 7.00%, 11/15/28	75	86
Petrobras International Finance Co.
3.88%, 01/27/16	500	509
6.13%, 10/06/16	100	111
5.88%, 03/01/18	150	161
7.88%, 03/15/19	500	605
6.88%, 01/20/40 (e)	400	426
Petroleos Mexicanos
4.88%, 03/15/15 (e)	600	650
5.50%, 01/21/21	500	524
Plains All American Pipeline LP
3.95%, 09/15/15	300	315
6.50%, 05/01/18	100	113
6.70%, 05/15/36	100	106
Pride International Inc., 6.88%, 08/15/20	400	465
Rowan Cos. Inc., 7.88%, 08/01/19	300	357
Shell International Finance BV
4.00%, 03/21/14 (e)	500	538
5.20%, 03/22/17	250	284
4.38%, 03/25/20	300	315
6.38%, 12/15/38	200	232
5.50%, 03/25/40	300	314
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	250	284

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	306
StatoilHydro ASA, 5.25%, 04/15/19	500	555
Suncor Energy Inc.
5.95%, 12/01/34	100	103
6.50%, 06/15/38	300	328
Total Capital SA
3.00%, 06/24/15 (e)	400	416
2.30%, 03/15/16 (e)	500	500
TransCanada Pipelines Ltd.
6.50%, 08/15/18 (e)	700	824
3.80%, 10/01/20 (e)	400	396
6.20%, 10/15/37	100	108
Transocean Inc.
4.95%, 11/15/15	500	541
6.80%, 03/15/38	150	161
Valero Energy Corp., 7.50%, 04/15/32	100	112
Weatherford International Inc., 6.35%, 06/15/17	250	283
Weatherford International Ltd. Bermuda, 5.13%, 09/15/20 (e)	400	408
Williams Cos. Inc., 8.75%, 03/15/32	186	237
Williams Partners LP
3.80%, 02/15/15	100	105
5.25%, 03/15/20 (e)	100	105
6.30%, 04/15/40	200	207

		30,006
FINANCIALS - 9.5%
Abbey National Treasury Services Plc, 2.88%, 04/25/14 (e)	500	502
Aegon NV, 4.75%, 06/01/13	150	158
AFLAC Inc., 8.50%, 05/15/19 (e)	500	612
African Development Bank, 3.00%, 05/27/14	500	528
Allstate Corp.
6.75%, 05/15/18	300	349
7.45%, 05/16/19 (e)	300	357
5.35%, 06/01/33	75	73
5.55%, 05/09/35	100	97
Ally Financial Inc., 2.20%, 12/19/12	500	513
American Express Bank FSB, 5.55%, 10/17/12	1,000	1,055
American Express Centurion Bank, 5.55%, 10/17/12	300	317
American Express Co.
4.88%, 07/15/13	250	266
6.15%, 08/28/17	250	285
8.15%, 03/19/38	100	133
American Express Credit Corp., 2.75%, 09/15/15	500	500
American International Group Inc.
4.25%, 05/15/13 (e)	500	514
5.60%, 10/18/16	500	523
5.85%, 01/16/18	200	209
6.40%, 12/15/20	500	538
6.25%, 03/15/37 (i)	400	364
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	261
Asian Development Bank
3.63%, 09/05/13	500	531
4.25%, 10/20/14	250	274
2.50%, 03/15/16	500	515
5.59%, 07/16/18	400	461
6.38%, 10/01/28	210	247
Assurant Inc., 6.75%, 02/15/34	100	100
AXA SA, 8.60%, 12/15/30	100	119
Bank of America Corp.
4.88%, 09/15/12 (e)	150	156
4.88%, 01/15/13	200	210
4.90%, 05/01/13	200	211
4.75%, 08/15/13	200	210
7.38%, 05/15/14	200	225

	Shares/Par (p)	Value
4.50%, 04/01/15	500	523
3.70%, 09/01/15 (e)	600	605
3.63%, 03/17/16 (e)	500	501
6.50%, 08/01/16	300	335
5.75%, 12/01/17	675	718
5.65%, 05/01/18	500	527
5.49%, 03/15/19	700	701
5.00%, 05/13/21	400	395
Bank of America NA, 6.00%, 10/15/36	250	241
Bank of New York Mellon Corp.
4.95%, 11/01/12 (a)	500	528
2.50%, 01/15/16 (a)	500	505
Bank of Nova Scotia
2.38%, 12/17/13	172	177
2.05%, 10/07/15 (e)	500	497
Bank One Corp., 7.63%, 10/15/26	500	595
Barclays Bank Plc
5.45%, 09/12/12	500	527
5.20%, 07/10/14	1,000	1,082
3.90%, 04/07/15	500	519
BB&T Capital Trust I, 5.85%, 08/18/35	100	98
BB&T Capital Trust II, 6.75%, 06/07/36	150	152
BB&T Corp., 5.20%, 12/23/15	300	325
Bear Stearns Cos. Inc.
5.70%, 11/15/14	200	221
6.40%, 10/02/17	500	570
Berkshire Hathaway Finance Corp.
4.60%, 05/15/13	100	107
4.63%, 10/15/13	250	269
4.85%, 01/15/15	100	110
5.40%, 05/15/18	500	555
4.25%, 01/15/21 (e)	300	305
Berkshire Hathaway Inc., 5.13%, 09/15/12	500	526
BlackRock Inc., 3.50%, 12/10/14	200	211
BNP Paribas, 2.13%, 12/21/12	500	505
BNP Paribas SA, 5.00%, 01/15/21 (e)	400	402
Boeing Capital Corp.
5.80%, 01/15/13	125	134
3.25%, 10/27/14	300	318
Boston Properties LP, 5.63%, 11/15/20	200	214
Camden Property Trust, 5.00%, 06/15/15	100	108
Capital One Bank USA NA, 6.50%, 06/13/13	250	273
Capital One Capital III, 7.69%, 08/15/36 (i)	100	102
Capital One Capital V, 10.25%, 08/15/39 (e)	400	424
Capital One Financial Corp., 6.15%, 09/01/16	250	276
Caterpillar Financial Services Corp.
1.55%, 12/20/13	450	454
4.75%, 02/17/15	100	110
2.75%, 06/24/15	200	206
Caterpillar Inc., 7.30%, 05/01/31	92	117
Chubb Corp., 5.20%, 04/01/13	100	107
Cincinnati Financial Corp., 6.13%, 11/01/34	100	97
Citigroup Funding Inc.
1.88%, 10/22/12 (e)	1,000	1,019
1.88%, 11/15/12	1,000	1,018
Citigroup Inc.
5.63%, 08/27/12	500	522
5.50%, 04/11/13	500	531
6.50%, 08/19/13	500	544
5.00%, 09/15/14	400	419
6.01%, 01/15/15	500	550
4.75%, 05/19/15 (e)	500	529
5.85%, 08/02/16	250	274
5.50%, 02/15/17	350	368
6.00%, 08/15/17	250	274
6.13%, 11/21/17 (e)	700	773
6.13%, 05/15/18	400	440
8.50%, 05/22/19	350	434

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
6.00%, 10/31/33	50	48
5.88%, 05/29/37 (e)	500	496
8.13%, 07/15/39	600	751
CNA Financial Corp., 5.75%, 08/15/21 (e)	400	413
CommonWealth REIT, 6.25%, 08/15/16	500	547
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	300	347
Corp. Andina de Fomento, 3.75%, 01/15/16	200	203
Credit Suisse AG, 5.40%, 01/14/20	300	304
Credit Suisse New York
5.50%, 05/01/14	1,200	1,318
3.50%, 03/23/15	500	516
Credit Suisse USA Inc.
5.50%, 08/15/13	450	488
5.13%, 08/15/15 (e)	200	220
5.85%, 08/16/16	600	676
7.13%, 07/15/32 (e)	100	119
Deutsche Bank AG London
4.88%, 05/20/13	450	478
3.45%, 03/30/15	500	516
6.00%, 09/01/17	500	558
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	266
Discover Bank, 7.00%, 04/15/20	300	333
Duke Realty LP, 7.38%, 02/15/15 (e)	150	171
Eksportfinans ASA, 3.00%, 11/17/14	500	524
ERP Operating LP
5.25%, 09/15/14	250	274
5.75%, 06/15/17	150	166
European Bank for Reconstruction & Development
2.75%, 04/20/15	500	526
2.50%, 03/15/16	500	515
European Investment Bank
1.75%, 09/14/12	600	609
1.88%, 06/17/13 (e)	500	511
1.25%, 09/17/13 (e)	500	505
1.25%, 02/14/14 (e)	500	503
3.00%, 04/08/14	500	526
1.50%, 05/15/14 (e)	500	505
4.63%, 05/15/14	150	165
3.13%, 06/04/14	500	529
2.75%, 03/23/15	400	419
1.63%, 09/01/15 (e)	600	599
4.88%, 02/16/16	250	282
2.25%, 03/15/16	500	507
2.50%, 05/16/16	500	512
2.13%, 07/15/16 (e)	1,000	1,003
5.13%, 09/13/16	500	572
5.13%, 05/30/17	500	574
2.88%, 09/15/20 (e)	600	577
4.00%, 02/16/21 (e)	500	520
Export-Import Bank of Korea
8.13%, 01/21/14	500	572
5.13%, 03/16/15	200	215
Fidelity National Financial Inc., 6.60%, 05/15/17	400	422
Fifth Third Bancorp, 6.25%, 05/01/13 (e)	300	325
Fifth Third Capital Trust IV, 6.50%, 04/15/37 (i)	200	196
Franklin Resources Inc., 3.13%, 05/20/15	300	312
General Electric Capital Corp.
2.00%, 09/28/12	500	509
5.25%, 10/19/12	400	422
2.63%, 12/28/12	1,000	1,030
2.80%, 01/08/13 (e)	200	205
5.45%, 01/15/13 (e)	1,000	1,064
1.88%, 09/16/13 (e)	500	506
2.10%, 01/07/14	400	406
3.50%, 06/29/15 (e)	500	519

	Shares/Par (p)	Value
5.00%, 01/08/16 (e)	300	328
2.95%, 05/09/16 (e)	400	402
5.63%, 09/15/17	800	883
5.63%, 05/01/18	700	766
5.50%, 01/08/20	200	214
4.63%, 01/07/21 (e)	400	402
6.75%, 03/15/32	850	944
5.88%, 01/14/38	400	405
6.88%, 01/10/39 (e)	800	906
Genworth Financial Inc., 7.70%, 06/15/20	350	365
Goldman Sachs Group Inc.
5.45%, 11/01/12 (e)	600	634
5.25%, 04/01/13	600	636
4.75%, 07/15/13	275	290
6.00%, 05/01/14	500	548
5.13%, 01/15/15	200	215
3.70%, 08/01/15	500	509
3.63%, 02/07/16	200	202
5.75%, 10/01/16	250	272
6.25%, 09/01/17	200	221
5.95%, 01/18/18	300	323
6.15%, 04/01/18	675	735
7.50%, 02/15/19 (e)	600	698
5.38%, 03/15/20	400	413
5.95%, 01/15/27	250	245
6.13%, 02/15/33 (e)	850	856
6.75%, 10/01/37	200	200
6.25%, 02/01/41	600	605
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	526
6.10%, 10/01/41	75	72
HCP Inc.
2.70%, 02/01/14 (e)	700	710
6.00%, 01/30/17	150	165
5.38%, 02/01/21 (e)	300	309
Health Care REIT Inc., 6.13%, 04/15/20	400	428
Hospitality Properties Trust, 5.63%, 03/15/17	500	517
HSBC Bank USA
4.88%, 08/24/20	300	295
7.00%, 01/15/39	340	387
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (e) (i)	250	236
HSBC Finance Corp., 4.75%, 07/15/13 (e)	600	635
HSBC Holdings Plc
5.25%, 12/12/12	500	527
5.10%, 04/05/21	500	512
7.63%, 05/17/32	150	165
6.50%, 05/02/36	150	154
HSBC USA Inc., 5.00%, 09/27/20	500	495
ICICI Bank Ltd., 6.63%, 10/03/12 (r)	200	210
Inter-American Development Bank
4.38%, 09/20/12	500	524
1.75%, 10/22/12	490	498
1.63%, 07/15/13	400	408
4.50%, 09/15/14	500	552
5.13%, 09/13/16	250	287
3.88%, 02/14/20	200	212
International Bank for Reconstruction & Development
0.80%, 07/13/12	500	502
1.75%, 07/15/13	750	769
1.13%, 08/25/14	500	503
2.38%, 05/26/15	200	207
2.13%, 03/15/16 (e)	500	509
7.63%, 01/19/23	300	409
International Business Machines International Group Capital LLC, 5.05%, 10/22/12	300	318
International Finance Corp., 2.13%, 11/17/17	500	491

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
International Lease Finance Corp., 3.00%, 04/22/14	500	529
Japan Bank of International Cooperation, 2.13%, 11/05/12	500	508
Jefferies Group Inc.
5.13%, 04/13/18	500	501
6.45%, 06/08/27	100	100
6.25%, 01/15/36	500	466
Jefferson-Pilot Corp., 4.75%, 01/30/14	400	425
John Deere Capital Corp.
1.88%, 06/17/13	200	204
2.25%, 06/07/16	400	400
5.75%, 09/10/18	500	574
JPMorgan Chase & Co.
5.38%, 10/01/12	1,500	1,585
2.13%, 12/26/12	500	512
5.75%, 01/02/13	300	320
5.38%, 01/15/14	500	544
2.05%, 01/24/14 (e)	300	302
4.75%, 03/01/15	250	267
5.15%, 10/01/15	250	270
3.45%, 03/01/16	300	306
5.55%, 01/22/17	500	547
6.00%, 01/15/18	400	445
4.40%, 07/22/20	600	588
4.63%, 05/10/21 (e)	400	397
JPMorgan Chase Bank NA, 6.00%, 10/01/17	550	611
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	100	100
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	600	593
KeyBank NA, 5.80%, 07/01/14	100	110
KeyCorp
3.75%, 08/13/15	500	516
5.10%, 03/24/21	500	509
Korea Development Bank, 5.30%, 01/17/13	800	842
Kreditanstalt fuer Wiederaufbau
1.88%, 01/14/13	800	817
3.25%, 03/15/13	250	261
3.50%, 05/16/13	400	421
1.38%, 07/15/13	500	507
1.38%, 01/13/14	500	505
4.13%, 10/15/14	650	709
2.75%, 10/21/14 (e)	500	524
2.63%, 03/03/15 (e)	500	522
2.63%, 02/16/16 (e)	1,000	1,034
5.13%, 03/14/16	500	571
4.88%, 01/17/17	500	568
4.88%, 06/17/19	500	566
4.00%, 01/27/20 (e)	600	634
2.75%, 09/08/20	500	478
0.00%, 06/29/37 (j)	500	144
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	500	506
3.25%, 03/15/13 (e)	500	522
2.50%, 02/15/16 (e)	1,000	1,024
Lincoln National Corp., 8.75%, 07/01/19	500	631
Lloyds TSB Bank Plc, 6.38%, 01/21/21	500	521
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	110
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	500	526
5.00%, 01/15/15 (e)	550	582
6.05%, 05/16/16 (e)	250	262
5.70%, 05/02/17	500	521
6.88%, 04/25/18	650	719
6.75%, 06/01/28	800	867
7.75%, 05/14/38	400	443

	Shares/Par (p)	Value
MetLife Inc.
5.00%, 11/24/13	100	108
6.75%, 06/01/16	500	582
7.72%, 02/15/19	500	605
5.70%, 06/15/35	100	100
6.40%, 12/15/36 (i)	100	98
Morgan Stanley
5.75%, 08/31/12	500	526
5.25%, 11/02/12	500	526
4.75%, 04/01/14	450	469
4.20%, 11/20/14	500	519
6.00%, 04/28/15	500	542
5.38%, 10/15/15	500	534
5.75%, 10/18/16	250	266
5.45%, 01/09/17	350	370
6.63%, 04/01/18	500	551
7.30%, 05/13/19 (e)	300	340
5.63%, 09/23/19	300	308
5.50%, 01/26/20	500	507
5.75%, 01/25/21	400	405
7.25%, 04/01/32	25	29
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	250	254
National City Bank, 4.63%, 05/01/13	100	105
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	277
8.00%, 03/01/32	150	196
NB Capital Trust II, 7.83%, 12/15/26	100	101
Nomura Holdings Inc, 6.70%, 03/04/20	400	437
Nordic Investment Bank, 3.63%, 06/17/13	600	634
Northern Trust Corp., 3.45%, 11/04/20 (e)	300	291
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	650	686
1.75%, 03/11/13 (e)	300	306
PNC Funding Corp.
5.25%, 11/15/15	250	272
5.63%, 02/01/17	600	661
6.70%, 06/10/19	500	589
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	163
ProLogis Inc.
6.25%, 03/15/17	400	442
7.38%, 10/30/19	400	456
ProLogis LP, 7.63%, 08/15/14	300	342
Prudential Financial Inc.
4.75%, 09/17/15	500	538
5.38%, 06/21/20	200	211
5.75%, 07/15/33 (e)	400	382
5.70%, 12/14/36	250	241
6.63%, 06/21/40 (e)	200	216
Rabobank Nederland NV, 2.13%, 10/13/15	500	495
Realty Income Corp.
6.75%, 08/15/19	150	171
5.88%, 03/15/35	300	283
Royal Bank of Canada
2.10%, 07/29/13 (e)	200	205
2.88%, 04/19/16 (e)	500	511
Royal Bank of Scotland Group Plc
5.00%, 10/01/14	100	99
6.40%, 10/21/19	200	205
Royal Bank of Scotland Plc
3.25%, 01/11/14	300	304
4.88%, 03/16/15	300	311
3.95%, 09/21/15	500	502
6.13%, 01/11/21 (e)	300	308
Simon Property Group LP
5.75%, 12/01/15	400	449
5.25%, 12/01/16	250	275

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
6.75%, 02/01/40 (e)	100	112
SLM Corp.
5.00%, 10/01/13 (e)	520	541
5.05%, 11/14/14	250	250
8.00%, 03/25/20 (e)	100	107
SunTrust Banks Inc., 3.60%, 04/15/16	500	505
SunTrust Capital VIII, 6.10%, 12/01/66 (i)	99	97
Teco Finance Inc., 5.15%, 03/15/20	200	212
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	520
4.25%, 01/11/21 (e)	400	410
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	214
Travelers Cos. Inc., 6.25%, 06/15/37	150	160
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	435
UBS AG Stamford
3.88%, 01/15/15	500	522
5.88%, 07/15/16	250	274
5.88%, 12/20/17	250	274
4.88%, 08/04/20	500	506
Union Bank NA, 5.95%, 05/11/16	500	547
US Bancorp
1.38%, 09/13/13	580	583
2.45%, 07/27/15	800	808
4.13%, 05/24/21 (e)	400	398
US Bank, 4.80%, 04/15/15	500	551
Validus Holding Ltd., 8.88%, 01/26/40	500	531
Wachovia Bank NA
4.88%, 02/01/15	200	215
6.00%, 11/15/17	250	279
5.85%, 02/01/37	250	252
6.60%, 01/15/38	300	329
Wachovia Corp.
5.50%, 05/01/13 (e)	500	538
5.25%, 08/01/14	250	268
5.63%, 10/15/16	500	543
Wells Fargo & Co.
4.95%, 10/16/13	700	745
5.00%, 11/15/14	200	216
3.63%, 04/15/15 (e)	400	418
3.68%, 06/15/16	600	616
5.63%, 12/11/17	300	331
4.60%, 04/01/21	500	503
Wells Fargo Bank NA, 4.75%, 02/09/15	250	267
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	262
Westpac Banking Corp.
2.25%, 11/19/12 (e)	300	306
4.20%, 02/27/15	500	529

		151,066
HEALTH CARE - 1.3%
Abbott Laboratories
5.15%, 11/30/12	500	532
5.88%, 05/15/16	250	291
6.00%, 04/01/39	550	608
Aetna Inc., 6.63%, 06/15/36	150	167
Amgen Inc.
5.85%, 06/01/17 (e)	200	232
6.38%, 06/01/37	400	444
AstraZeneca Plc
5.90%, 09/15/17	250	291
6.45%, 09/15/37	250	290
Baxter International Inc.
4.00%, 03/01/14	300	322
4.63%, 03/15/15	75	82
4.25%, 03/15/20	200	207
Becton Dickinson and Co., 3.25%, 11/12/20	300	286

	Shares/Par (p)	Value
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	169
5.88%, 11/15/36	67	75
Celgene Corp., 3.95%, 10/15/20	300	290
Covidien International Finance SA, 6.00%, 10/15/17	300	351
Eli Lilly & Co.
5.20%, 03/15/17	500	567
5.55%, 03/15/37	100	103
Genentech Inc.
4.75%, 07/15/15	50	55
5.25%, 07/15/35	250	251
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	375	403
4.38%, 04/15/14 (e)	150	163
5.65%, 05/15/18	550	627
5.38%, 04/15/34 (e)	150	156
Hospira Inc., 6.05%, 03/30/17	500	568
Humana Inc., 7.20%, 06/15/18 (l)	500	580
Johnson & Johnson
3.80%, 05/15/13	500	529
2.15%, 05/15/16 (e)	500	501
3.55%, 05/15/21 (e)	350	347
5.95%, 08/15/37	250	280
4.85%, 05/15/41 (e)	350	339
McKesson Corp., 5.70%, 03/01/17	100	113
Medco Health Solutions Inc., 7.13%, 03/15/18 (e) (l)	500	584
Medtronic Inc., 4.45%, 03/15/20 (e)	400	418
Merck & Co. Inc.
4.75%, 03/01/15	250	279
6.00%, 09/15/17	250	294
6.50%, 12/01/33 (l)	350	415
6.55%, 09/15/37	300	354
Novartis Capital Corp., 4.13%, 02/10/14	800	862
Pfizer Inc.
5.35%, 03/15/15 (e)	100	113
6.20%, 03/15/19	500	585
7.20%, 03/15/39	500	628
Pharmacia Corp., 6.60%, 12/01/28	50	59
Quest Diagnostic Inc., 4.70%, 04/01/21	500	512
Sanofi-Aventis SA, 2.63%, 03/29/16	500	509
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	164
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	400	408
5.00%, 06/01/15	200	221
3.20%, 03/01/16	300	309
UnitedHealth Group Inc.
5.38%, 03/15/16	250	280
6.00%, 02/15/18 (e)	150	170
4.70%, 02/15/21 (e)	400	417
5.80%, 03/15/36	150	151
5.95%, 02/15/41	450	460
WellPoint Inc.
5.25%, 01/15/16	300	335
4.35%, 08/15/20	200	202
5.85%, 01/15/36	100	102
5.80%, 08/15/40 (e)	200	203
Wyeth
5.50%, 03/15/13 (l)	100	108
5.50%, 02/15/16	500	570
6.45%, 02/01/24	100	119
5.95%, 04/01/37	250	268

		20,318
INDUSTRIALS - 1.2%
3M Co., 5.70%, 03/15/37	150	165

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Boeing Co., 4.88%, 02/15/20	500	541
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	150	157
4.70%, 10/01/19	300	318
6.15%, 05/01/37	100	108
5.75%, 05/01/40 (e)	400	412
Canadian National Railway Co., 5.55%, 03/01/19	400	453
Caterpillar Inc.
7.90%, 12/15/18	500	640
6.05%, 08/15/36	550	617
CSX Corp.
7.38%, 02/01/19	300	366
6.00%, 10/01/36	200	211
Dover Corp., 5.38%, 03/01/41	500	511
Emerson Electric Co.
4.50%, 05/01/13	414	441
5.00%, 12/15/14	100	112
GE Capital Trust I, 6.38%, 11/15/67 (i)	500	512
General Dynamics Corp., 4.25%, 05/15/13	250	267
General Electric Co., 5.00%, 02/01/13	800	849
Honeywell International Inc.
5.00%, 02/15/19	500	550
5.38%, 03/01/41	300	308
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	237
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	392
L-3 Communications Corp., 4.95%, 02/15/21 (e)	500	499
Lockheed Martin Corp.
6.15%, 09/01/36	175	190
5.97%, 06/01/40 (e) (r)	200	206
Norfolk Southern Corp.
5.90%, 06/15/19	300	344
7.25%, 02/15/31	75	92
7.05%, 05/01/37	100	121
Northrop Grumman Corp., 5.05%, 08/01/19 (e)	210	226
PACCAR Inc., 6.88%, 02/15/14	200	228
Parker Hannifin Corp., 3.50%, 09/15/22	300	289
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	500	547
Raytheon Co., 3.13%, 10/15/20	500	469
Republic Services Inc.
5.00%, 03/01/20	300	317
4.75%, 05/15/23	400	397
6.20%, 03/01/40	430	452
Ryder System Inc., 3.15%, 03/02/15	500	515
Tyco Electronics Group SA, 6.00%, 10/01/12 (l)	300	318
Tyco International Finance SA, 4.63%, 01/15/23	200	201
Tyco International Group SA, 6.00%, 11/15/13	500	553
Union Pacific Corp.
4.16%, 07/15/22 (r)	655	648
6.63%, 02/01/29	25	29
5.78%, 07/15/40	300	314
United Parcel Service Inc.
3.13%, 01/15/21	500	475
6.20%, 01/15/38	350	404
United Technologies Corp.
4.88%, 05/01/15	300	334
6.13%, 02/01/19	250	292
6.70%, 08/01/28	50	60
5.70%, 04/15/40	500	536
Verisk Analytics Inc., 5.80%, 05/01/21	600	637
Waste Management Inc.
6.38%, 11/15/12	500	535
6.10%, 03/15/18	200	227

		18,622

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 0.8%
Adobe Systems Inc., 4.75%, 02/01/20 (e)	300	309
Agilent Technologies Inc., 5.00%, 07/15/20	200	210
Amphenol Corp., 4.75%, 11/15/14	600	654
Cisco Systems Inc.
1.63%, 03/14/14	500	505
2.90%, 11/17/14 (e)	500	526
5.50%, 02/22/16	250	284
5.90%, 02/15/39	250	264
Dell Inc.
4.70%, 04/15/13	200	213
5.40%, 09/10/40 (e)	200	190
EnCana Corp., 6.50%, 02/01/38	300	321
Google Inc.
1.25%, 05/19/14	500	502
2.13%, 05/19/16	500	501
3.63%, 05/19/21 (e)	500	494
Harris Corp., 4.40%, 12/15/20	500	502
Hewlett-Packard Co.
6.50%, 07/01/12	250	264
4.50%, 03/01/13	300	318
6.13%, 03/01/14	400	449
2.13%, 09/13/15 (e)	300	299
3.75%, 12/01/20	300	292
International Business Machines Corp.
1.00%, 08/05/13 (e)	500	501
5.70%, 09/14/17	600	698
6.50%, 01/15/28	200	238
5.60%, 11/30/39	330	348
Juniper Networks Inc., 3.10%, 03/15/16	500	509
Microsoft Corp.
1.63%, 09/25/15	200	198
3.00%, 10/01/20	300	285
5.30%, 02/08/41	300	308
Oracle Corp.
5.75%, 04/15/18	350	401
3.88%, 07/15/20 (r)	300	298
6.13%, 07/08/39	300	334
5.38%, 07/15/40 (r)	500	506
Western Union Co., 5.25%, 04/01/20	500	527
Xerox Corp.
6.35%, 05/15/18 (e)	500	573
4.50%, 05/15/21	400	396

		13,217
MATERIALS - 1.1%
Agrium Inc., 7.13%, 05/23/36	300	345
Air Products & Chemicals Inc., 4.38%, 08/21/19 (e)	400	418
Airgas Inc., 2.95%, 06/15/16	500	499
Alcoa Inc.
5.55%, 02/01/17 (e)	200	213
6.75%, 07/15/18	300	332
5.40%, 04/15/21 (e)	400	401
ArcelorMittal
5.38%, 06/01/13	400	426
9.85%, 06/01/19	500	634
7.00%, 10/15/39 (l)	200	202
Barrick Gold Corp.
6.95%, 04/01/19	350	416
5.95%, 10/15/39	300	303
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	100	107
5.50%, 04/01/14	100	111
5.25%, 12/15/15	90	102
5.40%, 03/29/17	200	227
CRH America Inc., 6.00%, 09/30/16	250	274

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Dow Chemical Co.
6.00%, 10/01/12	50	53
7.60%, 05/15/14 (l)	250	290
2.50%, 02/15/16	500	496
8.55%, 05/15/19 (e) (l)	197	254
7.38%, 11/01/29	500	613
Eastman Chemical Co., 3.00%, 12/15/15	500	508
EI du Pont de Nemours & Co.
4.75%, 11/15/12	100	105
1.75%, 03/25/14	300	303
2.75%, 04/01/16	300	306
4.25%, 04/01/21 (e)	300	305
5.60%, 12/15/36 (e)	400	425
4.90%, 01/15/41	300	285
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	700	765
International Paper Co.
7.95%, 06/15/18	150	179
8.70%, 06/15/38	300	373
Lafarge SA, 6.50%, 07/15/16	250	270
Monsanto Co., 5.50%, 08/15/25	500	558
Newmont Mining Corp.
5.88%, 04/01/35	50	50
6.25%, 10/01/39	400	415
Nucor Corp., 5.00%, 06/01/13	500	537
Plum Creek Timberlands LP, 4.70%, 03/15/21 (e)	400	394
Potash Corp. of Saskatchewan Inc.
4.88%, 03/01/13	250	266
5.25%, 05/15/14	500	550
PPG Industries Inc., 3.60%, 11/15/20 (e)	400	389
Praxair Inc.
3.95%, 06/01/13	100	106
5.38%, 11/01/16	500	572
Rio Tinto Alcan Inc.
4.88%, 09/15/12	50	52
6.13%, 12/15/33 (e)	425	468
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15 (e)	500	493
3.50%, 11/02/20	400	383
RPM International Inc., 6.13%, 10/15/19	200	214
Southern Copper Corp., 7.50%, 07/27/35	150	157
Teck Resources Ltd., 10.75%, 05/15/19	500	632
Vale Overseas Ltd.
6.25%, 01/11/16	100	113
6.25%, 01/23/17	150	170
8.25%, 01/17/34	500	612
6.88%, 11/21/36	500	543

		18,214

TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV
3.63%, 03/30/15 (e)	200	210
5.00%, 03/30/20	200	209
6.38%, 03/01/35	200	215
6.13%, 03/30/40	300	314
AT&T Corp., 8.00%, 11/15/31 (e) (l)	17	22
AT&T Inc.
4.95%, 01/15/13	750	795
5.10%, 09/15/14	550	604
2.50%, 08/15/15	500	507
5.80%, 02/15/19	500	564
4.45%, 05/15/21 (e)	500	509
6.15%, 09/15/34	350	362
6.50%, 09/01/37	500	543
6.30%, 01/15/38	300	318
6.55%, 02/15/39	250	274
5.35%, 09/01/40	705	668

	Shares/Par (p)	Value
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	123
BellSouth Corp., 5.20%, 09/15/14	300	331
British Telecommunications Plc, 9.88%, 12/15/30 (l)	150	206
CenturyTel Inc., 6.00%, 04/01/17	250	261
Deutsche Telekom International Finance BV
5.25%, 07/22/13	200	216
5.75%, 03/23/16	250	283
8.75%, 06/15/30 (l)	300	396
Embarq Corp., 8.00%, 06/01/36	100	102
France Telecom SA
4.38%, 07/08/14	400	433
8.50%, 03/01/31 (l)	250	336
GTE Corp.
6.84%, 04/15/18	250	291
6.94%, 04/15/28	50	57
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	589
Qwest Capital Funding Inc., 6.88%, 07/15/28	300	286
Qwest Communications International Inc., 8.00%, 10/01/15	300	326
Qwest Corp.
8.38%, 05/01/16	500	590
6.50%, 06/01/17	250	271
7.25%, 09/15/25	110	114
Rogers Communications Inc., 6.80%, 08/15/18	500	590
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	117
Telecom Italia Capital SA
5.25%, 11/15/13 (e)	500	525
6.18%, 06/18/14	300	323
4.95%, 09/30/14	100	104
5.25%, 10/01/15	200	208
6.38%, 11/15/33	50	45
6.00%, 09/30/34	100	85
Telefonica Emisiones SAU
3.73%, 04/27/15	100	102
3.99%, 02/16/16 (e)	400	405
5.88%, 07/15/19	500	525
5.13%, 04/27/20	100	99
7.05%, 06/20/36	600	635
Telefonica Europe BV, 8.25%, 09/15/30 (e)	200	239
Verizon Communications Inc.
5.25%, 04/15/13	200	215
5.55%, 02/15/16	200	225
8.75%, 11/01/18	350	455
6.35%, 04/01/19	500	581
5.85%, 09/15/35	350	360
6.90%, 04/15/38	300	344
6.00%, 04/01/41 (e)	400	418
Verizon Florida LLC, 6.86%, 02/01/28	200	215
Verizon Global Funding Corp., 7.75%, 12/01/30	500	625
Verizon Wireless Capital LLC
7.38%, 11/15/13	750	853
8.50%, 11/15/18 (e)	150	195
Vodafone Group Plc
5.00%, 12/16/13	150	163
5.38%, 01/30/15	100	111
5.63%, 02/27/17	600	672
7.88%, 02/15/30	200	257

		21,016

UTILITIES - 1.6%
Alabama Power Co., 6.00%, 03/01/39 (e)	250	274
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	500	492
Consolidated Edison Co. of New York Inc.
4.88%, 02/01/13	300	318

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
4.45%, 06/15/20 (e)	200	209
5.30%, 03/01/35	250	249
5.85%, 03/15/36	300	322
5.70%, 06/15/40	100	106
Constellation Energy Group Inc., 7.60%, 04/01/32 (e)	150	176
Consumers Energy Co.
5.50%, 08/15/16	25	28
6.70%, 09/15/19	400	480
Detroit Edison Co., 5.60%, 06/15/18	250	279
Dominion Resources Inc.
1.80%, 03/15/14 (e)	400	404
8.88%, 01/15/19	350	453
4.45%, 03/15/21 (e)	400	408
7.00%, 06/15/38	200	239
Duke Energy Carolinas LLC
5.63%, 11/30/12	150	160
5.30%, 10/01/15	200	226
7.00%, 11/15/18	100	122
5.30%, 02/15/40	300	304
Duke Energy Corp., 6.30%, 02/01/14	700	782
Enersis SA, 7.40%, 12/01/16 (e)	150	176
Entergy Arkansas Inc., 3.75%, 02/15/21	400	379
Entergy Corp., 3.63%, 09/15/15 (l)	300	305
Exelon Corp., 4.90%, 06/15/15	200	215
Exelon Generation Co. LLC
5.35%, 01/15/14	150	162
6.20%, 10/01/17	200	226
5.20%, 10/01/19	500	522
First Energy Solutions Corp., 6.80%, 08/15/39	200	208
FirstEnergy Corp., 7.38%, 11/15/31	425	484
Florida Power & Light Co.
5.63%, 04/01/34	100	105
4.95%, 06/01/35	300	291
5.95%, 02/01/38	250	276
5.13%, 06/01/41	400	397
Florida Power Corp.
5.65%, 06/15/18	350	399
4.55%, 04/01/20 (e)	300	315
6.40%, 06/15/38	300	347
FPL Group Capital Inc., 6.00%, 03/01/19	100	111
Georgia Power Co.
1.30%, 09/15/13	500	503
3.00%, 04/15/16 (e)	500	512
4.25%, 12/01/19	300	313
Great Plains Energy Inc., 4.85%, 06/01/21	500	502
Iberdrola USA Inc, 6.75%, 07/15/36	150	157
Indiana Michigan Power Co., 7.00%, 03/15/19	250	298
Kentucky Utilities Co., 5.13%, 11/01/40 (r)	300	296
LG&E and KU Energy LLC, 3.75%, 11/15/20 (r)	300	283
MidAmerican Energy Co.
5.65%, 07/15/12	100	105
6.75%, 12/30/31	50	58
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	100	106
6.13%, 04/01/36	350	377
National Grid Plc, 6.30%, 08/01/16	150	172
Nevada Power Co., 7.13%, 03/15/19	250	298
NextEra Energy Capital Holdings Inc., 4.50%, 06/01/21	400	394
NiSource Finance Corp.
5.40%, 07/15/14	75	82
6.80%, 01/15/19 (e)	300	348
5.95%, 06/15/41	500	490
Northern States Power Co.
8.00%, 08/28/12	100	108
5.25%, 03/01/18	350	390
Ohio Power Co., 6.00%, 06/01/16	250	287

	Shares/Par (p)	Value
Oncor Electric Delivery Co.
6.38%, 01/15/15	150	171
7.00%, 09/01/22	150	179
Oneok Inc., 5.20%, 06/15/15	500	547
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	272
6.05%, 03/01/34	500	529
PacifiCorp
7.70%, 11/15/31	450	577
5.75%, 04/01/37	150	159
6.25%, 10/15/37	500	565
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	500	571
Progress Energy Inc., 7.75%, 03/01/31 (e)	150	188
PSEG Power LLC
2.50%, 04/15/13	300	305
8.63%, 04/15/31	75	96
Public Service Co. of Colorado, 7.88%, 10/01/12	500	543
Public Service Electric & Gas Co., 5.50%, 03/01/40 (e)	200	208
Puget Sound Energy Inc., 5.76%, 10/01/39	200	209
San Diego Gas & Electric Co., 5.35%, 05/15/40 (e)	200	205
Scottish Power Ltd., 5.38%, 03/15/15	50	54
Sempra Energy
6.00%, 02/01/13	250	268
2.00%, 03/15/14	500	505
South Carolina Electric & Gas Co., 6.05%, 01/15/38	400	435
Southern California Edison Co.
6.00%, 01/15/34	75	83
5.95%, 02/01/38	400	442
Southwestern Electric Power Co.
6.45%, 01/15/19	300	340
6.20%, 03/15/40	200	203
Toledo Edison Co., 7.25%, 05/01/20	300	361
TransAlta Corp., 6.50%, 03/15/40	300	312
Union Electric Co., 6.40%, 06/15/17	100	116
Veolia Environnement, 6.00%, 06/01/18	200	226
Virginia Electric & Power Co.
5.95%, 09/15/17	250	292
6.00%, 01/15/36	150	166

		26,155

Total Corporate Bonds and Notes (cost $340,301)		352,514

GOVERNMENT AND AGENCY OBLIGATIONS - 74.6%

GOVERNMENT SECURITIES - 40.8%
Federal Farm Credit Bank - 0.2% (w)
Federal Farm Credit Bank
1.88%, 12/07/12	500	511
1.75%, 02/21/13	500	510
0.48%, 03/13/13	600	600
3.88%, 10/07/13	500	536
0.88%, 12/16/13	500	499
2.12%, 09/08/16	400	396
3.00%, 06/13/18	300	297
2.95%, 12/13/18	200	197

		3,546
Federal Home Loan Bank - 0.9% (w)
Federal Home Loan Bank
0.88%, 08/22/12	1,000	1,006
1.75%, 08/22/12	1,000	1,016
1.63%, 09/26/12 - 11/21/12	2,000	2,033
4.50%, 11/15/12	400	422
1.50%, 01/16/13	1,000	1,016

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
3.88%, 06/14/13	1,600	1,705
1.88%, 06/21/13	1,000	1,027
4.50%, 09/16/13 (e)	1,000	1,085
3.63%, 10/18/13	1,000	1,067
5.25%, 06/18/14	1,090	1,229
5.00%, 12/21/15	500	567
5.38%, 05/18/16	500	580
4.75%, 12/16/16	300	340
5.65%, 04/20/22	125	130
5.50%, 07/15/36	400	439

		13,662
Federal Home Loan Mortgage Corp. - 1.7% (w)
Federal Home Loan Mortgage Corp.
5.13%, 07/15/12 - 10/18/16	1,598	1,738
1.13%, 07/27/12 - 01/14/13	1,200	1,208
4.63%, 10/25/12	300	317
0.50%, 12/28/12	650	649
4.50%, 01/15/13 - 04/02/14	2,265	2,434
1.63%, 04/15/13	500	510
1.00%, 05/24/13	600	601
3.50%, 05/29/13	1,400	1,481
3.75%, 06/28/13	900	959
4.13%, 09/27/13	2,000	2,156
1.38%, 10/18/13	500	501
4.88%, 11/15/13	500	550
2.50%, 04/23/14 (e)	1,000	1,044
1.20%, 04/28/14	250	250
1.65%, 04/28/14	550	552
2.00%, 12/09/14	500	504
5.05%, 01/26/15	100	113
2.88%, 02/09/15	1,000	1,053
2.75%, 03/13/15	1,000	1,044
4.38%, 07/17/15	300	333
2.25%, 08/12/15	250	251
1.75%, 09/10/15	1,000	1,004
4.75%, 01/19/16	2,100	2,366
5.25%, 04/18/16 (e)	1,000	1,152
3.00%, 07/14/16	250	250
5.50%, 08/23/17	900	1,055
3.75%, 03/27/19 (e)	1,500	1,587
3.53%, 09/30/19	500	502
6.75%, 09/15/29 - 03/15/31	180	230
6.25%, 07/15/32	600	740
6.00%, 04/16/37	100	103

		27,237
Federal National Mortgage Association - 2.4% (w)
Federal National Mortgage Association
1.13%, 07/30/12 (e)	1,000	1,008
1.75%, 08/10/12 - 11/17/15	3,250	3,306
4.38%, 09/15/12 - 10/15/15	1,290	1,375
0.50%, 10/30/12	1,500	1,502
0.55%, 11/01/12	500	500
1.80%, 02/08/13	500	501
2.00%, 04/19/13 - 03/28/16	1,600	1,599
1.50%, 06/26/13 - 09/08/14	2,000	2,026
1.38%, 07/19/13	300	300
1.25%, 07/29/13 - 10/28/14	790	791
1.00%, 09/20/13 - 06/27/14	2,400	2,406
4.63%, 10/15/13 - 10/15/14	1,050	1,157
0.88%, 11/08/13	500	500
0.75%, 12/18/13	1,500	1,500
2.75%, 02/05/14 (e)	900	946
2.75%, 03/13/14	2,000	2,104
2.50%, 05/15/14	675	705
1.13%, 06/27/14	1,000	1,006
1.55%, 08/12/14 - 10/27/15	600	597
2.63%, 11/20/14	1,000	1,049

	Shares/Par (p)	Value
5.00%, 04/15/15 - 09/01/35	3,123	3,507
1.63%, 10/26/15	1,500	1,493
2.20%, 07/05/16, TBA (g)	500	496
4.88%, 12/15/16	500	567
0.00%, 06/01/17 (j)	1,250	1,069
5.38%, 04/11/22	50	52
5.78%, 06/07/22	250	261
4.00%, 09/30/25	700	688
6.25%, 05/15/29	525	637
7.13%, 01/15/30	1,270	1,690
7.25%, 05/15/30	540	728
6.63%, 11/15/30	690	872
6.00%, 04/18/36	300	328
Principal Only, 0.00%,10/09/19 (j)	800	560

		37,826
Municipals - 0.9%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	452
Bay Area Toll Authority, 6.26%, 04/01/49	200	215
Chicago Transit Authority, 6.90%, 12/01/40	500	533
City of New York
5.97%, 03/01/36	200	211
5.52%, 10/01/37	100	100
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	300
Cook County, Illinois, 6.23%, 11/15/34	200	201
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	380
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	210
Dallas County Hospital District, Series C, 5.62%, 08/15/44	300	310
Dallas Independent School District, 6.45%, 02/15/35	300	328
Government Development Bank for Puerto Rico
3.67%, 05/01/14	500	500
4.70%, 05/01/16	500	502
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	200	213
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	245
6.57%, 07/01/45	400	448
Los Angeles Unified School District, 5.75%, 07/01/34	300	296
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	202
Metropolitan Transportation Authority, Transit Revenue, RB
6.55%, 11/15/31	200	216
6.65%, 11/15/39	150	159
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	374
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp), 7.43%, 02/15/29	200	223
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	581
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), Series B, 4.25%, 01/01/16	95	100
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.), Series B, 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	200	219
New York City Transitional Finance Authority, 5.51%, 08/01/37	500	505

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	206
New York, NJ, Port Authority Revenue, 6.04%, 12/01/29	200	217
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	380
Oregon State Department of Transportation, 5.83%, 11/15/34	300	325
State of California
5.75%, 03/01/17	500	545
7.63%, 03/01/40	300	345
7.60%, 11/01/40	300	346
State of California Various Purpose Bond, 7.50%, 04/01/34	500	565
State of Connecticut, 5.09%, 10/01/30	250	244
State of Connecticut, Ad Valorem Property Tax, GO, Series A, 5.85%, 03/15/32	200	212
State of Georgia, GO, Series H, 4.50%, 11/01/25	300	306
State of Illinois
4.96%, 03/01/16	500	517
5.10%, 06/01/33	700	595
State of Texas, 5.52%, 04/01/39	465	487
State of Texas, Series A, 4.68%, 04/01/40	400	371
University of California, 6.55%, 05/15/48	300	315
		14,004

Sovereign - 1.9%
Brazilian Government International Bond
10.50%, 07/14/14 (e)	400	507
7.88%, 03/07/15	565	683
6.00%, 01/17/17	500	584
5.88%, 01/15/19	200	232
8.88%, 04/15/24	635	906
10.13%, 05/15/27	235	368
7.13%, 01/20/37	455	562
11.00%, 08/17/40 (e)	300	409
Canadian Government Bond, 2.38%, 09/10/14	500	520
Chile Government International Bond, 5.50%, 01/15/13	100	106
Colombia Government International Bond
10.75%, 01/15/13	400	459
7.38%, 09/18/37	400	504
Export Developement Canada
1.50%, 05/15/14 (e)	400	406
2.25%, 05/28/15	200	206
Federal Republic of Brazil, 12.25%, 03/06/30	220	400
Financement-Quebec, 5.00%, 10/25/12	100	105
Hungary Government International Bond
4.75%, 02/03/15	250	257
6.38%, 03/29/21	600	633
Hydro Quebec
8.00%, 02/01/13	250	278
7.50%, 04/01/16	100	123
9.40%, 02/01/21	250	358
Israel Government AID Bond, 5.50%, 04/26/24	500	580
Israel Government International Bond
4.63%, 06/15/13	75	79
5.50%, 11/09/16	450	504
7.25%, 12/15/28	200	233
Italy Government International Bond
4.38%, 06/15/13 (e)	500	527
4.50%, 01/21/15	1,000	1,064
6.88%, 09/27/23	450	509
5.38%, 06/15/33	500	488
Japan Finance Corp.
2.88%, 02/02/15 (e)	500	527
2.50%, 05/18/16 (e)	500	504

	Shares/Par (p)	Value
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	500	506
Mexico Government International Bond
6.38%, 01/16/13	339	365
5.88%, 01/15/14	250	277
6.63%, 03/03/15	93	108
5.63%, 01/15/17	750	852
5.13%, 01/15/20	600	648
8.30%, 08/15/31	300	413
7.50%, 04/08/33 (e)	250	316
6.75%, 09/27/34	300	349
Panama Government International Bond
5.20%, 01/30/20	500	549
6.70%, 01/26/36	400	472
Peru Government International Bond
7.13%, 03/30/19	200	241
8.75%, 11/21/33 (e)	700	954
Poland Government International Bond, 5.13%, 04/21/21	400	414
Poland Government Treasury International Bond, 5.00%, 10/19/15	650	704
Province of British Columbia, Canada
2.85%, 06/15/15	200	210
6.50%, 01/15/26	70	87
Province of Manitoba, Canada, 2.63%, 07/15/15	500	518
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	286
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	350
Province of Ontario, Canada
1.88%, 11/19/12 (e)	700	713
4.10%, 06/16/14 (e)	500	542
4.50%, 02/03/15	700	772
2.70%, 06/16/15	300	311
5.45%, 04/27/16	250	287
4.00%, 10/07/19	500	520
4.40%, 04/14/20 (e)	200	212
Province of Quebec, Canada
4.60%, 05/26/15 (e)	500	555
7.50%, 07/15/23	100	133
7.13%, 02/09/24	250	324
Republic of Colombia, 11.75%, 02/25/20	300	464
Republic of Korea
5.13%, 12/07/16	150	165
5.63%, 11/03/25	250	270
Republic of Peru, 6.55%, 03/14/37	250	279
Republic of South Africa Government Bond
6.50%, 06/02/14	200	224
5.50%, 03/09/20	200	219
Svensk Exportkredit AB, 5.13%, 03/01/17	200	226
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,168
5.25%, 09/15/39	500	529
United Mexican States, 6.05%, 01/11/40	600	638

		30,791
U.S. Treasury Securities - 32.8%
U.S. Treasury Bond
11.25%, 02/15/15	900	1,224
10.63%, 08/15/15	450	618
7.25%, 05/15/16 - 08/15/22	2,400	3,110
7.50%, 11/15/16	640	826
8.75%, 05/15/17 - 08/15/20	1,555	2,219
8.88%, 08/15/17	780	1,084
9.13%, 05/15/18 (e)	315	452
9.00%, 11/15/18	800	1,154
8.88%, 02/15/19 (e)	590	850
8.13%, 08/15/19 - 08/15/21	3,800	5,375

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
8.50%, 02/15/20 (e)	926	1,331
7.88%, 02/15/21	1,420	1,992
8.00%, 11/15/21 (e)	2,350	3,346
7.13%, 02/15/23	1,174	1,590
6.25%, 08/15/23 - 05/15/30	2,380	3,041
7.50%, 11/15/24 (e)	500	704
7.63%, 02/15/25	239	340
6.88%, 08/15/25	410	551
6.00%, 02/15/26	730	909
6.75%, 08/15/26	870	1,161
6.50%, 11/15/26	660	862
6.63%, 02/15/27	545	721
6.38%, 08/15/27	380	492
6.13%, 11/15/27 - 08/15/29	2,295	2,907
5.50%, 08/15/28	850	1,009
5.25%, 11/15/28 (e)	1,470	1,696
5.25%, 02/15/29	1,445	1,667
5.38%, 02/15/31	1,600	1,875
4.50%, 02/15/36 - 08/15/39	6,865	7,049
4.75%, 02/15/37	1,545	1,653
5.00%, 05/15/37	1,450	1,611
4.38%, 02/15/38 - 05/15/40	9,150	9,158
3.50%, 02/15/39	2,900	2,490
4.25%, 05/15/39 (e)	3,580	3,512
4.63%, 02/15/40	3,755	3,915
3.88%, 08/15/40	5,250	4,807
4.25%, 11/15/40	3,900	3,812
4.38%, 05/15/41, TBA (g)	2,700	2,696
U.S. Treasury Note
1.50%, 07/15/12 - 06/30/16	5,500	5,496
0.63%, 07/31/12 - 04/30/13	15,750	15,812
4.63%, 07/31/12 - 02/15/17	6,890	7,718
1.75%, 08/15/12 - 07/31/15	15,390	15,734
4.38%, 08/15/12	1,900	1,988
0.38%, 08/31/12 - 06/30/13	11,000	11,005
4.13%, 08/31/12 - 05/15/15	3,490	3,817
1.38%, 09/15/12 - 11/30/15	31,739	32,143
4.25%, 09/30/12 - 11/15/17	17,980	19,692
3.88%, 10/31/12 - 02/15/13	3,535	3,723
4.00%, 11/15/12 - 02/15/15	8,130	8,822
0.50%, 11/30/12 - 11/15/13	12,000	11,998
3.38%, 11/30/12 - 11/15/19	9,920	10,402
1.13%, 12/15/12 - 06/15/13	6,530	6,608
3.63%, 12/31/12 - 02/15/21	18,700	19,712
2.88%, 01/31/13 - 03/31/18	4,900	5,074
2.75%, 02/28/13 - 02/15/19	18,940	19,515
0.75%, 03/31/13 - 06/15/14	16,000	16,060
2.50%, 03/31/13 - 06/30/17	12,365	12,887
3.13%, 04/30/13 - 05/15/19	18,935	19,900
3.50%, 05/31/13 - 05/15/20	8,740	9,223
1.00%, 07/15/13 - 01/15/14	2,550	2,576
2.00%, 11/30/13 - 04/30/16	8,070	8,251
1.50%, 12/31/13 (e)	2,200	2,247
1.25%, 02/15/14 - 10/31/15	8,700	8,686
1.88%, 02/28/14 - 10/31/17	15,400	15,452
1.25%, 03/15/14 - 04/15/14 (e)	5,500	5,578
1.00%, 05/15/14 (e)	3,000	3,020
4.75%, 05/15/14 - 02/15/41	7,790	8,495
2.25%, 05/31/14 - 11/30/17	10,450	10,761
2.63%, 06/30/14 - 11/15/20	31,235	31,594
2.38%, 08/31/14 - 05/31/18	23,540	24,403
2.13%, 11/30/14 - 02/29/16	11,200	11,555
4.50%, 11/15/15 - 05/15/17	5,845	6,612
2.13%, 12/31/15 (e)	1,000	1,027
5.13%, 05/15/16	2,560	2,975
1.75%, 05/31/16 (e)	1,000	1,002
3.25%, 05/31/16 - 06/30/16 (e)	6,285	6,745
3.25%, 07/31/16 - 03/31/17	5,600	5,978

	Shares/Par (p)	Value
4.88%, 08/15/16	2,620	3,020
3.00%, 08/31/16 - 02/28/17	7,500	7,924
2.63%, 04/30/18 (e)	1,800	1,823
3.88%, 05/15/18 (e)	1,600	1,753
4.00%, 08/15/18 (e)	2,200	2,424
3.75%, 11/15/18	3,165	3,429
3.13%, 05/15/21 (e)	3,500	3,490

		521,958

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.8%
Federal Home Loan Bank - 0.2%
Federal Home Loan Bank
0.80%, 11/18/13	750	751
5.00%, 11/17/17	900	1,034
4.00%, 01/13/21	500	499

		2,284
Federal Home Loan Mortgage Corp. - 10.1%
Federal Home Loan Mortgage Corp.
2.13%, 09/21/12	1,000	1,021
1.38%, 02/25/14	1,500	1,522
6.50%, 06/01/14 - 03/01/39	4,729	5,337
7.00%, 08/01/15 - 08/01/37	335	384
6.00%, 12/01/16 - 11/01/39	14,266	15,734
4.50%, 01/01/18 - 06/01/41	37,972	39,521
5.50%, 01/01/18 - 10/01/39	23,628	25,642
4.00%, 04/01/19 - 04/01/41	23,792	24,160
5.00%, 04/01/19 - 08/01/40	29,482	31,448
4.50%, 07/17/20 - 07/15/41 , TBA (g)	6,199	6,422
3.50%, 10/01/25 - 10/01/40	4,893	4,947
3.50%, 07/15/26, TBA (g)	500	509
4.00%, 07/15/26, TBA (g)	500	520
7.50%, 11/01/31 - 04/01/32	177	208
5.77%, 01/01/37 (i)	52	56
6.07%, 01/01/37 (i)	204	222
5.62%, 02/01/37 (i)	312	338
5.50%, 07/15/41, TBA (g)	1,500	1,620
6.00%, 07/15/41, TBA (g)	1,000	1,098

		160,709
Federal National Mortgage Association - 16.4%
Federal National Mortgage Association
4.75%, 11/19/12	1,900	2,014
5.00%, 02/01/13 - 06/15/41	41,201	44,023
1.25%, 08/20/13 - 02/27/14	2,500	2,533
5.50%, 01/01/14 - 01/01/40	37,087	40,287
1.50%, 03/28/14	500	504
6.00%, 01/01/16 - 07/01/40	23,009	25,362
2.75%, 03/28/16	350	352
6.50%, 09/01/16 - 03/01/40	8,074	9,160
5.25%, 09/15/16	900	1,038
4.50%, 02/01/18 - 04/01/41	54,765	57,059
4.00%, 07/01/18 - 03/01/41	40,431	41,031
3.50%, 08/01/25 - 02/01/41	11,800	11,813
4.00%, 07/15/26 - 07/15/41 , TBA (g)	3,300	3,348
5.50%, 07/15/26 - 07/15/41 , TBA (g)	1,500	1,623
6.00%, 07/15/26 - 07/15/41 , TBA (g)	1,500	1,640
7.00%, 02/01/31 - 04/01/39	1,101	1,268
2.41%, 05/01/35 (i)	169	177
2.59%, 05/01/35 (i)	63	67
2.89%, 10/01/35 (i)	334	350
5.30%, 02/01/37 (i)	31	32
5.45%, 02/01/37 (i)	334	355
5.60%, 02/01/37 (i)	202	217
5.61%, 04/01/37 (i)	76	81
5.81%, 04/01/37 (i)	557	590
7.50%, 11/01/37	42	48
5.36%, 01/01/38 (i)	537	575

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
5.66%, 03/01/38 (i)	708	759
4.43%, 07/01/39 (i)	1,829	1,950
3.82%, 12/01/39 (i)	595	625
3.71%, 02/01/40 (i)	1,628	1,709
3.35%, 03/01/40 (i)	781	814
4.21%, 03/01/40 (i)	757	792
3.14%, 06/01/40 (i)	338	349
3.23%, 07/01/40 (i)	861	897
3.57%, 08/01/40 (i)	424	442
3.32%, 12/01/40 (i)	486	504
2.86%, 01/01/41 (i)	491	497
3.45%, 02/01/41 (i)	594	605
3.65%, 05/01/41 (i)	500	521
5.00%, 07/15/41, TBA (g)	4,700	4,994

		261,005
Government National Mortgage Association - 7.1%
Government National Mortgage Association
5.50%, 01/15/24 - 07/15/40	11,685	12,894
4.00%, 08/15/24 - 06/15/41	14,043	14,384
3.50%, 12/15/25 - 01/20/41	740	741
8.00%, 04/15/30	9	10
8.50%, 06/15/30 - 12/15/30	6	7
6.50%, 01/15/32 - 10/15/38	2,064	2,348
6.00%, 05/15/32 - 12/20/40	8,505	9,487
5.00%, 03/15/33 - 01/20/41	25,938	28,194
7.00%, 11/15/36	113	131
4.50%, 03/15/38 - 03/20/41	33,731	35,696
3.50%, 07/20/40 - 03/20/41 (i)	866	907
2.50%, 11/20/40 - 12/20/40 (i)	986	1,008
3.00%, 01/20/41 - 02/20/41 (i)	1,481	1,530
4.00%, 07/15/41, TBA (g)	1,000	1,019
4.50%, 07/15/41, TBA (g)	3,000	3,166
5.00%, 07/15/41, TBA (g)	2,000	2,166

		113,688

Total Government and Agency Obligations (cost $1,160,046)		1,186,710

SHORT TERM INVESTMENTS - 8.4%

Investment Company - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	38,682	38,682

Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	92,934	92,934
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	2,059	2,006

		94,940

Total Short Term Investments (cost $133,675)		133,622

Total Investments - 107.6% (cost $1,671,869)		1,713,268
Other Assets and Liabilities, Net - (7.6%)		(121,406)

Total Net Assets - 100.0%		$1,591,862

JNL/Mellon Capital Management Global Alpha Fund

SHORT TERM INVESTMENTS - 100.0%

Commercial Paper - 17.0%
Bank of America Corp., 0.11%, 07/05/11	$6,000	$6,000
Bank of Nova Scotia
0.10%, 07/15/11	6,000	6,000
0.10%, 07/25/11	4,500	4,500
Canadian Wheat Board, 0.04%, 07/11/11	4,500	4,500

	Shares/Par (p)	Value
Citigroup Funding Inc., 0.14%, 07/08/11	6,000	6,000
General Electric Co., 0.09%, 07/01/11	5,000	5,000
JPMorgan Chase & Co., 0.05%, 07/25/11	10,000	9,999
LMA Americas LLC, 0.16%, 07/13/11	6,000	5,999
Nestle Finance France SA, 0.06%, 07/18/11	10,000	10,000
Swedbank AB, 0.12%, 07/11/11	6,000	6,000
Toyota Motor Credit Corp.
0.12%, 07/08/11	8,000	8,000
0.12%, 07/15/11	4,000	4,000
Union Bank NA, 0.10%, 07/11/11	12,000	11,999

		87,997

Federal Home Loan Bank - 16.5% (w)
Federal Home Loan Bank
0.04%, 07/13/11	8,000	8,000
0.01%, 07/20/11	1,000	1,000
0.02%, 08/26/11 - 09/15/11	68,800	68,796
0.03%, 08/31/11	8,000	8,000

		85,796

Federal Home Loan Mortgage Corp. - 16.8% (w)
Federal Home Loan Mortgage Corp.
0.05%, 07/08/11 - 08/10/11	41,600	41,600
0.03%, 07/11/11 - 09/06/11	23,800	23,799
0.06%, 08/08/11	12,000	11,999
0.04%, 09/19/11	9,700	9,700

		87,098

Federal National Mortgage Association - 17.4% (w)
Federal National Mortgage Association
0.02%, 07/18/11 - 09/07/11	66,000	65,998
0.05%, 08/03/11	23,999	23,998

		89,996

Investment Company - 2.5%
JNL Money Market Fund, 0.01% (a) (h)	12,871	12,871

Treasury Securities - 29.8%
U.S. Treasury Bill
0.02%, 07/14/11	$10,000	10,000
0.02%, 08/04/11	20,630	20,629
0.18%, 08/11/11	52,000	52,000
0.01%, 08/25/11	48,720	48,719
0.04%, 09/22/11 (o)	23,035	23,034

		154,382

Total Short Term Investments (cost $518,140)		518,140

Total Investments - 100.0% (cost $518,140)		518,140
Other Assets and Liabilities, Net - (0.0% )		(129)

Total Net Assets - 100.0%		$518,011

JNL/Oppenheimer Global Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	27.7%
Consumer Discretionary	17.3
Financials	16.0
Industrials	13.1
Health Care	9.4
Consumer Staples	7.4
Energy	3.8
Telecommunication Services	1.4
Utilities	0.8
Materials	0.7

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Short Term Investments	2.4

Total Investments	100.0%

COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 15.8%
Bayerische Motoren Werke AG	15	$1,492
Carnival Corp.	230	8,661
Grupo Televisa SA - ADR	287	7,048
Inditex SA	101	9,214
LVMH Moet Hennessy Louis Vuitton SA	59	10,670
McDonald’s Corp.	120	10,100
Sony Corp.	271	7,129
Tiffany & Co.	131	10,307
Tod’s SpA	50	6,629
Walt Disney Co.	241	9,403
Other Securities		14,899

		95,552

CONSUMER STAPLES - 7.4%
Cia de Bebidas das Americas - ADR (e)	195	6,589
Colgate-Palmolive Co.	100	8,781
Fomento Economico Mexicano SAB de CV (e)	1,212	8,056
Nestle SA	110	6,865
Unilever Plc	237	7,645
Other Securities		6,915

		44,851

ENERGY - 3.8%
Technip SA (e)	86	9,219
Total SA	112	6,499
Transocean Ltd.	93	6,001
Other Securities		1,551

		23,270

FINANCIALS - 16.1%
Allianz SE	66	9,246
Banco Bilbao Vizcaya Argentaria SA	618	7,251
Credit Suisse Group AG (c)	311	12,088
Dai-Ichi Life Insurance Co. Ltd.	4	6,175
Goldman Sachs Group Inc.	50	6,589
HSBC Holdings Plc	634	6,282
Investor AB - Class B	289	6,626
UBS AG (c)	457	8,328
Other Securities		34,744

		97,329

HEALTH CARE - 9.5%
Aetna Inc.	216	9,544
Bayer AG	74	5,945
WellPoint Inc.	127	10,039
Zimmer Holdings Inc. (c)	113	7,145
Other Securities		24,794

		57,467

INDUSTRIALS - 13.2%
3M Co.	81	7,722
Assa Abloy AB	310	8,336
European Aeronautic Defence & Space Co. NV	297	9,953
Koninklijke Philips Electronics NV	248	6,368
Siemens AG	134	18,333
Other Securities		29,335

		80,047

INFORMATION TECHNOLOGY - 27.8%
Adobe Systems Inc. (c)	227	7,127
Altera Corp.	293	13,574
Automatic Data Processing Inc.	119	6,283
eBay Inc. (c)	527	17,015
Infosys Technologies Ltd.	116	7,521

	Shares/Par (p)	Value
Intuit Inc. (c)	206	10,700
Juniper Networks Inc. (c)	240	7,551
Keyence Corp.	20	5,735
Maxim Integrated Products Inc.	302	7,720
Microsoft Corp.	310	8,054
Murata Manufacturing Co. Ltd.	113	7,529
SAP AG	194	11,740
Taiwan Semiconductor Manufacturing Co. Ltd.	2,386	5,997
Telefonaktiebolaget LM Ericsson	1,919	27,663
Other Securities		24,411

		168,620

MATERIALS - 0.7%
Other Securities		4,499

TELECOMMUNICATION SERVICES - 1.4%
KDDI Corp.	1	7,139
Other Securities		1,373

		8,512

UTILITIES - 0.8%
Other Securities		4,801

Total Common Stocks (cost $522,089)		584,948

PREFERRED STOCKS - 1.6%

CONSUMER DISCRETIONARY - 1.6%
Bayerische Motoren Werke AG	150	9,507

Total Preferred Stocks (cost $6,410)		9,507

SHORT TERM INVESTMENTS - 2.4%

Investment Company - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	8,090	8,090

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	6,033	6,033
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	440	428

		6,461

Total Short Term Investments (cost $14,563)		14,551

Total Investments - 100.5% (cost $543,062)		609,006
Other Assets and Liabilities, Net - (0.5%)		(2,761)

Total Net Assets - 100.0%		$606,245

JNL/PAM Asia ex-Japan Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	32.5%
Information Technology	19.4
Industrials	11.4
Materials	9.1
Energy	8.9
Telecommunication Services	4.6
Consumer Staples	4.5
Utilities	3.1
Consumer Discretionary	2.1
Health Care	1.6
Short Term Investments	2.8

Total Investments	100.0%

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 2.1%
Hankook Tire Co. Ltd.	33	$1,404
Other Securities		1,596

		3,000

CONSUMER STAPLES - 4.5%
E-Mart Co. Ltd. (c)	7	1,506
Hengan International Group Co. Ltd.	325	2,911
Other Securities		1,921

		6,338

ENERGY - 8.9%
Banpu Public Co. Ltd.	81	1,896
Cairn India Ltd. (c)	268	1,868
China Petroleum & Chemical Corp.	1,338	1,346
China Shenhua Energy Co. Ltd.	379	1,805
CNOOC Ltd.	1,835	4,282
GS Holdings Corp.	18	1,311

		12,508

FINANCIALS - 32.6%
AIA Group Ltd. (c)	460	1,593
AMMB Holdings Bhd	740	1,595
Bangkok Bank PCL	333	1,718
Bank of China Ltd.	8,586	4,182
China Construction Bank Corp.	3,125	2,590
China Pacific Insurance Group Co. Ltd.	912	3,779
DBS Group Holdings Ltd.	286	3,418
Global Logistic Properties Ltd. (c)	726	1,218
Hana Financial Group Inc.	51	1,778
Hang Seng Bank Ltd.	101	1,612
Henderson Land Development Co. Ltd.	414	2,668
ICICI Bank Ltd.	83	2,022
Mahindra & Mahindra Financial Services Ltd.	88	1,232
Perennial China Retail Trust (c)	2,734	1,369
PT Bank Rakyat Indonesia	4,142	3,139
Samsung Fire & Marine Insurance Co. Ltd.	16	3,719
Wharf Holdings Ltd.	182	1,263
Other Securities		6,952

		45,847

HEALTH CARE - 1.6%
Ranbaxy Laboratories Ltd.	189	2,288

INDUSTRIALS - 11.4%
Hutchison Whampoa Ltd.	293	3,163
Hyundai Engineering & Construction Co. Ltd.	50	4,062
SembCorp Industries Ltd.	746	3,031
Tata Motors Ltd.	129	1,561
Other Securities		4,208

		16,025

INFORMATION TECHNOLOGY - 19.4%
AAC Acoustic Technologies Holdings Inc.	1,518	3,535
Chimei Innolux Corp. (c)	3,390	2,419
Hon Hai Precision Industry Co. Ltd.	1,270	4,356
Largan Precision Co. Ltd.	49	1,569
Mphasis Ltd.	157	1,523
Samsung Electronics Co. Ltd.	7	5,524
Shanda Games Ltd. - ADR (e)	256	1,669
Taiwan Semiconductor Manufacturing Co. Ltd.	1,397	3,511
Wistron Corp.	1,202	2,135
Other Securities		1,112

		27,353

MATERIALS - 9.2%
China Resources Cement Holdings Ltd.	2,426	2,282
China Shanshui Cement Group Ltd.	1,528	1,765

	Shares/Par (p)	Value
Hindalco Industries Ltd.	329	1,329
Huabao International Holdings Ltd.	1,853	1,686
Taiwan Fertilizer Co. Ltd.	692	2,128
Xingda International Holdings Ltd.	2,587	2,523
Other Securities		1,194

		12,907

TELECOMMUNICATION SERVICES - 4.6%
Axiata Group Bhd	1,471	2,441
China Mobile Ltd.	155	1,430
Telekomunikasi Indonesia Tbk PT	1,595	1,367
Other Securities		1,317

		6,555

UTILITIES - 3.1%
Korea Electric Power Corp. (c)	130	3,450
Other Securities		963

		4,413

Total Common Stocks (cost $128,544)		137,234

SHORT TERM INVESTMENTS - 2.8%

Investment Company - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	2	3,192

Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	695	695
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	21	21

		716

Total Short Term Investments (cost $3,908)		3,908

Total Investments - 100.2% (cost $132,452)		141,142
Other Assets and Liabilities, Net - (0.2%)		(318)

Total Net Assets - 100.0%		$140,824

JNL/PAM China-India Fund

Sector Weightings:	Percentage of Total Investments
Financials	32.6%
Energy	13.8
Information Technology	11.4
Materials	8.4
Consumer Discretionary	8.0
Telecommunication Services	5.9
Consumer Staples	3.3
Health Care	2.8
Industrials	2.6
Utilities	2.3
Short Term Investments	8.9

Total Investments	100.0%

COMMON STOCKS - 95.8%

CONSUMER DISCRETIONARY - 8.4%
BYD Co. Ltd. (c) (e)	824	$2,662
Focus Media Holding Ltd. - ADR (c) (e)	433	13,479
GOME Electrical Appliances Holdings Ltd. (e)	9,008	3,600
Mahindra & Mahindra Ltd.	445	6,982
Sun TV Network Ltd.	565	4,388

		31,111

CONSUMER STAPLES - 3.4%
Colgate-Palmolive India Ltd.	325	7,139

See accompanying Notes to the Financial Statements.

59

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
ITC Ltd.	1,219	5,535

		12,674

ENERGY - 14.5%
China Petroleum & Chemical Corp.	9,324	9,382
China Shenhua Energy Co. Ltd.	1,886	8,992
CNOOC Ltd.	5,693	13,285
Oil India Ltd.	171	4,977
Reliance Industries Ltd.	842	16,914

		53,550

FINANCIALS - 34.3%
Bank of Baroda	265	5,182
Bank of China Ltd.	58,296	28,393
China Pacific Insurance Group Co. Ltd.	2,241	9,289
Evergrande Real Estate Group Ltd. (e)	17,944	11,691
Franshion Properties China Ltd. (e)	13,910	3,539
HDFC Bank Ltd.	135	7,623
ICICI Bank Ltd.	665	16,290
Industrial & Commercial Bank of China	20,996	15,946
Infrastructure Development Finance Co. Ltd.	646	1,896
LIC Housing Finances Ltd.	1,341	7,292
Mahindra & Mahindra Financial Services Ltd.	507	7,117
Ping an Insurance Group Co. of China Ltd.	582	6,009
Rural Electrification Corp. Ltd.	998	4,371
Sino-Ocean Land Holdings Ltd. (e)	4,107	2,090

		126,728

HEALTH CARE - 2.9%
Dr. Reddy’s Laboratories Ltd.	316	10,832

INDUSTRIALS - 2.7%
Mundra Port and Special Economic Zone Ltd.	496	1,796
Sinotrans Shipping Ltd. (e)	5,125	1,515
Tata Motors Ltd.	154	3,434
Tata Motors Ltd. - Class A	282	3,417

		10,162

INFORMATION TECHNOLOGY - 12.0%
AAC Acoustic Technologies Holdings Inc.	1,038	2,417
Infosys Technologies Ltd.	336	21,852
Mphasis Ltd.	470	4,570
OnMobile Global Ltd. (c)	577	1,399
Sohu.com Inc. (c)	137	9,879
Travelsky Technology Ltd.	6,518	4,104

		44,221

MATERIALS - 8.9%
China Resources Cement Holdings Ltd.	9,534	8,968
Fosun International Ltd.	4,862	3,705
Hindalco Industries Ltd.	2,090	8,441
Huabao International Holdings Ltd.	4,018	3,656
Sterlite Industries India Ltd.	497	1,871
Xingda International Holdings Ltd.	6,274	6,119

		32,760

TELECOMMUNICATION SERVICES - 6.3%
China Mobile Ltd.	791	7,319
China Unicom Hong Kong Ltd.	7,847	15,811

		23,130

UTILITIES - 2.4%
China Resources Power Holdings Co. Ltd.	1,896	3,699
GAIL India Ltd.	523	5,166

		8,865

Total Common Stocks (cost $324,294)		354,033

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 9.4%

Investment Company - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	10,399	10,399

Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	24,163	24,163
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	25	24

		24,187

Total Short Term Investments (cost $34,587)		34,586

Total Investments - 105.2% (cost $358,881)		388,619
Other Assets and Liabilities, Net - (5.2%)		(19,091)

Total Net Assets - 100.0%		$369,528

JNL/PIMCO Real Return Fund

Sector Weightings:	Percentage of Total Investments
Government Securities	60.3%
Financials	19.0
Non-U.S. Government Agency ABS	10.1
U.S. Government Agency MBS	1.3
Consumer Staples	0.6
Energy	0.6
Consumer Discretionary	0.6
Health Care	0.3
Telecommunication Services	0.3
Materials	0.2
Information Technology	0.2
Utilities	0.1
Industrials	0.0
Short Term Investments	6.4

Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 14.9%
ACE Securities Corp. REMIC, 0.28%, 06/25/37 (i)	$54	$53
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/40 (i) (r)	3,566	3,672
American Home Mortgage Assets REMIC, 0.38%, 09/25/46 (i)	4,728	2,501
American Money Management Corp., 0.48%, 05/03/18 (i) (r)	500	489
Aquilae CLO Plc, 1.47%, 01/17/23 (i), EUR	2,366	3,215
ARES CLO Funds, 0.48%, 03/12/18 (i) (r)	1,278	1,248
Arran Residential Mortgages Funding Plc
2.62%, 05/16/47 (i), EUR	702	1,018
2.62%, 11/19/47 (i) (r), EUR	9,300	13,489
2.87%, 11/19/47 (i) (r), EUR	18,700	27,123
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	2,000	2,199
0.36%, 06/10/49 (i) (r)	343	331
5.62%, 06/10/49 (i)	343	353
Banc of America Large Loan Inc. REMIC
1.94%, 11/15/13 (i) (r)	15,215	14,116
5.67%, 07/17/17 (i) (r)	600	656
5.69%, 06/24/50 (i) (r)	1,100	1,207
Banc of America Large Loans Inc. REMIC, 0.70%, 08/15/29 (i) (r)	950	876
Banc of America Mortgage Securities Inc. REMIC, 2.87%, 06/25/35 (i)	356	303

See accompanying Notes to the Financial Statements.

60

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
BCAP LLC
5.92%, 03/25/37 (f) (r)	1,600	1,254
5.25%, 08/25/37 (f)	6,200	6,148
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.61%, 05/25/33 (i)	83	82
2.86%, 02/25/34 (i)	604	551
3.58%, 11/25/34 (i)	624	597
3.11%, 01/25/35 (i)	1,174	1,046
5.02%, 01/25/35 (i)	412	370
2.73%, 03/25/35 (i)	96	90
2.77%, 03/25/35 (i)	696	541
2.34%, 08/25/35 (i)	104	98
2.40%, 08/25/35 (i)	179	165
Bear Stearns Alt-A Trust REMIC
2.65%, 01/25/36 (i)	904	479
2.79%, 08/25/36 (i)	361	176
Bear Stearns Asset Backed Securities Trust REMIC, 1.19%, 08/25/37 (i)	1,022	630
Bear Stearns Structured Products Inc. REMIC
3.19%, 01/26/36 (i)	990	630
5.03%, 12/26/46 (i)	1,008	668
Capital Auto Receivables Asset Trust, 1.64%, 10/15/12 (i)	2,439	2,443
Chase Mortgage Finance Corp. REMIC, 2.79%, 02/25/37 (i)	206	185
Chevy Chase Mortgage Funding Corp. REMIC, 0.32%, 05/25/48 (i) (r)	945	401
Citibank Omni Master Trust
2.29%, 05/16/16 (e) (i) (r)	9,000	9,108
2.94%, 08/15/18 (i) (r)	4,400	4,626
Citigroup Mortgage Loan Trust Inc. REMIC
2.37%, 08/25/35 (i)	119	113
2.45%, 08/25/35 (i)	162	140
2.87%, 08/25/35 (i)	833	420
0.27%, 01/25/37 (i)	207	151
0.25%, 05/25/37 (i)	275	264
5.66%, 09/25/37 (i)	2,735	1,833
0.25%, 08/25/45 (i)	522	427
College Loan Corp. Trust, 0.52%, 01/25/24 (i)	800	804
Commercial Mortgage Pass Through Certificates REMIC, 3.16%, 11/10/15 (r)	1,679	1,691
Conseco Finance Securitizations Corp., 6.68%, 07/01/31	71	76
Countrywide Alternative Loan Trust REMIC, 0.36%, 05/25/47 (i)	8,328	5,475
Countrywide Asset-Backed Certificates REMIC
0.44%, 10/25/34 (i)	215	189
0.37%, 12/25/34 (i)	3,653	3,136
0.37%, 09/25/36 (i)	580	476
0.29%, 09/25/37 (i)	195	191
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.92%, 08/25/34 (i)	515	383
4.94%, 11/20/34 (i)	466	433
3.04%, 04/20/35 (i)	588	549
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 11/15/16 (r)	1,000	1,077
5.86%, 02/25/37 (i)	1,093	562
5.47%, 09/19/39 (r)	1,400	1,524
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.31%, 07/25/37 (i) (r)	322	298
CS First Boston Mortgage Securities Corp. REMIC, 2.50%, 04/25/34 (i)	637	601
Cumberland CLO Ltd., 0.52%, 11/10/19 (i) (r)	3,077	2,957
DBUBS Mortgage Trust, 3.39%, 07/10/44	16,500	16,533

	Shares/Par (p)	Value
Deutsche Mortgage Securities Inc., 1.44%, 06/25/47 (i) (r)	734	733
Duane Street CLO, 0.52%, 11/08/17 (i) (r)	970	938
First CLO Ltd., 0.62%, 12/14/16	1,011	985
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 0.24%, 11/25/36 (i)	33	33
First NLC Trust REMIC, 0.26%, 08/25/37 (i) (r)	493	268
Ford Credit Auto Owner Trust, 2.69%, 05/15/13 (i)	3,619	3,644
Fosse Master Issuer Plc REMIC, 1.62%, 10/18/54 (i) (r)	8,100	8,089
Gallatin Funding Ltd., 0.51%, 08/15/17 (i) (r)	1,200	1,151
GE Capital Commercial Mortgage Corp. REMIC, 4.71%, 05/10/43	73	73
GMAC Commercial Mortgage Securities Inc. REMIC, 5.24%, 11/10/45 (i)	2,000	2,158
Granite Master Issuer Plc
0.23%, 12/20/54 (i)	1,130	1,070
0.28%, 12/20/54 (i)	245	233
0.29%, 12/20/54 (i)	343	326
Granite Mortgages Plc, 1.02%, 09/20/44 (i), GBP	1,078	1,664
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (e)	4,000	4,291
GS Mortgage Securities Corp. REMIC, 4.59%, 08/12/43 (r)	4,300	4,323
GS Mortgage Securities Corp. II
1.14%, 03/06/20 (i) (r)	407	402
1.32%, 03/06/20 (i) (r)	3,100	3,043
GSR Mortgage Loan Trust REMIC, 3.04%, 01/25/35 (i)	513	455
Harborview Mortgage Loan Trust REMIC, 2.73%, 04/19/34 (i)	714	696
Harvest CLO SA, 2.00%, 03/29/17 (i), EUR	362	502
Hillmark Funding, 0.51%, 05/21/21 (i) (r)	9,000	8,346
Holmes Master Issuer Plc, 2.68%, 10/15/54 (i), EUR	9,600	13,960
HSBC Home Equity Loan Trust REMIC
0.34%, 03/20/36 (i)	1,680	1,543
5.91%, 03/20/36 (i)	—	—
HSI Asset Securitization Corp. REMIC, 0.25%, 05/25/37 (i)	95	93
IndyMac Index Mortgage Loan Trust REMIC
2.69%, 03/25/35 (i)	1,120	1,003
5.07%, 11/25/35 (i)	1,544	1,292
IndyMac Residential Asset Backed Trust REMIC, 0.32%, 04/25/37 (i)	64	64
JP Morgan Mortgage Trust REMIC
3.08%, 08/25/35 (i)	796	645
3.14%, 08/25/35 (i)	572	478
5.43%, 09/25/35 (i)	210	196
5.42%, 07/27/37 (r)	1,290	1,084
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 2.97%, 07/25/35 (i)	507	479
Katonah Ltd., 0.57%, 09/20/16 (i) (r)	2,653	2,588
Landmark CDO Ltd., 0.55%, 06/01/17 (i) (r)	4,534	4,382
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	6,682
Lehman Brothers Mortgage Loan Trust REMIC, 0.28%, 06/25/37 (i) (r)	442	148
MAGI Advisors LLC, 1.83%, 04/11/21 (r), EUR	1,487	2,013
MASTR Adjustable Rate Mortgages Trust REMIC, 2.45%, 12/25/33 (i)	1,203	1,111
MASTR Asset Backed Securities Trust REMIC, 0.27%, 05/25/37 (i)	203	194
Merrill Lynch First Franklin Mortgage Loan Trust REMIC, 0.25%, 07/25/37 (i)	65	64

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Merrill Lynch Mortgage Investors Inc. REMIC
2.30%, 02/25/33 (i)	274	253
2.55%, 02/25/34 (i)	559	533
MLCC Mortgage Investors Inc. REMIC, 4.25%, 10/25/35 (i)	748	620
Morgan Stanley Capital I REMIC, 0.25%, 05/25/37 (i)	266	229
Nationstar Home Equity Loan Trust REMIC, 0.25%, 06/25/37 (i)	158	156
Nautique Funding Ltd., 0.53%, 04/15/20 (i) (r)	481	452
Navigare Funding CLO Ltd., 0.52%, 05/20/19 (i) (r)	500	487
Navigator CDO Ltd., 1.11%, 11/15/15 (i) (r)	226	226
NCUA Guaranteed Notes REMIC
0.64%, 10/07/20 (i)	4,016	4,024
0.75%, 12/08/20 (i)	4,672	4,698
Nelnet Student Loan Trust, 0.97%, 07/25/18 (i)	938	943
New York Life Investment Management Flatiron CLO Ltd., 0.49%, 08/08/20 (i) (r)	500	473
Penta CLO SA, 1.93%, 06/04/24 (i), EUR	2,614	3,466
Permanent Master Issuer Plc, 2.62%, 07/15/42 (i) (r), EUR	900	1,306
Provident Funding Mortgage Loan Trust REMIC, 2.70%, 08/25/33 (i)	421	396
RBSCF Trust REMIC, 6.21%, 08/16/17 (i) (r)	1,700	1,859
Residential Asset Securities Corp. REMIC, 0.30%, 02/25/30 (i)	75	74
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	212	216
Sequoia Mortgage Trust REMIC, 0.39%, 07/20/36 (i)	1,834	1,439
SLM Student Loan Trust
4.50%, 12/15/16 (i) (r)	5,981	5,763
0.72%, 01/25/17 (i)	3,100	3,105
0.38%, 04/25/17 (i)	200	200
1.84%, 12/15/17 (i) (r)	1,955	1,968
1.77%, 04/25/23 (i)	9,063	9,355
1.43%, 10/25/23 (i), EUR	2,700	3,691
2.35%, 04/15/39 (i) (r)	4,033	4,044
REMIC, 0.31%, 04/25/19 (i)	6,300	6,096
REMIC, 6.19%, 07/15/42 (i) (r)	4,940	4,703
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.58%, 02/25/34 (i)	905	849
5.50%, 12/25/34 (i)	1,181	1,089
Structured Asset Mortgage Investments Inc. REMIC, 0.52%, 10/19/34 (i)	44	39
Structured Asset Securities Corp. REMIC, 0.33%, 05/25/47 (i)	1,900	1,343
Swan 2010-1, 6.13%, 04/25/41, AUD	709	762
Symphony CLO Ltd., 0.50%, 05/15/19 (i) (r)	2,200	2,084
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	485	108
Thornburg Mortgage Securities Trust REMIC
0.29%, 03/25/37 (i)	1,503	1,444
0.29%, 03/25/37 (i)	753	734
Vornado DP LLC, 4.00%, 09/13/20 (r)	4,600	4,480
Wachovia Bank Commercial Mortgage Trust REMIC
0.27%, 06/15/20 (i) (r)	985	893
0.28%, 09/15/21 (i) (r)	3,823	3,687
5.09%, 08/15/41 (i)	1,000	1,070
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 5.18%, 12/25/35 (i)	489	454
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.25%, 03/25/33 (i)	171	163

	Shares/Par (p)	Value
2.58%, 06/25/33 (i)	566	558
2.78%, 09/25/33 (i)	607	594
5.52%, 08/25/35 (i)	551	481
1.28%, 08/25/46 (i)	1,559	1,021
1.05%, 05/25/47 (i)	741	494
Wells Fargo Mortgage Backed Securities Trust REMIC
4.98%, 12/25/34 (i)	595	566
2.77%, 04/25/36 (i)	2,108	1,729
Wind River CLO Ltd., 0.58%, 12/19/16 (i) (r)	769	743
Wood Street CLO BV, 1.76%, 03/29/21 (i) (r), EUR	591	817

Total Non-U.S. Government Agency Asset- Backed Securities (cost $313,897)		311,859

CORPORATE BONDS AND NOTES - 32.4%

CONSUMER DISCRETIONARY - 0.8%
Macy’s Retail Holdings Inc., 7.45%, 07/15/17	400	473
Videotron Ltee, 6.88%, 01/15/14	1,400	1,416
Volkswagen International Finance NV, 0.70%, 10/01/12 (i) (r)	15,500	15,540

		17,429
CONSUMER STAPLES - 0.9%
Wesfarmers Ltd., 2.98%, 05/18/16 (q)	18,700	18,755
ENERGY - 0.9%
Gaz Capital SA, 7.34%, 04/11/13 (r)	300	327
Gazprom Via Gaz Capital SA, 5.09%, 11/29/15 (e) (r)	1,600	1,669
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16 (e)	5,000	5,206
Petrobras International Finance Co., 3.88%, 01/27/16	8,200	8,350
Petroleos Mexicanos
5.50%, 01/21/21 (e)	1,200	1,258
6.50%, 06/02/41 (q)	1,500	1,522

		18,332
FINANCIALS - 28.1%
ABN Amro Bank NV, 2.04%, 01/30/14 (i) (r)	8,600	8,779
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (e) (r)	4,000	4,198
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	9,800	9,594
Ally Financial Inc.
6.88%, 09/15/11 (e)	1,200	1,209
3.47%, 02/11/14 (i)	11,800	11,595
3.65%, 06/20/14 (i)	700	684
8.30%, 02/12/15	1,500	1,676
American Express Bank FSB, 0.32%, 05/29/12 (i)	800	798
American Express Credit Corp., 0.31%, 02/24/12 (i)	1,700	1,698
American International Group Inc.
0.39%, 10/18/11 (i)	1,000	995
5.05%, 10/01/15	1,200	1,253
5.85%, 01/16/18	1,100	1,151
8.25%, 08/15/18	1,000	1,149
8.18%, 05/15/58 (i)	4,700	5,135
ANZ National International Ltd.
6.20%, 07/19/13 (r)	2,000	2,180
0.70%, 08/19/14 (i) (r)	2,000	2,012
Australia & New Zealand Banking Group Ltd., 0.53%, 06/18/12 (i) (r)	5,000	5,005
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (r)	3,900	3,963

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Banco Santander Brazil SA
0.00%,12/28/11 (j) (q)	600	594
2.35%, 03/18/14 (i) (r)	4,900	4,925
Bank of America Corp., 5.38%, 06/15/14	600	642
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	5,500	5,698
Barclays Bank Plc
7.43% (callable at 100 beginning 12/15/17) (e) (m) (r)	200	204
6.05%, 12/04/17 (e) (r)	2,000	2,118
BBVA Bancomer SA, 6.50%, 03/10/21 (e) (r)	6,300	6,426
BPCE SA, 2.38%, 10/04/13 (e) (r)	2,700	2,744
Citibank NA, 1.38%, 08/10/11	11,100	11,115
Citigroup Inc.
5.25%, 02/27/12	1,300	1,338
5.30%, 10/17/12	1,000	1,050
1.11%, 02/15/13 (i)	29,100	28,986
5.50%, 04/11/13	1,200	1,274
7.38%, 06/16/14, EUR	3,600	5,740
0.55%, 11/05/14 (i)	800	764
Commonwealth Bank of Australia
0.67%, 07/12/13 (i) (r)	14,700	14,692
0.75%, 06/25/14 (e) (i) (r)	3,800	3,827
0.53%, 09/17/14 (i) (r)	3,800	3,803
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	7,000	7,302
Credit Suisse New York, 1.21%, 01/14/14 (i)	34,100	34,236
DanFin Funding Ltd., 0.98%, 07/16/13 (i) (r)	5,800	5,798
Dexia Credit Local
0.90%, 09/23/11 (i) (r)	1,300	1,301
0.65%, 03/05/13 (i) (r)	3,100	3,091
0.75%, 04/29/14 (i) (r)	18,700	18,628
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	800	818
Ford Motor Credit Co. LLC
7.25%, 10/25/11	3,150	3,197
7.80%, 06/01/12	4,350	4,549
7.50%, 08/01/12	3,300	3,453
7.00%, 10/01/13	3,800	4,061
8.00%, 06/01/14	900	987
General Electric Capital Corp.
0.25%, 09/21/12 (i)	15,200	15,216
0.25%, 12/21/12 (e) (i)	34,600	34,628
Goldman Sachs Group Inc., 1.72%, 11/15/14 (i), EUR	3,200	4,499
HSBC Finance Corp.
0.62%, 07/19/12 (i)	1,200	1,199
1.81%, 04/05/13 (i), EUR	2,600	3,725
ING Bank NV
0.88%, 01/13/12 (i) (r)	7,700	7,713
1.60%, 10/18/13 (e) (i) (r)	4,100	4,134
1.65%, 06/09/14 (i) (q)	19,500	19,561
International Lease Finance Corp.
0.63%, 07/01/11 (i)	2,000	2,000
6.38%, 03/25/13	700	721
5.63%, 09/20/13	1,100	1,117
6.63%, 11/15/13	500	518
6.50%, 09/01/14 (r)	1,000	1,060
6.75%, 09/01/16 (r)	900	959
7.13%, 09/01/18 (r)	1,700	1,819
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	5,300	5,418
Lehman Brothers Holdings Inc.
6.20%, 09/26/14 (c) (d)	200	53
6.88%, 05/02/18 (c) (d)	1,200	323
7.00%, 09/27/27 (c) (d)	100	26
Macquarie Bank Ltd.
2.60%, 01/20/12 (r)	900	911
4.10%, 12/17/13	27,200	29,257
Magnolia Funding Ltd., 3.00%, 04/20/17 (r), EUR	615	890

	Shares/Par (p)	Value
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	1,000	1,099
Merrill Lynch & Co. Inc.
0.48%, 06/05/12 (i)	1,000	998
6.05%, 08/15/12	16,100	16,949
2.28%, 09/27/12 (i), EUR	600	852
1.62%, 01/31/14 (i), EUR	2,200	3,116
5.45%, 07/15/14 (e)	200	215
Metropolitan Life Global Funding I, 1.37%, 09/17/12 (i) (r)	1,100	1,111
Morgan Stanley
1.10%, 12/01/11 (i)	2,000	2,008
1.76%, 03/01/13 (i), EUR	2,100	3,007
2.76%, 05/14/13 (i)	2,600	2,670
1.73%, 11/29/13 (i), EUR	6,300	8,898
0.55%, 01/09/14 (e) (i)	5,300	5,167
0.73%, 10/15/15 (i)	1,000	947
0.73%, 10/18/16 (e) (i)	1,000	921
National Australia Bank Ltd.
5.35%, 06/12/13 (r)	1,700	1,823
0.75%, 07/08/14 (i) (r)	1,900	1,918
New York Life Global Funding, 4.65%, 05/09/13 (r)	1,800	1,926
NIBC Bank NV, 2.80%, 12/02/14 (r)	15,100	15,720
Nordea Bank AB, 1.15%, 01/14/14 (i) (r)	16,600	16,600
Pacific Life Global Funding, 5.15%, 04/15/13 (r)	500	532
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,101
Racers Trust, 0.48%, 07/25/17 (f) (i)	991	971
Royal Bank of Scotland Group Plc, 0.51%, 03/30/12 (i) (r)	18,800	18,822
Royal Bank of Scotland Plc
1.45%, 10/20/11 (r)	15,300	15,350
3.00%, 12/09/11 (r)	1,600	1,618
1.20%, 04/23/12 (i)	400	402
2.68%, 08/23/13 (i)	19,700	20,206
Santander US Debt SA Unipersonal, 1.05%, 03/30/12 (i) (r)	12,700	12,701
SLM Corp.
0.50%, 10/25/11 (i)	1,400	1,393
5.38%, 01/15/13	400	411
5.05%, 11/14/14	600	600
Svenska Handelsbanken AB, 1.25%, 09/14/12 (e) (i) (r)	4,300	4,339
TransCapitalInvest Ltd., 7.70%, 08/07/13 (r)	1,500	1,665
Turkiye Garanti Bankasi AS, 2.77%, 04/20/16 (i) (q)	1,100	1,092
UBS AG Stamford
1.36%, 02/23/12 (i)	4,000	4,026
2.25%, 08/12/13	7,100	7,222
Wachovia Bank NA, 0.65%, 11/03/14 (i)	500	492
Wachovia Corp., 1.57%, 02/13/14 (i), EUR	3,200	4,546
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,300	1,404
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	800	816
Westpac Banking Corp.
0.98%, 03/31/14 (i) (r)	10,100	10,111
3.59%, 08/14/14 (r)	4,400	4,686
0.53%, 09/10/14 (i) (r)	700	701
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	2,700	2,744

		586,078
HEALTH CARE - 0.5%
HCA Inc.
9.25%, 11/15/16	4,700	4,988
7.25%, 09/15/20 (e)	4,700	5,046

		10,034

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
INDUSTRIALS - 0.1%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,094
INFORMATION TECHNOLOGY - 0.2%
Seagate Technology Inc., 6.38%, 10/01/11 (e)	5,000	5,050
MATERIALS - 0.3%
Dow Chemical Co.
2.52%, 08/08/11 (i)	4,000	4,009
4.85%, 08/15/12	1,000	1,044
Rexam Plc, 6.75%, 06/01/13 (r)	700	761

		5,814
TELECOMMUNICATION SERVICES - 0.4%
TDC A/S, 3.50%, 02/23/15, EUR	3,200	4,685
Telefonica Emisiones SAU, 0.60%, 02/04/13 (i)	4,641	4,570

		9,255
UTILITIES - 0.2%
NRG Energy Inc. Term Loan, 2.51%, 05/05/18 (i)	5,000	5,001

Total Corporate Bonds and Notes (cost $666,410)		676,842

GOVERNMENT AND AGENCY OBLIGATIONS - 91.0%

GOVERNMENT SECURITIES - 89.1%
Federal Home Loan Mortgage Corp. - 1.5% (w)
Federal Home Loan Mortgage Corp., 0.15%, 03/21/13 (i)	31,300	31,280
Federal National Mortgage Association - 1.8% (w)
Federal National Mortgage Association
0.75%, 12/18/13	21,300	21,297
1.25%, 03/14/14	7,100	7,177
6.00%, 03/09/20	6,700	6,770
5.38%, 04/11/22	1,100	1,138
6.28%, 06/15/27	1,000	1,024

		37,406
Municipals - 0.4%
Illinois Student Assistance Commission, 0.75%, 04/25/17 (i)	1,137	1,137
North Carolina State Education Authority, 0.79%, 10/26/20	5,100	5,089
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	475	351
Tobacco Settlement Financing Corp., 4.75%, 06/01/34	1,000	692
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200	136

		7,405
Sovereign - 3.1%
Australia Government Bond
3.00%, 09/20/25, AUD	10,800	12,899
2.50%, 09/20/30, AUD	800	869
Canadian Government Bond, 2.75%, 09/01/16, CAD	6,500	6,856
Instituto de Credito Oficial, 3.28%, 03/25/14 (i) (q), EUR	12,800	18,444
Italy Certificati di Credito del Tesoro, 2.43%, 10/15/17 (i), EUR	5,700	7,943
New South Wales Treasury Corp., 2.75%, 11/20/25, AUD	6,100	7,030
Societe Financement de l’Economie Francaise
2.13%, 01/30/12 (e) (r)	400	404
0.48%, 07/16/12 (i) (r)	10,600	10,622

		65,067
Treasury Inflation Index Securities - 82.3%
Australian Government Treasury Inflation Indexed Bond, 4.00%, 08/20/20 (s), AUD	1,300	2,333

	Shares/Par (p)	Value
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 - 09/15/21 (n), EUR	28,965	39,960
2.35%, 09/15/19 (n), EUR	7,026	9,951
2.60%, 09/15/23 (n), EUR	5,160	7,227
U.S. Treasury Inflation Indexed Bond
3.38%, 01/15/12, TBA (g) (n) (o)	5,455	5,573
3.38%, 01/15/12, TBA (g) (n)	16,943	17,310
2.00%, 04/15/12 - 01/15/26 , TBA (g) (n) (o)	88,462	90,800
2.00%, 04/15/12 - 01/15/26 , TBA (g) (n)	71,288	77,866
3.00%, 07/15/12, TBA (g) (n)	38,055	39,708
1.88%, 07/15/13, TBA (g) (n)	60,158	63,918
1.63%, 01/15/15 - 01/15/18 , TBA (g) (n)	132,180	144,027
0.13%, 04/15/16 (n)	11,819	12,078
1.38%, 01/15/20, TBA (g) (n) (o)	65,346	70,073
2.38%, 01/15/27, TBA (g) (n)	108,583	123,819
1.75%, 01/15/28, TBA (g) (n) (o)	3,230	3,380
1.75%, 01/15/28, TBA (g) (n)	35,141	36,772
3.63%, 04/15/28, TBA (g) (n) (o)	74,673	98,329
2.50%, 01/15/29, TBA (g) (n)	49,369	57,337
3.88%, 04/15/29 - 04/15/29 , TBA (g) (n)	14,704	20,148
2.13%, 02/15/41, TBA (g) (n)	23,451	25,480
2.13%, 02/15/41, TBA (g) (n)	20,596	22,318
U.S. Treasury Inflation Indexed Note
3.38%, 01/15/12 (n)	44,838	45,809
2.00%, 04/15/12 - 01/15/26 (n)	161,376	171,753
3.00%, 07/15/12 (n)	12,071	12,595
0.63%, 04/15/13 (n) (o)	47,563	48,964
1.88%, 07/15/13 - 07/15/19 (n)	49,543	53,204
1.25%, 04/15/14 (n)	43,040	45,660
2.63%, 07/15/17 (n)	33,097	38,502
1.63%, 01/15/18 (n)	20,076	22,077
1.38%, 01/15/20 (n)	16,916	18,140
0.01%, 01/15/21 (n)	25,446	26,424
2.38%, 01/15/25 - 01/15/27 (n)	52,051	59,550
2.38%, 01/15/25, TBA (g) (n)	50,743	58,323
1.75%, 01/15/28 (n)	26,324	27,545
3.63%, 04/15/28 (n)	211	278
2.50%, 01/15/29 (n)	11,209	13,018
3.88%, 04/15/29 (n)	42,548	58,301
2.13%, 02/15/40 - 02/15/41 (n)	46,557	50,594

		1,719,144
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.9%
Federal Home Loan Mortgage Corp. - 0.5%
Federal Home Loan Mortgage Corp.
4.75%, 07/01/36 (i)	556	575
6.23%, 09/01/36 (i)	525	544
6.42%, 10/01/36 (i)	480	503
REMIC, 0.64%, 08/15/33 (i)	8,024	8,038
REMIC, 1.48%, 10/25/44 (i)	724	727
REMIC, 1.50%, 02/25/45 (i)	538	531

		10,918
Federal National Mortgage Association - 0.9%
Federal National Mortgage Association
4.50%, 04/01/23 - 04/01/24	8,757	9,310
2.41%, 11/01/35 (i)	159	165
5.63%, 03/01/36 (i)	335	360
5.82%, 06/01/36 (i)	128	139
REMIC, 5.00%, 02/25/17	101	102
REMIC, 0.99%, 02/25/36 (i)	443	443
REMIC, 0.25%, 07/25/37 (i)	514	508
REMIC, 0.87%, 02/25/41 (i)	8,239	8,287

		19,314

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

Shares/Par (p)		Value
Government National Mortgage Association - 0.4%
Government National Mortgage Association REMIC, 0.49%, 03/20/37 (i)	7,516	7,472
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,321	1,436

Total Government and Agency Obligations (cost $1,874,312)		1,899,442

PREFERRED STOCKS - 0.0%

FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1	530

Total Preferred Stocks (cost $500)		530

SHORT TERM INVESTMENTS - 9.5%
Certificates of Deposit - 3.2%
Banco Bradesco SA, 1.62%, 08/26/11 (q)	$11,600	11,596
Banco do Brasil NY, 1.31%, 11/15/11	3,300	3,312
Barclays Bank Plc, 1.35%, 12/16/11 (i)	11,800	11,852
BNP Paribas SF, 0.60%, 03/02/12 (i)	22,000	22,017
Itau Unibanco NY, 1.69%, 03/02/12	17,800	17,622

		66,399
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	46,247	46,247
Treasury Securities - 4.1%
Japan Treasury Bill, 0.00%, 08/01/11, JPY	6,710,000	83,341
U.S. Treasury Bill
0.04%, 08/18/11 (o)	$880	880
0.05%, 09/15/11 (o)	650	650

		84,871

Total Short Term Investments (cost $196,037)		197,517

Total Investments - 147.8% (cost $3,051,156)		3,086,190
Other Assets and Liabilities, Net - (47.8%) (o)		(997,891)

Total Net Assets - 100.0%		$2,088,299

JNL/PIMCO Total Return Bond Fund

Sector Weightings:	Percentage of Total Investments
Financials	22.2%
U.S. Government Agency MBS	20.6
Government Securities	13.4
Non-U.S. Government Agency ABS	6.3
Energy	2.1
Utilities	1.3
Information Technology	0.7
Materials	0.7
Telecommunication Services	0.6
Health Care	0.6
Consumer Staples	0.5
Industrials	0.4
Consumer Discretionary	0.2
Short Term Investments	30.4

Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 7.2%
Access Group Inc., 1.57%, 10/27/25 (i)	$6,596	$6,663

Shares/Par (p)		Value
American Home Mortgage Investment Trust REMIC, 2.40%, 02/25/45 (i)	345	305
Amortizing Residential Collateral Trust REMIC, 0.77%, 07/25/32 (i)	15	14
Arran Residential Mortgages Funding Plc
2.49%, 05/16/47, EUR	4,800	6,957
2.62%, 05/16/47 (i), EUR	1,579	2,290
Asset Backed Securities Corp. Home Equity REMIC, 0.46%, 09/25/34 (i)	294	265
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	2,000	2,213
5.62%, 06/10/49 (i)	2,830	3,045
Banc of America Funding Corp. REMIC, 2.78%, 05/25/35 (i)	467	450
Banc of America Large Loan Inc. REMIC, 1.94%, 11/15/13 (i) (r)	2,359	2,188
Banc of America Mortgage Securities Inc. REMIC
6.50%, 10/25/31	48	49
6.50%, 09/25/33	28	29
BCAP LLC
5.25%, 02/25/36	3,412	3,408
5.92%, 03/25/37 (f) (r)	500	392
5.25%, 05/25/37 (f) (r)	13,124	11,022
5.25%, 08/25/37 (f)	7,800	7,734
Bear Stearns Adjustable Rate Mortgage REMIC
3.28%, 11/25/30 (i)	3	3
2.77%, 02/25/33 (i)	13	11
5.68%, 02/25/33 (i)	12	12
2.73%, 04/25/33 (i)	73	70
3.07%, 01/25/34 (i)	285	273
Bear Stearns Adjustable Rate Mortgage Trust REMIC
3.03%, 11/25/34 (i)	1,398	1,140
3.58%, 11/25/34 (i)	401	384
2.73%, 03/25/35 (i)	3,338	3,126
Bear Stearns Alt-A Trust REMIC
2.65%, 05/25/35 (i)	666	523
2.92%, 09/25/35 (i)	422	306
Bear Stearns Asset Backed Securities Trust REMIC, 0.44%, 04/25/37 (i)	5,300	1,639
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.33%, 02/11/44	300	317
5.47%, 01/12/45 (i)	700	771
Bear Stearns Structured Products Inc. REMIC
3.19%, 01/26/36 (i)	1,237	788
5.03%, 12/26/46 (i)	693	459
Chase Issuance Trust, 1.75%, 09/15/15 (i)	12,800	13,186
Chase Mortgage Finance Corp. REMIC, 5.39%, 12/25/35 (i)	6,830	6,469
Citigroup Mortgage Loan Trust Inc. REMIC
2.67%, 12/25/35 (i)	183	169
0.25%, 08/25/45 (i)	1,304	1,067
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46	2,100	2,249
Countrywide Alternative Loan Trust REMIC, 0.37%, 05/25/47 (i)	834	454
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
3.09%, 11/25/34 (i)	996	836
2.79%, 02/20/35 (i)	1,672	1,375
5.75%, 12/25/35	9,542	8,360
3.02%, 02/20/36 (i)	231	181
Credit Suisse Mortgage Capital Certificates REMIC
5.85%, 03/15/39 (i)	200	218
5.70%, 09/15/40 (i)	7,800	8,268

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
CS First Boston Mortgage Securities Corp. REMIC, 0.88%, 03/25/32 (i) (r)	23	19
CVS Pass-Through Trust, 6.94%, 01/10/30	370	417
Equity One ABS Inc., 0.75%, 11/25/32 (i)	156	135
European Loan Conduit, 1.57%, 05/15/19 (i), EUR	345	457
First American Alternative Mortgage Securities REMIC, 2.37%, 09/25/35 (i)	512	360
First Horizon Asset Securities Inc. REMIC
2.88%, 10/25/35 (i)	3,229	2,714
5.69%, 02/25/36 (i)	3,773	3,455
Galaxy CLO Ltd., 0.56%, 04/17/17 (i) (r)	4,635	4,516
Granite Master Issuer Plc
0.28%, 12/17/54 (i)	2,844	2,697
0.29%, 12/20/54 (i)	16,135	15,301
1.40%, 12/20/54 (i), EUR	5,934	8,149
REMIC, 0.33%, 12/20/54 (i) (r)	1,300	1,233
GreenPoint Mortgage Funding Trust REMIC, 0.27%, 01/25/47 (i)	176	166
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	1,000	1,073
4.80%, 08/10/42 (i)	100	107
GS Mortgage Securities Corp. II, 1.14%, 03/06/20 (i) (r)	1,598	1,581
GSR Mortgage Loan Trust REMIC
2.79%, 09/25/35 (i)	2,181	2,073
5.16%, 11/25/35 (i)	974	922
Harborview Mortgage Loan Trust REMIC
0.41%, 05/19/35 (i)	184	122
2.78%, 07/19/35 (i)	857	649
HSBC Home Equity Loan Trust REMIC, 0.48%, 01/20/34 (i)	1,192	1,068
HSI Asset Securitization Corp. REMIC, 0.24%, 12/25/36 (i)	11	11
IndyMac Adjustable Rate Mortgage Trust REMIC, 1.93%, 01/25/32 (i)	1	—
IndyMac Index Mortgage Loan Trust REMIC, 2.50%, 01/25/36 (i)	895	544
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.07%, 09/15/20 (r)	4,600	4,447
5.34%, 05/15/47	1,900	2,023
5.44%, 06/12/47	11,300	12,077
5.42%, 01/15/49	6,400	6,862
5.79%, 02/12/51 (i)	14,500	15,740
5.88%, 02/15/51 (i)	700	761
JPMorgan Mortgage Trust REMIC
5.01%, 02/25/35 (i)	325	322
5.75%, 01/25/36	419	388
Long Beach Mortgage Loan Trust REMIC, 0.75%, 10/25/34 (i)	34	28
MASTR Asset Backed Securities Trust REMIC
0.24%, 01/25/37 (i)	528	140
0.27%, 05/25/37 (i)	232	222
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	174	158
0.67%, 06/15/30 (i)	360	346
Merrill Lynch Mortgage Investors Inc. REMIC
2.29%, 05/25/33 (i)	636	621
0.40%, 02/25/36 (i)	427	311
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.16%, 07/12/17 (i)	10,700	11,714
5.49%, 03/12/51 (i)	1,500	1,593
Mid-State Trust REMIC, 8.33%, 04/01/30	8	8
MLCC Mortgage Investors Inc. REMIC
1.19%, 10/25/35 (i)	192	157

	Shares/Par (p)	Value
0.44%, 11/25/35 (i)	344	294
Morgan Stanley Asset-Backed Securities Capital I REMIC, 0.23%, 01/25/37 (i)	135	132
Morgan Stanley Capital I REMIC
0.25%, 10/15/20 (i) (r)	264	258
5.81%, 12/12/49	100	110
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (e) (i) (r)	800	875
Prime Mortgage Trust REMIC
0.59%, 02/25/19 (i)	8	8
0.59%, 02/25/34 (i)	64	61
RBSSP Resecuritization Trust, 0.44%, 02/26/37 (f) (i) (r)	4,700	3,848
Securitized Asset Backed Receivables LLC Trust REMIC, 0.25%, 12/25/36 (i)	343	109
Sequoia Mortgage Trust REMIC, 0.54%, 10/19/26 (i)	74	66
SLM Student Loan Trust
0.57%, 01/25/15 (i)	185	185
2.84%, 12/16/19 (i) (r)	1,000	1,023
1.77%, 04/25/23 (i)	10,336	10,668
Structured Asset Mortgage Investments Inc. REMIC
0.85%, 09/19/32 (i)	72	63
0.44%, 07/19/35 (i)	854	785
0.32%, 03/25/37 (i)	1,557	888
Structured Asset Securities Corp. REMIC
2.68%, 02/25/32 (i)	2	2
0.48%, 01/25/33 (i)	9	9
0.24%, 10/25/36 (i)	26	26
Thornburg Mortgage Securities Trust REMIC
0.31%, 08/25/11 (i)	1,818	1,811
0.30%, 12/25/36 (i)	544	537
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	524	598
Wachovia Bank Commercial Mortgage Trust REMIC
0.27%, 06/15/20 (i) (r)	1,758	1,594
0.28%, 09/15/21 (i) (r)	5,862	5,654
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.14%, 02/25/31 (i)	1	1
1.68%, 08/25/42 (i)	162	141
1.48%, 11/25/42 (i)	91	78
0.48%, 10/25/45 (i)	183	150
Wells Fargo Mortgage Backed Securities Trust REMIC
4.91%, 01/25/35 (i)	890	866
2.76%, 03/25/36 (i)	6,495	5,517
2.76%, 03/25/36 (i)	907	809
2.87%, 04/25/36 (i)	4,935	4,188

Total Non-U.S. Government Agency Asset- Backed Securities (cost $240,168)		246,719

CORPORATE BONDS AND NOTES - 32.9%
CONSUMER DISCRETIONARY - 0.2%
Comcast Corp.
5.88%, 02/15/18	400	449
6.45%, 03/15/37 (e)	400	428
Ford Motor Co. Term Loan B, 3.01%, 12/15/13 (i)	1,083	1,081
Target Corp., 5.13%, 01/15/13	3,000	3,194
Volkswagen International Finance NV, 0.86%, 04/01/14 (i) (r)	2,600	2,609

		7,761

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
CONSUMER STAPLES - 0.6%
Altria Group Inc., 4.13%, 09/11/15	2,500	2,649
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18	100	112
Campbell Soup Co., 4.50%, 02/15/19 (e)	6,800	7,200
Kraft Foods Inc.
2.63%, 05/08/13	3,000	3,086
6.13%, 02/01/18 (e)	1,400	1,611
6.88%, 02/01/38	600	694
Philip Morris International Inc., 5.65%, 05/16/18	1,200	1,350
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (e) (r)	4,000	3,900

		20,602
ENERGY - 2.4%
El Paso Corp.
8.05%, 10/15/30	600	711
7.80%, 08/01/31	800	934
Gaz Capital SA
6.21%, 11/22/16 (e) (r)	300	324
9.25%, 04/23/19	7,900	9,865
Gazprom International SA, 7.20%, 02/01/20	104	114
Gazprom OAO, 9.63%, 03/01/13	200	224
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	6,400	7,131
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,620
Novatek Finance Ltd., 5.33%, 02/03/16 (r)	900	927
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	1,000	1,055
Peabody Energy Corp., 7.88%, 11/01/26	500	561
Petrobras International Finance Co.
5.88%, 03/01/18	1,300	1,399
8.38%, 12/10/18	700	863
7.88%, 03/15/19	16,800	20,343
Petroleos Mexicanos
8.00%, 05/03/19 (e)	6,500	8,014
5.50%, 01/21/21	6,900	7,235
Petroleum Export Ltd. Term Loan B, 3.31%, 12/20/12 (f) (i)	2,725	2,709
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (r)	500	503
Total Capital SA, 4.45%, 06/24/20 (e)	1,000	1,044
Transocean Inc.
4.95%, 11/15/15	700	757
1.50%, 12/15/37 (e)	13,900	13,883

		82,216
FINANCIALS - 24.8%
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	4,000	3,916
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	2,048
Ally Financial Inc.
6.88%, 08/28/12 (e)	2,400	2,478
7.50%, 12/31/13	10,000	10,687
3.47%, 02/11/14 (i)	700	688
4.50%, 02/11/14	100	100
8.30%, 02/12/15 (e)	1,400	1,564
6.25%, 12/01/17 (e) (r)	5,000	4,967
7.50%, 09/15/20	1,900	1,985
8.00%, 11/01/31 (e)	10,000	10,825
American Express Bank FSB
5.50%, 04/16/13 (e) (r)	2,700	2,888
6.00%, 09/13/17	300	338
American Express Centurion Bank, 6.00%, 09/13/17	300	338
American Express Co., 7.00%, 03/19/18	2,100	2,471

	Shares/Par (p)	Value
American General Finance Corp.
0.50%, 12/15/11 (i)	10,300	10,168
4.88%, 07/15/12 (e)	500	497
American International Group Inc.
4.00%, 09/20/11, EUR	2,500	3,630
5.05%, 10/01/15	200	209
5.85%, 01/16/18	19,700	20,614
8.25%, 08/15/18	10,100	11,601
6.25%, 05/01/36 (e)	6,800	6,912
6.25%, 03/15/37 (e) (i)	800	728
8.18%, 05/15/58 (e) (i)	4,400	4,807
ANZ National International Ltd., 6.20%, 07/19/13 (r)	2,200	2,398
Asciano Finance Ltd., 5.00%, 04/07/18 (e) (r)	19,300	19,811
Australia & New Zealand Banking Group Ltd., 2.13%, 01/12/14 (r)	6,400	6,452
Banco Santander Brazil SA
0.00%,07/13/11 (j) (q)	11,100	11,093
2.35%, 03/18/14 (i) (r)	4,100	4,121
Banco Santander Chile SA, 1.52%, 04/20/12 (i) (r)	4,500	4,504
Bank of America Corp.
4.50%, 04/01/15	3,400	3,555
6.50%, 08/01/16 (e)	10,500	11,710
6.00%, 09/01/17	1,700	1,829
5.65%, 05/01/18 (e)	9,300	9,805
Bank of America NA
0.53%, 06/15/16 (i)	700	636
6.00%, 10/15/36	600	578
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (e) (r)	800	809
Bank of India, 6.25%, 02/16/21	3,100	3,178
Bank of Montreal, 2.85%, 06/09/15 (r)	1,800	1,865
Bank of Nova Scotia, 1.65%, 10/29/15 (r)	2,200	2,162
Barclays Bank Plc
5.93% (callable at 100 beginning 12/15/16) (m) (r)	5,000	4,650
7.43% (callable at 100 beginning 12/15/17) (e) (m) (r)	15,000	15,300
5.45%, 09/12/12	10,700	11,274
2.38%, 01/13/14 (e)	5,200	5,262
5.00%, 09/22/16	10,600	11,403
6.05%, 12/04/17 (r)	1,600	1,694
BBVA Bancomer SA
4.50%, 03/10/16 (r)	1,200	1,221
6.50%, 03/10/21 (r)	2,400	2,448
Bear Stearns Cos. Inc., 6.95%, 08/10/12	3,500	3,737
BNP Paribas SA, 5.19%, (callable at 100 beginning 06/29/15) (m) (r)	4,100	3,774
BPCE SA, 2.38%, 10/04/13 (r)	900	915
Braskem Finance Ltd., 5.75%, 04/15/21 (e) (r)	4,100	4,126
Cemex 10 Capital SPV Ltd., 6.72%, (callable at 100 beginning 12/31/16) (m) (r)	1,000	740
CIT Group Inc., 5.25%, 04/01/14 (e) (r)	800	796
Citigroup Capital XXI, 8.30%, 12/21/57 (e) (i)	9,800	10,020
Citigroup Inc.
5.50%, 08/27/12	1,500	1,572
5.63%, 08/27/12	1,000	1,045
5.30%, 10/17/12	600	630
5.50%, 04/11/13	13,900	14,757
5.85%, 07/02/13	400	429
5.50%, 10/15/14	10,900	11,854
6.00%, 08/15/17	2,200	2,409
8.50%, 05/22/19	1,000	1,240
6.13%, 08/25/36 (e)	1,700	1,634
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	2,300	2,399

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (m) (r)	15,500	16,197
Credit Suisse New York, 2.20%, 01/14/14 (e)	1,900	1,925
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21) (e) (m) (r)	2,300	2,299
Deutsche Bank AG London, 6.00%, 09/01/17 (e)	2,900	3,236
Dexia Credit Local
0.90%, 09/23/11 (i) (r)	5,600	5,606
0.75%, 04/29/14 (e) (i) (r)	8,300	8,268
ENEL Finance International SA, 6.25%, 09/15/17 (r)	4,700	5,189
Export-Import Bank of Korea
1.05%, 03/03/12 (q), SGD	5,600	4,553
5.88%, 01/14/15	9,700	10,637
5.13%, 06/29/20	1,400	1,417
FCE Bank Plc, 7.13%, 01/16/12, EUR	4,000	5,896
Fibria Overseas Finance Ltd., 7.50%, 05/04/20 (r)	7,400	8,057
Fifth Third Bancorp, 8.25%, 03/01/38	10,200	12,196
FIH Erhvervsbank A/S, 0.62%, 06/13/13 (i) (r)	31,900	31,881
Ford Motor Credit Co. LLC
7.80%, 06/01/12 (e)	500	523
7.50%, 08/01/12 (e)	2,800	2,930
7.00%, 10/01/13	500	534
7.00%, 04/15/15 (e)	1,700	1,836
5.63%, 09/15/15 (e)	8,300	8,592
Fortis Bank Nederland Holding, 3.00%, 04/17/12, EUR	500	732
Gazprom - White Nights
10.50%, 03/08/14	1,000	1,195
10.50%, 03/25/14	300	359
General Electric Capital Corp.
5.50%, 09/15/67 (r), EUR	6,100	8,227
6.38%, 11/15/67 (e) (i)	3,200	3,280
Goldman Sachs Group Inc.
1.78%, 05/23/16 (i), EUR	1,800	2,469
5.63%, 01/15/17 (e)	900	953
6.25%, 09/01/17 (e)	4,400	4,855
5.95%, 01/18/18	1,200	1,293
6.15%, 04/01/18	600	653
6.75%, 10/01/37 (e)	6,300	6,300
HBOS Capital Funding LP, 6.46%, (callable at 100 beginning 11/30/18) (m), GBP	5,700	7,341
HSBC Bank Plc, 2.00%, 01/19/14 (e) (r)	2,000	2,011
HSBC Holdings Plc
5.10%, 04/05/21 (e)	29,900	30,689
6.50%, 05/02/36	500	514
6.50%, 09/15/37 (e)	700	722
ICICI Bank Ltd., 4.75%, 11/25/16	13,600	13,569
ING Bank NV, 1.05%, 03/30/12 (i) (r)	21,700	21,784
International Lease Finance Corp.
1.80%, 08/15/11 (i), EUR	2,800	4,037
5.55%, 09/05/12	4,200	4,294
5.75%, 05/15/16 (e)	700	689
6.75%, 09/01/16 (r)	1,900	2,023
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (m)	4,200	4,511
1.78%, 09/26/13 (i), EUR	100	144
6.00%, 01/15/18 (e)	1,200	1,335
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,556
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	300	301
Korea Development Bank, 8.00%, 01/23/14	1,200	1,366
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	2,996

	Shares/Par (p)	Value
LBG Capital No.1 Plc
8.50% (callable at 100 beginning 12/17/21) (f) (m)	200	189
7.87%, 12/17/19, GBP	1,900	2,813
6.44%, 05/23/20, EUR	3,100	3,889
LBG Capital No.2 Plc
15.00%, 12/21/19, GBP	1,200	2,571
8.88%, 02/07/20, EUR	1,200	1,723
LeasePlan Corp. NV, 3.13%, 02/10/12, EUR	3,500	5,115
Lehman Brothers Holdings Inc.
0.00%,11/24/08 (c) (d)	4,800	1,236
0.00%,12/23/08 (c) (d)	200	52
0.00%,04/03/09 (c) (d)	600	155
0.00%,11/10/09 (c) (d)	900	232
0.00%,11/16/09 (c) (d)	400	103
0.00%, 07/18/11 (c) (d)	1,100	283
5.63%, 01/24/13 (c) (d)	1,600	424
0.00%, 06/15/13 (c) (d)	1,100	283
6.20%, 09/26/14 (c) (d)	1,700	453
6.88%, 05/02/18 (c) (d)	1,000	269
Macquarie Bank Ltd., 6.63%, 04/07/21 (e) (r)	29,100	29,277
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	600	632
6.40%, 08/28/17	1,900	2,074
MetLife Inc., 6.40%, 12/15/36 (i)	500	487
Metropolitan Life Global Funding I, 0.68%, 07/13/11 (e) (i) (r)	14,500	14,502
Morgan Stanley
2.76%, 05/14/13 (i)	4,000	4,107
6.25%, 08/28/17	1,200	1,298
5.95%, 12/28/17	1,800	1,935
7.30%, 05/13/19 (e)	200	227
National Australia Bank Ltd., 5.35%, 06/12/13 (r)	1,900	2,038
Nationwide Building Society, 4.65%, 02/25/15 (e) (r)	3,500	3,624
Nationwide Life Global Funding I, 5.45%, 10/02/12 (e) (r)	16,200	16,913
Nordea Bank AB, 2.13%, 01/14/14 (e) (r)	900	906
Northern Rock Plc, 5.63%, 06/22/17 (q)	16,000	16,836
Ohio National Financial Services Inc., 6.38%, 04/30/20 (e) (r)	900	967
Pacific LifeCorp, 6.00%, 02/10/20 (r)	900	965
Principal Life Income Funding Trusts, 5.30%, 04/24/13 (e)	1,700	1,828
RBS Capital Trust I, 4.71%, (callable at 100 beginning 07/01/13) (m)	800	588
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16) (m) (r)	300	299
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (e) (m) (r)	2,100	1,890
Royal Bank of Scotland Plc
2.63%, 05/11/12 (r)	2,100	2,140
4.88%, 08/25/14 (r)	400	416
3.95%, 09/21/15 (e)	500	502
2.21%, 01/28/16 (i), EUR	500	636
4.38%, 03/16/16 (e)	12,400	12,508
0.95%, 04/11/16 (i)	600	535
0.53%, 10/14/16 (i)	800	707
RZD Capital Ltd., 5.74%, 04/03/17	1,500	1,594
Santander Finance Preferred SA Unipersonal, 11.30%, (callable at 100 beginning 07/27/14) (m), GBP	700	1,188
Santander US Debt SA Unipersonal
1.05%, 03/30/12 (i) (r)	13,100	13,101
2.99%, 10/07/13 (r)	8,800	8,780

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
SLM Corp.
5.40%, 10/25/11	5,324	5,377
5.13%, 08/27/12	500	513
3.13%, 09/17/12, EUR	2,500	3,572
1.80%, 06/17/13 (i), EUR	1,250	1,736
6.25%, 01/25/16 (e)	100	104
8.45%, 06/15/18 (e)	3,400	3,732
8.00%, 03/25/20 (e)	1,100	1,181
5.63%, 08/01/33	800	672
Springleaf Finance Corp., 6.90%, 12/15/17	1,900	1,743
State Bank of India, 4.50%, 07/27/15 (e) (r)	2,500	2,566
State Street Capital Trust III, 5.24%, (callable at 100 beginning 03/15/13) (e) (m)	1,700	1,701
State Street Capital Trust IV, 1.25%, 06/15/37 (i)	200	162
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,334
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (r)	6,000	6,046
Svenska Handelsbanken AB, 1.25%, 09/14/12 (i) (r)	17,000	17,153
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (l) (r)	500	502
Temasek Financial I Ltd., 4.30%, 10/25/19 (e) (r)	1,800	1,852
TNK-BP Finance SA, 6.13%, 03/20/12 (r)	300	309
TransCapitalInvest Ltd., 8.70%, 08/07/18 (e) (r)	800	983
UBS AG Stamford
1.36%, 02/23/12 (i)	1,600	1,610
1.27%, 01/28/14 (i)	1,000	1,004
5.88%, 12/20/17	1,200	1,316
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (m)	10,000	9,800
USB Capital IX, 3.50%, (callable at 100 beginning 04/15/11) (m)	200	165
VEB Finance Ltd., 6.90%, 07/09/20 (r)	23,500	25,065
Vnesheconombank Via VEB Finance Ltd., 5.45%, 11/22/17 (r)	1,100	1,122
Wachovia Corp.
0.38%, 10/15/11 (e) (i)	3,200	3,202
5.75%, 02/01/18	4,300	4,755
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	2,400	2,592
Westpac Banking Corp.
0.76%, 07/16/14 (i) (r)	1,000	1,004
3.59%, 08/14/14 (r)	1,800	1,917
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (r)	175	177

		843,521
HEALTH CARE - 0.6%
Amgen Inc., 6.15%, 06/01/18	7,300	8,458
AstraZeneca Plc, 5.90%, 09/15/17	600	699
Novartis Capital Corp., 4.13%, 02/10/14	5,800	6,251
Roche Holdings Inc., 7.00%, 03/01/39 (l) (r)	3,600	4,369
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,692

		21,469
INDUSTRIALS - 0.5%
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	700	764
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	7,900	8,394
Noble Group Ltd.
4.88%, 08/05/15 (e) (r)	1,000	1,045
6.75%, 01/29/20	2,600	2,730
Union Pacific Corp., 4.16%, 07/15/22 (q)	3,500	3,464

		16,397
INFORMATION TECHNOLOGY - 0.8%
Dell Inc., 4.70%, 04/15/13	3,600	3,835

	Shares/Par (p)	Value
International Business Machines Corp., 5.70%, 09/14/17	13,200	15,347
Oracle Corp.
4.95%, 04/15/13	4,200	4,506
5.75%, 04/15/18	4,100	4,692

		28,380
MATERIALS - 0.8%
Alcoa Inc., 6.15%, 08/15/20 (e)	2,900	3,072
Corp. Nacional del Cobre de Chile
7.50%, 01/15/19 (e) (r)	1,900	2,286
6.15%, 10/24/36 (r)	200	217
Gerdau Holdings Inc.
7.00%, 01/20/20 (e) (r)	4,400	4,884
5.75%, 01/30/21 (e) (r)	6,400	6,504
Nucor Corp., 5.75%, 12/01/17	2,400	2,777
Rio Tinto Alcan Inc., 4.88%, 09/15/12	4,300	4,502
Rohm & Haas Co., 6.00%, 09/15/17	900	1,023
Vale Overseas Ltd.
6.25%, 01/23/17	300	340
6.88%, 11/21/36 (e)	300	326

		25,931
TELECOMMUNICATION SERVICES - 0.7%
AT&T Inc.
4.95%, 01/15/13	2,000	2,120
5.50%, 02/01/18	2,000	2,231
6.30%, 01/15/38	1,400	1,482
Qtel International Finance Ltd.
3.38%, 10/14/16 (r)	300	299
4.75%, 02/16/21 (r)	200	195
Qwest Corp., 7.63%, 06/15/15	800	904
Telecom Italia Capital SA, 0.89%, 07/18/11 (e) (i)	6,900	6,901
Verizon Wireless Capital LLC, 5.25%, 02/01/12	9,900	10,160

		24,292
UTILITIES - 1.5%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,663
CMS Energy Corp., 5.05%, 02/15/18 (e)	2,300	2,364
Comision Federal de Electricidad, 4.88%, 05/26/21 (q)	15,500	15,478
Electricite de France SA
5.50%, 01/26/14 (r)	1,600	1,758
6.50%, 01/26/19 (e) (r)	1,600	1,870
6.95%, 01/26/39 (e) (r)	1,600	1,871
ENN Energy Holdings Ltd., 6.00%, 05/13/21 (r)	500	491
Entergy Corp., 3.63%, 09/15/15 (e) (l)	5,200	5,282
Majapahit Holding BV
8.00%, 08/07/19 (e) (r)	2,200	2,602
7.75%, 01/20/20 (e) (r)	5,000	5,850
NRG Energy Inc., 8.25%, 09/01/20 (e)	3,500	3,570
NV Energy Inc., 6.25%, 11/15/20	1,800	1,890
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	38
1.85%, 07/28/14, JPY	19,000	182

		48,909

Total Corporate Bonds and Notes (cost $1,063,472)		1,119,478

GOVERNMENT AND AGENCY OBLIGATIONS - 43.3%

GOVERNMENT SECURITIES - 15.4%
Municipals - 3.3%
Bay Area Toll Authority, Toll Bridge Revenue, RB, Series S1, 7.04%, 04/01/50	3,400	3,723

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC Assurance Corp.), 5.88%, 06/01/30	1,000	791
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,026
California State University, 6.43%, 11/01/30	1,400	1,450
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,105
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	321
6.20%, 12/01/40	1,000	982
6.90%, 12/01/40 - 12/01/40	4,100	4,367
City of North Las Vegas Nevada, Ad Valorem Property Tax, GO, 6.57%, 06/01/40	9,200	9,673
County of Clark Nevada, 6.82%, 07/01/45	1,600	1,744
Fresno County, California Pension Bond, 0.00%, 08/15/21 (j)	2,000	1,057
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	5,032
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	1,941
Irvine Ranch Water District Series B, 6.62%, 05/01/40	16,800	19,827
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	3,508
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp), 4.50%, 01/01/28	6,300	5,958
Los Angeles Unified School District Series A-1 (insured by Assured Guaranty Municipal Corp.), 4.50%, 07/01/22	3,600	3,718
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.), - Series B, 0.00%, 02/15/19 (j)	5,410	3,626
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	9,415
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	4,685
North Carolina Turnkpike Authority, Series B, 6.70%, 01/01/39	2,000	2,126
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	1,919
Port Authority of New York & New Jersey, 5.65%, 11/01/40	1,100	1,111
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32	790	614
Santa Barbara Secondary High School District, 0.00%, 08/01/36 (j)	10,000	1,921
State of California, 7.95%, 03/01/36	600	654
State of California Various Purpose Bond
7.50%, 04/01/34	600	679
5.65%, 04/01/39	600	638
7.55%, 04/01/39	600	687
State of Illinois
4.07%, 01/01/14	2,400	2,480
6.90%, 03/01/35	1,000	1,019
6.73%, 04/01/35	900	899
State of Iowa, 6.75%, 06/01/34	4,100	4,407
State of Texas, 4.75%, 04/01/35	500	503
Texas State Transportation Commission, Highway Revenue Tolls, RB, Series B, 5.18%, 04/01/30	1,000	1,024
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	215	200
Tobacco Settlement Finance Authority, 7.47%, 06/01/47	1,690	1,250
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	5,926

	Shares/Par (p)	Value
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 0.00%, 12/01/20 (j)	1,400	996

		113,002
Sovereign - 5.2%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17, EUR	1,000	1,410
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/12 - 01/01/17, BRL	2,662	1,549
Bundesrepublic Deutschland, 3.25%, 07/04/21, EUR	4,900	7,240
Canada Housing Trust No. 1
3.95%, 12/15/11, CAD	900	945
4.00%, 06/15/12, CAD	4,800	5,102
4.80%, 06/15/12, CAD	3,600	3,855
4.55%, 12/15/12, CAD	8,300	8,980
2.75%, 12/15/15 (r), CAD	4,000	4,201
3.35%, 12/15/20, CAD	7,000	7,241
Canadian Government Bond
1.75%, 03/01/13, CAD	5,100	5,310
2.00%, 08/01/13 - 12/01/14 , CAD	10,800	11,247
2.50%, 09/01/13, CAD	7,600	8,024
2.25%, 08/01/14, CAD	2,400	2,515
4.50%, 06/01/15, CAD	700	791
3.00%, 12/01/15, CAD	800	856
Export-Import Bank of China, 4.88%, 07/21/15 (r)	200	218
Instituto de Credito Oficial, 3.28%, 03/25/14 (i) (q), EUR	5,100	7,349
Mexican Bonos, 6.00%, 06/18/15, MXN	24,700	2,108
Panama Government International Bond, 7.25%, 03/15/15	400	471
Province of Ontario, Canada
4.30%, 03/08/17, CAD	1,200	1,335
4.20%, 03/08/18, CAD	300	330
5.50%, 06/02/18, CAD	700	824
4.40%, 06/02/19, CAD	2,400	2,640
4.70%, 06/02/37, CAD	6,100	6,656
4.60%, 06/02/39, CAD	1,700	1,832
Province of Quebec, Canada, 4.50%, 12/01/16, CAD	100	112
Republic of Korea, 4.38%, 08/10/15	7,200	7,557
Republic of South Africa Government Bond, 5.88%, 05/30/22	100	110
Russian Foreign Bond, 3.63%, 04/29/15	500	514
Societe Financement de l’Economie Francaise
2.13%, 05/20/12, EUR	300	437
0.48%, 07/16/12 (i) (r)	2,000	2,004
3.38%, 05/05/14 (r)	4,200	4,455
Spanish Government Bond, 4.65%, 07/30/25, EUR	51,600	67,069
United Mexican States, 6.05%, 01/11/40	1,500	1,596

		176,883
Treasury Inflation Index Securities - 3.4%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 - 09/15/21 (n), EUR	4,685	6,377
2.35%, 09/15/19 (n), EUR	6,600	9,348
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/25 (n)	6,324	7,268
2.00%, 01/15/26 (n) (o)	17,904	19,563
2.38%, 01/15/27 (n) (o)	16,060	18,313
1.75%, 01/15/28 (n) (o)	37,897	39,655
2.50%, 01/15/29 (n)	10,371	12,045
3.88%, 04/15/29 (n)	1,915	2,624

		115,193

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
U.S. Treasury Securities - 3.5%
U.S. Treasury Note
0.75%, 06/15/14 (o)	75,700	75,611
1.50%, 06/30/16	45,200	44,649

		120,260
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.9%
Federal Home Loan Mortgage Corp. - 7.8%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 01/01/38	5,891	6,480
2.62%, 07/01/27 (i)	1	1
5.50%, 12/01/36 - 08/15/40	6,314	6,836
4.50%, 09/01/38 - 02/01/39	1,595	1,652
4.50%, 08/15/40 - 04/15/41 , TBA (g)	186,500	192,799
5.50%, 07/15/41, TBA (g)	13,000	14,042
6.00%, 07/15/41, TBA (g)	28,000	30,752
REMIC, 0.34%, 07/15/19 (i)	828	826
REMIC, 0.01%, 08/15/19 (i)	1,980	1,974
REMIC, 7.00%, 05/15/23	234	263
REMIC, 0.64%, 11/15/30 (i)	4	4
REMIC, 4.50%, 03/15/34	8,586	8,368
REMIC, 0.23%, 12/25/36 (i)	1,585	1,575
REMIC, 1.50%, 02/25/45 (i)	86	85

		265,657
Federal National Mortgage Association - 19.5%
Federal National Mortgage Association
4.00%, 09/01/13 - 06/01/41	110,300	113,756
6.00%, 05/01/16 - 08/01/40	84,257	92,712
5.50%, 04/01/22 - 10/01/39	33,957	36,865
4.50%, 07/15/26, TBA (g)	57,000	60,420
5.50%, 07/15/26, TBA (g)	3,000	3,251
6.50%, 07/01/29 - 02/01/37	173	196
4.50%, 05/01/33 - 06/01/41	160,340	166,166
5.00%, 02/01/34 - 03/01/35	7,182	7,673
2.20%, 01/01/35 (i)	1,558	1,613
5.50%, 08/01/37 (o)	17,209	18,713
1.68%, 09/01/40 (i)	9	10
3.50%, 09/01/40 - 06/01/41	15,500	14,843
3.50%, 03/01/41, TBA (g)	14,500	13,884
5.00%, 07/15/41, TBA (g)	79,000	83,937
6.00%, 07/15/41, TBA (g)	37,000	40,642
1.48%, 06/01/43 (i)	497	497
REMIC, 5.00%, 02/25/17	32	32
REMIC, 0.01%, 04/25/33 - 12/25/42	473	518
REMIC, 2.52%, 05/25/35 (i)	119	124
REMIC, 0.64%, 09/25/35 (i)	3,799	3,787
REMIC, 0.50%, 04/25/37 (i)	1,868	1,863
REMIC, 0.25%, 07/25/37 (i)	932	921
REMIC, 0.54%, 03/25/44 (i)	471	456

		662,879
Government National Mortgage Association - 0.0%
Government National Mortgage Association
3.38%, 05/20/26 - 05/20/30 (i)	77	81
2.38%, 02/20/27 (i)	5	5
1.75%, 02/20/32 (i)	61	63
2.00%, 02/20/32 (i)	43	44

		193
Small Business Administration Participation Certificates - 0.6%
Small Business Administration Participation Certificates
6.29%, 01/01/21	22	24
5.13%, 09/01/23	46	49
5.52%, 06/01/24	911	981
5.29%, 12/01/27	793	861
5.16%, 02/01/28	9,535	10,232

	Shares/Par (p)	Value
5.49%, 03/01/28	8,736	9,505

		21,652

Total Government and Agency Obligations (cost $1,449,763)		1,475,719

PREFERRED STOCKS - 0.7%

FINANCIALS - 0.7%
American International Group Inc., Convertible Preferred, 8.50%	44	76
DG Funding Trust, 0.56%, (callable at 10,000 beginning 09/30/10) (f) (i) (m) (q)	—	3,168
GMAC Capital Trust I, 8.13%	740	18,944

Total Preferred Stocks (cost $23,092)		22,188

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow	128	83

Total Other Equity Interests (cost $0)		83

SHORT TERM INVESTMENTS - 34.9%

Certificates of Deposit - 1.9%
Banco Bradesco SA, 1.62%, 08/26/11 (q)	$28,600	28,590
Bank of Nova Scotia, 0.52%, 08/09/12 (i)	7,600	7,605
Intesa Sanpaolo SpA, 2.38%, 12/21/12	15,200	15,316
Itau USA Securities Inc.
1.31%, 07/11/11	11,400	11,396
1.45%, 12/05/11	2,700	2,685

		65,592
Commercial Paper - 5.5%
Kells Fund LLC
0.32%, 08/01/11	26,900	26,893
0.20%, 08/19/11	6,000	5,998
0.30%, 10/03/11	30,000	29,984
0.26%, 10/05/11	12,900	12,893
0.26%, 10/05/11	7,000	6,996
0.25%, 11/01/11	5,000	4,996
0.29%, 01/10/12	5,000	4,991
Straight-A Funding LLC
0.19%, 08/02/11	30,000	29,996
0.16%, 08/22/11	32,000	31,993
0.16%, 09/01/11	1,000	1,000
0.16%, 09/02/11	9,000	8,997
0.16%, 09/08/11	9,000	8,997
0.16%, 09/16/11	6,000	5,998
0.16%, 09/22/11	6,000	5,998

		185,730
Federal Home Loan Bank - 1.3% (w)
Federal Home Loan Bank
0.09%, 09/07/11 - 09/16/11	27,000	26,998
0.08%, 09/09/11	18,950	18,949

		45,947
Federal Home Loan Mortgage Corp. - 0.2% (w)
Federal Home Loan Mortgage Corp.
0.09%, 09/19/11	900	900
0.05%, 09/26/11	6,000	5,999

		6,899
Federal National Mortgage Association - 2.2% (w)
Federal National Mortgage Association
0.02%, 09/07/11	24,000	23,999
0.09%, 09/14/11	9,000	8,999
0.04%, 09/21/11	32,900	32,898
0.06%, 10/19/11	9,000	8,999

		74,895

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	148,815	148,815
Treasury Securities - 19.4%
Japan Treasury Bill
0.00%,07/19/11, JPY	3,190,000	39,623
0.00%,07/25/11, JPY	18,530,000	230,155
0.00%,08/01/11, JPY	350,000	4,347
0.00%,08/08/11, JPY	2,790,000	34,652
0.00%,08/15/11, JPY	8,360,000	103,830
0.00%,08/22/11, JPY	5,190,000	64,459
0.00%,08/22/11, JPY	2,920,000	36,265
0.00%,09/05/11, JPY	8,730,000	108,421
0.00%,09/12/11, JPY	50,000	621
0.00%,09/20/11, JPY	200,000	2,484
0.00%,09/26/11, JPY	2,580,000	32,041
0.00%,10/03/11, JPY	340,000	4,223

		661,121

Total Short Term Investments (cost $1,183,781)		1,188,999

Total Investments - 119.0% (cost $3,960,276)		4,053,186
Total Forward Sales Commitments - (4.3)% (proceeds $146,518)		(145,748)
Other Assets and Liabilities, Net - (14.7%)		(501,166)

Total Net Assets - 100.0%		$3,406,272

FORWARD SALES COMMITMENTS - 4.3%

GOVERNMENT AND AGENCY OBLIGATIONS - 4.3%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.3%
Federal National Mortgage Association - 4.3%
Federal National Mortgage Association
4.00%, 07/15/26 - 07/15/41 , TBA (g)	$110,000	$113,283
5.50%, 08/15/40	3,500	3,777
3.50%, 07/15/41, TBA (g)	30,000	28,688

Total Forward Sales Commitments - 4.3% (proceeds $146,518)		$145,748

JNL/PPM America Floating Rate Income Fund (t)

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	26.7%
Health Care	15.5
Financials	10.9
Industrials	10.3
Materials	8.5
Information Technology	6.8
Telecommunication Services	5.5
Consumer Staples	4.2
Energy	3.1
Utilities	2.2
Short Term Investments	6.3

Total Investments	100.0%

CORPORATE BONDS AND NOTES - 8.6%

CONSUMER DISCRETIONARY - 2.3%
Beazer Homes USA Inc., 9.13%, 06/15/18	$1,000	$863
Cablevision Systems Corp., 8.63%, 09/15/17	1,000	1,084
Delphi Corp., 6.13%, 05/15/21 (r)	709	700
Ford Motor Co., 7.45%, 07/16/31	1,000	1,134

	Shares/Par (p)	Value
Harrah’s Operating Co. Inc., 10.75%, 02/01/16	1,000	980
J.C. Penney Co. Inc., 6.38%, 10/15/36	1,000	895
Levi Strauss & Co., 7.63%, 05/15/20	1,000	1,000
MGM Resorts International, 11.13%, 11/15/17	1,000	1,142
Univision Communications Inc., 7.88%, 11/01/20 (r)	1,000	1,025
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,086

		9,909
ENERGY - 1.3%
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,015
Chesapeake Energy Corp., 6.63%, 08/15/20	1,000	1,053
El Paso Corp., 7.80%, 08/01/31	1,000	1,167
Linn Energy LLC, 8.63%, 04/15/20	1,000	1,085
Tesoro Corp., 6.50%, 06/01/17	1,000	1,020

		5,340
FINANCIALS - 1.2%
Ally Financial Inc., 8.00%, 11/01/31	1,000	1,068
CIT Group Inc., 7.00%, 05/02/17 (q)	1,000	998
International Lease Finance Corp., 6.25%, 05/15/19	1,000	977
Nielsen Finance LLC, 7.75%, 10/15/18 (r)	1,000	1,050
Reynolds Group Inc., 8.50%, 10/15/16 (r)	1,000	1,042

		5,135
HEALTH CARE - 0.4%
Endo Pharmaceuticals Holdings Inc., 7.25%, 01/15/22 (r)	430	436
HCA Inc., 8.50%, 04/15/19	1,000	1,105

		1,541
INDUSTRIALS - 1.2%
BE Aerospace Inc., 8.50%, 07/01/18	1,000	1,091
Delta Air Lines Inc., 12.25%, 03/15/15 (r)	1,000	1,107
Dyncorp International Inc., 10.38%, 07/01/17 (r)	1,000	1,025
L-3 Communications Corp., 6.38%, 10/15/15	1,000	1,028
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,013

		5,264
INFORMATION TECHNOLOGY - 0.2%
SunGard Data Systems Inc., 10.25%, 08/15/15	1,000	1,035

MATERIALS - 0.9%
Ball Corp., 5.75%, 05/15/21	1,000	1,002
Ineos Group Holdings Plc, 8.50%, 02/15/16 (r)	1,000	988
Momentive Performance Materials Inc., 9.00%, 01/15/21	1,000	1,020
Steel Dynamics Inc., 6.75%, 04/01/15	1,000	1,020

		4,030
TELECOMMUNICATION SERVICES - 0.7%
EH Holding Corp., 7.63%, 06/15/21 (r)	1,000	1,020
Qwest Communications International Inc., 7.13%, 04/01/18	1,000	1,074
Sprint Capital Corp., 6.88%, 11/15/28	1,000	947

		3,041
UTILITIES - 0.4%
AES Corp., 7.38%, 07/01/21 (r)	1,000	1,015
Puget Energy Inc., 6.00%, 09/01/21 (r)	778	780

		1,795

Total Corporate Bonds and Notes (cost $36,919)		37,090

VARIABLE RATE SENIOR LOAN INTERESTS - 88.8% (i)

CONSUMER DISCRETIONARY - 25.6%
Acosta Inc. Term Loan, 4.75%, 02/22/18	1,400	1,400

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Advantage Sales & Marketing 1st Lien Term Loan, 5.25%, 12/17/17	1,995	1,993
Affinion Group Replacement Term Loan, 5.00%, 10/10/16	1,990	1,985
Allison Transmission Inc. Term Loan
2.94%, 08/07/14	260	255
2.94%, 08/07/14	782	766
2.94%, 08/07/14	782	766
2.94%, 08/07/14	58	57
2.94%, 08/07/14	1,034	1,013
AMC Entertainment Inc. Term Loan, 3.44%, 12/15/16	2,987	2,958
AMC Networks Term Loan B, 4.00%, 12/30/18	1,500	1,498
Ameristar Casinos Term Loan B, 4.00%, 04/14/18	249	250
ARAMARK Corp. Extended Term Loan
3.49%, 01/26/14	185	184
3.50%, 07/26/16	2,815	2,801
Atlantic Broadband Term Loan B, 4.00%, 03/08/16	406	406
Autotrader.com Inc. Term Loan B, 4.00%, 12/15/16	2,500	2,495
Bass Pro Group, LLC Term Loan B, 5.25%, 06/15/17	2,500	2,478
Burger King Corp. Term Loan B, 4.50%, 10/19/16	2,995	2,984
Carmike Cinemas Inc. Initial Term Loan, 5.50%, 01/27/16	934	938
Cedar Fair LP U.S.Term Loan I, 4.00%, 12/15/17	1,995	1,998
Cequel Communications LLC 1st Lien Term Loan, 2.19%, 11/05/13	1,990	1,971
Charter Communications Operating LLC Term Loan, 3.50%, 09/06/16	1,990	1,982
Clarke American Corp. Term Loan B
2.69%, 06/30/14	419	373
2.69%, 06/30/14	244	217
2.75%, 06/30/14	630	561
2.75%, 06/30/14	403	359
2.75%, 06/30/14	294	261
Delphi Automotive LLC Term Loan B, 3.50%, 03/31/17	342	344
Dollar General Corp. Term Loan B-1, 2.94%, 07/06/14	551	551
Dollar General Corp. Term Loan B-2, 3.02%, 07/06/14	419	419
Dollar General Corp. Term Loan B-3, 3.02%, 07/06/14	419	419
Dollar General Corp. Term Loan B-4, 2.94%, 07/06/14	533	532
Dollar General Corp. Term Loan B-5, 2.94%, 07/06/14	78	78
Ford Motor Co. Term Loan B
2.94%, 12/15/13	205	205
2.94%, 12/15/13	573	572
2.94%, 12/15/13	90	90
FoxCo Acquisition Sub LLC Term Loan B, 4.75%, 07/14/15	1,471	1,470
FTD Group Inc. Term Loan, 4.75%, 06/10/18	2,000	1,992
GNC Corp. Term Loan B, 4.25%, 03/04/18	1,170	1,166
Goodyear Engineered Products Delayed Draw Term Loan, 2.69%, 07/31/14	125	118
Goodyear Engineered Products Term Loan B, 2.69%, 07/31/14	1,865	1,764
Gymboree Corp. 1st Lien Term Loan, 5.00%, 02/23/18	2,112	2,044
Harbor Freight Tools USA Term Loan B, 6.50%, 12/17/17	1,990	2,019

	Shares/Par (p)	Value
Hargray 1st Lien Term Loan B
2.52%, 06/29/14	234	231
2.52%, 06/29/14	726	716
2.52%, 06/29/14	40	39
Harrahs Operating Co. Extended Term Loan B
4.44%, 01/28/18	82	71
4.48%, 01/28/18	918	803
Isle of Capri Casinos Inc. Term Loan B
4.75%, 03/22/17	938	942
4.75%, 03/22/17	47	47
J. Crew Group Inc. Term Loan
4.75%, 03/07/17	4	3
4.75%, 03/07/17	1,047	1,002
4.75%, 03/07/17	349	334
Jarden Corp. Term Loan B, 3.29%, 01/31/17	1,971	1,973
JRD Holdings Inc. Term Loan B, 2.44%, 07/02/14	2,000	1,956
Knology Inc. Term Loan B, 4.00%, 08/28/17	2,397	2,382
Las Vegas Sands LLC Extended Term Loan B, 2.69%, 11/23/16	1,661	1,614
Las Vegas Sands LLC Delayed Draw Term Loan, 2.69%, 11/23/16	334	324
Live Nation Entertainment Inc. Term Loan B, 4.50%, 11/05/16	1,995	1,990
Michaels Stores B-2 Extended Term Loan
4.75%, 07/31/16	483	480
4.75%, 07/31/16	690	685
4.81%, 07/31/16	523	519
4.81%, 07/31/16	304	302
NDS Treasury LLC Term Loan B, 4.00%, 03/18/18	838	834
Neiman Marcus Group Senior Term Loan, 4.75%, 05/16/18	3,000	2,956
OSI Restaurant Partners LLC Pre-Funded RC Term Loan
2.50%, 06/14/14	69	66
2.50%, 06/14/14	19	18
OSI Restaurant Partners LLC Term Loan B, 2.50%, 06/14/14	906	866
Penn National Gaming Inc. Term Loan B, 3.75%, 07/01/18	1,500	1,503
PETCO Animal Supplies Inc. New Term Loan, 4.50%, 11/25/17	1,782	1,775
Pilot Travel Centers LLC Term Loan B, 4.25%, 03/30/18	2,000	2,004
Regal Cinemas Corp. Term Loan, 3.50%, 08/23/17	2,955	2,950
Rent-A-Center Inc. Extended Term Loan B
3.25%, 03/31/15	843	841
3.25%, 03/31/15	271	271
Rent-A-Center Inc. Extended Term Loan C, 3.25%, 03/31/15	885	883
Reynolds Group Holdings Term Loan E
4.25%, 02/09/18	579	575
4.25%, 02/09/18	994	987
4.25%, 02/09/18	1,120	1,112
Roundy’s Inc. Extended Term Loan
7.00%, 11/03/13	749	748
7.00%, 11/03/13	1,128	1,127
7.00%, 11/03/13	46	46
7.00%, 11/03/13	72	72
Rovi Corp. Term Loan A, 2.75%, 02/07/16	500	499
Rovi Corp. Term Loan B, 4.00%, 02/07/18	500	501
Sabre Inc. Term Loan
2.19%, 09/30/14	362	325
2.27%, 09/30/14	628	563
Sally Holdings LLC Term Loan B
2.44%, 11/16/13	711	710

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
2.44%, 11/16/13	1,106	1,104
Savers Inc. Term Loan, 4.25%, 03/04/17	2,000	2,000
ServiceMaster Co. Delayed Draw Term Loan, 2.69%, 07/24/14	181	175
ServiceMaster Co. Term Loan
2.70%, 07/24/14	391	380
2.70%, 07/24/14	696	676
2.76%, 07/24/14	727	706
Springs Window Fashions LLC Term Loan B, 6.00%, 05/31/17	1,500	1,478
Tenneco Inc. Term Loan B, 5.00%, 06/03/16	1,995	2,001
Univision Communications First Lien Term Loan, 4.44%, 03/31/17	2,974	2,819
UPC Financing Partnership Term Loan X, 3.69%, 12/31/17	2,897	2,855
Visant Holding Corp. Term Loan B, 5.25%, 12/22/16	2,388	2,373
Warnaco Inc. Term Loan B, 3.75%, 06/17/18	500	502
WaveDivision Holdings LLC Delayed Draw Term Loan B
2.55%, 06/30/14	204	199
2.55%, 06/30/14	794	778
Weather Channel Term Loan, 4.25%, 02/11/17	998	1,000
Wendy’s/Arby’s Restaurants, LLC Term Loan, 5.00%, 05/24/17	1,895	1,894
WideOpenWest Finance LLC 1st Lien New Term Loan
2.69%, 06/28/14	—	—
4.75%, 06/28/14	994	961
WideOpenWest Finance LLC New Term Loan A
6.50%, 06/28/14	—	—
6.71%, 06/28/14	1,987	1,987
Windsor Quality Food Co. Ltd. Term Loan B, 5.07%, 02/09/17	679	678

		109,943
CONSUMER STAPLES - 4.4%
Darling International Term Loan, 5.00%, 12/17/16	400	401
Del Monte New Term Loan B, 4.50%, 02/16/18	3,000	2,990
DineEquity Inc. Term Loan B-1, 4.25%, 10/19/17	657	657
Dole Food Company Term Loan
5.00%, 07/08/18	810	810
5.00%, 07/08/18	1,505	1,503
Dunkin Brands Inc. Term Loan B-2, 4.25%, 11/23/17	2,988	2,982
Michael Foods Group Inc. Term Loan B, 4.25%, 02/25/18	698	698
NBTY Inc. Term Loan B-1, 4.25%, 10/01/17	2,291	2,291
Revlon Consumer Products Term Loan
4.75%, 11/19/17	8	7
4.75%, 11/19/17	493	492
Spectrum Brands Inc. Term Loan
5.00%, 06/17/16	519	522
5.00%, 06/17/16	441	443
6.25%, 06/17/16	8	8
SUPERVALU Inc. Term Loan B-2, 3.44%, 10/05/15	3,135	3,085
Wm. Bolthouse Farms Inc. Term Loan B, 5.50%, 02/11/16	1,942	1,942

		18,831
ENERGY - 1.9%
EquiPower Resources Holdings LLC Term Loan B, 5.75%, 01/26/18	1,995	1,993
Gibson Energy Corp. Term Loan, 5.75%, 06/15/18	1,250	1,241

	Shares/Par (p)	Value
Helix Energy Solutions Group Extended Term Loan
3.69%, 07/01/16	552	550
3.69%, 07/01/16	311	310
5.75%, 07/01/16	1,104	1,099
Hercules Offshore Term Loan, 7.50%, 07/11/13	966	963
Oxbow Carbon LLC Term Loan B-1
3.69%, 05/08/16	1,851	1,843
3.75%, 05/08/16	106	106
Walter Energy Inc. Term Loan B
4.00%, 03/04/18	80	80
4.00%, 03/04/18	80	80
4.00%, 03/04/18	40	40
4.00%, 03/04/18	80	80

		8,385
FINANCIALS - 9.9%
Altegrity Inc. Term Loan, 3.00%, 02/21/15	1,699	1,664
AmWINS Group Inc. 1st Lien Term Loan
2.75%, 06/08/13	578	570
2.76%, 06/08/13	413	408
Asurion LLC Term Loan
5.50%, 06/01/18	455	448
5.50%, 06/01/18	591	583
5.50%, 06/01/18	227	224
5.50%, 06/01/18	727	717
5.50%, 06/01/18	1,000	986
Capital Automotive LLC Term Loan B, 5.00%, 03/15/17	3,466	3,463
CB Richard Ellis Services Inc. Term Loan D, 5.75%, 03/04/18	1,120	1,104
CNO Financial Group, Inc. Term Loan, 6.25%, 09/30/16	2,067	2,070
CPG International I Inc. 1st Lien Term Loan, 6.00%, 02/18/16	1,596	1,594
Fifth Third Processing Solutions LLC. Term Loan B1, 4.50%, 11/03/16	2,000	1,995
First American Payment Systems Term Loan
6.75%, 10/28/16	330	331
6.75%, 10/28/16	648	651
Goodman Global Inc. Initial Term Loan, 5.75%, 10/28/16	2,992	2,997
HarbourVest Partners, LP 1st Lien Term Loan
6.25%, 12/25/16	—	—
6.25%, 12/25/16	923	926
Hub International Holdings, Inc. Delayed Draw Term Loan
2.75%, 06/13/14	84	81
2.75%, 06/13/14	176	170
2.75%, 06/13/14	106	103
Hub International Holdings, Inc. Term Loan B, 2.75%, 06/13/14	1,629	1,576
iPayment Inc. Term Loan B, 5.75%, 05/08/17	743	744
Kar Holdings Inc. Term Loan, 5.00%, 06/15/17	3,000	3,019
KIK Custom Products Inc. Canadian Term Loan, 2.53%, 05/31/14	146	129
KIK Custom Products Inc. U.S. Term Loan, 2.53%, 05/31/14	849	750
Nielsen Finance LLC Term Loan Class C, 3.44%, 05/02/16	2,987	2,969
Nuveen Investments Inc. Extended Term Loan
5.75%, 05/13/17	1,632	1,630
5.77%, 05/13/17	1,206	1,205
5.81%, 05/13/17	162	162
Openlink Financial Inc. Term Loan, 5.25%, 04/27/18	2,250	2,239
Realogy Corp. Extended Term Loan
4.52%, 10/10/16	615	551

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
4.64%, 10/10/16	104	93
Sedgwick CMS Holdings Term Loan B-1, 5.00%, 12/31/16	517	517
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17	3,000	2,937
TransUnion LLC Term Loan, 4.75%, 02/11/18	998	996
West Corp. Term Loan B-4
4.50%, 07/15/16	258	258
4.50%, 07/15/16	439	439
4.52%, 07/15/16	295	294
West Corp. Term Loan B-5, 4.52%, 07/15/16	360	360
West Corp. Term Loan B-6, 4.50%, 07/15/16	225	225
West Corp. Term Loan B-7, 4.50%, 07/15/16	408	408

		42,586
HEALTH CARE - 15.9%
Alere Inc. Term Loan B, 4.50%, 06/30/17	2,000	1,990
Axcan Intermediate Holdings Inc. Term Loan
5.50%, 02/11/17	1,467	1,450
5.50%, 02/11/17	194	192
5.50%, 02/11/17	333	329
Carestream Health Inc. Term Loan, 5.00%, 02/23/17	1,955	1,823
Community Health Systems Delayed Draw Term Loan, 2.50%, 07/25/14	146	141
Community Health Systems Term Loan, 2.50%, 07/25/14	2,842	2,744
Convatec Inc. Dollar Term Loan, 5.75%, 12/22/16	1,990	1,985
Da Vita Inc. Term Loan B, 4.50%, 10/20/16	1,995	1,999
Emergency Medical Services Corp. Term Loan, 5.25%, 05/05/18	500	498
Endo Pharmaceutical Holdings Inc. Term Loan B, 4.00%, 06/15/18	1,000	1,003
Fenwal Inc. 1st Lien Term Loan B, 2.50%, 02/28/14	843	799
Fenwal Inc. Delayed Draw Term Loan, 2.50%, 02/28/14	145	137
Gentiva Health Services Inc. Term Loan B1, 4.75%, 08/17/16	1,987	1,966
Golden Living Communities Term Loan B, 5.00%, 04/28/18	3,000	2,936
Grifols Inc. Term Loan B, 6.00%, 11/23/16	1,000	1,003
HCA Inc. Term Loan B-3, 3.50%, 05/01/18	4,000	3,932
HCR ManorCare Inc. Term Loan, 5.00%, 03/18/18	2,000	1,962
Health Management Associates Inc. Term Loan, 2.00%, 02/28/14	1,989	1,921
Iasis Healthcare Corp. Term Loan B, 5.00%, 05/05/18	2,993	2,978
IMS Health Inc. Dollar Term Loan B
4.50%, 08/26/17	142	142
4.50%, 08/26/17	557	557
4.75%, 08/26/17	474	474
Inventiv Health Inc. Term Loan B, 4.75%, 08/02/16	1,995	1,981
Inverness Medical Innovations 1st Lien Term Loan B
2.19%, 06/26/14	806	802
2.19%, 06/26/14	1,151	1,145
2.19%, 06/26/14	37	37
Kindred Healthcare, Inc. Term Loan, 5.32%, 03/04/18	1,976	1,971
Multiplan Inc. Term Loan, 4.75%, 08/26/17	2,976	2,959
PTS Acquisition Corp. Dollar Term Loan, 2.44%, 04/13/14	1,990	1,896
Quintiles Transnational Corp. Term Loan B, 5.00%, 06/08/18	2,500	2,484

	Shares/Par (p)	Value
Radnet Management Inc. Term Loan B, 5.75%, 04/06/16	1,990	1,984
Renal Advantage Holdings Term Loan B, 5.75%, 12/17/16	1,990	1,997
Select Medical Corp. Term Loan B, 5.50%, 06/01/18	2,250	2,205
Surgical Care Affiliates LLC Term Loan
2.25%, 12/29/14	1,995	1,958
2.25%, 06/30/18	500	495
Team Health Inc. Term Loan B, 3.75%, 06/29/18	1,500	1,497
The TriZetto Group Inc. Term Loan, 4.75%, 05/02/18	2,500	2,476
Universal Health Services Term Loan B, 4.00%, 11/15/16	2,758	2,763
Valitas Health Services Inc. Term Loan B, 5.75%, 06/03/17	2,500	2,492
Vanguard Health Systems Term Loan B, 5.00%, 01/29/16	1,995	1,992
Warner Chilcott Plc Term Loan B-1, 4.25%, 03/15/18	1,051	1,051
Warner Chilcott Plc Term Loan B-2, 4.25%, 03/15/18	525	525
Warner Chilcott Plc Term Loan B-3, 4.25%, 03/15/18	724	724

		68,395
INDUSTRIALS - 9.5%
Aquilex Holdings LLC Term Loan, 6.00%, 04/01/16	997	994
BakerCorp Term Loan, 5.00%, 05/25/18	1,000	1,001
Bombardier Recreational Products Term Loan B
2.78%, 06/28/13	878	854
2.79%, 06/28/13	1,113	1,083
Brickman Group Holdings Term Loan B, 7.25%, 10/14/16	1,990	2,012
Ducommun Inc. Term Loan B, 5.50%, 06/24/17	1,500	1,502
Dyncorp International Inc. Term Loan, 6.25%, 07/07/16	1,824	1,829
Earthbound Holdings III LLC Term Loan, 5.58%, 12/21/16	2,107	2,115
Edwards Ltd. Extended Term Loan, 5.50%, 05/31/16	995	992
Edwards Ltd. Incremental Term Loan, 5.50%, 05/31/16	995	992
EnergySolutions LLC Term Loan B, 6.25%, 08/10/16	1,990	1,995
Hertz Corp. Term Loan B, 3.75%, 03/09/18	2,394	2,380
Manitowoc Company Inc. Term Loan B, 4.25%, 11/12/17	1,500	1,504
Metaldyne LLC Term Loan, 5.25%, 05/18/18	1,995	1,995
Nortek Inc. Incremental Term Loan, 5.25%, 04/26/17	1,500	1,496
Novelis Inc. Term Loan, 3.75%, 03/10/17	995	995
Polypore Inc. Incremental Term Loan, 2.19%, 07/03/14	1,989	1,974
RBS Global & Rexnord LLC Term Loan B
2.69%, 07/19/13	702	695
2.81%, 07/19/13	1,298	1,285
Sensata Technologies BV Term Loan B, 4.00%, 05/12/18	3,000	2,994
Sensus Metering Systems Inc. 1st Lien Term Loan, 4.75%, 05/09/17	1,250	1,252
Swift Transportation Co. Inc. Term Loan, 6.00%, 12/21/16	1,887	1,895
TASC Inc. Term Loan B, 4.50%, 05/04/17	1,160	1,159
TransDigm Inc. Term Loan, 4.06%, 02/14/17	557	558

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Transtar Industries Inc. 1st Lien Term Loan, 4.50%, 12/17/16	1,995	1,998
TriMas Corp. Term Loan
4.25%, 06/21/17	222	222
4.25%, 06/21/17	278	277
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,990	2,001
ValleyCrest Companies LLC Term Loan A, 6.50%, 10/04/16	997	977
		41,026
INFORMATION TECHNOLOGY - 6.9%
Aeroflex Inc. Term Loan, 4.25%, 05/06/18	2,000	1,993
Attachmate Corp. Term Loan, 6.50%, 03/04/17	840	840
AVG Technologies NV Term Loan, 7.50%, 03/15/16	1,700	1,640
CommScope Inc. Term Loan
5.00%, 01/14/18	146	147
5.00%, 01/14/18	1,350	1,357
Epicor Software Corp. Term Loan B, 5.00%, 05/15/18	2,500	2,436
Fidelity National Information Services Term Loan B, 5.25%, 07/18/16	1,995	2,001
First Data Corp. Term Loan, 4.19%, 03/24/18	1,697	1,560
First Data Corp. Term Loan B-3, 2.94%, 09/24/14	181	166
Freescale Semiconductor Inc. Term Loan B, 4.44%, 12/01/16	2,981	2,960
Information Resources Inc. Term Loan B, 6.00%, 11/16/17	1,000	1,003
Kronos Incorporated 1st Lien Term Loan, 2.00%, 06/11/14	995	979
Mediacom Broadband Term Loan D-2, 1.92% , 01/31/15	2,984	2,843
MoneyGram International Inc. Term Loan, 4.50%, 05/04/17	250	250
Nuance Communications Inc. Term Loan B-1, 1.95%, 03/31/13	997	992
Reynolds & Reynolds Term Loan B, 3.75%, 04/11/18	1,500	1,496
SourceHOV Inc. Term Loan B, 6.63%, 04/29/17	1,500	1,444
SunGard Data Systems Inc. Term Loan B
3.88%, 02/28/16	134	133
3.89%, 02/28/16	2,866	2,852
Verint Systems Inc. Term Loan, 4.50%, 04/29/17	2,500	2,492
		29,584
MATERIALS - 7.9%
Berry Plastics Corp. Term Loan, 2.26%, 04/03/15	2,327	2,191
Brenntag Holding GmbH & Co. Acquisition Facility Term Loan
3.50%, 01/20/14	7	7
3.69%, 01/20/14	50	50
3.69%, 01/20/14	69	69
Brenntag Holding GmbH & Co. Term Loan B-2
3.69%, 01/20/14	163	163
3.75%, 01/20/14	56	56
3.75%, 01/20/14	360	358
3.75%, 01/20/14	1,294	1,287
BWAY Holding Corp. Replacement Term Loan B
4.50%, 02/23/18	93	92
4.50%, 02/23/18	19	19
4.50%, 02/23/18	1,662	1,659
4.50%, 02/23/18	78	78
5.00%, 02/23/18	144	143

	Shares/Par (p)	Value
5.50%, 02/23/18	—	—
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/15	1,302	1,303
General Chemical Holding New Term Loan B
5.00%, 10/06/15	1,944	1,947
5.75%, 10/06/15	4	4
Graham Packaging Co. Inc. Term Loan D
6.00%, 09/23/16	10	10
6.00%, 09/23/16	988	989
6.00%, 09/23/16	992	993
Graphic Packaging International, Inc. Term Loan
2.25%, 05/16/14	125	124
2.27%, 05/16/14	357	354
2.27%, 05/16/14	162	161
2.28%, 05/16/14	34	33
2.30%, 05/16/14	408	404
2.30%, 05/16/14	162	161
Hexion US Term Loan C-1B
4.00%, 05/05/15	703	690
4.00%, 05/05/15	1,395	1,369
Hexion US Term Loan C-2B
4.00%, 05/05/15	297	292
4.06%, 05/05/15	590	579
Houghton International Inc. Term Loan B1, 6.84%, 01/31/16	1,986	1,994
Huntsman International LLC Term Loan C
2.44%, 06/30/16	1,947	1,892
2.47%, 06/30/16	1,053	1,023
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	650	652
Nalco Comp. Term Loan B-1
4.50%, 10/06/17	72	73
4.50%, 10/06/17	1,918	1,927
OMNOVA Solutions Inc. Term Loan, 5.75%, 04/25/17	1,990	1,990
Pelican Products Inc. Term Loan, 5.00%, 03/07/17	559	557
Rock-Tenn Co. Term Loan B, 2.94%, 05/27/18	1,482	1,484
Solutia Inc. Term Loan 1, 3.50%, 08/01/17	2,073	2,074
Styron S.A.R.L. Replacement Term Loan, 6.00%, 08/02/17	1,990	1,987
Univar Inc. Term Loan B, 5.00%, 06/30/17	2,828	2,821
		34,059
TELECOMMUNICATION SERVICES - 4.9%
Alaska Communications Inc. Term Loan, 5.50%, 10/21/16	1,995	1,997
Global Tel*Link Corp. Term Loan, 5.00%, 11/10/16	2,169	2,160
Intelsat Jackson Holdings Term Loan B, 5.25%, 04/02/18	3,000	3,006
IPC Information Systems LLC 1st Lien Term Loan
2.50%, 05/31/14	586	567
2.50%, 05/31/14	414	401
nTelos Inc. Term Loan B, 4.00%, 08/07/15	1,995	1,989
SBA Senior Finance II LLC Term Loan, 3.75%, 06/30/18	1,000	1,000
Syniverse Holdings Inc. Term Loan, 5.25%, 12/21/17	1,995	2,003
Targus Information Corp. Initial Term Loan, 7.00%, 12/29/16	981	991
Telcordia Technologies Inc. Term Loan, 6.75%, 04/30/16	1,738	1,736
Telesat LLC U.S. Term Loan I
3.19%, 10/31/14	1,837	1,811
3.19%, 10/31/14	921	908
Telesat LLC U.S. Term Loan II
3.19%, 10/31/14	158	155

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
3.19%, 10/31/14	79	78
TowerCo Finance LLC Term Loan, 5.25%, 02/02/17	250	250
Transaction Network Services 1st Lien Term Loan
6.00%, 11/18/15	1,634	1,637
6.00%, 11/18/15	26	26
Transaction Network Services New Term Loan 1, 6.00%, 11/18/15	314	315
		21,030
UTILITIES - 1.8%
Aes Corp. Term Loan B, 4.25%, 06/08/18	2,993	2,993
Calpine Corp. B-2 Term Loan, 4.50%, 04/01/18	500	494
Calpine Corp. Term Loan, 4.50%, 03/07/18	1,995	1,973
NRG Energy Inc. Term Loan B, 4.00%, 07/01/18	1,000	1,000
Texas Competitive Electric Holdings Extended Term Loan, 4.71%, 10/10/17	1,923	1,503
		7,963
Total Variable Rate Senior Loan Interests (cost $384,517)		381,802
OTHER EQUITY INTERESTS - 0.3%
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r)	1,000	1,133

Total Other Equity Interests (cost $1,125)		1,133
SHORT TERM INVESTMENTS - 6.6%

Investment Companies - 6.6%
State Street Institutional Liquid Reserves Fund, 0.15% (h)	28,457	28,457
Total Short Term Investments (cost $28,457)		28,457
Total Investments - 104.3% (cost $451,018)		448,482
Other Assets and Liabilities, Net - (4.3%)		(18,319)
Total Net Assets - 100.0%		$430,163

JNL/PPM America High Yield Bond Fund (t)

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	18.6%
Financials	10.9
Energy	10.3
Materials	7.5
Telecommunication Services	6.3
Industrials	6.1
Health Care	5.1
Utilities	3.8
Information Technology	3.1
Consumer Staples	2.4
Non-U.S. Government Agency ABS	1.8
Investment Companies	0.5
Short Term Investments	23.6
Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.2%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$1,494	$1,666
American Airlines Pass-Through Trust, 10.38%, 07/02/19	1,362	1,573

	Shares/Par (p)	Value
Banc of America Commercial Mortgage Inc. REMIC
5.68%, 07/10/46	1,305	1,297
5.48%, 01/15/49 (i)	3,000	2,922
Bear Stearns CMBS REMIC, 5.92%, 06/11/50 (i)	359	357
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.76%, 09/11/38 (i)	1,000	935
Citigroup Commercial Mortgage Trust REMIC, 5.70%, 06/10/17 (i)	1,905	1,860
Credit Suisse Mortgage Capital Certificates REMIC
5.75%, 02/15/39 (i)	1,085	1,088
5.78%, 02/15/39 (i)	550	512
5.34%, 12/15/39	112	108
6.32%, 09/15/40 (i)	2,000	1,337
CW Capital Cobalt Ltd. REMIC, 5.29%, 08/15/48	4,000	3,198
Delta Air Lines Inc. Pass-Through Trust
6.38%, 07/02/17 (r)	1,000	960
7.75%, 06/17/21	1,547	1,686
JP Morgan Chase Commercial Mortgage Securities Corp. REMIC, 5.50%, 02/12/17 (i)	2,000	1,605
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.91%, 06/12/46 (i)	515	527
Morgan Stanley Capital I REMIC, 5.90%, 10/15/42 (i)	150	155
United Air Lines Inc. Pass-Through Trust, 10.40%, 11/01/16 (e)	3,521	3,992

Total Non-U.S. Government Agency Asset- Backed Securities (cost $20,207)		25,778
CORPORATE BONDS AND NOTES - 86.8%

CONSUMER DISCRETIONARY - 22.5%
Affinion Group Inc., 11.63%, 11/15/15 (r)	4,000	4,000
Allbritton Communications Co., 8.00%, 05/15/18	2,929	2,980
Allison Transmission Inc., 7.13%, 05/15/19 (r)	2,419	2,352
AMC Entertainment Holdings Inc., 9.75%, 12/01/20 (r)	4,429	4,529
Ameristar Casinos Inc., 7.50%, 04/15/21 (e) (r)	4,747	4,895
Armored Autogroup Inc., 9.25%, 11/01/18 (r)	2,000	1,980
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	6,462	6,375
Beazer Homes USA Inc.
9.13%, 06/15/18	1,000	863
9.13%, 05/15/19 (e) (r)	6,909	5,942
Belo Corp.
8.00%, 11/15/16	393	430
7.25%, 09/15/27	3,000	2,678
Blue Merger Sub Inc., 7.63%, 02/15/19 (e) (r)	4,950	4,999
Boyd Gaming Corp., 9.13%, 12/01/18 (e) (r)	3,183	3,239
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 (e) (r)	495	510
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,084
7.75%, 04/15/18 (e)	512	546
8.00%, 04/15/20 (e)	313	336
CCH II LLC, 13.50%, 11/30/16	1,467	1,727
CCO Holdings LLC, 7.00%, 01/15/19 (e)	3,143	3,237
CityCenter Holdings LLC
7.63%, 01/15/16 (e) (r)	4,709	4,862
10.75%, 01/15/17 (r)	1,429	1,550
CKE Restaurants Inc., 11.38%, 07/15/18 (e)	3,364	3,675
Cooper-Standard Automotive Inc., 8.50%, 05/01/18 (e)	820	865

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Crown Media Holdings Inc., 10.50%, 07/15/19 (q)	1,800	1,859
Delphi Corp., 6.13%, 05/15/21 (e) (r)	7,389	7,297
DISH DBS Corp., 6.75%, 06/01/21 (e) (r)	2,703	2,771
Diversey Inc., 8.25%, 11/15/19	767	899
Dollar General Corp., 11.88%, 07/15/17	1,373	1,565
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	4,000	3,980
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,544
Ford Motor Co., 7.45%, 07/16/31 (e)	9,000	10,203
Giraffe Acquisition Corp., 9.13%, 12/01/18 (e) (r)	2,000	1,880
Hanesbrands Inc.
8.00%, 12/15/16 (e)	370	395
6.38%, 12/15/20 (e)	1,100	1,067
Harrah’s Operating Co. Inc.
5.38%, 12/15/13	4,500	4,252
10.75%, 02/01/16 (e)	1,000	980
11.25%, 06/01/17	1,291	1,425
10.00%, 12/15/18	2,000	1,805
Interactive Data Corp., 10.25%, 08/01/18 (r)	730	794
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,485
J.C. Penney Co. Inc.
6.88%, 10/15/15	1,000	1,098
5.65%, 06/01/20	2,488	2,463
6.38%, 10/15/36	511	457
Jarden Corp., 6.13%, 11/15/22 (e)	857	850
Lear Corp.
7.88%, 03/15/18	1,591	1,710
8.13%, 03/15/20	955	1,029
Lennar Corp., 12.25%, 06/01/17	2,000	2,445
Levi Strauss & Co.
8.88%, 04/01/16 (e)	2,000	2,075
7.63%, 05/15/20 (e)	1,812	1,812
Libbey Glass Inc., 10.00%, 02/15/15	519	563
Live Nation Entertainment Inc., 8.13%, 05/15/18 (r)	574	580
Ltd Brands Inc., 6.63%, 04/01/21	5,960	6,094
MCE Finance Ltd., 10.25%, 05/15/18	3,000	3,341
MDC Partners Inc., 11.00%, 11/01/16	2,279	2,555
Meritage Homes Corp., 6.25%, 03/15/15 (e)	2,000	1,970
MGM Resorts International
6.75%, 04/01/13 (e)	2,600	2,607
7.63%, 01/15/17	925	890
11.38%, 03/01/18	2,000	2,245
9.00%, 03/15/20	329	360
Michaels Stores Inc., 7.75%, 11/01/18 (e) (r)	2,000	2,005
NCL Corp. Ltd., 9.50%, 11/15/18 (e) (r)	920	980
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	4,205	4,415
Newsday Secured Term Loan
10.50%, 08/01/13 (i)	2,000	2,111
10.50%, 12/31/49 (i)	808	853
Nielsen Finance LLC, 11.50%, 05/01/16	288	337
Ono Finance II Plc, 10.88%, 07/15/19 (e) (r)	5,172	5,508
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,679
Petco Animal Supplies Inc., 9.25%, 12/01/18 (e) (r)	3,125	3,320
Phillips-Van Heusen Corp., 7.38%, 05/15/20 (e)	320	342
Pittsburgh Glass Works LLC, 8.50%, 04/15/16 (r)	5,616	5,770
QVC Inc., 7.50%, 10/01/19 (r)	2,649	2,808
Regal Entertainment Group, 9.13%, 08/15/18 (e)	3,215	3,328
Reynolds Group Inc.
7.13%, 04/15/19 (r)	948	941

	Shares/Par (p)	Value
9.00%, 04/15/19 (r)	1,538	1,519
Reynolds Group Issuer Inc., 8.25%, 02/15/21 (r)	4,000	3,740
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	3,500	3,763
Sally Holdings LLC, 10.50%, 11/15/16	1,500	1,601
Scientific Games International Inc., 9.25%, 06/15/19	2,167	2,338
Seminole Indian Tribe of Florida, 7.75%, 10/01/17 (r)	2,583	2,673
ServiceMaster Co., 10.75%, 07/15/15 (r)	3,000	3,165
Seven Seas Cruises S. DE R.L. LLC, 9.13%, 05/15/19 (r)	3,500	3,605
Shea Homes LP, 8.63%, 05/15/19 (r)	5,338	5,258
Sheraton Holding Corp., 7.38%, 11/15/15	1,000	1,133
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (r)	4,000	2,760
Sirius XM Radio Inc.
8.75%, 04/01/15 (r)	3,000	3,308
9.75%, 09/01/15 (e) (r)	1,000	1,100
Standard Pacific Corp.
8.38%, 05/15/18 (e)	983	974
8.38%, 01/15/21 (e)	4,000	3,920
Station Casinos Inc.
6.00%, 04/01/12 (c) (d)	90	—
6.50%, 02/01/14 (c) (d)	1,000	—
6.88%, 03/01/16 (c) (d)	2,175	—
7.75%, 08/15/16 (c) (d)	690	—
6.63%, 03/15/18 (c) (d)	50	—
Tenneco Inc.
7.75%, 08/15/18 (e)	508	532
6.88%, 12/15/20 (e)	2,211	2,250
Ticketmaster Entertainment Inc., 10.75%, 08/01/16	1,125	1,226
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (e) (r)	3,000	3,233
TRW Automotive Inc.
7.00%, 03/15/14 (e) (r)	1,500	1,658
8.88%, 12/01/17 (r)	2,000	2,240
Universal City Development Partners Ltd.
8.88%, 11/15/15	842	937
10.88%, 11/15/16	418	497
Univision Communications Inc.
7.88%, 11/01/20 (e) (r)	1,447	1,483
8.50%, 05/15/21 (e) (r)	6,355	6,339
UPC Germany GmbH, 8.13%, 12/01/17 (e) (r)	2,000	2,125
Virgin Media Inc., 6.50%, 11/15/16	1,000	1,789
Visant Corp., 10.00%, 10/01/17 (e)	4,000	4,140
Visteon Corp., 6.75%, 04/15/19 (r)	3,000	2,895
WMG Holdings Corp., 9.50%, 12/15/14 (e) (k)	3,165	3,280
Wynn Las Vegas LLC, 7.75%, 08/15/20 (e)	3,680	3,997
YCC Holdings LLC, 10.25%, 02/15/16 (e) (r)	947	949
Yonkers Racing Corp, 11.38%, 07/15/16 (r)	3,635	3,944
		267,767
CONSUMER STAPLES - 2.6%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,434
Burger King Holdings Inc., 0.00%, 04/15/19 (e) (k) (r)	6,700	3,869
Dole Food Co. Inc., 8.00%, 10/01/16 (r)	345	361
New Albertson’s Inc.
7.75%, 06/15/26 (e)	1,000	880
8.00%, 05/01/31 (e)	1,000	853
Pernod-Ricard SA, 5.75%, 04/07/21 (r)	5,368	5,604
Pinnacle Foods Finance LLC, 9.25%, 04/01/15	2,000	2,075
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (r)	1,435	1,399
Rite Aid Corp.
9.50%, 06/15/17	1,000	913

See accompanying Notes to the Financial Statements.

78

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
10.25%, 10/15/19 (e)	1,000	1,100
8.00%, 08/15/20 (e)	2,000	2,155
Smithfield Foods Inc., 10.00%, 07/15/14	857	994
Spectrum Brands Inc., 9.50%, 06/15/18 (r)	2,070	2,267
Toys R Us Property Co. I LLC, 10.75%, 07/15/17	3,000	3,338
Tyson Foods Inc., 10.50%, 03/01/14 (e)	929	1,103
Yankee Acquisition Corp.
8.50%, 02/15/15 (e)	2,000	2,060
9.75%, 02/15/17	250	263
		30,668
ENERGY - 12.0%
Aquilex Holdings LLC, 11.13%, 12/15/16	3,225	3,136
Arch Coal Inc.
7.25%, 10/01/20	1,302	1,325
7.25%, 06/15/21 (e) (r)	4,090	4,095
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21 (r)	2,695	2,756
Calumet Specialty Products Partners LP, 9.38%, 05/01/19 (r)	4,766	4,909
Chaparral Energy Inc., 9.88%, 10/01/20 (r)	3,636	3,927
Chesapeake Energy Corp.
6.88%, 08/15/18 (e)	1,824	1,915
6.13%, 02/15/21	4,433	4,488
Chesapeake Midstream Partners LP, 5.88%, 04/15/21 (e) (r)	1,320	1,304
Clayton Williams Energy Inc., 7.75%, 04/01/19 (r)	2,857	2,800
Cloud Peak Energy Resources LLC, 8.50%, 12/15/19 (e)	2,786	3,012
Consol Energy Inc.
8.00%, 04/01/17	718	783
8.25%, 04/01/20	1,191	1,298
6.38%, 03/01/21 (e) (r)	667	664
Copano Energy LLC, 7.13%, 04/01/21	1,684	1,663
Denbury Resources Inc.
9.75%, 03/01/16 (e)	1,251	1,398
6.38%, 08/15/21 (e)	2,302	2,302
Dresser-Rand Group Inc., 6.50%, 05/01/21 (r)	2,100	2,163
El Paso Corp.
7.80%, 08/01/31	2,460	2,871
7.75%, 01/15/32	3,430	3,990
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	7,836
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	860	931
7.03%, 01/15/68 (i)	3,700	3,890
Goodrich Petroleum Corp., 8.88%, 03/15/19 (r)	4,667	4,667
Hilcorp Energy Co., 8.00%, 02/15/20 (e) (r)	2,000	2,150
Holly Corp., 9.88%, 06/15/17	1,000	1,115
Hornbeck Offshore Services Inc., 8.00%, 09/01/17 (e)	3,000	3,022
Laredo Petroleum Inc., 9.50%, 02/15/19 (r)	4,353	4,592
Linn Energy LLC, 6.50%, 05/15/19 (e) (r)	3,572	3,536
MarkWest Energy Partners LP, 8.75%, 04/15/18	1,517	1,654
Newfield Exploration Co., 6.88%, 02/01/20	3,430	3,644
NXP BV, 9.75%, 08/01/18 (r)	2,000	2,240
Overseas Shipholding Group Inc, 7.50%, 02/15/24	3,000	2,520
Penn Virginia Corp., 7.25%, 04/15/19 (e)	2,306	2,231
Plains Exploration & Production Co., 6.63%, 05/01/21 (e)	4,445	4,445
Precision Drilling Corp., 6.63%, 11/15/20 (e)	4,650	4,708
Pride International Inc., 6.88%, 08/15/20	2,970	3,454
QEP Resources Inc., 6.88%, 03/01/21	1,160	1,224

	Shares/Par (p)	Value
Quicksilver Resources Inc.
11.75%, 01/01/16	1,944	2,226
7.13%, 04/01/16	3,428	3,377
Range Resources Corp., 5.75%, 06/01/21 (e)	7,144	7,019
SandRidge Energy Inc.
8.00%, 06/01/18 (r)	1,160	1,183
8.75%, 01/15/20	1,275	1,358
7.50%, 03/15/21 (e) (r)	2,049	2,075
SESI LLC, 6.38%, 05/01/19 (r)	3,067	3,036
Stone Energy Corp., 8.63%, 02/01/17	2,658	2,738
Targa Resources Partners LP
8.25%, 07/01/16	1,000	1,055
6.88%, 02/01/21 (r)	1,342	1,329
Teekay Corp., 8.50%, 01/15/20	459	474
Tesoro Corp.
6.50%, 06/01/17 (e)	2,000	2,040
9.75%, 06/01/19 (e)	378	422
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e)	2,000	1,200
Valero Energy Corp., 9.38%, 03/15/19 (e)	1,767	2,257
W&T Offshore Inc., 8.50%, 06/15/19 (r)	3,000	3,037
		143,484
FINANCIALS - 11.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	6,621
Ally Financial Inc.
6.75%, 12/01/14 (e)	3,000	3,098
8.00%, 11/01/31	2,000	2,165
BAC Capital Trust VI, 5.63%, 03/08/35	4,000	3,446
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (m)	1,500	1,566
Capital One Capital VI, 8.88%, 05/15/40	3,852	3,973
CIT Group Inc.
7.00%, 05/02/16 (q)	5,000	4,981
7.00%, 05/02/17 (q)	11,000	10,972
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	2,050	2,096
CKE Holdings Inc., 10.50%, 03/14/16 (e) (r)	3,000	2,888
CNO Financial Group Inc., 9.00%, 01/15/18 (r)	1,242	1,317
Ford Motor Credit Co. LLC
5.00%, 05/15/18	7,244	7,219
8.13%, 01/15/20 (e)	1,053	1,220
Genworth Financial Inc.
8.63%, 12/15/16	1,416	1,568
7.63%, 09/24/21	2,466	2,495
International Lease Finance Corp.
5.65%, 06/01/14 (e)	4,604	4,604
8.63%, 09/15/15 (e)	2,988	3,238
5.75%, 05/15/16 (e)	2,881	2,837
8.75%, 03/15/17	6,179	6,758
8.88%, 09/01/17 (e)	4,644	5,108
6.25%, 05/15/19	2,490	2,433
8.25%, 12/15/20 (e)	3,003	3,243
Liberty Mutual Group Inc., 7.80%, 03/15/37 (i) (r)	2,300	2,294
Marina District Finance Co. Inc., 9.88%, 08/15/18	6,000	6,225
Nielsen Finance LLC, 7.75%, 10/15/18 (r)	3,019	3,170
Petroplus Finance Ltd., 9.38%, 09/15/19 (e) (r)	1,179	1,185
Pinnacle Foods Finance LLC
10.63%, 04/01/17	1,000	1,066
8.25%, 09/01/17	2,000	2,075
PNC Preferred Funding Trust III, 8.70%, (callable at 100 beginning 03/15/13) (m) (r)	3,000	3,163
SLM Corp., 6.25%, 01/25/16 (e)	6,715	6,967
Springleaf Finance Corp., 6.90%, 12/15/17	5,000	4,587
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (i)	3,969	3,886

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (r)	1,000	1,119
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	5,159	5,095
Washington Mutual Bank, 6.88%, 06/15/13 (c) (d)	1,500	2
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,055
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	2,000	2,040
Weyerhaeuser Co., 7.38%, 03/15/32 (e)	3,000	3,122
		132,897
HEALTH CARE - 6.0%
American Renal Holdings, 8.38%, 05/15/18	427	435
Biomet Inc., 10.38%, 10/15/17	2,000	2,205
Boston Scientific Corp., 6.00%, 01/15/20 (e)	5,000	5,413
Community Health Systems Inc., 8.88%, 07/15/15 (e)	2,733	2,815
DJO Finance LLC, 7.75%, 04/15/18 (e) (r)	4,421	4,404
Endo Pharmaceuticals Holdings Inc.
7.00%, 12/15/20 (r)	2,260	2,322
7.25%, 01/15/22 (e) (r)	1,454	1,476
Fresenius Medical Care US Finance Inc., 5.75%, 02/15/21 (r)	3,667	3,594
HCA Inc.
6.25%, 02/15/13	2,234	2,312
5.75%, 03/15/14	3,561	3,610
6.50%, 02/15/16	4,000	4,070
HealthSouth Corp.
10.75%, 06/15/16 (e)	658	694
7.25%, 10/01/18	1,700	1,772
8.13%, 02/15/20	2,000	2,148
IASIS Healthcare LLC, 8.38%, 05/15/19 (r)	2,800	2,765
Mylan Inc., 7.88%, 07/15/20 (r)	2,216	2,432
Omnicare Inc., 7.75%, 06/01/20	1,436	1,524
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	1,400	1,477
Radnet Management Inc., 10.38%, 04/01/18	5,000	5,113
Res-Care Inc., 10.75%, 01/15/19 (e)	3,555	3,715
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	448	508
US Oncology Inc. Escrow, 0.00%, 02/16/47 (q)	828	14
Valeant Pharmaceuticals International
6.75%, 10/01/17 (r)	812	796
6.88%, 12/01/18 (r)	7,356	7,209
Vanguard Health Holding Co. II LLC, 8.00%, 02/01/18	4,679	4,831
Vanguard Health Systems Inc., 0.00%, 02/01/16 (e) (j)	5,400	3,557
		71,211
INDUSTRIALS - 7.5%
ACCO Brands Corp., 10.63%, 03/15/15	469	524
Air Canada, 9.25%, 08/01/15 (e) (r)	3,000	3,071
Aircastle Ltd., 9.75%, 08/01/18	5,000	5,512
American Commercial Lines Inc., 10.63%, 02/15/16 (e) (r)	4,200	3,927
ARAMARK Corp.
3.77%, 02/01/15 (i)	220	214
8.50%, 02/01/15 (e)	1,900	1,974
8.63%, 05/01/16 (e) (r)	4,967	5,054
ArvinMeritor Inc., 10.63%, 03/15/18 (e)	2,500	2,806
Associated Materials Inc., 9.13%, 11/01/17 (e) (r)	2,000	1,995
Blue Merger Sub Inc., 8.25%, 06/01/19 (r)	3,333	3,300
Bombardier Inc., 7.50%, 03/15/18 (e) (r)	2,730	3,058
Building Materials Corp. of America, 6.75%, 05/01/21 (r)	2,308	2,320
Case New Holland Inc., 7.88%, 12/01/17 (r)	3,925	4,317

	Shares/Par (p)	Value
Columbus McKinnon Corp., 7.88%, 02/01/19	2,000	2,030
Delta Air Lines Inc., 12.25%, 03/15/15 (e) (r)	2,963	3,282
Ducommun Inc., 9.75%, 07/15/18 (r)	1,081	1,111
Dyncorp International Inc., 10.38%, 07/01/17 (e) (r)	5,619	5,759
EnergySolutions Inc., 10.75%, 08/15/18 (r)	5,150	5,433
FGI Operating Co. Inc., 10.25%, 08/01/15 (e)	571	607
Florida East Coast Holdings Corp., 10.50%, 08/01/17 (r)	1,000	1,037
Florida East Coast Railway Corp., 8.13%, 02/01/17 (e) (r)	2,296	2,371
Hertz Corp., 6.75%, 04/15/19 (r)	7,188	7,116
International Wire Group Inc., 9.75%, 04/15/15 (r)	3,000	3,165
L-3 Communications Corp., 6.38%, 10/15/15	1,000	1,028
Liberty Tire Recycling, 11.00%, 10/01/16 (r)	2,000	2,090
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	1,782	1,902
Nortek Inc., 8.50%, 04/15/21 (r)	150	139
Owens Corning, 9.00%, 06/15/19	1,383	1,652
Polymer Group Inc., 7.75%, 02/01/19 (e) (r)	530	531
Spirit Aerosystems Inc., 7.50%, 10/01/17	485	510
TransUnion LLC, 11.38%, 06/15/18 (e)	2,006	2,267
Trimas Corp., 9.75%, 12/15/17	2,500	2,737
United Air Lines Inc., 12.00%, 11/01/13 (r)	2,000	2,145
United Rentals North America Inc., 8.38%, 09/15/20 (e)	1,923	1,947
Western Express Inc., 12.50%, 04/15/15 (e) (r)	3,000	2,835
		89,766
INFORMATION TECHNOLOGY - 3.8%
Amkor Technology Inc., 6.63%, 06/01/21 (e) (r)	6,404	6,164
First Data Corp.
9.88%, 09/24/15	171	176
10.55%, 09/24/15 (e)	248	257
7.38%, 06/15/19 (e) (r)	4,107	4,138
8.25%, 01/15/21 (e) (r)	2,813	2,757
12.63%, 01/15/21 (e) (r)	1,813	1,940
Freescale Semiconductor Inc.
8.05%, 02/01/20 (e) (r)	4,308	4,330
10.75%, 08/01/20 (e) (r)	5,800	6,554
Jabil Circuit Inc., 5.63%, 12/15/20	2,430	2,381
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)	683	709
Seagate HDD Cayman, 7.75%, 12/15/18 (r)	4,734	4,971
Seagate Technology Plc, 7.00%, 11/01/21 (r)	1,388	1,388
Sensata Technologies BV, 6.50%, 05/15/19 (r)	1,879	1,874
SunGard Data Systems Inc., 10.25%, 08/15/15 (e)	2,515	2,603
Unisys Corp., 12.75%, 10/15/14 (r)	257	299
UPC Holding BV, 9.88%, 04/15/18 (r)	1,573	1,746
Viasat Inc., 8.88%, 09/15/16	628	666
Viasystems Group Inc., 12.00%, 01/15/15 (r)	2,000	2,195
		45,148
MATERIALS - 9.2%
AEP Industries Inc., 8.25%, 04/15/19 (r)	1,200	1,203
American Rock Salt Co. LLC, 8.25%, 05/01/18 (r)	2,000	2,007
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (e) (r)	833	877
Atkore International Inc., 9.88%, 01/01/18 (r)	4,000	4,200
Ball Corp., 5.75%, 05/15/21	410	411
Berry Plastics Corp.
9.50%, 05/15/18 (e)	2,000	1,985
9.75%, 01/15/21 (e)	4,000	3,870
Building Materials Corp. of America
6.88%, 08/15/18 (r)	1,582	1,614
7.00%, 02/15/20 (r)	658	689
7.50%, 03/15/20 (r)	1,172	1,234

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
BWAY Holdings Co., 10.00%, 06/15/18	967	1,055
BWAY Parent Co. Inc., 10.13%, 11/01/15 (r)	3,168	3,168
Celanese US Holdings LLC, 5.88%, 06/15/21 (e)	1,778	1,818
Cemex Finance LLC, 9.50%, 12/14/16 (r)	6,417	6,634
Cemex SAB de CV, 9.00%, 01/11/18 (e) (r)	1,779	1,810
Crown Americas LLC, 6.25%, 02/01/21 (e) (r)	6,176	6,238
Exopack Holding Corp., 10.00%, 06/01/18 (r)	6,000	5,955
Ferrexpo Finance Plc, 7.88%, 04/07/16 (e) (r)	3,000	3,086
FMG Resources August 2006 Pty Ltd., 6.88%, 02/01/18 (e) (r)	3,934	3,993
Georgia-Pacific LLC
7.13%, 01/15/17 (r)	4,000	4,217
5.40%, 11/01/20 (e) (r)	1,646	1,677
Gerdau Holdings Inc., 7.00%, 01/20/20 (e) (r)	2,020	2,242
Graphic Packaging International Corp., 7.88%, 10/01/18 (e)	475	504
Hanson Ltd., 6.13%, 08/15/16	1,231	1,299
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,992
Hexion US Finance Corp.
8.88%, 02/01/18	1,641	1,707
9.00%, 11/15/20 (e)	2,000	2,050
Huntsman International LLC
7.38%, 01/01/15	850	869
8.63%, 03/15/20 (e)	769	838
Ineos Finance Plc, 9.00%, 05/15/15 (r)	708	743
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	2,000	1,975
Lyondell Chemical Co., 8.00%, 11/01/17 (e) (r)	4,215	4,689
Mercer International Inc., 9.50%, 12/01/17 (e)	2,000	2,145
Mirabela Nickel Ltd., 8.75%, 04/15/18 (r)	2,847	2,833
Momentive Performance Materials Inc., 9.00%, 01/15/21 (e)	3,000	3,060
Novelis Inc., 8.75%, 12/15/20	7,000	7,560
Omnova Solutions Inc., 7.88%, 11/01/18 (r)	3,066	2,947
Owens-Illinois Inc., 7.80%, 05/15/18 (e)	2,000	2,160
Plastipak Holdings Inc., 10.63%, 08/15/19 (r)	2,400	2,700
Radnor Holdings Corp., 11.00%, 06/15/13 (c) (d) (f) (q)	100	—
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	581
Steel Dynamics Inc., 6.75%, 04/01/15	2,000	2,040
Verso Paper Holdings LLC
11.50%, 07/01/14	1,800	1,917
11.38%, 08/01/16 (e)	1,000	927
8.75%, 02/01/19 (r)	2,583	2,299
Vulcan Materials Co., 7.50%, 06/15/21 (e)	1,333	1,331

		109,149

TELECOMMUNICATION SERVICES - 7.4%
Avaya Inc., 7.00%, 04/01/19 (e) (r)	3,945	3,817
Buccaneer Merger Sub Inc., 9.13%, 01/15/19 (r)	1,960	2,038
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	5,312	5,046
Clearwire Communications LLC, 12.00%, 12/01/17 (e) (r)	4,667	4,889
EH Holding Corp., 7.63%, 06/15/21 (e) (r)	6,734	6,869
Frontier Communications Corp.
8.25%, 04/15/17	938	1,020
8.13%, 10/01/18	882	958
7.13%, 03/15/19 (e)	620	636
8.50%, 04/15/20	3,244	3,536
Inmarsat Finance Plc, 7.38%, 12/01/17 (r)	781	828
Intelsat Jackson Holding Ltd., 7.25%, 10/15/20 (r)	1,990	1,980
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (r)	1,846	1,832
Intelsat Luxembourg SA, 11.25%, 02/04/17	7,500	8,053

	Shares/Par (p)	Value
ITC Deltacom Inc., 10.50%, 04/01/16	3,000	3,135
Level 3 Communications Inc., 11.88%, 02/01/19 (r)	2,000	2,158
Level 3 Escrow Inc., 8.13%, 07/01/19 (e) (r)	1,379	1,386
Nextel Communications Inc.
6.88%, 10/31/13	371	373
5.95%, 03/15/14	2,629	2,626
Qwest Communications International Inc.
8.00%, 10/01/15	1,188	1,292
7.13%, 04/01/18	1,844	1,980
Santander Holdings USA Inc., 4.63%, 04/19/16 (e)	1,100	1,105
Sprint Capital Corp.
6.90%, 05/01/19 (e)	5,000	5,150
6.88%, 11/15/28	6,665	6,315
Sprint Nextel Corp., 6.00%, 12/01/16	2,654	2,651
Telesat Canada
11.00%, 11/01/15	2,000	2,187
12.50%, 11/01/17	500	600
Virgin Media Finance Plc
9.50%, 08/15/16 (e)	2,000	2,260
8.38%, 10/15/19	2,319	2,586
West Corp., 7.88%, 01/15/19 (r)	5,488	5,323
Windstream Corp., 7.75%, 10/15/20	5,333	5,586

		88,215

UTILITIES - 4.6%
AES Corp.
9.75%, 04/15/16	1,355	1,538
8.00%, 10/15/17 (e)	2,000	2,120
8.00%, 06/01/20 (e)	2,000	2,130
7.38%, 07/01/21 (e) (r)	3,367	3,418
Calpine Corp.
7.88%, 07/31/20 (e) (r)	3,000	3,135
7.88%, 01/15/23 (e) (r)	4,149	4,273
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,680
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (r)	5,555	5,509
Dynegy Holdings Inc.
7.75%, 06/01/19	3,500	2,546
7.63%, 10/15/26	125	84
Edison Mission Energy, 7.00%, 05/15/17	2,900	2,349
Energy Future Holdings Corp.
10.88%, 11/01/17	688	588
11.25%, 11/01/17 (e)	745	648
10.00%, 12/01/20	1,380	1,472
GenOn Energy Inc.
7.88%, 06/15/17 (e)	1,500	1,508
9.88%, 10/15/20 (e)	5,956	6,224
GenOn Energy Term Loan B, 6.00%, 09/20/17 (i)	3,174	3,169
Ipalco Enterprises Inc., 7.25%, 04/01/16 (r)	800	887
IPALCO Enterprises Inc., 5.00%, 05/01/18 (e) (r)	1,898	1,854
NRG Energy Inc.
7.63%, 01/15/18 (e) (r)	3,000	3,007
7.88%, 05/15/21 (e) (r)	2,660	2,653
Puget Energy Inc., 6.00%, 09/01/21 (r)	4,669	4,683
Texas Competitive Electric Holdings Co. LLC, 4.69%, 10/10/17	3,758	2,937

		55,475

Total Corporate Bonds and Notes (cost $991,094)		1,033,780

COMMON STOCKS - 2.5%

CONSUMER DISCRETIONARY - 0.4%
DISH Network Corp. - Class A (c)	150	4,601

See accompanying Notes to the Financial Statements. 81

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Home Interior Gift Inc. (c) (f) (q)	429	—
		4,601
CONSUMER STAPLES - 0.3%
B&G Foods Inc.	200	4,124
ENERGY - 0.6%
Chesapeake Energy Corp.	14	425
Inergy LP	95	3,359
Linn Energy LLC	80	3,126

		6,910
FINANCIALS - 0.6%
JPMorgan Chase & Co.	95	3,890
Wells Fargo & Co.	135	3,788

		7,678
HEALTH CARE - 0.2%
DaVita Inc. (c)	35	3,031
MATERIALS - 0.1%
Applied Extrusion Technologies Inc. - Class B (c) (f) (q)	3	—
Rock-Tenn Co. (e)	14	899

		899
TELECOMMUNICATION SERVICES - 0.3%
Manitoba Telecom Services Inc. (q)	1	18
Windstream Corp. (e)	240	3,110

		3,128

Total Common Stocks (cost $25,755)		30,371

PREFERRED STOCKS - 1.6%

FINANCIALS - 1.6%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 12/31/11) (m) (r)	1	953
Ally Financial Inc., 8.50%, (callable at 25 beginning 05/15/16) (m)	480	12,014
Citigroup Capital XIII, 7.88%, (callable at 25 on 10/30/15) (m)	191	5,306
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	50	147
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/20/13), Series T (c) (d) (m)	40	88
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	41
Wells Fargo Capital XII, 7.88%, (callable at 25 beginning 03/15/13) (e) (m)	18	468

Total Preferred Stocks (cost $20,412)		19,017

INVESTMENT COMPANIES - 0.6%
Eaton Vance Senior Floating-Rate Trust	150	2,405
Invesco Van Kampen Senior Income Trust (e)	400	2,016
Pimco Floating Rate Strategy Fund	267	2,872

Total Investment Companies (cost $5,446)		7,293

OTHER EQUITY INTERESTS - 0.1%
Stone Container Finance Co., 7.38%, 07/15/14 (f) (u)	1,375	—
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r) (u)	1,113	1,260

Total Other Equity Interests (cost $1,102)		1,260

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 28.9%

Investment Company - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	39,959	39,959
Securities Lending Collateral - 25.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	303,900	303,900
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	608	592

		304,492

Total Short Term Investments (cost $344,467)		344,451

Total Investments - 122.7% (cost $1,408,483)		1,461,950
Other Assets and Liabilities, Net - (22.7%)		(270,950)

Total Net Assets - 100.0%		$1,191,000

JNL/PPM America Mid Cap Value Fund

Sector Weightings:	Percentage of Total Investments
Industrials	22.9%
Consumer Discretionary	14.5
Financials	13.6
Information Technology	10.4
Energy	9.2
Materials	8.6
Health Care	7.5
Utilities	4.4
Consumer Staples	3.2
Short Term Investments	5.7

Total Investments	100.0%

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 15.3%
Bally Technologies Inc. (c) (e)	57	$2,323
Best Buy Co. Inc.	57	1,800
Macy’s Inc.	133	3,895
Meredith Corp. (e)	99	3,072
Newell Rubbermaid Inc.	251	3,962
Royal Caribbean Cruises Ltd. (c)	54	2,029
Skechers U.S.A. Inc. - Class A (c)	158	2,293
VF Corp.	30	3,268
Viacom Inc. - Class B	32	1,627

		24,269
CONSUMER STAPLES - 3.4%
Corn Products International Inc.	69	3,809
SUPERVALU Inc. (e)	165	1,552

		5,361
ENERGY - 9.7%
Comstock Resources Inc. (c) (e)	108	3,109
Diamond Offshore Drilling Inc. (e)	42	2,936
Helix Energy Solutions Group Inc. (c)	187	3,090
National Oilwell Varco Inc.	28	2,214
Patterson-UTI Energy Inc.	131	4,141

		15,490
FINANCIALS - 14.4%
Allstate Corp.	103	3,129
American Financial Group Inc.	109	3,894
Astoria Financial Corp.	301	3,851
Hartford Financial Services Group Inc.	155	4,093
Lincoln National Corp.	140	3,988

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Reinsurance Group of America Inc.	64	3,883

		22,838
HEALTH CARE - 7.9%
CIGNA Corp.	76	3,919
LifePoint Hospitals Inc. (c)	78	3,060
Owens & Minor Inc.	70	2,415
Teleflex Inc.	52	3,181

		12,575
INDUSTRIALS - 24.2%
Belden Inc.	46	1,586
Con-Way Inc.	81	3,144
Esterline Technologies Corp. (c)	52	3,942
GATX Corp.	83	3,077
Goodrich Corp.	34	3,237
Kennametal Inc.	94	3,972
Lincoln Electric Holdings Inc.	112	4,022
SkyWest Inc.	105	1,574
Spirit Aerosystems Holdings Inc. (c)	187	4,123
Steelcase Inc. - Class A	164	1,873
Terex Corp. (c)	139	3,966
Textron Inc.	167	3,943

		38,459
INFORMATION TECHNOLOGY - 11.0%
Avnet Inc. (c)	123	3,934
Computer Sciences Corp.	80	3,045
Fairchild Semiconductor International Inc. (c)	235	3,927
Omnivision Technologies Inc. (c)	74	2,569
Teradyne Inc. (c)	271	4,009

		17,484
MATERIALS - 9.0%
Allegheny Technologies Inc.	27	1,739
Nucor Corp.	38	1,566
Olin Corp.	99	2,248
PPG Industries Inc.	18	1,643
Reliance Steel & Aluminum Co.	80	3,967
Steel Dynamics Inc.	198	3,218

		14,381
UTILITIES - 4.6%
Edison International	98	3,813
Westar Energy Inc.	131	3,520

		7,333

Total Common Stocks (cost $149,578)		158,189

SHORT TERM INVESTMENTS - 6.1%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (h)	1,048	1,048
Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	8,564	8,564

Total Short Term Investments (cost $9,612)		9,612

Total Investments - 105.6% (cost $159,190)		167,801
Other Assets and Liabilities, Net - (5.6%)		(8,825)

Total Net Assets - 100.0%		$158,976

JNL/PPM America Small Cap Value Fund

Sector Weightings:	Percentage of Total Investments
Industrials	26.7%

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	16.7
Information Technology	11.9
Financials	11.2
Energy	8.6
Health Care	6.9
Consumer Staples	6.2
Materials	4.1
Utilities	1.4
Short Term Investments	6.3

Total Investments	100.0%

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 17.8%
Bally Technologies Inc. (c) (e)	55	$2,250
Bob Evans Farms Inc.	65	2,287
Columbia Sportswear Co.	35	2,200
Jakks Pacific Inc. (c)	122	2,252
K-Swiss Inc. - Class A (c)	73	780
Meredith Corp. (e)	69	2,148
Skechers U.S.A. Inc. - Class A (c)	114	1,649
Superior Industries International Inc. (e)	107	2,372

		15,938
CONSUMER STAPLES - 6.6%
Corn Products International Inc.	24	1,305
Cott Corp. (c)	217	1,825
Hain Celestial Group Inc. (c)	56	1,858
SUPERVALU Inc. (e)	96	907

		5,895
ENERGY - 9.1%
Comstock Resources Inc. (c)	78	2,254
Helix Energy Solutions Group Inc. (c)	132	2,186
Hercules Offshore Inc. (c)	334	1,840
Patterson-UTI Energy Inc.	60	1,890

		8,170
FINANCIALS - 11.9%
American Financial Group Inc.	25	882
Astoria Financial Corp.	172	2,205
Delphi Financial Group Inc. - Class A	80	2,322
Independent Bank Corp.	83	2,189
Reinsurance Group of America Inc.	14	840
SeaBright Insurance Holdings Inc.	227	2,250

		10,688
HEALTH CARE - 7.4%
LifePoint Hospitals Inc. (c)	55	2,134
Owens & Minor Inc.	65	2,245
Teleflex Inc.	37	2,253

		6,632
INDUSTRIALS - 28.4%
Apogee Enterprises Inc.	179	2,298
Belden Inc.	67	2,322
Con-Way Inc.	57	2,208
Esterline Technologies Corp. (c)	29	2,239
GATX Corp.	60	2,212
GenCorp Inc. (c)	336	2,160
Kennametal Inc.	53	2,237
Lincoln Electric Holdings Inc.	48	1,735
SkyWest Inc.	143	2,158
Spirit Aerosystems Holdings Inc. (c)	60	1,314
Steelcase Inc. - Class A	193	2,197
Terex Corp. (c)	82	2,324

		25,404
INFORMATION TECHNOLOGY - 12.7%
Benchmark Electronics Inc. (c)	140	2,313

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Fairchild Semiconductor International Inc. (c)	132	2,199
Omnivision Technologies Inc. (c)	70	2,444
SYNNEX Corp. (c)	69	2,181
Teradyne Inc. (c)	150	2,220

		11,357
MATERIALS - 4.4%
Olin Corp.	99	2,250
Reliance Steel & Aluminum Co.	18	879
Steel Dynamics Inc.	48	780

		3,909
UTILITIES - 1.5%
Westar Energy Inc.	48	1,303

Total Common Stocks (cost $82,237)		89,296

SHORT TERM INVESTMENTS - 6.7%

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	850	850
Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	5,129	5,129

Total Short Term Investments (cost $5,979)		5,979

Total Investments - 106.5% (cost $88,216)		95,275
Other Assets and Liabilities, Net - (6.5%)		(5,780)

Total Net Assets - 100.0%		$89,495

JNL/PPM America Value Equity Fund

Sector Weightings:	Percentage of Total Investments
Financials	23.0%
Information Technology	15.2
Energy	12.8
Consumer Discretionary	11.7
Health Care	10.5
Industrials	10.4
Consumer Staples	6.1
Materials	3.4
Telecommunication Services	3.0
Utilities	1.9
Short Term Investments	2.0

Total Investments	100.0%

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 11.9%
Best Buy Co. Inc.	43	$1,341
Comcast Corp. - Class A	130	3,304
Macy’s Inc.	86	2,521
Newell Rubbermaid Inc.	138	2,176
Royal Caribbean Cruises Ltd. (c)	33	1,238
VF Corp.	18	1,943
Viacom Inc. - Class B	52	2,673

		15,196
CONSUMER STAPLES - 6.2%
Altria Group Inc.	118	3,119
Archer-Daniels-Midland Co.	97	2,916
CVS Caremark Corp.	51	1,905

		7,940
ENERGY - 13.0%
Apache Corp.	26	3,257

	Shares/Par (p)	Value
Chevron Corp.	31	3,209
ConocoPhillips	38	2,820
Diamond Offshore Drilling Inc. (e)	32	2,281
National Oilwell Varco Inc.	23	1,775
Occidental Petroleum Corp.	19	1,925
Patterson-UTI Energy Inc.	43	1,366

		16,633
FINANCIALS - 23.4%
Allstate Corp.	75	2,299
Bank of America Corp.	289	3,171
Goldman Sachs Group Inc.	23	3,008
Hartford Financial Services Group Inc.	127	3,341
JPMorgan Chase & Co.	76	3,099
Lincoln National Corp.	112	3,196
Morgan Stanley	139	3,200
Travelers Cos. Inc.	50	2,890
U.S. Bancorp	104	2,661
Wells Fargo & Co.	114	3,196

		30,061
HEALTH CARE - 10.7%
CIGNA Corp.	62	3,194
Johnson & Johnson	28	1,863
Medtronic Inc.	64	2,462
Merck & Co. Inc.	87	3,077
Pfizer Inc.	151	3,108

		13,704
INDUSTRIALS - 10.6%
Caterpillar Inc.	31	3,279
Goodrich Corp.	20	1,910
Lockheed Martin Corp.	36	2,931
Spirit Aerosystems Holdings Inc. (c)	76	1,663
Terex Corp. (c)	45	1,281
Textron Inc.	108	2,552

		13,616
INFORMATION TECHNOLOGY - 15.5%
Applied Materials Inc.	176	2,289
Avnet Inc. (c)	46	1,479
Computer Sciences Corp.	49	1,868
Hewlett-Packard Co.	89	3,232
Intel Corp.	144	3,200
International Business Machines Corp.	15	2,625
Microsoft Corp.	126	3,286
Texas Instruments Inc.	57	1,855

		19,834
MATERIALS - 3.5%
Allegheny Technologies Inc.	20	1,244
Nucor Corp.	47	1,950
PPG Industries Inc.	14	1,253

		4,447
TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	82	2,563
Verizon Communications Inc.	35	1,310

		3,873
UTILITIES - 1.9%
Edison International	64	2,480

Total Common Stocks (cost $108,191)		127,784

SHORT TERM INVESTMENTS - 2.1%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	601	601

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	1,956	1,956
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	114	111

		2,067

Total Short Term Investments (cost $2,671)		2,668

Total Investments - 101.8% (cost $110,862)		130,452
Other Assets and Liabilities, Net - (1.8%)		(2,266)

Total Net Assets - 100.0%		$128,186

JNL/Red Rocks Listed Private Equity Fund

Sector Weightings:	Percentage of Total Investments
Financials	76.7%
Diversified	11.9
Telecommunication Services	4.5
Industrials	2.1
Rights	0.2
Short Term Investments	4.6

Total Investments	100.0%

COMMON STOCKS - 98.9%

DIVERSIFIED - 12.3%
Holding Companies - Diversified - 12.3%
Ackermans & van Haaren NV	234	$22,732
Aker ASA	655	17,422
HAL Trust NV	126	16,746
Remgro Ltd.	644	10,629
Schouw & Co.	405	10,715
Wendel SA (e)	208	25,514

		103,758
FINANCIALS - 79.7%
Closed - End Funds - 25.1%
AP Alternative Assets LP (e)	1,905	23,432
ARC Capital Holdings Ltd. (c)	8,556	8,642
Candover Investments Plc (c)	733	6,700
Castle Private Equity Ltd. (c)	624	6,386
Conversus Capital LP (c)	1,463	34,402
Electra Private Equity Plc (c)	1,015	28,217
Graphite Enterprise Trust Plc	2,198	13,936
HBM BioVentures AG - Class A (c)	241	14,210
HgCapital Trust Plc	813	14,878
Pantheon International, LLC (c)	851	9,718
Princess Private Equity Holding Ltd.	2,001	18,969
Standard Life European Private Equity Trust Plc	246	638
SVG Capital Plc (c)	7,303	30,709

		210,837
Diversified Financial Services - 24.1%
Blackstone Group LP	2,340	38,750
Brookfield Asset Management Inc. - Class A	665	22,058
GP Investments Ltd. - BDR (c)	4,635	18,116
Intermediate Capital Group Plc	3,680	19,060
KKR & Co. LP	2,455	40,067
Onex Corp.	1,051	40,724
Partners Group Holding AG	87	15,309
Power Corp. of Canada	308	8,587

		202,671
Holding Companies - Diversified - 3.0%
Leucadia National Corp.	747	25,460

	Shares/Par (p)	Value
Investment Companies - 8.5%
Bure Equity AB (c)	1,534	7,712
China Merchants China Direct Investments Ltd.	1,283	2,305
Investor AB (e)	956	21,916
LMS Capital Plc (c)	6,862	6,856
Ratos AB Series B	1,317	25,298
THL Credit Inc.	578	7,514

		71,601
Venture Capital - 19.0%
3i Group Plc	7,627	34,411
Altamir Amboise (c)	1,233	13,989
American Capital Ltd. (c)	1,016	10,087
Apollo Global Management LLC - Class A	1,170	20,121
Deutsche Beteiligungs AG	326	9,140
Eurazeo (e)	523	38,214
Gimv NV (e)	345	21,971
IP Group Plc (c)	7,115	5,652
Marfin Investment Group SA (c)	7,300	6,564

		160,149
INDUSTRIALS - 2.2%
Orkla ASA	1,895	18,019
TELECOMMUNICATION SERVICES - 4.7%
ICG Group Inc. (c)	1,212	14,823
Safeguard Scientifics Inc. (c)	838	15,821
SoftBank Corp.	245	9,221

		49,865

Total Common Stocks (cost $712,390)		832,360

RIGHTS - 0.2%
Eurazeo SA (c)	483	826
HgCapital Trust Plc (c)	210	612

Total Rights (cost $870)		1,438

SHORT TERM INVESTMENTS - 4.8%

Mutual Funds - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	8,017	8,017
Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	32,492	32,492

Total Short Term Investments (cost $40,509)		40,509

Total Investments - 103.9% (cost $753,769)		874,307
Other Assets and Liabilities, Net - (3.9%)		(32,558)

Total Net Assets - 100.0%		$841,749

JNL/S&P Managed Conservative Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Eagle Core Equity Fund (13.3%) (a)	4,139	$31,912
JNL/Goldman Sachs Core Plus Bond Fund (12.6%) (a)	10,017	124,411
JNL/Goldman Sachs Emerging Markets Debt Fund (3.8%) (a)	2,430	35,112
JNL/Goldman Sachs Mid Cap Value Fund (3.0%) (a)	2,072	23,228
JNL/Invesco International Growth Fund (3.8%) (a)	2,384	26,199
JNL/Invesco Large Cap Growth Fund (3.0%) (a)	2,458	32,661
JNL/JPMorgan International Value Fund (3.5%) (a)	3,042	24,394

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
JNL/JPMorgan U.S. Government & Quality Bond Fund (11.3%) (a)	8,620	115,072
JNL/Oppenheimer Global Growth Fund (2.0%) (a)	1,075	12,092
JNL/PIMCO Real Return Fund (5.6%) (a)	9,215	117,118
JNL/PIMCO Total Return Bond Fund (3.6%) (a)	9,735	123,933
JNL/PPM America Floating Rate Income Fund (26.7%) (a)	11,391	115,054
JNL/T. Rowe Price Established Growth Fund (2.1%) (a)	1,795	40,040
JNL/T. Rowe Price Value Fund (3.0%) (a)	3,611	41,270
JNL/T. Rowe Short-Term Bond Fund (18.0%) (a)	20,657	206,575
JNL/WMC Value Fund (3.3%) (a)	2,382	43,156

Total Investment Companies (cost $1,050,925)		1,112,227

Total Investments - 100.0% (cost $1,050,925)		1,112,227
Other Assets and Liabilities, Net - (0.0% )		(156)

Total Net Assets - 100.0%		$1,112,071

JNL/S&P Managed Moderate Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (a)	99	$814
JNL/Goldman Sachs Core Plus Bond Fund (16.0%) (a)	12,706	157,815
JNL/Goldman Sachs Emerging Markets Debt Fund (6.7%) (a)	4,302	62,159
JNL/Goldman Sachs Mid Cap Value Fund (10.2%) (a)	7,011	78,594
JNL/Invesco Global Real Estate Fund (0.8%) (a)	727	6,532
JNL/Invesco International Growth Fund (6.2%) (a)	3,925	43,132
JNL/Invesco Large Cap Growth Fund (10.4%) (a)	8,615	114,496
JNL/JPMorgan International Value Fund (5.9%) (a)	5,194	41,657
JNL/JPMorgan MidCap Growth Fund (15.6%) (a)	2,703	58,838
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.7%) (a)	11,167	149,076
JNL/Lazard Emerging Markets Fund (2.8%) (a)	3,405	40,890
JNL/M&G Global Basics Fund (14.3%) (a)	2,807	43,146
JNL/Oppenheimer Global Growth Fund (7.3%) (a)	3,935	44,265
JNL/PIMCO Real Return Fund (9.5%) (a)	15,680	199,289
JNL/PIMCO Total Return Bond Fund (4.7%) (a)	12,640	160,907
JNL/PPM America Floating Rate Income Fund (30.0%) (a)	12,790	129,184
JNL/T. Rowe Price Established Growth Fund (7.7%) (a)	6,538	145,799
JNL/T. Rowe Price Value Fund (9.8%) (a)	11,897	135,983
JNL/T. Rowe Short-Term Bond Fund (22.6%) (a)	25,964	259,644
JNL/WMC Value Fund (10.3%) (a)	7,468	135,314

Total Investment Companies (cost $1,871,798)		2,007,534

Total Investments - 100.0% (cost $1,871,798)		2,007,534
Other Assets and Liabilities, Net - (0.0% )		(262)

Total Net Assets - 100.0%		$2,007,272

	Shares/Par (p)	Value
JNL/S&P Managed Moderate Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (1.1%) (a)	1,195	$13,293
JNL/Capital Guardian U.S. Growth Equity Fund (7.8%) (a)	1,864	41,631
JNL/Eagle SmallCap Equity Fund (3.0%) (a)	1,018	25,192
JNL/Franklin Templeton International Small Cap Growth Fund (8.1%) (a)	2,295	18,868
JNL/Franklin Templeton Small Cap Value Fund (10.0%) (a)	3,673	41,538
JNL/Goldman Sachs Core Plus Bond Fund (16.8%) (a)	13,350	165,801
JNL/Goldman Sachs Emerging Markets Debt Fund (11.4%) (a)	7,337	106,025
JNL/Goldman Sachs Mid Cap Value Fund (22.3%) (a)	15,282	171,311
JNL/Invesco Global Real Estate Fund (1.3%) (a)	1,111	9,978
JNL/Invesco International Growth Fund (20.0%) (a)	12,619	138,687
JNL/Invesco Large Cap Growth Fund (24.1%) (a)	19,926	264,811
JNL/JPMorgan International Value Fund (20.0%) (a)	17,485	140,229
JNL/JPMorgan MidCap Growth Fund (7.5%) (a)	1,289	28,060
JNL/JPMorgan U.S. Government & Quality Bond Fund (17.4%) (a)	13,246	176,840
JNL/Lazard Emerging Markets Fund (6.9%) (a)	8,391	100,775
JNL/M&G Global Basics Fund (17.8%) (a)	3,480	53,485
JNL/Oppenheimer Global Growth Fund (12.4%) (a)	6,663	74,955
JNL/PIMCO Real Return Fund (11.1%) (a)	18,306	232,669
JNL/PIMCO Total Return Bond Fund (4.4%) (a)	11,762	149,727
JNL/PPM America Floating Rate Income Fund (25.3%) (a)	10,792	108,999
JNL/PPM America High Yield Bond Fund (4.8%) (a)	8,083	56,823
JNL/PPM America Mid Cap Value Fund (9.5%) (a)	1,326	15,167
JNL/T. Rowe Price Established Growth Fund (16.0%) (a)	13,608	303,454
JNL/T. Rowe Price Mid-Cap Growth Fund (6.8%) (a)	3,537	113,012
JNL/T. Rowe Price Value Fund (25.3%) (a)	30,665	350,502
JNL/T. Rowe Short-Term Bond Fund (19.2%) (a)	22,058	220,578
JNL/WMC Value Fund (26.2%) (a)	19,053	345,249

Total Investment Companies (cost $3,207,805)		3,467,659

Total Investments - 100.0% (cost $3,207,805)		3,467,659
Other Assets and Liabilities, Net - (0.0% )		(443)

Total Net Assets - 100.0%		$3,467,216

JNL/S&P Managed Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (4.2%) (a)	4,479	$49,801
JNL/Capital Guardian U.S. Growth Equity Fund (7.3%) (a)	1,739	38,823

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
JNL/Eagle Core Equity Fund (29.1%) (a)	9,035	69,661
JNL/Eagle SmallCap Equity Fund (12.6%) (a)	4,236	104,845
JNL/Franklin Templeton International Small Cap Growth Fund (10.2%) (a)	2,916	23,969
JNL/Franklin Templeton Small Cap Value Fund (13.1%) (a)	4,828	54,604
JNL/Goldman Sachs Core Plus Bond Fund (1.4%) (a)	1,148	14,253
JNL/Goldman Sachs Emerging Markets Debt Fund (8.3%) (a)	5,305	76,651
JNL/Goldman Sachs Mid Cap Value Fund (14.6%) (a)	10,008	112,190
JNL/Invesco Global Real Estate Fund (2.7%) (a)	2,356	21,159
JNL/Invesco International Growth Fund (15.4%) (a)	9,708	106,687
JNL/Invesco Large Cap Growth Fund (23.0%) (a)	19,050	253,180
JNL/JPMorgan International Value Fund (14.1%) (a)	12,339	98,961
JNL/JPMorgan MidCap Growth Fund (6.0%) (a)	1,046	22,775
JNL/JPMorgan U.S. Government & Quality Bond Fund (2.9%) (a)	2,187	29,198
JNL/Lazard Emerging Markets Fund (6.0%) (a)	7,361	88,409
JNL/M&G Global Basics Fund (32.6%) (a)	6,380	98,060
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.9%) (a)	267	7,964
JNL/Oppenheimer Global Growth Fund (13.0%) (a)	6,999	78,741
JNL/PIMCO Real Return Fund (5.9%) (a)	9,677	123,000
JNL/PIMCO Total Return Bond Fund (2.1%) (a)	5,540	70,524
JNL/PPM America High Yield Bond Fund (5.3%) (a)	8,965	63,021
JNL/PPM America Mid Cap Value Fund (9.5%) (a)	1,326	15,167
JNL/T. Rowe Price Established Growth Fund (13.7%) (a)	11,588	258,417
JNL/T. Rowe Price Mid-Cap Growth Fund (7.1%) (a)	3,688	117,832
JNL/T. Rowe Price Value Fund (19.8%) (a)	23,998	274,295
JNL/WMC Value Fund (20.2%) (a)	14,668	265,778

Total Investment Companies (cost $2,287,430)		2,537,965

Total Investments - 100.0% (cost $2,287,430)		2,537,965
Other Assets and Liabilities, Net - (0.0% )		(338)

Total Net Assets - 100.0%		$2,537,627

JNL/S&P Managed Aggressive Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (2.4%) (a)	2,577	$28,655
JNL/Eagle SmallCap Equity Fund (5.2%) (a)	1,751	43,345
JNL/Franklin Templeton International Small Cap Growth Fund (7.0%) (a)	1,982	16,293
JNL/Franklin Templeton Small Cap Value Fund (8.7%) (a)	3,220	36,421
JNL/Goldman Sachs Emerging Markets Debt Fund (2.0%) (a)	1,269	18,329
JNL/Goldman Sachs Mid Cap Value Fund (7.2%) (a)	4,909	55,028

	Shares/Par (p)	Value
JNL/Invesco Global Real Estate Fund (1.0%) (a)	832	7,472
JNL/Invesco International Growth Fund (5.8%) (a)	3,643	40,034
JNL/Invesco Large Cap Growth Fund (7.9%) (a)	6,495	86,315
JNL/JPMorgan International Value Fund (5.6%) (a)	4,901	39,305
JNL/JPMorgan MidCap Growth Fund (4.1%) (a)	706	15,371
JNL/Lazard Emerging Markets Fund (2.6%) (a)	3,131	37,606
JNL/M&G Global Basics Fund (14.7%) (a)	2,885	44,345
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	183	5,436
JNL/Oppenheimer Global Growth Fund (7.9%) (a)	4,247	47,782
JNL/PIMCO Real Return Fund (1.5%) (a)	2,532	32,185
JNL/PPM America High Yield Bond Fund (2.8%) (a)	4,765	33,499
JNL/T. Rowe Price Established Growth Fund (5.5%) (a)	4,642	103,517
JNL/T. Rowe Price Mid-Cap Growth Fund (2.8%) (a)	1,460	46,656
JNL/T. Rowe Price Value Fund (6.4%) (a)	7,750	88,584
JNL/WMC Value Fund (7.2%) (a)	5,211	94,420

Total Investment Companies (cost $832,316)		920,598

Total Investments - 100.0% (cost $832,316)		920,598
Other Assets and Liabilities, Net - (0.0% )		(140)

Total Net Assets - 100.0%		$920,458

JNL/S&P Disciplined Moderate Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.4%) (a)	871	$12,584
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.7%) (a)	1,289	17,206
JNL/Mellon Capital Management International Index Fund (4.9%) (a)	4,935	64,841
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (5.0%) (a)	2,653	39,825
JNL/Mellon Capital Management S&P 500 Index Fund (10.4%) (a)	14,680	164,273
JNL/Mellon Capital Management Small Cap Index Fund (1.7%) (a)	1,028	13,744
JNL/PIMCO Real Return Fund (1.8%) (a)	2,910	36,985
JNL/PIMCO Total Return Bond Fund (1.0%) (a)	2,736	34,834
JNL/PPM America Floating Rate Income Fund (2.9%) (a)	1,247	12,595
JNL/T. Rowe Short-Term Bond Fund (2.6%) (a)	2,988	29,881

Total Investment Companies (cost $383,278)		426,768

Total Investments - 100.0% (cost $383,278)		426,768
Other Assets and Liabilities, Net - (0.0% )		(67)

Total Net Assets - 100.0%		$426,701

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
JNL/S&P Disciplined Moderate Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.4%) (a)	915	$13,224
JNL/Mellon Capital Management 25 Fund (4.9%) (a)	2,024	28,078
JNL/Mellon Capital Management International Index Fund (7.1%) (a)	7,171	94,229
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.1%) (a)	327	9,739
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (5.4%) (a)	2,875	43,158
JNL/Mellon Capital Management S&P 500 Index Fund (13.8%) (a)	19,472	217,893
JNL/Mellon Capital Management Small Cap Index Fund (2.4%) (a)	1,436	19,192
JNL/PIMCO Real Return Fund (1.8%) (a)	2,954	37,539
JNL/PIMCO Total Return Bond Fund (0.5%) (a)	1,354	17,229

Total Investment Companies (cost $412,485)		480,281

Total Investments - 100.0% (cost $412,485)		480,281
Other Assets and Liabilities, Net - (0.0% )		(74)

Total Net Assets - 100.0%		$480,207

JNL/S&P Disciplined Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	235	$3,398
JNL/Mellon Capital Management 25 Fund (1.5%) (a)	617	8,557
JNL/Mellon Capital Management International Index Fund (3.2%) (a)	3,242	42,607
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	182	5,422
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (2.4%) (a)	1,284	19,278
JNL/Mellon Capital Management S&P 500 Index Fund (4.5%) (a)	6,280	70,272
JNL/Mellon Capital Management Small Cap Index Fund (1.3%) (a)	775	10,361
JNL/PIMCO Real Return Fund (0.3%) (a)	564	7,165
JNL/PPM America High Yield Bond Fund (0.4%) (a)	656	4,610

Total Investment Companies (cost $150,656)		171,670

Total Investments - 100.0% (cost $150,656)		171,670
Other Assets and Liabilities, Net - (0.0% )		(26)

Total Net Assets - 100.0%		$171,644

JNL/S&P Competitive Advantage Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	31.9%
Consumer Discretionary	27.8
Industrials	10.1
Health Care	9.5
Materials	6.6

Shares/Par (p)	Value

Energy	3.4
Consumer Staples	3.1
Financials	2.9
Short Term Investments	4.7

Total Investments	100.0%

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 29.1%
Apollo Group Inc. - Class A (c)	300	$13,107
Best Buy Co. Inc.	239	7,508
DeVry Inc.	238	14,048
Family Dollar Stores Inc.	203	10,685
Gap Inc.	478	8,651
RadioShack Corp. (e)	554	7,368
Ross Stores Inc.	157	12,599
Starbucks Corp.	333	13,166
TJX Cos. Inc.	224	11,752

		98,884
CONSUMER STAPLES - 3.2%
Sysco Corp.	350	10,902
ENERGY - 3.6%
Southwestern Energy Co. (c)	280	12,018
FINANCIALS - 3.0%
Federated Investors Inc. - Class B (e)	430	10,262
HEALTH CARE - 9.9%
Eli Lilly & Co.	301	11,313
Gilead Sciences Inc. (c)	278	11,512
Varian Medical Systems Inc. (c)	154	10,794

		33,619
INDUSTRIALS - 10.6%
Lockheed Martin Corp.	150	12,143
Rockwell Collins Inc.	182	11,229
WW Grainger Inc.	82	12,549

		35,921
INFORMATION TECHNOLOGY - 33.3%
Apple Inc. (c)	33	11,009
Intel Corp.	480	10,648
International Business Machines Corp.	72	12,374
Lexmark International Inc. - Class A (c)	282	8,244
MasterCard Inc. - Class A	43	12,972
Microsoft Corp.	405	10,525
Paychex Inc.	358	10,984
Teradata Corp. (c)	248	14,945
Texas Instruments Inc.	319	10,477
Western Digital Corp. (c)	305	11,082

		113,260
MATERIALS - 6.9%
Ecolab Inc.	212	11,965
Sherwin-Williams Co.	138	11,538

		23,503

Total Common Stocks (cost $300,341)		338,369

SHORT TERM INVESTMENTS - 4.9%

Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	2,167	2,167
Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	14,499	14,499

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	180	175
		14,674

Total Short Term Investments (cost $16,846)		16,841

Total Investments - 104.5% (cost $317,187)		355,210
Other Assets and Liabilities, Net - (4.5%)		(15,354)

Total Net Assets - 100.0%		$339,856

JNL/S&P Dividend Income & Growth Fund

Sector Weightings:	Percentage of Total Investments
Energy	11.5%
Consumer Discretionary	10.2
Materials	9.8
Health Care	9.8
Financials	9.8
Industrials	9.5
Information Technology	9.3
Utilities	9.3
Consumer Staples	9.2
Telecommunication Services	9.2
Short Term Investments	2.4

Total Investments	100.0%

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 10.4%
Home Depot Inc.	560	$20,273
McDonald’s Corp.	216	18,213
VF Corp. (e)	204	22,144

		60,630
CONSUMER STAPLES - 9.4%
Clorox Co.	272	18,345
Kimberly-Clark Corp.	272	18,082
Sysco Corp.	579	18,065

		54,492
ENERGY - 11.7%
Chevron Corp.	209	21,474
Exxon Mobil Corp.	242	19,669
Marathon Oil Corp.	505	26,599

		67,742
FINANCIALS - 10.0%
Kimco Realty Corp.	1,009	18,811
M&T Bank Corp.	218	19,213
Public Storage	175	19,958

		57,982
HEALTH CARE - 10.0%
Bristol-Myers Squibb Co.	666	19,289
Merck & Co. Inc.	491	17,319
Pfizer Inc.	1,038	21,379

		57,987
INDUSTRIALS - 9.7%
Lockheed Martin Corp.	249	20,123
Pitney Bowes Inc. (e)	771	17,726
Raytheon Co.	366	18,231

		56,080
INFORMATION TECHNOLOGY - 9.5%
Automatic Data Processing Inc.	379	19,987
Intel Corp.	801	17,749

	Shares/Par (p)	Value
Microsoft Corp.	671	17,446

		55,182
MATERIALS - 10.0%
Air Products & Chemicals Inc.	195	18,638
PPG Industries Inc.	216	19,579
Praxair Inc.	183	19,796

		58,013
TELECOMMUNICATION SERVICES - 9.4%
AT&T Inc.	605	19,003
CenturyTel Inc.	394	15,914
Verizon Communications Inc.	525	19,553

		54,470
UTILITIES - 9.5%
Consolidated Edison Inc.	348	18,506
PPL Corp.	662	18,415
Southern Co.	448	18,106

		55,027

Total Common Stocks (cost $503,334)		577,605

SHORT TERM INVESTMENTS - 2.5%

Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	3,450	3,450
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	10,480	10,480
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	216	210

		10,690

Total Short Term Investments (cost $14,146)		14,140

Total Investments - 102.1% (cost $517,480)		591,745
Other Assets and Liabilities, Net - (2.1%)		(11,994)

Total Net Assets - 100.0%		$579,751

JNL/S&P Intrinsic Value Fund

Sector Weightings:	Percentage of Total Investments
Health Care	35.5%
Information Technology	18.5
Consumer Discretionary	15.5
Industrials	12.1
Materials	6.8
Telecommunication Services	3.1
Utilities	2.6
Short Term Investments	5.9

Total Investments	100.0%

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 16.4%
GameStop Corp. - Class A (c) (e)	629	$16,779
H&R Block Inc.	996	15,974
RadioShack Corp.	694	9,235
VF Corp.	151	16,418
Washington Post Co. - Class B (e)	33	13,991

		72,397
HEALTH CARE - 37.5%
Abbott Laboratories	271	14,240
Aetna Inc.	380	16,755
AmerisourceBergen Corp.	362	14,977

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Amgen Inc. (c)	239	13,948
Cardinal Health Inc.	312	14,163
CIGNA Corp.	304	15,618
Humana Inc.	201	16,161
Medtronic Inc.	375	14,457
Quest Diagnostics Inc.	224	13,265
UnitedHealth Group Inc.	307	15,840
Zimmer Holdings Inc. (c)	255	16,090

		165,514
INDUSTRIALS - 12.8%
General Dynamics Corp.	190	14,193
L-3 Communications Holdings Inc.	178	15,606
Pitney Bowes Inc.	575	13,220
Raytheon Co.	273	13,589

		56,608
INFORMATION TECHNOLOGY - 19.5%
Dell Inc. (c)	949	15,824
Fiserv Inc. (c)	228	14,256
Harris Corp.	285	12,862
Microsoft Corp.	501	13,021
Symantec Corp. (c)	748	14,758
Total System Services Inc.	832	15,462

		86,183
MATERIALS - 7.1%
Ball Corp.	382	14,682
MeadWestvaco Corp.	504	16,802

		31,484
TELECOMMUNICATION SERVICES - 3.3%
Verizon Communications Inc.	393	14,629
UTILITIES - 2.8%
Entergy Corp.	178	12,125

Total Common Stocks (cost $388,518)		438,940

SHORT TERM INVESTMENTS - 6.3%
Investment Company - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	5,139	5,139
Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	22,177	22,177
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	233	227

		22,404

Total Short Term Investments (cost $27,549)		27,543

Total Investments - 105.7% (cost $416,067)		466,483
Other Assets and Liabilities, Net - (5.7%)		(25,044)

Total Net Assets - 100.0%		$441,439

JNL/S&P Total Yield Fund

Sector Weightings:	Percentage of Total Investments
Financials	29.5%
Consumer Discretionary	23.0
Industrials	12.9
Health Care	8.4
Telecommunication Services	7.1
Materials	3.7
Energy	3.4
Information Technology	3.1

	Shares/Par (p)	Value
Consumer Staples	2.9
Short Term Investments	6.0

Total Investments	100.0%

COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 24.2%
DR Horton Inc.	914	$10,524
Gannett Co. Inc.	703	10,069
Gap Inc.	432	7,818
H&R Block Inc.	728	11,682
Limited Brands Inc.	272	10,475
O’Reilly Automotive Inc. (c)	152	9,987
RadioShack Corp.	500	6,661
Washington Post Co. - Class B (e)	24	10,193

		77,409
CONSUMER STAPLES - 3.0%
SUPERVALU Inc. (e)	1,015	9,552
ENERGY - 3.6%
ConocoPhillips	153	11,514
FINANCIALS - 31.1%
American Express Co.	212	10,972
Bank of America Corp.	842	9,228
Capital One Financial Corp.	246	12,724
Chubb Corp.	162	10,122
Citigroup Inc.	220	9,142
Goldman Sachs Group Inc.	59	7,794
JPMorgan Chase & Co.	245	10,016
Legg Mason Inc.	281	9,215
State Street Corp.	212	9,577
Vornado Realty Trust	113	10,526

		99,316
HEALTH CARE - 8.9%
Biogen Idec Inc. (c)	143	15,319
WellPoint Inc.	164	12,954

		28,273
INDUSTRIALS - 13.6%
General Electric Co.	582	10,979
Huntington Ingalls Industries Inc. (c)	24	826
L-3 Communications Holdings Inc.	131	11,457
Northrop Grumman Systems Corp.	149	10,363
Textron Inc.	412	9,734

		43,359
INFORMATION TECHNOLOGY - 3.2%
Fiserv Inc. (c)	166	10,389
MATERIALS - 3.9%
MeadWestvaco Corp.	371	12,353
TELECOMMUNICATION SERVICES - 7.4%
Sprint Nextel Corp. (c)	2,425	13,072
Verizon Communications Inc.	287	10,669

		23,741

Total Common Stocks (cost $288,560)		315,906

SHORT TERM INVESTMENTS - 6.4%
Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	1,722	1,722
Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	18,043	18,043

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	543	529

		18,572

Total Short Term Investments (cost $20,308)		20,294

Total Investments - 105.3% (cost $308,868)		336,200
Other Assets and Liabilities, Net - (5.3%)		(16,902)

Total Net Assets - 100.0%		$319,298

JNL/S&P 4 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/S&P Competitive Advantage Fund (69.2%) (a)	20,363	$235,402
JNL/S&P Dividend Income & Growth Fund (42.3%) (a)	22,947	245,529
JNL/S&P Intrinsic Value Fund (57.3%) (a)	22,106	253,115
JNL/S&P Total Yield Fund (75.7%) (a)	23,110	241,728

Total Investment Companies (cost $747,133)		975,774

Total Investments - 100.0% (cost $747,133)		975,774
Other Assets and Liabilities, Net - (0.0% )		(54)

Total Net Assets - 100.0%		$975,720

JNL/T.Rowe Price Established Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	30.9%
Consumer Discretionary	17.8
Industrials	16.3
Energy	8.2
Health Care	6.8
Financials	6.3
Materials	5.3
Telecommunication Services	3.6
Consumer Staples	2.0
Short Term Investments	2.8

Total Investments	100.0%

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 17.6%
Amazon.com Inc. (c)	349	$71,387
Carmax Inc. (c)	406	13,417
Chipotle Mexican Grill Inc. - Class A (c)	43	13,160
Coach Inc.	243	15,561
Marriott International Inc. - Class A	500	17,730
Nike Inc. - Class B	240	21,568
Priceline.com Inc. (c)	42	21,612
Starbucks Corp.	493	19,476
Starwood Hotels & Resorts Worldwide Inc.	242	13,567
Walt Disney Co.	379	14,784
Other Securities		110,228

		332,490

CONSUMER STAPLES - 2.0%
Costco Wholesale Corp.	178	14,453
Green Mountain Coffee Roasters Inc. (c)	143	12,755
Other Securities		11,204

		38,412

	Shares/Par (p)	Value
ENERGY - 8.3%
Cameron International Corp. (c)	265	13,332
EOG Resources Inc.	170	17,721
FMC Technologies Inc. (c)	405	18,136
Occidental Petroleum Corp.	200	20,787
Schlumberger Ltd.	359	31,009
Suncor Energy Inc.	469	18,322
Other Securities		38,050

		157,357
FINANCIALS - 6.5%
American Express Co.	522	27,008
Franklin Resources Inc.	221	29,041
IntercontinentalExchange Inc. (c)	109	13,531
Invesco Ltd.	647	15,128
JPMorgan Chase & Co.	327	13,379
Other Securities		24,107

		122,194
HEALTH CARE - 6.9%
Express Scripts Inc. (c)	472	25,462
McKesson Corp.	287	23,974
Other Securities		81,247

		130,683
INDUSTRIALS - 16.6%
3M Co.	161	15,280
Boeing Co.	217	16,050
Danaher Corp.	1,089	57,717
Fastenal Co. (e)	623	22,418
FedEx Corp.	338	32,040
Precision Castparts Corp.	152	24,977
Union Pacific Corp.	203	21,152
United Parcel Service Inc. - Class B	220	16,067
Other Securities		109,203

		314,904
INFORMATION TECHNOLOGY - 31.4%
Accenture Plc - Class A	357	21,588
Apple Inc. (c)	403	135,107
Baidu.com - ADR (c)	328	45,991
Broadcom Corp. - Class A	394	13,254
Corning Inc.	1,462	26,539
eBay Inc. (c)	573	18,478
Google Inc. - Class A (c)	121	61,424
Juniper Networks Inc. (c)	585	18,421
MasterCard Inc. - Class A	118	35,679
QUALCOMM Inc.	923	52,434
Rovi Corp. (c)	221	12,682
Tencent Holdings Ltd.	647	17,560
Visa Inc. - Class A	217	18,267
Other Securities		116,997

		594,421
MATERIALS - 5.4%
BHP Billiton Ltd.	387	18,190
Praxair Inc.	404	43,833
Other Securities		39,935

		101,958
TELECOMMUNICATION SERVICES - 3.7%
American Tower Corp. - Class A (c)	644	33,656
Crown Castle International Corp. (c)	873	35,626

		69,282

Total Common Stocks (cost $1,498,391)		1,861,701

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
PREFERRED STOCKS - 0.6%

CONSUMER DISCRETIONARY - 0.6%
Other Securities		10,126

Total Preferred Stocks (cost $7,246)		10,126

SHORT TERM INVESTMENTS - 2.8%
Investment Companies - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	299	299
T. Rowe Price Reserves Investment Fund, 0.13% (a) (h)	23,065	23,065
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	29,255	29,255
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	1,248	1,216

		30,471

Total Short Term Investments (cost $53,867)		53,835

Total Investments - 101.8% (cost $1,559,504)		1,925,662
Other Assets and Liabilities, Net - (1.8%)		(33,502)

Total Net Assets - 100.0%		$1,892,160

JNL/T.Rowe Price Mid-Cap Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	23.6%
Industrials	17.0
Health Care	15.8
Consumer Discretionary	10.8
Energy	8.9
Financials	8.7
Materials	3.0
Consumer Staples	2.1
Utilities	1.2
Short Term Investments	8.9

Total Investments	100.0%

COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 11.1%
Carmax Inc. (c)	570	$18,850
Discovery Communications Inc. - Class A (c)	231	9,462
Discovery Communications Inc. - Class C (c)	289	10,563
Dollar General Corp. (c)	690	23,384
Liberty Media Corp. - Starz (c)	119	8,976
Liberty Media Corp. - Interactive (c)	718	12,041
Marriott International Inc. - Class A	487	17,284
O’Reilly Automotive Inc. (c)	246	16,116
Other Securities		67,938

		184,614
CONSUMER STAPLES - 2.2%
Shoppers Drug Mart Corp. (e)	460	18,935
Other Securities		17,727

		36,662
ENERGY - 9.4%
Consol Energy Inc.	318	15,417
EQT Corp.	324	17,016
McDermott International Inc. (c)	979	19,394
QEP Resources Inc.	323	13,511
Range Resources Corp.	364	20,202

	Shares/Par (p)	Value
Other Securities		69,711

		155,251
FINANCIALS - 9.1%
AON Corp.	279	14,313
MSCI Inc. - Class A (c)	459	17,295
TD Ameritrade Holding Corp.	718	14,008
Other Securities		105,614

		151,230
HEALTH CARE - 16.7%
CareFusion Corp. (c)	527	14,318
Cephalon Inc. (c)	188	15,021
Covance Inc. (c)	318	18,880
CR Bard Inc.	159	17,468
Dentsply International Inc.	404	15,384
Henry Schein Inc. (c)	258	18,470
Valeant Pharmaceuticals International Inc. (e)	412	21,397
Other Securities		155,625

		276,563
INDUSTRIALS - 17.8%
AMETEK Inc.	636	28,556
Babcock & Wilcox Co. (c)	568	15,739
Fastenal Co. (e)	599	21,558
Gardner Denver Inc.	273	22,946
Hertz Global Holdings Inc. (c)	897	14,244
IDEX Corp.	359	16,460
IHS Inc. - Class A (c)	272	22,690
Manpower Inc.	255	13,681
Quanta Services Inc. (c)	798	16,120
Roper Industries Inc.	279	23,241
Textron Inc.	721	17,023
WABCO Holdings Inc. (c)	204	14,088
Other Securities		69,270

		295,616
INFORMATION TECHNOLOGY - 24.7%
Dolby Laboratories Inc. - Class A (c)	318	13,502
Fiserv Inc. (c)	279	17,474
FLIR Systems Inc.	408	13,754
Gartner Inc. - Class A (c)	482	19,412
Global Payments Inc.	417	21,267
JDS Uniphase Corp. (c)	1,197	19,942
Motorola Mobility Holdings Inc. (c)	605	13,334
National Semiconductor Corp.	715	17,596
Nuance Communications Inc. (c)	1,153	24,755
Red Hat Inc. (c)	358	16,432
Rovi Corp. (c)	287	16,462
Trimble Navigation Ltd. (c)	408	16,173
Western Union Co.	878	17,586
Xilinx Inc.	478	17,433
Other Securities		163,855

		408,977
MATERIALS - 3.1%
Agnico-Eagle Mines Ltd.	245	15,467
Other Securities		36,594

		52,061
UTILITIES - 1.2%
Calpine Corp. (c)	1,245	20,082

Total Common Stocks (cost $1,241,192)		1,581,056

PREFERRED STOCKS - 0.5%

CONSUMER DISCRETIONARY - 0.3%
Other Securities		4,061

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 0.2%
Other Securities		3,435

Total Preferred Stocks (cost $7,496)		7,496

CORPORATE BONDS AND NOTES - 0.1%

INDUSTRIALS - 0.1%
Other Securities		1,203

Total Corporate Bonds and Notes (cost $1,335)		1,203

SHORT TERM INVESTMENTS - 9.4%
Investment Companies - 3.7%
JNL Money Market Fund, 0.01% (a) (h)	2,753	2,753
T. Rowe Price Reserves Investment Fund, 0.13% (a) (h)	58,424	58,424
Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	92,195	92,195
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	2,655	2,586

		94,781

Total Short Term Investments (cost $156,027)		155,958

Total Investments - 105.3% (cost $1,406,050)		1,745,713
Other Assets and Liabilities, Net - (5.3%)		(87,086)

Total Net Assets - 100.0%		$1,658,627

JNL/T.Rowe Price Short-Term Bond Fund

Sector Weightings:	Percentage of Total Investments
U.S. Government Agency MBS	21.4%
Financials	20.1
Non-U.S. Government Agency ABS	13.4
Government Securities	7.4
Energy	4.3
Health Care	4.1
Consumer Discretionary	3.9
Utilities	3.5
Telecommunication Services	3.1
Consumer Staples	2.9
Information Technology	2.5
Materials	1.7
Industrials	1.1
Investment Companies	0.1
Short Term Investments	10.5

Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.9%
Ally Auto Receivables Trust
1.45%, 05/15/14	$1,815	$1,828
1.38%, 07/15/14	3,119	3,139
0.97%, 08/17/15	1,155	1,152
1.98%, 04/15/16	2,885	2,914
1.61%, 05/16/16	2,140	2,125
AmeriCredit Automobile Receivables Trust
0.97%, 01/15/13	248	248
3.72%, 11/17/14	355	365
1.61%, 10/08/15	1,895	1,910
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	706

	Shares/Par (p)	Value
4.62%, 07/10/43	3,200	3,257
5.55%, 02/10/51	543	554
Bank of America Auto Trust, 1.31%, 07/15/14	3,520	3,543
Bear Stearns Commercial Mortgage Securities, 5.20%, 01/12/41	880	946
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.61%, 02/11/13	2,065	2,130
5.75%, 09/11/42	2,640	2,890
5.70%, 06/11/50	960	1,018
Cabela’s Master Credit Card Trust
5.26%, 10/15/14 (r)	300	303
1.64%, 01/16/18 (i) (r)	1,700	1,759
CarMax Auto Owner Trust
4.79%, 02/15/13	465	473
1.56%, 07/15/14	1,325	1,333
1.41%, 02/16/15	2,490	2,512
2.04%, 10/15/15	2,420	2,468
3.75%, 12/15/15	660	693
4.88%, 08/15/16	420	450
Chase Issuance Trust, 5.12%, 10/15/14	4,345	4,600
Citibank Credit Card Issuance Trust, 0.51%, 10/07/13 (i)	2,350	2,348
Citicorp Mortgage Securities Inc. REMIC, 5.50%, 12/25/33	661	664
CitiFinancial Auto Issuance Trust
2.59%, 10/15/13 (r)	1,538	1,554
3.15%, 08/15/16 (r)	3,690	3,792
CNH Equipment Trust
1.85%, 12/16/13	369	370
1.54%, 07/15/14	1,287	1,294
1.03%, 11/17/14	1,630	1,634
3.00%, 08/17/15	2,445	2,510
Commercial Mortgage Loan Trust REMIC
6.01%, 09/10/12 (i)	1,758	1,782
6.01%, 12/10/49 (i)	940	976
Commercial Mortgage Pass-Through Certificate REMIC, 5.36%, 07/10/37 (i)	1,300	1,410
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 01/15/12 (i)	1,455	1,561
Discover Card Master Trust
1.49%, 12/15/14 (i)	3,500	3,541
0.84%, 09/15/15 (i)	3,090	3,115
0.54%, 08/15/16 (i)	3,570	3,582
Ford Credit Auto Lease Trust
1.03%, 07/15/14	2,700	2,700
1.34%, 09/15/14	2,455	2,455
Ford Credit Auto Owner Trust
1.51%, 01/15/14	1,715	1,725
0.98%, 10/15/14	2,500	2,510
2.42%, 11/15/14	1,823	1,871
8.14%, 02/15/16 (r)	415	466
Ford Credit Floorplan Master Owner Trust
4.20%, 02/15/17 (r)	438	471
REMIC, 1.50%, 09/15/15	3,700	3,715
Fosse Master Issuer Plc REMIC, 1.62%, 10/18/54 (i) (r)	955	954
GE Capital Credit Card Master Note Trust, 2.21%, 06/15/16	3,770	3,859
GE Equipment Midticket LLC, 0.94%, 07/14/14 (r)	2,710	2,713
GMAC Commercial Mortgage Securities Inc. REMIC, 4.08%, 05/10/36	1,910	1,984
GS Auto Loan Trust, 5.48%, 12/15/14	1,827	1,884
GS Mortgage Securities Corp. II REMIC
2.33%, 12/10/15 (r)	4,837	4,916
5.80%, 08/10/45 (i)	1,065	1,126

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Honda Auto Receivables Owner Trust
1.25%, 10/21/13	1,583	1,591
1.34%, 03/18/14	1,890	1,903
1.98%, 05/23/16	545	555
1.55%, 08/18/17	1,695	1,700
HSBC Home Equity Loan Trust REMIC, 0.34%, 03/20/36 (i)	1,512	1,389
John Deere Owner Trust, 1.57%, 10/15/13	422	424
JP Morgan Chase Commercial Mortgage Securities Corp. REMIC
1.87%, 11/15/15 (r)	2,479	2,497
4.68%, 07/15/42	1,128	1,161
JP Morgan Mortgage Trust REMIC, 2.77%, 07/25/35 (i)	386	325
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 1.53%, 07/15/46 (r)	4,125	4,128
MMAF Equipment Finance LLC, 2.37%, 11/15/13 (r)	1,371	1,382
Morgan Stanley Capital I
4.78%, 12/13/41	950	1,016
REMIC, 4.99%, 08/13/42	1,565	1,694
REMIC, 6.46%, 01/11/43 (i)	2,430	2,632
Navistar Financial Corp. Owner Trust, 1.08%, 03/18/14 (r)	1,425	1,426
Nissan Auto Lease Trust, 3.51%, 11/17/14	752	753
Nissan Auto Receivables Owner Trust, 1.18%, 02/16/15	1,875	1,886
Porsche Financial Auto Securitization Trust, 1.19%, 12/17/18 (r)	915	912
RSB Bondco LLC, 5.72%, 04/01/18	4,690	5,279
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	250	253
SMART Trust, 1.77%, 12/14/13 (r)	1,280	1,288
Structured Asset Securities Corp. REMIC, 2.55%, 09/25/33 (i)	767	688
Thornburg Mortgage Securities Trust REMIC, 0.31%, 07/25/36 (i)	1,335	1,315
Toyota Auto Receivables Owner Trust, 1.47%, 01/17/17	1,385	1,400
USAA Auto Owner Trust
1.30%, 06/16/14	902	906
2.14%, 09/15/15	895	915
Volkswagen Auto Loan Enhanced Trust, 1.22%, 06/20/15	5,030	5,059
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	722
Wells Fargo & Co. Commercial Mortgage Trust, 2.50%, 02/15/44 (r)	1,194	1,219
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.75%, 04/25/35 (i)	2,528	2,434
World Financial Network Credit Card Master Trust
3.79%, 05/15/16	570	584
4.66%, 05/15/17	3,640	3,884

Total Non-U.S. Government Agency Asset- Backed Securities (cost $159,785)		160,118

CORPORATE BONDS AND NOTES - 49.1%

CONSUMER DISCRETIONARY - 4.1%
Anglo American Capital Plc, 2.15%, 09/27/13 (r)	2,040	2,067
COX Communications Inc., 5.45%, 12/15/14	3,025	3,371
Daimler Finance North America LLC, 0.86%, 03/28/14 (i) (r)	4,380	4,382
DIRECTV Holdings LLC, 4.75%, 10/01/14	5,460	5,977
Home Depot Inc., 5.25%, 12/16/13	2,600	2,841
Interpublic Group of Cos. Inc., 6.25%, 11/15/14	2,946	3,263
Johnson Controls Inc., 0.68%, 02/04/14 (i)	4,385	4,400

	Shares/Par (p)	Value
NBC Universal Inc., 2.10%, 04/01/14 (r)	4,260	4,316
Staples Inc., 9.75%, 01/15/14 (l)	4,125	4,911
TCM Sub LLC, 3.55%, 01/15/15 (r)	4,715	4,927
Thomson Reuters Corp., 5.95%, 07/15/13	1,000	1,094
Time Warner Cable Inc.
5.40%, 07/02/12	3,870	4,045
7.50%, 04/01/14	810	933

		46,527
CONSUMER STAPLES - 3.0%
Altria Group Inc., 8.50%, 11/10/13 (l)	3,800	4,404
Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	3,830	3,933
BAT International Finance Plc, 8.13%, 11/15/13 (r)	5,260	6,044
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	3,975	4,141
Coca-Cola Bottling Co., 5.00%, 11/15/12 (e)	2,000	2,088
Coca-Cola Enterprises Inc., 1.13%, 11/12/13	3,060	3,057
General Mills Inc.
6.00%, 02/15/12	1,400	1,448
1.55%, 05/16/14	1,780	1,792
Kraft Foods Inc.
6.25%, 06/01/12	433	455
2.63%, 05/08/13	1,130	1,163
Kroger Co.
6.75%, 04/15/12	625	654
7.50%, 01/15/14	700	800
SABMiller Plc, 6.20%, 07/01/11 (r)	2,090	2,090
Safeway Inc., 5.80%, 08/15/12	2,080	2,188

		34,257
ENERGY - 4.5%
Apache Corp., 6.00%, 09/15/13	4,835	5,353
Canadian Natural Resources Ltd.
5.45%, 10/01/12	565	597
5.15%, 02/01/13	2,630	2,800
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	1,575	1,751
Devon Financing Corp. ULC, 6.88%, 09/30/11	4,783	4,855
Ensco Plc, 3.25%, 03/15/16	2,730	2,772
Enterprise Products Operating LLC
4.60%, 08/01/12	1,785	1,854
6.38%, 02/01/13	675	724
EOG Resources Inc., 6.13%, 10/01/13	3,475	3,844
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,275	2,251
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,978
Nabors Industries Inc., 5.38%, 08/15/12	910	943
Noble Holding International Ltd., 3.45%, 08/01/15	370	383
Occidental Petroleum Corp., 1.45%, 12/13/13	3,815	3,857
Plains All American Pipeline LP, 4.25%, 09/01/12	4,090	4,229
SeaRiver Maritime Inc., 0.00%, 09/01/12 (j)	1,800	1,753
Shell International Finance BV, 1.88%, 03/25/13	2,615	2,671
Texas Gas Transmission LLC, 5.50%, 04/01/13 (r)	2,151	2,319
Transocean Inc., 5.25%, 03/15/13	2,185	2,327
Weatherford International Inc., 5.95%, 06/15/12	2,965	3,090
Williams Partners LP, 3.80%, 02/15/15	1,496	1,567

		51,918
FINANCIALS - 20.9%
Allstate Corp., 6.13%, 02/15/12	2,400	2,481
American Express Bank FSB, 5.55%, 10/17/12	1,375	1,451

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
American Express Centurion Bank, 5.55%, 10/17/12	1,500	1,584
American Express Credit Corp., 5.13%, 08/25/14	2,000	2,183
American Honda Finance Corp.
0.47%, 08/28/12 (i) (r)	2,440	2,440
2.38%, 03/18/13 (r)	1,260	1,284
ANZ National International Ltd., 2.38%, 12/21/12 (r)	2,915	2,960
Bank of America Corp., 1.69%, 01/30/14 (i)	4,115	4,124
Bank of New York Mellon Corp., 0.55%, 01/31/14 (i)	4,335	4,348
Bank of Nova Scotia
2.25%, 01/22/13	2,135	2,186
2.38%, 12/17/13	3,280	3,374
Barclays Bank Plc, 5.20%, 07/10/14	5,765	6,236
BB&T Corp.
3.85%, 07/27/12	2,770	2,861
5.70%, 04/30/14 (e)	2,300	2,553
Bear Stearns Cos. Inc., 6.95%, 08/10/12	2,429	2,593
BPCE SA, 2.38%, 10/04/13 (r)	5,410	5,498
Caterpillar Financial Services Corp., 0.54%, 04/01/14 (i)	6,700	6,726
Charles Schwab Corp., 4.95%, 06/01/14	850	932
Citigroup Inc.
1.18%, 04/01/14 (e) (i)	6,800	6,704
6.38%, 08/12/14	1,000	1,106
5.50%, 10/15/14	1,125	1,223
Commonwealth Bank of Australia, 2.75%, 10/15/12 (r)	1,170	1,196
Credit Suisse New York, 3.45%, 07/02/12	1,275	1,309
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,610	4,818
Deutsche Bank AG London, 5.38%, 10/12/12	3,090	3,260
Enel Finance International SA, 3.88%, 10/07/14 (r)	2,535	2,616
ERAC USA Finance Co.
5.80%, 10/15/12 (r)	5,782	6,096
2.75%, 07/01/13 (r)	1,990	2,030
Fifth Third Bancorp, 6.25%, 05/01/13	3,435	3,719
General Electric Capital Corp.
2.00%, 09/28/12	5,200	5,297
0.88%, 04/07/14 (i)	6,355	6,346
2.25%, 11/09/15	2,950	2,900
Goldman Sachs Group Inc., 1.27%, 02/07/14 (i)	8,945	8,871
GTP Acquisition Partners I LLC, 4.35%, 06/15/16 (r)	1,280	1,285
HSBC Bank Plc, 1.63%, 08/12/13 (r)	3,595	3,608
HSBC Holdings Plc, 5.25%, 12/12/12	1,640	1,730
Hyundai Capital Services Inc., 4.38%, 07/27/16 (r)	2,745	2,815
John Deere Capital Corp., 4.95%, 12/17/12	3,810	4,045
JPMorgan Chase & Co.
1.00%, 05/02/14 (e) (i)	9,050	9,053
4.65%, 06/01/14	885	951
KeyCorp, 3.75%, 08/13/15	2,560	2,643
Kilroy Realty LP, 5.00%, 11/03/15	2,045	2,131
Kreditanstalt fuer Wiederaufbau, 4.75%, 05/15/12	4,500	4,670
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	1,900	1,942
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	2,950	2,994
MassMutual Global Funding II, 3.63%, 07/16/12 (r)	2,400	2,466
Merrill Lynch & Co. Inc., 0.47%, 07/25/11 (i)	1,250	1,250
MetLife Inc., 1.52%, 08/06/13 (i)	2,220	2,243
MetLife Institutional Funding II, 1.15%, 04/04/14 (i) (r)	5,880	5,893
Morgan Stanley, 1.87%, 01/24/14 (e) (i)	8,160	8,217

	Shares/Par (p)	Value
National Australia Bank Ltd., 2.35%, 11/16/12 (r)	2,150	2,186
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	665	694
2.63%, 09/16/12	1,070	1,094
New York Life Global Funding, 2.25%, 12/14/12 (r)	2,415	2,465
Nordea Bank AB
2.50%, 11/13/12 (r)	765	779
1.75%, 10/04/13 (r)	2,795	2,798
2.13%, 01/14/14 (r)	2,120	2,135
PACCAR Financial Corp., 1.95%, 12/17/12	1,620	1,649
Principal Financial Group Inc., 7.88%, 05/15/14	1,500	1,735
Prudential Financial Inc.
3.63%, 09/17/12	4,830	4,958
2.75%, 01/14/13	490	500
Rabobank Nederland NV, 4.20%, 05/13/14 (r)	1,150	1,231
RCI Banque SA, 2.12%, 04/11/14 (i) (r)	1,655	1,658
Regions Financial Corp., 5.75%, 06/15/15	1,330	1,310
Royal Bank of Scotland Plc
2.63%, 05/11/12 (r)	5,200	5,298
3.40%, 08/23/13	3,645	3,730
Santander US Debt SA Unipersonal, 2.49%, 01/18/13 (r)	300	297
Simon Property Group LP, 4.20%, 02/01/15	540	574
SLM Corp., 5.13%, 08/27/12 (e)	5,645	5,792
Societe Generale, 2.50%, 01/15/14 (r)	3,110	3,096
Standard Chartered Plc, 3.85%, 04/27/15 (r)	1,840	1,905
State Street Corp., 0.60%, 03/07/14 (i)	2,700	2,700
U.S. Bank NA, 6.38%, 08/01/11	2,700	2,713
UBS AG Stamford
1.36%, 02/23/12 (i)	1,475	1,484
1.27%, 01/28/14 (i)	4,375	4,394
US Bancorp, 2.00%, 06/14/13	1,810	1,849
Ventas Realty LP, 3.13%, 11/30/15	1,220	1,208
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 06/15/11) (m)	425	389
WEA Finance LLC, 5.40%, 10/01/12 (r)	550	578
Wells Fargo & Co., 5.25%, 10/23/12	1,435	1,514
Westpac Banking Corp., 2.10%, 08/02/13	3,250	3,291
Woodside Finance Ltd.
6.70%, 08/01/11 (r)	300	302
5.00%, 11/15/13 (r)	820	878
4.50%, 11/10/14 (r)	1,695	1,816

		240,241
HEALTH CARE - 4.3%
AmerisourceBergen Corp., 5.63%, 09/15/12	4,435	4,664
Amgen Inc., 2.30%, 06/15/16	3,030	3,004
Boston Scientific Corp., 4.50%, 01/15/15	5,280	5,567
Cardinal Health Inc., 5.50%, 06/15/13	2,835	3,060
Express Scripts Inc.
5.25%, 06/15/12	4,455	4,635
6.25%, 06/15/14	865	974
3.13%, 05/15/16	1,810	1,821
Life Technologies Corp.
3.38%, 03/01/13	4,620	4,756
3.50%, 01/15/16	1,910	1,953
McKesson Corp., 3.25%, 03/01/16	735	758
Novartis Capital Corp., 1.90%, 04/24/13	3,000	3,070
Sanofi-Aventis SA, 0.56%, 03/28/14 (i)	3,840	3,859
Teva Pharmaceutical Finance III BV, 0.75%, 03/21/14 (i)	2,705	2,716
Teva Pharmaceutical Finance III LLC, 1.50%, 06/15/12	1,865	1,883
Watson Pharmaceuticals Inc., 5.00%, 08/15/14	1,500	1,629

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
WellPoint Inc.
6.80%, 08/01/12	2,230	2,368
6.00%, 02/15/14	2,525	2,808

		49,525
INDUSTRIALS - 1.1%
CSX Corp.
6.30%, 03/15/12	220	229
5.75%, 03/15/13	1,760	1,894
Danaher Corp., 1.30%, 06/23/14	1,190	1,189
GATX Corp., 4.75%, 10/01/12	1,970	2,050
Republic Services Inc., 6.75%, 08/15/11	875	880
Roper Industries Inc., 6.63%, 08/15/13 (l)	1,435	1,590
Southwest Airlines Co., 6.50%, 03/01/12	3,805	3,938
Waste Management Inc., 6.38%, 11/15/12	1,083	1,160

		12,930
INFORMATION TECHNOLOGY - 2.6%
Agilent Technologies Inc., 2.50%, 07/15/13	630	641
Broadcom Corp.
1.50%, 11/01/13 (r)	1,210	1,213
2.38%, 11/01/15 (r)	1,590	1,574
Cisco Systems Inc., 0.50%, 03/14/14 (i)	4,870	4,884
Fiserv Inc., 3.13%, 06/15/16	980	975
Google Inc., 1.25%, 05/19/14	5,800	5,828
International Business Machines Corp., 1.00%, 08/05/13	5,000	5,014
Microsoft Corp., 0.88%, 09/27/13	3,970	3,977
Xerox Corp.
5.50%, 05/15/12	2,085	2,168
5.65%, 05/15/13	2,100	2,261
1.08%, 05/16/14 (i)	1,230	1,236

		29,771
MATERIALS - 1.7%
ArcelorMittal, 5.38%, 06/01/13	1,900	2,023
Barrick Gold Corp., 6.13%, 09/15/13	3,600	3,981
BHP Billiton Finance USA Ltd., 5.13%, 03/29/12	655	678
CRH America Inc., 5.30%, 10/15/13	980	1,049
Dow Chemical Co.
6.00%, 10/01/12	1,451	1,539
2.50%, 02/15/16	2,615	2,596
Lafarge SA, 6.15%, 07/15/11	3,370	3,378
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (l)	3,905	4,689

		19,933
TELECOMMUNICATION SERVICES - 3.2%
America Movil SAB de CV, 3.63%, 03/30/15	1,580	1,656
American Tower Corp., 4.63%, 04/01/15	3,175	3,343
AT&T Corp., 7.30%, 11/15/11 (l)	2,500	2,561
AT&T Inc., 6.70%, 11/15/13	3,635	4,076
British Telecommunications Plc, 5.15%, 01/15/13	2,565	2,719
Rogers Cable Inc.
6.25%, 06/15/13	1,070	1,174
5.50%, 03/15/14	275	303
Rogers Wireless Communications Inc., 6.38%, 03/01/14	900	1,009
Telecom Italia Capital SA
6.20%, 07/18/11	2,575	2,581
5.25%, 11/15/13 (e)	4,485	4,708
Telefonica Emisiones SAU
5.86%, 02/04/13	2,190	2,322
2.58%, 04/26/13	2,590	2,617
Verizon Virginia Inc., 4.63%, 03/15/13	5,855	6,175

	Shares/Par (p)	Value
Vodafone Group Plc, 5.35%, 02/27/12 (e)	1,650	1,700

		36,944
UTILITIES - 3.7%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (r)	3,160	3,306
Allegheny Energy Supply, 8.25%, 04/15/12 (q)	890	938
Appalachian Power Co., 5.65%, 08/15/12	1,750	1,835
Commonwealth Edison Co., 1.63%, 01/15/14	2,485	2,503
Dominion Resources Inc.
5.70%, 09/17/12	1,020	1,078
2.25%, 09/01/15	1,275	1,272
DTE Energy Co., 0.96%, 06/03/13 (i)	2,210	2,216
Duke Energy Corp., 6.30%, 02/01/14	1,575	1,759
FirstEnergy Corp., 6.45%, 11/15/11	32	33
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	640	672
Georgia Power Co., 1.30%, 09/15/13	1,850	1,862
Great Plains Energy Inc., 2.75%, 08/15/13	1,905	1,948
Kentucky Utilities Co., 1.63%, 11/01/15 (r)	915	889
NiSource Finance Corp.
6.15%, 03/01/13	1,355	1,458
5.40%, 07/15/14	1,040	1,143
Northeast Utilities, 5.65%, 06/01/13	3,775	4,061
PPL Energy Supply LLC, 6.40%, 11/01/11	1,200	1,222
Progress Energy Inc., 6.05%, 03/15/14	875	976
PSEG Power LLC
6.95%, 06/01/12	1,020	1,075
2.50%, 04/15/13	2,535	2,582
Sempra Energy, 1.01%, 03/15/14 (i)	4,435	4,451
Sierra Pacific Power Co., 5.45%, 09/01/13	2,310	2,505
Southern California Edison Co., 0.67%, 10/21/11 (i)	1,110	1,111
Southern Co., 5.30%, 01/15/12	1,250	1,281

		42,176

Total Corporate Bonds and Notes (cost $557,663)		564,222

GOVERNMENT AND AGENCY OBLIGATIONS - 29.9%

GOVERNMENT SECURITIES - 7.7%
Federal Home Loan Bank - 1.0% (w)
Federal Home Loan Bank, 1.63%, 11/21/12	11,310	11,503
Federal Home Loan Mortgage Corp. - 1.2% (w)
Federal Home Loan Mortgage Corp.
1.75%, 06/15/12	2,100	2,128
0.88%, 10/28/13	11,915	11,970

		14,098
Federal National Mortgage Association - 1.4% (w)
Federal National Mortgage Association
1.25%, 06/22/12	11,460	11,563
1.00%, 09/23/13	4,415	4,450

		16,013
Sovereign - 1.4%
Canada Housing Trust No. 1, 4.00%, 06/15/12, CAD (r)	2,355	2,503
Kommunalbanken AS, 5.13%, 05/30/12	7,400	7,712
Mexican Bonos, 9.00%, 12/22/11, MXN	59,290	5,168

		15,383
Treasury Inflation Index Securities - 0.7%
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/13 (n)	2,082	2,212
0.50%, 04/15/15 (n)	5,708	5,953

		8,165
U.S. Treasury Securities - 2.0%
U.S. Treasury Note, 1.00%, 07/31/11 (o)	23,000	23,018

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 22.2%
Federal Home Loan Mortgage Corp. - 2.7%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 07/01/25	1,695	1,765
5.00%, 10/01/17 - 09/01/38	11,187	12,019
4.50%, 04/01/18 - 08/01/25	2,544	2,702
5.50%, 10/01/19 - 07/01/20	1,525	1,656
2.57%, 09/01/33 (i)	209	217
2.92%, 09/01/33 (i)	31	32
2.37%, 10/01/34 (i)	91	94
2.50%, 11/01/34 - 06/01/35 (i)	1,162	1,221
2.72%, 11/01/34 (i)	61	65
2.89%, 11/01/34 (i)	86	91
2.97%, 11/01/34 (i)	45	47
2.43%, 01/01/35 (i)	88	92
2.36%, 02/01/35 - 03/01/36 (i)	815	858
2.38%, 02/01/35 (i)	104	109
2.38%, 02/01/35 (i)	74	78
2.43%, 02/01/35 (i)	94	98
2.47%, 02/01/35 (i)	53	56
2.49%, 02/01/35 (i)	169	179
2.65%, 02/01/35 (i)	90	95
2.63%, 09/01/35 (i)	1,051	1,096
2.84%, 10/01/35 (i)	676	708
2.48%, 11/01/35 (i)	439	461
6.00%, 11/01/37	5,174	5,695
REMIC, 5.00%, 10/15/21	1,272	1,357

		30,791
Federal National Mortgage Association - 19.4%
Federal National Mortgage Association
5.50%, 01/01/17 - 05/01/40	78,750	85,362
5.00%, 07/01/19 - 09/01/25	13,948	15,034
4.50%, 08/01/24 - 09/01/25	56,742	60,379
4.00%, 02/01/25 - 01/01/26	28,356	29,609
2.35%, 03/01/33 (i)	6	6
1.90%, 06/01/33 (i)	68	71
2.45%, 06/01/33 (i)	750	786
2.51%, 07/01/33 (i)	52	55
2.75%, 09/01/33 (i)	6	6
2.32%, 12/01/33 (i)	2	2
2.47%, 12/01/33 - 08/01/35 (i)	1,520	1,592
2.48%, 04/01/34 (i)	6,694	7,022
2.58%, 04/01/34 (i)	18	19
2.63%, 10/01/34 (i)	28	30
2.55%, 11/01/34 (i)	8	8
2.66%, 11/01/34 (i)	935	986
2.69%, 11/01/34 (i)	206	216
2.36%, 12/01/34 - 01/01/35 (i)	180	189
2.34%, 01/01/35 (i)	123	129
2.36%, 01/01/35 (i)	35	37
2.37%, 01/01/35 (i)	100	105
2.38%, 02/01/35 (i)	63	67
2.45%, 02/01/35 (i)	304	319
2.15%, 03/01/35 (i)	96	100
2.07%, 04/01/35 (i)	657	672
2.69%, 04/01/35 (i)	190	200
2.74%, 04/01/35 (i)	502	530
2.18%, 05/01/35 (i)	843	871
2.18%, 05/01/35 (i)	370	383
2.43%, 05/01/35 (i)	107	113
2.44%, 06/01/35 (i)	721	743
2.55%, 06/01/35 (i)	823	860
2.44%, 07/01/35 (i)	625	648
2.76%, 07/01/35 (i)	672	711
1.88%, 08/01/35 (i)	1,374	1,406
2.49%, 11/01/35 (i)	958	1,002

	Shares/Par (p)	Value
2.59%, 11/01/35 (i)	436	459
2.30%, 02/01/36 (i)	999	1,046
2.44%, 02/01/36 (i)	542	569
2.39%, 03/01/36 (i)	491	517
2.49%, 03/01/36 (i)	816	860
6.00%, 01/01/38	1,677	1,845
REMIC, 5.00%, 08/25/19 - 11/25/21	7,051	7,561

		223,125
Government National Mortgage Association - 0.1%
Government National Mortgage Association
7.00%, 12/15/17	877	922
5.50%, 07/15/20	283	307

		1,229

Total Government and Agency Obligations (cost $338,070)		343,325

INVESTMENT COMPANIES - 0.1%
T. Rowe Price Term Asset-Backed Securities Loan Facility (a) (f) (q)	258	845

Total Investment Companies (cost $2,837)		845

SHORT TERM INVESTMENTS - 11.0%
Certificates of Deposit - 0.4%
Svenska Handelsbanken, 0.70%, 03/18/13 (i)	$4,200	4,197
Investment Companies - 9.2%
JNL Money Market Fund, 0.01% (a) (h)	5,000	5,000
T. Rowe Price Reserves Investment Fund, 0.13% (a) (h)	100,494	100,494
Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	15,653	15,653
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	534	520

		16,173

Total Short Term Investments (cost $125,881)		125,864

Total Investments - 104.0% (cost $1,184,236)		1,194,374
Other Assets and Liabilities, Net - (4.0%)		(46,487)

Total Net Assets - 100.0%		$1,147,887

JNL/T.Rowe Price Value Fund* (x)
Sector Weightings:	Percentage of Total Investments
Financials	21.4%
Energy	15.9
Health Care	11.7
Information Technology	11.0
Consumer Discretionary	9.7
Industrials	8.7
Utilities	6.7
Materials	5.1
Consumer Staples	5.1
Telecommunication Services	2.8
Short Term Investments	1.9

Total Investments	100.0%

COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 9.6%
Carnival Corp.	314	$11,804
Comcast Corp. - Special Class A	594	14,400
Discovery Communications Inc. - Class C (c)	379	13,838

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value

Kohl’s Corp.	354	17,699
Time Warner Cable Inc.	199	15,499
Time Warner Inc.	491	17,865
Other Securities		42,309

		133,414

CONSUMER STAPLES - 5.1%
PepsiCo Inc.	185	13,023
Procter & Gamble Co.	215	13,687
Other Securities		43,824

		70,534

ENERGY - 16.0%
Chevron Corp.	322	33,135
El Paso Corp.	1,309	26,450
EQT Corp.	243	12,741
Exxon Mobil Corp.	146	11,873
Murphy Oil Corp.	193	12,686
Nexen Inc.	669	15,050
Peabody Energy Corp.	243	14,327
Royal Dutch Shell Plc - ADR	238	16,901
Spectra Energy Corp.	652	17,871
Other Securities		60,556

		221,590

FINANCIALS - 20.1%
American Express Co.	246	12,698
AON Corp.	282	14,451
Bank of America Corp.	1,418	15,546
JPMorgan Chase & Co.	635	25,981
Moody’s Corp.	682	26,162
Morgan Stanley	564	12,968
SLM Corp.	905	15,208
U.S. Bancorp	570	14,533
Wells Fargo & Co.	1,072	30,078
Other Securities		110,944

		278,569

HEALTH CARE - 11.8%
Amgen Inc. (c)	314	18,339
CIGNA Corp.	250	12,878
Covidien Plc	386	20,563
Gilead Sciences Inc. (c)	435	18,026
Johnson & Johnson	239	15,912
Merck & Co. Inc.	617	21,767
Pfizer Inc.	2,126	43,789
WellPoint Inc.	155	12,170

		163,444

INDUSTRIALS - 8.7%
3M Co.	171	16,172
General Electric Co.	1,249	23,547
Honeywell International Inc.	207	12,347
Illinois Tool Works Inc.	234	13,213
Southwest Airlines Co.	1,302	14,863
Other Securities		41,347

		121,489

INFORMATION TECHNOLOGY - 11.1%
Applied Materials Inc.	986	12,828
International Business Machines Corp.	85	14,496
Microsoft Corp.	869	22,589
Texas Instruments Inc.	613	20,138
Other Securities		83,439

		153,490

MATERIALS - 5.1%
International Paper Co.	697	20,770
Monsanto Co.	163	11,802

	Shares/Par (p)	Value

Other Securities		37,707

		70,279

TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	783	24,578
Other Securities		14,763

		39,341

UTILITIES - 6.7%
AES Corp. (c)	1,302	16,581
Entergy Corp.	180	12,290
Exelon Corp.	298	12,775
NRG Energy Inc. (c)	479	11,774
PPL Corp.	595	16,553
Other Securities		22,593

		92,566

Total Common Stocks (cost $1,204,643)		1,344,716

PREFERRED STOCKS - 1.4%

FINANCIALS - 1.3%
Other Securities		18,339

UTILITIES - 0.1%
PPL Corp., Convertible Preferred, 9.50%	27	1,483

Total Preferred Stocks (cost $16,633)		19,822

CORPORATE BONDS AND NOTES - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Other Securities		1,201

FINANCIALS - 0.1%
Other Securities		1,397

MATERIALS - 0.0%
Other Securities		519

Total Corporate Bonds and Notes (cost $2,650)		3,117

SHORT TERM INVESTMENTS - 2.0%

Investment Companies - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	4,379	4,379
T. Rowe Price Reserves Investment Fund, 0.13% (a) (h)	12,971	12,971

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	8,626	8,626
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	828	806

		9,432

Total Short Term Investments (cost $26,804)		26,782

Total Investments - 100.6% (cost $1,250,730)		1,394,437
Other Assets and Liabilities, Net - (0.6%)		(7,940)

Total Net Assets - 100.0%		$1,386,497

JNL/WMC Balanced Fund* (x)
Sector Weightings:	Percentage of Total Investments
Financials	14.2%
U.S. Government Agency MBS	12.0
Information Technology	9.1
Government Securities	8.9
Energy	8.4

    See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value

Health Care		8.0
Industrials		7.2
Consumer Discretionary		5.9
Consumer Staples		5.0
Telecommunication Services		2.9
Utilities		2.8
Materials		2.1
Non-U.S. Government Agency ABS		0.9
Short Term Investments		12.6

Total Investments		100.0%

COMMON STOCKS - 65.3%

CONSUMER DISCRETIONARY - 5.9%
Comcast Corp. - Class A	765	$19,374
Lowe’s Cos. Inc.	514	11,984
News Corp. - Class A	872	15,434
Time Warner Inc.	270	9,810
Other Securities		39,315

		95,917

CONSUMER STAPLES - 5.0%
CVS Caremark Corp.	294	11,036
PepsiCo Inc.	308	21,677
Philip Morris International Inc.	250	16,677
Procter & Gamble Co.	303	19,231
Unilever NV - NYS	389	12,775

		81,396

ENERGY - 9.1%
Anadarko Petroleum Corp.	204	15,653
Baker Hughes Inc.	162	11,787
Chevron Corp.	350	36,042
Exxon Mobil Corp.	528	42,962
Occidental Petroleum Corp.	160	16,638
Total SA - ADR	187	10,839
Ultra Petroleum Corp. (c)	300	13,723

		147,644

FINANCIALS - 11.2%
ACE Ltd.	215	14,143
Bank of America Corp.	1,090	11,942
Goldman Sachs Group Inc.	51	6,726
JPMorgan Chase & Co.	767	31,386
MetLife Inc.	422	18,513
PNC Financial Services Group Inc.	223	13,279
UBS AG (c) (e)	620	11,326
Wells Fargo & Co.	1,291	36,228
Other Securities		38,992

		182,535

HEALTH CARE - 8.6%
Cardinal Health Inc.	306	13,910
Eli Lilly & Co.	549	20,606
Johnson & Johnson	379	25,178
Medtronic Inc.	412	15,862
Merck & Co. Inc.	746	26,337
Pfizer Inc.	1,513	31,170
Other Securities		6,328

		139,391

INDUSTRIALS - 7.7%
Cooper Industries Plc	192	11,462
FedEx Corp.	126	11,977
General Electric Co.	814	15,351
Northrop Grumman Systems Corp.	158	10,965
Siemens AG - ADR	89	12,198
United Parcel Service Inc. - Class B	157	11,482

	Shares/Par (p)	Value

Other Securities		52,210

		125,645

INFORMATION TECHNOLOGY - 9.9%
Accenture Plc - Class A	238	14,401
Analog Devices Inc.	313	12,242
Automatic Data Processing Inc.	232	12,236
Cisco Systems Inc.	613	9,568
International Business Machines Corp.	187	31,998
Microsoft Corp.	893	23,218
QUALCOMM Inc.	184	10,435
Other Securities		46,884

		160,982

MATERIALS - 2.3%
Dow Chemical Co.	303	10,892
Other Securities		26,614

		37,506

TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	1,379	43,327
Other Securities		4,899

		48,226

UTILITIES - 2.6%
Dominion Resources Inc. (e)	284	13,726
Xcel Energy Inc.	476	11,573
Other Securities		17,665

		42,964

Total Common Stocks (cost $936,875)		1,062,206

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
Banc of America Commercial Mortgage Inc.
REMIC
5.12%, 07/11/43	$669	679
5.19%, 09/10/47 (i)	1,200	1,309
Bank of America-First Union NB Commercial Mortgage REMIC, 5.46%, 04/11/37	59	59
Other Securities		14,403

Total Non-U.S. Government Agency Asset- Backed Securities (cost $15,759)		16,450

CORPORATE BONDS AND NOTES - 8.3%

CONSUMER DISCRETIONARY - 0.8%
Comcast Corp.
6.50%, 01/15/17	750	874
6.55%, 07/01/39 (e)	375	406
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	485
Time Warner Cable Inc.
5.85%, 05/01/17	270	304
5.00%, 02/01/20	500	519
Time Warner Inc., 4.88%, 03/15/20	500	518
Other Securities		8,921

		12,027

CONSUMER STAPLES - 0.6%
CVS Caremark Corp.
6.13%, 08/15/16	400	459
5.75%, 06/01/17	245	275
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,698
Other Securities		7,688

		10,120

ENERGY - 0.3%
Occidental Petroleum Corp., 4.10%, 02/01/21	941	959

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value

Other Securities		4,469

		5,428

FINANCIALS - 4.6%
Bank of America Corp.
6.50%, 08/01/16	2,000	2,231
5.42%, 03/15/17	700	714
7.63%, 06/01/19 (e)	800	927
Goldman Sachs Group Inc.
1.63%, 07/15/11	4,000	4,002
5.35%, 01/15/16	900	971
5.63%, 01/15/17	1,350	1,429
6.25%, 02/01/41	940	948
JPMorgan Chase & Co.
3.70%, 01/20/15	600	624
3.40%, 06/24/15	1,800	1,848
6.30%, 04/23/19	475	535
6.40%, 05/15/38	425	480
Wachovia Corp.
5.25%, 08/01/14	500	536
5.75%, 06/15/17	1,500	1,668
Wells Fargo & Co., 3.75%, 10/01/14	575	606
Other Securities		57,980

		75,499

HEALTH CARE - 0.5%
Merck & Co. Inc., 4.00%, 06/30/15	370	401
Pfizer Inc., 6.20%, 03/15/19	700	819
Schering-Plough, 5.30%, 12/01/13 (l)	450	498
Other Securities		5,471

		7,189

INDUSTRIALS - 0.3%
United Parcel Service Inc., 4.88%, 11/15/40	370	354
Other Securities		4,207

		4,561

INFORMATION TECHNOLOGY - 0.3%
Cisco Systems Inc., 4.45%, 01/15/20 (e)	500	520
International Business Machines Corp., 2.00%, 01/05/16	1,300	1,293
Microsoft Corp., 4.50%, 10/01/40	500	455
Other Securities		3,194

		5,462

MATERIALS - 0.1%
Other Securities		790

TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.50%, 08/15/15	500	506
6.80%, 05/15/36	150	168
Other Securities		4,555

		5,229

UTILITIES - 0.5%
Other Securities		8,752

Total Corporate Bonds and Notes (cost $130,329)		135,057

GOVERNMENT AND AGENCY OBLIGATIONS - 23.3%

GOVERNMENT SECURITIES - 9.9%
Federal Home Loan Mortgage Corp. - 0.3% (w)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,288
Municipals - 0.8%
Other Securities		13,391
Sovereign - 0.3%
Other Securities		5,620

	Shares/Par (p)	Value

U.S. Treasury Securities - 8.5%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	1,992
4.25%, 05/15/39	1,000	981
4.38%, 11/15/39	2,438	2,439
4.63%, 02/15/40	3,830	3,993
4.25%, 11/15/40	2,100	2,053
4.38%, 05/15/41, TBA (g)	7,500	7,488
U.S. Treasury Note
1.00%, 09/30/11	5,800	5,814
4.50%, 03/31/12	2,225	2,297
1.38%, 05/15/12	13,000	13,131
4.75%, 05/31/12	2,000	2,083
0.63%, 12/31/12	9,500	9,539
0.63%, 01/31/13	6,300	6,325
0.63%, 04/30/13 (e)	15,000	15,054
3.13%, 09/30/13	2,500	2,644
1.88%, 02/28/14	10,700	11,034
1.75%, 07/31/15	7,000	7,119
1.25%, 10/31/15	5,000	4,958
2.00%, 01/31/16	7,000	7,136
2.00%, 04/30/16	10,000	10,152
3.88%, 05/15/18	1,000	1,095
3.63%, 02/15/20	3,915	4,142
2.63%, 11/15/20	9,400	9,053
3.13%, 05/15/21 (e)	4,200	4,188
4.75%, 02/15/41	2,800	2,976

		137,686

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 13.4%
Federal Home Loan Mortgage Corp. - 7.0%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17	70	76
6.50%, 11/01/17	28	31
4.50%, 05/01/18	49	52
4.50%, 09/01/18	73	78
4.50%, 11/01/18	48	51
4.50%, 11/01/18	107	115
4.50%, 03/01/19	405	433
7.00%, 11/01/30	94	110
7.00%, 06/01/31	28	32
7.00%, 10/01/32	48	55
4.50%, 02/01/39	675	700
4.50%, 02/01/39	4,508	4,673
4.50%, 03/01/39	2,638	2,731
6.00%, 12/01/39	530	584
6.00%, 12/01/39	154	169
6.00%, 12/01/39	1,150	1,267
3.50%, 08/01/40	129	123
3.50%, 09/01/40	770	736
3.50%, 09/01/40	1,141	1,090
3.50%, 10/01/40	174	166
3.50%, 10/01/40	262	251
3.50%, 10/01/40	753	720
3.50%, 11/01/40	1,158	1,108
3.50%, 11/01/40	227	217
3.50%, 11/01/40	735	702
3.50%, 11/01/40	498	476
3.50%, 11/01/40	728	696
3.50%, 11/01/40	1,302	1,245
3.50%, 11/01/40	102	98
3.50%, 12/01/40	1,091	1,043
4.00%, 12/01/40	473	473
3.50%, 01/01/41	355	340
4.00%, 01/01/41	498	498
3.50%, 02/01/41	997	953
4.00%, 02/01/41	3,151	3,153

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value

4.00%, 02/01/41	25	25
4.00%, 03/01/41	3,804	3,806
4.00%, 03/01/41	25	25
4.00%, 03/01/41	6,972	6,976
4.00%, 04/01/41	2,964	2,965
4.00%, 04/01/41	433	434
4.00%, 04/01/41	3,286	3,288
4.00%, 05/01/41	4,258	4,260
4.00%, 07/15/41, TBA (g)	29,200	29,173
4.50%, 07/15/41, TBA (g)	28,000	28,923
5.00%, 07/15/41, TBA (g)	2,700	2,865
5.50%, 07/15/41, TBA (g)	2,400	2,592
6.00%, 07/15/41, TBA (g)	3,500	3,844

		114,421
Federal National Mortgage Association - 6.1%
Federal National Mortgage Association
6.00%, 01/01/18	27	29
3.50%, 10/01/25	28	29
3.50%, 01/01/26	3,905	3,983
3.50%, 01/01/26	669	682
3.50%, 02/01/26	1,222	1,247
3.50%, 03/01/26	35	36
3.50%, 03/01/26	487	497
4.00%, 07/15/26, TBA (g)	6,500	6,770
4.50%, 07/15/26, TBA (g)	9,000	9,540
7.50%, 09/01/29	27	31
7.00%, 10/01/33	110	127
5.50%, 03/01/38	3,851	4,168
6.00%, 09/01/38	90	99
5.50%, 11/01/38	2,150	2,329
5.00%, 06/01/40	526	560
5.00%, 06/01/40	535	569
5.00%, 06/01/40	284	303
5.00%, 07/01/40	289	307
5.00%, 07/01/40	1,204	1,281
5.00%, 08/01/40	444	472
5.00%, 07/15/41, TBA (g)	26,000	27,625
5.50%, 07/15/41, TBA (g)	20,600	22,274
6.00%, 07/15/41, TBA (g)	10,700	11,753
6.50%, 07/15/41, TBA (g)	3,500	3,963

		98,674
Government National Mortgage Association - 0.3%
Other Securities		4,648

Total Government and Agency Obligations (cost $376,944)		379,727

SHORT TERM INVESTMENTS - 14.1%

Investment Company - 11.1%
JNL Money Market Fund, 0.01% (a) (h)	180,904	180,904
Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	47,143	47,143
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	942	918

		48,061

Total Short Term Investments (cost $228,989)		228,965

Total Investments - 112.0% (cost $1,688,896)		1,822,405
Other Assets and Liabilities, Net - (12.0%)		(194,694)

Total Net Assets - 100.0%		$1,627,711

	Shares/Par (p)	Value

JNL/WMC Money Market Fund
Sector Weightings:		Percentage of Total Investments
Financials		7.5%
Government Securities		4.0
Health Care		0.9
Information Technology		0.6
Short Term Investments		87.0

Total Investments		100.0%

CORPORATE BONDS AND NOTES - 9.1%

FINANCIALS - 7.5%
Bank of America NA
0.40%, 07/18/11	$6,700	$6,700
0.29%, 07/27/11 (i)	4,000	4,000
Bear Stearns Cos. Inc., 0.44%, 11/28/11 (i)	5,650	5,655
Countrywide Financial Corp., 5.80%, 06/07/12	4,000	4,170
General Electric Capital Corp., 0.36%, 03/02/12 (i)	4,000	4,003
Goldman Sachs Group Inc.
0.49%, 08/05/11 (i)	500	500
0.65%, 10/07/11 (i)	4,500	4,504
6.60%, 01/15/12	5,250	5,415
0.45%, 02/06/12 (i)	7,245	7,245
JPMorgan Chase & Co., 0.37%, 06/25/12 (i)	5,000	5,007
Toyota Motor Credit Corp., 0.24%, 02/02/12 (i)	6,000	6,000
Wachovia Corp.
0.38%, 10/15/11 (i)	2,750	2,751
0.40%, 03/01/12 (i)	2,400	2,403
Wells Fargo & Co.
5.30%, 08/26/11	3,421	3,447
0.36%, 01/24/12 (i)	2,750	2,751

		64,551
HEALTH CARE - 0.9%
Pfizer Inc., 4.45%, 03/15/12	7,550	7,764

INFORMATION TECHNOLOGY - 0.7%
Hewlett-Packard Co.
4.25%, 02/24/12	3,500	3,586
5.25%, 03/01/12	2,000	2,065

		5,651

Total Corporate Bonds and Notes (cost $77,966)		77,966

GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%

GOVERNMENT SECURITIES - 4.0%
U.S. Treasury Securities - 4.0%
U.S. Treasury Note
1.00%, 04/30/12	30,400	30,600
0.75%, 05/31/12	4,000	4,019

Total Government and Agency Obligations (cost $34,619)		34,619

SHORT TERM INVESTMENTS - 87.8%

Certificates of Deposit - 32.9%
Bank of America Corp., 0.35%, 09/06/11	6,700	6,700
Bank of Montreal
0.12%, 07/01/11	8,000	8,000
0.21%, 10/03/11 (i)	6,400	6,400
0.35%, 10/26/11	10,000	10,000
Bank of Nova Scotia
0.06%, 07/05/11	4,000	4,000
0.36%, 11/28/11	8,000	8,000
0.27%, 01/25/12 (i)	3,500	3,500
0.19%, 07/16/12	10,000	10,000

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Barclays Bank Plc
0.60%, 07/01/11	2,000	2,000
0.76%, 10/25/11	7,500	7,500
0.81%, 02/16/12	5,200	5,200
0.54%, 05/03/12 (i)	3,500	3,500
BNP Paribas, 0.36%, 12/12/11	6,500	6,500
BNP Paribas SA
0.48%, 08/29/11	8,000	8,000
0.76%, 03/01/12	3,500	3,500
Canadian Imperial Bank of Commerce
0.39%, 07/01/11 (i)	7,500	7,500
0.29%, 07/12/11 (i)	3,500	3,500
0.47%, 01/19/12 (i)	3,400	3,403
0.45%, 03/12/12	7,000	7,000
0.47%, 05/04/12 (i)	2,500	2,504
Citibank, 0.27%, 07/21/11	4,500	4,500
Citibank NA, 0.24%, 12/12/11	8,000	8,000
Credit Agricole SA
0.23%, 08/04/11	10,500	10,500
0.31%, 10/04/11	5,000	5,000
Deutsche Bank AG
0.20%, 08/03/11	5,600	5,600
0.20%, 10/03/11	5,000	5,000
DnB NOR Bank ASA
0.33%, 11/07/11 (i)	4,000	4,000
0.48%, 11/22/11	3,800	3,800
0.30%, 03/02/12	5,000	5,000
0.28%, 03/31/12 (i)	8,000	8,000
Rabobank Nederland NV
0.34%, 09/12/11	7,000	7,000
0.26%, 11/07/11 (i)	4,000	4,000
0.23%, 02/10/12 (i)	3,700	3,700
0.25%, 05/29/12 (i)	4,000	4,000
Royal Bank of Canada
0.33%, 08/15/11	9,900	9,900
0.24%, 03/02/12 (i)	2,000	2,000
Societe Generale
0.34%, 11/07/11 (i)	7,700	7,700
0.34%, 12/12/11 (i)	7,000	7,000
Standard Chartered Bank
0.25%, 07/29/11 (i)	8,000	8,000
0.42%, 12/05/11 (i)	1,900	1,900
Svenska Handelsbanken, 0.35%, 08/15/11	5,000	5,000
Toronto-Dominion Bank
0.17%, 08/24/11	5,900	5,900
0.21%, 01/03/12	7,000	7,000
Toronto-Dominion Bank NY
0.26%, 10/28/11 (i)	5,500	5,500
0.40%, 04/27/12	3,500	3,500
UBS AG
0.34%, 12/22/11 (i)	7,400	7,400
0.62%, 03/02/12	4,500	4,500
UBS AG Stamford
0.53%, 07/15/11	1,500	1,500
0.48%, 11/23/11 (i)	4,700	4,700
0.24%, 12/14/11 (i)	5,000	5,000

		281,307

Commercial Paper - 24.7%
Amsterdam Funding Corp.
0.15%, 07/07/11 (r)	8,500	8,500
0.14%, 07/08/11 (r)	3,500	3,500
Australia & New Zealand Banking Group
0.18%, 09/23/11	8,400	8,396
CAFCO LLC, 0.23%, 07/06/11 (r)	10,100	10,100
Chariot Funding LLC, 0.15%, 08/01/11 (r)	1,500	1,500
Coca-Cola Co.
0.25%, 07/06/11 (r)	5,500	5,500

	Shares/Par (p)	Value
0.17%, 10/04/11 (r)	6,400	6,397
Commonwealth Bank of Australia
0.17%, 09/15/11 (r)	8,300	8,297
0.20%, 09/23/11 (r)	5,000	4,998
CRC Funding LLC
0.12%, 07/22/11 (r)	4,500	4,500
0.18%, 09/26/11 (r)	8,500	8,496
Fairway Finance, 0.15%, 08/08/11 (r)	1,400	1,400
Fairway Finance Corp.
0.16%, 07/13/11 (r)	2,600	2,600
0.13%, 07/15/11 (r)	2,500	2,500
Falcon Asset Securitization Co. LLC
0.13%, 07/01/11 (r)	5,000	5,000
0.13%, 07/18/11	3,500	3,500
0.13%, 07/26/11 (r)	5,000	4,999
General Electric Capital Corp., 0.22%, 12/12/11	14,000	13,986
HSBC Bank USA, 0.14%, 08/01/11	2,200	2,200
John Deere Capital Corp.
0.11%, 07/05/11	2,600	2,600
0.12%, 07/12/11 (r)	1,300	1,300
Johnson & Johnson, 0.15%, 09/02/11	12,000	11,997
Jupiter Securitization Corp.
0.13%, 07/06/11 (r)	4,300	4,300
0.17%, 09/21/11 (r)	5,100	5,098
Market Street Funding LLC
0.26%, 07/01/11 (r)	6,000	6,000
0.18%, 09/19/11 (r)	6,000	5,997
National Australia Bank Ltd., 0.20%, 10/03/11	8,000	7,996
National Rural Utilities Cooperative Finance Corp., 0.16%, 07/18/11	5,900	5,899
Old Line Funding LLC
0.25%, 07/01/11 (r)	1,300	1,300
0.22%, 07/06/11 (r)	4,865	4,865
Sanoti-Aventis SA
0.31%, 08/18/11 (r)	8,600	8,596
0.37%, 10/14/11 (r)	9,400	9,390
Svenska Handelsbanken, 0.20%, 07/08/11	8,000	8,000
Toyota Motor Credit Corp., 0.26%, 07/08/11 (r)	8,500	8,499
Windmill Funding LLC
0.30%, 07/01/11 (r)	7,000	7,000
0.17%, 07/19/11 (r)	4,000	3,999
0.15%, 08/04/11	2,000	2,000

		211,205

Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.01% (h)	9	9

Repurchase Agreements - 30.2%
Repurchase Agreement with Bank of America Securities, 0.05% (Collateralized by $10,147 Federal National Mortgage Association, 7.13%, due 01/15/30, value $13,817; $26,304 Federal Home Loan Mortgage Corp., 0.00% - 5.00%, due 10/31/11 - 04/18/17, value $28,270; $2,345 Federal Home Loan Bank, 2.75%, due 06/08/18, value $2,370; and $4,961 Federal Farm Credit Bank, 3.00%, due 04/25/18, value $5,115 ) acquired on 06/30/2011, due 07/01/2011 at $48,600	$48,600	48,600
Repurchase Agreement with Barclays Capital Inc., 0.03% (Collateralized by $29,228 Federal National Mortgage Association, 4.00%, due 06/01/24, value $30,600) acquired on 06/27/2011, due 07/01/2011 at $30,000	30,000	30,000

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Repurchase Agreement with Barclays Capital Inc., 0.04% (Collateralized by $30 U.S. Treasury Bond, 3.50%, due 02/15/39, value $26, and $15,289 U.S. Treasury Note, 1.25%, due 09/30/15, value $15,274) acquired on 06/29/2011, due 06/06/2011 at $15,000	15,000	15,000
Repurchase Agreement with Barclays Capital Inc., 0.05% (Collateralized by $8,222 Federal National Mortgage Association, 2.07% - 3.50%, due 08/01/35 - 02/01/41, value $8,530; and $19,853 Federal Home Loan Mortgage Corp., 4.32%, due 07/01/40, value $20,846) acquired on 06/28/2011, due 07/05/2011 at $28,800	28,800	28,800
Repurchase Agreement with Deutsche Bank, 0.04% (Collateralized by $29,236 Federal National Mortgage Association, 4.00%, due 02/01/25, value $30,600) acquired on 06/24/2011, due 07/01/2011 at $30,000	30,000	30,000
Repurchase Agreement with Deutsche Bank, 0.10% (Collateralized by $2,368 U.S. Treasury Note, 1.50%, due 06/30/16, value $2,346) acquired on 06/30/2011, due 07/07/2011 at $2,300	2,300	2,300
Repurchase Agreement with Deutsche Bank, 0.12% (Collateralized by $19,135 Federal National Mortgage Association, 4.50%, due 06/01/23, value $20,400) acquired on 06/07/2011, due 07/07/2011 at $20,002	20,000	20,000
Repurchase Agreement with Goldman Sachs and Co., 0.08% (Collateralized by $20,306 Federal National Mortgage Association, 6.00%, due 01/01/39, value $22,440) acquired on 06/23/2011, due 07/07/2011 at $22,001	22,000	22,000
Repurchase Agreement with Goldman Sachs and Co., 0.09% (Collateralized by $15,691 Federal National Mortgage Association, 6.00%, due 01/01/39, value $17,340) acquired on 06/29/2011, due 07/06/2011 at $17,000	17,000	17,000
Repurchase Agreement with Goldman Sachs and Co., 0.10% (Collateralized by $6,027 Federal Home Loan Mortgage Corp., 4.50%, due 06/01/31, value $6,324) acquired on 06/28/2011, due 07/05/2011 at $6,200	6,200	6,200
Repurchase Agreement with HSBC Securities, 0.05% (Collateralized by $21,442 Federal Home Loan Mortgage Corp., 4.00% - 4.50%, due 05/01/26 - 06/01/31, value $22,445) acquired on 06/30/2011, due 07/01/2011 at $22,000	22,000	22,000
Repurchase Agreement with UBS Securities, 0.06% (Collateralized by $15,700 Federal National Mortgage Association, 4.00%, due 04/01/26, value $16,422) acquired on 06/30/2011, due 07/01/2011 at $16,100	16,100	16,100

		258,000

Total Short Term Investments (cost $750,521)		750,521

Total Investments - 100.9% (cost $863,106)		863,106
Other Assets and Liabilities, Net - (0.9%)		(7,363)

Total Net Assets - 100.0%		$855,743

	Shares/Par (p)	Value
JNL/WMC Value Fund* (x)
Sector Weightings:		Percentage of Total Investments
Financials		22.6%
Health Care		14.1
Energy		12.5
Industrials		10.8
Consumer Discretionary		9.8
Information Technology		7.6
Consumer Staples		6.8
Materials		6.3
Utilities		3.3
Telecommunication Services		2.9
Short Term Investments		3.3

Total Investments		100.0%

COMMON STOCKS - 97.6%

CONSUMER DISCRETIONARY - 9.9%
Comcast Corp. - Class A	967	$24,513
Home Depot Inc.	378	13,695
Kohl’s Corp.	315	15,763
Mattel Inc.	487	13,390
Stanley Black & Decker Inc.	334	24,029
Other Securities		38,834

		130,224

CONSUMER STAPLES - 6.9%
CVS Caremark Corp.	383	14,382
Kraft Foods Inc. - Class A	473	16,678
Molson Coors Brewing Co. - Class B	280	12,541
PepsiCo Inc.	206	14,537
Philip Morris International Inc.	238	15,884
Other Securities		16,373

		90,395

ENERGY - 12.6%
Apache Corp.	103	12,660
Baker Hughes Inc.	243	17,632
Chevron Corp.	393	40,406
Exxon Mobil Corp.	233	18,937
Marathon Oil Corp.	331	17,426
Occidental Petroleum Corp.	270	28,039
Royal Dutch Shell Plc - ADR - Class B	177	12,685
Other Securities		18,026

		165,811

FINANCIALS - 22.8%
ACE Ltd.	381	25,104
Bank of America Corp.	2,081	22,809
BlackRock Inc.	99	18,912
Chubb Corp.	247	15,471
Credit Suisse Group AG - ADR	341	13,321
Goldman Sachs Group Inc.	124	16,530
JPMorgan Chase & Co.	1,006	41,198
Marsh & McLennan Cos. Inc.	675	21,044
PNC Financial Services Group Inc.	416	24,780
U.S. Bancorp	703	17,921
Unum Group	506	12,881
Wells Fargo & Co.	1,427	40,047
Other Securities		30,000

		300,018

HEALTH CARE - 14.3%
Amgen Inc. (c)	288	16,793
Baxter International Inc.	237	14,129
Covidien Plc	313	16,666

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
HCA Holdings Inc. (c)	499	16,454
Johnson & Johnson	234	15,572
Merck & Co. Inc.	558	19,681
Pfizer Inc.	1,672	34,439
Teva Pharmaceutical Industries Ltd. - ADR	313	15,107
UnitedHealth Group Inc.	371	19,131
Other Securities		19,628

		187,600

INDUSTRIALS - 10.9%
General Electric Co.	1,564	29,495
Illinois Tool Works Inc.	258	14,557
Ingersoll-Rand Plc (e)	455	20,671
PACCAR Inc.	252	12,864
Tyco International Ltd.	424	20,953
Other Securities		44,326

		142,866

INFORMATION TECHNOLOGY - 7.7%
Analog Devices Inc.	351	13,730
Intel Corp.	773	17,121
Microsoft Corp.	643	16,728
Xilinx Inc.	493	17,980
Other Securities		36,133

		101,692

MATERIALS - 6.3%
Dow Chemical Co.	549	19,760
EI Du Pont de Nemours & Co.	243	13,118
Mosaic Co.	200	13,526
Steel Dynamics Inc.	851	13,824
Other Securities		23,075

		83,303

TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	1,215	38,177

UTILITIES - 3.3%
Other Securities		44,168

Total Common Stocks (cost $1,117,462)		1,284,254

SHORT TERM INVESTMENTS - 3.3%

Investment Company - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	29,341	29,341

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	13,794	13,794
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	155	151

		13,945

Total Short Term Investments (cost $43,290)		43,286

Total Investments - 100.9% (cost $1,160,752)		1,327,540
Other Assets and Liabilities, Net - (0.9%)		(12,299)

Total Net Assets - 100.0%		$1,315,241

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

(a)	Investment in affiliate.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2011, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)	Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.
(g)	Investment purchased on a delayed delivery basis. As of June 30, 2011, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $3,200; JNL/Goldman Sachs Core Plus Bond Fund $181,298; JNL/JPMorgan U.S. Government & Quality Bond Fund, $30,906; JNL/Mellon Capital Management Bond Index Fund $31,318; JNL/PIMCO Real Return Fund $955,180; JNL/PIMCO Total Return Bond Fund $297,757; and JNL/WMC Balanced Fund $156,810.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.
(i)	Variable rate security. Rate stated was in effect as of June 30, 2011.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2011.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security or cash is pledged or segregated collateral. See Pledged or Segregated Collateral in these Notes to the Schedules of Investments.
(p)	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)	Restricted Security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities in these Notes to the Schedules of Investments.
(r)	Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Board. As of June 30, 2011, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Commodity Securities Fund, $21,831; JNL/Franklin Templeton Income Fund, $377,318; JNL/Franklin Templeton Mutual Shares Fund, $2,671; JNL/Goldman Sachs Core Plus Bond Fund, $167,503; JNL/Goldman Sachs Emerging Markets Debt Fund, $10,925; Ivy Asset Strategy Fund, $126,039; JNL/JPMorgan International Value Fund, $2,493; JNL/JPMorgan U.S. Government & Quality Bond Fund, $14,149; JNL/Mellon Capital Management Bond Index Fund, $5,198; JNL/PIMCO Real Return Fund, $423,539; JNL/PIMCO Total Return Bond Fund, $473,553; JNL/PPM America Floating Rate Income Fund, $12,337; JNL/PPM America High Yield Bond Fund, $496,037; JNL/T. Rowe Price Short-Term Bond Fund, $149,839; JNL/WMC Balanced Fund, $27,782; and JNL/WMC Money Market Fund, $144,632.
(s)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	See Unfunded Loan Commitments in these Notes to Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	The counterparties for the over-the-counter option transactions were CSI, GSC, JPM, and MSC.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2011. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.
*	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Currencies:

ARS - Argentine Peso	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	THB - Thai Baht
AUD - Australian Dollar	GBP - British Pound	NOK - Norwegian Krone	TRY - New Turkish Lira
BRL - Brazilian Real	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CAD - Canadian Dollar	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CHF - Swiss Franc	IDR - Indonesian Rupiah	PHP - Philippine Peso	ZAR - South African Rand
CLP - Chilean Peso	INR - Indian Rupee	PLN - Polish Zloty
CNY - Chinese Yuan	JPY - Japanese Yen	RUB - Russian Ruble
COP - Colombian Peso	KRW - Korean Won	SEK - Swedish Krona
DKK - Danish Krone	MXN - Mexican Peso	SGD - Singapore Dollar

Abbreviations:

“-” Amount rounds to less than one thousand	CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted
ABS - Asset Backed Security	DAX - Deutscher Aktienindex
ADR - American Depositary Receipt	ETF - Exchange-Traded Fund
AMBAC - AMBAC Indemnity Corp.	Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years
ASX - Australian Stock Exchange
BDR - Brazilian Depository Receipt	Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years
CAC - Cotation Assistee en Continu
CDO - Collateralized Debt Obligation	FDR - Fiduciary Depository Receipt
CDX - Credit Default Swap Index	FTSE - Financial Times and the London Stock Exchange
CLO - Collateralized Loan Obligation	GDR - Global Depository Receipt
CPI - Consumer Price Index	GO - General Obligation

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Abbreviations (continued):

HSCEI - Hang Seng China Enterprises Index	REMIC - Real Estate Mortgage Investment Conduit
IBEX - Iberia Index	SDR - Swedish Depository Receipt
JPM - JPMorgan Securities, Inc.	SPDR - Standard & Poor’s Depository Receipt
LIBOR - London Interbank Offered Rate	SPI - Schedule Performance Index
MBS - Mortgage Backed Security	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
MIB - Milano Indice Borsa
MSC - Morgan Stanley Capital Services Inc.	TSX - Toronto Stock Exchange
NYS - New York Registered Shares	TAIEX - Taiwan Stock Exchange Capitalization Weighted Stock Index
RB - Revenue Bond	virt-x - a cross border recognized investment exchange
REIT - Real Estate Investment Trust	VVPR - Voter-Verified Paper Record

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Funds at June 30, 2011.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,243	$1,119	0.1%
Uranium Energy Corp. Warrant	10/22/2010	—	22	—

		$1,243	$1,141	0.1%

JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/21/16	01/04/2008	$298	$323	0.1%
AIA Group Ltd.	10/25/2010	2,293	2,852	0.7
ASAT Holdings Ltd., 13.00%	07/28/2006	1	—	—
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	161	207	—
BNP Paribas SA	11/28/2007	830	866	0.2
Bank Mandiri Persero Tbk PT	01/27/2011	294	421	0.1
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	630	675	0.2
Dominican Republic International Bond, 8.63%, 04/20/27	12/17/2009	158	163	—
E.ON International Finance BV, 5.80%, 04/30/18	01/14/2010	539	555	0.1
Enel Finance International SA, 3.88%, 10/07/14	01/11/2011	302	310	0.1
First Data Corp., 8.25%, 01/15/21	12/22/2009	487	490	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2009	88	98	—
First Data Corp., 12.63%, 01/15/21	12/22/2009	167	215	0.1
Georgia Gulf Corp., 9.00%, 01/15/17	10/11/2010	319	320	0.1
Glencore International Plc	05/20/2011	307	281	0.1
HSBC Bank Plc, 4.75%, 01/19/21	05/06/2011	613	601	0.1
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	519	536	0.1
Indorama Ventures PCL	01/18/2011	299	300	0.1
Intesa Sanpaolo SpA, 6.50%, 02/24/21	03/25/2011	315	313	0.1
LG Chem Ltd. - GDR	09/08/2009	134	366	0.1
Michaels Stores Inc., 7.75%, 11/01/18	12/15/2010	550	551	0.1
Olam International Ltd.	06/08/2011	229	230	0.1
QGEP Participacoes SA	02/09/2011	196	173	—
Roche Holdings AG, 6.00%, 03/01/19	05/19/2009	417	461	0.1
Russian Foreign Bond, 7.85%, 03/10/18	05/20/2011	374	375	0.1
Societe Generale, 3.50%, 01/15/16	03/18/2011	746	742	0.2
Societe Generale, 5.75%, 04/20/16	08/07/2008	145	150	—
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	333	0.1
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	233	233	0.1
TransDigm Inc., 7.75%, 12/15/18	12/02/2010	400	420	0.1

		$12,209	$13,194	3.2%

JNL/Capital Guardian Global Diversified Research Fund
AIA Group Ltd.	10/25/2010	$2,411	$2,946	0.9%
BNP Paribas SA	10/08/2008	1,883	2,104	0.6
Bank Mandiri Persero Tbk PT	01/27/2011	618	883	0.3
Glencore International Plc	05/20/2011	1,646	1,507	0.5
Indorama Ventures PCL	05/31/2011	1,160	1,132	0.3
LG Chem Ltd. - GDR	12/17/2009	1,407	3,314	1.0
Olam International Ltd.	06/03/2011	1,461	1,469	0.4

		$10,586	$13,355	4.0%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$5,199	$6,659	1.2%

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$909	$271	—%
Cerberus Capital Management LP	08/06/2007	909	271	—
Cerberus Capital Management LP	08/06/2007	455	136	—
Harrah’s Investment LP	11/16/2008	39	9	—

		$2,312	$687	—%

JNL/Goldman Sachs Core Plus Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$42	$—	—%
CIT Mortgage Loan Trust REMIC, 1.19%, 10/25/37	10/11/2007	368	357	—
CIT Mortgage Loan Trust REMIC, 1.44%, 10/25/37	10/11/2007	700	533	0.1
CIT Mortgage Loan Trust REMIC, 1.64%, 09/25/24	10/11/2007	1,280	668	0.1
Educational Services of America Inc., 1.12%, 07/25/23	02/24/2010	1,529	1,532	0.2
El Paso Performance-Linked Trust, 7.75%, 07/15/11	07/13/2006	1,290	1,293	0.1
Federal Home Loan Mortgage Corp. REMIC, 0.25%(0.00% until LIBOR reaches 7.00%), 09/15/35	05/30/2007	73	77	—
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.14%, 05/17/32	01/08/2003	77	49	—
GSMPS Mortgage Loan Trust, 0.42%, 02/25/35	05/18/2006	104	87	—
Home Interior Gift Inc.	02/22/2006	184	—	—
Merit Securities Corp. REMIC, 1.69%, 09/28/32	12/10/2002	177	188	—
Radnor Holdings Corp., 11.00%, 06/15/13	11/13/2003	126	—	—
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	11/28/2007	699	552	0.1
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	1,237	0.1

		$7,874	$6,573	0.7%

JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Letras Financeiras Do Te, 0.00%, 12/21/11)	06/21/2011	$8,261	$10,813	1.2%
Barclays Bank Plc-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	9,038	11,350	1.2
Citigroup Funding Inc., 11.25%, 10/25/18	06/30/2011	6,801	6,769	0.7
Colombian TES, 11.25%, 10/24/18	06/23/2011	7,622	7,519	0.8
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	03/29/2011	4,120	4,429	0.5
Credit Suisse Nassau-Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	11/16/2010	2,819	3,087	0.3
Deutsche Bank AG-Credit Linked Note (Indonesia Government, 10.75%, 5/15/16)	01/26/2010	2,396	2,799	0.3
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	07/24/2009	7,229	8,987	1.0
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	11/16/2009	10,361	12,308	1.3
JPMorgan Chase & Co., 6.00%, 10/10/12	08/07/2009	822	968	0.1
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	03/08/2010	1,899	2,141	0.2
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 11.00%, 11/15/20)	04/16/2010	2,609	2,898	0.3

		$63,977	$74,068	7.9%

JNL/Ivy Asset Strategy Fund
AIA Group Ltd.	10/25/2010	$18,518	$22,969	1.5%

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 09/11/36	12/29/2006	$2,108	$2,152	0.2%
CompuCredit Acquired Portfolio Voltage Master Trust, 0.36%, 09/15/18	09/18/2006	339	321	—

		$2,447	$2,473	0.2%

JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$1,240	0.5%

JNL/Oppenheimer Global Growth Fund
Shinsegae Co. Ltd.	02/22/2011	$1,016	$1,043	0.2%

JNL/PPM America Floating Rate Income Fund
CIT Group Inc., 7.00%, 05/02/17	06/23/2011	$1,002	$998	0.2%

JNL/PIMCO Real Return Fund
Banco Bradesco SA, 1.62%, 08/26/11	06/29/2011	$11,571	$11,596	0.6%
Banco Santander Brazil SA, 0.00%, 12/28/11	12/21/2010	592	594	—
ING Bank NV, 1.65%, 06/09/14	01/08/2010	19,500	19,561	0.9
Instituto de Credito Oficial, 3.28%, 03/25/14	03/25/2011	18,131	18,444	0.9
Petroleos Mexicanos, 6.50%, 06/02/41	10/07/2010	1,489	1,522	0.1
Turkiye Garanti Bankasi AS, 2.77%, 04/20/16	04/15/2011	1,100	1,092	0.1
Wesfarmers Ltd., 2.98%, 05/18/16	05/10/2011	18,700	18,755	0.9

		$71,083	$71,564	3.5%

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PIMCO Total Return Bond Fund
Banco Bradesco SA, 1.62%, 08/26/11	06/21/2011	$28,529	$28,590	0.8%
Banco Santander Brazil SA, 0.00%, 07/13/11	04/04/2011	11,095	11,093	0.3
Comision Federal de Electricidad, 4.88%, 05/26/21	05/20/2011	15,379	15,478	0.4
DG Funding Trust, 0.56%, (callable at 10,000 beginning 09/30/10)	11/10/2003	4,427	3,168	0.1
Export-Import Bank of Korea, 1.05%, 03/03/12	03/01/2011	4,403	4,553	0.1
Instituto de Credito Oficial, 3.28%, 03/25/14	03/25/2011	7,224	7,349	0.2
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,176	16,836	0.5
Union Pacific Corp., 4.16%, 07/15/22	06/29/2011	2,964	3,464	0.1

		$88,197	$90,531	2.5%

JNL/PPM America High Yield Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$63	$—	— %
CIT Group Inc., 7.00%, 05/02/16	06/17/2011	5,017	4,981	0.4
CIT Group Inc., 7.00%, 05/02/17	06/16/2011	10,700	10,972	0.9
Crown Media Holdings Inc., 10.50%, 07/15/19	06/30/2011	1,800	1,859	0.2
Home Interior Gift Inc.	02/22/2006	174	—	—
Manitoba Telecom Services Inc.	06/10/2005	—	18	—
Radnor Holdings Corp., 11.00%, 06/15/13	11/13/2003	100	—	—
US Oncology Inc. Escrow, 0.00%, 02/16/47	02/22/2011	—	14	—

		$17,854	$17,844	1.5%

JNL/T.Rowe Price Established Growth Fund
Facebook Inc.	04/01/2011	$7,263	$8,233	0.4%
Groupon Inc.	12/17/2010	3,408	6,288	0.4
Mail.ru Group Ltd. - GDR	11/08/2010	7,197	6,986	0.4
Zynga Inc.	02/18/2011	3,838	3,838	0.2

		$21,706	$25,345	1.4%

JNL/T.Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/01/2011	$3,435	$3,435	0.2%
Hungry Machine Inc.	04/01/2011	4,061	4,061	0.3

		$7,496	$7,496	0.5%

JNL/T.Rowe Price Short-Term Bond Fund
Allegheny Energy Supply, 8.25%, 04/15/12	09/03/2010	$930	$938	0.1%
T. Rowe Price Term Asset-Backed Securities Loan Facility	10/16/2009	2,837	845	0.1

		$3,767	$1,783	0.2%

JNL/T.Rowe Price Value Fund
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66	02/04/2011	$1,307	$1,397	0.1%

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Investments in Affiliates - See Note 6 in the Notes to the Financial Statements for further discussion of investments in affiliates. During the period ended June 30, 2011, certain Funds invested in money market funds, which are managed by Jackson National Asset Management, LLC (“Adviser”) or an affiliate of the Funds. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian and each Fund’s affiliated income is included in income from affiliates on the Statements of Operations. Each of the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds New World Fund and JNL/BlackRock Global Allocation Fund operate as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”). Due to each Fund’s ownership of more than 5% of the shares of its corresponding Master Fund, these Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its Sub-Adviser. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company® and the Fund’s Adviser. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The JNL/T. Rowe Price Value Fund invested in the T.Rowe Price Institutional Floating Rate Fund which is an affiliate of the Fund. The JNL/T. Rowe Price Short-Term Bond Fund invested in the T. Rowe Price Term Asset-Backed Securities Loan Facility which is an affiliate of the Fund.

The following table details each Fund’s long-term investments in affiliates held at June 30, 2011.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend / Interest Income	Realized Gain (Loss)	Value End of Period

JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1	$149,079	$149,423	$2,421	$947	$290	$302,446
JNL/American Funds Global Bond Fund	American Funds Insurance Series – Global Bond Fund Class 1	105,387	124,588	1,754	1,135	81	235,126
JNL/American Funds New World Fund	American Funds Insurance Series – New World Fund Class 1	133,548	94,946	6,782	1,205	1,117	224,030
JNL/BlackRock Global Allocation Fund	BlackRock Global Allocation Portfolio	179,646	129,334	36,915	-	1,626	281,111
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	4,327	378	-	24	-	3,984
JNL/Mellon Capital Management International Index Fund	Prudential plc	2,552	529	-	118	-	3,356
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 4.95%, 11/01/12	-	537	-	12	-	528
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	-	499	-	6	-	505
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Term Asset-Backed Securities Loan	2,543	-	-	1,844	-	845
JNL/T. Rowe Price Value Fund	T. Rowe Price Institutional Floating Rate Fund	4,227	40	4,318	25	580	-

The following table details cash management investments in affiliates held at June 30, 2011. There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2011.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income

JNL/BlackRock Commodity Securities Fund	$62,860	$106,391	$18
JNL/Capital Guardian Global Balanced Fund	16,241	13,032	4
JNL/Capital Guardian Global Diversified Research Fund	14,275	6,550	3
JNL/Capital Guardian U.S. Growth Equity Fund	55,757	16,231	12
JNL/Eagle Core Equity Fund	9,525	28,488	4
JNL/Eagle SmallCap Equity Fund	21,944	15,435	4
JNL/Franklin Templeton Global Growth Fund	28,349	33,377	8
JNL/Franklin Templeton Income Fund	67,966	16,664	23
JNL/Franklin Templeton International Small Cap Growth Fund	7,881	10,181	2
JNL/Franklin Templeton Mutual Shares Fund	62,650	50,666	18
JNL/Franklin Templeton Small Cap Value Fund	20,020	26,328	9
JNL/Goldman Sachs Core Plus Bond Fund	356,880	208,649	62
JNL/Goldman Sachs Emerging Markets Debt Fund	211,959	185,191	44
JNL/Goldman Sachs Mid Cap Value Fund	23,029	22,692	6
JNL/Goldman Sachs U.S. Equity Flex Fund	4,931	2,580	1

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Investments in Affiliates

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income

JNL/Invesco Global Real Estate Fund	$8,743	$14,987	$4
JNL/Invesco International Growth Fund	37,733	52,175	14
JNL/Invesco Large Cap Growth Fund	18,815	56,368	8
JNL/Invesco Small Cap Growth Fund	4,579	7,041	3
JNL/Ivy Asset Strategy Fund	100,979	110,827	27
JNL/JPMorgan International Value Fund	11,098	12,880	5
JNL/JPMorgan Mid Cap Growth Fund	5,111	8,925	3
JNL/JPMorgan U.S. Government & Quality Bond Fund	36,257	81,026	16
JNL/Lazard Emerging Markets Fund	60,363	62,053	18
JNL/Lazard Mid Cap Equity Fund	11,284	11,463	3
JNL/M&G Global Basics Fund	5,571	19,650	2
JNL/M&G Global Leaders Fund	-	779	-
JNL/Mellon Capital Management European 30 Fund	79	450	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	134	172	-
JNL/Mellon Capital Management S&P 500 Index Fund	16,641	59,330	12
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	12,073	7,038	6
JNL/Mellon Capital Management Small Cap Index Fund	12,878	13,362	5
JNL/Mellon Capital Management International Index Fund	28,075	17,190	8
JNL/Mellon Capital Management Bond Index Fund	44,153	38,682	10
JNL/Mellon Capital Management Global Alpha Fund	3,593	12,872	7
JNL/Oppenheimer Global Growth Fund	7,173	8,090	3
JNL/PAM Asia ex-Japan Fund	1,752	3,192	-
JNL/PAM China-India Fund	20,481	10,399	2
JNL/PIMCO Real Return Fund	400	-	1
JNL/PIMCO Total Return Bond Fund	15,624	-	6
JNL/PPM America High Yield Bond Fund	35,569	39,959	17
JNL/PPM America Mid Cap Value Fund	864	1,048	1
JNL/PPM America Small Cap Value Fund	634	850	-
JNL/PPM America Value Equity Fund	233	601	-
JNL/Red Rocks Listed Private Equity Fund	20,746	8,017	4
JNL/S&P Competitive Advantage Fund	613	2,167	-
JNL/S&P Dividend Income & Growth Fund	5,012	3,450	1
JNL/S&P Intrinsic Value Fund	1,339	5,139	-
JNL/S&P Total Yield Fund	518	1,722	-
JNL/T. Rowe Price Established Growth Fund	250	299	-
JNL/T. Rowe Price Mid-Cap Growth Fund	4,056	2,753	1
JNL/T. Rowe Price Short-Term Bond Fund	6,234	5,000	1
JNL/T. Rowe Price Value Fund	4,638	4,379	2
JNL/WMC Balanced Fund	130,095	180,904	51
JNL/WMC Value Fund	26,760	29,341	8

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income

JNL/T. Rowe Price Established Growth Fund	$ 21,210	$ 23,065	$ 17
JNL/T. Rowe Price Mid-Cap Growth Fund	62,363	58,424	73
JNL/T. Rowe Price Short-Term Bond Fund	50,383	100,494	67
JNL/T. Rowe Price Value Fund	14,447	12,971	12

Unfunded Loan Commitments – See Note 3 in the Notes to the Financial Statements for further discussion of unfunded commitments. The following table details unfunded loan commitments at June 30, 2011.

Unfunded Commitment
JNL/Franklin Templeton Mutual Shares Fund
Realogy Corp. Extended Revolver Term Loan, 3.25%, 04/10/16	$322

JNL/PPM America Floating Rate Income Fund
CB Richard Ellis Services Inc. Term Loan C, 0.00%, 03/04/18	$1,114

JNL/PPM America High Yield Bond Fund
Level 3 Financing Inc. Bridge Loan, 0.00%, 07/09/11	$10,000
Texas Competitive Electric Holdings Co. LLC, 0.00%, 10/10/17	3,009
WMG Acquisition Corp. Bridge Loan, 0.00%, 06/09/12*	8,086
WMG Holdings Corp. Bridge Loan, 0.00%, 06/30/12 *	1,914

$23,009

* Unfunded loan commitments fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedules of Investments.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, investments in mutual funds, or securities lending collateral, which are valued as a practical expedient at its daily reported net asset value (“NAV”). Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including term loans, priced by pricing services, over the counter derivatives, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please see Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2011 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/American Funds Blue Chip Income and Growth Fund
Investment Companies	$302,446	$—	$—	$302,446

Fund Total	$302,446	$—	$—	$302,446

JNL/American Funds Global Bond Fund
Investment Companies	$235,126	$—	$—	$235,126

Fund Total	$235,126	$—	$—	$235,126

JNL/American Funds Global Small Capitalization Fund
Investment Companies	$127,365	$—	$—	$127,365

Fund Total	$127,365	$—	$—	$127,365

JNL/American Funds Growth-Income Fund
Investment Companies	$352,141	$—	$—	$352,141

Fund Total	$352,141	$—	$—	$352,141

JNL/American Funds International Fund
Investment Companies	$195,396	$—	$—	$195,396

Fund Total	$195,396	$—	$—	$195,396

JNL/American Funds New World Fund
Investment Companies	$224,030	$—	$—	$224,030

Fund Total	$224,030	$—	$—	$224,030

JNL Institutional Alt 20 Fund
Investment Companies	$823,876	$—	$—	$823,876

Fund Total	$823,876	$—	$—	$823,876

JNL Institutional Alt 35 Fund
Investment Companies	$1,265,537	$—	$—	$1,265,537

Fund Total	$1,265,537	$—	$—	$1,265,537

JNL Institutional Alt 50 Fund
Investment Companies	$1,543,359	$—	$—	$1,543,359

Fund Total	$1,543,359	$—	$—	$1,543,359

JNL Institutional Alt 65 Fund
Investment Companies	$1,094,712	$—	$—	$1,094,712

Fund Total	$1,094,712	$—	$—	$1,094,712

JNL/BlackRock Commodity Securities Fund
Common Stocks	$542,647	$—	$—	$542,647
Warrants	—	22	—	22
Commodity Indexed Structured Notes	—	210,134	—	210,134
Short Term Investments	343,187	315,048	—	658,235

Fund Total	$885,834	$525,204	$—	$1,411,038

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/BlackRock Global Allocation Fund
Investment Companies	$281,111	$—	$—	$281,111

Fund Total	$281,111	$—	$—	$281,111

JNL/Capital Guardian Global Balanced Fund
Common Stocks	$242,687	$642	$—	$243,329
Preferred Stocks	1,878	—	—	1,878
Corporate Bonds and Notes	—	28,094	—	28,094
Government and Agency Obligations	—	102,063	—	102,063
Investment Companies	8,019	—	—	8,019
Short Term Investments	39,878	—	—	39,878

Fund Total	$292,462	$130,799	$—	$423,261

JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$323,747	$3,314	$—	$327,061
Short Term Investments	22,569	—	—	22,569

Fund Total	$346,316	$3,314	$—	$349,630

JNL/Capital Guardian U.S. Growth Equity Fund
Common Stocks	$442,142	$—	$—	$442,142
Short Term Investments	34,597	—	—	34,597

Fund Total	$476,739	$—	$—	$476,739

JNL/Eagle Core Equity Fund
Common Stocks	$201,212	$—	$—	$201,212
Investment Companies	7,005	—	—	7,005
Short Term Investments	30,309	—	—	30,309

Fund Total	$238,526	$—	$—	$238,526

JNL/Eagle SmallCap Equity Fund
Common Stocks	$819,290	$—	$—	$819,290
Short Term Investments	62,705	—	—	62,705

Fund Total	$881,995	$—	$—	$881,995

JNL/Franklin Templeton Founding Strategy Fund
Investment Companies	$1,151,898	$—	$—	$1,151,898

Fund Total	$1,151,898	$—	$—	$1,151,898

JNL/Franklin Templeton Global Growth Fund
Common Stocks	$539,025	$—	$—	$539,025
Short Term Investments	45,339	—	—	45,339

Fund Total	$584,364	$—	$—	$584,364

JNL/Franklin Templeton Income Fund
Common Stocks	$444,814	$—	$—	$444,814
Preferred Stocks	20,876	40,027	—	60,903
Warrants	755	—	—	755
Non-U.S. Government Agency Asset-Backed Securities	—	7,676	—	7,676
Corporate Bonds and Notes	—	699,510	—	699,510
Government and Agency Obligations	—	6,734	—	6,734
Other Equity Interests	—	65	9	74
Short Term Investments	224,052	—	—	224,052

Fund Total	$690,497	$754,012	$9	$1,444,518

JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$220,950	$—	$—	$220,950
Short Term Investments	38,493	—	—	38,493

Fund Total	$259,443	$—	$—	$259,443

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$622,116	$1,969	$1,524	$625,609
Corporate Bonds and Notes	—	16,639	—	16,639
Short Term Investments	66,824	—	—	66,824

Fund Total	$688,940	$18,608	$1,524	$709,072

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$388,866	$—	$—	$388,866
Short Term Investments	39,652	—	—	39,652

Fund Total	$428,518	$—	$—	$428,518

JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$172,940	$—	$172,940
Corporate Bonds and Notes	—	325,518	3,212	328,730
Government and Agency Obligations	—	465,767	5,509	471,276
Common Stocks	—	—	—	—
Short Term Investments	265,649	—	—	265,649

Fund Total	$265,649	$964,225	$8,721	$1,238,595

JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$1,077	$92,213	$17,236	$110,526
Government and Agency Obligations	—	555,816	—	555,816
Short Term Investments	188,900	23,464	—	212,364

Fund Total	$189,977	$671,493	$17,236	$878,706

JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$748,110	$—	$—	$748,110
Short Term Investments	32,412	—	—	32,412

Fund Total	$780,522	$—	$—	$780,522

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$150,454	$—	$—	$150,454
Short Term Investments	2,580	—	—	2,580

Fund Total	$153,034	$—	$—	$153,034

JNL/Invesco Global Real Estate Fund
Common Stocks	$761,955	$—	$—	$761,955
Short Term Investments	38,809	—	—	38,809

Fund Total	$800,764	$—	$—	$800,764

JNL/Invesco International Growth Fund
Common Stocks	$636,657	$—	$—	$636,657
Short Term Investments	90,288	—	—	90,288

Fund Total	$726,945	$—	$—	$726,945

JNL/Invesco Large Cap Growth Fund
Common Stocks	$1,047,815	$—	$—	$1,047,815
Short Term Investments	63,481	—	—	63,481

Fund Total	$1,111,296	$—	$—	$1,111,296

JNL/Invesco Small Cap Growth Fund
Common Stocks	$224,752	$—	$—	$224,752
Short Term Investments	15,630	—	—	15,630

Fund Total	$240,382	$—	$—	$240,382

JNL/Ivy Asset Strategy Fund
Common Stocks	$1,207,567	$—	$—	$1,207,567
Preferred Stocks	90,629	—	—	90,629
Purchased Options	—	—	6,121	6,121
Precious Metals	171,037	—	—	171,037
Short Term Investments	110,827	—	—	110,827

Fund Total	$1,580,060	$—	$6,121	$1,586,181

JNL/JPMorgan International Value Fund
Common Stocks	$669,990	$—	$—	$669,990
Preferred Stocks	14,723	—	—	14,723
Short Term Investments	23,297	—	—	23,297

Fund Total	$708,010	$—	$—	$708,010

JNL/JPMorgan Mid Cap Growth Fund
Common Stocks	$366,426	$—	$—	$366,426
Short Term Investments	30,017	—	—	30,017

Fund Total	$396,443	$—	$—	$396,443

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$44,186	$—	$44,186
Corporate Bonds and Notes	—	6,604	—	6,604
Government and Agency Obligations	—	921,292	—	921,292
Short Term Investments	97,786	—	—	97,786

Fund Total	$97,786	$972,082	$—	$1,069,868

JNL/Lazard Emerging Markets Fund
Common Stocks	$1,380,496	$—	$—	$1,380,496
Preferred Stocks	18,545	—	—	18,545
Short Term Investments	139,349	—	—	139,349

Fund Total	$1,538,390	$—	$—	$1,538,390

JNL/Lazard Mid Cap Equity Fund
Common Stocks	$221,436	$—	$—	$221,436
Preferred Stocks	—	—	1,240	1,240
Short Term Investments	16,010	—	—	16,010

Fund Total	$237,446	$—	$1,240	$238,686

JNL/M&G Global Basics Fund
Common Stocks	$276,487	$3,580	$—	$280,067
Preferred Stocks	382	—	—	382
Short Term Investments	32,907	—	—	32,907

Fund Total	$309,776	$3,580	$—	$313,356

JNL/M&G Global Leaders Fund
Common Stocks	$38,354	$—	$—	$38,354
Preferred Stocks	589	—	—	589
Short Term Investments	2,769	—	—	2,769

Fund Total	$41,712	$—	$—	$41,712

JNL/Mellon Capital Management 10 x 10 Fund
Investment Companies	$291,643	$—	$—	$291,643

Fund Total	$291,643	$—	$—	$291,643

JNL/Mellon Capital Management Index 5 Fund
Investment Companies	$424,231	$—	$—	$424,231

Fund Total	$424,231	$—	$—	$424,231

JNL/Mellon Capital Management European 30 Fund
Common Stocks	$30,431	$—	$—	$30,431
Short Term Investments	577	—	—	577

Fund Total	$31,008	$—	$—	$31,008

JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$41,649	$—	$—	$41,649
Investment Companies	1,349	—	—	1,349
Short Term Investments	2,529	—	—	2,529

Fund Total	$45,527	$—	$—	$45,527

JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$1,512,522	$—	$—	$1,512,522
Short Term Investments	67,228	4,250	—	71,478

Fund Total	$1,579,750	$4,250	$—	$1,584,000

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$799,414	$—	$—	$799,414
Short Term Investments	26,037	490	—	26,527

Fund Total	$825,451	$490	$—	$825,941

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$784,684	$—	$—	$784,684
Rights	1	—	—	1
Short Term Investments	96,982	605	—	97,587

Fund Total	$881,667	$605	$—	$882,272

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital Management International Index Fund
Common Stocks	$1,295,741	$—	$—	$1,295,741
Preferred Stocks	8,688	—	—	8,688
Rights	49	—	—	49
Other Equity Interests	—	—	—	—
Short Term Investments	78,474	1,770	—	80,244

Fund Total	$1,382,952	$1,770	$—	$1,384,722

JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$40,422	$—	$40,422
Corporate Bonds and Notes	—	352,514	—	352,514
Government and Agency Obligations	—	1,186,710	—	1,186,710
Short Term Investments	133,622	—	—	133,622

Fund Total	$133,622	$1,579,646	$—	$1,713,268

JNL/Mellon Capital Management Global Alpha Fund
Short Term Investments	$12,872	$505,268	$—	$518,140

Fund Total	$12,872	$505,268	$—	$518,140

JNL/Oppenheimer Global Growth Fund
Common Stocks	$584,949	$—	$—	$584,949
Preferred Stocks	9,506	—	—	9,506
Short Term Investments	14,551	—	—	14,551

Fund Total	$609,006	$—	$—	$609,006

JNL/PAM Asia ex-Japan Fund
Common Stocks	$137,234	$—	$—	$137,234
Short Term Investments	3,908	—	—	3,908

Fund Total	$141,142	$—	$—	$141,142

JNL/PAM China-India Fund
Common Stocks	$354,033	$—	$—	$354,033
Short Term Investments	34,586	—	—	34,586

Fund Total	$388,619	$—	$—	$388,619

JNL/PIMCO Real Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$304,457	$7,402	$311,859
Corporate Bonds and Notes	—	675,871	971	676,842
Government and Agency Obligations	—	1,899,442	—	1,899,442
Preferred Stocks	530	—	—	530
Short Term Investments	46,247	151,270	—	197,517

Fund Total	$46,777	$3,031,040	$8,373	$3,086,190

JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$223,723	$22,996	$246,719
Corporate Bonds and Notes	—	1,116,580	2,898	1,119,478
Government and Agency Obligations	—	1,475,719	—	1,475,719
Preferred Stocks	76	18,944	3,168	22,188
Other Equity Interests	—	83	—	83
Short Term Investments	148,815	1,040,184	—	1,188,999

Fund Total	$148,891	$3,875,233	$29,062	$4,053,186

JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$37,090	$—	$37,090
Variable Rate Senior Loan Interests	—	381,802	—	381,802
Other Equity Interests	—	1,133	—	1,133
Short Term Investments	—	28,457	—	28,457

Fund Total	$—	$448,482	$—	$448,482

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$25,778	$—	$25,778
Corporate Bonds and Notes	—	1,033,780	—	1,033,780
Common Stocks	30,371	—	—	30,371
Preferred Stocks	6,050	12,967	—	19,017
Investment Companies	7,293	—	—	7,293
Other Equity Interests	—	1,260	—	1,260
Short Term Investments	344,451	—	—	344,451

Fund Total	$388,165	$1,073,785	$—	$1,461,950

JNL/PPM America Mid Cap Value Fund
Common Stocks	$158,189	$—	$—	$158,189
Short Term Investments	9,612	—	—	9,612

Fund Total	$167,801	$—	$—	$167,801

JNL/PPM America Small Cap Value Fund
Common Stocks	$89,296	$—	$—	$89,296
Short Term Investments	5,979	—	—	5,979

Fund Total	$95,275	$—	$—	$95,275

JNL/PPM America Value Equity Fund
Common Stocks	$127,784	$—	$—	$127,784
Short Term Investments	2,668	—	—	2,668

Fund Total	$130,452	$—	$—	$130,452

JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$832,360	$—	$—	$832,360
Rights	1,438	—	—	1,438
Short Term Investments	40,509	—	—	40,509

Fund Total	$874,307	$—	$—	$874,307

JNL/S&P Managed Conservative Fund
Investment Companies	$1,112,227	$—	$—	$1,112,227

Fund Total	$1,112,227	$—	$—	$1,112,227

JNL/S&P Managed Moderate Fund
Investment Companies	$2,007,534	$—	$—	$2,007,534

Fund Total	$2,007,534	$—	$—	$2,007,534

JNL/S&P Managed Moderate Growth Fund
Investment Companies	$3,467,659	$—	$—	$3,467,659

Fund Total	$3,467,659	$—	$—	$3,467,659

JNL/S&P Managed Growth Fund
Investment Companies	$2,537,965	$—	$—	$2,537,965

Fund Total	$2,537,965	$—	$—	$2,537,965

JNL/S&P Managed Aggressive Growth Fund
Investment Companies	$920,598	$—	$—	$920,598

Fund Total	$920,598	$—	$—	$920,598

JNL/S&P Disciplined Moderate Fund
Investment Companies	$426,768	$—	$—	$426,768

Fund Total	$426,768	$—	$—	$426,768

JNL/S&P Disciplined Moderate Growth Fund
Investment Companies	$480,281	$—	$—	$480,281

Fund Total	$480,281	$—	$—	$480,281

JNL/S&P Disciplined Growth Fund
Investment Companies	$171,670	$—	$—	$171,670

Fund Total	$171,670	$—	$—	$171,670

JNL/S&P Competitive Advantage Fund
Common Stocks	$338,369	$—	$—	$338,369
Short Term Investments	16,841	—	—	16,841

Fund Total	$355,210	$—	$—	$355,210

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/S&P Dividend Income & Growth Fund
Common Stocks	$577,605	$—	$—	$577,605
Short Term Investments	14,140	—	—	14,140

Fund Total	$591,745	$—	$—	$591,745

JNL/S&P Intrinsic Value Fund
Common Stocks	$438,940	$—	$—	$438,940
Short Term Investments	27,543	—	—	27,543

Fund Total	$466,483	$—	$—	$466,483

JNL/S&P Total Yield Fund
Common Stocks	$315,906	$—	$—	$315,906
Short Term Investments	20,294	—	—	20,294

Fund Total	$336,200	$—	$—	$336,200

JNL/S&P 4 Fund
Investment Companies	$975,774	$—	$—	$975,774

Fund Total	$975,774	$—	$—	$975,774

JNL/T.Rowe Price Established Growth Fund
Common Stocks	$1,846,482	$6,986	$8,233	$1,861,701
Preferred Stocks	—	—	10,126	10,126
Short Term Investments	53,835	—	—	53,835

Fund Total	$1,900,317	$6,986	$18,359	$1,925,662

JNL/T.Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,581,056	$—	$—	$1,581,056
Preferred Stocks	—	—	7,496	7,496
Corporate Bonds and Notes	—	1,203	—	1,203
Short Term Investments	155,958	—	—	155,958

Fund Total	$1,737,014	$1,203	$7,496	$1,745,713

JNL/T.Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$160,118	$—	$160,118
Corporate Bonds and Notes	—	564,222	—	564,222
Government and Agency Obligations	—	343,325	—	343,325
Investment Companies	—	—	845	845
Short Term Investments	121,667	4,197	—	125,864

Fund Total	$121,667	$1,071,862	$845	$1,194,374

JNL/T.Rowe Price Value Fund
Common Stocks	$1,344,715	$—	$—	$1,344,715
Preferred Stocks	8,643	11,179	—	19,822
Corporate Bonds and Notes	—	3,117	—	3,117
Short Term Investments	26,783	—	—	26,783

Fund Total	$1,380,141	$14,296	$—	$1,394,437

JNL/WMC Balanced Fund
Common Stocks	$1,062,206	$—	$—	$1,062,206
Non-U.S. Government Agency Asset-Backed Securities	—	16,450	—	16,450
Corporate Bonds and Notes	—	135,057	—	135,057
Government and Agency Obligations	—	379,727	—	379,727
Short Term Investments	228,965	—	—	228,965

Fund Total	$1,291,171	$531,234	$—	$1,822,405

JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$77,966	$—	$77,966
Government and Agency Obligations	—	34,619	—	34,619
Short Term Investments	9	750,512	—	750,521

Fund Total	$9	$863,097	$—	$863,106

JNL/WMC Value Fund
Common Stocks	$1,284,254	$—	$—	$1,284,254
Short Term Investments	43,286	—	—	43,286

Fund Total	$1,327,540	$—	$—	$1,327,540

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Liabilities – Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton Mutual Shares Fund
Corporate Bond and Notes[1]	$—	$(24)	$—	$(24)
Fund Total	$—	$(24)	$—	$(24)

JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(61,069)	$—	$(61,069)
Fund Total	$—	$(61,069)	$—	$(61,069)

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(40,822)	$—	$—	$(40,822)
Fund Total	$(40,822)	$—	$—	$(40,822)

JNL/PIMCO Total Return Bond Fund
Government and Agency Obligations	$—	$(145,748)	$—	$(145,748)
Fund Total	$—	$(145,748)	$—	$(145,748)

JNL/PPM America Floating Rate Income Fund
Corporate Bond and Notes[1]	$—	$(10)	$—	$(10)
Fund Total	$—	$(10)	$—	$(10)

JNL/PPM America High Yield Bond Fund
Corporate Bond and Notes[1]	$—	$(72)	$—	$(72)
Fund Total	$—	$(72)	$—	$(72)

1Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund, JNL/PPM America Floating Rate Income Fund and JNL/PPM America High Yield Bond Fund are not reflected in the Schedules of Investments. The value of unfunded loan commitments are included in payable for investment securities purchased in the Statements of Assets and Liabilities.

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$–	$82	$–	$82
Fund Total	$–	$82	$–	$82
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$–	$1,010	$–	$1,010
Fund Total	$–	$1,010	$–	$1,010
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$180	$–	$–	$180
Open Forward Foreign Currency Contracts	–	459	–	459
Interest Rate Swap Agreements	–	4,187	–	4,187
Credit Default Swap Agreements	–	218	–	218
Fund Total	$180	$4,864	$–	$5,044
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$–	$12,610	$–	$12,610
Interest Rate Swap Agreements	–	625	–	625
Fund Total	$–	$13,235	$–	$13,235
JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$–	$1,503	$–	$1,503
Fund Total	$–	$1,503	$–	$1,503
JNL/JPMorgan International Value Fund
Open Futures Contracts	$30	$–	$–	$30
Open Forward Foreign Currency Contracts	–	2,807	–	2,807
Fund Total	$30	$2,807	$–	$2,837
JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$1,921	$–	$–	$1,921
Fund Total	$1,921	$–	$–	$1,921
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
Open Futures Contracts	$72	$–	$–	$72
Fund Total	$72	$–	$–	$72
JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$515	$–	$–	$515
Fund Total	$515	$–	$–	$515
JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$807	$–	$–	$807
Open Forward Foreign Currency Contracts	–	318	–	318
Fund Total	$807	$318	$–	$1,125
JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$4,697	$–	$–	$4,697
Open Forward Foreign Currency Contracts	–	6,798	–	6,798
Fund Total	$4,697	$6,798	$–	$11,495

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total
JNL/PIMCO Real Return Fund
Open Futures Contracts	$1,041	$–	$–	$1,041
Open Forward Foreign Currency Contracts	–	2,841	–	2,841
Interest Rate Swap Agreements	–	2,190	–	2,190
Credit Default Swap Agreements	–	1,565	–	1,565
Fund Total	$1,041	$6,596	$–	$7,637
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$9,744	$–	$–	$9,744
Open Forward Foreign Currency Contracts	–	13,444	–	13,444
Interest Rate Swap Agreements	–	4,396	–	4,396
Credit Default Swap Agreements	–	1,248	–	1,248
Fund Total	$9,744	$19,088	$–	$28,832
JNL/T.Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$–	$109	$–	$109
Fund Total	$–	$109	$–	$109

	Liabilities - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$–	$(77)	$–	$(77)
Fund Total	$–	$(77)	$–	$(77)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$–	$(1,205)	$–	$(1,205)
Fund Total	$–	$(1,205)	$–	$(1,205)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(1,415)	$–	$–	$(1,415)
Open Forward Foreign Currency Contracts	–	(1,573)	–	(1,573)
Interest Rate Swap Agreements	–	(3,444)	–	(3,444)
Credit Default Swap Agreements	–	(292)	–	(292)
Fund Total	$(1,415)	$(5,309)	$–	$(6,724)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$–	$(9,009)	$–	$(9,009)
Interest Rate Swap Agreements	–	(2,213)	–	(2,213)
Total Return Swap Agreements	–	(64)	–	(64)
Fund Total	$–	$(11,286)	$–	$(11,286)
JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$–	$(3,890)	$–	$(3,890)
Fund Total	$–	$(3,890)	$–	$(3,890)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$–	$(1,186)	$–	$(1,186)
Fund Total	$–	$(1,186)	$–	$(1,186)
JNL/Mellon Capital Management International Index Fund
Open Forward Foreign Currency Contracts	$–	$(366)	$–	$(366)
Fund Total	$–	$(366)	$–	$(366)
JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$(4,444)	$–	$–	$(4,444)
Open Forward Foreign Currency Contracts	–	(6,074)	–	(6,074)
Fund Total	$(4,444)	$(6,074)	$–	$(10,518)
JNL/PIMCO Real Return Fund
Written Options	$(120)	$(1,111)	$(940)	$(2,171)
Open Futures Contracts	(84)	–	–	(84)
Open Forward Foreign Currency Contracts	–	(3,430)	–	(3,430)
Interest Rate Swap Agreements	–	(1,105)	–	(1,105)
Credit Default Swap Agreements	–	(825)	–	(825)
Fund Total	$(204)	$(6,471)	$(940)	$(7,615)
JNL/PIMCO Total Return Bond Fund
Written Options	$(252)	$(3,170)	$(2,170)	$(5,592)
Open Futures Contracts	(2,457)	–	–	(2,457)
Open Forward Foreign Currency Contracts	–	(14,349)	–	(14,349)
Interest Rate Swap Agreements	–	(13,988)	–	(13,988)
Credit Default Swap Agreements	–	(1,082)	–	(1,082)
Fund Total	$(2,709)	$(32,589)	$(2,170)	$(37,468)
JNL/T.Rowe Price Short-Term Bond Fund
Open Futures Contracts	$(2)	$–	$–	$(2)
Open Forward Foreign Currency Contracts	–	(43)	–	(43)
Fund Total	$(2)	$(43)	$–	$(45)

1Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written and swap agreements. Options purchased are included in Investments in Securities. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

Significant transfers between Level 1 and Level 2 valuations during the year ended June 30, 2011, related to certain Fund’s using an independent statistical fair value model pricing service to value certain foreign securities as described in Note 2 in the Notes to the Financial Statements. In instances when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations. In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria existed as of December 31, 2010 and did not exist at June 30, 2011, and therefore, certain foreign investments were valued as Level 2 valuations at December 31, 2010 and Level 1 at June 30, 2011. The only significant transfer from Level 3 to Level 2 valuations during the period ended June 30, 2011 related to certain mortgage backed securities valued by an approved independent pricing service, that were previously valued using Sub-Adviser guidance. Fixed income investments valued by an approved independent pricing service generally are considered a Level 2 valuation. Fixed income investments valued by Sub-Adviser guidance generally are considered a Level 3 valuation.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2011:

	Balance at Beginning of Period	Transfers Into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Change in Unrealized Gain / (Loss)	Purchases	(Sales)	Balance at End of Period	Change In Unrealized Appreciation / (Depreciation) on Investments Held at End of Period[2]
JNL/Franklin Templeton Income Fund
Other Equity Interests	$7	$-	$-	$2	$-	$-	$9	$2
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$4,578	$-	$(1,756)	$(1,073)	$-	$(225)	$1,524	$(1,073)
Corporate Bond and Notes	1,579	-	-	370	-	(1,949)	-	-
Fund Total Investments in Securities	$6,157	$-	$(1,756)	$(703)	$-	$(2,174)	$1,524	$(1,073)
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$5,088	$-	$(5,088)	$-	$-	$-	$-	$-
Corporate Bond and Notes	-	443	-	72	2,697	-	3,212	72
Government and Agency Obligations	$-	$-	$-	$70	$5,439	$-	$5,509	$70
Fund Total Investments in Securities	$5,088	$443	$(5,088)	$142	$8,136	$-	$8,721	$142
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$2,680	$13,620	$-	$936	$-	$-	$17,236	$936
Investments in Other Financial Instruments[1]
Total Return Swap Agreements	$446	$-	$-	$(446)	$-	$-	$-	$-
JNL/Ivy Asset Strategy Fund
Purchased Options	$6,037	$-	$-	$(6,081)	$6,998	$(833)	$6,121	$(877)
Investments in Other Financial Instruments[1]
Written Options	$(1,583)	$-	$-	$1,533	$142	$(92)	$-	$-
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$587	$-	$(587)	$-	$-	$-	$-	$-
JNL/Lazard Mid Cap Equity Fund
Preferred Stocks	$1,015	$-	$-	$225	$-	$-	$1,240	$225
JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$45	$-	$-	$(9)	$-	$(36)	$-	$-
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$33,594	$-	$(22,513)	$66	$7,352	$(11,097)	$7,402	$49
Corporate Bond and Notes	1,562	-	(585)	(1)	-	(5)	971	(1)
Fund Total Investments in Securities	$35,156	$-	$(23,098)	$65	$7,352	$(11,102)	$8,373	$48
Investments in Other Financial Instruments[1]
Written Options	$(985)	$-	$-	$45	$-	$-	$(940)	$45

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Balance at Beginning of Period	Transfers Into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Change in Unrealized Gain / (Loss)	Purchases	(Sales)	Balance at End of Period	Change In Unrealized Appreciation / (Depreciation) on Investments Held at End of Period[2]
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$2,404	$-	$(2,404)	$111	$23,068	$(183)	$22,996	$81
Corporate Bond and Notes	5,063	-	-	3	-	(2,168)	2,898	3
Government and Agency Obligations	179	-	-	-	-	(179)	-	-
Preferred Stocks	3,191	-	-	(23)	-	-	3,168	(23)
Fund Total Investments in Securities	$10,837	$-	$(2,404)	$91	$23,068	$(2,530)	$29,062	$61
Investments in Other Financial Instruments[1]
Written Options	$(2,227)	$-	$-	$56	$-	$-	$(2,170)	$56

JNL/T. Rowe Price Established Growth Fund
Common Stocks	$-	$-	$-	$970	$7,263	$-	$8,233	$970
Preferred Stocks	3,407	-	-	2,881	3,838	-	10,126	2,881
Fund Total Investments in Securities	$3,407	$-	$-	$3,851	$11,101	$-	$18,359	$3,851

JNL/T. Rowe Price Mid-Cap Growth Fund
Preferred Stocks	$-	$-	$-	$-	$7,496	$-	$7,496	$-
JNL/T. Rowe Price Short-Term Bond Fund
Investment Companies	$2,543	$-	$-	$(1,698)	$-	$-	$845	$(1,698)

1Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

2The change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2011 is included in net change in unrealized appreciation or depreciation in the Statements of Operations.

Schedule of Written Options
	Expiration Date	Exercise Price	Contracts	Value

Exchange-Traded Futures Options
JNL/PIMCO Real Return Fund
Eurodollar Future Call Option	09/19/2011	99.38	79	$(61)
Eurodollar Future Put Option	09/19/2011	99.38	79	(6)
U.S. 10-year Treasury Note Future Call Option	07/22/2011	125.00	42	(4)
U.S. 10-year Treasury Note Future Put Option	07/22/2011	121.00	42	(17)
U.S. 5-year Treasury Note Future Call Option	07/22/2011	120.00	73	(17)
U.S. 5-year Treasury Note Future Put Option	07/22/2011	118.00	73	(15)

			388	$(120)

JNL/PIMCO Total Return Bond Fund
Eurodollar Future Put Option	09/19/2011	99.38	656	$(49)
Eurodollar Future Put Option	03/19/2012	99.00	442	(61)
U.S. 10-year Treasury Note Future Call Option	07/22/2011	125.00	67	(6)
U.S. 10-year Treasury Note Future Put Option	07/22/2011	121.00	67	(27)
U.S. 5-year Treasury Note Future Call Option	07/22/2011	120.00	231	(53)
U.S. 5-year Treasury Note Future Call Option	08/26/2011	121.00	47	(7)
U.S. 5-year Treasury Note Future Put Option	07/22/2011	118.00	231	(49)

			1,741	$(252)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2011

Schedule of Written Options
	Expiration Date	Exercise Price	Contracts	Value
Foreign Currency Options
JNL/PIMCO Real Return Fund
AUD versus USD Put Option	08/18/2011	1.00	6,200,000	$(18)
AUD versus USD Put Option	08/18/2011	1.00	5,300,000	(15)

			11,500,000	$(33)

Index Options
JNL/PIMCO Real Return Fund
CDX.IG-15 5 Year Call Option	09/21/2011	0.80	22	$(5)
CDX.IG-15 5 Year Call Option	09/21/2011	1.30	31	(3)
CDX.IG-15 5 Year Call Option	09/21/2011	0.80	3	(1)
CDX.IG-15 5 Year Put Option	09/21/2011	1.20	10	(1)
CDX.IG-15 5 Year Put Option	09/21/2011	1.20	3	–
CDX.IG-15 5 Year Put Option	09/21/2011	1.20	22	(1)

			91	$(11)

JNL/PIMCO Total Return Bond Fund
CDX.IG-15 5 Year Call Option	09/21/2011	0.80	51	$(11)
CDX.IG-15 5 Year Put Option	09/21/2011	1.30	26	(3)
CDX.IG-15 5 Year Put Option	09/21/2011	1.20	51	(3)

			128	$(17)

Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option	03/10/2020	215.95	29	$(10)
Floor - CPURNSA Index Option	03/12/2020	215.95	46	(16)
Floor - CPURNSA Index Option	10/13/2020	218.01	298	(125)
Floor - CPURNSA Index Option	09/29/2020	217.97	31	(13)

			404	$(164)

JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option	03/10/2020	215.95	19	$(7)
Floor - CPURNSA Index Option	03/12/2020	215.95	18	(6)
Floor - CPURNSA Index Option	09/29/2020	217.97	64	(26)

			101	$(39)

Interest Rate Swaptions*
JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 1.80% fixed	08/24/2011	N/A	83	$(15)
Call Swaption, 3 month LIBOR versus 3.00% fixed	10/11/2011	N/A	311	(181)
Call Swaption, 3 month LIBOR versus 3.00% fixed	08/24/2011	N/A	237	(78)
Put Swaption, 3 month LIBOR versus 2.50% fixed	08/24/2011	N/A	83	(16)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	172	(57)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	587	(194)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	100	(33)
Put Swaption, 3 month LIBOR versus 3.75% fixed	10/11/2011	N/A	311	(256)
Put Swaption, 3 month LIBOR versus 3.75% fixed	08/26/2011	N/A	237	(73)

			2,121	$(903)

JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 1.75% fixed	11/14/2011	N/A	392	$(83)
Call Swaption, 3 month LIBOR versus 1.80% fixed	08/24/2011	N/A	52	(9)
Call Swaption, 3 month LIBOR versus 3.00% fixed	10/11/2011	N/A	472	(275)
Call Swaption, 3 month LIBOR versus 3.00% fixed	08/24/2011	N/A	363	(120)
Call Swaption, 3 month LIBOR versus 3.00% fixed	08/24/2011	N/A	118	(39)
Call Swaption, 3 month LIBOR versus 3.00% fixed	08/24/2011	N/A	45	(15)
Put Swaption, 3 month LIBOR versus 10.00% fixed	07/10/2012	N/A	133	–
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	849	(421)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	41	(20)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	739	(366)
Put Swaption, 3 month LIBOR versus 2.25% fixed	05/28/2013	N/A	501	(224)
Put Swaption, 3 month LIBOR versus 2.50% fixed	08/24/2011	N/A	52	(10)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2011

Schedule of Written Options
	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions* (continued)
JNL/PIMCO Total Return Bond Fund (continued)
Put Swaption, 3 month LIBOR versus 2.75% fixed	06/18/2012	N/A	828	$(372)
Put Swaption, 3 month LIBOR versus 2.75% fixed	11/14/2011	N/A	392	(182)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	705	(233)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	679	(225)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	329	(109)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	418	(138)
Put Swaption, 3 month LIBOR versus 3.75% fixed	08/24/2011	N/A	363	(104)
Put Swaption, 3 month LIBOR versus 3.75% fixed	10/11/2011	N/A	42	(34)
Put Swaption, 3 month LIBOR versus 3.75% fixed	08/26/2011	N/A	118	(36)
Put Swaption, 3 month LIBOR versus 3.75% fixed	08/24/2011	N/A	45	(13)
Put Swaption, 3 month LIBOR versus 4.25% fixed	10/11/2011	N/A	430	(86)

			8,106	$(3,114)

Options on Securities
JNL/PIMCO Total Return Bond Fund
** Federal National Mortgage Association TBA Call Option	08/04/2011	104.53	90	$(9)
** Federal National Mortgage Association TBA Put Option	08/04/2011	102.53	90	(31)

			180	$(40)

Straddle Options
JNL/PIMCO Real Return Fund
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	247	$(400)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	11/14/2011	N/A	284	(466)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	115	(74)

			646	$(940)

JNL/PIMCO Total Return Bond Fund
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	673	$(1,091)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	11/14/2011	N/A	553	(906)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	205	(133)

			1,431	$(2,130)

*   Swaptions are illiquid investments.

**  Written options fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedules of Investments.

Summary of Written Options	Contracts	Premiums
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2010	(4,769)	$(1,434)
Options written during the period	(879)	(303)
Options closed during the period	5,016	1,526
Options expired during the period	632	211

Options outstanding at June 30, 2011	–	$–

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2010	(4,928)	$(3,230)
Options written during the period	(11,503,261)	(1,808)
Options closed during the period	2,219	1,087
Options expired during the period	2,320	841

Options outstanding at June 30, 2011	(11,503,650)	$(3,110)

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2010	(7,752)	$(6,624)
Options written during the period	(6,712)	(3,070)
Options closed during the period	1,640	609
Options expired during the period	1,137	638

Options outstanding at June 30, 2011	(11,687)	$(8,447)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2011

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)

JNL/Goldman Sachs Core Plus Bond Fund
90-Day Eurodollar Future	March 2012	14	$—
90-Day Eurodollar Future	March 2013	14	(7)
90-Day Eurodollar Future	June 2012	14	(2)
90-Day Eurodollar Future	June 2013	14	(8)
90-Day Eurodollar Future	September 2011	14	—
90-Day Eurodollar Future	September 2012	14	(4)
90-Day Eurodollar Future	December 2011	14	—
90-Day Eurodollar Future	December 2012	14	(5)
CME Ultra Long Term U.S. Treasury Bond Future	September 2011	320	(548)
Euro Schatz DUA Index Future	September 2011	(42)	(11)
Euro-Bobl Future	September 2011	(7)	15
Euro-Bund Future	September 2011	12	(26)
U.S. Treasury Bond Future, 30-Year	September 2011	(131)	165
U.S. Treasury Note Future, 10-Year	September 2011	329	(377)
U.S. Treasury Note Future, 2-Year	September 2011	1,296	(136)
U.S. Treasury Note Future, 5-Year	September 2011	327	(291)

			$(1,235)

JNL/JPMorgan International Value Fund
Euro Stoxx 50 Index Future	September 2011	102	$20
FTSE 100 Index Future	September 2011	37	10

			$30

JNL/Mellon Capital Management Global Alpha Fund
Amsterdam Exchange Index Future	July 2011	223	$299
ASX SPI 200 Index Future	September 2011	55	219
Australia Commonwealth Treasury Bond Future, 10-Year	September 2011	348	(130)
CAC 40 10 Euro Index Future	July 2011	114	275
Canadian Bond Future, 10-Year	September 2011	(165)	128
DAX Index Future	September 2011	(149)	(1,204)
Euro-Bund Future	September 2011	(793)	(217)
FTSE 100 Index Future	September 2011	886	2,482
FTSE/MIB Index Future	September 2011	35	87
Hang Seng Index Future	July 2011	(257)	(707)
IBEX 35 Index Future	July 2011	14	93
Japanese Government Bond Future, 10-Year	September 2011	(621)	(228)
S&P 500 E-Mini Index Future	September 2011	94	258
S&P/TSX 60 Index Future	September 2011	(181)	(584)
Topix Index Future	September 2011	(232)	(819)
U.K. Long Gilt Future	September 2011	387	(555)
U.S. Treasury Note Future, 10-Year	September 2011	1,493	856

			$253

JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	September 2011	21	$55
Euro Stoxx 50 Index Future	September 2011	225	263
FTSE 100 Index Future	September 2011	80	236
Topix Index Future	September 2011	62	253

			$807

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	September 2011	34	$72

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	September 2011	997	$1,921

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	September 2011	182	$515

JNL/PIMCO Real Return Fund
90-Day Euro Euribor Interest Rate Future	March 2013	48	$74
90-Day Euro Euribor Interest Rate Future	June 2012	48	53
90-Day Euro Euribor Interest Rate Future	September 2012	48	64
90-Day Euro Euribor Interest Rate Future	December 2012	48	70
90-Day Eurodollar Future	December 2011	120	43
90-Day Eurodollar Future	March 2013	129	(73)
90-Day Eurodollar Future	December 2012	166	(11)
90-Day Eurodollar Future	December 2012	174	96
90-Day Eurodollar Future	June 2012	217	149
90-Day Eurodollar Future	September 2011	403	84
90-Day Eurodollar Future	March 2012	545	408

			$957

JNL/PIMCO Total Return Bond Fund
90-Day Euro Euribor Interest Rate Future	March 2013	91	$82
90-Day Euro Euribor Interest Rate Future	September 2012	91	72
90-Day Euro Euribor Interest Rate Future	December 2012	91	78
90-Day Euro Euribor Interest Rate Future	June 2012	92	58
90-Day Eurodollar Future	June 2014	66	(32)
90-Day Eurodollar Future	December 2012	111	(35)
90-Day Eurodollar Future	December 2013	204	(95)
90-Day Eurodollar Future	March 2014	337	(181)
90-Day Eurodollar Future	September 2013	392	(185)
90-Day Eurodollar Future	June 2013	463	(293)
90-Day Eurodollar Future	December 2012	1,033	(267)
90-Day Eurodollar Future	September 2011	1,276	71
90-Day Eurodollar Future	March 2013	1,717	(1,084)
90-Day Eurodollar Future	December 2011	1,840	818
90-Day Eurodollar Future	September 2012	2,844	104
90-Day Eurodollar Future	March 2012	3,529	3,350
90-Day Eurodollar Future	June 2012	6,389	5,101
Euro-Bobl Future	September 2011	256	(81)
Euro-Bund Future	September 2011	159	(143)
U.S. Treasury Note Future, 10-Year	September 2011	(46)	(61)
U.S. Treasury Note Future, 2-Year	September 2011	20	10

			$7,287

JNL/T.Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 5-Year	September 2011	(65)	$(2)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain / (Loss)

JNL/Capital Guardian Global Balanced Fund
EUR/USD	07/13/2011	BOA	EUR	862	$1,250	$(1)
EUR/USD	07/18/2011	BOA	EUR	1,727	2,504	3
EUR/USD	07/27/2011	BOA	EUR	2,118	3,069	70
JPY/EUR	07/19/2011	BNY	EUR	(2,300)	(3,334)	(5)
JPY/USD	07/13/2011	BOA	JPY	682,890	8,483	(17)
JPY/USD	07/19/2011	BOA	JPY	80,488	1,000	—
USD/AUD	07/19/2011	CSI	AUD	(876)	(938)	(7)
USD/BRL	07/29/2011	UBS	BRL	(182)	(116)	(3)
USD/CAD	07/06/2011	CSI	CAD	(444)	(461)	(3)
USD/CAD	07/06/2011	UBS	CAD	(190)	(197)	(1)
USD/CAD	08/03/2011	BOA	CAD	(182)	(189)	(4)
USD/CAD	08/03/2011	UBS	CAD	(392)	(406)	(8)
USD/EUR	07/25/2011	BNY	EUR	(79)	(115)	(1)
USD/EUR	08/03/2011	BOA	EUR	(1,402)	(2,031)	(25)
USD/HUF	07/11/2011	BOA	HUF	(25,501)	(139)	1
USD/JPY	07/11/2011	BNY	JPY	(76,583)	(951)	4
USD/MXN	07/11/2011	BNY	MXN	(5,186)	(443)	(1)
USD/PLN	07/11/2011	BOA	PLN	(1,170)	(426)	4
USD/ZAR	07/29/2011	BOA	ZAR	(818)	(121)	(1)

					$6,439	$5

JNL/Franklin Templeton Mutual Shares Fund
CHF/USD	08/10/2011	DUB	CHF	311	$369	$1
CHF/USD	08/10/2011	SSB	CHF	127	151	(2)
EUR/USD	09/15/2011	SSB	EUR	166	240	4
EUR/USD	09/15/2011	DUB	EUR	862	1,248	30
EUR/USD	09/15/2011	DUB	EUR	543	785	10
EUR/USD	09/15/2011	DUB	EUR	81	118	1
EUR/USD	09/15/2011	SSB	EUR	87	126	1
EUR/USD	09/15/2011	DUB	EUR	980	1,418	31
GBP/USD	08/12/2011	BOA	GBP	650	1,043	(9)
GBP/USD	09/16/2011	BCL	GBP	625	1,002	(10)
JPY/USD	10/20/2011	BOA	JPY	11,747	146	3
JPY/USD	10/20/2011	BOA	JPY	11,944	148	3
JPY/USD	10/20/2011	DUB	JPY	9,406	117	1
JPY/USD	10/20/2011	DUB	JPY	4,260	53	1
JPY/USD	10/20/2011	DUB	JPY	7,248	90	1
JPY/USD	10/20/2011	DUB	JPY	7,497	93	—
JPY/USD	10/20/2011	DUB	JPY	15,780	196	—
JPY/USD	10/20/2011	BCL	JPY	8,498	106	—
JPY/USD	10/20/2011	BOA	JPY	11,665	145	(1)
JPY/USD	10/20/2011	DUB	JPY	10,446	130	1
NOK/USD	08/19/2011	DUB	NOK	338	62	2
NOK/USD	08/19/2011	DUB	NOK	713	132	2
NOK/USD	08/19/2011	DUB	NOK	1,150	213	5
NOK/USD	08/19/2011	DUB	NOK	325	60	—
NOK/USD	08/19/2011	SSB	NOK	451	83	—
NOK/USD	08/19/2011	SSB	NOK	799	148	(1)
NOK/USD	08/19/2011	DUB	NOK	1,049	194	—
NOK/USD	08/19/2011	DUB	NOK	1,972	364	2
NOK/USD	08/19/2011	DUB	NOK	817	151	2
USD/AUD	08/23/2011	DUB	AUD	(705)	(752)	(17)
USD/AUD	08/23/2011	BCL	AUD	(953)	(1,016)	(19)
USD/AUD	08/23/2011	DUB	AUD	(255)	(271)	(3)
USD/AUD	08/23/2011	SSB	AUD	(142)	(151)	—
USD/CHF	08/10/2011	SSB	CHF	(8,006)	(9,525)	(364)
USD/CHF	08/10/2011	BOA	CHF	(542)	(645)	(31)
USD/EUR	09/15/2011	DUB	EUR	(20,184)	(29,208)	(263)
USD/EUR	09/15/2011	HSB	EUR	(21,344)	(30,887)	(284)
USD/EUR	09/15/2011	BCL	EUR	(1,000)	(1,447)	2
USD/GBP	08/12/2011	BOA	GBP	(27,796)	(44,589)	857

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain / (Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/GBP	08/12/2011	BOA	GBP	(884)	$(1,418)	$22
USD/GBP	08/12/2011	BOA	GBP	(259)	(415)	3
USD/GBP	08/12/2011	DUB	GBP	(1,200)	(1,925)	25
USD/GBP	08/12/2011	DUB	GBP	(407)	(652)	(3)
USD/JPY	10/20/2011	HSB	JPY	(9,961)	(124)	(4)
USD/JPY	10/20/2011	DUB	JPY	(19,926)	(248)	(8)
USD/JPY	10/20/2011	BCL	JPY	(9,964)	(124)	(4)
USD/JPY	10/20/2011	HSB	JPY	(7,397)	(92)	(2)
USD/JPY	10/20/2011	DUB	JPY	(14,811)	(184)	(4)
USD/JPY	10/20/2011	BOA	JPY	(131,796)	(1,638)	(39)
USD/JPY	10/20/2011	HSB	JPY	(26,600)	(331)	(8)
USD/JPY	10/20/2011	HSB	JPY	(42,900)	(533)	(8)
USD/NOK	08/19/2011	BCL	NOK	(22,980)	(4,247)	(121)

					$(121,291)	$(195)

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	09/21/2011	CGM	AUD	3,559	$3,778	$25
AUD/USD	09/21/2011	WBC	AUD	2,709	2,876	19
CAD/JPY	09/21/2011	RBC	JPY	(193,288)	(2,402)	41
CAD/USD	09/21/2011	RBC	CAD	1,570	1,625	29
CAD/USD	09/21/2011	RBC	CAD	3,391	3,509	41
CHF/EUR	09/21/2011	UBS	EUR	(1,657)	(2,397)	13
EUR/CHF	09/21/2011	UBS	CHF	(2,068)	(2,462)	34
EUR/CHF	09/21/2011	SSB	CHF	(2,510)	(2,987)	(8)
EUR/CHF	09/21/2011	RBS	CHF	(1,722)	(2,049)	39
EUR/USD	09/21/2011	CGM	EUR	1,098	1,589	(10)
EUR/USD	09/21/2011	UBS	EUR	391	565	(6)
EUR/USD	09/21/2011	BCL	EUR	2,777	4,018	(32)
GBP/USD	08/05/2011	BCL	GBP	1,650	2,647	10
GBP/USD	09/21/2011	RBS	GBP	1,060	1,700	(39)
JPY/CAD	09/21/2011	RBC	CAD	(1,179)	(1,220)	(20)
JPY/GBP	09/21/2011	RBS	GBP	(2,290)	(3,672)	6
MXN/USD	07/26/2011	MSC	MXN	10,837	924	(8)
NOK/USD	09/21/2011	JPM	NOK	25,776	4,753	(39)
NOK/USD	09/21/2011	HSB	NOK	12,268	2,262	33
NOK/USD	09/21/2011	HSB	NOK	10,731	1,979	7
NZD/EUR	09/21/2011	CGM	EUR	(1,655)	(2,394)	27
NZD/USD	09/21/2011	WBC	NZD	2,935	2,419	10
NZD/USD	09/21/2011	CGM	NZD	3,019	2,488	34
SEK/EUR	09/21/2011	RBS	EUR	(1,720)	(2,489)	16
SEK/USD	09/21/2011	RBS	SEK	28,480	4,482	(124)
USD/AUD	09/21/2011	CIT	AUD	(1,147)	(1,218)	(23)
USD/AUD	09/21/2011	UBS	AUD	(4,540)	(4,820)	(82)
USD/AUD	09/21/2011	WBC	AUD	(949)	(1,008)	(27)
USD/BRL	07/14/2011	UBS	BRL	(9,229)	(5,901)	(282)
USD/CAD	09/21/2011	RBC	CAD	(3,051)	(3,157)	(51)
USD/CHF	09/21/2011	RBS	CHF	(968)	(1,152)	5
USD/CHF	09/21/2011	UBS	CHF	(1,698)	(2,021)	12
USD/EUR	07/27/2011	DUB	EUR	(7,000)	(10,145)	(148)
USD/EUR	09/21/2011	CIT	EUR	(3,350)	(4,847)	(20)
USD/EUR	09/21/2011	RBS	EUR	(1,725)	(2,496)	(24)
USD/EUR	09/21/2011	CGM	EUR	(1,430)	(2,069)	(4)
USD/GBP	08/05/2011	DUB	GBP	(1,917)	(3,076)	(12)
USD/JPY	09/21/2011	BCL	JPY	(341,233)	(4,241)	18
USD/MXN	07/26/2011	DUB	MXN	(45,370)	(3,868)	—
USD/NOK	09/21/2011	UBS	NOK	(21,959)	(4,049)	(125)
USD/NZD	09/21/2011	CGM	NZD	(1,976)	(1,628)	(42)
USD/NZD	09/21/2011	WBC	NZD	(6,387)	(5,263)	(67)
USD/SEK	09/21/2011	HSB	SEK	(8,763)	(1,379)	(3)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain / (Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/SEK	09/21/2011	HSB	SEK	(6,197)	$(975)	$(5)
USD/SEK	09/21/2011	HSB	SEK	(28,436)	(4,475)	(124)
USD/SEK	09/21/2011	RBC	SEK	(7,989)	(1,257)	(23)
USD/ZAR	07/07/2011	RBC	ZAR	(32,282)	(4,773)	(184)
USD/ZAR	07/07/2011	DUB	ZAR	(18,382)	(2,718)	(1)

					$(56,994)	$(1,114)

JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	07/14/2011	BCL	BRL	10,695	$6,838	$401
BRL/USD	07/14/2011	UBS	BRL	39,786	25,437	1,215
BRL/USD	07/14/2011	HSB	BRL	5,913	3,780	120
BRL/USD	07/14/2011	HSB	BRL	22,978	14,691	626
CLP/USD	07/14/2011	RBC	CLP	6,188,324	13,226	255
CNY/USD	07/07/2011	BCL	CNY	91,357	14,133	104
CNY/USD	07/07/2011	HSB	CNY	67,696	10,473	79
CNY/USD	07/07/2011	BCL	CNY	245,302	37,949	415
CNY/USD	07/07/2011	DUB	CNY	8,039	1,244	13
CNY/USD	07/07/2011	BCL	CNY	36,855	5,702	(12)
CNY/USD	09/30/2011	BCL	CNY	93,655	14,510	9
CNY/USD	09/30/2011	HSB	CNY	93,611	14,503	2
CNY/USD	05/09/2012	CIT	CNY	151,250	23,541	(233)
CNY/USD	05/09/2012	MSC	CNY	149,000	23,191	(220)
CNY/USD	05/09/2012	HSB	CNY	149,000	23,191	(184)
COP/USD	07/14/2011	BOA	COP	25,784,505	14,572	32
EUR/HUF	09/21/2011	HSB	HUF	(1,338,961)	(7,239)	(65)
EUR/PLN	09/21/2011	UBS	PLN	(20,684)	(7,481)	(47)
HUF/EUR	09/21/2011	BCL	EUR	(3,158)	(4,569)	26
HUF/USD	09/21/2011	MSC	HUF	1,137,432	6,150	128
HUF/USD	09/21/2011	BCL	HUF	649,833	3,513	131
HUF/USD	09/21/2011	BCL	HUF	3,787,852	20,479	518
IDR/USD	07/14/2011	BCL	IDR	121,401,114	14,137	231
IDR/USD	07/14/2011	DUB	IDR	23,634,450	2,752	7
ILS/USD	09/21/2011	CIT	ILS	12,731	3,725	53
ILS/USD	09/21/2011	JPM	ILS	73,338	21,458	(187)
INR/USD	07/14/2011	RBC	INR	119,192	2,662	18
INR/USD	07/14/2011	CIT	INR	575,069	12,843	46
INR/USD	07/14/2011	MSC	INR	567,935	12,683	130
INR/USD	07/14/2011	RBS	INR	657,216	14,677	7
INR/USD	07/14/2011	HSB	INR	292,334	6,529	70
INR/USD	07/14/2011	DUB	INR	293,009	6,544	152
INR/USD	07/14/2011	HSB	INR	290,772	6,494	102
KRW/USD	07/14/2011	CIT	KRW	14,351,163	13,434	208
KRW/USD	07/14/2011	CIT	KRW	15,468,407	14,480	410
KRW/USD	07/14/2011	RBS	KRW	15,431,831	14,446	148
KRW/USD	07/14/2011	CIT	KRW	15,591,875	14,596	138
KRW/USD	07/14/2011	RBS	KRW	14,217,258	13,309	719
KRW/USD	07/14/2011	CIT	KRW	7,229,352	6,767	375
MXN/USD	09/21/2011	CIT	MXN	86,318	7,320	125
MXN/USD	09/21/2011	BCL	MXN	282,927	23,992	322
MXN/USD	09/21/2011	MSC	MXN	103,440	8,772	102
MXN/USD	09/21/2011	HSB	MXN	84,283	7,147	(2)
MXN/USD	09/21/2011	RBC	MXN	448,099	37,999	350
MYR/USD	07/14/2011	BCL	MYR	26,643	8,817	36
MYR/USD	07/14/2011	HSB	MYR	13,482	4,462	6
MYR/USD	07/14/2011	CIT	MYR	38,345	12,690	100
MYR/USD	07/14/2011	BCL	MYR	38,890	12,871	76
MYR/USD	07/14/2011	DUB	MYR	7,520	2,489	12
MYR/USD	07/14/2011	CIT	MYR	26,154	8,656	(55)
MYR/USD	07/14/2011	HSB	MYR	9,202	3,045	41
MYR/USD	07/14/2011	RBS	MYR	43,068	14,253	(45)
MYR/USD	07/14/2011	DUB	MYR	43,489	14,393	(64)

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain / (Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
MYR/USD	07/14/2011	MLP	MYR	9,949	$3,293	$(8)
PEN/USD	07/14/2011	DUB	PEN	20,230	7,352	183
PEN/USD	07/14/2011	CIT	PEN	8,890	3,231	35
PHP/USD	07/14/2011	CIT	PHP	747,696	17,239	(33)
PHP/USD	07/14/2011	DUB	PHP	546,368	12,597	7
PHP/USD	07/14/2011	JPM	PHP	85,585	1,973	2
PLN/USD	09/21/2011	BOA	PLN	40,218	14,546	301
PLN/USD	09/21/2011	RBS	PLN	9,791	3,541	(35)
PLN/USD	09/21/2011	JPM	PLN	141,817	51,291	(520)
RUB/USD	07/14/2011	MLP	RUB	994,005	35,562	827
RUB/USD	07/14/2011	HSB	RUB	93,615	3,349	56
RUB/USD	07/14/2011	UBS	RUB	360,515	12,898	308
RUB/USD	07/14/2011	BCL	RUB	360,174	12,886	196
RUB/USD	07/14/2011	BCL	RUB	790,836	28,293	24
RUB/USD	07/14/2011	HSB	RUB	149,248	5,339	(107)
RUB/USD	07/14/2011	HSB	RUB	224,023	8,015	99
RUB/USD	07/14/2011	CIT	RUB	401,988	14,382	84
RUB/USD	07/14/2011	CIT	RUB	405,196	14,496	4
RUB/USD	07/14/2011	CIT	RUB	408,706	14,622	(48)
RUB/USD	07/14/2011	HSB	RUB	76,991	2,754	(11)
SGD/USD	09/21/2011	HSB	SGD	17,999	14,655	(6)
TRY/USD	09/21/2011	MSC	TRY	32,674	19,833	195
TRY/USD	09/21/2011	DUB	TRY	63,748	38,694	284
TWD/USD	07/14/2011	HSB	TWD	205,220	7,145	36
TWD/USD	07/14/2011	CIT	TWD	805,575	28,048	188
TWD/USD	07/25/2011	HSB	TWD	419,439	14,606	83
USD/BRL	07/14/2011	BCL	BRL	(11,500)	(7,353)	(304)
USD/BRL	07/14/2011	DUB	BRL	(2,780)	(1,777)	(77)
USD/BRL	07/14/2011	DUB	BRL	(16,133)	(10,315)	(232)
USD/BRL	07/14/2011	CIT	BRL	(13,033)	(8,333)	(263)
USD/BRL	07/14/2011	BCL	BRL	(16,678)	(10,663)	(267)
USD/BRL	07/14/2011	RBC	BRL	(11,652)	(7,450)	(373)
USD/CLP	07/14/2011	CIT	CLP	(5,766,526)	(12,324)	(313)
USD/CNY	07/07/2011	CIT	CNY	(151,250)	(23,399)	(43)
USD/CNY	07/07/2011	HSB	CNY	(149,000)	(23,051)	(85)
USD/CNY	07/07/2011	MSC	CNY	(149,000)	(23,051)	(57)
USD/CNY	08/22/2011	CIT	CNY	(21,062)	(3,259)	(6)
USD/CNY	05/09/2012	BCL	CNY	(268,010)	(41,714)	197
USD/CNY	05/09/2012	RBS	CNY	(181,240)	(28,209)	172
USD/COP	07/25/2011	CIT	COP	(11,919,730)	(6,734)	(33)
USD/COP	08/01/2011	CGM	COP	(13,326,898)	(7,528)	(53)
USD/EUR	09/21/2011	MSC	EUR	(10,220)	(14,787)	(305)
USD/EUR	09/21/2011	BCL	EUR	(10,220)	(14,787)	(303)
USD/EUR	09/21/2011	BCL	EUR	(3,075)	(4,449)	29
USD/EUR	09/21/2011	CIT	EUR	(6,135)	(8,877)	42
USD/HUF	09/21/2011	SSB	HUF	(501,304)	(2,710)	(80)
USD/HUF	09/21/2011	CIT	HUF	(708,005)	(3,828)	38
USD/IDR	07/14/2011	DUB	IDR	(44,085,720)	(5,134)	(25)
USD/IDR	07/14/2011	BOA	IDR	(29,044,080)	(3,382)	11
USD/ILS	09/21/2011	MSC	ILS	(38,413)	(11,239)	(280)
USD/INR	07/14/2011	CIT	INR	(628,909)	(14,045)	(35)
USD/INR	07/14/2011	CIT	INR	(321,676)	(7,184)	(42)
USD/INR	07/14/2011	DUB	INR	(149,064)	(3,329)	(26)
USD/INR	07/14/2011	UBS	INR	(320,880)	(7,166)	(81)
USD/INR	07/14/2011	BCL	INR	(318,027)	(7,102)	(117)
USD/INR	07/14/2011	CGM	INR	(656,536)	(14,662)	(124)
USD/KRW	07/14/2011	DUB	KRW	(9,018,541)	(8,442)	(55)
USD/KRW	07/14/2011	CIT	KRW	(11,522,520)	(10,786)	(117)
USD/KRW	07/14/2011	RGC	KRW	(15,746,940)	(14,741)	(221)
USD/KRW	07/14/2011	RBS	KRW	(9,560,052)	(8,949)	(93)
USD/KRW	07/14/2011	BCL	KRW	(6,591,932)	(6,171)	(152)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain / (Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/KRW	07/14/2011	HSB	KRW	(14,573,133)	$(13,642)	$(332)
USD/MYR	07/14/2011	BCL	MYR	(44,241)	(14,642)	(132)
USD/MYR	07/14/2011	BCL	MYR	(20,759)	(6,870)	16
USD/MYR	07/14/2011	HSB	MYR	(41,806)	(13,836)	174
USD/PEN	07/14/2011	HSB	PEN	(4,398)	(1,598)	(7)
USD/PHP	07/14/2011	HSB	PHP	(299,339)	(6,902)	87
USD/PHP	07/14/2011	BCL	PHP	(207,139)	(4,776)	45
USD/PHP	07/14/2011	CIT	PHP	(305,297)	(7,039)	73
USD/PLN	09/21/2011	MSC	PLN	(25,834)	(9,343)	(211)
USD/RUB	07/14/2011	CIT	RUB	(516,369)	(18,474)	(210)
USD/RUB	07/14/2011	HSB	RUB	(410,626)	(14,691)	(171)
USD/RUB	07/14/2011	BCL	RUB	(798,078)	(28,552)	(244)
USD/RUB	07/14/2011	CIT	RUB	(304,773)	(10,904)	(182)
USD/RUB	07/14/2011	BCL	RUB	(148,542)	(5,314)	18
USD/RUB	07/14/2011	DUB	RUB	(349,674)	(12,510)	(278)
USD/SGD	09/21/2011	BCL	SGD	(18,153)	(14,781)	(170)
USD/TRY	09/21/2011	DUB	TRY	(21,212)	(12,876)	255
USD/TWD	07/14/2011	RBS	TWD	(420,134)	(14,628)	(90)
USD/TWD	07/14/2011	RBS	TWD	(388,571)	(13,529)	(13)
USD/TWD	07/14/2011	HSB	TWD	(205,220)	(7,145)	(92)
USD/ZAR	09/21/2011	RBC	ZAR	(101,221)	(14,796)	(276)
USD/ZAR	09/21/2011	JPM	ZAR	(17,406)	(2,544)	(1)
USD/ZAR	09/21/2011	DUB	ZAR	(46,888)	(6,854)	(7)
USD/ZAR	09/21/2011	HSB	ZAR	(86,555)	(12,652)	(238)
ZAR/USD	09/21/2011	HSB	ZAR	99,563	14,553	172

					$355,641	$3,601

JNL/Ivy Asset Strategy Fund
CAD/USD	11/25/2011	GSC	CAD	14,600	$15,082	$208
CHF/USD	07/11/2011	CIT	CHF	2,910	3,461	215
CHF/USD	07/11/2011	CIT	CHF	3,130	3,723	235
CNY/USD	06/28/2012	CIT	CNY	1,610	251	3
CNY/USD	06/28/2012	JPM	CNY	4,600	716	7
CNY/USD	06/28/2012	CIT	CNY	1,900	296	4
CNY/USD	06/28/2012	CIT	CNY	4,490	699	9
CNY/USD	06/28/2012	CIT	CNY	184,000	28,638	(270)
KRW/USD	07/25/2011	CIT	KRW	16,140,000	15,098	204
MYR/USD	07/06/2011	CGM	MYR	42,800	14,173	(23)
MYR/USD	07/18/2011	CIT	MYR	40,000	13,234	54
MYR/USD	07/25/2011	GSC	MYR	44,900	14,847	81
MYR/USD	08/08/2011	CIT	MYR	42,800	14,137	(15)
MYR/USD	09/12/2011	GSC	MYR	43,500	14,330	(66)
SGD/USD	07/14/2011	DUB	SGD	16,700	13,596	302
SGD/USD	07/14/2011	DUB	SGD	27,500	22,389	(15)
SGD/USD	08/05/2011	DUB	SGD	17,900	14,573	69
SGD/USD	08/05/2011	DUB	SGD	25,200	20,516	(47)
SGD/USD	08/23/2011	DUB	SGD	18,400	14,981	112
USD/CHF	07/11/2011	CIT	CHF	(6,040)	(7,184)	(916)
USD/JPY	07/12/2011	CIT	JPY	(939,800)	(11,674)	(376)
USD/JPY	04/12/2012	DUB	JPY	(3,468,000)	(43,141)	(2,161)
USD/MYR	07/06/2011	CIT	MYR	(42,800)	(14,174)	(1)

					$148,567	$(2,387)

JNL/JPMorgan International Value Fund
AUD/USD	08/26/2011	HSB	AUD	52,414	$55,831	$1,143
CHF/AUD	08/26/2011	MSC	AUD	(3,381)	(3,601)	(23)
CHF/JPY	08/26/2011	BCL	JPY	(267,034)	(3,318)	—
CHF/USD	08/26/2011	HSB	CHF	4,007	4,768	227
CHF/USD	08/26/2011	HSB	CHF	12,914	15,365	671
EUR/CHF	08/26/2011	UBS	CHF	(2,648)	(3,151)	(47)
EUR/USD	08/26/2011	CSI	EUR	3,142	4,549	34

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain / (Loss)

JNL/JPMorgan International Value Fund (continued)
GBP/USD	08/26/2011	UBS	GBP	2,338	$3,749	$(18)
GBP/USD	08/26/2011	WBC	GBP	1,927	3,091	(45)
GBP/USD	08/26/2011	BCL	GBP	2,005	3,217	(63)
GBP/USD	08/26/2011	MSC	GBP	1,791	2,873	(65)
GBP/USD	08/26/2011	BCL	GBP	1,686	2,704	(11)
HKD/USD	08/26/2011	HSB	HKD	51,994	6,684	(6)
HKD/USD	08/26/2011	BCL	HKD	23,709	3,048	(2)
HKD/USD	08/26/2011	GSC	HKD	27,795	3,573	(3)
HKD/USD	08/26/2011	BCL	HKD	27,385	3,520	(2)
JPY/EUR	08/26/2011	UBS	EUR	(2,841)	(4,113)	(80)
JPY/USD	08/26/2011	RBS	JPY	545,892	6,783	(24)
NOK/USD	08/26/2011	HSB	NOK	15,949	2,946	99
SEK/USD	08/26/2011	HSB	SEK	8,397	1,323	2
SGD/USD	08/26/2011	HSB	SGD	6,984	5,686	80
USD/CAD	08/26/2011	HSB	CAD	(5,388)	(5,579)	(82)
USD/CHF	08/26/2011	BCL	CHF	(4,290)	(5,105)	29
USD/CHF	08/26/2011	GSC	CHF	(4,193)	(4,989)	27
USD/EUR	08/26/2011	MSC	EUR	(3,104)	(4,494)	(100)
USD/EUR	08/26/2011	HSB	EUR	(7,451)	(10,788)	(310)
USD/EUR	08/26/2011	SSB	EUR	(2,560)	(3,706)	(24)
USD/EUR	08/26/2011	CSI	EUR	(3,441)	(4,982)	(36)
USD/EUR	08/26/2011	BNP	EUR	(2,968)	(4,298)	(64)
USD/GBP	08/26/2011	DUB	GBP	(2,404)	(3,856)	34
USD/GBP	08/26/2011	HSB	GBP	(36,820)	(59,056)	341
USD/JPY	08/26/2011	MSC	JPY	(308,765)	(3,836)	(16)
USD/JPY	08/26/2011	BCL	JPY	(349,720)	(4,345)	(44)
USD/NOK	08/26/2011	HSB	NOK	(9,305)	(1,719)	(1)

					$(1,226)	$1,621

JNL/Mellon Capital Management Global Alpha Fund
AUD/USD	09/21/2011	DUB	AUD	57,472	$61,021	$325
AUD/USD	09/21/2011	HSB	AUD	8,313	8,826	41
AUD/USD	09/21/2011	BOA	AUD	838	889	15
AUD/USD	09/21/2011	DUB	AUD	838	889	15
AUD/USD	09/21/2011	DUB	AUD	838	889	18
AUD/USD	09/21/2011	RBS	AUD	1,676	1,779	28
AUD/USD	09/21/2011	DUB	AUD	5,445	5,781	(3)
AUD/USD	09/21/2011	BCL	AUD	5,542	5,884	21
AUD/USD	09/21/2011	BCL	AUD	24,631	26,152	337
AUD/USD	09/21/2011	BCL	AUD	838	889	16
AUD/USD	09/21/2011	HSB	AUD	559	593	11
AUD/USD	09/21/2011	UBS	AUD	300	319	6
AUD/USD	09/21/2011	BOA	AUD	600	637	13
AUD/USD	09/21/2011	DUB	AUD	900	956	20
AUD/USD	09/21/2011	HSB	AUD	1,200	1,275	29
CAD/USD	09/21/2011	DUB	CAD	1,676	1,734	25
CAD/USD	09/21/2011	BOA	CAD	2,234	2,312	29
CAD/USD	09/21/2011	BCL	CAD	3,575	3,699	47
CAD/USD	09/21/2011	DUB	CAD	894	925	12
CAD/USD	09/21/2011	DUB	CAD	2,110	2,184	36
CAD/USD	09/21/2011	RBS	CAD	4,221	4,368	73
CAD/USD	09/21/2011	DUB	CAD	2,110	2,184	32
CAD/USD	09/21/2011	HSB	CAD	1,407	1,456	22
CAD/USD	09/21/2011	BCL	CAD	2,110	2,184	40
CAD/USD	09/21/2011	HSB	CAD	412	427	4
CAD/USD	09/21/2011	BOA	CAD	412	427	4
CAD/USD	09/21/2011	RBS	CAD	1,676	1,734	24
CAD/USD	09/21/2011	HSB	CAD	1,117	1,156	15
CAD/USD	09/21/2011	BOA	CAD	2,110	2,184	35
CAD/USD	09/21/2011	DUB	CAD	412	427	4
CAD/USD	09/21/2011	DUB	CAD	824	853	7

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain / (Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)
CAD/USD	09/21/2011	DUB	CAD	10,696	$11,068	$(5)
CHF/USD	09/21/2011	RBS	CHF	5,706	6,791	103
CHF/USD	09/21/2011	DUB	CHF	2,853	3,395	46
CHF/USD	09/21/2011	DUB	CHF	2,853	3,395	49
CHF/USD	09/21/2011	HSB	CHF	1,902	2,264	32
CHF/USD	09/21/2011	BCL	CHF	2,853	3,395	51
CHF/USD	09/21/2011	DUB	CHF	664	791	(1)
CHF/USD	09/21/2011	HSB	CHF	332	395	(2)
CHF/USD	09/21/2011	DUB	CHF	332	395	(2)
CHF/USD	09/21/2011	BOA	CHF	332	395	(2)
CHF/USD	09/21/2011	RBS	CHF	9,793	11,654	(123)
CHF/USD	09/21/2011	UBS	CHF	116	137	(2)
CHF/USD	09/21/2011	DUB	CHF	9,694	11,536	(9)
CHF/USD	09/21/2011	BOA	CHF	2,853	3,395	48
EUR/USD	09/21/2011	UBS	EUR	17,446	25,243	(118)
EUR/USD	09/21/2011	BOA	EUR	5,433	7,860	107
EUR/USD	09/21/2011	HSB	EUR	12,676	18,341	244
EUR/USD	09/21/2011	DUB	EUR	25,982	37,593	(47)
GBP/USD	09/21/2011	UBS	GBP	669	1,072	5
GBP/USD	09/21/2011	HSB	GBP	936	1,501	7
GBP/USD	09/21/2011	DUB	GBP	537	862	5
GBP/USD	09/21/2011	HSB	GBP	1,385	2,221	(6)
GBP/USD	09/21/2011	UBS	GBP	346	555	(3)
GBP/USD	09/21/2011	HSB	GBP	2,461	3,946	(95)
GBP/USD	09/21/2011	DUB	GBP	192	309	(5)
GBP/USD	09/21/2011	BCL	GBP	411	658	(12)
GBP/USD	09/21/2011	HSB	GBP	128	206	(3)
GBP/USD	09/21/2011	DUB	GBP	103	165	(3)
GBP/USD	09/21/2011	BOA	GBP	665	1,066	(9)
GBP/USD	09/21/2011	RBS	GBP	1,330	2,132	(19)
GBP/USD	09/21/2011	DUB	GBP	665	1,066	(9)
GBP/USD	09/21/2011	HSB	GBP	443	711	(6)
GBP/USD	09/21/2011	BCL	GBP	665	1,066	(8)
GBP/USD	09/21/2011	RBS	GBP	532	853	3
GBP/USD	09/21/2011	RBS	GBP	192	309	(5)
GBP/USD	09/21/2011	BOA	GBP	257	411	(7)
GBP/USD	09/21/2011	DUB	GBP	665	1,066	(8)
GBP/USD	09/21/2011	BOA	GBP	693	1,111	(4)
GBP/USD	09/21/2011	DUB	GBP	1,039	1,666	(5)
GBP/USD	09/21/2011	BCL	GBP	1,641	2,631	(66)
JPY/USD	09/21/2011	UBS	JPY	1,365,730	16,972	(65)
JPY/USD	09/21/2011	RBS	JPY	1,365,730	16,972	(60)
JPY/USD	09/21/2011	HSB	JPY	703,531	8,743	(36)
JPY/USD	09/21/2011	DUB	JPY	107,526	1,336	(3)
JPY/USD	09/21/2011	BCL	JPY	229,388	2,851	(9)
JPY/USD	09/21/2011	HSB	JPY	71,684	891	(2)
JPY/USD	09/21/2011	DUB	JPY	57,347	713	(3)
JPY/USD	09/21/2011	DUB	JPY	107,788	1,340	(5)
JPY/USD	09/21/2011	HSB	JPY	107,788	1,340	(8)
JPY/USD	09/21/2011	DUB	JPY	35,309	439	—
JPY/USD	09/21/2011	HSB	JPY	61,483	764	1
JPY/USD	09/21/2011	UBS	JPY	43,917	546	—
JPY/USD	09/21/2011	RBS	JPY	34,958	434	(1)
JPY/USD	09/21/2011	BCL	JPY	469,021	5,829	(25)
JPY/USD	09/21/2011	UBS	JPY	1,820,974	22,630	(196)
JPY/USD	09/21/2011	BOA	JPY	143,367	1,782	(3)
JPY/USD	09/21/2011	RBS	JPY	107,526	1,336	(2)
JPY/USD	09/21/2011	BOA	JPY	6,550	81	—
JPY/USD	09/21/2011	HSB	JPY	13,101	163	—
JPY/USD	09/21/2011	DUB	JPY	9,826	122	—
JPY/USD	09/21/2011	UBS	JPY	3,275	41	—

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain / (Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)
JPY/USD	09/21/2011	BOA	JPY	107,788	$1,340	$(7)
JPY/USD	09/21/2011	DUB	JPY	215,575	2,679	(7)
NOK/USD	09/21/2011	DUB	NOK	6,778	1,250	10
NOK/USD	09/21/2011	RBS	NOK	12,709	2,343	38
NOK/USD	09/21/2011	DUB	NOK	12,709	2,343	37
NOK/USD	09/21/2011	BCL	NOK	27,112	4,999	45
NOK/USD	09/21/2011	UBS	NOK	18,415	3,396	82
NOK/USD	09/21/2011	DUB	NOK	14,806	2,730	66
NOK/USD	09/21/2011	HSB	NOK	8,472	1,562	20
NOK/USD	09/21/2011	BOA	NOK	16,945	3,125	44
NOK/USD	09/21/2011	UBS	NOK	2,986	551	15
NOK/USD	09/21/2011	HSB	NOK	11,944	2,202	77
NOK/USD	09/21/2011	DUB	NOK	8,958	1,652	54
NOK/USD	09/21/2011	BOA	NOK	5,972	1,101	33
NOK/USD	09/21/2011	BOA	NOK	7,301	1,346	35
NOK/USD	09/21/2011	HSB	NOK	17,036	3,141	83
NOK/USD	09/21/2011	HSB	NOK	17,403	3,209	28
NOK/USD	09/21/2011	DUB	NOK	34,806	6,418	52
NOK/USD	09/21/2011	DUB	NOK	17,403	3,209	24
NOK/USD	09/21/2011	BOA	NOK	17,403	3,209	22
NOK/USD	09/21/2011	HSB	NOK	25,781	4,754	85
NOK/USD	09/21/2011	RBS	NOK	14,658	2,703	58
NZD/USD	09/21/2011	DUB	NZD	60	50	1
NZD/USD	09/21/2011	BCL	NZD	129	106	2
NZD/USD	09/21/2011	HSB	NZD	40	33	1
NZD/USD	09/21/2011	BOA	NZD	948	781	10
NZD/USD	09/21/2011	HSB	NZD	1,415	1,166	27
NZD/USD	09/21/2011	UBS	NZD	1,011	833	19
NZD/USD	09/21/2011	UBS	NZD	17,576	14,483	168
NZD/USD	09/21/2011	DUB	NZD	3,652	3,009	48
NZD/USD	09/21/2011	DUB	NZD	10,955	9,027	168
NZD/USD	09/21/2011	RBS	NZD	60	50	1
NZD/USD	09/21/2011	BOA	NZD	81	66	1
NZD/USD	09/21/2011	DUB	NZD	32	27	1
NZD/USD	09/21/2011	UBS	NZD	380	313	11
NZD/USD	09/21/2011	HSB	NZD	1,518	1,251	47
NZD/USD	09/21/2011	DUB	NZD	1,139	938	34
NZD/USD	09/21/2011	BOA	NZD	759	626	21
NZD/USD	09/21/2011	DUB	NZD	948	781	10
NZD/USD	09/21/2011	DUB	NZD	1,896	1,562	23
NZD/USD	09/21/2011	HSB	NZD	948	781	11
NZD/USD	09/21/2011	RBS	NZD	804	663	15
NZD/USD	09/21/2011	DUB	NZD	812	669	15
SEK/USD	09/21/2011	BCL	SEK	107,678	16,944	(441)
SEK/USD	09/21/2011	BOA	SEK	81,517	12,827	(355)
SEK/USD	09/21/2011	HSB	SEK	9,675	1,522	7
SEK/USD	09/21/2011	DUB	SEK	81,896	12,887	(369)
SEK/USD	09/21/2011	RBS	SEK	51,399	8,088	(191)
SEK/USD	09/21/2011	UBS	SEK	885	139	4
SEK/USD	09/21/2011	HSB	SEK	3,541	557	18
SEK/USD	09/21/2011	BOA	SEK	1,770	279	7
SEK/USD	09/21/2011	DUB	SEK	2,656	418	12
SEK/USD	09/21/2011	BOA	SEK	5,033	792	10
SEK/USD	09/21/2011	HSB	SEK	11,743	1,848	21
SEK/USD	09/21/2011	DUB	SEK	9,675	1,522	5
SEK/USD	09/21/2011	DUB	SEK	19,350	3,045	15
SEK/USD	09/21/2011	BOA	SEK	9,675	1,522	6
USD/AUD	09/21/2011	DUB	AUD	(1,115)	(1,183)	(20)
USD/AUD	09/21/2011	DUB	AUD	(594)	(631)	(11)
USD/AUD	09/21/2011	UBS	AUD	(710)	(754)	(18)
USD/AUD	09/21/2011	DUB	AUD	(571)	(606)	(15)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain / (Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)
USD/AUD	09/21/2011	RBS	AUD	(565)	$(600)	$(14)
USD/AUD	09/21/2011	RBS	AUD	(11,218)	(11,910)	(216)
USD/AUD	09/21/2011	UBS	AUD	(132)	(140)	(2)
USD/AUD	09/21/2011	BOA	AUD	(1,825)	(1,937)	(29)
USD/AUD	09/21/2011	HSB	AUD	(2,179)	(2,314)	(25)
USD/AUD	09/21/2011	DUB	AUD	(4,358)	(4,628)	(66)
USD/AUD	09/21/2011	BOA	AUD	(2,179)	(2,314)	(27)
USD/AUD	09/21/2011	DUB	AUD	(2,179)	(2,314)	(25)
USD/AUD	09/21/2011	HSB	AUD	(994)	(1,055)	(25)
USD/AUD	09/21/2011	HSB	AUD	(743)	(789)	(13)
USD/AUD	09/21/2011	BOA	AUD	(1,486)	(1,578)	(26)
USD/AUD	09/21/2011	RBS	AUD	(1,115)	(1,183)	(21)
USD/AUD	09/21/2011	BCL	AUD	(2,378)	(2,525)	(40)
USD/AUD	09/21/2011	HSB	AUD	(4,257)	(4,520)	(68)
USD/CAD	09/21/2011	RBS	CAD	(14,494)	(14,998)	(208)
USD/CAD	09/21/2011	BOA	CAD	(991)	(1,026)	(16)
USD/CAD	09/21/2011	HSB	CAD	(2,313)	(2,393)	(36)
USD/CAD	09/21/2011	UBS	CAD	(1,219)	(1,262)	(29)
USD/CAD	09/21/2011	HSB	CAD	(4,876)	(5,046)	(126)
USD/CAD	09/21/2011	DUB	CAD	(3,657)	(3,785)	(91)
USD/CAD	09/21/2011	BOA	CAD	(2,438)	(2,523)	(57)
USD/CHF	09/21/2011	BCL	CHF	(7,476)	(8,897)	31
USD/CHF	09/21/2011	DUB	CHF	(69)	(82)	—
USD/CHF	09/21/2011	RBS	CHF	(69)	(82)	—
USD/CHF	09/21/2011	HSB	CHF	(46)	(55)	—
USD/CHF	09/21/2011	BCL	CHF	(147)	(175)	1
USD/CHF	09/21/2011	DUB	CHF	(37)	(44)	—
USD/CHF	09/21/2011	UBS	CHF	(1,478)	(1,758)	6
USD/CHF	09/21/2011	DUB	CHF	(1,188)	(1,414)	4
USD/CHF	09/21/2011	HSB	CHF	(2,069)	(2,462)	5
USD/CHF	09/21/2011	HSB	CHF	(11,214)	(13,345)	83
USD/CHF	09/21/2011	UBS	CHF	(13,742)	(16,354)	44
USD/CHF	09/21/2011	DUB	CHF	(8,962)	(10,666)	74
USD/CHF	09/21/2011	DUB	CHF	(7,170)	(8,532)	52
USD/CHF	09/21/2011	HSB	CHF	(10,760)	(12,805)	(41)
USD/CHF	09/21/2011	RBS	CHF	(1,176)	(1,400)	5
USD/CHF	09/21/2011	BOA	CHF	(92)	(109)	—
USD/CHF	09/21/2011	DUB	CHF	(563)	(669)	(8)
USD/CHF	09/21/2011	BOA	CHF	(375)	(446)	(4)
USD/CHF	09/21/2011	UBS	CHF	(188)	(223)	(2)
USD/CHF	09/21/2011	HSB	CHF	(750)	(893)	(9)
USD/CHF	09/21/2011	BOA	CHF	(4,611)	(5,488)	(31)
USD/EUR	09/21/2011	HSB	EUR	(182)	(264)	3
USD/EUR	09/21/2011	BCL	EUR	(4,389)	(6,350)	(48)
USD/EUR	09/21/2011	DUB	EUR	(1,097)	(1,588)	(15)
USD/EUR	09/21/2011	HSB	EUR	(1,508)	(2,181)	(50)
USD/EUR	09/21/2011	DUB	EUR	(2,262)	(3,272)	(74)
USD/EUR	09/21/2011	BOA	EUR	(2,262)	(3,272)	(75)
USD/EUR	09/21/2011	HSB	EUR	(2,599)	(3,761)	(27)
USD/EUR	09/21/2011	RBS	EUR	(2,635)	(3,812)	(88)
USD/EUR	09/21/2011	HSB	EUR	(4,634)	(6,704)	(151)
USD/EUR	09/21/2011	UBS	EUR	(3,310)	(4,789)	(117)
USD/EUR	09/21/2011	DUB	EUR	(2,661)	(3,850)	(95)
USD/EUR	09/21/2011	BCL	EUR	(122)	(176)	2
USD/EUR	09/21/2011	DUB	EUR	(2,599)	(3,761)	(27)
USD/EUR	09/21/2011	DUB	EUR	(5,198)	(7,521)	(71)
USD/EUR	09/21/2011	BOA	EUR	(2,599)	(3,761)	(24)
USD/EUR	09/21/2011	HSB	EUR	(1,372)	(1,985)	(18)
USD/EUR	09/21/2011	DUB	EUR	(2,057)	(2,977)	(28)
USD/EUR	09/21/2011	RBS	EUR	(2,057)	(2,977)	(31)

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain / (Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)
USD/EUR	09/21/2011	BOA	EUR	(2,743)	$(3,969)	$(36)
USD/EUR	09/21/2011	BCL	EUR	(2,262)	(3,272)	(76)
USD/EUR	09/21/2011	RBS	EUR	(4,523)	(6,544)	(142)
USD/EUR	09/21/2011	DUB	EUR	(2,262)	(3,272)	(78)
USD/EUR	09/21/2011	UBS	EUR	(1,193)	(1,725)	(44)
USD/EUR	09/21/2011	HSB	EUR	(4,770)	(6,902)	(200)
USD/EUR	09/21/2011	DUB	EUR	(3,578)	(5,176)	(144)
USD/EUR	09/21/2011	BOA	EUR	(2,385)	(3,451)	(89)
USD/GBP	09/21/2011	BCL	GBP	(36,174)	(58,001)	1,465
USD/GBP	09/21/2011	HSB	GBP	(294)	(471)	2
USD/GBP	09/21/2011	DUB	GBP	(4,890)	(7,841)	7
USD/GBP	09/21/2011	RBS	GBP	(18,374)	(29,461)	634
USD/GBP	09/21/2011	BOA	GBP	(841)	(1,349)	12
USD/GBP	09/21/2011	HSB	GBP	(1,963)	(3,147)	26
USD/GBP	09/21/2011	DUB	GBP	(588)	(943)	2
USD/GBP	09/21/2011	DUB	GBP	(294)	(471)	2
USD/GBP	09/21/2011	BOA	GBP	(294)	(471)	2
USD/GBP	09/21/2011	BOA	GBP	(10,336)	(16,572)	305
USD/GBP	09/21/2011	DUB	GBP	(6,890)	(11,048)	205
USD/JPY	09/21/2011	HSB	JPY	(61,756)	(767)	(4)
USD/JPY	09/21/2011	DUB	JPY	(765,201)	(9,509)	1
USD/JPY	09/21/2011	DUB	JPY	(92,634)	(1,151)	(6)
USD/JPY	09/21/2011	RBS	JPY	(185,267)	(2,302)	(9)
USD/JPY	09/21/2011	BOA	JPY	(92,634)	(1,151)	(5)
USD/JPY	09/21/2011	DUB	JPY	(92,634)	(1,151)	(7)
USD/JPY	09/21/2011	BCL	JPY	(92,634)	(1,151)	(6)
USD/NOK	09/21/2011	HSB	NOK	(2,079)	(383)	(11)
USD/NOK	09/21/2011	DUB	NOK	(3,119)	(575)	(17)
USD/NOK	09/21/2011	DUB	NOK	(124,698)	(22,994)	46
USD/NOK	09/21/2011	UBS	NOK	(65,271)	(12,036)	87
USD/NOK	09/21/2011	UBS	NOK	(39,892)	(7,356)	—
USD/NOK	09/21/2011	HSB	NOK	(59,838)	(11,034)	35
USD/NOK	09/21/2011	BCL	NOK	(3,119)	(575)	(17)
USD/NOK	09/21/2011	BOA	NOK	(3,119)	(575)	(16)
USD/NOK	09/21/2011	RBS	NOK	(6,238)	(1,150)	(29)
USD/NOK	09/21/2011	DUB	NOK	(3,119)	(575)	(17)
USD/NZD	09/21/2011	BOA	NZD	(1,749)	(1,442)	(38)
USD/NZD	09/21/2011	DUB	NZD	(1,749)	(1,442)	(41)
USD/NZD	09/21/2011	HSB	NZD	(1,166)	(961)	(29)
USD/NZD	09/21/2011	RBS	NZD	(3,499)	(2,883)	(76)
USD/NZD	09/21/2011	BCL	NZD	(1,749)	(1,442)	(42)
USD/NZD	09/21/2011	DUB	NZD	(11,032)	(9,091)	(3)
USD/NZD	09/21/2011	BOA	NZD	(2,207)	(1,819)	(43)
USD/NZD	09/21/2011	HSB	NZD	(5,150)	(4,244)	(99)
USD/NZD	09/21/2011	DUB	NZD	(1,749)	(1,442)	(44)
USD/SEK	09/21/2011	DUB	SEK	(1,950)	(307)	(2)
USD/SEK	09/21/2011	BOA	SEK	(2,599)	(409)	(2)
USD/SEK	09/21/2011	BCL	SEK	(4,159)	(654)	1
USD/SEK	09/21/2011	HSB	SEK	(383)	(60)	(1)
USD/SEK	09/21/2011	DUB	SEK	(575)	(90)	(2)
USD/SEK	09/21/2011	BCL	SEK	(575)	(90)	(2)
USD/SEK	09/21/2011	HSB	SEK	(4,228)	(665)	(17)
USD/SEK	09/21/2011	UBS	SEK	(3,020)	(475)	(14)
USD/SEK	09/21/2011	DUB	SEK	(17,366)	(2,733)	4
USD/SEK	09/21/2011	DUB	SEK	(2,428)	(382)	(11)
USD/SEK	09/21/2011	RBS	SEK	(2,404)	(378)	(11)
USD/SEK	09/21/2011	RBS	SEK	(1,950)	(307)	(2)
USD/SEK	09/21/2011	HSB	SEK	(1,300)	(205)	(1)
USD/SEK	09/21/2011	DUB	SEK	(1,040)	(164)	—
USD/SEK	09/21/2011	RBS	SEK	(1,149)	(181)	(4)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unreali- zed Gain/ (Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)
USD/SEK	09/21/2011	BOA	SEK	(575)	$(90)	$(2)
USD/SEK	09/21/2011	DUB	SEK	(575)	(90)	(2)

					$71,370	$724

JNL/Mellon Capital Management International Index Fund
AUD/USD	09/21/2011	CCI	AUD	112	$119	$1
AUD/USD	09/21/2011	CCI	AUD	112	119	2
AUD/USD	09/21/2011	CCI	AUD	111	118	2
AUD/USD	09/21/2011	CSI	AUD	113	120	2
AUD/USD	09/21/2011	CSI	AUD	224	238	4
AUD/USD	09/21/2011	CCI	AUD	225	239	7
AUD/USD	09/21/2011	CSI	AUD	111	118	3
AUD/USD	09/21/2011	CCI	AUD	112	119	1
AUD/USD	09/21/2011	BCL	AUD	1,191	1,265	16
AUD/USD	09/21/2011	CCI	AUD	1,863	1,978	26
AUD/USD	09/21/2011	HSB	AUD	114	120	2
AUD/USD	09/21/2011	CCI	AUD	228	242	4
AUD/USD	09/21/2011	CCI	AUD	152	161	3
EUR/USD	09/21/2011	CCI	EUR	7,316	10,585	(46)
EUR/USD	09/21/2011	HSB	EUR	357	517	—
EUR/USD	09/21/2011	CSI	EUR	250	361	1
EUR/USD	09/21/2011	CCI	EUR	109	158	2
EUR/USD	09/21/2011	CCI	EUR	246	356	9
EUR/USD	09/21/2011	CCI	EUR	136	197	5
EUR/USD	09/21/2011	CCI	EUR	246	355	6
EUR/USD	09/21/2011	CCI	EUR	139	201	3
EUR/USD	09/21/2011	BOA	EUR	633	915	8
EUR/USD	09/21/2011	CSI	EUR	140	203	2
EUR/USD	09/21/2011	CCI	EUR	84	122	3
EUR/USD	09/21/2011	CSI	EUR	355	514	10
EUR/USD	09/21/2011	CCI	EUR	218	315	7
EUR/USD	09/21/2011	CSI	EUR	600	867	11
EUR/USD	09/21/2011	CCI	EUR	303	438	3
EUR/USD	09/21/2011	CCI	EUR	224	325	1
GBP/USD	09/21/2011	DUB	GBP	2,207	3,539	(66)
GBP/USD	09/21/2011	BOA	GBP	3,311	5,309	(98)
GBP/USD	09/21/2011	HSB	GBP	174	279	(6)
GBP/USD	09/21/2011	CSI	GBP	293	469	(6)
GBP/USD	09/21/2011	CCI	GBP	229	366	(1)
GBP/USD	09/21/2011	CCI	GBP	78	125	—
GBP/USD	09/21/2011	CCI	GBP	227	363	(3)
GBP/USD	09/21/2011	CCI	GBP	114	182	(2)
GBP/USD	09/21/2011	CCI	GBP	453	726	(7)
GBP/USD	09/21/2011	CSI	GBP	115	184	(1)
GBP/USD	09/21/2011	CCI	GBP	115	184	1
GBP/USD	09/21/2011	CSI	GBP	225	361	1
GBP/USD	09/21/2011	CCI	GBP	113	181	1
GBP/USD	09/21/2011	CSI	GBP	454	729	2
GBP/USD	09/21/2011	CCI	GBP	287	460	—
GBP/USD	09/21/2011	CCI	GBP	117	187	1
JPY/USD	09/21/2011	JPM	JPY	652,701	8,111	(61)
JPY/USD	09/21/2011	CSI	JPY	32,560	405	(2)
JPY/USD	09/21/2011	CCI	JPY	24,735	307	1
JPY/USD	09/21/2011	CCI	JPY	7,443	92	—
JPY/USD	09/21/2011	CCI	JPY	24,330	302	(1)
JPY/USD	09/21/2011	CCI	JPY	32,100	399	(2)
JPY/USD	09/21/2011	CCI	JPY	56,455	702	(4)
JPY/USD	09/21/2011	CCI	JPY	16,530	205	—
JPY/USD	09/21/2011	CSI	JPY	8,260	103	—
JPY/USD	09/21/2011	CCI	JPY	8,330	104	—
JPY/USD	09/21/2011	CSI	JPY	66,080	821	3

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unreali- zed Gain/ (Loss)

JNL/Mellon Capital Management International Index Fund (continued)
JPY/USD	09/21/2011	CCI	JPY	24,945	$310	$1
JPY/USD	09/21/2011	CCI	JPY	16,880	210	—
USD/AUD	09/21/2011	CCI	AUD	(2,449)	(2,600)	(15)
USD/AUD	09/21/2011	CCI	AUD	(339)	(360)	(3)
USD/EUR	09/21/2011	CCI	EUR	(1,013)	(1,465)	(7)
USD/EUR	09/21/2011	CCI	EUR	(5,698)	(8,244)	(34)
USD/GBP	09/21/2011	CCI	GBP	(751)	(1,204)	25
USD/GBP	09/21/2011	CCI	GBP	(4,278)	(6,860)	135
USD/JPY	09/21/2011	CCI	JPY	(474,168)	(5,893)	3
USD/JPY	09/21/2011	CCI	JPY	(89,265)	(1,109)	(1)

					$19,365	$(48)

JNL/PIMCO Real Return Fund
BRL/USD	08/02/2011	UBS	BRL	13,709	$8,724	$245
BRL/USD	09/02/2011	MSC	BRL	13,709	8,664	120
CAD/USD	09/19/2011	DUB	CAD	9,436	9,765	186
CNY/USD	11/15/2011	JPM	CNY	26,142	4,059	(11)
CNY/USD	02/13/2012	DUB	CNY	26,791	4,170	34
EUR/USD	07/18/2011	CIT	EUR	11,709	16,973	30
EUR/USD	07/18/2011	MSC	EUR	538	780	16
IDR/USD	10/31/2011	CIT	IDR	18,745,600	2,144	124
IDR/USD	10/31/2011	CIT	IDR	11,555,200	1,322	66
INR/USD	08/12/2011	JPM	INR	136,320	3,028	28
INR/USD	08/12/2011	DUB	INR	90,400	2,008	74
INR/USD	08/12/2011	MSC	INR	186,200	4,136	182
INR/USD	08/12/2011	MSC	INR	480,909	10,681	436
KRW/USD	08/12/2011	JPM	KRW	24,619,012	23,003	585
MXN/USD	07/07/2011	MSC	MXN	22,003	1,879	59
MXN/USD	07/07/2011	MSC	MXN	8,217	702	22
MXN/USD	11/18/2011	MSC	MXN	30,220	2,548	(28)
MYR/USD	11/10/2011	CIT	MYR	16,997	5,576	(124)
PHP/USD	11/15/2011	CIT	PHP	71,700	1,636	19
PHP/USD	11/15/2011	CIT	PHP	47,268	1,079	27
PHP/USD	11/15/2011	JPM	PHP	90,678	2,069	50
PHP/USD	03/15/2012	CIT	PHP	318,818	7,250	(102)
SGD/USD	09/09/2011	DUB	SGD	3,000	2,443	7
SGD/USD	09/09/2011	UBS	SGD	1,400	1,140	—
SGD/USD	09/09/2011	DUB	SGD	3,614	2,943	7
SGD/USD	09/09/2011	CIT	SGD	500	407	16
SGD/USD	09/09/2011	JPM	SGD	600	488	19
SGD/USD	09/09/2011	CIT	SGD	600	488	20
SGD/USD	09/09/2011	JPM	SGD	300	244	10
SGD/USD	09/09/2011	JPM	SGD	1,142	930	33
SGD/USD	09/09/2011	DUB	SGD	900	733	27
USD/AUD	07/29/2011	DUB	AUD	(4,985)	(5,330)	(134)
USD/BRL	08/02/2011	MSC	BRL	(13,709)	(8,725)	(126)
USD/EUR	07/18/2011	JPM	EUR	(114,234)	(165,595)	(766)
USD/EUR	07/18/2011	CIT	EUR	(898)	(1,302)	(28)
USD/EUR	07/18/2011	CIT	EUR	(4,127)	(5,983)	119
USD/EUR	07/18/2011	JPM	EUR	(5,102)	(7,396)	167
USD/EUR	07/18/2011	CIT	EUR	(3,208)	(4,650)	32
USD/EUR	07/18/2011	BNP	EUR	(5,977)	(8,664)	(111)
USD/EUR	07/18/2011	CIT	EUR	(1,319)	(1,912)	(53)
USD/EUR	07/18/2011	CIT	EUR	(7,780)	(11,278)	(227)
USD/EUR	07/18/2011	JPM	EUR	(445)	(645)	(12)
USD/EUR	07/18/2011	BNP	EUR	(5,022)	(7,280)	(244)
USD/EUR	07/18/2011	CIT	EUR	(13,137)	(19,044)	(175)
USD/EUR	07/18/2011	BNP	EUR	(678)	(983)	(12)
USD/EUR	07/18/2011	CIT	EUR	(1,653)	(2,396)	3
USD/GBP	09/13/2011	UBS	GBP	(1,221)	(1,958)	47
USD/JPY	07/14/2011	JPM	JPY	(183,846)	(2,284)	(89)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unreali- zed Gain/ (Loss)

JNL/PIMCO Real Return Fund (continued)
USD/JPY	08/01/2011	JPM	JPY	(6,710,000)	$(83,360)	$(1,188)
USD/MXN	07/07/2011	MSC	MXN	(30,220)	(2,581)	31

					$(209,354)	$(589)

JNL/PIMCO Total Return Bond Fund
BRL/USD	07/05/2011	MSC	BRL	83,706	$53,635	$4,443
BRL/USD	08/02/2011	UBS	BRL	1,796	1,143	49
BRL/USD	09/02/2011	BOA	BRL	1,303	823	123
BRL/USD	09/02/2011	MSC	BRL	1,302	823	122
BRL/USD	09/02/2011	MSC	BRL	81,910	51,765	2,053
CAD/USD	09/19/2011	DUB	CAD	1,374	1,422	27
CNY/USD	11/15/2011	JPM	CNY	22,631	3,514	(4)
CNY/USD	11/15/2011	CIT	CNY	115,099	17,872	66
CNY/USD	06/01/2012	CGM	CNY	8,326	1,296	(4)
EUR/USD	07/18/2011	MSC	EUR	700	1,015	6
EUR/USD	07/18/2011	CIT	EUR	1,305	1,892	41
EUR/USD	07/18/2011	JPM	EUR	1,600	2,319	30
EUR/USD	07/18/2011	CSI	EUR	436	632	9
IDR/USD	07/27/2011	BNP	IDR	23,625,000	2,746	246
IDR/USD	07/27/2011	JPM	IDR	60,433,400	7,023	439
IDR/USD	01/31/2012	BOA	IDR	46,379,400	5,249	135
INR/USD	08/12/2011	CIT	INR	300,000	6,663	35
INR/USD	08/12/2011	CIT	INR	170,049	3,777	146
INR/USD	11/18/2011	JPM	INR	149,361	3,260	1
JPY/USD	07/14/2011	UBS	JPY	102,069	1,268	62
JPY/USD	07/14/2011	JPM	JPY	261,992	3,254	127
JPY/USD	07/14/2011	JPM	JPY	33,953	422	10
JPY/USD	07/19/2011	JPM	JPY	5,399,627	67,077	(318)
JPY/USD	07/25/2011	CIT	JPY	4,369,218	54,278	804
KRW/USD	08/12/2011	JPM	KRW	33,550,665	31,349	797
KRW/USD	08/12/2011	MSC	KRW	338,220	316	15
KRW/USD	08/12/2011	CIT	KRW	1,352,400	1,264	64
MXN/USD	07/07/2011	DUB	MXN	7,421	634	34
MXN/USD	07/07/2011	CIT	MXN	386,144	32,974	1,170
MXN/USD	07/07/2011	MSC	MXN	9,779	835	35
MXN/USD	07/07/2011	MSC	MXN	9,777	835	35
MXN/USD	07/07/2011	CIT	MXN	12,137	1,036	36
MXN/USD	07/07/2011	UBS	MXN	9,774	835	35
MXN/USD	07/07/2011	CIT	MXN	1,308	112	5
MXN/USD	07/07/2011	UBS	MXN	15,935	1,361	61
MXN/USD	07/07/2011	JPM	MXN	29,182	2,492	92
MXN/USD	11/18/2011	MSC	MXN	481,456	40,597	233
MYR/USD	08/11/2011	CIT	MYR	2,420	799	17
MYR/USD	08/11/2011	CIT	MYR	1,700	561	10
MYR/USD	08/11/2011	JPM	MYR	1,700	561	10
MYR/USD	08/11/2011	CIT	MYR	3,100	1,024	18
MYR/USD	08/11/2011	CIT	MYR	3,000	991	16
MYR/USD	08/11/2011	MSC	MYR	3,425	1,131	17
PHP/USD	11/15/2011	CIT	PHP	38,790	885	(15)
PHP/USD	11/15/2011	CIT	PHP	34,716	792	(8)
PHP/USD	11/15/2011	CIT	PHP	36,975	844	(7)
PHP/USD	11/15/2011	DUB	PHP	37,443	854	4
PHP/USD	11/15/2011	JPM	PHP	22,050	503	3
PHP/USD	11/15/2011	CIT	PHP	21,945	501	1
PHP/USD	11/15/2011	CIT	PHP	17,820	407	7
PHP/USD	11/15/2011	JPM	PHP	17,748	405	5
PHP/USD	11/15/2011	CIT	PHP	22,105	504	4
PHP/USD	11/15/2011	CIT	PHP	28,500	650	7
PHP/USD	11/15/2011	JPM	PHP	36,116	824	20
PHP/USD	11/15/2011	CIT	PHP	18,828	430	11

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unreali- zed Gain/ (Loss)

JNL/PIMCO Total Return Bond Fund (continued)
PHP/USD	03/15/2012	CIT	PHP	353,255	$8,033	$(69)
PHP/USD	03/15/2012	MSC	PHP	117,131	2,664	(26)
RUB/USD	07/01/2011	CGM	RUB	26,073	934	28
SGD/USD	09/09/2011	JPM	SGD	900	733	29
SGD/USD	09/09/2011	CIT	SGD	1,400	1,140	46
SGD/USD	09/09/2011	JPM	SGD	700	570	23
SGD/USD	09/09/2011	DUB	SGD	2,800	2,280	84
SGD/USD	09/09/2011	JPM	SGD	3,372	2,745	97
SGD/USD	09/09/2011	DUB	SGD	5,000	4,071	13
SGD/USD	09/09/2011	UBS	SGD	2,500	2,035	–
SGD/USD	09/09/2011	JPM	SGD	3,617	2,945	6
SGD/USD	09/09/2011	DUB	SGD	3,000	2,443	6
SGD/USD	09/09/2011	CIT	SGD	800	651	25
TWD/USD	01/11/2012	CIT	TWD	9,638	337	1
USD/BRL	07/05/2011	UBS	BRL	(1,796)	(1,151)	(52)
USD/BRL	07/05/2011	MSC	BRL	(81,910)	(52,485)	(2,156)
USD/BRL	08/02/2011	CIT	BRL	(163)	(104)	(4)
USD/BRL	08/02/2011	UBS	BRL	(1,307)	(832)	(31)
USD/BRL	08/02/2011	MSC	BRL	(163)	(104)	(4)
USD/BRL	08/02/2011	MSC	BRL	(163)	(104)	(4)
USD/CAD	09/19/2011	JPM	CAD	(1,142)	(1,182)	(10)
USD/EUR	07/18/2011	CSI	EUR	(56,351)	(81,687)	(415)
USD/EUR	07/18/2011	UBS	EUR	(23,553)	(34,143)	93
USD/EUR	07/18/2011	JPM	EUR	(931)	(1,350)	29
USD/EUR	07/18/2011	CIT	EUR	(1,006)	(1,458)	10
USD/EUR	07/18/2011	UBS	EUR	(1,488)	(2,157)	(30)
USD/EUR	07/18/2011	BNP	EUR	(568)	(823)	(11)
USD/EUR	07/18/2011	JPM	EUR	(1,305)	(1,892)	(20)
USD/EUR	07/18/2011	JPM	EUR	(72)	(104)	(1)
USD/EUR	07/18/2011	JPM	EUR	(795)	(1,152)	(2)
USD/EUR	07/18/2011	JPM	EUR	(200)	(290)	(1)
USD/EUR	07/18/2011	JPM	EUR	(16,185)	(23,462)	(533)
USD/EUR	07/18/2011	CIT	EUR	(589)	(854)	1
USD/EUR	07/18/2011	CIT	EUR	(1,936)	(2,806)	(26)
USD/EUR	07/18/2011	BNP	EUR	(5,083)	(7,368)	(247)
USD/EUR	07/18/2011	UBS	EUR	(5,194)	(7,529)	(220)
USD/EUR	07/18/2011	JPM	EUR	(19,280)	(27,949)	(446)
USD/EUR	07/18/2011	JPM	EUR	(134)	(194)	1
USD/EUR	07/18/2011	BNP	EUR	(756)	(1,096)	–
USD/EUR	07/18/2011	BNP	EUR	(9,323)	(13,515)	(167)
USD/GBP	09/13/2011	UBS	GBP	(10,882)	(17,450)	419
USD/JPY	07/14/2011	JPM	JPY	(415,756)	(5,165)	(201)
USD/JPY	07/14/2011	CIT	JPY	(12,844)	(160)	1
USD/JPY	07/19/2011	BOA	JPY	(5,188,563)	(64,455)	(2,465)
USD/JPY	07/19/2011	CSI	JPY	(780,000)	(9,690)	(35)
USD/JPY	07/25/2011	CSI	JPY	(5,929,000)	(73,655)	(2,012)
USD/JPY	07/25/2011	CIT	JPY	(1,252,000)	(15,553)	(425)
USD/JPY	07/25/2011	BOA	JPY	(5,929,000)	(73,655)	(2,049)
USD/JPY	07/25/2011	CIT	JPY	(9,790,000)	(121,620)	379
USD/JPY	08/01/2011	UBS	JPY	(320,000)	(3,975)	(57)
USD/JPY	08/01/2011	JPM	JPY	(30,000)	(373)	(7)
USD/JPY	08/08/2011	DUB	JPY	(2,790,000)	(34,662)	(82)
USD/JPY	08/15/2011	JPM	JPY	(70,000)	(870)	3
USD/JPY	08/15/2011	JPM	JPY	(4,880,000)	(60,630)	(362)
USD/JPY	08/18/2011	BOA	JPY	(3,410,000)	(42,368)	(217)
USD/JPY	08/22/2011	BOA	JPY	(90,000)	(1,118)	4
USD/JPY	08/22/2011	JPM	JPY	(5,190,000)	(64,485)	(411)
USD/JPY	08/22/2011	CIT	JPY	(2,830,000)	(35,162)	126
USD/JPY	09/06/2011	CIT	JPY	(510,000)	(6,337)	(34)
USD/JPY	09/06/2011	UBS	JPY	(620,000)	(7,704)	(12)
USD/JPY	09/06/2011	CIT	JPY	(80,000)	(994)	1

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased / Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain /(Loss)

JNL/PIMCO Total Return Bond Fund (continued)
USD/JPY	09/06/2011	CIT	JPY	(370,000)	$(4,598)	$—
USD/JPY	09/06/2011	CIT	JPY	(7,150,000)	(88,846)	(895)
USD/JPY	09/12/2011	CIT	JPY	(50,000)	(621)	5
USD/JPY	09/20/2011	CIT	JPY	(200,000)	(2,485)	3
USD/JPY	09/26/2011	MSC	JPY	(2,580,000)	(32,063)	57
USD/JPY	10/03/2011	CIT	JPY	(340,000)	(4,226)	(27)
USD/MXN	07/07/2011	MSC	MXN	(481,456)	(41,113)	(227)
USD/RUB	07/01/2011	CIT	RUB	(26,073)	(934)	15
USD/ZAR	07/28/2011	CSI	ZAR	(672)	(99)	1
USD/ZAR	07/28/2011	MSC	ZAR	(2,015)	(297)	3
ZAR/USD	07/28/2011	JPM	ZAR	56,570	8,338	69
ZAR/USD	07/28/2011	CGM	ZAR	696	103	3
ZAR/USD	07/28/2011	MSC	ZAR	13,946	2,055	14
ZAR/USD	09/13/2011	MSC	ZAR	2,280	334	34
ZAR/USD	09/13/2011	UBS	ZAR	5,320	779	79

					$(617,490)	$(905)

JNL/T.Rowe Price Short-Term Bond Fund
CNY/USD	12/16/2011	JPM	CNY	55,585	$8,644	$109
CNY/USD	12/16/2011	CIT	CNY	45,400	7,061	(43)

					$15,705	$66

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Interest Rate Swaps

Counterparty	Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
BBP	British Pound 6-Month LIBOR	Receiving	3.10%	07/25/2016	GBP	4,780	$(196)
BBP	British Pound 6-Month LIBOR	Receiving	3.23%	07/25/2016	GBP	8,120	(400)
BBP	British Pound 6-Month LIBOR	Paying	4.03%	07/25/2021	GBP	13,830	807
BBP	British Pound 6-Month LIBOR	Paying	3.93%	07/25/2021	GBP	8,130	383
BBP	British Pound 6-Month LIBOR	Receiving	4.22%	07/25/2026	GBP	4,140	(184)
BBP	British Pound 6-Month LIBOR	Receiving	4.30%	07/25/2026	GBP	7,040	(397)
BOA	3-Month LIBOR	Receiving	2.12%	11/23/2014		40,400	(172)
BOA	3-Month LIBOR	Paying	3.59%	11/23/2019		36,100	117
BOA	3-Month LIBOR	Paying	4.48%	07/01/2024		22,600	(92)
BOA	3-Month LIBOR	Receiving	4.21%	11/23/2027		13,000	15
BOA	3-Month LIBOR	Receiving	3.96%	05/15/2037		3,400	69
BOA	3-Month LIBOR	Receiving	4.60%	07/01/2044		12,600	90
CIT	6-Month EURIBOR	Paying	2.10%	11/05/2015	EUR	6,250	(123)
CIT	6-Month EURIBOR	Receiving	3.25%	12/21/2016	EUR	1,150	6
CST	3-Month Australian Bank Bill	Paying	5.25%	12/21/2013	AUD	6,400	(5)
CST	3-Month Australian Bank Bill	Paying	5.25%	12/21/2013	AUD	3,400	(1)
CST	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(7)
CST	3-Month LIBOR	Paying	2.50%	12/21/2016		13,050	(3)
CST	3-Month New Zealand Bank Bill	Receiving	3.75%	12/21/2013	NZD	9,000	(9)
CST	3-Month New Zealand Bank Bill	Receiving	3.75%	12/21/2013	NZD	4,650	(7)
CST	6-Month EURIBOR	Receiving	3.21%	03/04/2014	EUR	45,100	(237)
CST	6-Month EURIBOR	Receiving	3.12%	03/18/2014	EUR	41,100	(146)
CST	6-Month EURIBOR	Paying	3.52%	03/04/2016	EUR	31,000	365
CST	6-Month EURIBOR	Paying	3.45%	03/18/2016	EUR	28,300	228
CST	6-Month EURIBOR	Receiving	3.88%	03/04/2020	EUR	7,200	(126)
CST	6-Month EURIBOR	Receiving	3.81%	03/18/2020	EUR	6,500	(66)
CST	British Pound 6-Month LIBOR	Paying	3.17%	02/08/2016	GBP	825	55
CST	British Pound 6-Month LIBOR	Paying	3.21%	02/15/2016	GBP	680	47
CST	British Pound 6-Month LIBOR	Paying	3.20%	02/16/2016	GBP	1,370	93
CST	British Pound 6-Month LIBOR	Paying	3.12%	02/18/2016	GBP	1,520	95
DUB	3-Month LIBOR	Paying	2.50%	12/21/2016		5,600	(69)
DUB	3-Month LIBOR	Paying	2.50%	12/21/2016		13,900	(189)
DUB	3-Month LIBOR	Receiving	2.50%	12/21/2016		14,400	117
DUB	3-Month LIBOR	Receiving	3.25%	12/21/2018		27,400	310
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	264
DUB	3-Month LIBOR	Receiving	3.09%	02/15/2026		8,300	520
DUB	3-Month New Zealand Bank Bill	Receiving	4.69%	02/14/2016	NZD	3,050	(80)
DUB	3-Month New Zealand Bank Bill	Receiving	4.69%	02/15/2016	NZD	650	(17)
DUB	3-Month New Zealand Bank Bill	Receiving	4.70%	02/18/2016	NZD	4,110	(108)
DUB	3-Month New Zealand Bank Bill	Receiving	4.68%	02/22/2016	NZD	3,380	(86)
DUB	6-Month EURIBOR	Receiving	2.96%	03/18/2014	EUR	38,700	(52)
DUB	6-Month EURIBOR	Receiving	2.80%	07/04/2014	EUR	41,800	32
DUB	6-Month EURIBOR	Paying	3.32%	03/18/2016	EUR	26,700	81
DUB	6-Month EURIBOR	Paying	3.25%	07/04/2016	EUR	28,600	2
DUB	6-Month EURIBOR	Receiving	3.71%	03/18/2020	EUR	6,100	(9)
DUB	6-Month EURIBOR	Receiving	3.72%	07/04/2020	EUR	6,600	(1)
DUB	British Pound 6-Month LIBOR	Paying	3.19%	02/11/2016	GBP	300	20
DUB	KRW 3-month CD Rate	Paying	3.62%	07/06/2011	KRW	2,923,122	2
DUB	KRW 3-month CD Rate	Paying	3.63%	07/07/2011	KRW	4,883,824	3
JPM	3-Month LIBOR	Receiving	0.75%	06/30/2013		195,300	81
JPM	3-Month LIBOR	Paying	3.25%	12/21/2018		11,800	(100)
JPM	3-Month LIBOR	Paying	3.50%	12/21/2021		13,500	(176)
JPM	KRW 3-month CD Rate	Paying	3.66%	07/08/2011	KRW	2,322,820	2
MSC	British Pound 6-Month LIBOR	Receiving	3.00%	12/21/2016	GBP	10,850	(41)
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	2.14%	11/03/2015	CAD	7,080	60
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	2.11%	11/04/2015	CAD	10,730	103
RBC	6-Month EURIBOR	Paying	2.12%	11/08/2015	EUR	9,430	(175)
RBC	British Pound 6-Month LIBOR	Paying	3.20%	02/09/2016	GBP	700	48
RBC	British Pound 6-Month LIBOR	Paying	3.18%	02/10/2016	GBP	700	47
STA	3-Month New Zealand Bank Bill	Receiving	4.64%	02/11/2016	NZD	1,625	(39)
STA	British Bankers’ Association Yen 6-Month LIBOR	Paying	0.47%	02/06/2013	JPY	3,560,000	30

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Interest Rate Swaps

Counterparty	Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
STA	British Bankers’ Association Yen 6-Month LIBOR	Receiving	0.63%	02/06/2015	JPY	2,365,000	$ (131)
STA	British Bankers’ Association Yen 6-Month LIBOR	Paying	1.13%	02/06/2019	JPY	511,000	95

							$ 743

JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	90 Day Taiwan Secondary Commerical Paper	Receiving	1.46%	06/03/2016	TWD	209,000	$ (22)
CIT	6-Month Sinacofi Chile Interbank Rate	Paying	5.24%	12/15/2014	CLP	3,000,000	(110)
DUB	6-Month Budapest Interbank Rate	Paying	6.60%	06/29/2016	HUF	2,000,000	54
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	2.65%	03/19/2012	CLP	6,000,000	(341)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.03%	07/29/2012	CLP	12,050,000	(474)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.19%	08/20/2012	CLP	4,300,000	(176)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.15%	08/20/2012	CLP	2,900,000	(122)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.12%	09/04/2012	CLP	6,733,000	(278)
DUB	90 Day Taiwan Secondary Commerical Paper	Receiving	1.63%	01/28/2016	TWD	260,000	(112)
DUB	Brazil Interbank Rate	Paying	12.50%	01/02/2014	BRL	79,330	(81)
DUB	Brazil Interbank Rate	Paying	12.27%	01/02/2014	BRL	27,740	(105)
DUB	Brazil Interbank Rate	Paying	12.25%	01/02/2014	BRL	13,880	(55)
DUB	Mexican Interbank Rate	Paying	7.81%	03/25/2021	MXN	130,000	443
DUB	Mexican Interbank Rate	Paying	7.40%	05/05/2021	MXN	63,080	58
DUB	Mexican Interbank Rate	Paying	7.30%	06/08/2021	MXN	142,700	30
HSB	6-Month Poland Warsaw Interbank Rate	Paying	5.41%	06/29/2021	PLN	35,000	40
JPM	3-Month South African Johannesburg Interbank Rate	Paying	8.06%	06/27/2021	ZAR	100,000	(93)
JPM	90 Day Taiwan Secondary Commerical Paper	Receiving	2.07%	01/26/2021	TWD	155,000	(169)
JPM	Mexican Interbank Rate	Paying	7.16%	06/15/2021	MXN	105,000	(75)

							$ (1,588)

JNL/PIMCO Real Return Fund
BCL	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	$ (5)
DUB	3-Month LIBOR	Receiving	4.25%	06/15/2041		15,200	(1,082)
HSB	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	19
JPM	Brazil Interbank Deposit Rate	Paying	11.25%	01/02/2012	BRL	6,000	(18)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	28,900	160
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	1,400	92
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	187
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	15,300	531
MSC	3-Month LIBOR	Receiving	4.00%	12/21/2041		3,900	94
MSS	Brazil Interbank Deposit Rate	Paying	11.60%	01/02/2012	BRL	50,000	625
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	4,300	21
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	7,000	36
UBS	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	45,300	425

							$ 1,085

JNL/PIMCO Total Return Bond Fund
BCL	Brazil Interbank Deposit Rate	Paying	10.60%	01/02/2012	BRL	1,500	$ 4
BNP	3-Month LIBOR	Receiving	4.25%	06/15/2041		1,000	(78)
BOA	3-Month LIBOR	Paying	1.25%	12/21/2014		20,300	(46)
BOA	3-Month LIBOR	Receiving	3.50%	06/15/2021		3,000	(72)
BOA	3-Month LIBOR	Receiving	3.50%	06/15/2021		2,300	(63)
BOA	3-Month LIBOR	Receiving	3.50%	06/15/2021		3,600	(80)
BOA	3-Month LIBOR	Receiving	3.50%	06/15/2021		7,200	(129)
BOA	3-Month LIBOR	Receiving	4.25%	06/15/2041		9,000	(352)
BOA	3-Month LIBOR	Receiving	4.25%	06/15/2041		36,500	(1,859)
BOA	3-Month LIBOR	Receiving	4.25%	06/15/2041		1,200	(93)
BOA	3-Month LIBOR	Receiving	4.00%	12/21/2041		1,400	2
BOA	6-Month EURIBOR	Paying	3.50%	09/21/2021	EUR	1,400	22
CIT	3-Month LIBOR	Receiving	3.50%	06/15/2021		17,000	(397)
CIT	3-Month LIBOR	Receiving	3.50%	06/15/2021		2,000	(107)
CIT	3-Month LIBOR	Receiving	3.50%	06/15/2021		3,600	(81)
CIT	3-Month LIBOR	Receiving	3.50%	06/15/2021		3,600	(67)
CIT	3-Month LIBOR	Receiving	4.25%	06/15/2041		24,300	(1,231)
CIT	3-Month LIBOR	Receiving	4.25%	06/15/2041		1,000	(61)
CIT	3-Month LIBOR	Receiving	4.25%	06/15/2041		2,200	(166)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Interest Rate Swaps

Counterparty	Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
CIT	3-Month LIBOR	Receiving	4.25%	06/15/2041		1,200	$(95)
CIT	3-Month LIBOR	Receiving	4.00%	12/21/2041		6,500	115
CIT	6-Month EURIBOR	Paying	3.65%	09/21/2021	EUR	3,700	62
CST	Brazil Interbank Deposit Rate	Paying	12.48%	01/02/2013	BRL	2,000	10
DUB	3-Month LIBOR	Receiving	3.50%	06/15/2021		3,500	(187)
DUB	3-Month LIBOR	Receiving	3.50%	06/15/2021		2,200	(58)
DUB	3-Month LIBOR	Receiving	4.00%	12/21/2041		2,300	78
GSB	Brazil Interbank Deposit Rate	Paying	10.84%	01/02/2012	BRL	12,900	77
HSB	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	19
HSB	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2012	BRL	1,400	4
JPM	3-Month LIBOR	Receiving	3.50%	06/15/2021		3,900	(93)
JPM	3-Month LIBOR	Receiving	3.50%	06/15/2021		3,600	(67)
JPM	3-Month LIBOR	Receiving	4.25%	06/15/2041		900	(70)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	30,000	162
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	49,800	274
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	2,000	11
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	10,800	2
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	6,400	(2)
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	9,900	53
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	6,700	38
JPM	Mexican Interbank Rate	Paying	7.33%	01/28/2015	MXN	73,400	252
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	19
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	500	33
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	200	13
MLC	Brazil Interbank Deposit Rate	Paying	11.14%	01/02/2012	BRL	73,100	759
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	2,000	10
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	4,600	26
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	15,000	80
MLC	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	104
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	260
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,800	103
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	6,000	20
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	10,400	20
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,900	16
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	2,700	1
MSS	3-Month LIBOR	Receiving	3.50%	06/15/2021		2,400	(59)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		12,700	(505)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		6,100	(183)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		30,200	(1,374)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		27,500	(1,703)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		40,400	(1,986)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		36,700	(1,860)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		4,000	(256)
MSS	3-Month LIBOR	Receiving	4.00%	12/21/2041		4,900	89
MSS	3-Month LIBOR	Receiving	4.00%	12/21/2041		600	1
MSS	6-Month EURIBOR	Paying	3.50%	09/21/2021	EUR	8,000	59
MSS	6-Month EURIBOR	Paying	3.50%	09/21/2021	EUR	10,200	19
MSS	6-Month EURIBOR	Paying	3.65%	09/21/2021	EUR	20,500	271
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	27,600	119
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	38,000	156
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	3,700	16
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	10,100	41
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	86,800	798
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	22,600	141
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	6,300	(23)
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	10,500	(37)
MSS	Mexican Interbank Rate	Paying	6.50%	03/05/2013	MXN	11,300	9
STA	3-Month LIBOR	Receiving	3.50%	06/15/2021		4,500	(103)
STA	3-Month LIBOR	Receiving	3.50%	06/15/2021		4,300	(223)
STA	3-Month LIBOR	Receiving	4.25%	06/15/2041		2,100	(151)
STA	6-Month Australian Bank Bill	Paying	4.25%	09/15/2011	AUD	15,500	(71)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Interest Rate Swaps

Counterparty	Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
UBS	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	3,500	$18
UBS	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	10

							$(9,592)

1Notional amount is stated in USD unless otherwise noted.

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [4]	Fixed Received / Pay Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund

Credit default swap agreements - purchase protection [3]
HSB	iTraxx SovX WestEur.5	n/a	1.00%	06/20/2016	$ 29,400	$1,691	$—
MSC	iTraxx SovX WestEur.5	n/a	1.00%	06/20/2016	13,700	718	(109)

					$ 43,100	$2,409	$(109)

Credit default swap agreements - sell protection [2]
DUB	CDX.NA.HY.16	4.61%	5.00%	06/20/2016	$ (10,700)	$173	$85
DUB	MCDX.16	1.61%	1.00%	06/20/2021	(2,500)	(96)	(22)
DUB	MCDX.16	1.61%	1.00%	06/20/2021	(2,500)	(96)	(16)
DUB	MCDX.16	1.61%	1.00%	06/20/2021	(2,500)	(96)	(18)
DUB	MCDX.16	1.61%	1.00%	06/20/2021	(2,500)	(96)	(15)
DUB	MCDX.16	1.61%	1.00%	06/20/2021	(1,500)	(58)	(19)
DUB	MCDX.16	1.61%	1.00%	06/20/2021	(1,000)	(38)	(13)
DUB	MCDX.16	1.61%	1.00%	06/20/2021	(2,500)	(96)	(35)
DUB	MCDX.16	1.61%	1.00%	06/20/2021	(2,500)	(96)	(23)
DUB	MCDX.16	1.61%	1.00%	06/20/2021	(2,500)	(96)	(12)
DUB	MCDX.16	1.61%	1.00%	06/20/2021	(2,500)	(96)	(10)
DUB	Metlife Inc., 5.00%, 06/15/2015	1.18%	1.00%	03/20/2015	(2,000)	(13)	52
DUB	Metlife Inc., 5.00%, 06/15/2015	1.31%	1.00%	09/20/2015	(1,000)	(13)	42
JPM	Prudential Financial Inc., 4.50%, 07/15/2013	1.14%	1.00%	06/20/2015	(825)	(4)	39

					$ (37,025)	$(721)	$35

JNL/PIMCO Real Return Fund

Credit default swap agreements - sell protection [2]
DUB	American International Group Inc., 6.25%, 05/01/2036	1.23%	5.00%	12/20/2013	$ (8,300)	$761	$1,270
CIT	CDX.EM-14	2.07%	5.00%	12/20/2015	(400)	49	(3)
DUB	CDX.EM-14	2.07%	5.00%	12/20/2015	(3,800)	462	(74)
MSS	CDX.EM-14	2.07%	5.00%	12/20/2015	(27,700)	3,368	(428)
STA	CDX.EM-14	2.07%	5.00%	12/20/2015	(2,800)	341	(40)
BNP	CDX.NA.IG.15	0.79%	1.00%	12/20/2015	(2,800)	25	—
BOA	CDX.NA.IG.16	0.92%	1.00%	06/20/2016	(3,100)	12	4
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.47%	1.00%	06/20/2020	(4,200)	(151)	(23)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.94%	1.00%	06/20/2015	(1,600)	4	19
BOA	French Republic, 4.25%, 04/25/2019	0.62%	0.25%	06/20/2015	(2,800)	(41)	6
BOA	French Republic, 4.25%, 04/25/2019	0.70%	0.25%	12/20/2015	(2,800)	(55)	—
BOA	French Republic, 4.25%, 04/25/2019	0.70%	0.25%	12/20/2015	(3,900)	(76)	25
CIT	French Republic, 4.25%, 04/25/2019	0.70%	0.25%	12/20/2015	(1,800)	(35)	12
DUB	French Republic, 4.25%, 04/25/2019	0.62%	0.25%	06/20/2015	(1,100)	(16)	16
JPM	French Republic, 4.25%, 04/25/2019	0.62%	0.25%	06/20/2015	(1,700)	(25)	28
JPM	French Republic, 4.25%, 04/25/2019	0.70%	0.25%	12/20/2015	(1,100)	(21)	—
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.79%	1.00%	12/20/2015	(4,800)	43	(64)
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.79%	1.00%	12/20/2015	(1,600)	14	(18)
CIT	Japanese Government Bond, 2.00%, 03/21/2022	0.87%	1.00%	06/20/2016	(8,500)	54	58
DUB	Japanese Government Bond, 2.00%, 03/21/2022	0.79%	1.00%	12/20/2015	(1,700)	15	(19)
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.79%	1.00%	12/20/2015	(1,600)	14	(17)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.69%	1.00%	09/20/2012	(500)	2	7
BOA	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.48%	1.00%	06/20/2015	(2,900)	59	27
CST	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.53%	1.00%	12/20/2015	(4,500)	91	(13)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.48%	1.00%	06/20/2015	(1,100)	22	17
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.48%	1.00%	06/20/2015	(2,700)	55	33

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [4]	Fixed Received / Pay Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
Credit default swap agreements - sell protection [2] (continued)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.53%	1.00%	12/20/2015	$(1,700)	$35	$(5)

					$(101,500)	$5,006	$818

Credit default swap agreements - purchase protection [3]
CIT	GATX Corp., 5.80%, 03/01/2016	n/a	1.07%	03/20/2016	$1,000	$20	$19
BNP	International Lease Finance Corporation, 6.63%, 11/15/2013	n/a	1.60%	12/20/2013	500	16	16
DUB	Knight, 6.50%, 09/01/2012	n/a	1.00%	03/20/2016	2,000	64	(12)
MSC	Knight, 6.50%, 09/01/2012	n/a	1.00%	03/20/2016	3,000	95	(20)
DUB	Macy’s Corp., 7.45%, 07/15/2017	n/a	2.10%	09/20/2017	400	(20)	(20)
DUB	Marsh & McLennan Companies, 5.75%, 09/15/2015	n/a	0.60%	09/20/2015	1,000	8	8
JPM	Pearson, 5.70%, 06/01/2014	n/a	0.83%	06/20/2014	1,000	(11)	(12)
BCL	REXAM PLC, 6.75%, 06/01/2013	n/a	1.45%	06/20/2013	700	(14)	(14)
DUB	Seagate Technology HDD Holdings, 6.80%, 10/01/2016	n/a	1.00%	12/20/2011	5,000	(13)	(43)

					$14,600	$145	$(78)

JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection [2]
DUB	CDX.EM-12	1.96%	5.00%	12/20/2014	$(1,500)	$151	$21
DUB	CDX.EM-13	1.98%	5.00%	06/20/2015	(12,500)	1,412	(25)
MSS	CDX.EM.13	1.98%	5.00%	06/20/2015	(4,100)	463	11
BOA	CDX.EM.14	2.07%	5.00%	12/20/2015	(5,000)	608	(115)
CIT	CDX.EM.14	2.07%	5.00%	12/20/2015	(15,300)	1,860	(91)
DUB	CDX.EM.14	2.07%	5.00%	12/20/2015	(26,400)	3,210	(160)
JPM	CDX.EM.14	2.07%	5.00%	12/20/2015	(1,700)	207	(8)
MSS	CDX.EM.14	2.07%	5.00%	12/20/2015	(3,300)	401	4
STA	CDX.EM.14	2.07%	5.00%	12/20/2015	(2,000)	243	(23)
DUB	CDX.EM.15	2.12%	1.00%	06/20/2016	(6,500)	851	(28)
CIT	CDX.HY-8 35-100%	0.04%	0.36%	06/20/2012	(4,815)	15	16
CIT	CDX.HY-8 35-100%	0.04%	0.40%	06/20/2012	(963)	3	4
DUB	CDX.IG-10 30-100%	0.08%	0.53%	06/20/2013	(1,350)	12	12
GSI	CDX.IG-10 30-100%	0.08%	0.46%	06/20/2013	(1,736)	13	13
DUB	CDX.IG-9 30-100%	0.04%	0.71%	12/20/2012	(7,137)	70	72
GSI	CDX.IG-9 30-100%	0.36%	0.55%	12/20/2017	(1,447)	16	16
BNP	CDX.NA.HY.16	4.61%	5.00%	06/20/2016	(11,900)	193	(147)
BNP	CDX.NA.IG.16	0.92%	1.00%	06/20/2016	(68,000)	254	(85)
BOA	CDX.NA.IG.16	0.92%	1.00%	06/20/2016	(66,500)	248	(135)
CST	CDX.NA.IG.16	0.92%	1.00%	06/20/2016	(16,300)	61	(33)
DUB	CDX.NA.IG.16	0.92%	1.00%	06/20/2016	(5,400)	20	(12)
MSS	CDX.NA.IG.16	0.92%	1.00%	06/20/2016	(3,500)	13	(8)
STA	Federal Republic of Germany, 6.00%, 06/20/2016	0.38%	0.25%	06/20/2016	(31,700)	(206)	102
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.04%	1.00%	03/20/2016	(16,300)	(32)	11
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.08%	1.00%	06/20/2016	(4,900)	(18)	(14)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.94%	1.00%	06/20/2015	(500)	1	5
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.94%	1.00%	06/20/2015	(2,000)	5	23
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.04%	1.00%	03/20/2016	(9,100)	(18)	6
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.08%	1.00%	06/20/2016	(4,000)	(15)	(9)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.96%	1.00%	09/20/2015	(2,000)	3	19
MLI	Federated Republic of Brazil, 12.25%, 03/06/2030	1.06%	1.95%	04/20/2016	(100)	4	5
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	0.94%	1.00%	06/20/2015	(600)	1	6
STA	Federated Republic of Brazil, 12.25%, 03/06/2030	0.96%	1.00%	09/20/2015	(1,000)	2	8
CIT	French Republic, 4.25%, 04/25/2019	0.77%	0.25%	06/20/2016	(30,200)	(755)	12
MSS	French Republic, 4.25%, 04/25/2019	0.74%	0.25%	03/20/2016	(1,000)	(22)	12
STA	French Republic, 4.25%, 04/25/2019	0.70%	0.25%	12/20/2015	(2,400)	(47)	—
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.21%	1.00%	12/20/2015	(2,400)	(21)	21
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.21%	1.00%	12/20/2015	(2,400)	(21)	22
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.78%	4.80%	12/20/2013	(600)	59	60
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.78%	4.33%	12/20/2013	(800)	70	71
DUB	General Electric Capital Corp., 6.00%, 06/15/2012	0.34%	1.50%	09/20/2011	(300)	1	1
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.78%	4.90%	12/20/2013	(1,100)	112	113
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	1.25%	1.00%	03/20/2016	(100)	(1)	4

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [4]	Fixed Received / Pay Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection [2] (continued)
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.34%	1.00%	09/20/2011	$(1,300)	$2	$ 9
MSS	General Electric Capital Corp., 5.63%, 09/15/2017	1.29%	1.00%	06/20/2016	(100)	(1)	(1)
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.83%	1.00%	03/20/2016	(1,400)	11	(2)
CIT	Kazakhstan	1.48%	1.00%	03/20/2016	(500)	(11)	3
DUB	Kazakhstan	1.48%	1.00%	03/20/2016	(500)	(11)	4
BOA	Kingdom of Spain, 5.50%, 07/30/2017	2.57%	1.00%	03/20/2016	(800)	(53)	(2)
BOA	Kingdom of Spain, 5.50%, 07/30/2017	2.57%	1.00%	03/20/2016	(19,900)	(1,327)	(48)
BNP	Merrill Lynch & Co., 5.00%, 01/15/2015	0.42%	1.00%	09/20/2011	(1,900)	3	4
BOA	Metlife Inc., 5.00%, 06/15/2015	1.44%	1.00%	03/20/2016	(7,100)	(139)	25
DUB	Metlife Inc., 5.00%, 06/15/2015	1.68%	1.00%	03/20/2018	(7,100)	(288)	100
JPM	Metlife Inc., 5.00%, 06/15/2015	1.44%	1.00%	03/20/2016	(4,800)	(94)	19
BNP	People’s Republic of China, 4.75%, 10/29/2013	0.78%	1.00%	03/20/2016	(300)	3	(1)
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.69%	1.00%	06/20/2015	(1,000)	12	(3)
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.69%	1.00%	06/20/2015	(2,800)	34	(7)
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.81%	1.00%	06/20/2016	(6,300)	56	(23)
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.81%	1.00%	06/20/2016	(2,700)	24	(9)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.81%	1.00%	06/20/2016	(2,700)	24	(11)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.81%	1.00%	06/20/2016	(1,200)	11	(5)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.81%	1.00%	06/20/2016	(1,200)	11	(3)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.84%	1.00%	09/20/2016	(800)	6	2
JPM	People’s Republic of China, 4.75%, 10/29/2013	0.81%	1.00%	06/20/2016	(5,500)	49	(19)
JPM	People’s Republic of China, 4.75%, 10/29/2013	0.84%	1.00%	09/20/2016	(500)	4	1
MSS	People’s Republic of China, 4.75%, 10/29/2013	0.84%	1.00%	09/20/2016	(500)	4	2
STA	People’s Republic of China, 4.75%, 10/29/2013	0.81%	1.00%	06/20/2016	(2,700)	24	(11)
STA	People’s Republic of China, 4.75%, 10/29/2013	0.84%	1.00%	09/20/2016	(300)	2	1
DUB	Republic of Indonesia, 6.75%, 03/10/2014	1.14%	1.00%	09/20/2015	(500)	(3)	8
MSC	Republic of Panama, 8.88%, 09/30/2027	0.35%	0.75%	01/20/2012	(200)	—	1
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.48%	0.25%	03/20/2016	(6,600)	(99)	(11)
STA	U.S. Treasury Bond, 4.88%, 08/15/2016	0.45%	0.25%	09/20/2015	(11,100)	(128)	21
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.48%	1.00%	06/20/2015	(4,900)	100	48
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.56%	1.00%	03/20/2016	(900)	18	—
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.59%	1.00%	06/20/2016	(20,700)	407	(30)
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.45%	1.00%	03/20/2015	(400)	8	6
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.45%	1.00%	03/20/2015	(900)	18	13
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.48%	1.00%	06/20/2015	(7,900)	161	78
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.53%	1.00%	12/20/2015	(1,000)	20	(2)
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.48%	1.00%	06/20/2015	(4,900)	100	48
MSS	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.59%	1.00%	06/20/2016	(1,200)	24	—
STA	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.59%	1.00%	06/20/2016	(1,800)	35	1
BOA	United Mexican States, 7.50%, 04/08/2033	0.94%	1.00%	09/20/2015	(300)	1	4
CIT	United Mexican States, 7.50%, 04/08/2033	0.94%	1.00%	09/20/2015	(700)	2	10
DUB	United Mexican States, 7.50%, 04/08/2033	0.89%	1.00%	03/20/2015	(3,600)	15	80
DUB	United Mexican States, 7.50%, 04/08/2033	1.01%	1.00%	03/20/2016	(25,400)	(14)	90
JPM	United Mexican States, 7.50%, 04/08/2033	1.01%	0.92%	03/20/2016	(500)	(2)	(1)

					$(548,248)	$8,445	$ 166

1Notional amount is stated in USD unless otherwise noted.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging market country, credit indices or U.S. municipal issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

Schedule of Total Return Swaps

Counterparty	Reference Entity	Paying / Reference Entity Total Return	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
DUB	Titulos de Tesoreria, 4.75%, 02/23/23	Corrmin Index	07/05/2011	COP	50,900	$(64)

1Notional amount is stated in USD unless otherwise noted.

Counterparty	Abbreviations
BANCAMERICA SECURITIES/BANK OF AMERICA NA	BOA
BARCLAYS CAPITAL INC.	BCL
BARCLAYS BANK PLC	BBP
BNP PARIBAS SECURITIES	BNP
BNY CAPITAL MARKETS	BNY
CITIBANK, INC.	CIT
CITICORP SECURITIES, INC.	CCI
CITIGROUP GLOBAL MARKETS(FRMRLY SALOMON)	CGM
CREDIT SUISSE INTERNATIONAL	CST
CREDIT SUISSE SECURITIES, LLC	CSI
DEUTSCHE BANK ALEX BROWN INC.	DUB
GOLDMAN SACHS & CO.	GSC
GOLDMAN SACHS BANK USA	GSB
GOLDMAN SACHS INTERNATIONAL	GSI
HSBC SECURITIES, INC.	HSB
J.P. MORGAN	JPM
J.P. MORGAN SECURITIES, INC.	JPM
MERRILL LYNCH CAPITAL SERVICES	MLC
MERRILL LYNCH INTERNATIONAL	MLI
MERRILL LYNCH PROFESSIONAL CLEARING CORP	MLP
MERRILL LYNCH, PIERCE, FENNER, & SMITH	MLP
MORGAN STANLEY & CO., INCORPORATED	MSC
MORGAN STANLEY CAPITAL SERVICES INC.	MSS
ROYAL BANK OF CANADA	RBC
ROYAL BANK OF SCOTLAND	RBS
STATE STREET BROKERAGE SERVICES, INC.	SSB
UBS SECURITIES LLC	UBS
UBS AG STAMFORD	STA
WESTPAC BANKING CORPORATION	WBC

Pledged or Segregated Collateral – The following table summarizes cash and securities collateral pledged for options contracts, futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities:

					Reverse	Securities	Swap Agreements		Delayed	Total Pledged or
	Options Contracts		Futures Contracts		Repurchase	Sold Short	Pledged or		Delivery	Segregated
	Pledged Cash	Pledged Securities	Pledged Cash	Pledged Securities	Pledged Securities	Segregated Securities	Segregated Cash	Segregated Securities	Segregated Securities	Cash and Securities
JNL/Goldman Sachs Core Plus Bond Fund	$-	$-	$-	$2,067	$-	$-	$1,174	$-	$-	$3,241
JNL/Goldman Sachs Emerging Markets Debt Fund	-	-	-	-	-	-	2,400	-	-	2,400
JNL/Goldman Sachs U.S. Equity Flex Fund	-	-	-	-	-	118,420	-	-	-	118,420
JNL/Ivy Asset Strategy Fund	2,910	1,234	-	-	-	-	-	-	-	4,144
JNL/Mellon Capital Management S&P 500 Index Fund	-	-	-	4,250	-	-	-	-	-	4,250
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	-	-	-	490	-	-	-	-	-	490
JNL/Mellon Capital Management Small Cap Index Fund	-	-	-	680	-	-	-	-	-	680
JNL/Mellon Capital Management International Index Fund	-	-	-	1,770	-	-	-	-	-	1,770

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

					Reverse	Securities	Swap Agreements		Delayed	Total Pledged or
	Options Contracts		Futures Contracts		Repurchase	Sold Short	Pledged or		Delivery	Segregated
	Pledged Cash	Pledged Securities	Pledged Cash	Pledged Securities	Pledged Securities	Segregated Securities	Segregated Cash	Segregated Securities	Segregated Securities	Cash and Securities
JNL/Mellon Capital Management Global Alpha Fund	$-	$-	$-	$23,034	$-	$-	$-	$-	$-	$23,034
JNL/PIMCO Real Return Fund	-	-	-	1,529	11,651	-	-	2,087	756	16,023
JNL/PIMCO Total Return Bond Fund	-	-	-	12,273	-	-	-	16,470	-	28,743
JNL/T. Rowe Short Term Bond Fund	-	-	-	250	-	-	-	-	-	250

Reverse Repurchase Agreements – The average daily balance of reverse repurchase agreements and the weighted average interest rate for the period ended June 30, 2011 were as follows: JNL/PIMCO Real Return Fund, $74,316 and 0.22%, and JNL/PIMCO Total Return Bond Fund, $98,272 and 0.24%, respectively.

At June 30, 2011 reverse repurchase agreements outstanding were as follows:

	Repurchase Amount	Counter- party	Interest Rate	Maturity Date
JNL/PIMCO Real Return Fund	$11,734	CSI	0.14%	10/7/2011

FASB ASC Topic 815, “Derivatives and Hedging” - The following is a summary of the fair valuations of each Fund’s derivative instruments categorized by risk exposure. The derivative instruments outstanding as of June 30, 2011, as disclosed in these Notes to the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2011, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds. See Note 4 in the Notes to Financial Statements for additional FASB ASC Topic 815 disclosures.

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Goldman Sachs Core Plus Bond Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2011:
Assets:
Variation margin	$–	$–	$–	$102	$102
Forward foreign currency contracts	–	–	459	–	459
Unrealized appreciation on swap agreements	219	–	–	4,186	4,405
Swap premiums paid	2,601	–	–	1,063	3,664

	$2,820	$–	$459	$5,351	$8,630
Liabilities:
Variation margin	$–	$–	$–	$396	$396
Forward foreign currency contracts	–	–	1,573	–	1,573
Unrealized depreciation on swap agreements	292	–	–	3,444	3,736
Swap premiums received	814	–	–	1,309	2,123

	$1,106	$–	$1,573	$5,149	$7,828
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2011:
Net realized gain (loss) on:
Swap agreements	$97	$–	$–	$3,867	$3,964
Foreign currency related items	–	–	(1,389)	–	(1,389)
Futures contracts	–	–	–	(3,135)	(3,135)

	$97	$–	$(1,389)	$732	$(560)
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$(198)	$–	$–	$(1,362)	$(1,560)
Foreign currency related items	–	–	(327)	–	(327)
Futures contracts	–	–	–	272	272

	$(198)	$–	$(327)	$(1,090)	$(1,615)

JNL/Goldman Sachs Emerging Markets Debt Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2011:
Assets:
Forward foreign currency contracts	$–	$–	$12,610	$–	$12,610
Unrealized appreciation on swap agreements	–	–	–	625	625

	$–	$–	$12,610	$625	$13,235
Liabilities:
Forward foreign currency contracts	$–	$–	$9,009	$–	$9,009
Unrealized depreciation on swap agreements	–	–	–	2,277	2,277

	$–	$–	$9,009	$2,277	$11,286

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 815, “Derivatives and Hedging”

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2011:
Net realized gain (loss) on:
Swap agreements	$–	$–	$170	$3,805	$3,975
Foreign currency related items	–	–	17,094	–	17,094

	$–	$–	$17,264	$3,805	$21,069
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$–	$–	$–	$(5,662)	$(5,662)
Foreign currency related items	–	–	4,281	–	4,281

	$–	$–	$4,281	$(5,662)	$(1,381)

JNL/Ivy Asset Strategy Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2011:
Assets:
Investments - unaffiliated, at value	$–	$6,121	$–	$–	$6,121
Forward foreign currency contracts	–	–	1,503	–	1,503
Unrealized appreciation on swap agreements	–	–	–	–	–

	$–	$6,121	$1,503	$–	$7,624
Liabilities:
Options written, at value	$–	$–	$–	$–	$–
Forward foreign currency contracts	–	–	3,890	–	3,890
Unrealized depreciation on swap agreements	–	–	–	–	–

	$–	$–	$3,890	$–	$3,890
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2011:
Net realized gain (loss) on:
Unaffiliated Investments*	$–	$(7,955)	$–	$–	$(7,955)
Swap agreements	–	971	–	–	971
Foreign currency related items	–	–	(8,552)	–	(8,552)
Written option contracts	–	1,574	–	–	1,574

	$–	$(5,410)	$(8,552)	$–	$(13,962)
Net Change in unrealized appreciation (depreciation) on:
Investments*	$–	$6,012	$–	$–	$6,012
Swap agreements	–	–	–	26	26
Foreign currency related items	–	–	1,410	–	1,410
Written option contracts	–	374	–	–	374

	$–	$6,386	$1,410	$26	$7,822

JNL/JPMorgan International Value Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2011:
Assets:
Variation margin	$–	$30	$–	$–	$30
Forward foreign currency contracts	–	–	2,807	–	2,807

	$–	$30	$2,807	$–	$2,837
Liabilities:
Variation margin	$–	$–	$–	$–	$–
Forward foreign currency contracts	–	–	1,186	–	1,186

	$–	$–	$1,186	$–	$1,186
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2011:
Net realized gain (loss) on:
Foreign currency related items	$–	$–	$6,511	$–	$6,511
Futures contracts	–	1,059	–	–	1,059

	$–	$1,059	$6,511	$–	$7,570
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$–	$–	$(2,641)	$–	$(2,641)
Futures contracts	–	30	–	–	30

	$–	$30	$(2,641)	$–	$(2,611)

JNL/Mellon Capital Management International Index Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2011:
Assets:
Variation margin	$–	$323	$–	$–	$323
Forward foreign currency contracts	–	–	318	–	318

	$–	$323	$318	$–	$641
Liabilities:
Variation margin	$–	$–	$–	$–	$–
Forward foreign currency contracts	–	–	366	–	366

	$–	$–	$366	$–	$366

*	Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on Unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively in the Statements of Operations.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 815, “Derivatives and Hedging”

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Mellon Capital Management International Index Fund (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2011:
Net realized gain (loss) on:
Foreign currency related items	$–	$–	$997	$–	$997
Futures contracts	–	185	–	–	185

	$–	$185	$997	$–	$1,182
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$–	$–	$(517)	$–	$(517)
Futures contracts	–	1,012	–	–	1,012

	$–	$1,012	$(517)	$–	$495

JNL/Mellon Capital Management Global Alpha Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2011:
Assets:
Variation margin	$–	$1,736	$–	$617	$2,353
Forward foreign currency contracts	–	–	6,798	–	6,798

	$–	$1,736	$6,798	$617	$9,151
Liabilities:
Variation margin	$–	$1,255	$–	$1,217	$2,472
Forward foreign currency contracts	–	–	6,074	–	6,074

	$–	$1,255	$6,074	$1,217	$8,546
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2011:
Net realized gain (loss) on:
Foreign currency related items	$–	$–	$2,961	$–	$2,961
Futures contracts	–	1,101	–	616	1,717

	$–	$1,101	$2,961	$616	$4,678
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$–	$–	$(2,045)	$–	$(2,045)
Futures contracts	–	546	–	1,721	2,267

	$–	$546	$(2,045)	$1,721	$222

JNL/PIMCO Real Return Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2011:
Assets:
Investments - unaffiliated, at value	$–	$–	$–	$–	$–
Variation margin	–	–	–	169	169
Forward foreign currency contracts	–	–	2,841	–	2,841
Unrealized appreciation on swap agreements	1,565	–	–	2,190	3,755
Swap premiums paid	4,480	–	–	749	5,229

	$6,045	$–	$2,841	$3,108	$11,994
Liabilities:
Variation margin	$–	$–	$–	$75	$75
Options written, at value	11	–	33	2,127	2,171
Forward foreign currency contracts	–	–	3,430	–	3,430
Unrealized depreciation on swap agreements	825	–	–	1,105	1,930
Swap premiums received	423	–	–	182	605

	$1,259	$–	$3,463	$3,489	$8,211
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2011:
Net realized gain (loss) on:
Swap agreements	$1,213	$–	$–	$(340)	$873
Foreign currency related items	–	–	(2,316)	–	(2,316)
Futures contracts	–	–	–	(491)	(491)
Written option contracts	127	–	–	257	384

	$1,340	$–	$(2,316)	$(574)	$(1,550)
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$(114)	$–	$–	$(773)	$(887)
Foreign currency related items	–	–	(365)	–	(365)
Futures contracts	–	–	–	763	763
Written option contracts	(47)	–	71	2,488	2,512

	$(161)	$–	$(294)	$2,478	$2,023

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 815, “Derivatives and Hedging”

JNL/PIMCO Total Return Bond Fund

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2011:
Assets:
Investments - unaffiliated, at value	$–	$–	$–	$–	$–
Variation margin	–	–	–	1,506	1,506
Forward foreign currency contracts	–	–	13,444	–	13,444
Unrealized appreciation on swap agreements	1,248	–	–	4,396	5,644
Swap premiums paid	11,215	–	–	4,955	16,170

	$12,463	$–	$13,444	$10,857	$36,764
Liabilities:
Variation margin	$–	$–	$–	$1,281	$1,281
Options written, at value	17	–	–	5,575	5,592
Forward foreign currency contracts	–	–	14,349	–	14,349
Unrealized depreciation on swap agreements	1,082	–	–	13,988	15,070
Swap premiums received	3,446	–	–	485	3,931

	$4,545	$–	$14,349	$21,329	$40,223
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2011:
Net realized gain (loss) on:
Swap agreements	$7,501	$–	$–	$(2,362)	$5,139
Foreign currency related items	–	–	(74)	–	(74)
Futures contracts	–	–	–	2,243	2,243
Written option contracts	43	–	–	786	829

	$7,544	$–	$(74)	$667	$8,137
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$(3,403)	$–	$–	$(11,939)	$(15,342)
Foreign currency related items	–	–	(2,426)	–	(2,426)
Futures contracts	–	–	–	9,815	9,815
Written option contracts	20	–	–	5,849	5,869

	$(3,383)	$–	$(2,426)	$3,725	$(2,084)

JNL/T.Rowe Price Short-Term Bond Fund
Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2011:
Assets:
Variation margin	$–	$–	$–	$–	$–
Forward foreign currency contracts	$–	$–	$109	$–	$109

	$–	$–	$109	$–	$109
Liabilities:
Variation margin	$–	$–	$–	$2	$2
Forward foreign currency contracts	–	–	43	–	43

	$–	$–	$43	$2	$45
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2011:
Net realized gain (loss) on:
Foreign currency related items	$–	$–	$66	$–	$66
Futures contracts	–	–	–	(844)	(844)

	$–	$–	$66	$(844)	$(778)
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$–	$–	$154	$–	$154
Futures contracts	–	–	–	(2)	(2)

	$–	$–	$154	$(2)	$152

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments

June 30, 2011

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/BlackRock Commodity Securities Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund
Argentina	– %	0.3%	– %	– %	– %	– %	– %	0.3%
Australia	1.3	1.9	2.8	–	1.5	–	0.4	0.2
Austria	–	0.3	–	0.4	–	1.8	–	–
Barbados	0.4	–	–	–	–	–	–	–
Belarus	–	–	–	–	–	–	–	–
Belgium	–	0.2	–	–	–	3.8	–	–
Bermuda	–	0.4	–	–	–	5.2	0.4	0.3
Brazil	1.4	2.0	1.1	0.9	0.5	–	–	0.4
Canada	12.8	3.4	4.2	–	2.1	3.3	0.6	1.8
Cayman Islands	–	0.2	–	–	0.4	–	–	0.3
China	0.4	0.8	1.9	0.4	–	–	–	–
Colombia	–	0.1	–	–	–	–	–	–
Croatia	–	0.2	–	–	–	–	–	–
Denmark	–	0.9	1.0	–	–	–	1.2	1.3
Dominican Republic	–	–	–	–	–	–	–	–
Finland	–	0.3	1.2	–	–	–	–	–
France	9.1	3.3	4.9	7.9	0.3	8.8	2.7	1.0
Germany	–	7.1	3.6	5.2	1.2	–	5.5	1.0
Greece	–	–	–	–	–	4.0	–	–
Hong Kong	0.9	1.8	4.1	2.4	–	–	–	–
Hungary	–	0.4	–	–	–	–	–	–
India	–	1.5	0.2	0.6	–	–	–	–
Indonesia	–	0.4	0.3	–	–	–	–	–
Ireland	–	0.4	0.3	4.0	–	8.4	–	0.1
Israel	–	0.2	–	–	–	–	0.4	–
Italy	0.9	0.8	–	2.0	–	4.0	–	0.3
Japan	–	8.6	8.3	4.9	–	13.0	0.6	0.3
Jersey	–	–	–	–	–	–	–	0.2
Luxembourg	–	0.5	–	–	0.2	–	–	0.4
Malaysia	–	1.1	0.3	–	–	–	–	–
Mexico	–	2.0	0.3	–	0.5	–	–	1.1
Netherlands	–	1.9	3.4	5.6	0.1	5.8	2.4	1.7
New Zealand	–	–	–	–	–	–	–	0.1
Norway	–	0.1	0.4	0.8	–	–	0.5	3.7
Panama	–	0.1	–	–	–	–	–	–
Philippines	–	0.1	–	–	–	–	–	–
Poland	–	1.4	–	–	–	–	–	–
Portugal	–	0.1	0.5	–	–	–	–	–
Qatar	–	–	–	–	–	–	–	0.5
Russian Federation	–	1.3	0.9	0.7	–	–	–	0.2
Singapore	–	0.9	0.9	2.1	–	3.0	–	–
South Africa	–	0.9	0.5	–	0.4	–	–	1.2
South Korea	–	2.3	2.4	2.5	–	2.8	–	–
Spain	–	0.7	–	1.3	0.5	–	1.1	–
Sweden	–	1.6	0.8	0.6	–	–	–	0.6
Switzerland	0.8	2.8	4.3	8.9	2.5	–	6.1	0.2
Taiwan	–	0.5	0.7	1.0	–	–	–	–
Thailand	–	0.2	0.4	–	–	–	–	–
Turkey	–	0.2	–	0.8	–	–	–	–
United Arab Emirates	–	0.1	–	–	–	–	–	0.1
United Kingdom	0.8	7.3	12.5	12.1	5.0	36.1	9.7	4.4
United States	71.2	38.3	37.8	34.9	84.8	–	68.4	78.3
Uruguay	–	–	–	–	–	–	–	–
Venezuela	–	0.1	–	–	–	–	–	–
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S securities at June 30, 2011.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments

June 30, 2011

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/ Invesco Large Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/ Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund
Argentina	1.4%	– %	– %	– %	– %	– %	1.6%	– %	– %
Australia	–	9.0	7.1	–	–	0.9	–	22.1	3.4
Austria	–	0.5	–	–	–	0.9	–	2.0	–
Bahamas	0.5	–	–	–	–	–	–	–	–
Belgium	–	–	1.7	–	0.2	2.4	–	0.1	–
Bermuda	0.3	1.8	–	1.6	–	–	–	–	0.4
Brazil	12.3	–	2.5	–	0.7	–	23.9	1.0	1.5
Canada	–	4.8	6.5	2.1	–	1.0	2.0	4.1	1.9
Cayman Islands	0.5	0.5	–	3.2	3.9	–	–	–	–
Chile	0.2	–	–	–	–	–	–	–	–
China	–	0.1	1.6	–	4.0	–	1.6	–	0.8
Colombia	4.2	–	–	–	–	–	–	–	–
Denmark	–	–	1.8	–	–	–	–	–	–
Egypt	–	–	–	–	–	–	3.0	–	–
Finland	–	0.7	–	–	–	1.6	–	–	1.1
France	–	4.7	7.8	–	2.2	11.7	–	7.0	3.4
Germany	0.4	0.6	6.0	–	7.7	14.9	–	7.4	7.8
Hong Kong	3.2	11.5	1.6	–	4.9	0.7	1.6	2.2	2.1
Hungary	6.7	–	–	–	–	–	1.1	–	–
India	–	–	1.3	–	–	–	6.9	0.6	0.4
Indonesia	6.7	–	–	–	–	–	6.7	–	–
Ireland	0.1	–	–	1.3	–	–	–	2.7	2.1
Israel	–	–	1.8	–	–	–	–	–	–
Italy	–	0.4	–	0.8	0.8	3.7	–	–	0.4
Japan	–	9.1	10.6	–	–	19.7	–	2.8	15.4
Luxembourg	1.5	–	–	–	–	–	0.8	–	–
Macau	–	–	–	–	4.9	–	–	–	–
Malaysia	11.0	–	–	–	–	–	0.6	2.9	–
Malta	–	–	–	–	–	–	–	–	–
Mexico	7.3	–	3.3	0.7	–	–	5.5	–	–
Netherlands	0.4	1.0	3.7	–	1.0	8.4	–	–	1.3
Norway	–	–	–	–	1.2	1.0	–	–	–
Pakistan	–	–	–	–	–	–	1.3	–	–
Peru	0.7	–	–	–	–	–	–	–	–
Philippines	–	–	–	–	–	–	2.0	–	–
Poland	6.6	–	–	–	–	–	–	–	–
Russian Federation	2.5	–	1.2	–	–	–	3.8	0.3	0.9
Singapore	–	4.2	2.9	–	–	1.0	–	7.1	–
South Africa	16.5	–	–	–	–	0.7	11.0	–	–
South Korea	–	–	3.2	–	2.1	1.2	12.7	–	3.1
Spain	–	–	–	–	–	2.6	–	0.6	1.2
Sweden	–	0.7	3.9	–	1.2	2.1	–	–	–
Switzerland	–	1.2	8.6	1.6	3.2	4.3	–	–	3.8
Taiwan	–	–	2.2	–	–	0.8	5.5	–	–
Thailand	8.8	–	–	–	0.4	–	2.8	–	1.1
Turkey	6.3	–	0.7	–	–	–	5.6	–	–
United Arab Emirates	–	–	–	–	–	–	–	1.1	–
United Kingdom	–	6.1	19.6	–	1.9	20.4	–	15.8	1.2
United States	1.9	43.1	0.4	88.7	59.7	–	–	20.2	46.7
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S securities at June 30, 2011.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to the Schedules of Investments

June 30, 2011

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management International Index Fund	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China- India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund
Argentina	– %	– %	– %	0.3%	– %	– %	– %	– %
Australia	–	34.8	8.6	–	–	–	4.1	2.2
Austria	–	–	0.3	–	–	–	–	–
Belgium	3.7	–	1.0	–	–	–	–	–
Bermuda	–	–	–	0.9	–	–	–	0.1
Brazil	–	–	–	3.4	–	–	0.2	1.8
Canada	–	–	–	–	–	–	0.5	3.0
Cayman Islands	–	–	–	–	–	–	1.0	1.2
Chile	–	–	–	–	–	–	–	0.7
China	–	–	–	–	11.2	31.6	–	–
Cyprus	–	–	–	–	–	–	–	–
Denmark	5.2	–	1.1	–	–	–	0.4	1.2
European Union	–	–	–	–	–	–	0.1	–
Finland	–	–	1.0	0.8	–	–	–	–
France	17.4	–	9.9	5.9	–	–	1.3	1.8
Germany	6.9	–	9.0	10.2	–	–	–	0.4
Greece	–	–	0.2	–	–	–	–	–
Guernsey	–	–	0.1	–	–	–	–	–
Hong Kong	–	6.7	2.6	–	23.6	23.6	–	0.1
India	–	–	–	1.9	11.1	44.8	–	0.2
Indonesia	–	–	–	–	5.8	–	–	–
Ireland	–	–	0.2	–	–	–	0.1	1.0
Israel	–	–	0.7	0.4	–	–	–	–
Italy	11.3	–	2.6	1.9	–	–	2.2	1.0
Japan	–	44.5	20.1	10.5	–	–	–	0.3
Jersey	–	–	0.1	–	–	–	–	0.3
Luxembourg	–	–	0.5	–	–	–	0.2	0.3
Macau	–	–	0.1	–	–	–	–	–
Malaysia	–	–	–	–	2.9	–	–	–
Malta	–	–	–	–	–	–	–	–
Mauritius	–	–	–	–	–	–	–	–
Mexico	–	–	–	3.3	–	–	0.5	1.4
Netherlands	10.2	–	4.6	3.2	–	–	2.8	1.4
New Zealand	–	3.9	0.1	–	–	–	0.2	0.2
Norway	–	–	0.8	–	–	–	–	–
Panama	–	–	–	–	–	–	–	–
Philippines	–	–	–	–	0.8	–	–	–
Portugal	–	–	0.3	–	–	–	–	–
Qatar	–	–	–	–	–	–	–	–
Russian Federation	–	–	–	–	–	–	0.1	0.5
Singapore	–	7.0	1.7	–	6.6	–	–	0.1
South Africa	–	–	–	–	–	–	–	–
South Korea	–	–	–	0.6	21.2	–	–	1.2
Spain	–	–	3.6	2.8	–	–	1.2	3.6
Sweden	2.8	–	3.1	7.2	–	–	0.7	0.7
Switzerland	16.0	–	8.5	5.2	–	–	1.6	0.6
Taiwan	–	–	–	1.6	14.0	–	–	–
Thailand	–	–	–	–	2.8	–	–	–
Turkey	–	–	–	–	–	–	–	–
United Arab Emirates	–	–	–	–	–	–	–	0.5
United Kingdom	26.5	–	19.2	2.8	–	–	4.5	6.6
United States	–	3.1	–	37.1	–	–	78.3	67.6
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

*	The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S securities at June 30, 2011.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to the Schedules of Investments

June 30, 2011

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/PPM America High Yield Bond Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/T.Rowe Price Short- Term Bond Fund
Australia	1.1%	– %	2.0%
Belgium	–	5.4	–
Bermuda	1.3	–	0.3
Brazil	0.2	2.2	–
Canada	2.1	8.6	1.8
Cayman Islands	1.3	1.0	–
Denmark	–	1.3	–
France	0.5	9.4	1.6
Germany	0.2	1.1	0.7
Greece	–	0.8	–
Guernsey	–	9.2	–
Hong Kong	–	0.3	–
Ireland	0.6	–	–
Israel	–	–	0.2
Italy	0.1	–	0.9
Japan	–	1.1	–
Luxembourg	0.3	–	0.2
Mexico	0.7	–	0.6
Netherlands	0.5	2.0	0.6
Netherlands Antilles	–	–	0.3
New Zealand	0.5	–	0.3
Norway	–	4.2	0.7
Panama	0.3	–	–
South Africa	–	1.3	–
South Korea	–	–	0.5
Spain	0.6	–	0.5
Sweden	–	6.6	0.5
Switzerland	0.1	4.3	1.0
United Arab Emirates	–	–	0.3
United Kingdom	1.0	20.5	4.1
United States	88.6	20.7	82.9
Total Long-Term Investments	100.0%	100.0%	100.0%

*	The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S securities at June 30, 2011.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$–	$–	$127,365	$352,141	$195,396	$–	$–
Investments - affiliated, at value (b)	302,446	235,126	–	–	–	224,030	823,876

Total investments, at value (c)	302,446	235,126	127,365	352,141	195,396	224,030	823,876
Cash	–	–	–	–	–	–	–
Foreign currency (e)	–	–	–	–	–	–	–
Receivable for investments sold	–	130	–	–	–	–	–
Receivable for fund shares sold	1,466	659	1,162	1,299	892	899	1,956
Receivable from adviser	105	97	60	107	83	140	–
Receivable for dividends and interest	–	–	–	–	–	–	–
Receivable for variation margin	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	1	–	1	–	2

Total assets	304,017	236,012	128,588	353,547	196,372	225,069	825,834

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	163	123	75	187	128	184	86
Payable for administrative fees	35	26	15	40	23	26	33
Payable for 12b-1 fee (Class A)	58	44	25	67	38	44	–
Payable for investment securities purchased	980	–	1,074	1,047	543	739	1,133
Payable for fund shares redeemed	486	789	89	252	349	160	823
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	1	1	–	1	–	1	6
Payable for other expenses	–	–	–	–	–	–	1
Payable for variation margin	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	–	–	–	–	–	–

Total liabilities	1,723	983	1,278	1,594	1,081	1,154	2,082

Net assets	$302,294	$235,029	$127,310	$351,953	$195,291	$223,915	$823,752

Net assets consist of:
Paid-in capital	$284,389	$227,207	$118,808	$328,374	$181,160	$212,377	$721,127
Undistributed net investment income (loss)	2,091	3,076	1,684	1,896	1,303	1,900	7,149
Accumulated net realized gain (loss)	(25)	1,421	1,454	301	364	1,117	14,026
Net unrealized appreciation (depreciation) on investments and foreign currency	15,839	3,325	5,364	21,382	12,464	8,521	81,450

	$302,294	$235,029	$127,310	$351,953	$195,291	$223,915	$823,752

Class A
Net assets	$302,262	$234,935	$127,275	$351,886	$195,248	$223,890	$823,752
Shares outstanding (no par value), unlimited shares authorized	28,118	21,582	11,374	32,310	17,271	19,546	54,845
Net asset value per share	$10.75	$10.89	$11.19	$10.89	$11.31	$11.45	$15.02

Class B
Net assets	$32	$94	$35	$67	$43	$25	n/a
Shares outstanding (no par value), unlimited shares authorized	3	9	3	6	4	2	n/a
Net asset value per share	$10.78	$10.92	$11.22	$10.92	$11.34	$11.49	n/a

(a) Investments - unaffiliated, at cost	$–	$–	$122,001	$330,759	$182,932	$–	$–
(b) Investments - affiliated, at cost	286,608	231,801	–	–	–	215,509	742,426

(c) Total investments, at cost	$286,608	$231,801	$122,001	$330,759	$182,932	$215,509	$742,426

(d) Including value of securities on loan	$–	$–	$–	$–	$–	$–	$–
(e) Foreign currency, at cost	–	–	–	–	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Assets
Investments - unaffiliated, at value (a)(d)	$–	$–	$–	$1,067,851	$–	$383,383	$327,061
Investments - affiliated, at value (b)	1,265,537	1,543,359	1,094,712	343,187	281,111	39,878	22,569

Total investments, at value (c)	1,265,537	1,543,359	1,094,712	1,411,038	281,111	423,261	349,630
Cash	–	–	–	45	–	78	313
Foreign currency (e)	–	–	–	119	–	189	265
Receivable for investments sold	–	–	–	–	84	1,529	145
Receivable for fund shares sold	1,806	3,050	1,615	2,550	–	218	78
Receivable from adviser	–	–	–	–	153	–	–
Receivable for dividends and interest	–	–	–	424	–	2,404	542
Receivable for variation margin	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	82	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	2	4	1	2	–	2	1

Total assets	1,267,345	1,546,413	1,096,328	1,414,178	281,348	427,763	350,974

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	120	142	107	599	208	206	194
Payable for administrative fees	50	61	43	144	35	48	40
Payable for 12b-1 fee (Class A)	–	–	–	191	46	63	54
Payable for investment securities purchased	1,313	1,475	853	–	–	6,870	36
Payable for fund shares redeemed	493	1,575	762	1,842	84	279	333
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	9	10	7	18	1	10	11
Payable for other expenses	1	3	1	2	–	13	13
Payable for variation margin	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	77	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	–	–	236,804	–	26,860	16,030

Total liabilities	1,986	3,266	1,773	239,600	374	34,426	16,711

Net assets	$1,265,359	$1,543,147	$1,094,555	$1,174,578	$280,974	$393,337	$334,263

Net assets consist of:
Paid-in capital	$1,099,561	$1,346,595	$962,419	$1,095,054	$269,295	$389,535	$340,624
Undistributed net investment income (loss)	9,557	11,675	6,224	4,165	1,256	7,459	5,570
Accumulated net realized gain (loss)	29,614	34,817	25,786	(34,394)	1,622	(47,597)	(66,739)
Net unrealized appreciation (depreciation) on investments and foreign currency	126,627	150,060	100,126	109,753	8,801	43,940	54,808

	$1,265,359	$1,543,147	$1,094,555	$1,174,578	$280,974	$393,337	$334,263

Class A
Net assets	$1,265,359	$1,543,147	$1,094,555	$1,173,683	$280,973	$392,913	$333,926
Shares outstanding (no par value), unlimited shares authorized	79,936	94,858	64,763	105,586	26,270	39,948	13,649
Net asset value per share	$15.83	$16.27	$16.90	$11.12	$10.70	$9.84	$24.47

Class B
Net assets	n/a	n/a	n/a	$895	$1	$424	$337
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	n/a	80	–	42	14
Net asset value per share	n/a	n/a	n/a	$11.17	$10.73	$10.08	$24.66

(a) Investments - unaffiliated, at cost	$–	$–	$–	$958,094	$–	$339,508	$272,256
(b) Investments - affiliated, at cost	1,138,910	1,393,300	994,586	343,195	272,310	39,892	22,580

(c) Total investments, at cost	$1,138,910	$1,393,300	$994,586	$1,301,289	$272,310	$379,400	$294,836

(d) Including value of securities on loan	$–	$–	$–	$236,347	$–	$26,269	$15,383
(e) Foreign currency, at cost	–	–	–	119	–	189	265
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund
Assets
Investments - unaffiliated, at value (a)(d)	$442,142	$208,217	$819,290	$–	$539,025	$1,220,466	$220,950
Investments - affiliated, at value (b)	34,597	30,309	62,705	1,151,898	45,339	224,052	38,493

Total investments, at value (c)	476,739	238,526	881,995	1,151,898	584,364	1,444,518	259,443
Cash	–	–	–	–	–	119	–
Foreign currency (e)	–	–	–	–	1,322	47	201
Receivable for investments sold	74,073	9,174	4,702	1,316	8,007	2,485	1,389
Receivable for fund shares sold	280	317	3,620	609	605	1,737	1,365
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	355	129	192	–	1,507	13,943	798
Receivable for variation margin	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	3	1	2	3	1	3	1

Total assets	551,450	248,147	890,511	1,153,826	595,806	1,462,852	263,197

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	282	119	445	–	314	648	183
Payable for administrative fees	43	19	65	46	67	101	29
Payable for 12b-1 fee (Class A)	85	38	129	–	89	202	39
Payable for investment securities purchased	–	6,533	7,990	–	19,616	5,463	695
Payable for fund shares redeemed	604	222	944	1,925	988	2,160	92
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	17	5	11	27	11	23	4
Payable for other expenses	1	2	1	2	13	3	–
Payable for variation margin	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	18,386	1,821	47,290	–	11,966	207,417	28,315

Total liabilities	19,418	8,759	56,875	2,000	33,064	216,017	29,357

Net assets	$532,032	$239,388	$833,636	$1,151,826	$562,742	$1,246,835	$233,840

Net assets consist of:
Paid-in capital	$429,856	$222,395	$633,403	$1,189,620	$576,993	$1,213,940	$219,407
Undistributed net investment income (loss)	1,776	1,942	(2,285)	15,448	10,880	83,113	4,376
Accumulated net realized gain (loss)	29,324	(8,252)	15,505	(65,299)	(34,726)	(85,616)	(4,509)
Net unrealized appreciation (depreciation) on investments and foreign currency	71,076	23,303	187,013	12,057	9,595	35,398	14,566

	$532,032	$239,388	$833,636	$1,151,826	$562,742	$1,246,835	$233,840

Class A
Net assets	$531,786	$239,254	$832,933	$1,151,826	$562,397	$1,246,400	$233,656
Shares outstanding (no par value), unlimited shares authorized	23,817	31,021	33,659	122,344	64,039	117,028	28,432
Net asset value per share	$22.33	$7.71	$24.75	$9.41	$8.78	$10.65	$8.22

Class B
Net assets	$246	$134	$703	n/a	$345	$435	$184
Shares outstanding (no par value), unlimited shares authorized	11	17	28	n/a	39	42	22
Net asset value per share	$22.60	$8.06	$25.20	n/a	$8.81	$10.30	$8.27

(a) Investments - unaffiliated, at cost	$371,047	$184,915	$632,257	$–	$529,415	$1,185,055	$206,391
(b) Investments - affiliated, at cost	34,617	30,309	62,725	1,139,841	45,343	224,081	38,496

(c) Total investments, at cost	$405,664	$215,224	$694,982	$1,139,841	$574,758	$1,409,136	$244,887

(d) Including value of securities on loan	$17,752	$1,803	$46,801	$–	$11,744	$204,900	$26,937
(e) Foreign currency, at cost	–	–	–	–	1,314	47	200
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund
Assets
Investments - unaffiliated, at value (a)(d)	$642,248	$388,866	$972,946	$689,806	$748,110	$150,454	$761,955
Investments - affiliated, at value (b)	66,824	39,652	265,649	188,900	32,412	2,580	38,809

Total investments, at value (c)	709,072	428,518	1,238,595	878,706	780,522	153,034	800,764
Cash	–	–	228	2,599	–	3	83
Foreign currency (e)	7,684	–	233	4,373	–	–	248
Receivable for investments sold	3,416	213	249,228	102,860	1,220	142	3,722
Receivable for fund shares sold	1,201	1,316	3,879	3,308	1,280	76	1,172
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	1,600	204	6,446	9,973	990	180	2,400
Receivable for variation margin	–	–	102	–	–	–	–
Receivable for deposits with brokers	–	–	1,355	–	–	–	–
Receivable for deposits with counterparties	–	–	1,755	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	1,010	–	459	12,610	–	–	–
Unrealized appreciation on swap agreements	–	–	4,405	625	–	–	–
Swap premiums paid	–	–	3,664	–	–	–	–
Other assets	2	1	3	2	1	–	2

Total assets	723,985	430,252	1,510,352	1,015,056	784,013	153,435	808,391

Liabilities
Cash overdraft	17	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	412	266	461	532	430	72	437
Payable for administrative fees	56	33	80	112	61	14	93
Payable for 12b-1 fee (Class A)	112	65	160	150	120	18	124
Payable for investment securities purchased	5,789	47	393,115	70,770	3,500	–	5,979
Payable for fund shares redeemed	831	397	2,086	665	764	120	815
Payable for dividends on securities sold short	–	–	–	–	–	66	–
Payable for interest expense and brokerage charges	–	–	–	–	–	21	–
Payable for trustee fees	13	6	28	8	9	3	12
Payable for other expenses	14	1	1	25	1	–	12
Payable for variation margin	–	–	396	–	–	–	–
Payable for deposits from counterparties	–	–	1,755	–	–	–	–
Investment in forward sales commitments/securities sold short, at value (f)	–	–	61,069	–	–	40,822	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	1,205	–	1,573	9,009	–	–	–
Unrealized depreciation on swap agreements	–	–	3,736	2,277	–	–	–
Swap premiums received	–	–	2,123	–	–	–	–
Payable upon return of securities loaned	16,158	13,336	57,007	3,709	9,728	–	23,840

Total liabilities	24,607	14,151	523,590	87,257	14,613	41,136	31,312

Net assets	$699,378	$416,101	$986,762	$927,799	$769,400	$112,299	$777,079

Net assets consist of:
Paid-in capital	$699,373	$367,869	$922,992	$800,059	$684,469	$104,046	$746,108
Undistributed net investment income (loss)	24,936	1,713	31,214	48,933	2,982	121	16,255
Accumulated net realized gain (loss)	(78,013)	(3,017)	36,841	41,220	21,780	(137)	(50,568)
Net unrealized appreciation (depreciation) on investments and foreign currency	53,082	49,536	(4,285)	37,587	60,169	8,269	65,284

	$699,378	$416,101	$986,762	$927,799	$769,400	$112,299	$777,079

Class A
Net assets	$698,955	$415,688	$986,527	$927,453	$758,914	$112,112	$776,336
Shares outstanding (no par value), unlimited shares authorized	77,720	36,767	79,446	64,176	67,686	13,502	86,447
Net asset value per share	$8.99	$11.31	$12.42	$14.45	$11.21	$8.30	$8.98

Class B
Net assets	$423	$413	$235	$346	$10,486	$187	$743
Shares outstanding (no par value), unlimited shares authorized	47	37	19	24	933	22	82
Net asset value per share	$9.05	$11.28	$12.60	$14.52	$11.24	$8.37	$9.06

(a) Investments - unaffiliated, at cost	$589,093	$339,318	$976,184	$654,733	$688,078	$139,853	$698,089
(b) Investments - affiliated, at cost	66,824	39,664	265,656	188,900	32,420	2,580	38,827

(c) Total investments, at cost	$655,917	$378,982	$1,241,840	$843,633	$720,498	$142,433	$736,916

(d) Including value of securities on loan	$15,436	$13,053	$55,846	$3,653	$9,377	$–	$22,735
(e) Foreign currency, at cost	7,562	–	234	4,419	–	–	248
(f) Proceeds from forward sales commitments/securities sold short	–	–	61,662	–	–	38,490	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets
Investments - unaffiliated, at value (a)(d)	$636,657	$1,047,815	$224,752	$1,475,354	$684,713	$366,426	$972,082
Investments - affiliated, at value (b)	90,288	63,481	15,630	110,827	23,297	30,017	97,786

Total investments, at value (c)	726,945	1,111,296	240,382	1,586,181	708,010	396,443	1,069,868
Cash	7	–	–	4,805	–	–	–
Foreign currency (e)	743	44	–	1,092	1,401	–	–
Receivable for investments sold	2,195	16,613	2,717	7,665	53	1,005	–
Receivable for fund shares sold	789	2,536	2,587	3,836	1,232	1,225	1,842
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	2,302	586	62	981	1,547	168	4,908
Receivable for variation margin	–	–	–	–	30	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	1,503	2,807	–	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	1	3	1	3	1	1	3

Total assets	732,982	1,131,078	245,749	1,606,066	715,081	398,842	1,076,621

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	360	568	159	1,043	363	193	326
Payable for administrative fees	83	86	19	180	84	28	82
Payable for 12b-1 fee (Class A)	111	173	37	241	112	56	164
Payable for investment securities purchased	1,097	22,752	654	46,599	–	421	43,010
Payable for fund shares redeemed	1,004	1,277	297	972	950	438	1,106
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	17	22	3	8	20	7	23
Payable for other expenses	25	2	–	33	34	13	3
Payable for variation margin	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	3,890	1,186	–	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	38,130	7,119	8,594	–	10,432	21,100	16,818

Total liabilities	40,827	31,999	9,763	52,966	13,181	22,256	61,532

Net assets	$692,155	$1,099,079	$235,986	$1,553,100	$701,900	$376,586	$1,015,089

Net assets consist of:
Paid-in capital	$686,182	$925,798	$187,391	$1,388,336	$802,130	$356,632	$920,517
Undistributed net investment income (loss)	14,361	(100)	(615)	4,993	27,426	(404)	46,589
Accumulated net realized gain (loss)	(108,654)	39,391	10,655	(57,890)	(179,133)	(27,894)	(606)
Net unrealized appreciation (depreciation) on investments and foreign currency	100,266	133,990	38,555	217,661	51,477	48,252	48,589

	$692,155	$1,099,079	$235,986	$1,553,100	$701,900	$376,586	$1,015,089

Class A
Net assets	$691,660	$1,098,245	$235,518	$1,552,763	$701,290	$376,382	$1,013,795
Shares outstanding (no par value), unlimited shares authorized	62,946	82,613	16,473	127,189	87,482	17,292	75,966
Net asset value per share	$10.99	$13.29	$14.30	$12.21	$8.02	$21.77	$13.35

Class B
Net assets	$495	$834	$468	$337	$610	$204	$1,294
Shares outstanding (no par value), unlimited shares authorized	43	62	32	28	75	9	93
Net asset value per share	$11.50	$13.41	$14.56	$12.24	$8.19	$22.09	$13.91

(a) Investments - unaffiliated, at cost	$536,492	$913,840	$186,193	$1,255,318	$634,879	$318,166	$923,436
(b) Investments - affiliated, at cost	90,305	63,487	15,635	110,827	23,312	30,025	97,844

(c) Total investments, at cost	$626,797	$977,327	$201,828	$1,366,145	$658,191	$348,191	$1,021,280

(d) Including value of securities on loan	$36,730	$6,921	$8,478	$–	$10,264	$20,791	$16,298
(e) Foreign currency, at cost	693	39	–	1,092	1,404	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$1,399,041	$222,676	$280,449	$38,943	$–	$–	$30,431
Investments - affiliated, at value (b)	139,349	16,010	32,907	2,769	291,643	424,231	577

Total investments, at value (c)	1,538,390	238,686	313,356	41,712	291,643	424,231	31,008
Cash	–	–	–	–	–	–	–
Foreign currency (e)	7,954	–	1,032	832	–	–	41
Receivable for investments sold	2,953	1,147	3,787	1,639	76	–	392
Receivable for fund shares sold	2,859	1,265	768	117	122	1,015	343
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	6,223	68	236	36	–	–	120
Receivable for variation margin	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	4	1	1	–	1	–	–

Total assets	1,558,383	241,167	319,180	44,336	291,842	425,246	31,904

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	1,020	133	205	27	–	–	8
Payable for administrative fees	177	19	36	5	12	17	5
Payable for 12b-1 fee (Class A)	236	37	48	6	–	–	5
Payable for investment securities purchased	5,422	947	4,542	1,737	–	466	822
Payable for fund shares redeemed	2,919	167	266	26	198	548	17
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	21	8	2	–	5	5	–
Payable for other expenses	26	–	31	13	–	1	–
Payable for variation margin	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	77,311	4,555	13,257	1,990	–	–	127

Total liabilities	87,132	5,866	18,387	3,804	215	1,037	984

Net assets	$1,471,251	$235,301	$300,793	$40,532	$291,627	$424,209	$30,920

Net assets consist of:
Paid-in capital	$1,266,194	$259,824	$256,058	$35,046	$271,484	$356,610	$28,443
Undistributed net investment income (loss)	33,138	1,702	1,226	199	4,003	4,017	1,239
Accumulated net realized gain (loss)	21,730	(49,779)	9,346	2,769	(29,438)	(8,676)	772
Net unrealized appreciation (depreciation) on investments and foreign currency	150,189	23,554	34,163	2,518	45,578	72,258	466

	$1,471,251	$235,301	$300,793	$40,532	$291,627	$424,209	$30,920

Class A
Net assets	$1,470,262	$235,129	$300,674	$40,379	$291,627	$424,209	$30,754
Shares outstanding (no par value), unlimited shares authorized	122,371	19,414	19,564	3,129	33,807	41,799	2,457
Net asset value per share	$12.01	$12.11	$15.37	$12.90	$8.63	$10.15	$12.52

Class B
Net assets	$989	$172	$119	$153	n/a	n/a	$166
Shares outstanding (no par value), unlimited shares authorized	82	14	8	12	n/a	n/a	13
Net asset value per share	$12.07	$12.22	$15.43	$12.94	n/a	n/a	$12.57

(a) Investments - unaffiliated, at cost	$1,248,881	$199,114	$246,306	$36,433	$–	$–	$29,969
(b) Investments - affiliated, at cost	139,364	16,018	32,907	2,769	246,065	351,972	577

(c) Total investments, at cost	$1,388,245	$215,132	$279,213	$39,202	$246,065	$351,972	$30,546

(d) Including value of securities on loan	$75,980	$4,409	$12,705	$1,978	$–	$–	$123
(e) Foreign currency, at cost	7,919	–	1,026	826	–	–	41
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund
Assets
Investments - unaffiliated, at value (a)(d)	$42,998	$1,512,788	$799,904	$785,289	$1,302,892	$1,578,613	$505,269
Investments - affiliated, at value (b)	2,529	71,212	26,037	96,983	81,830	134,655	12,871

Total investments, at value (c)	45,527	1,584,000	825,941	882,272	1,384,722	1,713,268	518,140
Cash	–	–	–	–	–	–	–
Foreign currency (e)	2	–	–	–	4,856	–	–
Receivable for investments sold	38	208	501	–	–	47,570	–
Receivable for fund shares sold	10	2,520	2,719	963	1,920	2,212	1,015
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	249	1,924	604	947	3,260	11,606	1
Receivable for variation margin	–	559	41	86	323	–	2,353
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	318	–	6,798
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	–	56	30	2	3	4	–

Total assets	45,826	1,589,267	829,836	884,270	1,395,402	1,774,660	528,307

Liabilities
Cash overdraft	–	–	–	–	–	2,661	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	12	314	175	172	281	337	415
Payable for administrative fees	7	125	64	63	159	129	62
Payable for 12b-1 fee (Class A)	7	248	128	126	208	258	83
Payable for investment securities purchased	246	–	5,241	130	–	82,474	–
Payable for fund shares redeemed	266	2,496	901	1,955	1,454	1,917	1,187
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	–	36	18	20	26	25	2
Payable for other expenses	2	3	2	17	273	4	1
Payable for variation margin	–	–	–	–	–	–	2,472
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	366	–	6,074
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	2,357	7,919	19,031	83,665	61,307	94,993	–

Total liabilities	2,897	11,141	25,560	86,148	64,074	182,798	10,296

Net assets	$42,929	$1,578,126	$804,276	$798,122	$1,331,328	$1,591,862	$518,011

Net assets consist of:
Paid-in capital	$37,549	$1,360,660	$657,578	$642,785	$1,235,974	$1,521,532	$507,637
Undistributed net investment income (loss)	1,597	11,187	6,294	7,677	26,156	29,139	(1,378)
Accumulated net realized gain (loss)	3,444	(18,379)	20,513	21,112	(11,898)	(208)	10,775
Net unrealized appreciation (depreciation) on investments and foreign currency	339	224,658	119,891	126,548	81,096	41,399	977

	$42,929	$1,578,126	$804,276	$798,122	$1,331,328	$1,591,862	$518,011

Class A
Net assets	$42,728	$1,563,182	$796,984	$791,529	$1,307,155	$1,588,513	$517,771
Shares outstanding (no par value), unlimited shares authorized	3,336	139,640	53,084	59,195	99,499	132,240	49,012
Net asset value per share	$12.81	$11.19	$15.01	$13.37	$13.14	$12.01	$10.56

Class B
Net assets	$201	$14,944	$7,292	$6,593	$24,173	$3,349	$240
Shares outstanding (no par value), unlimited shares authorized	16	1,310	479	487	1,782	271	23
Net asset value per share	$12.86	$11.41	$15.23	$13.53	$13.56	$12.37	$10.60

(a) Investments - unaffiliated, at cost	$42,661	$1,289,198	$680,881	$660,702	$1,223,116	$1,537,167	$505,269
(b) Investments - affiliated, at cost	2,529	72,064	26,069	97,027	81,312	134,702	12,871

(c) Total investments, at cost	$45,190	$1,361,262	$706,950	$757,729	$1,304,428	$1,671,869	$518,140

(d) Including value of securities on loan	$2,249	$7,805	$18,639	$81,651	$58,558	$92,965	$–
(e) Foreign currency, at cost	2	–	–	–	4,829	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Assets
Investments - unaffiliated, at value (a)(d)	$594,455	$137,234	$354,033	$3,039,943	$3,904,371	$448,482	$1,117,499
Investments - affiliated, at value (b)	14,551	3,908	34,586	46,247	148,815	–	344,451

Total investments, at value (c)	609,006	141,142	388,619	3,086,190	4,053,186	448,482	1,461,950
Cash	–	207	17	–	–	1,370	24
Foreign currency (e)	–	616	5,049	7,894	1,184	–	–
Receivable for investments sold	12,560	346	1,424	87,032	206,551	503,420	9,559
Receivable for fund shares sold	839	496	541	3,480	4,915	439	14,217
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	961	343	1,504	3,847	24,398	1,621	21,043
Receivable for variation margin	–	–	–	169	1,506	–	–
Receivable for deposits with brokers	–	–	–	1	–	–	–
Receivable for deposits with counterparties	–	–	–	12,549	13,800	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	2,841	13,444	–	–
Unrealized appreciation on swap agreements	–	–	–	3,755	5,644	–	–
Swap premiums paid	–	–	–	5,229	16,170	–	–
Other assets	1	1	1	5	7	–	3

Total assets	623,367	143,151	397,155	3,212,992	4,340,805	955,332	1,506,796

Liabilities
Cash overdraft	–	–	–	9,273	7,788	–	–
Payable for reverse repurchase agreements	–	–	–	11,734	–	–	–
Payable for advisory fees	313	103	266	821	1,374	223	435
Payable for administrative fees	72	17	59	169	275	51	98
Payable for 12b-1 fee (Class A)	96	23	59	337	547	69	196
Payable for investment securities purchased	9,594	1,314	2,719	1,026,751	570,456	524,645	5,867
Payable for fund shares redeemed	551	113	289	8,562	5,356	180	4,672
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	1	–	–	–
Payable for trustee fees	12	2	5	35	73	–	19
Payable for other expenses	11	39	42	3	78	1	1
Payable for variation margin	–	–	–	75	1,281	–	–
Payable for deposits from counterparties	–	–	–	12,549	13,800	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	145,748	–	–
Options written, at value (g)	–	–	–	2,171	5,592	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	3,430	14,349	–	–
Unrealized depreciation on swap agreements	–	–	–	1,930	15,070	–	–
Swap premiums received	–	–	–	605	3,931	–	–
Payable upon return of securities loaned	6,473	716	24,188	46,247	148,815	–	304,508

Total liabilities	17,122	2,327	27,627	1,124,693	934,533	525,169	315,796

Net assets	$606,245	$140,824	$369,528	$2,088,299	$3,406,272	$430,163	$1,191,000

Net assets consist of:
Paid-in capital	$535,548	$115,734	$319,700	$1,916,656	$3,267,476	$426,942	$1,125,379
Undistributed net investment income (loss)	8,242	1,240	3,858	45,737	50,445	5,950	42,942
Accumulated net realized gain (loss)	(3,526)	15,154	16,237	87,713	(4,567)	(182)	(30,716)
Net unrealized appreciation (depreciation) on investments and foreign currency	65,981	8,696	29,733	38,193	92,918	(2,547)	53,395

	$606,245	$140,824	$369,528	$2,088,299	$3,406,272	$430,163	$1,191,000

Class A
Net assets	$605,565	$140,598	$369,200	$2,087,956	$3,389,025	$430,163	$1,182,298
Shares outstanding (no par value), unlimited shares authorized	53,834	14,752	43,190	164,320	266,187	42,588	168,193
Net asset value per share	$11.25	$9.53	$8.55	$12.71	$12.73	$10.10	$7.03

Class B
Net assets	$680	$226	$328	$343	$17,247	n/a	$8,702
Shares outstanding (no par value), unlimited shares authorized	60	24	38	27	1,275	n/a	1,121
Net asset value per share	$11.38	$9.56	$8.61	$12.81	$13.53	n/a	$7.76

(a) Investments - unaffiliated, at cost	$528,499	$128,544	$324,294	$3,004,909	$3,811,461	$451,018	$1,064,016
(b) Investments - affiliated, at cost	14,563	3,908	34,587	46,247	148,815	–	344,467

(c) Total investments, at cost	$543,062	$132,452	$358,881	$3,051,156	$3,960,276	$451,018	$1,408,483

(d) Including value of securities on loan	$6,271	$680	$22,687	$45,308	$145,758	$–	$299,350
(e) Foreign currency, at cost	–	613	5,050	7,882	1,178	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	146,518	–	–
(g) Premiums from options written	–	–	–	3,110	8,447	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a)(d)	$158,189	$89,296	$127,784	$833,798	$–	$–	$–
Investments - affiliated, at value (b)	9,612	5,979	2,668	40,509	1,112,227	2,007,534	3,467,659

Total investments, at value (c)	167,801	95,275	130,452	874,307	1,112,227	2,007,534	3,467,659
Cash	–	–	–	–	–	–	–
Foreign currency (e)	–	–	–	3,232	–	–	–
Receivable for investments sold	–	–	–	6,919	–	–	–
Receivable for fund shares sold	507	88	49	2,290	2,139	3,139	3,989
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	257	97	223	1,392	–	–	–
Receivable for variation margin	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	2	3	5	7

Total assets	168,565	95,460	130,724	888,142	1,114,369	2,010,678	3,471,655

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	96	55	57	544	92	150	242
Payable for administrative fees	13	7	10	100	45	81	139
Payable for 12b-1 fee (Class A)	26	13	21	134	–	–	–
Payable for investment securities purchased	636	640	316	12,382	1,313	749	1,094
Payable for fund shares redeemed	253	120	57	733	827	2,390	2,895
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	1	1	6	6	20	33	64
Payable for other expenses	–	–	1	2	1	3	5
Payable for variation margin	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap agreements	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	8,564	5,129	2,070	32,492	–	–	–

Total liabilities	9,589	5,965	2,538	46,393	2,298	3,406	4,439

Net assets	$158,976	$89,495	$128,186	$841,749	$1,112,071	$2,007,272	$3,467,216

Net assets consist of:
Paid-in capital	$143,812	$79,191	$224,545	$648,987	$1,054,254	$1,868,342	$3,171,484
Undistributed net investment income (loss)	374	114	2,071	11,705	9,150	14,146	34,177
Accumulated net realized gain (loss)	6,178	3,131	(118,020)	60,510	(12,635)	(10,952)	1,701
Net unrealized appreciation (depreciation) on investments and foreign currency	8,612	7,059	19,590	120,547	61,302	135,736	259,854

	$158,976	$89,495	$128,186	$841,749	$1,112,071	$2,007,272	$3,467,216

Class A
Net assets	$158,781	$82,594	$127,816	$841,196	$1,112,071	$2,007,272	$3,467,216
Shares outstanding (no par value), unlimited shares authorized	13,879	7,589	10,104	75,293	97,797	169,643	281,407
Net asset value per share	$11.44	$10.88	$12.65	$11.17	$11.37	$11.83	$12.32

Class B
Net assets	$195	$6,901	$370	$553	n/a	n/a	n/a
Shares outstanding (no par value), unlimited shares authorized	17	632	29	49	n/a	n/a	n/a
Net asset value per share	$11.47	$10.92	$12.71	$11.22	n/a	n/a	n/a

(a) Investments - unaffiliated, at cost	$149,578	$82,237	$108,191	$713,260	$–	$–	$–
(b) Investments - affiliated, at cost	9,612	5,979	2,671	40,509	1,050,925	1,871,798	3,207,805

(c) Total investments, at cost	$159,190	$88,216	$110,862	$753,769	$1,050,925	$1,871,798	$3,207,805

(d) Including value of securities on loan	$8,414	$5,027	$2,053	$31,410	$–	$–	$–
(e) Foreign currency, at cost	–	–	–	3,223	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Disciplined Moderate Fund	JNL/S&P Disciplined Moderate Growth Fund	JNL/S&P Disciplined Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Assets
Investments - unaffiliated, at value (a)(d)	$–	$–	$–	$–	$–	$338,369	$577,605
Investments - affiliated, at value (b)	2,537,965	920,598	426,768	480,281	171,670	16,841	14,140

Total investments, at value (c)	2,537,965	920,598	426,768	480,281	171,670	355,210	591,745
Cash	–	–	–	–	–	–	–
Foreign currency (e)	–	–	–	–	–	–	–
Receivable for investments sold	–	–	–	–	–	–	–
Receivable for fund shares sold	2,232	3,046	288	1,120	292	1,591	1,219
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	–	–	–	–	–	229	1,205
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Other assets	6	2	1	1	1	1	1

Total assets	2,540,203	923,646	427,057	481,402	171,963	357,031	594,170

Liabilities
Payable for advisory fees	183	79	44	49	18	107	179
Payable for administrative fees	101	37	17	19	7	27	45
Payable for 12b-1 fee (Class A)	–	–	–	–	–	54	91
Payable for investment securities purchased	77	2,288	112	872	71	1,981	2,800
Payable for fund shares redeemed	2,155	758	177	248	221	320	601
Payable for trustee fees	56	25	5	6	2	6	6
Payable for other expenses	4	1	1	1	–	1	1
Payable for variation margin	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	–	–	–	–	14,679	10,696

Total liabilities	2,576	3,188	356	1,195	319	17,175	14,419

Net assets	$2,537,627	$920,458	$426,701	$480,207	$171,644	$339,856	$579,751

Net assets consist of:
Paid-in capital	$2,320,848	$885,140	$383,044	$425,908	$151,802	$266,528	$478,039
Undistributed net investment income (loss)	15,657	4,857	5,196	4,675	1,647	5,043	18,104
Accumulated net realized gain (loss)	(49,414)	(57,822)	(5,028)	(18,172)	(2,820)	30,261	9,343
Net unrealized appreciation (depreciation) on investments and foreign currency	250,536	88,283	43,489	67,796	21,015	38,024	74,265

	$2,537,627	$920,458	$426,701	$480,207	$171,644	$339,856	$579,751

Class A
Net assets	$2,537,627	$920,458	$426,701	$480,207	$171,644	$339,787	$579,504
Shares outstanding (no par value), unlimited shares authorized	215,922	71,909	41,345	49,950	19,067	29,401	54,171
Net asset value per share	$11.75	$12.80	$10.32	$9.61	$9.00	$11.56	$10.70

Class B
Net assets	n/a	n/a	n/a	n/a	n/a	$69	$247
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	n/a	n/a	n/a	6	23
Net asset value per share	n/a	n/a	n/a	n/a	n/a	$11.56	$10.75

(a) Investments - unaffiliated, at cost	$–	$–	$–	$–	$–	$300,341	$503,334
(b) Investments - affiliated, at cost	2,287,430	832,316	383,278	412,485	150,656	16,846	14,146

(c) Total investments, at cost	$2,287,430	$832,316	$383,278	$412,485	$150,656	$317,187	$517,480

(d) Including value of securities on loan	$–	$–	$–	$–	$–	$14,202	$10,559
(e) Foreign currency, at cost	–	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/T.Rowe Price Established Growth Fund	JNL/T.Rowe Price Mid-Cap Growth Fund	JNL/T.Rowe Price Short- Term Bond Fund	JNL/T.Rowe Price Value Fund
Assets
Investments - unaffiliated, at value (a)(d)	$438,940	$315,906	$–	$1,871,827	$1,589,755	$1,071,862	$1,367,655
Investments - affiliated, at value (b)	27,543	20,294	975,774	53,835	155,958	122,512	26,782

Total investments, at value (c)	466,483	336,200	975,774	1,925,662	1,745,713	1,194,374	1,394,437
Cash	–	–	–	–	–	2	174
Foreign currency (e)	–	–	–	70	15	–	–
Receivable for investments sold	–	–	–	780	15,530	–	7,340
Receivable for fund shares sold	2,597	2,857	1,455	4,749	2,744	2,166	2,409
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	426	664	–	1,037	483	6,664	1,717
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	109	–
Other assets	1	1	2	3	3	2	3

Total assets	469,507	339,722	977,231	1,932,301	1,764,488	1,203,317	1,406,080

Liabilities
Payable for advisory fees	137	100	–	844	940	379	691
Payable for administrative fees	34	25	39	149	133	92	111
Payable for 12b-1 fee (Class A)	68	50	–	291	260	184	221
Payable for investment securities purchased	5,079	1,428	720	6,612	7,642	37,398	7,475
Payable for fund shares redeemed	334	229	735	1,693	2,002	1,126	1,599
Payable for trustee fees	6	5	15	41	32	17	29
Payable for other expenses	–	1	2	8	2	2	3
Payable for variation margin	–	–	–	–	–	2	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	43	–
Payable upon return of securities loaned	22,410	18,586	–	30,503	94,850	16,187	9,454

Total liabilities	28,068	20,424	1,511	40,141	105,861	55,430	19,583

Net assets	$441,439	$319,298	$975,720	$1,892,160	$1,658,627	$1,147,887	$1,386,497

Net assets consist of:
Paid-in capital	$350,514	$270,620	$716,116	$1,663,520	$1,240,578	$1,138,607	$1,259,840
Undistributed net investment income (loss)	6,539	6,030	45,227	(1,281)	(6,048)	23,379	25,585
Accumulated net realized gain (loss)	33,970	15,316	(14,264)	(136,246)	84,431	(24,301)	(42,631)
Net unrealized appreciation (depreciation) on investments and foreign currency	50,416	27,332	228,641	366,167	339,666	10,202	143,703

	$441,439	$319,298	$975,720	$1,892,160	$1,658,627	$1,147,887	$1,386,497

Class A
Net assets	$441,189	$319,173	$975,720	$1,853,361	$1,615,405	$1,147,634	$1,385,779
Shares outstanding (no par value), unlimited shares authorized	38,525	30,528	81,751	83,104	50,552	114,769	121,243
Net asset value per share	$11.45	$10.46	$11.94	$22.30	$31.95	$10.00	$11.43

Class B
Net assets	$250	$125	n/a	$38,799	$43,222	$253	$718
Shares outstanding (no par value), unlimited shares authorized	22	12	n/a	1,718	1,328	25	61
Net asset value per share	$11.56	$10.49	n/a	$22.59	$32.56	$10.08	$11.73

(a) Investments - unaffiliated, at cost	$388,518	$288,560	$–	$1,505,637	$1,250,023	$1,059,718	$1,223,926
(b) Investments - affiliated, at cost	27,549	20,308	747,133	53,867	156,027	124,518	26,804

(c) Total investments, at cost	$416,067	$308,868	$747,133	$1,559,504	$1,406,050	$1,184,236	$1,250,730

(d) Including value of securities on loan	$22,175	$18,114	$–	$29,852	$92,450	$15,865	$9,205
(e) Foreign currency, at cost	–	–	–	60	15	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value (a)(d)	$1,593,440	$605,106	$1,284,254
Investments - affiliated, at value (b)	228,965	–	43,286
Repurchase agreements	–	258,000	–

Total investments, at value (c)	1,822,405	863,106	1,327,540
Cash	–	–	121
Foreign currency (e)	–	–	–
Receivable for investments sold	1,034	–	263
Receivable for fund shares sold	1,765	3,769	1,802
Receivable from adviser	–	457	–
Receivable for dividends and interest	4,420	684	1,996
Unrealized appreciation on forward foreign currency contracts	–	–	–
Other assets	4	6	3

Total assets	1,829,628	868,022	1,331,725

Liabilities
Payable for advisory fees	572	358	507
Payable for administrative fees	130	69	105
Payable for 12b-1 fee (Class A)	259	179	208
Payable for investment securities purchased	152,135	–	–
Payable for fund shares redeemed	706	11,636	1,687
Payable for trustee fees	27	36	26
Payable for other expenses	3	1	2
Payable for variation margin	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–
Payable upon return of securities loaned	48,085	–	13,949

Total liabilities	201,917	12,279	16,484

Net assets	$1,627,711	$855,743	$1,315,241

Net assets consist of:
Paid-in capital	$1,454,407	$855,755	$1,179,533
Undistributed (excess distributions over) net investment income	30,733	(24)	22,311
Accumulated net realized gain (loss)	9,062	12	(53,391)
Net unrealized appreciation (depreciation) on investments and foreign currency	133,509	–	166,788

	$1,627,711	$855,743	$1,315,241

Class A
Net assets	$1,626,512	$849,331	$1,296,457
Shares outstanding (no par value), unlimited shares authorized	94,680	849,340	71,567
Net asset value per share	$17.18	$1.00	$18.12

Class B
Net assets	$1,199	$6,412	$18,784
Shares outstanding (no par value), unlimited shares authorized	68	6,412	1,019
Net asset value per share	$17.53	$1.00	$18.43

(a) Investments - unaffiliated, at cost	$1,459,907	$863,106	$1,117,462
(b) Investments - affiliated, at cost	228,989	–	43,290

(c) Total investments, at cost	$1,688,896	$863,106	$1,160,752

(d) Including value of securities on loan	$47,181	$–	$13,967
(e) Foreign currency, at cost	–	–	–

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth- Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL Institutional Alt 20 Fund
Investment income
Dividends (a)	$–	$–	$–	$–	$–	$–	$–
Dividends received from master fund (a)	947	1,135	1,551	1,074	571	1,205	–
Foreign taxes withheld	–	–	–	–	–	–	–
Interest	–	–	–	–	–	–	–
Securities lending	–	–	–	–	–	–	–
Other income	–	–	–	–	–	–	–

Total investment income	947	1,135	1,551	1,074	571	1,205	–

Expenses
Advisory fees	803	546	388	905	616	922	478
Administrative fees	172	117	78	194	108	131	177
12b-1 fees (Class A)	287	195	130	323	181	219	–
Licensing fees	–	–	–	–	–	–	–
Legal fees	1	–	–	1	–	1	3
Trustee fees	2	1	1	1	1	1	7
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	–	1	–	1	1	1	3

Total expenses	1,265	860	597	1,425	907	1,275	668

Expense waiver	(516)	(429)	(311)	(517)	(398)	(702)	–

Net expenses	749	431	286	908	509	573	668

Net investment income (loss)	198	704	1,265	166	62	632	(668)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	1,443	301	238	–	–
Affiliated investments	290	81	–	–	–	1,117	13,291
Distributions from affiliated investment companies	–	1,190	–	–	–	–	–
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	–	–	–
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	5,128	4,500	(2,583)	8,353	5,063	(4)	20,229
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	5,418	5,771	(1,140)	8,654	5,301	1,113	33,520

Net increase (decrease) in net assets from operations	$5,616	$6,475	$125	$8,820	$5,363	$1,745	$32,852

(a) Income from affiliated investments	$947	$1,135	$—	$—	$—	$1,205	$—

(b) The Master Funds for the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(b)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Investment income
Dividends(a)	$–	$–	$–	$3,122	$–	$3,389	$4,977
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	–	–	(173)	–	(300)	(406)
Interest	–	–	–	361	–	2,237	(42)
Securities lending	–	–	–	269	–	147	141
Other income	–	–	–	–	–	–	–

Total investment income	–	–	–	3,579	–	5,473	4,670

Expenses
Advisory fees	657	775	574	3,447	1,248	1,210	1,350
Administrative fees	267	326	225	825	208	279	281
12b-1 fees (Class A)	–	–	–	1,099	277	372	375
Licensing fees	–	–	–	–	–	–	–
Legal fees	4	5	4	4	1	2	2
Trustee fees	10	12	8	11	2	4	5
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	5	6	4	7	1	10	7

Total expenses	943	1,124	815	5,393	1,737	1,877	2,020

Expense waiver	–	–	–	–	(915)	–	–

Net expenses	943	1,124	815	5,393	822	1,877	2,020

Net investment income (loss)	(943)	(1,124)	(815)	(1,814)	(822)	3,596	2,650

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	–	38,591	–	7,622	35,970
Affiliated investments	28,152	32,602	23,129	–	1,626	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	33	–	(29)	23
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	1	3
Net change in unrealized appreciation (depreciation) on:
Investments	24,560	29,821	20,150	(37,636)	7,421	817	(16,305)
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	6	–	(86)	6
Futures contracts	–	–	–	–	–	–	–
Option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	52,712	62,423	43,279	994	9,047	8,325	19,697

Net increase (decrease) in net assets from operations	$51,769	$61,299	$42,464	$(820)	$8,225	$11,921	$22,347

(a) Income from affiliated investments	$—	$—	$—	$287	$—	$151	$144

(b) The Master Fund for the JNL/BlackRock Global Allocation Fund is the BlackRock Global Allocation Portfolio. These financial statements should be read in conjunction with the Master Fund’s shareholder report.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund
Investment income
Dividends(a)	$3,422	$1,734	$1,008	$–	$9,654	$9,693	$2,752
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(14)	–	–	–	(939)	(243)	(229)
Interest	–	–	–	–	–	29,503	–
Securities lending	92	1	213	–	295	379	136
Other income	–	–	–	–	–	–	–

Total investment income	3,500	1,735	1,221	–	9,010	39,332	2,659

Expenses
Advisory fees	2,157	701	2,500	–	1,832	3,764	1,088
Administrative fees	335	113	362	275	390	586	172
12b-1 fees (Class A)	671	225	723	–	520	1,171	229
Licensing fees	–	–	–	–	–	–	–
Legal fees	4	1	2	5	2	5	1
Trustee fees	10	2	7	12	6	12	2
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	5	2	3	6	7	7	3

Total expenses	3,182	1,044	3,597	298	2,757	5,545	1,495

Expense waiver	–	–	–	–	–	–	–

Net expenses	3,182	1,044	3,597	298	2,757	5,545	1,495

Net investment income (loss)	318	691	(2,376)	(298)	6,253	33,787	1,164

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	135,451	7,790	41,044	–	14,708	6,226	7,238
Affiliated investments	–	–	–	(2,844)	–	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	58	36	272
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	16	10	20	–	–	2	–
Net change in unrealized appreciation (depreciation) on:
Investments	(91,085)	1,781	48,506	73,006	20,826	19,237	(7,727)
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	(31)	18	(17)
Futures contracts	–	–	–	–	–	–	–
Option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	44,382	9,581	89,570	70,162	35,561	25,519	(234)

Net increase (decrease) in net assets from operations	$44,700	$10,272	$87,194	$69,864	$41,814	$59,306	$930

(a) Income from affiliated investments	$104	$5	$217	$—	$303	$402	$138

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund
Investment income
Dividends(a)	$9,077	$2,652	$64	$44	$4,902	$1,128	$13,266
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(649)	(1)	–	(108)	–	(7)	(722)
Interest	1,771	–	14,091	17,396	–	–	–
Securities lending	176	14	72	8	52	–	250
Other income	–	–	–	–	–	–	–

Total investment income	10,375	2,665	14,227	17,340	4,954	1,121	12,794

Expenses
Advisory fees	2,386	1,503	2,676	2,919	2,335	459	2,425
Administrative fees	323	185	464	615	330	86	517
12b-1 fees (Class A)	646	369	928	819	649	115	689
Licensing fees	–	–	–	–	–	–	–
Legal fees	90	2	5	3	2	1	3
Trustee fees	7	3	12	9	6	1	7
Dividends on securities sold short	–	–	–	–	–	372	–
Short holdings borrowing fees	–	–	–	–	–	125	–
Other expenses	7	2	9	5	2	–	15

Total expenses	3,459	2,064	4,094	4,370	3,324	1,159	3,656

Expense waiver	–	–	–	–	–	–	–

Net expenses	3,459	2,064	4,094	4,370	3,324	1,159	3,656

Net investment income (loss)	6,916	601	10,133	12,970	1,630	(38)	9,138

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	7,103	5,108	9,355	2,244	45,986	7,334	36,294
Affiliated investments	–	–	–	–	–	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	3,964	3,975	–	–	–
Foreign currency related items	(9,014)	–	(1,008)	15,500	–	–	(56)
Future contracts	–	–	(3,135)	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	(3,597)	–
Brokerage commissions recaptured	–	–	–	–	89	9	74
Net change in unrealized appreciation (depreciation) on:
Investments	30,382	1,205	3,148	14,661	(15,371)	(2,089)	(7,756)
Swap agreements	–	–	(1,560)	(5,662)	–	–	–
Foreign currency related items	1,672	–	(331)	4,387	–	–	(55)
Futures contracts	–	–	272	–	–	–	–
Option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	21	–

Net realized and unrealized gain (loss)	30,143	6,313	10,705	35,105	30,704	1,678	28,501

Net increase (decrease) in net assets from operations	$37,059	$6,914	$20,838	$48,075	$32,334	$1,640	$37,639

(a) Income from affiliated investments	$194	$23	$134	$52	$58	$1	$254

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Investment income
Dividends(a)	$14,363	$3,329	$497	$10,143	$17,521	$965	$17
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(1,594)	(25)	–	(633)	(1,970)	–	–
Interest	–	–	–	–	–	–	19,526
Securities lending	307	19	18	–	991	67	24
Other income	–	–	–	–	–	–	–

Total investment income	13,076	3,323	515	9,510	16,542	1,032	19,567

Expenses
Advisory fees	2,069	3,365	856	5,502	2,152	992	1,851
Administrative fees	477	512	100	949	498	143	462
12b-1 fees (Class A)	636	1,023	201	1,265	663	286	923
Licensing fees	–	–	–	–	–	–	–
Legal fees	3	4	1	5	3	1	4
Trustee fees	7	10	2	11	7	3	11
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	9	6	1	17	9	5	5

Total expenses	3,201	4,920	1,161	7,749	3,332	1,430	3,256

Expense waiver	–	–	–	–	–	–	–

Net expenses	3,201	4,920	1,161	7,749	3,332	1,430	3,256

Net investment income (loss)	9,875	(1,597)	(646)	1,761	13,210	(398)	16,311

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	6,648	64,972	10,273	15,896	29,650	22,045	394
Affiliated investments	–	–	–	–	–	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	–	971	–	–	–
Foreign currency related items	(51)	–	–	(8,859)	5,941	–	–
Future contracts	–	–	–	–	1,059	–	–
Written option contracts	–	–	–	1,574	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	102	11	189	–	9	–
Net change in unrealized appreciation (depreciation) on:
Investments	22,098	(12,050)	9,379	69,107	(7,244)	1,190	10,982
Swap agreements	–	–	–	26	–	–	–
Foreign currency related items	49	11	–	1,418	(2,724)	–	–
Futures contracts	–	–	–	–	30	–	–
Written option contracts	–	–	–	374	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	28,744	53,035	19,663	80,696	26,712	23,244	11,376

Net increase (decrease) in net assets from operations	$38,619	$51,438	$19,017	$82,457	$39,922	$22,846	$27,687

(a) Income from affiliated investments	$321	$27	$21	$27	$996	$70	$40

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund
Investment income
Dividends(a)	$30,328	$1,367	$3,465	$442	$–	$–	$969
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(2,455)	–	(176)	(29)	–	–	(122)
Interest	11	–	–	–	–	–	–
Securities lending	113	11	101	7	–	–	38
Other income	–	–	–	–	–	–	–

Total investment income	27,997	1,378	3,390	420	–	–	885

Expenses
Advisory fees	5,988	803	1,078	151	–	–	46
Administrative fees	1,037	113	190	27	69	95	25
12b-1 fees (Class A)	1,382	226	253	35	–	–	25
Licensing fees	–	–	–	–	–	–	–
Legal fees	6	1	1	–	1	1	–
Trustee fees	16	2	2	–	3	4	–
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	19	1	14	6	2	2	–

Total expenses	8,448	1,146	1,538	219	75	102	96

Expense waiver	–	–	–	–	–	–	–

Net expenses	8,448	1,146	1,538	219	75	102	96

Net investment income (loss)	19,549	232	1,852	201	(75)	(102)	789

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	58,774	19,975	8,999	2,151	–	–	385
Affiliated investments	–	–	–	–	(1,979)	4,176	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	(1,446)	–	149	27	–	–	(15)
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	47	37	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(85,723)	(10,679)	(5,588)	(2,101)	15,000	15,461	454
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	148	–	17	–	–	–	2
Futures contracts	–	–	–	–	–	–	–
Option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(28,200)	9,333	3,577	77	13,021	19,637	826

Net increase (decrease) in net assets from operations	$(8,651)	$9,565	$5,429	$278	$12,946	$19,535	$1,615

(a) Income from affiliated investments	$131	$14	$103	$7	$–	$–	$38

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund
Investment income
Dividends(a)	$882	$14,417	$4,857	$4,486	$29,508	$30	$7
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(29)	–	–	(1)	(3,072)	–	–
Interest(a)	–	1	–	11	1	23,609	182
Securities lending	2	66	63	485	1,126	90	–
Other income	–	–	–	–	–	–	–

Total investment income	855	14,484	4,920	4,981	27,563	23,729	189

Expenses
Advisory fees	71	1,865	1,033	1,039	1,634	1,899	2,024
Administrative fees	39	741	380	382	921	724	304
12b-1 fees (Class A)	39	1,467	752	757	1,204	1,445	405
Licensing fees	–	60	30	33	197	–	–
Legal fees	–	6	3	3	5	6	1
Trustee fees	–	16	8	8	12	15	2
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	1	8	4	4	7	9	1

Total expenses	150	4,163	2,210	2,226	3,980	4,098	2,737

Expense waiver	–	–	–	–	–	–	–

Net expenses	150	4,163	2,210	2,226	3,980	4,098	2,737

Net investment income (loss)	705	10,321	2,710	2,755	23,583	19,631	(2,548)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	1,548	2,310	13,864	33,575	432	2,157	–
Affiliated investments	–	–	–	–	–	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	32	–	–	–	1,286	–	3,246
Future contracts	–	587	1,967	553	185	–	1,717
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(1,791)	63,847	37,513	5,842	33,539	12,779	(2)
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	(2)	–	–	–	(544)	–	(2,044)
Futures contracts	–	1,816	1	397	1,012	–	2,267
Option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(213)	68,560	53,345	40,367	35,910	14,936	5,184

Net increase (decrease) in net assets from operations	$492	$78,881	$56,055	$43,122	$59,493	$34,567	$2,636

(a) Income from affiliated investments	$2	$102	$69	$490	$1,252	$118	$7

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Investment income
Dividends(a)	$8,561	$1,982	$5,256	$55	$20	$35	$1,005
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(868)	(187)	(302)	–	–	–	–
Interest	–	–	–	31,562	48,588	7,634	42,200
Securities lending	397	5	168	46	143	–	399
Other income	–	–	–	–	–	–	–

Total investment income	8,090	1,800	5,122	31,663	48,751	7,669	43,604

Expenses
Advisory fees	1,701	644	1,658	4,509	7,844	1,115	2,491
Administrative fees	388	107	368	923	1,569	257	563
12b-1 fees (Class A)	517	143	368	1,846	3,121	343	1,117
Licensing fees	–	–	–	–	–	–	–
Legal fees	1	1	2	9	15	–	4
Trustee fees	5	2	4	21	38	1	10
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	47	14	–	–
Other expenses	10	19	20	28	23	3	6

Total expenses	2,622	916	2,420	7,383	12,624	1,719	4,191

Expense waiver	–	–	–	–	–	–	–

Net expenses	2,622	916	2,420	7,383	12,624	1,719	4,191

Net investment income (loss)	5,468	884	2,702	24,280	36,127	5,950	39,413

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	9,528	8,485	(74)	20,240	3,309	(182)	19,245
Affiliated investments	–	–	–	–	–	–	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	–	873	5,138	–	–
Foreign currency related items	(252)	(27)	23	(3,358)	1,998	–	–
Future contracts	–	–	–	(491)	2,243	–	–
Written option contracts	–	–	–	384	829	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	17,817	(12,377)	(19,964)	52,230	47,144	(2,547)	(3,366)
Swap agreements	–	–	–	(887)	(15,342)	–	–
Foreign currency related items	24	1	(5)	(390)	(2,440)	–	–
Futures contracts	–	–	–	763	9,815	–	–
Written option contracts	–	–	–	2,512	5,869	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	27,117	(3,918)	(20,020)	71,876	58,563	(2,729)	15,879

Net increase (decrease) in net assets from operations	$32,585	$(3,034)	$(17,318)	$96,156	$94,690	$3,221	$55,292

(a) Income from affiliated investments	$400	$5	$170	$47	$149	$–	$416

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Investment income
Dividends(a)	$950	$487	$1,311	$13,003	$–	$–	$–
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	–	–	(1,199)	–	–	–
Interest	–	–	–	(2)	–	–	–
Securities lending	8	7	1	506	–	–	–
Other income	–	–	–	–	–	–	–

Total investment income	958	494	1,312	12,308	–	–	–

Expenses
Advisory fees	519	314	346	2,964	534	854	1,393
Administrative fees	69	42	63	546	256	456	793
12b-1 fees (Class A)	138	77	125	728	–	–	–
Licensing fees	–	–	–	–	–	–	–
Legal fees	–	–	1	3	5	8	13
Trustee fees	1	1	1	7	11	19	33
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	1	2	2	4	7	10	17

Total expenses	728	436	538	4,252	813	1,347	2,249

Expense waiver	–	–	–	–	–	–	–

Net expenses	728	436	538	4,252	813	1,347	2,249

Net investment income (loss)	230	58	774	8,056	(813)	(1,347)	(2,249)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	6,620	5,241	9,855	50,335	–	–	–
Affiliated investments	–	–	–	–	10,605	38,997	54,134
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swaps agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	(255)	–	–	–
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	12	12	6	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(1,076)	(905)	(6,561)	9,700	23,939	30,892	81,536
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	15	–	–	–
Futures contracts	–	–	–	–	–	–	–
Option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	5,556	4,348	3,300	59,795	34,544	69,889	135,670

Net increase (decrease) in net assets from operations	$5,786	$4,406	$4,074	$67,851	$33,731	$68,542	$133,421

(a) Income from affiliated investments	$9	$7	$1	$510	$—	$—	$—

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Disciplined Moderate Fund	JNL/S&P Disciplined Moderate Growth Fund	JNL/S&P Disciplined Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Investment income
Dividends(a)	$–	$–	$–	$–	$–	$2,506	$9,490
Foreign taxes withheld	–	–	–	–	–	–	–
Interest	–	–	–	–	–	–	–
Securities lending	–	–	–	–	–	78	7

Total investment income	–	–	–	–	–	2,584	9,497

Expenses
Advisory fees	1,066	468	252	279	100	632	998
Administrative fees	589	215	97	107	38	158	251
12b-1 fees (Class A)	–	–	–	–	–	316	501
Legal fees	9	3	1	2	1	2	2
Trustee fees	25	9	4	4	2	3	5
Other expenses	13	5	2	2	1	2	3

Total expenses	1,702	700	356	394	142	1,113	1,760

Expense waiver	–	–	–	–	–	–	–

Net expenses	1,702	700	356	394	142	1,113	1,760

Net investment income (loss)	(1,702)	(700)	(356)	(394)	(142)	1,471	7,737

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	–	–	–	907	1,157
Affiliated investments	30,895	7,508	8,042	6,528	6,976	–	–
Foreign currency related items	–	–	–	–	–	–	–
Future contracts	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	83,788	34,686	9,551	16,583	991	21,561	36,532
Foreign currency related items	–	–	–	–	–	–	–
Futures contracts	–	–	–	–	–	–	–

Net realized and unrealized gain	114,683	42,194	17,593	23,111	7,967	22,468	37,689

Net increase in net assets from operations	$112,981	$41,494	$17,237	$22,717	$7,825	$23,939	$45,426

(a) Income from affiliated investments	$—	$—	$—	$–	$–	$78	$8

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/T.Rowe Price Established Growth Fund	JNL/T.Rowe Price Mid-Cap Growth Fund	JNL/T.Rowe Price Short- Term Bond Fund	JNL/T.Rowe Price Value Fund
Investment income
Dividends(a)	$3,499	$2,914	$–	$6,231	$3,812	$1,913	$13,510
Foreign taxes withheld	–	–	–	(47)	(71)	–	(149)
Interest	–	–	–	–	12	10,841	48
Securities lending	44	37	–	37	257	9	452

Total investment income	3,543	2,951	–	6,221	4,010	12,763	13,861

Expenses
Advisory fees	737	603	–	4,891	5,648	2,041	4,042
Administrative fees	184	151	228	860	801	495	647
12b-1 fees (Class A)	368	301	–	1,681	1,560	989	1,293
Legal fees	2	1	4	7	7	4	5
Trustee fees	4	3	10	18	16	10	13
Other expenses	2	2	5	13	9	6	6

Total expenses	1,297	1,061	247	7,470	8,041	3,545	6,006

Expense waiver	–	–	–	–	–	–	–

Net expenses	1,297	1,061	247	7,470	8,041	3,545	6,006

Net investment income (loss)	2,246	1,890	(247)	(1,249)	(4,031)	9,218	7,855

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	1,535	680	–	51,508	88,146	(1,799)	43,770
Affiliated investments	–	–	2,938	–	–	580	–
Foreign currency related items	–	–	–	3	(8)	(8)	11
Future contracts	–	–	–	–	–	(844)	–
Brokerage commissions recaptured	–	–	–	9	14	–	19
Net change in unrealized appreciation (depreciation) on:
Investments	45,580	17,864	81,807	28,760	19,502	4,563	10,006
Foreign currency related items	–	–	–	1	2	154	(3)
Futures contracts	–	–	–	–	–	(2)	–

Net realized and unrealized gain	47,115	18,544	84,745	80,281	107,656	2,644	53,803

Net increase in net assets from operations	$49,361	$20,434	$84,498	$79,032	$103,625	$11,862	$61,658

(a) Income from affiliated investments	$44	$37	$–	$54	$331	$1,921	$491

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends(a)	$12,272	$–	$14,931
Foreign taxes withheld	(239)	–	(69)
Interest	5,710	925	–
Securities lending	115	–	54

Total investment income	17,858	925	14,916

Expenses
Advisory fees	3,219	994	3,018
Administrative fees	727	368	627
12b-1 fees (Class A)	1,452	728	1,234
Legal fees	6	3	5
Trustee fees	15	9	13
Other expenses	8	5	9

Total expenses	5,427	2,107	4,906

Expense waiver	–	(1,182)	–

Net expenses	5,427	925	4,906

Net investment income (loss)	12,431	–	10,010

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	29,456	4	21,048
Affiliated investments	–	–	–
Foreign currency related items	–	–	19
Future contracts	(257)	–	–
Brokerage commissions recaptured	6	–	3
Net change in unrealized appreciation (depreciation) on:
Investments	18,387	–	17,844
Foreign currency related items	–	–	–
Futures contracts	–	–	–

Net realized and unrealized gain	47,592	4	38,914

Net increase in net assets from operations	$60,023	$4	$48,924

(a) Income from affiliated investments	$166	$–	$62

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Cash Flows (in thousands)

For the Six Months Ended June 30, 2011

JNL/Goldman Sachs U.S. Equity Flex Fund
Cash flows from operating activities
Net increase in net assets from operations	$1,640
Adjustments to reconcile net increase in net assets from operations to net cash flow used in operating activities:
Purchase of investment securities	(67,145)
Proceeds from sales and maturities of investment securities	67,650
Net sale of short-term investments	2,351
Proceeds from securities sold short	35,443
Purchases to cover securities sold short	(33,413)
Increase in receivable for investments sold	(142)
Decrease in payable for investments purchased	(214)
Decrease in receivable for dividends and interest	9
Decrease in payable for expenses	(5)
Increase in payable for dividends on securities sold short	31
Decrease in payable for interest expense and brokerage charges	(2)
Change in unrealized appreciation (depreciation) on investments	2,068
Net realized gain on investments	(3,737)

Net cash flow from operating activities	4,534
Cash flows from financing activities
Net outflows from capital share transactions	(4,531)

Net cash flow from financing activities	(4,531)

Net increase in cash
Cash at beginning of period	–

Cash at end of period	$3

Supplemental disclosure of operating activities:
Short holding borrowing fees during the period were $125.
Supplemental disclosure of non-cash financing activities:
Reinvestment of distributions during the period was $0.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$198	$704	$1,265	$166	$62	$632	$(668)
Net realized gain (loss)	290	1,271	1,443	301	238	1,117	13,291
Net change in unrealized appreciation (depreciation)	5,128	4,500	(2,583)	8,353	5,063	(4)	20,229

Net increase (decrease) in net assets from operations	5,616	6,475	125	8,820	5,363	1,745	32,852

Share transactions[1]

Proceeds from the sale of shares
Class A	176,616	144,158	72,384	201,150	101,570	119,851	233,577
Class B	25	17	29	49	28	25	–

Cost of shares redeemed
Class A	(28,965)	(20,956)	(26,158)	(32,575)	(14,451)	(31,170)	(57,711)
Class B	(3)	(6)	(17)	(8)	(5)	(19)	–

Net increase (decrease) in net assets from share transactions	147,673	123,213	46,238	168,616	87,142	88,687	175,866

Net increase (decrease) net assets	153,289	129,688	46,363	177,436	92,505	90,432	208,718

Net assets beginning of period	149,005	105,341	80,947	174,517	102,786	133,483	615,034

Net assets end of period	$302,294	$235,029	$127,310	$351,953	$195,291	$223,915	$823,752

Undistributed net investment income (loss)	$2,091	$3,076	$1,684	$1,896	$1,303	$1,900	$7,149

[1] Share transactions

Shares sold
Class A	16,485	13,475	6,457	18,626	9,093	10,560	15,850
Class B	2	2	3	5	2	2	–

Shares redeemed
Class A	(2,709)	(1,967)	(2,343)	(3,019)	(1,292)	(2,764)	(3,945)
Class B	–	(1)	(2)	(1)	–	(2)	–

Net increase (decrease)
Class A	13,776	11,508	4,114	15,607	7,801	7,796	11,905

Class B	2	1	1	4	2	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$149,423	$124,588	$53,062	$171,197	$88,240	$94,946	$230,221
Proceeds from sales of securities	2,421	1,754	7,090	3,391	1,556	6,782	55,000

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$(943)	$(1,124)	$(815)	$(1,814)	$(822)	$3,596	$2,650
Net realized gain (loss)	28,152	32,602	23,129	38,624	1,626	7,594	35,996
Net change in unrealized appreciation (depreciation)	24,560	29,821	20,150	(37,630)	7,421	731	(16,299)

Net increase (decrease) in net assets from operations	51,769	61,299	42,464	(820)	8,225	11,921	22,347
Share transactions[1]

Proceeds from the sale of shares
Class A	416,298	523,403	418,546	468,323	141,647	63,233	63,615
Class B	–	–	–	349	9	31	28

Cost of shares redeemed
Class A	(88,164)	(119,178)	(94,865)	(294,055)	(48,459)	(40,819)	(188,916)
Class B	–	–	–	(151)	(28)	(43)	(19)

Net increase (decrease) in net assets from share transactions	328,134	404,225	323,681	174,466	93,169	22,402	(125,292)

Net increase (decrease) net assets	379,903	465,524	366,145	173,646	101,394	34,323	(102,945)

Net assets beginning of period	885,456	1,077,623	728,410	1,000,932	179,580	359,014	437,208

Net assets end of period	$1,265,359	$1,543,147	$1,094,555	$1,174,578	$280,974	$393,337	$334,263

Undistributed net investment income (loss)	$9,557	$11,675	$6,224	$4,165	$1,256	$7,459	$5,570

[1] Share transactions

Shares sold
Class A	26,809	32,748	25,133	40,777	13,490	6,494	2,646
Class B	–	–	–	30	1	3	2

Shares redeemed
Class A	(5,689)	(7,471)	(5,706)	(25,975)	(4,572)	(4,204)	(7,805)
Class B	–	–	–	(13)	(3)	(4)	(1)

Net increase (decrease)
Class A	21,120	25,277	19,427	14,802	8,918	2,290	(5,159)

Class B	–	–	–	17	(2)	(1)	1

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$448,677	$535,125	$424,220	$179,186	$129,334	$122,838 (a)	$79,667
Proceeds from sales of securities	121,443	131,971	101,311	100,927	36,915	92,269 (a)	195,216

(a) Amounts include $21,445 and $12,685 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund
Operations
Net investment income (loss)	$318	$691	$(2,376)	$(298)	$6,253	$33,787	$1,164
Net realized gain (loss)	135,467	7,800	41,064	(2,844)	14,766	6,264	7,510
Net change in unrealized appreciation (depreciation)	(91,085)	1,781	48,506	73,006	20,795	19,255	(7,744)

Net increase (decrease) in net assets from operations	44,700	10,272	87,194	69,864	41,814	59,306	930

Share transactions[1]

Proceeds from the sale of shares
Class A	125,617	84,101	308,713	150,649	102,995	268,800	62,725
Class B	26	16	237	–	74	190	37

Cost of shares redeemed
Class A	(533,261)	(58,521)	(152,302)	(106,668)	(57,846)	(143,478)	(43,821)
Class B	(19)	(8)	(136)	–	(36)	(123)	(36)

Net increase (decrease) in net assets from share transactions	(407,637)	25,588	156,512	43,981	45,187	125,389	18,905

Net increase (decrease) net assets	(362,937)	35,860	243,706	113,845	87,001	184,695	19,835

Net assets beginning of period	894,969	203,528	589,930	1,037,981	475,741	1,062,140	214,005

Net assets end of period	$532,032	$239,388	$833,636	$1,151,826	$562,742	$1,246,835	$233,840

Undistributed net investment income (loss)	$1,776	$1,942	$(2,285)	$15,448	$10,880	$83,113	$4,376

[1] Share transactions

Shares sold
Class A	5,692	10,907	13,277	16,240	11,991	25,483	7,551
Class B	1	3	10	–	8	18	4

Shares redeemed
Class A	(24,090)	(7,628)	(6,558)	(11,500)	(6,761)	(13,582)	(5,300)
Class B	(1)	(1)	(6)	–	(4)	(12)	(4)

Net increase (decrease)
Class A	(18,398)	3,279	6,719	4,740	5,230	11,901	2,251

Class B	–	2	4	–	4	6	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$138,078	$62,044	$294,185	$61,501	$105,908	$286,829	$43,021
Proceeds from sales of securities	582,574	61,353	148,476	17,813	48,996	87,726	23,267

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund
Operations
Net investment income (loss)	$6,916	$601	$10,133	$12,970	$1,630	$(38)	$9,138
Net realized gain (loss)	(1,911)	5,108	9,176	21,719	46,075	3,746	36,312
Net change in unrealized appreciation (depreciation)	32,054	1,205	1,529	13,386	(15,371)	(2,068)	(7,811)

Net increase (decrease) in net assets from operations	37,059	6,914	20,838	48,075	32,334	1,640	37,639

Share transactions[1]

Proceeds from the sale of shares
Class A	139,050	190,928	270,342	279,689	321,821	17,028	230,996
Class B	78	42	28	85	2,976	18	165

Cost of shares redeemed
Class A	(71,837)	(76,343)	(361,061)	(163,179)	(91,195)	(21,788)	(153,435)
Class B	(37)	(40)	(44)	(205)	(2,627)	(3)	(74)

Net increase (decrease) in net assets from share transactions	67,254	114,587	(90,735)	116,390	230,975	(4,745)	77,652

Net increase (decrease) net assets	104,313	121,501	(69,897)	164,465	263,309	(3,105)	115,291

Net assets beginning of period	595,065	294,600	1,056,659	763,334	506,091	115,404	661,788

Net assets end of period	$699,378	$416,101	$986,762	$927,799	$769,400	$112,299	$777,079

Undistributed net investment income (loss)	$24,936	$1,713	$31,214	$48,933	$2,982	$121	$16,255

[1] Share transactions

Shares sold
Class A	15,665	16,831	21,985	20,065	29,095	2,041	26,357
Class B	9	5	3	6	270	1	18

Shares redeemed
Class A	(8,108)	(6,764)	(29,560)	(11,793)	(8,249)	(2,614)	(17,709)
Class B	(4)	(4)	(4)	(14)	(236)	–	(8)

Net increase (decrease)
Class A	7,557	10,067	(7,575)	8,272	20,846	(573)	8,648

Class B	5	1	(1)	(8)	34	1	10

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$162,445	$118,199	$5,732,480 (a)	$602,746	$455,872	$100,558	$360,431
Proceeds from sales of securities	99,531	9,713	5,855,356 (a)	462,145	228,426	103,093	277,974

(a)	Amounts include $2,151,941 and $2,169,279 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan Mid Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Operations
Net investment income (loss)	$9,875	$(1,597)	$(646)	$1,761	$13,210	$(398)	$16,311
Net realized gain (loss)	6,597	65,074	10,284	9,771	36,650	22,054	394
Net change in unrealized appreciation (depreciation)	22,147	(12,039)	9,379	70,925	(9,938)	1,190	10,982

Net increase (decrease) in net assets from operations	38,619	51,438	19,017	82,457	39,922	22,846	27,687

Share transactions[1]

Proceeds from the sale of shares
Class A	152,216	300,421	124,089	612,373	153,929	179,315	276,035
Class B	105	112	69	66	137	78	911

Cost of shares redeemed
Class A	(87,151)	(164,504)	(57,536)	(117,612)	(99,879)	(58,146)	(208,252)
Class B	(127)	(101)	(66)	(29)	(154)	(78)	(149)

Net increase (decrease) in net assets from share transactions	65,043	135,928	66,556	494,798	54,033	121,169	68,545

Net increase (decrease) net assets	103,662	187,366	85,573	577,255	93,955	144,015	96,232

Net assets beginning of period	588,493	911,713	150,413	975,845	607,945	232,571	918,857

Net assets end of period	$692,155	$1,099,079	$235,986	$1,553,100	$701,900	$376,586	$1,015,089

Undistributed net investment income (loss)	$14,361	$(100)	$(615)	$4,993	$27,426	$(404)	$46,589

[1] Share transactions

Shares sold
Class A	14,232	22,835	8,910	51,845	19,501	8,422	20,984
Class B	9	9	5	6	18	4	65

Shares redeemed
Class A	(8,166)	(12,555)	(4,188)	(10,005)	(12,738)	(2,735)	(15,969)
Class B	(11)	(8)	(5)	(2)	(19)	(4)	(11)

Net increase (decrease)
Class A	6,066	10,280	4,722	41,840	6,763	5,687	5,015

Class B	(2)	1	–	4	(1)	–	54

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$142,657	$649,008	$95,517	$885,678	$307,732	$221,124	$135,144 (a)
Proceeds from sales of securities	84,619	542,874	36,281	359,959	239,257	104,838	54,656 (a)

(a)	Amounts include $106,689 and $46,584 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund
Operations
Net investment income (loss)	$19,549	$232	$1,852	$201	$(75)	$(102)	$789
Net realized gain (loss)	57,375	20,012	9,148	2,178	(1,979)	4,176	370
Net change in unrealized appreciation (depreciation)	(85,575)	(10,679)	(5,571)	(2,101)	15,000	15,461	456

Net increase (decrease) in net assets from operations	(8,651)	9,565	5,429	278	12,946	19,535	1,615

Share transactions[1]

Proceeds from the sale of shares
Class A	403,557	64,854	137,339	15,350	54,143	110,217	22,676
Class B	195	28	13	8	–	–	13

Cost of shares redeemed
Class A	(311,619)	(53,333)	(37,489)	(5,034)	(33,007)	(38,024)	(11,742)
Class B	(260)	(42)	(13)	(8)	–	–	(1)

Net increase (decrease) in net assets from share transactions	91,873	11,507	99,850	10,316	21,136	72,193	10,946

Net increase (decrease) net assets	83,222	21,072	105,279	10,594	34,082	91,728	12,561

Net assets beginning of period	1,388,029	214,229	195,514	29,938	257,545	332,481	18,359

Net assets end of period	$1,471,251	$235,301	$300,793	$40,532	$291,627	$424,209	$30,920

Undistributed net investment income (loss)	$33,138	$1,702	$1,226	$199	$4,003	$4,017	$1,239

[1] Share transactions

Shares sold
Class A	34,151	5,352	8,979	1,179	6,381	11,022	1,825
Class B	16	2	1	1	–	–	1

Shares redeemed
Class A	(26,523)	(4,411)	(2,458)	(389)	(3,899)	(3,786)	(955)
Class B	(22)	(3)	(1)	(1)	–	–	–

Net increase (decrease)
Class A	7,628	941	6,521	790	2,482	7,236	870

Class B	(6)	(1)	–	–	–	–	1

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$259,772	$97,938	$130,637	$29,319	$31,991	$92,268	$27,242
Proceeds from sales of securities	170,487	88,871	43,392	20,125	10,928	20,174	15,962

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund
Operations
Net investment income (loss)	$705	$10,321	$2,710	$2,755	$23,583	$19,631	$(2,548)
Net realized gain (loss)	1,580	2,897	15,831	34,128	1,903	2,157	4,963
Net change in unrealized appreciation (depreciation)	(1,793)	65,663	37,514	6,239	34,007	12,779	221

Net increase (decrease) in net assets from operations	492	78,881	56,055	43,122	59,493	34,567	2,636

Share transactions[1]

Proceeds from the sale of shares
Class A	15,813	398,040	231,130	192,961	342,091	508,404	369,137
Class B	20	3,930	1,971	6,365	6,796	749	58

Cost of shares redeemed
Class A	(12,519)	(241,288)	(154,435)	(153,810)	(159,783)	(283,077)	(54,918)
Class B	(12)	(2,737)	(1,255)	(5,335)	(5,556)	(345)	(16)

Net increase (decrease) in net assets from share transactions	3,302	157,945	77,411	40,181	183,548	225,731	314,261

Net increase (decrease) net assets	3,794	236,826	133,466	83,303	243,041	260,298	316,897

Net assets beginning of period	39,135	1,341,300	670,810	714,819	1,088,287	1,331,564	201,114

Net assets end of period	$42,929	$1,578,126	$804,276	$798,122	$1,331,328	$1,591,862	$518,011

Undistributed net investment income (loss)	$1,597	$11,187	$6,294	$7,677	$26,156	$29,139	$(1,378)

[1] Share transactions

Shares sold
Class A	1,267	35,980	15,685	14,681	26,425	43,001	35,032
Class B	2	352	134	483	516	62	6

Shares redeemed
Class A	(996)	(21,808)	(10,549)	(11,752)	(12,413)	(23,999)	(5,216)
Class B	(1)	(242)	(84)	(400)	(422)	(28)	(2)

Net increase (decrease)
Class A	271	14,172	5,136	2,929	14,012	19,002	29,816

Class B	1	110	50	83	94	34	4

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$39,037	$135,641	$142,249	$136,584	$229,487	$900,479 (a)	$–
Proceeds from sales of securities	34,726	11,420	52,138	91,511	15,826	648,461 (a)	–

(a)	Amounts include $538,372 and $367,789 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Operations
Net investment income (loss)	$5,468	$884	$2,702	$24,280	$36,127	$5,950	$39,413
Net realized gain (loss)	9,276	8,458	(51)	17,648	13,517	(182)	19,245
Net change in unrealized appreciation (depreciation)	17,841	(12,376)	(19,969)	54,228	45,046	(2,547)	(3,366)

Net increase (decrease) in net assets from operations	32,585	(3,034)	(17,318)	96,156	94,690	3,221	55,292

Share transactions[1]

Proceeds from the sale of shares
Class A	235,162	43,929	114,016	685,157	866,696	432,446	579,156
Class B	68	64	79	94	3,587	–	1,722

Cost of shares redeemed
Class A	(63,772)	(50,947)	(112,515)	(488,165)	(820,083)	(5,504)	(351,804)
Class B	(50)	(21)	(68)	(29)	(2,767)	–	(1,066)

Net increase (decrease) in net assets from share transactions	171,408	(6,975)	1,512	197,057	47,433	426,942	228,008

Net increase (decrease) net assets	203,993	(10,009)	(15,806)	293,213	142,123	430,163	283,300

Net assets beginning of period	402,252	150,833	385,334	1,795,086	3,264,149	–	907,700

Net assets end of period	$606,245	$140,824	$369,528	$2,088,299	$3,406,272	$430,163	$1,191,000

Undistributed net investment income (loss)	$8,242	$1,240	$3,858	$45,737	$50,445	$5,950	$42,942

[1] Share transactions

Shares sold
Class A	21,253	4,570	13,103	55,373	69,003	43,133	83,723
Class B	7	7	9	7	269	–	226

Shares redeemed
Class A	(5,774)	(5,331)	(13,036)	(39,859)	(65,812)	(545)	(50,560)
Class B	(5)	(2)	(8)	(2)	(208)	–	(140)

Net increase (decrease)
Class A	15,479	(761)	67	15,514	3,191	42,588	33,163

Class B	2	5	1	5	61	–	86

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$221,589	$44,921	$46,955	$5,402,015 (a)	$6,404,932 (b)	$1,013,812	$603,842
Proceeds from sales of securities	48,850	53,768	37,651	4,952,205 (a)	7,895,580 (b)	633,075	339,713

(a)	Amounts include $4,867,410 and $4,809,974 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $1,629,545 and $3,034,284 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Operations
Net investment income (loss)	$230	$58	$774	$8,056	$(813)	$(1,347)	$(2,249)
Net realized gain (loss)	6,632	5,253	9,861	50,080	10,605	38,997	54,134
Net change in unrealized appreciation (depreciation)	(1,076)	(905)	(6,561)	9,715	23,939	30,892	81,536

Net increase (decrease) in net assets from operations	5,786	4,406	4,074	67,851	33,731	68,542	133,421

Share transactions[1]

Proceeds from the sale of shares
Class A	117,943	56,409	46,956	369,936	266,898	432,303	763,818
Class B	69	2,548	553	365	–	–	–

Cost of shares redeemed
Class A	(51,236)	(39,028)	(36,787)	(239,614)	(168,126)	(158,671)	(291,214)
Class B	(5)	(2,372)	(568)	(74)	–	–	–

Net increase (decrease) in net assets from share transactions	66,771	17,557	10,154	130,613	98,772	273,632	472,604

Net increase (decrease) net assets	72,557	21,963	14,228	198,464	132,503	342,174	606,025

Net assets beginning of period	86,419	67,532	113,958	643,285	979,568	1,665,098	2,861,191

Net assets end of period	$158,976	$89,495	$128,186	$841,749	$1,112,071	$2,007,272	$3,467,216

Undistributed net investment income (loss)	$374	$114	$2,071	$11,705	$9,150	$14,146	$34,177

[1] Share transactions

Shares sold
Class A	10,359	5,220	3,656	33,714	23,766	37,002	62,770
Class B	6	244	42	33	–	–	–

Shares redeemed
Class A	(4,551)	(3,691)	(2,904)	(22,297)	(14,988)	(13,589)	(23,921)
Class B	–	(220)	(44)	(7)	–	–	–

Net increase (decrease)
Class A	5,808	1,529	752	11,417	8,778	23,413	38,849

Class B	6	24	(2)	26	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$99,729	$48,828	$39,738	$368,508	$301,816	$601,983	$859,335
Proceeds from sales of securities	32,882	31,095	28,931	218,919	203,847	329,666	388,924

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Disciplined Moderate Fund	JNL/S&P Disciplined Moderate Growth Fund	JNL/S&P Disciplined Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Operations
Net investment income (loss)	$(1,702)	$(700)	$(356)	$(394)	$(142)	$1,471	$7,737
Net realized gain (loss)	30,895	7,508	8,042	6,528	6,976	907	1,157
Net change in unrealized appreciation (depreciation)	83,788	34,686	9,551	16,583	991	21,561	36,532

Net increase (decrease) in net assets from operations	112,981	41,494	17,237	22,717	7,825	23,939	45,426

Share transactions[1]

Proceeds from the sale of shares
Class A	551,552	240,214	100,393	125,293	52,523	70,527	180,139
Class B	–	–	–	–	–	7	192

Cost of shares redeemed
Class A	(267,722)	(149,914)	(37,362)	(43,895)	(26,180)	(50,705)	(86,969)
Class B	–	–	–	–	–	(3)	(129)

Net increase (decrease) in net assets from share transactions	283,830	90,300	63,031	81,398	26,343	19,826	93,233

Net increase (decrease) net assets	396,811	131,794	80,268	104,115	34,168	43,765	138,659

Net assets beginning of period	2,140,816	788,664	346,433	376,092	137,476	296,091	441,092

Net assets end of period	$2,537,627	$920,458	$426,701	$480,207	$171,644	$339,856	$579,751

Undistributed net investment income (loss)	$15,657	$4,857	$5,196	$4,675	$1,647	$5,043	$18,104

[1] Share transactions

Shares sold
Class A	47,483	18,967	9,856	13,211	5,906	6,288	17,495
Class B	–	–	–	–	–	–	18

Shares redeemed
Class A	(23,095)	(11,883)	(3,683)	(4,623)	(2,974)	(4,546)	(8,489)
Class B	–	–	–	–	–	–	(12)

Net increase (decrease)
Class A	24,388	7,084	6,173	8,588	2,932	1,742	9,006

Class B	–	–	–	–	–	–	6

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$536,019	$198,695	$193,879	$135,518	$59,679	$28,676	$112,856
Proceeds from sales of securities	253,855	109,084	131,194	54,501	33,473	8,271	12,741

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/T.Rowe Price Established Growth Fund	JNL/T.Rowe Price Mid-Cap Growth Fund	JNL/T.Rowe Price Short- Term Bond Fund	JNL/T.Rowe Price Value Fund
Operations
Net investment income (loss)	$2,246	$1,890	$(247)	$(1,249)	$(4,031)	$9,218	$7,855
Net realized gain (loss)	1,535	680	2,938	51,520	88,152	(2,071)	43,800
Net change in unrealized appreciation (depreciation)	45,580	17,864	81,807	28,761	19,504	4,715	10,003

Net increase (decrease) in net assets from operations	49,361	20,434	84,498	79,032	103,625	11,862	61,658
Share transactions[1]

Proceeds from the sale of shares
Class A	145,480	64,788	165,032	520,175	428,208	443,982	372,242
Class B	230	66	–	4,590	5,871	238	172

Cost of shares redeemed
Class A	(73,250)	(47,180)	(117,755)	(219,707)	(280,316)	(181,101)	(184,271)
Class B	(99)	(12)	–	(3,559)	(3,722)	(74)	(80)

Net increase (decrease) in net assets from share transactions	72,361	17,662	47,277	301,499	150,041	263,045	188,063

Net increase (decrease) net assets	121,722	38,096	131,775	380,531	253,666	274,907	249,721

Net assets beginning of period	319,717	281,202	843,945	1,511,629	1,404,961	872,980	1,136,776

Net assets end of period	$441,439	$319,298	$975,720	$1,892,160	$1,658,627	$1,147,887	$1,386,497

Undistributed net investment income (loss)	$6,539	$6,030	$45,227	$(1,281)	$(6,048)	$23,379	$25,585

[1] Share transactions

Shares sold
Class A	13,236	6,301	14,300	23,587	13,547	44,661	32,559
Class B	21	6	–	207	184	23	15

Shares redeemed
Class A	(6,785)	(4,631)	(10,286)	(10,015)	(8,891)	(18,238)	(16,172)
Class B	(9)	(1)	–	(160)	(114)	(7)	(7)

Net increase (decrease)
Class A	6,451	1,670	4,014	13,572	4,656	26,423	16,387

Class B	12	5	–	47	70	16	8

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$88,275	$24,848	$85,286	$528,991	$438,958	$484,108 (a)	$456,017
Proceeds from sales of securities	16,091	8,523	38,251	233,704	297,209	222,927 (a)	260,390

(a)	Amounts include $164,905 and $95,357 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$12,431	$–	$10,010
Net realized gain (loss)	29,205	4	21,070
Net change in unrealized appreciation (depreciation)	18,387	–	17,844

Net increase (decrease) in net assets from operations	60,023	4	48,924
Share transactions[1]
Proceeds from the sale of shares
Class A	421,073	814,042	285,290
Class B	176	3,305	2,360
Cost of shares redeemed
Class A	(144,697)	(670,722)	(175,277)
Class B	(67)	(4,138)	(1,381)

Net increase (decrease) in net assets from share transactions	276,485	142,487	110,992

Net increase (decrease) net assets	336,508	142,491	159,916

Net assets beginning of period	1,291,203	713,252	1,155,325

Net assets end of period	$1,627,711	$855,743	$1,315,241

Undistributed (excess of distributions over) net investment income	$30,733	$(24)	$22,311

[1] Share transactions
Shares sold
Class A	24,737	814,042	15,748
Class B	10	3,305	130
Shares redeemed
Class A	(8,508)	(670,722)	(9,703)
Class B	(4)	(4,138)	(75)

Net increase (decrease)
Class A	16,229	143,320	6,045

Class B	6	(833)	55

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,192,596 (a)	$171,345 (b)	$241,620
Proceeds from sales of securities	887,087 (a)	123,389 (b)	125,301

(a)	Amounts include $150,996 and $110,683 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $84,339 and $28,543 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/American Funds Blue Chip Income and Growth Fund (a)	JNL/American Funds Global Bond Fund (a)	JNL/American Funds Global Small Capitalization Fund (a)	JNL/American Funds Growth- Income Fund (a)	JNL/American Funds International Fund (a)	JNL/American Funds New World Fund (a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$1,893	$2,372	$419	$1,730	$1,241	$1,268	$7,396
Net realized gain (loss)	(314)	150	11	–	126	–	1,157
Net change in unrealized appreciation (depreciation)	10,711	(1,175)	7,947	13,029	7,401	8,525	52,224

Net increase (decrease) in net assets from operations	12,290	1,347	8,377	14,759	8,768	9,793	60,777

Distributions to shareholders

From net investment income
Class A	–	–	–	–	–	–	(2,748)
Class B	–	–	–	–	–	–	–

From net realized gains
Class A	–	–	–	–	–	–	(200)
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	–	–	–	–	–	–	(2,948)

Share transactions[1]

Proceeds from the sale of shares
Class A	150,108	121,279	79,845	171,314	102,299	130,341	405,032
Class B	9	81	22	22	19	17	–

Reinvestment of distributions
Class A	–	–	–	–	–	–	2,948
Class B	–	–	–	–	–	–	–

Cost of shares redeemed
Class A	(13,401)	(17,364)	(7,297)	(11,577)	(8,300)	(6,667)	(50,291)
Class B	(1)	(2)	–	(1)	–	(1)	–

Net increase (decrease) in net assets from share transactions	136,715	103,994	72,570	159,758	94,018	123,690	357,689

Net increase (decrease) net assets	149,005	105,341	80,947	174,517	102,786	133,483	415,518

Net assets beginning of year	–	–	–	–	–	–	199,516

Net assets end of year	$149,005	$105,341	$80,947	$174,517	$102,786	$133,483	$615,034

Undistributed (excess of distributions over) net investment income	$1,893	$2,372	$419	$1,730	$1,241	$1,268	$7,819

[1] Share transactions

Shares sold
Class A	15,779	11,730	7,976	17,903	10,269	12,377	30,872
Class B	1	8	2	2	2	2	–

Reinvestment of distributions
Class A	–	–	–	–	–	–	209
Class B	–	–	–	–	–	–	–

Shares redeemed
Class A	(1,438)	(1,656)	(716)	(1,200)	(799)	(627)	(3,813)
Class B	–	–	–	–	–	–	–

Net increase
Class A	14,341	10,074	7,260	16,703	9,470	11,750	27,268

Class B	1	8	2	2	2	2	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$141,889	$108,845	$74,385	$161,578	$96,547	$125,023	$372,986
Proceeds from sales of securities	3,207	2,433	1,362	–	1,233	–	10,155

(a) Period from May 3, 2010 (commencement of operations)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/BlackRock Commodity Securities Fund	JNL/Black Rock Global Allocation Fund (a)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$10,133	$12,244	$6,622	$6,176	$2,078	$5,067	$3,684
Net realized gain (loss)	1,829	2,771	3,076	50,319	(3)	(944)	3,917
Net change in unrealized appreciation (depreciation)	84,551	102,316	69,635	80,009	1,380	25,242	36,579

Net increase (decrease) in net assets from operations	96,513	117,331	79,333	136,504	3,455	29,365	44,180

Distributions to shareholders

From net investment income
Class A	(4,331)	(5,229)	(3,056)	(2,641)	–	(3,456)	(2,798)
Class B	–	–	–	(2)	–	(5)	(2)

From net realized gains
Class A	(723)	(1,476)	(1,793)	–	–	–	–
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(5,054)	(6,705)	(4,849)	(2,643)	–	(3,461)	(2,800)

Share transactions[1]
Proceeds from the sale of shares
Class A	563,434	713,332	527,728	513,422	184,274	131,332	211,622
Class B	–	–	–	285	18	62	205

Reinvestment of distributions
Class A	5,054	6,705	4,849	2,641	–	3,456	2,798
Class B	–	–	–	2	–	5	2

Cost of shares redeemed
Class A	(83,007)	(114,556)	(108,464)	(290,691)	(5,167)	(81,872)	(151,443)
Class B	–	–	–	(234)	–	(90)	(262)

Net increase (decrease) in net assets from share transactions	485,481	605,481	424,113	225,425	176,125	52,893	62,922

Net increase (decrease) net assets	576,940	716,107	498,597	359,286	179,580	78,797	104,302

Net assets beginning of year	308,516	361,516	229,813	641,646	–	280,217	332,906

Net assets end of year	$885,456	$1,077,623	$728,410	$1,000,932	$179,580	$359,014	$437,208

Undistributed (excess of distributions over) net investment income	$10,500	$12,800	$7,039	$5,979	$2,078	$3,863	$2,920

[1] Share transactions
Shares sold
Class A	41,230	50,645	36,186	54,520	17,866	14,856	10,086
Class B	–	–	–	31	2	7	10
Reinvestment of distributions
Class A	342	442	309	250	–	370	123
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(6,049)	(8,156)	(7,614)	(32,082)	(514)	(9,301)	(7,297)
Class B	–	–	–	(25)	–	(10)	(12)

Net increase
Class A	35,523	42,931	28,881	22,688	17,352	5,925	2,912

Class B	–	–	–	6	2	(3)	(2)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$505,239	$626,063	$448,670	$655,820 (b)	$181,946	$212,461 (c)	$169,628
Proceeds from sales of securities	13,897	13,842	21,849	652,013 (b)	3,676	159,492 (c)	104,141
(a) Period from October 11, 2010 (commencement of operations)
(b) Amounts include $62,008 and $123,976 of purchases and sales, respectively, of U.S. Government Securities.
(c) Amounts include $24,828 and $20,653 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund
Operations
Net investment income (loss)	$1,464	$1,253	$(630)	$15,760	$5,635	$44,723	$3,370
Net realized gain (loss)	(1,485)	1,930	24,065	(8,814)	(6,204)	2,903	14,841
Net change in unrealized appreciation (depreciation)	98,995	18,111	99,113	87,147	31,766	59,043	14,473

Net increase (decrease) in net assets from operations	98,974	21,294	122,548	94,093	31,197	106,669	32,684

Distributions to shareholders

From net investment income
Class A	(1,990)	(509)	(679)	(27,416)	(5,696)	(34,996)	(2,197)
Class B	(1)	–	(1)	–	(4)	(12)	(2)

From net realized gains
Class A	–	–	–	–	–	–	–
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(1,991)	(509)	(680)	(27,416)	(5,700)	(35,008)	(2,199)

Share transactions[1]

Proceeds from the sale of shares
Class A	564,155	189,640	361,575	290,256	297,645	579,705	110,117
Class B	52	31	258	–	92	242	91

Reinvestment of distributions
Class A	1,990	509	679	27,416	5,696	34,996	2,197
Class B	1	–	1	–	4	12	2

Cost of shares redeemed
Class A	(323,335)	(91,706)	(174,060)	(185,127)	(228,869)	(352,773)	(72,950)
Class B	(165)	(17)	(87)	–	(48)	(327)	(159)

Net increase (decrease) in net assets from share transactions	242,698	98,457	188,366	132,545	74,520	261,855	39,298

Net increase (decrease) net assets	339,681	119,242	310,234	199,222	100,017	333,516	69,783

Net assets beginning of year	555,288	84,286	279,696	838,759	375,724	728,624	144,222

Net assets end of year	$894,969	$203,528	$589,930	$1,037,981	$475,741	$1,062,140	$214,005

Undistributed (excess of distributions over) net investment income	$1,458	$1,252	$92	$15,748	$4,626	$49,325	$3,211

[1] Share transactions

Shares sold
Class A	29,708	28,500	19,550	34,685	39,433	59,467	15,340
Class B	3	4	14	–	12	26	12

Reinvestment of distributions
Class A	96	71	31	3,151	714	3,513	273
Class B	–	–	–	–	–	2	–

Shares redeemed
Class A	(17,037)	(13,649)	(9,950)	(22,211)	(30,477)	(36,219)	(10,447)
Class B	(8)	(3)	(5)	–	(6)	(35)	(22)

Net increase
Class A	12,767	14,922	9,631	15,625	9,670	26,761	5,166

Class B	(5)	1	9	–	6	(7)	(10)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$427,947	$173,575	$360,706	$148,727	$88,818	$537,457	$298,982
Proceeds from sales of securities	224,843	74,804	179,309	27,822	18,899	265,825	258,454

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund
Operations
Net investment income (loss)	$14,955	$1,114	$22,094	$24,102	$2,143	$175	$10,895
Net realized gain (loss)	3,429	3,493	25,359	31,988	35,671	2,746	43,997
Net change in unrealized appreciation (depreciation)	38,261	49,341	16,801	18,046	48,330	6,451	26,876

Net increase (decrease) in net assets from operations	56,645	53,948	64,254	74,136	86,144	9,372	81,768

Distributions to shareholders

From net investment income
Class A	(115)	(1,042)	(24,868)	(6,416)	(2,164)	(670)	(22,617)
Class B	–	(2)	(6)	(4)	(49)	(1)	(21)

From net realized gains
Class A	–	–	(11,209)	(1,607)	–	–	–
Class B	–	–	(3)	(1)	–	–	–

Total distributions to shareholders	(115)	(1,044)	(36,086)	(8,028)	(2,213)	(671)	(22,638)

Share transactions[1]		1,111

Proceeds from the sale of shares
Class A	357,200	158,344	640,870	741,867	323,668	61,227	396,818
Class B	121	204	88	258	3,381	46	340

Reinvestment of distributions
Class A	115	1,042	36,077	8,023	2,164	670	22,616
Class B	–	2	9	5	49	1	21

Cost of shares redeemed
Class A	(242,673)	(85,606)	(431,437)	(246,113)	(186,638)	(45,657)	(160,271)
Class B	(82)	(116)	(105)	(57)	(1,189)	(37)	(222)

Net increase (decrease) in net assets from share transactions	114,681	73,870	245,502	503,983	141,435	16,250	259,302

Net increase (decrease) net assets	171,211	126,774	273,670	570,091	225,366	24,951	318,433

Net assets beginning of year	423,854	167,826	782,989	193,243	280,725	90,453	343,355

Net assets end of year	$595,065	$294,600	$1,056,659	$763,334	$506,091	$115,404	$661,788

Undistributed (excess of distributions over) net investment income	$18,020	$1,111	$21,079	$35,962	$1,353	$159	$7,115

[1] Share transactions

Shares sold
Class A	45,295	16,583	51,975	57,956	34,724	8,151	49,969
Class B	15	21	7	20	357	6	44

Reinvestment of distributions
Class A	14	96	3,012	599	209	84	2,768
Class B	–	–	1	–	5	–	3

Shares redeemed
Class A	(30,825)	(9,202)	(34,956)	(18,889)	(20,229)	(6,078)	(20,477)
Class B	(10)	(12)	(9)	(5)	(129)	(4)	(28)

Net increase
Class A	14,484	7,477	20,031	39,666	14,704	2,157	32,260

Class B	5	9	(1)	15	233	2	19

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$256,385	$88,809	$9,427,621 (a)	$977,811	$439,186	$641,188	$567,241
Proceeds from sales of securities	142,778	18,206	9,128,533 (a)	644,211	303,671	625,502	319,836

(a) Amounts include $3,213,974 and $3,286,679 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Operations
Net investment income (loss)	$5,627	$1,640	$(566)	$5,274	$8,955	$(342)	$30,023
Net realized gain (loss)	(11,694)	48,760	4,743	(67,481)	(9,084)	19,442	1,120
Net change in unrealized appreciation (depreciation)	65,852	78,996	23,466	143,012	38,945	24,887	23,731

Net increase (decrease) in net assets from operations	59,785	129,396	27,643	80,805	38,816	43,987	54,874

Distributions to shareholders

From net investment income
Class A	(3,869)	(2,185)	–	(36)	(14,917)	–	(24,715)
Class B	(4)	(3)	–	–	(15)	–	(15)

From net realized gains
Class A	–	–	–	(62)	–	–	–
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(3,873)	(2,188)	–	(98)	(14,932)	–	(24,730)

Share transactions[1]

Proceeds from the sale of shares
Class A	333,210	509,847	86,237	889,730	303,457	84,684	699,247
Class B	169	324	221	185	253	112	185

Reinvestment of distributions
Class A	3,869	2,185	–	98	14,917	–	24,715
Class B	4	3	–	–	15	–	15

Cost of shares redeemed
Class A	(236,531)	(352,339)	(56,659)	(191,728)	(284,010)	(59,945)	(528,761)
Class B	(121)	(258)	(39)	(124)	(261)	(71)	(269)

Net increase (decrease) in net assets from share transactions	100,600	159,762	29,820	698,161	34,371	24,780	195,132

Net increase (decrease) net assets	156,512	286,970	57,463	778,868	58,255	68,767	225,276

Net assets beginning of year	431,981	624,743	92,950	196,977	549,690	163,804	693,581

Net assets end of year	$588,493	$911,713	$150,413	$975,845	$607,945	$232,571	$918,857

Undistributed (excess of distributions over) net investment income	$4,486	$1,496	$32	$3,233	$14,217	$(7)	$30,277

[1] Share transactions

Shares sold
Class A	35,490	45,676	7,857	84,976	43,412	4,922	53,216
Class B	18	30	20	18	36	6	14

Reinvestment of distributions
Class A	382	177	–	9	2,010	–	1,932
Class B	–	–	–	–	2	–	1

Shares redeemed
Class A	(25,526)	(31,567)	(5,285)	(18,547)	(41,273)	(3,583)	(40,110)
Class B	(13)	(23)	(3)	(13)	(37)	(4)	(20)

Net increase
Class A	10,346	14,286	2,572	66,438	4,149	1,339	15,038

Class B	5	7	17	5	1	2	(5)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$242,086	$1,305,364	$67,792	$1,045,700	$389,566	$174,226	$258,809 (a)
Proceeds from sales of securities	139,843	1,151,812	38,248	492,613	356,318	150,280	77,261 (a)
(a) Amounts include $236,087 and $70,034 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund
Operations
Net investment income (loss)	$16,975	$1,474	$402	$135	$4,058	$4,063	$554
Net realized gain (loss)	58,682	16,282	981	1,075	(7,881)	(5,453)	561
Net change in unrealized appreciation (depreciation)	123,607	19,532	35,524	2,218	38,610	42,730	(1,057)

Net increase (decrease) in net assets from operations	199,264	37,288	36,907	3,428	34,787	41,340	58

Distributions to shareholders

From net investment income
Class A	(5,660)	(932)	(1,034)	(105)	(4,451)	(2,898)	(11)
Class B	(5)	(1)	(1)	(1)	–	–	–

From net realized gains
Class A	–	–	(622)	(339)	(116)	(219)	(84)
Class B	–	–	–	(1)	–	–	(1)

Total distributions to shareholders	(5,665)	(933)	(1,657)	(446)	(4,567)	(3,117)	(96)

Share transactions[1]

Proceeds from the sale of shares
Class A	890,442	93,010	217,316	19,707	76,226	147,178	17,977
Class B	514	61	43	8	–	–	17

Reinvestment of distributions
Class A	5,660	932	1,656	444	4,567	3,117	95
Class B	5	1	1	2	–	–	1

Cost of shares redeemed
Class A	(438,419)	(80,943)	(88,510)	(10,631)	(47,962)	(60,988)	(13,051)
Class B	(409)	(84)	(110)	(2)	–	–	(8)

Net increase (decrease) in net assets from share transactions	457,793	12,977	130,396	9,528	32,831	89,307	5,031

Net increase (decrease) net assets	651,392	49,332	165,646	12,510	63,051	127,530	4,993

Net assets beginning of year	736,637	164,897	29,868	17,428	194,494	204,951	13,366

Net assets end of year	$1,388,029	$214,229	$195,514	$29,938	$257,545	$332,481	$18,359

Undistributed (excess of distributions over) net investment income	$13,588	$1,469	$(626)	$(1)	$4,078	$4,118	$452

[1] Share transactions

Shares sold
Class A	82,378	9,078	17,502	1,692	10,177	16,864	1,628
Class B	49	5	3	1	–	–	2

Reinvestment of distributions
Class A	482	83	114	36	564	329	8
Class B	–	–	–	–	–	–	–

Shares redeemed
Class A	(42,006)	(8,106)	(6,993)	(905)	(6,461)	(7,064)	(1,220)
Class B	(39)	(8)	(8)	–	–	–	(1)

Net increase
Class A	40,854	1,055	10,623	823	4,280	10,129	416

Class B	10	(3)	(5)	1	–	–	1

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$665,780	$148,313	$146,091	$20,264	$49,698	$115,811	$21,140
Proceeds from sales of securities	213,623	140,017	21,548	10,324	17,092	24,832	15,656

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund
Operations
Net investment income (loss)	$853	$16,642	$3,479	$5,158	$19,412	$31,057	$(1,545)
Net realized gain (loss)	2,045	7,352	20,132	8,293	(4,444)	2,851	8,336
Net change in unrealized appreciation (depreciation)	570	138,699	106,293	125,788	57,840	21,145	1,335

Net increase (decrease) in net assets from operations	3,468	162,693	129,904	139,239	72,808	55,053	8,126

Distributions to shareholders

From net investment income
Class A	–	(16,148)	(3,900)	(3,973)	(18,765)	(32,959)	–
Class B	–	(173)	(41)	(34)	(410)	(76)	–

From net realized gains
Class A	(5)	(1,499)	(5,074)	–	–	(2,136)	(43)
Class B	–	(14)	(45)	–	–	(5)	–

Total distributions to shareholders	(5)	(17,834)	(9,060)	(4,007)	(19,175)	(35,176)	(43)

Share transactions[1]

Proceeds from the sale of shares
Class A	38,421	750,051	310,004	350,676	605,120	896,319	187,156
Class B	45	4,752	2,706	2,939	8,016	1,206	83

Reinvestment of distributions
Class A	5	17,647	8,974	3,973	18,765	35,095	43
Class B	–	187	86	34	410	81	–

Cost of shares redeemed
Class A	(19,549)	(482,998)	(243,701)	(249,623)	(331,735)	(415,623)	(56,629)
Class B	(11)	(4,476)	(2,423)	(2,777)	(5,961)	(1,161)	(6)

Net increase (decrease) in net assets from share transactions	18,911	285,163	75,646	105,222	294,615	515,917	130,647

Net increase (decrease) net assets	22,374	430,022	196,490	240,454	348,248	535,794	138,730

Net assets beginning of year	16,761	911,278	474,320	474,365	740,039	795,770	62,384

Net assets end of year	$39,135	$1,341,300	$670,810	$714,819	$1,088,287	$1,331,564	$201,114

Undistributed (excess of distributions over) net investment income	$892	$869	$3,583	$4,923	$2,574	$9,505	$1,170

[1] Share transactions

Shares sold
Class A	3,256	77,940	25,510	32,370	52,262	75,467	18,459
Class B	4	490	221	277	655	99	8

Reinvestment of distributions
Class A	–	1,697	659	321	1,525	3,028	4
Class B	–	18	6	2	32	7	–

Shares redeemed
Class A	(1,667)	(50,160)	(20,294)	(23,289)	(28,959)	(34,873)	(5,569)
Class B	(1)	(460)	(200)	(261)	(491)	(95)	–

Net increase
Class A	1,589	29,477	5,875	9,402	24,828	43,622	12,894

Class B	3	48	27	18	196	11	8

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$41,173	$324,025	$132,619	$185,809	$289,589	$1,520,827 (a)	$–
Proceeds from sales of securities	21,444	23,426	62,502	77,490	14,276	1,006,541 (a)	–

(a) Amounts include $979,714 and $578,615 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Operations
Net investment income (loss)	$3,224	$446	$1,272	$20,742	$59,789	$55,424	$144
Net realized gain (loss)	(1,575)	11,529	18,845	83,465	89,455	24,259	4,635
Net change in unrealized appreciation (depreciation)	48,732	7,148	17,739	351	42,385	24,915	6,593

Net increase (decrease) in net assets from operations	50,381	19,123	37,856	104,558	191,629	104,598	11,372

Distributions to shareholders

From net investment income
Class A	(2,816)	(140)	–	(23,351)	(66,700)	(54,449)	(2)
Class B	(5)	–	–	(4)	(334)	(438)	–

From net realized gains
Class A	–	–	(3,486)	(33,407)	(121,072)	–	–
Class B	–	–	(3)	(5)	(561)	–	–

Total distributions to shareholders	(2,821)	(140)	(3,489)	(56,767)	(188,667)	(54,887)	(2)

Share transactions[1]

Proceeds from the sale of shares
Class A	175,167	108,211	282,213	1,234,087	2,118,433	697,735	102,497
Class B	114	81	274	317	6,025	3,520	78

Reinvestment of distributions
Class A	2,816	140	3,486	56,758	187,772	54,449	2
Class B	5	–	3	9	895	438	–

Cost of shares redeemed
Class A	(113,802)	(84,935)	(168,527)	(733,626)	(1,409,108)	(467,766)	(47,568)
Class B	(87)	(57)	(218)	(315)	(5,410)	(2,889)	(72)

Net increase (decrease) in net assets from share transactions	64,213	23,440	117,231	557,230	898,607	285,487	54,937

Net increase (decrease) net assets	111,773	42,423	151,598	605,021	901,569	335,198	66,307

Net assets beginning of year	290,479	108,410	233,736	1,190,065	2,362,580	572,502	20,112

Net assets end of year	$402,252	$150,833	$385,334	$1,795,086	$3,264,149	$907,700	$86,419

Undistributed (excess of distributions over) net investment income	$2,774	$357	$1,156	$21,452	$14,311	$3,530	$144

[1] Share transactions

Shares sold
Class A	18,487	12,793	34,097	101,200	164,806	106,216	11,079
Class B	12	9	34	27	448	492	8

Reinvestment of distributions
Class A	273	15	398	4,778	15,442	8,262	–
Class B	–	–	–	1	69	60	–

Shares redeemed
Class A	(12,134)	(10,596)	(21,640)	(60,012)	(109,862)	(71,615)	(5,434)
Class B	(9)	(6)	(28)	(26)	(398)	(406)	(8)

Net increase
Class A	6,626	2,212	12,855	45,966	70,386	42,863	5,645

Class B	3	3	6	2	119	146	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$144,405	$107,162	$205,917	$11,650,705 (a)	$15,336,618 (b)	$708,500	$90,569
Proceeds from sales of securities	82,498	82,516	105,942	10,943,193 (a)	12,963,538 (b)	442,150	35,933
(a) Amounts include $11,159,339 and $10,561,022 of purchases and sales, respectively, of U.S. Government Securities.
(b) Amounts include $7,951,562 and $6,640,461 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund
Operations
Net investment income (loss)	$144	$1,301	$3,008	$13,258	$18,302	$25,803	$12,800
Net realized gain (loss)	3,975	6,712	18,049	8,400	(5,179)	(2,932)	(26,280)
Net change in unrealized appreciation (depreciation)	5,218	8,145	83,644	45,561	133,910	274,473	288,389

Net increase (decrease) in net assets from operations	9,337	16,158	104,701	67,219	147,033	297,344	274,909

Distributions to shareholders

From net investment income
Class A	(80)	(1,221)	(1,034)	(20,853)	(28,187)	(30,938)	(17,998)
Class B	(13)	(3)	–	–	–	–	–

From net realized gains
Class A	(2,962)	–	(3,317)	–	–	–	–
Class B	(296)	–	(1)	–	–	–	–

Total distributions to shareholders	(3,351)	(1,224)	(4,352)	(20,853)	(28,187)	(30,938)	(17,998)

Share transactions[1]

Proceeds from the sale of shares
Class A	70,253	48,836	462,973	537,778	770,760	1,248,698	786,950
Class B	3,747	334	193	–	–	–	–

Reinvestment of distributions
Class A	3,042	1,221	4,351	20,853	28,187	30,938	17,998
Class B	309	3	1	–	–	–	–

Cost of shares redeemed
Class A	(32,810)	(44,992)	(148,454)	(249,387)	(274,030)	(459,835)	(400,802)
Class B	(2,706)	(713)	(157)	–	–	–	–

Net increase (decrease) in net assets from share transactions	41,835	4,689	318,907	309,244	524,917	819,801	404,146

Net increase (decrease) net assets	47,821	19,623	419,256	355,610	643,763	1,086,207	661,057

Net assets beginning of year	19,711	94,335	224,029	623,958	1,021,335	1,774,984	1,479,759

Net assets end of year	$67,532	$113,958	$643,285	$979,568	$1,665,098	$2,861,191	$2,140,816

Undistributed (excess of distributions over) net investment income	$54	$1,298	$3,650	$9,963	$15,493	$36,428	$17,358

[1] Share transactions

Shares sold
Class A	7,561	4,474	52,978	49,885	70,836	113,682	77,548
Class B	408	29	23	–	–	–	–

Reinvestment of distributions
Class A	306	103	443	1,897	2,477	2,624	1,610
Class B	31	–	–	–	–	–	–

Shares redeemed
Class A	(3,701)	(4,178)	(17,431)	(23,102)	(25,189)	(42,151)	(39,951)
Class B	(290)	(62)	(19)	–	–	–	–

Net increase
Class A	4,166	399	35,990	28,680	48,124	74,155	39,207

Class B	149	(33)	4	–	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$66,358	$41,014	$391,986	$423,532	$642,620	$1,015,444	$609,919
Proceeds from sales of securities	27,932	35,725	92,954	71,566	68,078	123,378	119,858

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Disciplined Moderate Fund	JNL/S&P Disciplined Moderate Growth Fund	JNL/S&P Disciplined Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund
Operations
Net investment income (loss)	$4,928	$4,792	$4,624	$1,713	$3,574	$10,482	$4,295
Net realized gain (loss)	(16,731)	(6,331)	(7,304)	842	31,721	17,941	38,315
Net change in unrealized appreciation (depreciation)	120,981	30,788	41,943	11,263	(3,418)	28,373	(5,059)

Net increase (decrease) in net assets from operations	109,178	29,249	39,263	13,818	31,877	56,796	37,550

Distributions to shareholders

From net investment income
Class A	(4,942)	(2,774)	(3,418)	(1,410)	(2,218)	(4,709)	(2,231)
Class B	–	–	–	–	(1)	(2)	(1)
From net realized gains
Class A	–	–	–	–	(10,989)	(16,446)	(30,955)
Class B	–	–	–	–	(2)	(6)	(10)

Total distributions to shareholders	(4,942)	(2,774)	(3,418)	(1,410)	(13,210)	(21,163)	(33,197)

Share transactions[1]

Proceeds from the sale of shares
Class A	283,174	222,980	204,344	63,794	185,820	306,563	231,383
Class B	–	–	–	–	19	207	265

Reinvestment of distributions
Class A	4,942	2,774	3,418	1,410	13,207	21,156	33,186
Class B	–	–	–	–	3	8	11

Cost of shares redeemed
Class A	(186,556)	(74,251)	(73,880)	(20,999)	(176,354)	(161,792)	(195,888)
Class B	–	–	–	–	(16)	(232)	(280)

Net increase (decrease) in net assets from share transactions	101,560	151,503	133,882	44,205	22,679	165,909	68,677

Net increase (decrease) net assets	205,796	177,978	169,727	56,613	41,346	201,542	73,031

Net assets beginning of year	582,868	168,455	206,365	80,863	254,745	239,550	246,686

Net assets end of year	$788,664	$346,433	$376,092	$137,476	$296,091	$441,092	$319,717

Undistributed (excess of distributions over) net investment income	$5,559	$5,554	$5,070	$1,787	$3,572	$10,367	$4,294

[1] Share transactions

Shares sold
Class A	25,933	24,318	24,521	8,108	18,201	32,831	22,688
Class B	–	–	–	–	2	23	25

Reinvestment of distributions
Class A	406	286	382	168	1,246	2,206	3,359
Class B	–	–	–	–	–	1	1

Shares redeemed
Class A	(17,261)	(8,277)	(9,009)	(2,719)	(17,375)	(17,417)	(19,275)
Class B	–	–	–	–	(1)	(25)	(27)

Net increase
Class A	9,078	16,327	15,894	5,557	2,072	17,620	6,772

Class B	–	–	–	–	1	(1)	(1)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$206,231	$218,125	$221,908	$75,724	$215,618	$274,054	$329,688
Proceeds from sales of securities	69,440	51,077	72,085	27,690	202,188	119,096	288,499

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/Select Balanced Fund	JNL/Select Money Market Fund	JNL/Select Value Fund	JNL/T.Rowe Price Established Growth Fund	JNL/T.Rowe Price Mid-Cap Growth Fund
Operations
Net investment income (loss)	$4,142	$6,453	$17,816	$–	$12,344	$(1,139)	$116
Net realized gain (loss)	18,842	41,174	30,137	6	29,547	10,801	53,310
Net change in unrealized appreciation (depreciation)	(2,417)	47,764	63,421	–	88,641	199,852	220,625

Net increase (decrease) in net assets from operations	20,567	95,391	111,374	6	130,532	209,514	274,051

Distributions to shareholders
From net investment income
Class A	(1,966)	–	(13,924)	(22)	(9,433)	(518)	(2,006)
Class B	(1)	–	(12)	–	(158)	(45)	(104)
From net realized gains
Class A	(5,597)	(559)	–	–	–	–	(26,025)
Class B	(1)	–	–	–	–	–	(723)

Total distributions to shareholders	(7,565)	(559)	(13,936)	(22)	(9,591)	(563)	(28,858)

Share transactions[1]

Proceeds from the sale of shares
Class A	213,276	337,075	649,943	980,496	634,322	790,504	632,488
Class B	94	–	356	5,729	3,298	5,179	7,021

Reinvestment of distributions
Class A	7,563	559	13,924	22	9,433	518	28,031
Class B	2	–	12	–	158	45	827

Cost of shares redeemed
Class A	(165,690)	(215,926)	(207,915)	(1,415,005)	(386,536)	(435,469)	(352,320)
Class B	(81)	–	(274)	(5,754)	(2,524)	(4,955)	(5,545)

Net increase (decrease) in net assets from share transactions	55,164	121,708	456,046	(434,513)	258,151	355,822	310,502

Net increase (decrease) net assets	68,166	216,540	553,484	(434,529)	379,092	564,773	555,695

Net assets beginning of year	213,036	627,405	737,719	1,147,781	776,233	946,856	849,266

Net assets end of year	$281,202	$843,945	$1,291,203	$713,252	$1,155,325	$1,511,629	$1,404,961

Undistributed (excess of distributions over) net investment income	$4,140	$45,475	$18,303	$(24)	$12,301	$(35)	$(2,016)

[1] Share transactions

Shares sold
Class A	22,554	33,956	41,987	980,495	39,952	42,408	24,104
Class B	10	–	22	5,729	205	280	271

Reinvestment of distributions
Class A	792	52	862	22	557	25	952
Class B	–	–	1	–	9	2	28

Shares redeemed
Class A	(17,898)	(21,977)	(13,478)	(1,415,005)	(24,426)	(23,316)	(13,670)
Class B	(9)	–	(17)	(5,754)	(158)	(266)	(214)

Net increase
Class A	5,448	12,031	29,371	(434,488)	16,083	19,119	11,386

Class B	1	–	6	(25)	56	16	85

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$261,736	$238,909	$1,290,355 (a )	$87,200 (b )	$484,374	$752,527	$525,172
Proceeds from sales of securities	210,196	70,812	852,952 (a )	92,777 (b )	226,029	405,692	260,525

(a) Amounts include $195,225 and $149,833 of purchases and sales, respectively, of U.S. Government Securities.

(b) Amounts include $56,971 and $68,971 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/T.Rowe Price Short- Term Bond Fund	JNL/T.Rowe Price Value Fund
Operations
Net investment income (loss)	$12,939	$17,758
Net realized gain (loss)	(704)	360
Net change in unrealized appreciation (depreciation)	6,379	127,179

Net increase (decrease) in net assets from operations	18,614	145,297

Distributions to shareholders
From net investment income
Class A	(9,874)	(9,950)
Class B	(1)	(6)
From net realized gains
Class A	–	–
Class B	–	–

Total distributions to shareholders	(9,875)	(9,956)

Share transactions[1]
Proceeds from the sale of shares
Class A	777,055	677,873
Class B	181	220

Reinvestment of distributions
Class A	9,874	9,950
Class B	1	6

Cost of shares redeemed
Class A	(407,604)	(414,580)
Class B	(309)	(255)

Net increase (decrease) in net assets from share transactions	379,198	273,214

Net increase (decrease) net assets	387,937	408,555

Net assets beginning of year	485,043	728,221

Net assets end of year	$872,980	$1,136,776

Undistributed (excess of distributions over) net investment income	$14,163	$17,730

[1] Share transactions
Shares sold
Class A	78,433	69,177
Class B	18	21

Reinvestment of distributions
Class A	1,003	946
Class B	–	1

Shares redeemed
Class A	(41,040)	(42,343)
Class B	(31)	(26)

Net increase
Class A	38,396	27,780

Class B	(13)	(4)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$741,122 (a )	$513,331
Proceeds from sales of securities	384,802 (a )	235,227

(a) Amounts include $210,132 and $87,334 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)		Net Investment Income (Loss) to Average Net Assets(d)
JNL/American Funds Blue Chip Income and Growth Fund(e)
Class A
06/30/2011	$10.39	$0.01	$0.35	$0.36	$–	$–		$10.75	3.46%	$302,262	1%	0.65(f	) %	0.17 (f	) %
12/31/2010*	10.00	0.29	0.10	0.39	–	–		10.39	3.90	148,996	5	0.65(f	)	4.51 (f	)
Class B
06/30/2011	10.41	0.04	0.33	0.37	–	–		10.78	3.55	32	1	0.40(f	)	0.69 (f	)
12/31/2010*	10.00	0.42	(0.01)	0.41	–	–		10.41	4.10	9	5	0.40(f	)	6.57 (f	)
JNL/American Funds Global Bond Fund(e)
Class A
06/30/2011	10.45	0.13	0.31	0.44	–	–		10.89	4.21	234,935	1	0.55(f	)	2.43 (f	)
12/31/2010*	10.00	0.48	(0.03)	0.45	–	–		10.45	4.50	105,262	5	0.55(f	)	6.97 (f	)
Class B
06/30/2011	10.47	0.10	0.35	0.45	–	–		10.92	4.30	94	1	0.30(f	)	1.92 (f	)
12/31/2010*	10.00	0.63	(0.16)	0.47	–	–		10.47	4.70	79	5	0.30(f	)	8.98 (f	)
JNL/American Funds Global Small Capitalization Fund(e)
Class A
06/30/2011	11.15	0.14	(0.10)	0.04	–	–		11.19	0.36	127,275	7	0.55(f	)	2.44 (f	)
12/31/2010*	10.00	0.13	1.02	1.15	–	–		11.15	11.50	80,924	4	0.55(f	)	1.93 (f	)
Class B
06/30/2011	11.16	0.13	(0.07)	0.06	–	–		11.22	0.54	35	7	0.30(f	)	2.39 (f	)
12/31/2010*	10.00	0.22	0.94	1.16	–	–		11.16	11.60	23	4	0.30(f	)	3.11 (f	)
JNL/American Funds Growth-Income Fund(e)
Class A
06/30/2011	10.45	0.01	0.43	0.44	–	–		10.89	4.21	351,886	1	0.70(f	)	0.13 (f	)
12/31/2010*	10.00	0.24	0.21	0.45	–	–		10.45	4.50	174,494	0	0.70(f	)	3.72 (f	)
Class B
06/30/2011	10.46	0.03	0.43	0.46	–	–		10.92	4.40	67	1	0.45(f	)	0.48 (f	)
12/31/2010*	10.00	0.27	0.19	0.46	–	–		10.46	4.60	23	0	0.45(f	)	4.22 (f	)
JNL/American Funds International Fund(e)
Class A
06/30/2011	10.85	0.00	0.46	0.46	–	–		11.31	4.24	195,248	1	0.70(f	)	0.09 (f	)
12/31/2010*	10.00	0.27	0.58	0.85	–	–		10.85	8.50	102,766	3	0.70(f	)	3.92 (f	)
Class B
06/30/2011	10.87	0.02	0.45	0.47	–	–		11.34	4.32	43	1	0.45(f	)	0.33 (f	)
12/31/2010*	10.00	0.46	0.41	0.87	–	–		10.87	8.70	20	3	0.45(f	)	6.65 (f	)
JNL/American Funds New World Fund(e)
Class A
06/30/2011	11.36	0.04	0.05	0.09	–	–		11.45	0.79	223,890	4	0.65(f	)	0.72 (f	)
12/31/2010*	10.00	0.27	1.09	1.36	–	–		11.36	13.60	133,465	0	0.65(f	)	3.78 (f	)
Class B
06/30/2011	11.37	0.04	0.08	0.12	–	–		11.49	0.97	25	4	0.40(f	)	0.69 (f	)
12/31/2010*	10.00	0.28	1.09	1.37	–	–		11.37	13.70	18	0	0.40(f	)	3.94 (f	)
JNL Institutional Alt 20 Fund(e)
Class A
06/30/2011	14.32	(0.01)	0.71	0.70	–	–		15.02	4.89	823,752	8	0.19		(0.19)
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	)(g)	14.32	13.06	615,034	3	0.20		1.91
12/31/2009*	10.00	0.45	2.28	2.73	–	–		12.73	27.30	199,516	3	0.20		4.93
JNL Institutional Alt 35 Fund(e)
Class A
06/30/2011	15.05	(0.01)	0.79	0.78	–	–		15.83	5.18	1,265,359	11	0.18		(0.18)
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36	885,456	2	0.20		1.79
12/31/2009*	10.00	0.44	2.80	3.24	–	–		13.24	32.40	308,516	6	0.20		4.72
JNL Institutional Alt 50 Fund(e)
Class A
06/30/2011	15.49	(0.01)	0.79	0.78	–	–		16.27	5.04	1,543,147	10	0.17		(0.17)
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90	1,077,623	2	0.20		1.82
12/31/2009*	10.00	0.49	3.08	3.57	–	–		13.57	35.70	361,516	13	0.20		5.06

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)		Net Investment Income (Loss) to Average Net Assets(d)
JNL Institutional Alt 65 Fund(e)
Class A
06/30/2011	$16.07	$(0.01)	$0.84	$0.83	$–	$–	$16.90	5.16%	$1,094,555	11%		0.18%		(0.18)%
12/31/2010	13.97	0.22	1.99	2.21	(0.07)	(0.04)	16.07	15.85	728,410	5		0.20		1.52
12/31/2009 *	10.00	0.47	3.50	3.97	–	–	13.97	39.70	229,813	24		0.20		4.80
JNL/BlackRock Commodity Securities Fund
Class A
06/30/2011	11.02	(0.02)	0.12	0.10	–	–	11.12	0.91	1,173,683	7		0.98		(0.33)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)	–	11.02	17.44	1,000,238	102		1.00		0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)	–	9.41	50.17	641,108	108		1.03		0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)	(0.43)	6.31	(51.30)	214,651	71		1.04		1.67
12/31/2007 *	10.00	0.07	3.83	3.90	–	–	13.90	39.00	388,379	51		1.05		0.57
Class B
06/30/2011	11.06	(0.01)	0.12	0.11	–	–	11.17	0.99	895	7		0.78		(0.13)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)	–	11.06	17.59	694	102		0.80		1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	–	9.44	50.34	538	108		0.83		1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)	(0.43)	6.33	(51.18)	270	71		0.84		1.94
12/31/2007 *	10.00	0.12	3.81	3.93	–	–	13.93	39.30	302	51		0.85		0.96
JNL/BlackRock Global Allocation Fund(e)
Class A
06/30/2011	10.35	(0.03)	0.38	0.35	–	–	10.70	3.38	280,973	13		0.59(f	)	(0.59	)(f)
12/31/2010 *	10.00	0.28	0.07	0.35	–	–	10.35	3.50	179,580	5		0.59(f	)	12.50	(f)
Class B
06/30/2011	10.35	(0.02)	0.40	0.38	–	–	10.73	3.67	1	13		0.39(f	)	(0.39	)(f)
12/31/2010 *	10.00	0.33	0.02	0.35	–	–	10.35	3.50	20	5		0.39(f	)	14.63	(f)
JNL/Capital Guardian Global Balanced Fund
Class A
06/30/2011	9.52	0.09	0.23	0.32	–	–	9.84	3.36	392,913	22 (h	)	1.01		1.93
12/31/2010	8.82	0.14	0.65	0.79	(0.09)	–	9.52	9.01	358,593	47 (h	)	1.01		1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	–	8.82	22.48	279,806	78		1.01		1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)	7.35	(28.29)	183,572	70		1.01		2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96	197,825	155		0.98		1.60
12/31/2006	11.03	0.18	1.01	1.19	(0.10)	(0.20)	11.92	10.79	162,743	62		1.02		1.55
Class B
06/30/2011	9.75	0.10	0.23	0.33	–	–	10.08	3.38	424	22 (h	)	0.81		2.11
12/31/2010	9.01	0.16	0.68	0.84	(0.10)	–	9.75	9.40	421	47 (h	)	0.81		1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)	–	9.01	22.75	411	78		0.81		2.04
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)	(1.06)	7.50	(28.22)	189	70		0.81		2.74
12/31/2007	12.07	0.23	0.74	0.97	(0.12)	(0.75)	12.17	8.24	290	155		0.78		1.78
12/31/2006	11.14	0.20	1.03	1.23	(0.10)	(0.20)	12.07	10.98	166	62		0.82		1.75
JNL/Capital Guardian Global Diversified Research Fund
Class A
06/30/2011	23.23	0.17	1.07	1.24	–	–	24.47	5.34	333,926	21		1.08		1.41
12/31/2010	20.92	0.21	2.25	2.46	(0.15)	–	23.23	11.77	436,897	30		1.08		1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	–	20.92	38.32 (i )	332,577	85		1.09		0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	–	–	15.33	(42.52)	163,107	96		1.09		2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	–	26.67	20.65	232,460	195		1.10		(0.11)
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	–	22.23	13.31	160,207	116		1.10		0.35
Class B
06/30/2011	23.40	0.21	1.05	1.26	–	–	24.66	5.38	337	21		0.88		1.72
12/31/2010	21.05	0.25	2.27	2.52	(0.17)	–	23.40	12.01	311	30		0.88		1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)	–	21.05	38.63 (i )	329	85		0.89		1.19
12/31/2008	26.75	0.44	(11.78)	(11.34)	–	–	15.41	(42.39)	161	96		0.89		2.05
12/31/2007	22.39	0.01	4.65	4.66	(0.30)	–	26.75	20.87	133	195		0.90		0.05
12/31/2006	19.76	0.10	2.58	2.68	(0.05)	–	22.39	13.57	204	116		0.90		0.49

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Capital Guardian U.S. Growth Equity Fund
Class A
06/30/2011	$21.19	$0.01	$1.13	$1.14	$–		$–		$22.33	5.38%	$531,786	21%	0.95%	0.09%
12/31/2010	18.85	0.04	2.35	2.39	(0.05)		–		21.19	12.67	894,742	34	0.95	0.21
12/31/2009	13.99	0.09	4.79	4.88	(0.02)		–		18.85	34.91	554,978	55	0.98	0.57
12/31/2008	23.68	0.06	(9.75)	(9.69)	(0.00	)(g)	–		13.99	(40.92)	195,824	47	0.99	0.29
12/31/2007	21.58	(0.00)	2.10	2.10	–		–		23.68	9.73	226,712	190	1.00	(0.01)
12/31/2006	20.63	(0.01)	0.96	0.95	–		–		21.58	4.60	186,424	89	0.99	(0.07)
Class B
06/30/2011	21.43	0.03	1.14	1.17	–		–		22.60	5.46	246	21	0.75	0.26
12/31/2010	19.03	0.08	2.39	2.47	(0.07)		–		21.43	12.96	227	34	0.75	0.40
12/31/2009	14.11	0.12	4.84	4.96	(0.04)		–		19.03	35.16	310	55	0.78	0.73
12/31/2008	23.88	0.09	(9.84)	(9.75)	(0.02)		–		14.11	(40.81)	157	47	0.79	0.47
12/31/2007	21.72	0.04	2.12	2.16	–		–		23.88	9.94	210	190	0.80	0.19
12/31/2006	20.71	0.02	0.99	1.01	–		–		21.72	4.88	173	89	0.80	0.12
JNL/Eagle Core Equity Fund
Class A
06/30/2011	7.33	0.02	0.36	0.38	–		–		7.71	5.18	239,254	29	0.93	0.61
12/31/2010	6.57	0.05	0.73	0.78	(0.02)		–		7.33	11.86	203,409	52	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		–		6.57	33.83	84,192	36	0.96	0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)		4.96	(39.04)	42,644	57	0.96	1.35
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)		(2.42)		14.53	0.59	81,088	43	0.94	1.13
12/31/2006	15.33	0.15	1.74	1.89	(0.00	)(g)	–		17.22	12.35	177,972	109	0.96	0.92
Class B
06/30/2011	7.65	0.03	0.38	0.41	–		–		8.06	5.36	134	29	0.73	0.81
12/31/2010	6.85	0.06	0.76	0.82	(0.02)		–		7.65	12.02	119	52	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)		–		6.85	34.26	94	36	0.76	1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)		(3.47)		5.16	(38.93)	138	57	0.76	1.55
12/31/2007	17.35	0.25	(0.12)	0.13	(0.13)		(2.42)		14.93	0.84	220	43	0.74	1.41
12/31/2006	15.42	0.19	1.74	1.93	(0.00	)(g)	–		17.35	12.53	175	109	0.76	1.16
JNL/Eagle SmallCap Equity Fund
Class A
06/30/2011	21.88	(0.08)	2.95	2.87	–		–		24.75	13.12	832,933	20	0.99	(0.66)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)		–		21.88	35.73	589,399	50	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	–		–		16.14	35.52	279,448	67	1.03	0.34
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	–		(0.85)		11.91	(38.34)	164,108	69	1.03	(0.25)
12/31/2007	22.19	(0.11)	2.65	2.54	–		(4.00)		20.73	12.14	231,713	81	1.03	(0.45)
12/31/2006	20.13	(0.15)	4.17	4.02	–		(1.96)		22.19	20.03	199,096	68	1.05	(0.67)
Class B
06/30/2011	22.25	(0.05)	3.00	2.95	–		–		25.20	13.26	703	20	0.79	(0.46)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)		–		22.25	35.94	531	50	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	–		–		16.40	35.76	248	67	0.83	0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	–		(0.85)		12.08	(38.20)	183	69	0.83	(0.03)
12/31/2007	22.36	(0.06)	2.66	2.60	–		(4.00)		20.96	12.32	217	81	0.83	(0.24)
12/31/2006	20.22	(0.10)	4.20	4.10	–		(1.96)		22.36	20.34	245	68	0.85	(0.46)
JNL/Franklin Templeton Founding Strategy Fund(e)
Class A
06/30/2011	8.83	(0.00)	0.58	0.58	–		–		9.41	6.57	1,151,826	2	0.05	(0.05)
12/31/2010	8.22	0.14	0.71	0.85	(0.24)		–		8.83	10.39	1,037,981	3	0.05	1.72
12/31/2009	6.32	0.29	1.61	1.90	(0.00	)(g)	–		8.22	30.13	838,759	5	0.06	4.15
12/31/2008	10.09	(0.00)	(3.66)	(3.66)	(0.11)		(0.00	) (g)	6.32	(36.13)	580,801	14	0.06	(0.02)
12/31/2007 *	10.00	0.24	(0.15)	0.09	–		–		10.09	0.90	800,395	9	0.05	2.42

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)		Net Investment Income (Loss) to Average Net Assets(d)
JNL/Franklin Templeton Global Growth Fund
Class A
06/30/2011	$8.08	$0.10	$0.60	$0.70	$–		$–		$8.78	8.66%	$562,397	10%		1.06%		2.40%
12/31/2010	7.64	0.10	0.44	0.54	(0.10)		–		8.08	7.07	475,458	5		1.08		1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		–		7.64	31.06	375,505	5		1.10		1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	(0.00	)(g)	(0.00	)(g)	5.92	(40.72)	236,023	11		1.11		2.18
12/31/2007 *	10.00	0.11	(0.05)	0.06	(0.06)		(0.01)		9.99	0.63	318,542	3		1.10		1.15
Class B
06/30/2011	8.10	0.11	0.60	0.71	–		–		8.81	8.77	345	10		0.86		2.63
12/31/2010	7.65	0.12	0.44	0.56	(0.11)		–		8.10	7.32	283	5		0.88		1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)		–		7.65	31.21	219	5		0.90		1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	(0.00	)(g)	(0.00	)(g)	5.93	(40.50)	153	11		0.91		2.48
12/31/2007 *	10.00	0.16	(0.08)	0.08	(0.10)		(0.01)		9.97	0.82	211	3		0.90		1.58
JNL/Franklin Templeton Income Fund
Class A
06/30/2011	10.10	0.30	0.25	0.55	–		–		10.65	5.45	1,246,400	8		0.95		5.77
12/31/2010	9.29	0.50	0.66	1.16	(0.35)		–		10.10	12.57	1,061,794	33		0.96		5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		–		9.29	32.92	728,236	39		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)		–		7.39	(29.74)	432,233	56		1.00		7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)		(0.02)		10.53	1.85	549,659	21 (j)		1.02		5.45
12/31/2006 *	10.00	0.34	0.64	0.98	(0.26)		(0.02)		10.70	9.78	64,653	43		1.10		4.85
Class B
06/30/2011	9.76	0.30	0.24	0.54	–		–		10.30	5.53	435	8		0.75		6.00
12/31/2010	8.98	0.50	0.64	1.14	(0.36)		–		9.76	12.79	346	33		0.76		5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)		–		8.98	33.07	388	39		0.80		6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)		–		7.16	(29.51)	228	56		0.80		7.39
12/31/2007	10.63	0.59	(0.38)	0.21	(0.65)		(0.02)		10.17	1.96	170	21	(j)	0.83		5.37
12/31/2006 *	10.00	0.35	0.65	1.00	(0.35)		(0.02)		10.63	10.01	114	43		0.90		5.06
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
06/30/2011	8.17	0.04	0.01	0.05	–		–		8.22	0.61	233,656	11		1.31		1.02
12/31/2010	6.85	0.14	1.27	1.41	(0.09)		–		8.17	20.55	213,824	162		1.30		1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)		–		6.85	52.93	144,004	46		1.31		0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)		–		4.53	(54.00)	44,755	53		1.31		1.88
12/31/2007 *	10.00	0.00	(0.13)	(0.13)	–		–		9.87	(1.30)	73,063	2		1.30		0.22
Class B
06/30/2011	8.21	0.05	0.01	0.06	–		–		8.27	0.73	184	11		1.11		1.18
12/31/2010	6.88	0.14	1.28	1.42	(0.09)		–		8.21	20.70	181	162		1.10		2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)		–		6.88	53.05	218	46		1.11		0.88
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)		–		4.55	(53.84)	80	53		1.11		2.01
12/31/2007 *	10.00	0.00	(0.12)	(0.12)	–		–		9.88	(1.20)	108	2		1.11		0.43
JNL/Franklin Templeton Mutual Shares Fund
Class A
06/30/2011	8.48	0.09	0.42	0.51	–		–		8.99	6.01	698,955	17		1.07		2.14
12/31/2010	7.61	0.24	0.63	0.87	(0.00	)(g)	–		8.48	11.45	594,707	33		1.06		3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		–		7.61	26.74	423,572	61		1.11	(k)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	–		(0.02)		6.20	(37.90)	255,941	49		1.08	(k)	1.67
12/31/2007 *	10.00	0.16	(0.14)	0.02	–		–		10.02	0.20	344,535	33		1.07	(k)	1.60
Class B
06/30/2011	8.52	0.10	0.43	0.53	–		–		9.05	6.22	423	17		0.87		2.34
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		–		8.52	11.66	358	33		0.86		3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)		–		7.64	27.00	282	61		0.91	(k)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	–		(0.02)		6.22	(37.76)	170	49		0.88	(k)	2.13
12/31/2007 *	10.00	0.13	(0.10)	0.03	–		–		10.03	0.30	210	33		0.86	(k)	1.29

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)				Distributions from		Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Franklin Templeton Small Cap Value Fund
Class A
06/30/2011	$11.02	$0.02	$0.27	$0.29	$–	$–	$11.31	2.63%	$415,688	3%		1.12%	0.32%
12/31/2010	8.72	0.05	2.29	2.34	(0.04)	–	11.02	26.84	294,200	9		1.14	0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)	–	8.72	33.80	167,589	2		1.16	0.89
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16	0.80
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6		1.16	0.67
Class B
06/30/2011	10.98	0.03	0.27	0.30	–	–	11.28	2.73	413	3		0.92	0.51
12/31/2010	8.68	0.07	2.28	2.35	(0.05)	–	10.98	27.07	400	9		0.94	0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	–	8.68	33.96	237	2		0.96	1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14		0.96	1.33
12/31/2007	12.89	0.13	(0.89)	(0.76)	(0.18)	(0.60)	11.35	(5.89)	123	26		0.96	0.96
12/31/2006	11.04	0.11	1.87	1.98	(0.02)	(0.11)	12.89	17.93	239	6		0.95	0.88
JNL/Goldman Sachs Core Plus Bond Fund
Class A
06/30/2011	12.14	0.13	0.15	0.28	–	–	12.42	2.31	986,527	563	(l)	0.88	2.18
12/31/2010	11.68	0.28	0.60	0.88	(0.29)	(0.13)	12.14	7.63	1,056,413	977	(l)	0.88	2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(l)	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	–	12.01	6.91	614,033	186	(l)	0.91	4.79
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	–	11.60	4.77	460,890	113	(l)	0.92	4.81
Class B
06/30/2011	12.30	0.15	0.15	0.30	–	–	12.60	2.44	235	563	(l)	0.68	2.39
12/31/2010	11.83	0.32	0.59	0.91	(0.31)	(0.13)	12.30	7.75	246	977	(l)	0.68	2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(l)	0.70	4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462		0.70	4.95
12/31/2007	12.05	0.61	0.25	0.86	(0.78)	–	12.13	7.18	171	186	(l)	0.71	4.99
12/31/2006	11.49	0.58	(0.01)	0.57	(0.01)	–	12.05	4.94	259	113	(l)	0.72	5.01
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
06/30/2011	13.65	0.22	0.58	0.80	–	–	14.45	5.86	927,453	75		1.07	3.16
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)	13.65	16.07	762,892	160		1.08	4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	–	11.89	23.06	193,046	94		1.11	3.89
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	–	–	9.67	(3.30)	28,973	44		1.11	3.92
Class B
06/30/2011	13.70	0.23	0.59	0.82	–	–	14.52	5.99	346	75		0.87	3.30
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)	13.70	16.22	442	160		0.88	4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	–	11.92	23.38	197	94		0.91	4.23
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	–	–	9.67	(3.30)	97	44		0.91	4.06
JNL/Goldman Sachs Mid Cap Value Fund
Class A
06/30/2011	10.60	0.03	0.58	0.61	–	–	11.21	5.75	758,914	35		1.01	0.49
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	–	10.60	24.40	496,550	85		1.02	0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	–	8.56	32.65	275,024	113		1.03	1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)	6.51	(36.09)	134,460	98		1.04	0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117		1.03	1.01
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47		1.05	0.90
Class B
06/30/2011	10.61	0.04	0.59	0.63	–	–	11.24	5.94	10,486	35		0.81	0.66
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	–	10.61	24.62	9,541	85		0.82	0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	–	8.56	33.09	5,701	113		0.83	1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)	6.50	(36.03)	244	98		0.84	1.11
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)	12.83	2.97	210	117		0.83	1.16
12/31/2006	11.40	0.13	1.70	1.83	(0.06)	(0.18)	12.99	16.06	206	47		0.85	1.09

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)		Net Investment Income (Loss) to Average Net Assets(d)
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
06/30/2011	$8.19	$(0.00)	$0.11	$0.11	$–	$–	$8.30	1.34%	$112,112	88%	2.02	(m) %	(0.07	) %
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	–	8.19	8.70	115,234	639	1.88	(m)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	–	7.58	24.86	90,306	909	1.54	(m)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	–	(0.61)	6.11	(37.68)	41,879	455	1.59	(m)	0.98
12/31/2007 *	10.00	(0.02)	0.87	0.85	–	–	10.85	8.50	68,632	240	2.26	(m)	(0.19)
Class B
06/30/2011	8.24	0.01	0.12	0.13	–	–	8.37	1.58	187	88	1.82	(m)	0.13
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	–	8.24	8.92	170	639	1.68	(m)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	–	7.62	25.07	147	909	1.34	(m)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	–	(0.61)	6.14	(37.51)	93	455	1.39	(m)	1.22
12/31/2007 *	10.00	0.00	0.87	0.87	–	–	10.87	8.70	117	240	2.07	(m)	(0.01)
JNL/Invesco Global Real Estate Fund
Class A
06/30/2011	8.50	0.12	0.36	0.48	–	–	8.98	5.65	776,336	40	1.06		2.65
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	–	8.50	17.15	661,172	70	1.06		2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	–	7.53	32.53	342,951	65	1.07		2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)	5.79	(35.71)	145,218	117	1.03		2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)	12.44	(15.01)	184,451	76	1.02		1.29
12/31/2006	11.70	0.42	3.84	4.26	(0.05)	(0.11)	15.80	36.38	254,557	37	1.02		2.98
Class B
06/30/2011	8.57	0.12	0.37	0.49	–	–	9.06	5.72	743	40	0.86		2.83
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	–	8.57	17.37	616	70	0.86		2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	–	7.58	32.86	404	65	0.87		3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)	5.82	(35.61)	294	117	0.83		2.93
12/31/2007	15.83	0.24	(2.60)	(2.36)	(0.14)	(0.81)	12.52	(14.82)	368	76	0.82		1.55
12/31/2006	11.72	0.44	3.85	4.29	(0.07)	(0.11)	15.83	36.59	378	37	0.82		3.13
JNL/Invesco International Growth Fund
Class A
06/30/2011	10.34	0.16	0.49	0.65	–	–	10.99	6.29	691,660	14	1.01		3.10
12/31/2010	9.27	0.11	1.03	1.14	(0.07)	–	10.34	12.31	588,008	32	1.02		1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	–	9.27	36.99 (n)	431,595	27	1.04		1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)	249,897	53	1.03		2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)	–	15.74	9.70	475,302	105	1.03		1.90
12/31/2006	12.03	0.18	2.55	2.73	(0.21)	–	14.55	22.67	259,811	12	1.06		1.35
Class B
06/30/2011	10.81	0.18	0.51	0.69	–	–	11.50	6.38	495	14	0.81		3.25
12/31/2010	9.68	0.14	1.07	1.21	(0.08)	–	10.81	12.52	485	32	0.82		1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	–	9.68	39.94 (n)	386	27	0.84		0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)	(2.39)	7.04	(40.85)	9,418	53	0.83		2.27
12/31/2007	14.82	0.33	1.14	1.47	(0.30)	–	15.99	9.96	15,987	105	0.83		2.08
12/31/2006	12.08	0.13	2.64	2.77	(0.03)	–	14.82	22.97	14,618	12	0.85		0.88

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Invesco Large Cap Growth Fund
Class A
06/30/2011	$12.59	$(0.02)	$0.72	$0.70	$–		$–	$13.29	5.56%	$1,098,245	53%	0.96%	(0.31	) %
12/31/2010	10.75	0.03	1.84	1.87	(0.03)		–	12.59	17.41	910,935	169	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)		–	10.75	24.29	624,156	57	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)		(0.59)	8.67	(37.66)	350,826	56	0.97	0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)		(0.66)	14.93	15.75	525,103	71	0.99	0.17
12/31/2006	12.51	0.02	0.96	0.98	(0.00	)(g)	–	13.49	7.86	396,703	90	1.00	0.12
Class B
06/30/2011	12.69	(0.01)	0.73	0.72	–		–	13.41	5.67	834	53	0.76	(0.12)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)		–	12.69	17.69	778	169	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)		–	10.82	24.57	587	57	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)		(0.59)	8.72	(37.55)	404	56	0.77	0.52
12/31/2007	13.55	0.05	2.11	2.16	(0.03)		(0.66)	15.02	16.05	436	71	0.80	0.36
12/31/2006	12.55	0.04	0.97	1.01	(0.01)		–	13.55	8.07	344	90	0.80	0.32
JNL/Invesco Small Cap Growth Fund
Class A
06/30/2011	12.76	(0.04)	1.58	1.54	–		–	14.30	12.07	235,518	19	1.15	(0.64)
12/31/2010	10.11	(0.05)	2.70	2.65	–		–	12.76	26.21	149,999	35	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	–		–	10.11	34.80	92,793	33	1.16	(0.17)
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	–		(1.33)	7.50	(39.73)	40,314	42	1.16	(0.32)
12/31/2007	14.27	(0.10)	1.71	1.61	–		(1.06)	14.82	11.37	73,951	37	1.15	(0.64)
12/31/2006	13.52	(0.11)	2.07	1.96	–		(1.21)	14.27	14.49	53,265	54	1.16	(0.79)
Class B
06/30/2011	12.98	(0.03)	1.61	1.58	–		–	14.56	12.17	468	19	0.95	(0.44)
12/31/2010	10.26	(0.03)	2.75	2.72	–		–	12.98	26.51	414	35	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	–		–	10.26	35.00	157	33	0.96	0.01
12/31/2008	14.95	(0.01)	(6.01)	(6.02)	–		(1.33)	7.60	(39.58)	103	42	0.96	(0.10)
12/31/2007	14.36	(0.07)	1.72	1.65	–		(1.06)	14.95	11.58	111	37	0.95	(0.47)
12/31/2006	13.57	(0.08)	2.08	2.00	–		(1.21)	14.36	14.74	215	54	0.96	(0.58)
JNL/Ivy Asset Strategy Fund
Class A
06/30/2011	11.43	0.02	0.76	0.78	–		–	12.21	6.82	1,552,763	30	1.22	0.28
12/31/2010	10.41	0.09	0.93	1.02	(0.00	)(g)	–	11.43	9.81	975,565	96	1.25	0.90
12/31/2009 *	10.00	0.01	0.40	0.41	–		–	10.41	4.10	196,774	16	1.25	0.52
Class B
06/30/2011	11.45	0.03	0.76	0.79	–		–	12.24	6.90	337	30	1.02	0.44
12/31/2010	10.41	0.10	0.94	1.04	(0.00	)(g)	–	11.45	10.01	280	96	1.05	0.95
12/31/2009 *	10.00	0.01	0.40	0.41	–		–	10.41	4.10	203	16	1.05	0.47
JNL/JPMorgan International Value Fund
Class A
06/30/2011	7.52	0.16	0.34	0.50	–		–	8.02	6.65	701,290	36	1.00	3.98
12/31/2010	7.17	0.12	0.42	0.54	(0.19)		–	7.52	7.58	607,358	71	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)		–	7.17	30.17	549,144	92	1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)		(1.91)	5.72	(44.49)	346,379	90	1.01	3.40
12/31/2007	14.02	0.27	1.36	1.63	(0.17)		(1.13)	14.35	11.97	727,077	98	1.01	1.81
12/31/2006	10.94	0.26	3.23	3.49	(0.08)		(0.33)	14.02	31.98	485,663	83	1.04	2.09
Class B
06/30/2011	7.68	0.16	0.35	0.51	–		–	8.19	6.64	610	36	0.80	4.02
12/31/2010	7.31	0.13	0.44	0.57	(0.20)		–	7.68	7.86	587	71	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)		–	7.31	30.60	546	92	0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)		(1.91)	5.82	(44.44)	458	90	0.81	3.55
12/31/2007	14.23	0.31	1.38	1.69	(0.22)		(1.13)	14.57	12.23	467	98	0.81	2.01
12/31/2006	11.07	0.28	3.29	3.57	(0.08)		(0.33)	14.23	32.27	390	83	0.84	2.14

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/JPMorgan Mid Cap Growth Fund
Class A
06/30/2011	$20.02	$(0.03)	$1.78	$1.75	$–	$–	$21.77	8.74%	$376,382	36%		1.00%	(0.28	) %
12/31/2010	15.94	(0.03)	4.11	4.08	–	–	20.02	25.60	232,386	84		1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	–	–	15.94	42.96	163,690	82		1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	–	–	11.15	(44.44)	91,958	105		1.02	(0.30)
12/31/2007	18.59	(0.03)	1.51	1.48	–	–	20.07	7.96	184,228	184		1.01	(0.16)
12/31/2006	16.59	(0.01)	2.01	2.00	–	–	18.59	12.06	221,504	151		1.01	(0.07)
Class B
06/30/2011	20.30	(0.01)	1.80	1.79	–	–	22.09	8.82	204	36		0.80	(0.10)
12/31/2010	16.13	0.00	4.17	4.17	–	–	20.30	25.85	185	84		0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	–	–	16.13	43.25	114	82		0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	–	–	11.26	(44.31)	158	105		0.82	(0.08)
12/31/2007	18.70	0.01	1.51	1.52	–	–	20.22	8.13	234	184		0.81	0.03
12/31/2006	16.65	0.02	2.03	2.05	–	–	18.70	12.31	163	151		0.81	0.14
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/2011	12.94	0.23	0.18	0.41	–	–	13.35	3.17	1,013,795	6		0.71	3.53
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	–	12.94	7.34	918,334	9		0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	–	12.39	3.69	693,017	12		0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	–	12.25	6.53	680,849	14		0.76	4.06
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	–	11.74	6.38	265,662	57	(o)	0.78	4.51
12/31/2006	11.07	0.46	(0.10)	0.36	–	–	11.43	3.25	235,088	114	(o)	0.79	4.16
Class B
06/30/2011	13.47	0.25	0.19	0.44	–	–	13.91	3.27	1,294	6		0.51	3.75
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	–	13.47	7.53	523	9		0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	–	12.88	3.92	564	12		0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	–	12.71	6.73	897	14		0.56	4.11
12/31/2007	11.89	0.57	0.22	0.79	(0.52)	–	12.16	6.64	138	57	(o)	0.58	4.71
12/31/2006	11.50	0.50	(0.11)	0.39	–	–	11.89	3.39	140	114	(o)	0.59	4.36
JNL/Lazard Emerging Markets Fund
Class A
06/30/2011	12.09	0.17	(0.25)	(0.08)	–	–	12.01	(0.66)	1,470,262	13		1.22	2.83
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	–	12.09	21.91	1,386,967	23		1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	–	9.96	71.74	735,862	49		1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64		1.28	3.21
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	–	14.47	31.81	411,866	53		1.29	1.37
12/31/2006 *	10.00	0.10	0.89	0.99	–	–	10.99	9.90	88,626	28		1.35	1.52
Class B
06/30/2011	12.14	0.18	(0.25)	(0.07)	–	–	12.07	(0.58)	989	13		1.02	2.98
12/31/2010	9.98	0.22	2.00	2.22	(0.06)	–	12.14	22.24	1,062	23		1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	–	9.98	71.96	775	49		1.07	2.13
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64		1.08	3.28
12/31/2007	11.00	0.21	3.32	3.53	(0.04)	–	14.49	32.12	347	53		1.09	1.63
12/31/2006 *	10.00	0.11	0.89	1.00	–	–	11.00	10.00	150	28		1.16	1.69

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Lazard Mid Cap Equity Fund
Class A
06/30/2011	$11.59	$0.01	$0.51	$0.52	$–	$–		$12.11	4.49%	$235,129	41%	1.01%	0.20%
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	–		11.59	23.07	214,053	82	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	–		9.46	39.65	164,730	79	1.03	0.86
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)		6.82	(38.96)	125,184	81	1.02	1.50
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)		11.47	(2.61)	243,429	84	1.02	0.71
12/31/2006	13.54	0.07	1.89	1.96	(0.07)	(1.35)		14.08	14.56	217,646	70	1.03	0.50
Class B
06/30/2011	11.68	0.02	0.52	0.54	–	–		12.22	4.62	172	41	0.81	0.40
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	–		11.68	23.24	176	82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	–		9.53	39.19	167	79	0.83	0.61
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)		6.90	(38.88)	2,108	81	0.82	1.70
12/31/2007	14.23	0.14	(0.51)	(0.37)	(0.10)	(2.14)		11.62	(2.44)	3,683	84	0.82	0.92
12/31/2006	13.61	0.10	1.90	2.00	(0.03)	(1.35)		14.23	14.77	3,093	70	0.83	0.68
JNL/M&G Global Basics Fund
Class A
06/30/2011	14.98	0.11	0.28	0.39	–	–		15.37	2.60	300,674	18	1.21	1.46
12/31/2010	12.27	0.04	2.80	2.84	(0.08)	(0.05)		14.98	23.19	195,399	18	1.22	0.31
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)		12.27	46.88	29,708	43	1.21	0.47
12/31/2008 *	10.00	(0.00)	(1.58)	(1.58)	–	–		8.42	(15.80)	4,703	10	1.24	(0.03)
Class B
06/30/2011	15.02	0.12	0.29	0.41	–	–		15.43	2.73	119	18	1.01	1.55
12/31/2010	12.30	0.06	2.81	2.87	(0.10)	(0.05)		15.02	23.37	115	18	1.02	0.50
12/31/2009	8.43	0.08	3.89	3.97	(0.04)	(0.06)		12.30	47.19	160	43	1.01	0.75
12/31/2008 *	10.00	0.00	(1.57)	(1.57)	–	–		8.43	(15.70)	84	10	1.04	0.17
JNL/M&G Global Leaders Fund
Class A
06/30/2011	12.73	0.07	0.10	0.17	–	–		12.90	1.34	40,379	58	1.24	1.13
12/31/2010	11.41	0.07	1.42	1.49	(0.04)	(0.13)		12.73	13.13	29,788	47	1.24	0.59
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	–		11.41	37.43	17,302	39	1.21	0.87
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	–		8.35	(16.43)	4,501	34	1.23	0.82
Class B
06/30/2011	12.75	0.08	0.11	0.19	–	–		12.94	1.49	153	58	1.04	1.31
12/31/2010	11.42	0.10	1.42	1.52	(0.06)	(0.13)		12.75	13.36	150	47	1.04	0.84
12/31/2009	8.35	0.12	3.03	3.15	(0.08)	–		11.42	37.70	126	39	1.01	1.25
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	–		8.35	(16.40)	84	34	1.03	1.03
JNL/Mellon Capital Management 10 x 10 Fund(e)
Class A
06/30/2011	8.22	(0.00)	0.41	0.41	–	–		8.63	4.99	291,627	4	0.05	(0.05)
12/31/2010	7.19	0.14	1.04	1.18	(0.15)	(0.00	)(g)	8.22	16.43	257,545	8	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)		7.19	24.59	194,494	11	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)	(0.06)		6.19	(36.25)	100,370	20	0.06	3.11
12/31/2007 *	10.00	0.21	(0.29)	(0.08)	–	–		9.92	(0.80)	57,683	60	0.06	3.14
JNL/Mellon Capital Management Index 5 Fund(e)
Class A
06/30/2011	9.62	(0.00)	0.53	0.53	–	–		10.15	5.51	424,209	5	0.05	(0.05)
12/31/2010	8.39	0.14	1.19	1.33	(0.09)	(0.01)		9.62	15.78	332,481	10	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)		8.39	25.16	204,951	8	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)	(0.10)		6.83	(29.87)	60,409	23	0.06	3.49
12/31/2007 *	10.00	0.36	(0.36)	0.00	–	–		10.00	0.00	29,922	32	0.06	5.34

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Mellon Capital Management European 30 Fund
Class A
06/30/2011	$11.48	$0.39	$0.65	$1.04	$–	$–		$12.52	9.06%	$30,754	64%	0.77%	6.33%
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)	(0.05)		11.48	2.13	18,217	104	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)		11.30	41.03	13,238	65	0.78	2.76
12/31/2008 *	10.00	0.04	(1.41)	(1.37)	(0.04)	–		8.59	(13.74)	2,055	0	0.84	2.26
Class B
06/30/2011	11.51	0.38	0.68	1.06	–	–		12.57	9.21	166	64	0.57	6.17
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)	(0.05)		11.51	2.31	142	104	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)	(0.56)		11.31	41.27	128	65	0.58	3.65
12/31/2008 *	10.00	0.05	(1.42)	(1.37)	(0.04)	–		8.59	13.71	86	0	0.64	2.45
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A
06/30/2011	12.71	0.23	(0.13)	0.10	–	–		12.81	0.79	42,728	87	0.78	3.63
12/31/2010	11.26	0.36	1.09	1.45	–	(0.00	)(g)	12.71	12.89	38,944	78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)		11.26	24.15	16,625	47	0.78	1.95
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	–	–		9.60	(4.00)	3,299	0	0.82	0.78
Class B
06/30/2011	12.75	0.24	(0.13)	0.11	–	–		12.86	0.86	201	87	0.58	3.84
12/31/2010	11.28	0.37	1.10	1.47	–	(0.00	)(g)	12.75	13.05	191	78	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)	(0.51)		11.28	24.49	136	47	0.58	2.54
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	–	–		9.60	(4.00)	98	0	0.62	0.99
JNL/Mellon Capital Management S&P 500 Index Fund
Class A
06/30/2011	10.59	0.08	0.52	0.60	–	–		11.19	5.67	1,563,182	1	0.56	1.39
12/31/2010	9.38	0.15	1.20	1.35	(0.13)	(0.01)		10.59	14.44	1,328,363	2	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)	–		9.38	25.97	900,282	4	0.60	1.76
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	–		7.54	(37.64)	457,126	7	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)		12.36	4.90	656,286	3	0.59	1.45
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)		12.06	15.08	559,179	1	0.60	1.42
Class B
06/30/2011	10.78	0.09	0.54	0.63	–	–		11.41	5.84	14,944	1	0.36	1.59
12/31/2010	9.54	0.17	1.23	1.40	(0.15)	(0.01)		10.78	14.70	12,937	2	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	–		9.54	26.26	10,996	4	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	–		7.66	(37.57)	8,916	7	0.40	2.01
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)		12.57	5.14	10,797	3	0.39	1.65
12/31/2006	10.76	0.21	1.44	1.65	(0.06)	(0.08)		12.27	15.29	9,547	1	0.40	1.74
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A
06/30/2011	13.86	0.05	1.10	1.15	–	–		15.01	8.30	796,984	7	0.58	0.71
12/31/2010	11.17	0.08	2.80	2.88	(0.08)	(0.11)		13.86	25.83	664,777	12	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	–		11.17	38.03	469,779	14	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)		8.17	(37.58)	284,426	30	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)		14.78	7.45	464,641	25	0.60	1.06
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)		14.96	9.69	381,163	10	0.61	0.97
Class B
06/30/2011	14.05	0.07	1.11	1.18	–	–		15.23	8.40	7,292	7	0.38	0.91
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)		14.05	26.19	6,033	12	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	–		11.30	38.34	4,541	14	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)		8.26	(37.51)	2,613	30	0.41	1.55
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)		14.95	7.69	3,470	25	0.40	1.27
12/31/2006	14.22	0.19	1.22	1.41	(0.06)	(0.50)		15.07	9.91	2,804	10	0.41	1.26

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Mellon Capital Management Small Cap Index Fund
Class A
06/30/2011	$12.61	$0.05	$0.71	$0.76	$–	$–		$13.37	6.03%	$791,529	12%		0.59%	0.72%
12/31/2010	10.04	0.10	2.54	2.64	(0.07)	–		12.61	26.32	709,661	14		0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)		10.04	27.54	470,449	17		0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)		7.97	(35.01)	241,444	29		0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)		13.53	(2.11)	361,126	21		0.60	1.21
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)		14.79	17.49	339,124	17		0.60	1.02
Class B
06/30/2011	12.75	0.06	0.72	0.78	–	–		13.53	6.12	6,593	12		0.39	0.93
12/31/2010	10.14	0.12	2.57	2.69	(0.08)	–		12.75	26.58	5,158	14		0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)		10.14	27.68	3,916	17		0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)		8.05	(34.83)	2,299	29		0.41	1.17
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)		13.66	(1.84)	2,771	21		0.40	1.41
12/31/2006	13.42	0.20	2.16	2.36	(0.05)	(0.87)		14.86	17.66	2,714	17		0.40	1.33
JNL/Mellon Capital Management International Index Fund
Class A
06/30/2011	12.48	0.25	0.41	0.66	–	–		13.14	5.29	1,307,155	1		0.65	3.84
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	–		12.48	6.81	1,066,567	2		0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	(0.00	)(g)	11.90	29.28	721,755	2		0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)		9.41	(42.92)	369,368	15		0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)		17.55	10.39	645,505	5		0.65	2.23
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)		16.54	25.58	497,487	2		0.66	2.11
Class B
06/30/2011	12.87	0.26	0.43	0.69	–	–		13.56	5.36	24,173	1		0.45	4.00
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	–		12.87	7.01	21,720	2		0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	(0.00	)(g)	12.26	29.57	18,284	2		0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)		9.68	(42.82)	6,256	15		0.45	3.55
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)		18.04	10.56	10,527	5		0.45	2.43
12/31/2006	13.60	0.22	3.30	3.52	(0.09)	(0.15)		16.88	25.93	5,982	2		0.47	1.40
JNL/Mellon Capital Management Bond Index Fund
Class A
06/30/2011	11.73	0.16	0.12	0.28	–	–		12.01	2.39	1,588,513	40	(p)	0.57	2.71
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)		11.73	5.87	1,328,699	83	(p)	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)		11.39	5.65	793,123	87	(p)	0.60	3.67
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	–		11.07	3.79	379,239	51	(p)	0.61	4.60
12/31/2007	10.92	0.52	0.18	0.70	(0.46)	–		11.16	6.43	349,683	45	(p)	0.60	4.68
12/31/2006	10.75	0.48	(0.09)	0.39	(0.22)	–		10.92	3.64	247,489	65	(p)	0.61	4.42
Class B
06/30/2011	12.08	0.18	0.11	0.29	–	–		12.37	2.40	3,349	40	(p)	0.37	2.91
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)		12.08	6.14	2,865	83	(p)	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)		11.71	5.90	2,647	87	(p)	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	–		11.36	3.98	1,596	51	(p)	0.41	4.81
12/31/2007	11.05	0.55	0.19	0.74	(0.35)	–		11.44	6.68	906	45	(p)	0.41	4.88
12/31/2006	10.70	0.50	(0.09)	0.41	(0.06)	–		11.05	3.85	692	65	(p)	0.41	4.65
JNL/Mellon Capital Management Global Alpha Fund
Class A
06/30/2011	10.47	(0.07)	0.16	0.09	–	–		10.56	0.86	517,771	0		1.35	(1.26)
12/31/2010	9.88	(0.12)	0.71	0.59	–	(0.00	)(g)	10.47	6.00	200,918	0		1.36	(1.20)
12/31/2009 *	10.00	(0.03)	(0.09)	(0.12)	–	–		9.88	(1.20)	62,275	0		1.35	(1.28)
Class B
06/30/2011	10.49	(0.06)	0.17	0.11	–	–		10.60	1.05	240	0		1.15	(1.05)
12/31/2010	9.89	(0.10)	0.70	0.60	–	(0.00	)(g)	10.49	6.09	196	0		1.16	(1.01)
12/31/2009 *	10.00	(0.03)	(0.08)	(0.11)	–	–		9.89	(1.10)	109	0		1.15	(1.09)

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/Oppenheimer Global Growth Fund
Class A
06/30/2011	$10.47	$0.12	$0.66	$0.78	$–		$–	$11.25	7.45%	$605,565	10%		1.01%	2.11%
12/31/2010	9.14	0.09	1.31	1.40	(0.07)		–	10.47	15.38	401,636	25		1.06	0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)		(0.49)	9.14	39.42	289,972	21		1.06	1.19
12/31/2008	14.97	0.21	(6.42)	(6.21)	(0.17)		(1.59)	7.00	(40.86)	176,084	22		1.06	1.71
12/31/2007	15.25	0.13	0.81	0.94	(0.12)		(1.10)	14.97	6.33	372,934	31		1.05	0.79
12/31/2006	13.53	0.08	2.21	2.29	(0.07)		(0.50)	15.25	16.96	349,246	30		1.06	0.58
Class B
06/30/2011	10.59	0.12	0.67	0.79	–		–	11.38	7.46	680	10		0.81	2.15
12/31/2010	9.23	0.11	1.34	1.45	(0.09)		–	10.59	15.68	616	25		0.86	1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)		(0.49)	9.23	39.58	507	21		0.86	1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)		(1.59)	7.07	(40.69)	340	22		0.86	1.82
12/31/2007	15.35	0.17	0.81	0.98	(0.12)		(1.10)	15.11	6.56	397	31		0.85	1.02
12/31/2006	13.57	0.11	2.22	2.33	(0.05)		(0.50)	15.35	17.21	386	30		0.86	0.72
JNL/PAM Asia ex-Japan Fund
Class A
06/30/2011	9.71	0.06	(0.24)	(0.18)	–		–	9.53	(1.85)	140,598	31		1.28	1.24
12/31/2010	8.14	0.03	1.55	1.58	(0.01)		–	9.71	19.40	150,646	75		1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00	)(g)	–	8.14	69.59	108,276	39		1.27	0.46
12/31/2008	9.80	0.12	(5.03)	(4.91)	(0.09)		–	4.80	(50.09)	7,727	132		1.29	1.66
12/31/2007*	10.00	(0.01)	(0.19)	(0.20)	–		–	9.80	(2.00)	11,747	0		1.30	(0.67)
Class B
06/30/2011	9.73	0.07	(0.24)	(0.17)	–		–	9.56	(1.75)	226	31		1.08	1.55
12/31/2010	8.15	0.06	1.54	1.60	(0.02)		–	9.73	19.59	187	75		1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00	)(g)	–	8.15	69.80	134	39		1.07	0.94
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)		–	4.80	(49.92)	57	132		1.09	1.73
12/31/2007*	10.00	(0.00)	(0.20)	(0.20)	–		–	9.80	(2.00)	98	0		1.10	(0.47)
JNL/PAM China-India Fund
Class A
06/30/2011	8.93	0.06	(0.44)	(0.38)	–		–	8.55	(4.26)	369,200	10		1.31	1.47
12/31/2010	7.71	0.04	1.26	1.30	–		(0.08)	8.93	16.93	385,002	40		1.33	0.46
12/31/2009	4.23	0.00	3.48	3.48	–		–	7.71	82.27	233,497	73		1.33	0.05
12/31/2008	9.98	0.03	(5.78)	(5.75)	–		–	4.23	(57.62)	25,987	188		1.41	0.51
12/31/2007*	10.00	(0.01)	(0.01)	(0.02)	–		–	9.98	(0.20)	4,888	0		1.40	(0.93)
Class B
06/30/2011	8.98	0.07	(0.44)	(0.37)	–		–	8.61	(4.12)	328	10		1.11	1.68
12/31/2010	7.74	0.04	1.28	1.32	–		(0.08)	8.98	17.12	332	40		1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	–		–	7.74	82.55	239	73		1.13	0.40
12/31/2008	9.98	0.03	(5.77)	(5.74)	–		–	4.24	(57.52)	68	188		1.21	0.52
12/31/2007*	10.00	(0.01)	(0.01)	(0.02)	–		–	9.98	(0.20)	100	0		1.20	(0.74)
JNL/PIMCO Real Return Fund
Class A
06/30/2011	12.06	0.16	0.49	0.65	–		–	12.71	5.39	2,087,956	184		0.80	2.63
12/31/2010	11.57	0.17	0.72	0.89	(0.17)		(0.23)	12.06	7.72	1,794,823	536		0.82	1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)		–	11.57	17.25	1,189,828	722		0.81	2.69
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)		(0.40)	10.10	(3.73)	663,938	2,289		0.81	3.44
12/31/2007*	10.00	0.43	0.66	1.09	–		–	11.09	10.90	397,393	1,215	(q)	0.80	4.27
Class B
06/30/2011	12.15	0.18	0.48	0.66	–		–	12.81	5.43	343	184		0.60	2.84
12/31/2010	11.64	0.19	0.73	0.92	(0.18)		(0.23)	12.15	7.96	263	536		0.62	1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)		–	11.64	17.76	237	722		0.61	2.97
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)		(0.40)	10.13	(3.57)	350	2,289		0.61	3.63
12/31/2007*	10.00	0.32	0.79	1.11	–		–	11.11	11.10	126	1,215	(q)	0.60	3.20

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/PIMCO Total Return Bond Fund
Class A
06/30/2011	$12.35	$0.14	$0.24	$0.38	$–		$–		$12.73	3.08%	$3,389,025	220%		0.81%	2.30%
12/31/2010	12.19	0.26	0.65	0.91	(0.27)		(0.48)		12.35	7.57	3,248,237	489		0.81	2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)		(0.31)		12.19	15.45	2,348,470	177		0.81	4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)		(0.47)		11.07	0.40	1,325,740	660		0.81	4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)		(0.02)		12.04	8.25	1,037,811	119	(r)	0.80	4.54
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)		(0.00	)(g)	11.66	3.38	760,176	63	(r)	0.81	4.20
Class B
06/30/2011	13.11	0.17	0.25	0.42	–		–		13.53	3.20	17,247	220		0.61	2.50
12/31/2010	12.89	0.30	0.69	0.99	(0.29)		(0.48)		13.11	7.79	15,912	489		0.61	2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)		(0.31)		12.89	15.66	14,110	177		0.61	4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)		(0.47)		11.67	0.57	9,891	660		0.61	4.40
12/31/2007	12.22	0.59	0.45	1.04	(0.60)		(0.02)		12.64	8.53	8,145	119	(r)	0.61	4.74
12/31/2006	11.91	0.55	(0.13)	0.42	(0.11)		(0.00	)(g)	12.22	3.57	6,953	63	(r)	0.60	4.51
JNL/PPM America Floating Rate Income Fund
Class A
06/30/2011*	10.00	0.17	(0.07)	0.10	–		–		10.10	1.00	430,163	198		1.00	3.47
JNL/PPM America High Yield Bond Fund
Class A
06/30/2011	6.67	0.24	0.12	0.36	–		–		7.03	5.40	1,182,298	32		0.75	7.00
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		–		6.67	15.63	900,088	66		0.76	7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)		–		6.15	46.30	566,513	50		0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)		–		4.46	(30.75)	188,010	78		0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)		–		7.43	(1.10)	303,282	95		0.78	7.92
12/31/2006	7.95	0.62	0.21	0.83	(0.56)		–		8.22	10.51	365,753	62		0.80	7.49
Class B
06/30/2011	7.35	0.27	0.14	0.41	–		–		7.76	5.58	8,702	32		0.55	7.20
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		–		7.35	15.76	7,612	66		0.56	8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)		–		6.74	46.58	5,989	50		0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)		–		4.86	(30.65)	3,280	78		0.59	9.09
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)		–		8.02	(0.79)	3,999	95		0.58	8.12
12/31/2006	8.12	0.66	0.21	0.87	(0.18)		–		8.81	10.72	4,443	62		0.59	7.60
JNL/PPM America Mid Cap Value Fund
Class A
06/30/2011	10.69	0.02	0.73	0.75	–		–		11.44	7.02	158,781	24		1.05	0.33
12/31/2010	8.25	0.03	2.41	2.44	(0.00	)(g)	–		10.69	29.58	86,297	73		1.06	0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		–		8.25	47.38	20,020	89		1.06	0.77
12/31/2008*	10.00	0.07	(4.37)	(4.30)	(0.08)		–		5.62	(43.00)	5,011	154		1.06	1.05
Class B
06/30/2011	10.70	0.03	0.74	0.77	–		–		11.47	7.20	195	24		0.85	0.52
12/31/2010	8.25	0.04	2.41	2.45	(0.00	)(g)	–		10.70	29.70	122	73		0.86	0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		–		8.25	47.82	92	89		0.86	0.99
12/31/2008*	10.00	0.08	(4.38)	(4.30)	(0.09)		–		5.61	(42.94)	58	154		0.86	1.28
JNL/PPM America Small Cap Value Fund
Class A
06/30/2011	10.13	0.01	0.74	0.75	–		–		10.88	7.40	82,594	37		1.06	0.12
12/31/2010	8.37	0.03	2.28	2.31	(0.01)		(0.54)		10.13	27.71	61,362	67		1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)		–		8.37	33.97	15,861	114		1.06	0.60
12/31/2008*	10.00	0.06	(3.75)	(3.69)	(0.04)		–		6.27	(36.85)	8,356	66		1.06	1.02
Class B
06/30/2011	10.15	0.02	0.75	0.77	–		–		10.92	7.59	6,901	37		0.86	0.32
12/31/2010	8.38	0.04	2.29	2.33	(0.02)		(0.54)		10.15	27.91	6,170	67		0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)		–		8.38	34.30	3,850	114		0.86	0.68
12/31/2008*	10.00	0.07	(3.75)	(3.68)	(0.05)		–		6.27	(36.75)	87	66		0.86	1.15

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/PPM America Value Equity Fund
Class A
06/30/2011	$12.15	$0.08	$0.42	$0.50	$–		$–	$12.65	4.12%	$127,816	23%	0.86%	1.23%
12/31/2010	10.46	0.14	1.68	1.82	(0.13)		–	12.15	17.46	113,586	36	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)		–	10.46	44.58	93,660	63	0.86	1.65
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)		(2.00)	7.57	(47.21)	87,770	96	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)		–	19.15	(5.63)	219,654	86	0.86	1.55
12/31/2006	18.09	0.17	2.19	2.36	(0.01)		–	20.44	13.03	165,734	145	0.97	0.92
Class B
06/30/2011	12.19	0.08	0.44	0.52	–		–	12.71	4.27	370	23	0.66	1.30
12/31/2010	10.50	0.15	1.69	1.84	(0.15)		–	12.19	17.55	372	36	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		–	10.50	44.72	675	63	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)	76	96	0.66	2.53
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)		–	19.30	(5.36)	132	86	0.66	1.75
12/31/2006	18.20	0.22	2.18	2.40	(0.00	)(g)	–	20.60	13.21	129	145	0.77	1.14
JNL/Red Rocks Listed Private Equity Fund
Class A
06/30/2011	10.07	0.12	0.98	1.10	–		–	11.17	10.92	841,196	30	1.17	2.21
12/31/2010	8.03	0.07	2.04	2.11	(0.02)		(0.05)	10.07	26.32	643,051	24	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)		(0.01)	8.03	40.33	223,873	34	1.20	0.92
12/31/2008*	10.00	0.04	(4.10)	(4.06)	(0.03	)(s)	–	5.91	(40.56)	15,265	6	1.22	2.55
Class B
06/30/2011	10.10	0.16	0.96	1.12	–		–	11.22	11.09	553	30	0.97	2.84
12/31/2010	8.04	0.07	2.06	2.13	(0.02)		(0.05)	10.10	26.53	234	24	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)		(0.01)	8.04	40.62	156	34	1.00	1.36
12/31/2008*	10.00	0.03	(4.08)	(4.05)	(0.04	)(s)	–	5.91	(40.54)	66	6	1.02	1.82
JNL/S&P Managed Conservative Fund(e)
Class A
06/30/2011	11.00	(0.01)	0.38	0.37	–		–	11.37	3.36	1,112,071	20	0.16	(0.16)
12/31/2010	10.34	0.18	0.72	0.90	(0.24)		–	11.00	8.70	979,568	9	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)		(0.10)	10.34	13.53	623,958	11	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)		(0.15)	9.35	(13.75)	407,426	30	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)		(0.26)	11.47	6.30	264,755	54	0.18	2.92
12/31/2006	10.70	0.20	0.64	0.84	(0.18)		(0.07)	11.29	7.85	137,126	39	0.19	1.82
JNL/S&P Managed Moderate Fund(e)
Class A
06/30/2011	11.39	(0.01)	0.45	0.44	–		–	11.83	3.86	2,007,272	18	0.15	(0.15)
12/31/2010	10.41	0.15	1.02	1.17	(0.19)		–	11.39	11.30	1,665,098	5	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)		(0.12)	10.41	18.63	1,021,335	6	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)		(0.24)	8.97	(21.24)	557,615	28	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)		(0.32)	12.21	7.74	521,470	30	0.19	2.26
12/31/2006	11.04	0.17	0.97	1.14	(0.13)		(0.15)	11.90	10.39	314,249	35	0.19	1.44
JNL/S&P Managed Moderate Growth Fund(e)
Class A
06/30/2011	11.80	(0.01)	0.53	0.52	–		–	12.32	4.41	3,467,216	12	0.14	(0.14)
12/31/2010	10.54	0.13	1.26	1.39	(0.13)		–	11.80	13.18	2,861,191	6	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)		(0.25)	10.54	23.46	1,774,984	13	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)		(0.51)	8.79	(27.50)	997,961	28	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)		(0.71)	13.20	8.65	1,403,279	34	0.16	1.34
12/31/2006	12.13	0.12	1.36	1.48	(0.12)		(0.41)	13.08	12.17	1,123,984	29	0.16	0.97

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/S&P Managed Growth Fund(e)
Class A
06/30/2011	$11.18	$(0.01)	$0.58	$0.57	$–		$–	$11.75	5.10%	$2,537,627	11%	0.14%	(0.14)%
12/31/2010	9.71	0.08	1.49	1.57	(0.10)		–	11.18	16.12	2,140,816	7	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)		(0.30)	9.71	28.06	1,479,759	8	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)		(0.93)	7.94	(35.36)	808,800	32	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)		(0.71)	13.84	8.70	1,388,072	34	0.15	0.86
12/31/2006	12.56	0.07	1.71	1.78	(0.07)		(0.65)	13.62	14.15	1,246,802	34	0.16	0.53
JNL/S&P Managed Aggressive Growth Fund(e)
Class A
06/30/2011	12.17	(0.01)	0.64	0.63	–		–	12.80	5.18	920,458	12	0.16	(0.16)
12/31/2010	10.46	0.08	1.71	1.79	(0.08)		–	12.17	17.09	788,664	11	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)		(0.33)	10.46	31.05	582,868	19	0.19	1.07
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)		(0.61)	8.39	(39.16)	414,718	42	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)		(0.05)	14.89	9.17	702,285	46	0.17	0.56
12/31/2006	12.80	0.04	1.95	1.99	(0.04)		(0.84)	13.91	15.57	672,325	33	0.17	0.28
JNL/S&P Disciplined Moderate Fund(e)
Class A
06/30/2011	9.85	(0.01)	0.48	0.47	–		–	10.32	4.77	426,701	33	0.18	(0.18)
12/31/2010	8.94	0.18	0.81	0.99	(0.08)		–	9.85	11.10	346,433	21	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)		(0.06)	8.94	18.67	168,455	12	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)		(0.04)	7.72	(26.60)	58,062	27	0.19	2.91
12/31/2007*	10.00	0.48	0.22	0.70	–		–	10.70	7.00	34,588	31	0.18	4.75
JNL/S&P Disciplined Moderate Growth Fund(e)
Class A
06/30/2011	9.09	(0.01)	0.53	0.52	–		–	9.61	5.72	480,207	13	0.18	(0.18)
12/31/2010	8.10	0.14	0.94	1.08	(0.09)		–	9.09	13.29	376,092	26	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)		(0.09)	8.10	22.77	206,365	16	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)		(0.06)	6.81	(34.76)	74,452	29	0.19	2.60
12/31/2007*	10.00	0.35	0.32	0.67	–		–	10.67	6.70	40,459	31	0.18	3.49
JNL/S&P Disciplined Growth Fund(e)
Class A
06/30/2011	8.52	(0.01)	0.49	0.48	–		–	9.00	5.63	171,644	21	0.18	(0.18)
12/31/2010	7.64	0.13	0.84	0.97	(0.09)		–	8.52	12.74	137,476	28	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)		(0.10)	7.64	25.39	80,863	24	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)		(0.06)	6.31	(39.21)	26,133	48	0.19	2.55
12/31/2007*	10.00	0.36	0.29	0.65	–		–	10.65	6.50	16,525	28	0.19	3.58
JNL/S&P Competitive Advantage Fund
Class A
06/30/2011	10.70	0.05	0.81	0.86	–		–	11.56	8.04	339,787	3	0.70	0.93
12/31/2010	9.95	0.14	1.11	1.25	(0.08)		(0.42)	10.70	12.63	296,032	77	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00	)(g)	–	9.95	44.22	254,695	101	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)		–	6.90	(29.40)	90,399	97	0.71	1.81
12/31/2007*	10.00	0.01	(0.08)	(0.07)	(0.01)		–	9.92	(0.74)	15,294	0	0.70	1.46
Class B
06/30/2011	10.70	0.06	0.80	0.86	–		–	11.56	8.04	69	3	0.50	1.13
12/31/2010	9.94	0.16	1.12	1.28	(0.10)		(0.42)	10.70	12.87	59	77	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00	)(g)	–	9.94	44.70	50	101	0.52	1.57
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)		–	6.87	(29.59)	14	97	0.51	1.61
12/31/2007*	10.00	0.01	(0.08)	(0.07)	(0.01)		–	9.92	(0.67)	99	0	0.47	1.93

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/S&P Dividend Income & Growth Fund
Class A
06/30/2011	$9.76	$0.16	$0.78	$0.94	$–		$–		$10.70	9.63%	$579,504	3%	0.70%	3.09%
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)		9.76	18.24	440,926	38	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	)(g)	–		8.69	23.47	239,392	84	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		(0.00	)(g)	7.04	(25.93)	101,329	64	0.71	4.47
12/31/2007*	10.00	0.02	(0.24)	(0.22)	(0.01)		–		9.77	(2.24)	7,203	0	0.70	2.03
Class B
06/30/2011	9.80	0.17	0.78	0.95	–		–		10.75	9.69	247	3	0.50	3.42
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)		9.80	18.65	166	38	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	)(g)	–		8.70	23.79	158	84	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)		(0.00	)(g)	7.03	(25.79)	120	64	0.51	4.41
12/31/2007*	10.00	0.03	(0.26)	(0.23)	(0.02)		–		9.75	(2.28)	98	0	0.47	3.29
JNL/S&P Intrinsic Value Fund
Class A
06/30/2011	9.97	0.07	1.41	1.48	–		–		11.45	14.84	441,189	4	0.70	1.22
12/31/2010	9.75	0.15	1.24	1.39	(0.08)		(1.09)		9.97	14.39	319,617	103	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00	)(g)	–		9.75	57.04	246,578	151	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)		(0.06)		6.21	(35.84)	96,643	98	0.71	1.88
12/31/2007*	10.00	0.02	(0.10)	(0.08)	(0.01)		–		9.91	(0.81)	18,261	0	0.70	2.06
Class B
06/30/2011	10.05	0.08	1.43	1.51	–		–		11.56	15.02	250	4	0.50	1.40
12/31/2010	9.80	0.17	1.26	1.43	(0.09)		(1.09)		10.05	14.74	100	103	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00	)(g)	–		9.80	57.84	108	151	0.52	1.45
12/31/2008	9.91	0.14	(3.68)	(3.54)	(0.10)		(0.06)		6.21	(35.73)	35	98	0.51	1.55
12/31/2007*	10.00	0.02	(0.09)	(0.07)	(0.02)		–		9.91	(0.71)	99	0	0.48	2.37
JNL/S&P Total Yield Fund
Class A
06/30/2011	9.74	0.06	0.66	0.72	–		–		10.46	7.39	319,173	3	0.70	1.25
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)		9.74	10.08	281,137	88	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00	)(g)	–		9.10	42.88	212,981	126	0.72	1.28
12/31/2008	10.07	0.20	(3.79)	(3.59)	(0.11)		(0.00	)(g)	6.37	(35.67)	103,601	115	0.71	2.38
12/31/2007*	10.00	0.01	0.06	0.07	(0.00	)(g)	–		10.07	0.74	9,806	0	0.70	1.26
Class B
06/30/2011	9.76	0.08	0.65	0.73	–		–		10.49	7.48	125	3	0.50	1.47
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)		9.76	10.30	65	88	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00	)(g)	–		9.11	43.04	55	126	0.52	1.50
12/31/2008	10.07	0.20	(3.78)	(3.58)	(0.12)		(0.00	)(g)	6.37	(35.58)	88	115	0.51	2.35
12/31/2007*	10.00	0.01	0.07	0.08	(0.01)		–		10.07	0.81	101	0	0.48	1.64
JNL/S&P 4 Fund (e)
Class A
06/30/2011	10.86	(0.00)	1.08	1.08	–		–		11.94	9.94	975,720	4	0.05	(0.05)
12/31/2010	9.55	0.09	1.23	1.32	–		(0.01)		10.86	13.79	843,945	10	0.05	0.90
12/31/2009	6.79	(0.00)	2.84	2.84	(0.08)		(0.00	)(g)	9.55	41.85	627,405	12	0.06	(0.03)
12/31/2008	9.93	0.21	(3.35)	(3.14)	(0.00	)(g)	–		6.79	(31.62)	265,183	15	0.06	2.54
12/31/2007*	10.00	0.02	(0.09)	(0.07)	–		–		9.93	(0.70)	22,194	0	0.05	2.85

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/T.Rowe Price Established Growth Fund
Class A
06/30/2011	$21.22	$(0.02)	$1.10	$1.08	$–		$–		$22.30	5.09%	$1,853,361	14%		0.87%	(0.15)%
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)		–		21.22	16.76	1,475,748	35		0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)		–		18.18	43.49	916,445	62		0.91	0.12
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)		(0.14)		12.70	(42.85)	581,447	54		0.90	0.30
12/31/2007	21.84	0.09	2.16	2.25	(0.08)		(1.52)		22.49	10.12	1,043,708	56		0.88	0.40
12/31/2006	19.44	0.09	2.57	2.66	(0.09)		(0.17)		21.84	13.70	750,771	46		0.90	0.46
Class B
06/30/2011	21.47	0.01	1.11	1.12	–		–		22.59	5.22	38,799	14		0.67	0.05
12/31/2010	18.37	0.02	3.11	3.13	(0.03)		–		21.47	17.02	35,881	35		0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)		–		18.37	43.79	30,411	62		0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)		(0.14)		12.83	(42.75)	19,925	54		0.70	0.50
12/31/2007	22.02	0.15	2.09	2.24	(0.12)		(1.45)		22.69	10.31	34,482	56		0.68	0.62
12/31/2006	19.50	0.14	2.58	2.72	(0.03)		(0.17)		22.02	13.95	32,185	46		0.70	0.64
JNL/T.Rowe Price Mid-Cap Growth Fund
Class A
06/30/2011	29.78	(0.08)	2.25	2.17	–		–		31.95	7.29	1,615,405	19		1.01	(0.51)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)		29.78	27.86	1,366,836	27		1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	–		(0.01	)(t)	23.79	46.93	820,894	32		1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	–		(1.80)		16.20	(40.68)	425,184	37		1.02	(0.14)
12/31/2007	29.05	(0.01)	4.97	4.96	(0.00	)(g)	(3.64)		30.37	17.26	697,484	45		1.02	(0.04)
12/31/2006	29.64	0.05	1.96	2.01	(0.05)		(2.55)		29.05	6.76	625,869	37		1.02	0.16
Class B
06/30/2011	30.31	(0.05)	2.30	2.25	–		–		32.56	7.42	43,222	19		0.81	(0.31)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)		30.31	28.10	38,125	27		0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	–		(0.01	)(t)	24.19	47.22	28,372	32		0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	–		(1.80)		16.44	(40.56)	17,811	37		0.82	0.05
12/31/2007	29.28	0.06	5.01	5.07	(0.00	)(g)	(3.64)		30.71	17.50	29,638	45		0.82	0.18
12/31/2006	29.76	0.03	2.05	2.08	(0.01)		(2.55)		29.28	6.97	24,998	37		0.81	0.08
JNL/T.Rowe Price Short-Term Bond Fund
Class A
06/30/2011	9.88	0.09	0.03	0.12	–		–		10.00	1.21	1,147,634	24		0.72	1.86
12/31/2010	9.71	0.18	0.10	0.28	(0.11)		–		9.88	2.94	872,892	54		0.72	1.83
12/31/2009	9.36	0.25	0.47	0.72	(0.28)		(0.09)		9.71	7.64	484,832	102		0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)		(0.04)		9.36	(5.97)	295,409	134		0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)		–		10.49	4.82	311,237	73	(u)	0.75	4.62
12/31/2006 *	10.00	0.31	0.00	0.31	–		–		10.31	3.10	327,071	109	(u)	0.74	4.52
Class B
06/30/2011	9.95	0.10	0.03	0.13	–		–		10.08	1.31	253	24		0.52	2.03
12/31/2010	9.76	0.20	0.11	0.31	(0.12)		–		9.95	3.22	88	54		0.52	2.03
12/31/2009	9.41	0.26	0.47	0.73	(0.29)		(0.09)		9.76	7.74	211	102		0.54	2.57
12/31/2008	10.53	0.42	(1.03)	(0.61)	(0.47)		(0.04)		9.41	(5.66)	50	134		0.54	4.05
12/31/2007	10.33	0.50	0.01	0.51	(0.31)		–		10.53	4.95	118	73	(u)	0.55	4.74
12/31/2006 *	10.00	0.32	0.01	0.33	–		–		10.33	3.30	103	109	(u)	0.54	4.72

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets(d)		Net Investment Income (Loss) to Average Net Assets(d)
JNL/T.Rowe Price Value Fund
Class A
06/30/2011	$10.84	$0.07	$0.52	$0.59	$–		$–	$11.43	5.44%	$1,385,779	20%		0.93%		1.21%
12/31/2010	9.44	0.19	1.31	1.50	(0.10)		–	10.84	15.89	1,136,182	27		0.94		1.97
12/31/2009	6.98	0.15	2.44	2.59	(0.13)		–	9.44	37.09	727,672	21		0.96		1.89
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)		(1.43)	6.98	(40.47)	412,536	29		0.96		1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)		(0.89)	14.65	0.85	707,468	33		0.95		1.59
12/31/2006	13.93	0.22	2.57	2.79	(0.13)		(0.97)	15.62	20.11	681,711	26		0.96		1.48
Class B
06/30/2011	11.11	0.08	0.54	0.62	–		–	11.73	5.58	718	20		0.73		1.41
12/31/2010	9.67	0.22	1.33	1.55	(0.11)		–	11.11	16.04	594	27		0.74		2.19
12/31/2009	7.14	0.17	2.50	2.67	(0.14)		–	9.67	37.46	549	21		0.76		2.16
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)		(1.43)	7.14	(40.39)	385	29		0.76		1.85
12/31/2007	15.83	0.29	(0.14)	0.15	(0.14)		(0.89)	14.95	1.03	641	33		0.75		1.73
12/31/2006	14.03	0.26	2.58	2.84	(0.07)		(0.97)	15.83	20.30	391	26		0.76		1.71
JNL/WMC Balanced Fund
Class A
06/30/2011	16.45	0.14	0.59	0.73	–		–	17.18	4.44	1,626,512	19	(v)	0.75		1.71
12/31/2010	15.01	0.28	1.34	1.62	(0.18)		–	16.45	10.83	1,290,162	46	(v)	0.76		1.84
12/31/2009	12.81	0.34	2.19	2.53	(0.33)		–	15.01	19.78	736,864	54	(v)	0.78		2.53
12/31/2008	17.56	0.48	(4.18)	(3.70)	(0.39)		(0.66)	12.81	(20.79)	455,105	60	(v)	0.78		2.98
12/31/2007	17.35	0.48	0.81	1.29	(0.37)		(0.71)	17.56	7.49	526,511	41	(v)	0.78		2.62
12/31/2006	15.75	0.42	1.73	2.15	(0.31)		(0.24)	17.35	13.65	439,868	46	(v)	0.79		2.55
Class B
06/30/2011	16.77	0.16	0.60	0.76	–		–	17.53	4.53	1,199	19	(v)	0.55		1.91
12/31/2010	15.29	0.32	1.35	1.67	(0.19)		–	16.77	10.99	1,041	46	(v)	0.56		2.04
12/31/2009	13.03	0.38	2.24	2.62	(0.36)		–	15.29	20.08	855	54	(v)	0.58		2.74
12/31/2008	17.84	0.52	(4.25)	(3.73)	(0.42)		(0.66)	13.03	(20.62)	662	60	(v)	0.58		3.21
12/31/2007	17.39	0.52	0.81	1.33	(0.17)		(0.71)	17.84	7.73	665	41	(v)	0.58		2.83
12/31/2006	15.64	0.45	1.72	2.17	(0.18)		(0.24)	17.39	13.89	276	46	(v)	0.59		2.75
JNL/WMC Money Market Fund
Class A
06/30/2011	1.00	0.00	0.00	0.00	–		–	1.00	0.00	849,331	n/a		0.25	(f)	0.00	(f)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(g)	–	1.00	0.00	706,007	n/a		0.27	(f)	0.00	(f)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(g)	–	1.00	0.15 (w)	1,140,511	n/a		0.47	(f)	0.16	(f)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		–	1.00	2.20 (x)	1,340,054	n/a		0.57		2.08
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		–	1.00	4.76	651,204	n/a		0.58		4.63
12/31/2006	1.00	0.04	0.00	0.04	(0.04)		–	1.00	4.49	269,095	n/a		0.59		4.42
Class B
06/30/2011	1.00	0.00	0.00	0.00	–		–	1.00	0.00	6,412	n/a		0.25	(f)	0.00	(f)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(g)	–	1.00	0.01	7,245	n/a		0.27	(f)	0.00	(f)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(g)	–	1.00	0.21 (w)	7,270	n/a		0.37	(f)	0.24	(f)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		–	1.00	2.40 (x)	7,220	n/a		0.37		2.32
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		–	1.00	4.97	4,617	n/a		0.38		4.84
12/31/2006	1.00	0.05	0.00	0.05	(0.05)		–	1.00	4.70	2,955	n/a		0.39		4.80

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)	Expenses to Average Net Assets(d)	Net Investment Income (Loss) to Average Net Assets(d)
JNL/WMC Value Fund
Class A
06/30/2011	$17.37	$0.14	$0.61	$0.75	$–	$–	$18.12	4.32%	$1,296,457	10%	0.79%	1.59%
12/31/2010	15.41	0.21	1.90	2.11	(0.15)	–	17.37	13.70	1,138,293	25	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)	–	15.41	23.98	762,013	42	0.82	1.64
12/31/2008	19.33	0.32	(6.76)	(6.44)	(0.01)	(0.28)	12.60	(33.35)	484,751	54	0.83	1.97
12/31/2007	19.42	0.29	1.22	1.51	(0.26)	(1.34)	19.33	7.90	538,410	41	0.83	1.39
12/31/2006	16.90	0.25	3.28	3.53	(0.31)	(0.70)	19.42	20.86	481,805	34	0.84	1.37
Class B
06/30/2011	17.66	0.16	0.61	0.77	–	–	18.43	4.36	18,784	10	0.59	1.79
12/31/2010	15.65	0.25	1.93	2.18	(0.17)	–	17.66	13.92	17,032	25	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)	–	15.65	24.18	14,220	42	0.62	1.87
12/31/2008	19.57	0.36	(6.85)	(6.49)	(0.01)	(0.28)	12.79	(33.19)	10,950	54	0.63	2.13
12/31/2007	19.66	0.33	1.25	1.58	(0.33)	(1.34)	19.57	8.13	15,294	41	0.63	1.59
12/31/2006	16.91	0.34	3.22	3.56	(0.11)	(0.70)	19.66	21.05	12,976	34	0.64	1.76

*

Commencement of operations was as follows: JNL/American Funds Blue Chip Income and Growth Fund – May 3, 2010; JNL/American Funds Global Bond Fund – May 3, 2010; JNL/American Funds Global Small Capitalization Fund – May 3, 2010; JNL/American Funds Growth-Income Fund – May 3, 2010; JNL/American Funds International Fund – May 3, 2010; JNL/American Funds New World Fund – May 3, 2010; JNL Institutional Alt 20 Fund – April 6, 2009; JNL Institutional Alt 35 Fund – April 6, 2009; JNL Institutional Alt 50 Fund – April 6, 2009; JNL Institutional Alt 65 Fund –April 6, 2009; JNL/BlackRock Commodity Securities Fund – January 16, 2007; JNL/BlackRock Global Allocation Fund – October 11, 2010; JNL/Franklin Templeton Founding Strategy Fund – January 16, 2007; JNL/Franklin Templeton Global Growth Fund – January 16, 2007; JNL/Franklin Templeton Income Fund – May 1, 2006; JNL/Franklin Templeton International Small Cap Growth Fund – December 3, 2007; JNL/Franklin Templeton Mutual Shares Fund – January 16, 2007; JNL/Goldman Sachs Emerging Markets Debt Fund – October 6, 2008; JNL/Goldman Sachs U.S. Equity Flex Fund – January 16, 2007; JNL/Ivy Asset Strategy Fund – September 28, 2009; JNL/Lazard Emerging Markets Fund – May 1, 2006; JNL/M&G Global Basics Fund – October 6, 2008; JNL/M&G Global Leaders Fund – October 6, 2008; JNL/Mellon Capital Management 10 x 10 Fund – April 30, 2007; JNL/Mellon Capital Management Index 5 Fund – April 30, 2007; JNL/Mellon Capital Management European 30 Fund – October 6, 2008; JNL/Mellon Capital Management Pacific Rim 30 Fund – October 6, 2008; JNL/Mellon Capital Management Global Alpha Fund – September 28, 2009; JNL/PAM Asia ex-Japan Fund – December 3, 2007; JNL/PAM China-India Fund – December 3, 2007; JNL/PIMCO Real Return Fund – January 16, 2007; JNL/PPM America Floating Rate Income Fund – January 1, 2011; JNL/PPM America Mid Cap Value Fund – March 31, 2008; JNL/PPM America Small Cap Value Fund – March 31, 2008; JNL/Red Rocks Listed Private Equity Fund – October 6, 2008; JNL/S&P Disciplined Moderate Fund – January 16, 2007; JNL/S&P Disciplined Moderate Growth Fund – January 16, 2007; JNL/S&P Disciplined Growth Fund – January 16, 2007; JNL/S&P Competitive Advantage Fund – December 3, 2007; JNL/S&P Dividend Income & Growth Fund – December 3, 2007; JNL/S&P Intrinsic Value Fund – December 3, 2007; JNL/S&P Total Yield Fund – December 3, 2007; JNL/S&P 4 Fund – December 3, 2007; JNL/T. Rowe Price Short-Term Bond Fund – May 1, 2006.

(a)	Calculated using the average shares method.
(b)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expense that apply to the variable accounts or any annuity charges.

(c)

Not annualized for periods of less than one year. Portfolio turnover rate is based on the Feeder Funds or fund of fund’s purchases or sales of the Master Fund or underlying funds, respectively. Portfolio turnover excludes dollar roll transactions.

(d)	Annualized for periods less than one year.
(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses.
(f)	The ratios of expenses to average net assets and net investment income (loss) to average net assets without expense waivers were as follows:

	June 30, 2011		December 31, 2010		December 31, 2009
	Class A	Class B	Class A	Class B	Class A	Class B
JNL/American Funds Blue Chip Income and Growth Fund
Expenses to average net assets	1.10%	0.85%	1.10%	0.85%	n/a	n/a
Net investment income (loss) to average net assets	(0.28)	0.24	4.07	6.13	n/a	n/a
JNL/American Funds Global Bond Fund
Expenses to average net assets	1.10	0.85	1.10	0.85	n/a	n/a
Net investment income (loss) to average net assets	1.88	1.37	6.43	8.44	n/a	n/a
JNL/American Funds Global Small Capitalization Fund
Expenses to average net assets	1.15	0.90	1.15	0.90	n/a	n/a
Net investment income (loss) to average net assets	1.84	1.79	1.33	2.51	n/a	n/a
JNL/American Funds Growth-Income Fund
Expenses to average net assets	1.10	0.85	1.10	0.85	n/a	n/a
Net investment income (loss) to average net assets	(0.27)	0.08	3.32	3.82	n/a	n/a
JNL/American Funds International Fund
Expenses to average net assets	1.25	1.00	1.25	1.00	n/a	n/a
Net investment income (loss) to average net assets	(0.46)	(0.22)	3.38	6.44	n/a	n/a
JNL/American Funds New World Fund
Expenses to average net assets	1.45	1.20	1.45	1.20	n/a	n/a
Net Investment Income (Loss) to Average Net Assets	(0.08)	(0.11)	2.98	3.14	n/a	n/a

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

	June 30, 2011		December 31, 2010		December 31, 2009
	Class A	Class B	Class A	Class B	Class A	Class B
JNL/BlackRock Global Allocation Fund
Expenses to average net assets	1.25	1.05	1.26	1.06	n/a	n/a
Net investment income (loss) to average net assets	(1.25)	(1.04)	11.84	13.96	n/a	n/a
JNL/WMC Money Market Fund
Expenses to average net assets	0.58	0.38	0.57	0.37	0.57%	0.37%
Net investment income (loss) to average net assets	(0.32)	(0.12)	(0.30)	0.06	(0.10)	0.24
(g)	Amount represents less than $0.005.
(h)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52% and 25% in 2010 and 2011, respectively.
(i)

Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(j)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(k)

Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.05%, 0.01% and 0.01% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(l)

Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 570%, 332%, 484%, 1,137% and 665% in 2006, 2007, 2009, 2010, and 2011, respectively. The Fund had no dollar roll transactions for year ended December 31, 2008.

(m)

Includes dividend expense and borrowing fees on securities sold short for JNL/Goldman Sachs U.S. Equity Flex Fund of 0.86%, 0.72%, 0.37%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2011, December 31, 2011, December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(n)

Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(o)

Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 524% and 217% in 2006 and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(p)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79%, 52%, 52%, 90%, 83% and 40% in 2006, 2007, 2008, 2009, 2010 and 2011, respectively.
(q)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(r)

Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 271% and 402% in 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(s)	Distribution amount includes a return of capital distribution which was less than $0.005 per share.
(t)

Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(u)

Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(v)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 64%, 76%, 76%, 81%, 90% and 62% in 2006, 2007, 2008, 2009, 2010 and 2011, respectively.
(w)

Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(x)

For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/WMC Money Market Fund. The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

NOTE 1. ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”). The Trust currently offers shares in eighty (80) separate funds (each a “Fund”, and collectively, “Funds”), each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNAM serves as investment adviser to each of the Funds. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified and non-qualified retirement plans as well as certain affiliated “funds of funds”. The Funds offered by the Trust and each Fund’s Adviser/Sub-adviser are:

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
BlackRock Investment Management, LLC	JNL/BlackRock Commodity Securities Fund and JNL/BlackRock Global Allocation Fund. The JNL/BlackRock Global Allocation Fund utilizes a Master Feeder structure.
Capital Guardian Trust Company	JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian U.S. Growth Equity Fund
Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund. These funds are collectively known as “JNL American Funds”. The JNL American Funds each utilize a Master Feeder structure.

Eagle Asset Management, Inc.	JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund
Templeton Global Advisors Limited	JNL/Franklin Templeton Global Growth Fund
Franklin Advisers, Inc.	JNL/Franklin Templeton Income Fund
Franklin Mutual Advisers, LLC	JNL/Franklin Templeton Mutual Shares Fund
Franklin Advisory Services, LLC	JNL/Franklin Templeton Small Cap Value Fund
Franklin Templeton Institutional, LLC	JNL/Franklin Templeton International Small Cap Growth Fund
Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (sub-sub-adviser)

JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund

Invesco Advisers, Inc. Invesco Asset Management Ltd. (sub-sub-adviser)	JNL/Invesco Global Real Estate Fund (Invesco Asset Management Ltd.), JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Small Cap Growth Fund
Ivy Investment Management Company	JNL/Ivy Asset Strategy Fund
JNAM

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund; the funds are collectively known as “JNL Institutional Alt Funds”. JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund. All have a fund of funds structure.

J.P. Morgan Investment Management Inc.	JNL/JPMorgan International Value Fund, JNL/JPMorgan Mid Cap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund
Lazard Asset Management, LLC	JNL/Lazard Emerging Markets Fund and JNL/Lazard Mid Cap Equity Fund
M&G Investment Management Limited*	JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund
Mellon Capital Management Corporation

JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Global Alpha Fund

OppenheimerFunds, Inc.	JNL/Oppenheimer Global Growth Fund
Pacific Investment Management Company LLC	JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund
PPM America, Inc.*	JNL/PPM America Floating Rate Income Fund**, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund
Prudential Asset Management (Singapore) Limited*	JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
Red Rocks Capital LLC	JNL/Red Rocks Listed Private Equity Fund
Standard & Poor’s Investment Advisory Services LLC	JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund (all co-Sub-Advised by Mellon Capital Management Corporation)
Standard & Poor’s Investment Advisory Services LLC

JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund. The funds are collectively known as “JNL/S&P Funds” and each utilizes a fund of funds structure which invests in other affiliated underlying funds.

Wellington Management Company, LLP	JNL/WMC Balanced Fund, JNL/WMC Money Market Fund, JNL/WMC Value Fund
T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (co-Sub-Advised by Mellon Capital Management Corporation), JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund

* M&G Investment Management Limited, PPM America, Inc., and Prudential Asset Management (Singapore) Limited are affiliates of JNAM.

** Effective May 1, 2011, shares of the JNL/PPM America Floating Rate Income Fund were offered as an investment option for the Trust’s fund of funds.

The Trust consists of all diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Global Bond Fund, JNL/BlackRock Commodity Securities Fund, JNL Institutional Alt Funds, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Mid Cap Equity Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Funds, JNL/S&P 4 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and JNL/S&P Total Yield Fund.

Each Fund, except the JNL Institutional Alt Funds, JNL/S&P Funds, JNL/S&P 4 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund and JNL/PPM America Floating Rate Income Fund, offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Each of the JNL American Funds and the JNL/BlackRock Global Allocation Fund operate as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”). Each of the JNL American Fund’s Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company, that has the same investment objective as each corresponding Feeder Fund. The JNL/BlackRock Global Allocation Fund’s Master Fund is a series of BlackRock Series Fund, Inc., a registered open-end management investment company, that has the same investment objective as the Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund investing in the Master Fund acquires an indirect interest in those securities. The Master Funds’ accounting policies are outlined in each Master Fund’s shareholder report. As of June 30, 2011 the JNL American Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Blue Chip Income and Growth Fund - 6.6%, JNL/American Funds Global Bond Fund - 10.8%, JNL/American Funds Global Small Capitalization Fund - 3.1%, JNL/American Funds Growth-Income Fund - 1.4%, JNL/American Funds International Fund - 1.9%, and American Funds New World Fund - 8.7%. The JNL/BlackRock Global Allocation Fund owned 47.2% in its corresponding Master Fund. Effective February 22, 2011, the JNL/BlackRock Global Allocation Fund was removed as an investment option for all new investment allocations, but any current investment balances as of February 22, 2011, remained invested in the Fund. This report should be read in conjunction with the Master Funds’ shareholder reports, which accompany this report. Please see Note 8. Subsequent Events on page 234 for changes to the JNL/BlackRock Global Allocation Fund after June 30, 2011.

Effective May 1, 2011; JNL/Select Balanced Fund, JNL/Select Money Market Fund and JNL/Select Value Fund names were changed to JNL/WMC Balanced Fund, JNL/WMC Money Market Fund and JNL/WMC Value Fund, respectively.

Effective May 1, 2011, Mellon Capital Management Corporation was added as a co-sub-adviser to the T.Rowe Price Mid-Cap Growth Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds are valued at the NAV per share

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

determined as of the close of the NYSE on each valuation date. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Funds is discussed in the Master Funds’ shareholder reports, which accompany this report. The securities lending collateral funds, which provide daily liquidity, are valued at the daily reported NAV of the funds, as a practical expedient, as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Trust’s Board of Trustees (“Board” or Trustees”). If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer. Futures contracts traded on a liquid exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Options traded on a liquid exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange-traded options are valued at the last bid. Options traded on an illiquid exchange are valued at the most recent bid quotation obtained from a broker/dealer. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange. Non-exchange traded derivatives, such as options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value of an investment. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Please see the Notes to the Schedule of Investments Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure”, for expanded disclosure of fair value measurements.

Recent Accounting Pronouncements - In April, 2011, FASB released Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement is accounted for as a sale or a secured borrowing. The ASU may cause certain dollar roll transactions that are currently accounted for as purchase and sale to be characterized as a secured borrowing transaction. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact ASU No. 2011-03 will have on its financial statement disclosures.

In May 2011, FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”. ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures. Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable or Level 3 fair valuations inputs.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL/WMC Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain or loss on investments and net change in unrealized appreciation or depreciation on investments. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses in Master Funds and Fund of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the respective master fund. As a result, the Feeder Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for a fund of funds as it relates to the expenses associated with the investments in underlying funds.

NOTE 3. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily. Any shortfalls are adjusted the next business day. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or Custodian”) serves as custodian and securities lending agent to the Trust for all Funds except for the JNL/PPM America Floating Rate Income Fund. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser. As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC. Although the Securities Lending Cash

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated funds.

Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors who are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury announced the creation of a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. JNAM monitors that the daily market value of the collateral for the repurchase agreement is in excess of the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - A Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a security by a Fund and a simultaneous agreement by the purchaser, generally a bank or broker dealer, to resell that security to the Fund at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets at the Custodian determined to be liquid or otherwise cover its obligations under reverse repurchase agreements.

Forward Sales Commitments – A Fund may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales

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commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may sell these securities before they are delivered, which may result in capital gain or loss.

Delayed-Delivery Securities - A Fund may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short. Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.

Dollar Roll Transactions - A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Inflation-Indexed Bonds - A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - A Fund may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Net unrealized appreciation or depreciation on unfunded loan commitments is reflected in other assets and other liabilities in the Statements of Assets and Liabilities and unrealized appreciation or depreciation on investments in the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.

Securities Sold Short - A Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Until the security is replaced, the Fund is required to pay amounts equal to any dividend or interest which accrue during the period of the short sale. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount so maintained plus any amounts deposited with the broker or segregated at the Custodian as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Potential losses from short sales may be unlimited.

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt security that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption

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triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt securities.

NOTE 4. FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk. A tabular disclosure for each derivative instrument by risk category is presented in the Notes to the Schedules of Investments which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss in the Statements of Operations for each derivative instrument. The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Credit Linked Notes - A Fund may invest in credit linked notes in the normal course of pursuing its investment objective. During the period, JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to manage portfolio risk and to gain exposure to certain foreign markets and the JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes to gain exposure to certain foreign markets. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Options Transactions – A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. A Fund may buy and sell (“write”) call and put options on securities, futures, currencies and swaps (“swaptions”) and inflation caps and floors. During the period, JNL/Ivy Asset Strategy Fund used options to manage exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund used written options to generate income and used straddle options to take a position on expectations of volatility of the reference entity. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. The purpose of an inflation cap is to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.

When a Fund writes a call or put option or inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the period, these Funds entered into futures contracts for the following reasons: JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/JPMorgan International Value Fund to gain exposure to markets for efficient management of cash flows; JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund and JNL/Mellon Capital Management International Index to hedge accrued dividends and for efficient management of cash flows; JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage their exposure to or hedge interest rates and as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy; and JNL/WMC Balanced Fund and JNL/T. Rowe Price Short-Term Bond Fund to manage their exposure or hedge interest rates. Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”. The Fund receives from or pays to the

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counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market. The Funds may also suffer a loss on futures contracts. With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the period, these Funds entered into forward foreign currency contracts for the following reasons: JNL/Capital Guardian Global Balanced Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to minimize foreign currency exposure on portfolio securities denominated in foreign currencies and as part of their investment strategy; JNL/JPMorgan International Value Fund to minimize foreign currency exposure on portfolio securities denominated in foreign currencies and to strive to reduce currency deviations from its benchmark as a means of risk management; JNL/Mellon Capital Management International Index Fund to create foreign currency exposure in U.S. dollar cash balances; and JNL/Mellon Capital Management Global Alpha Fund and JNL/T. Rowe Price Short-Term Bond Fund as part of their investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are illiquid investments. If a Fund transacts in swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties. The ISDA Master Agreements govern transactions in over-the-counter derivative and forward foreign currency contracts and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific swap agreement. The Fund’s pledged collateral (which is delivered to counterparties) or segregated collateral (which is at the Custodian) as of June 30, 2011, is included in a table in the Notes to the Schedules of Investments. Collateral received from counterparties is included in deposits with/from counterparties in the Statements of Assets and Liabilities.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. Swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors as appropriate. These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by the Fund. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective. During the period, JNL/Goldman Sachs Core Plus Bond Fund and JNL/Goldman Sachs Emerging Markets Debt Fund entered into interest rate swap agreements to hedge against the risk that the value of their fixed rate bond investments will decrease/increase as interest rates rise/fall; to execute yield curve, swap spread and sovereign relative value trades; and to express views on a country’s interest rates. JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund entered into interest rate swap agreements to manage interest rate and yield curve exposure and as a substitute for investment in physical securities. Interest rate swap agreements involve the exchange by a Fund with another party of their respective

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commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements may include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements – A Fund may be subject to credit rate risk in the normal course of pursuing its investment objective. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall, or interest shortfall.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may also use credit default swap agreements to generate income. In such an arrangement, a Fund would write protection on a security or instrument, and receive a premium in return for such protection. Written credit default swaps offer the Fund an opportunity to generate income, but may expose the Fund to risk of loss where there is a credit event.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

During the period, these Funds entered into credit default swap agreements for the following reasons: JNL/Goldman Sachs Core Plus Bond Fund to provide a measure of protection against defaults of the issuers, to manage duration at the cross sector level and to manage credit exposure; JNL/PIMCO Total Return Bond Fund to manage credit exposure; and JNL/PIMCO Real Return Fund to manage credit exposure and in combination with cash bonds (1) take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.

A Fund can be either a seller or buyer of protection when entering into a credit default swap agreement. As a seller of protection, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap if there is no credit event. As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the

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referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011, for which the Fund is the seller of protection are disclosed in these Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective. During the period, JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/Ivy Asset Strategy Fund entered into total return swap agreements to manage their exposure to or hedge against changes in securities prices or as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

NOTE 5. OTHER INVESTMENT RISKS

Emerging Market Securities Risk – Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Market, Credit and Counterparty Risk - In the normal course of business the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition, private equity companies are subject to minimal regulation. In addition to the risks associated with the JNL/Red Rocks Listed Private Equity Fund’s direct investments, the Fund is also subject to the underlying risks which affect the listed private equity companies in which the Fund invests. Listed private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

Real Estate Investment Risk – The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including real estate investment trusts (“REITs”), utilize

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leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a fund of funds changes with the values of the corresponding underlying funds and their investments. Each of the Master Fund’s and underlying funds’ shares may be purchased by other investment companies and shareholders. In some cases, a Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

NOTE 6. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B
JNL/American Funds Blue Chip Income and Growth Fund	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.65%	0.65%
JNL/American Funds Global Bond Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65
JNL/American Funds Global Small Capitalization Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70
JNL/American Funds Growth-Income Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65
JNL/American Funds International Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80
JNL/American Funds New World Fund	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.00	1.00
JNL Institutional Alt Funds	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.10	0.10	0.10	0.10
JNL/BlackRock Commodity Securities Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/BlackRock Global Allocation Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Capital Guardian Global Diversified Research Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.65	0.60	0.60	0.60
JNL/Capital Guardian U.S. Growth Equity Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.55	0.55	0.55
JNL/Eagle Core Equity Fund	0.65	0.65	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55	0.55	0.55
JNL/Eagle SmallCap Equity Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Franklin Templeton Global Growth Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton Income Fund	0.80	0.80	0.75	0.75	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton International Small Cap Growth Fund	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.90	0.90	0.90	0.90
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85	0.85	0.85	0.77	0.77	0.77	0.77	0.75	0.75	0.75	0.75
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Goldman Sacks U.S. Equity Flex Fund	0.80	0.80	0.80	0.80	0.80	0.80	0.75	0.75	0.75	0.75	0.75	0.75
JNL/Invesco International Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Invesco Large Cap Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/Invesco Global Real Estate Fund	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Invesco Small Cap Growth Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80
JNL/Ivy Asset Strategy Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/JPMorgan International Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/JPMorgan Mid Cap Growth Fund	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.60	0.60	0.55
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.40	0.40	0.35	0.35	0.35	0.35
JNL/Lazard Emerging Markets Fund	1.00	1.00	0.90	0.90	0.90	0.85	0.85	0.85	0.85	0.85	0.85	0.85
JNL/Lazard Mid Cap Equity Fund	0.75	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B
JNL/M&G Global Basics Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.80%	0.80%	0.80%	0.80%
JNL/M&G Global Leaders Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80
JNL/Mellon Capital Management 10 × 10 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management Index 5 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management European 30 Fund	0.37	0.31	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
JNL/Mellon Capital Management Pacific Rim 30 Fund	0.37	0.31	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
JNL/Mellon Capital Management S&P 500 Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management Small Cap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management International Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management Bond Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management Global Alpha Fund	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	0.90	0.90	0.90	0.90
JNL/Oppenheimer Global Growth Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/PAM Asia ex-Japan Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/PAM China-India Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/PIMCO Real Return Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.475	0.475
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50
JNL/PPM America Floating Rate Income Fund	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/PPM America High Yield Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.45	0.45	0.425	0.425	0.425	0.425
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Value Equity Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.50	0.50	0.50	0.50
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80
JNL/S&P Funds	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.08	0.08	0.08	0.08
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Total Yield Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P 4 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/T. Rowe Price Established Growth Fund	0.65	0.65	0.65	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45	0.45	0.45	0.45	0.40	0.40	0.40	0.40	0.40	0.40	0.40
JNL/T. Rowe Price Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/WMC Balanced Fund	0.55	0.50	0.50	0.475	0.475	0.475	0.45	0.45	0.425	0.425	0.425	0.425
JNL/WMC Money Market Fund	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.25	0.25	0.25	0.25
JNL/WMC Value Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.45	0.45	0.45	0.45

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. The JNL Institutional Alt Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 × 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds pay JNAM an annual administrative fee of 0.05%. The JNL American Funds, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management International Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund, JNL/PPM America Floating Rate Income Fund and JNL/Red Rocks Listed Private Equity Fund pay JNAM an annual administration fee of 0.15%. The JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund and JNL/PAM China-India Fund pay JNAM an annual administration fee of 0.20%. All other Funds pay JNAM an annual administration fee of 0.10%.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

12b-1 Fees - The Funds, except for the JNL Institutional Alt Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds, adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. For all Funds which adopted the Distribution Plan, except for the JNL American Funds, the maximum annual 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares. For the JNL American Funds, the maximum annual 12b-1 fee allowed is 0.25% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Fee Waiver and Expense Reimbursements – Effective October 1, 2009, the Board approved a contractual expense limitation agreement whereby JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period. JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed after October 1, 2009. During the period ended June 30, 2011, the Adviser waived expenses of the Fund in the amount of $1,182 (in thousands). This amount is recorded as expense waiver in the Fund’s Statement of Operations. During the period ended June 30, 2011, JNAM did not recover any previously reimbursed expenses. At June 30, 2011, the amount of potentially recoverable expenses (in thousands) was $1,106 that expires on December 31, 2012 and $2,242 that expires on December 31, 2013, and $1,182 that expires on December 31, 2014.

The Board approved a contractual fee waiver agreement whereby JNAM agrees to waive a portion of its advisory fees for the JNL American Funds. The amount of the fee waiver is 0.45% for the JNL/American Funds Blue Chip Income and Growth Fund, 0.55% for the JNL/American Funds Global Bond Fund and the JNL/American Funds International Fund, 0.60% for the JNL/American Funds Global Small Capitalization Fund, 0.40% for the JNL/American Funds Growth-Income Fund and 0.80% for the JNL/American Funds New World Fund. The Board approved a contractual fee waiver agreement whereby JNAM agrees to waive 0.66% of its advisory fees for the JNL/BlackRock Global Allocation Fund. This amount is recorded as expense waiver in the Fund’s Statement of Operations. The agreements remain in effect for as long as the Master Feeder structure is in place. Please see Note 8. Subsequent Events on page 234 for changes to the JNL/BlackRock Global Allocation Fund after June 30, 2011.

Affiliated Brokerage Commissions - During the period ended June 30, 2011, the following Funds paid brokerage fees to affiliates of their Fund on the execution of purchases and sales of portfolio investments (in thousands): JNL/Eagle SmallCap Equity Fund $1; JNL/Goldman Sachs Core Plus Bond Fund $1; JNL/Goldman Sachs Mid Cap Value Fund $49; JNL/Goldman Sachs U.S. Equity Flex Fund $2; JNL/JPMorgan International Value Fund $5.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan. Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%). Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions - A sub-adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2011, certain Funds invested in a money market fund which is managed by the Adviser. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. In addition, the Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC. Furthermore, the JNL Institutional Alt Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 × 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds invested solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Fund LLC. The JNL/BlackRock Global Allocation Fund (“BlackRock Feeder Fund”) invests primarily all of its investable assets in the BlackRock Global Allocation Portfolio (“BlackRock Master Fund”). Due to its ownership of more than 5% of the shares of the BlackRock Master Fund, the BlackRock Feeder Fund may be deemed an affiliated person thereof under the 1940 Act. The JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund. Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the American Funds Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent Company of Jackson. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The JNL/Mellon Capital Management S&P 500 Index Fund invested in the Bank of New York Mellon Corporation, the parent company of the Fund’s Sub-Adviser. The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund invested in T. Rowe Price Reserves Investment Fund, a money market fund managed by each Fund’s

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

Sub-Adviser; JNL/T. Rowe Price Value Fund invested in T. Rowe Price Institutional Floating Rate Fund; and JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Opportunity Fund, LLC which are affiliates of each Fund’s Sub-Adviser. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 7. INCOME TAX MATTERS

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.

To the extent there are differences between the amounts recognized for financial statements and federal income tax purposes that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principal contracts, and distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2010, the Funds’ last fiscal year end, the following Funds had unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains. If not used, the capital loss carryovers will expire as follows:

	Amount	Year(s) of Expiration
JNL/BlackRock Commodity Securities Fund	$72,793	2017
JNL/Capital Guardian Global Balanced Fund	53,275	2016-2018
JNL/Capital Guardian Global Diversified Research Fund	101,874	2011-2017
JNL/Capital Guardian U.S. Growth Equity Fund	98,571	2011-2018
JNL/Eagle Core Equity Fund	15,160	2016-2017
JNL/Eagle SmallCap Equity Fund	22,664	2017
JNL/Franklin Templeton Founding Strategy Fund	9,243	2016
JNL/Franklin Templeton Global Growth Fund	49,005	2016-2018
JNL/Franklin Templeton Income Fund	91,385	2016-2018
JNL/Franklin Templeton International Small Cap Growth Fund	11,818	2017
JNL/Franklin Templeton Mutual Shares Fund	69,129	2016-2018
JNL/Franklin Templeton Small Cap Value Fund	7,217	2016-2017
JNL/Goldman Sachs Mid Cap Value Fund	20,552	2017
JNL/Goldman Sachs U.S. Equity Flex Fund	3,065	2016
JNL/Invesco Global Real Estate Fund	72,509	2016-2017
JNL/Invesco International Growth Fund	106,224	2016-2018
JNL/Invesco Large Cap Growth Fund	21,686	2017
JNL/Ivy Asset Strategy Fund	61,100	2018
JNL/JPMorgan International Value Fund	209,058	2016-2018
JNL/JPMorgan Mid Cap Growth Fund	46,370	2011-2017
JNL/JPMorgan U.S. Government & Quality Bond Fund	999	2014-2017
JNL/Lazard Emerging Markets Fund	23,916	2017
JNL/Lazard Mid Cap Equity Fund	67,730	2016-2017
JNL/Mellon Capital Management 10 × 10 Fund	48	2018
JNL/Mellon Capital Management S&P 500 Index Fund	13,020	2011-2016
JNL/Mellon Capital Management Small Cap Index Fund	9,703	2017
JNL/Mellon Capital Management International Index Fund	8,175	2017-2018
JNL/Oppenheimer Global Growth Fund	7,224	2017
JNL/PPM America High Yield Bond Fund	49,935	2016-2017
JNL/PPM America Value Equity Fund	117,407	2016-2017
JNL/S&P Managed Conservative Fund	9,794	2017
JNL/S&P Managed Moderate Fund	31,387	2016-2018
JNL/S&P Managed Moderate Growth Fund	33,642	2015-2018
JNL/S&P Managed Growth Fund	43,750	2016-2018
JNL/S&P Managed Aggressive Growth Fund	32,290	2012-2018
JNL/S&P Disciplined Moderate Fund	3,044	2017-2018
JNL/S&P Disciplined Moderate Growth Fund	8,391	2017-2018
JNL/S&P Disciplined Growth Fund	3,545	2017-2018
JNL/WMC Balanced Fund	16,948	2017
JNL/WMC Value Fund	71,102	2017
JNL/T.Rowe Price Established Growth Fund	183,910	2016-2017
JNL/T.Rowe Price Short-Term Bond Fund	21,368	2017-2018
JNL/T.Rowe Price Value Fund	78,880	2016-2018

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Under the Act, a Fund will be permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law. Relevant information regarding the impact of the Act on the Funds will be contained within the Income Tax Matters section of the financial statement notes in the Funds’ Annual Report for the fiscal year ending December 31, 2011.

At December 31, 2010, the Funds’ last fiscal year end, the following Funds had capital, currency and/or passive foreign investment company (“PFIC”) mark to market losses (in thousands) realized after October 31, 2010 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/BlackRock Commodity Securities Fund	$14
JNL/Capital Guardian Global Balanced Fund	452
JNL/Capital Guardian Global Diversified Research Fund	645
JNL/Eagle SmallCap Equity Fund	280
JNL/Franklin Templeton Global Growth Fund	249
JNL/Franklin Templeton Income Fund	11
JNL/Franklin Templeton International Small Cap Growth Fund	278
JNL/Franklin Templeton Mutual Shares Fund	1,350
JNL/Goldman Sachs Core Plus Bond Fund	12,345
JNL/Goldman Sachs U.S. Equity Flex Fund	19
JNL/Invesco Global Real Estate Fund	170
JNL/Invesco International Growth Fund	1,391
JNL/Ivy Asset Strategy Fund	7,563
JNL/Lazard Emerging Markets Fund	537
JNL/M&G Global Basics Fund	20
JNL/M&G Global Leaders Fund	9
JNL/Mellon Capital Management European 30 Fund	12
JNL/Mellon Capital Management Pacific Rim 30 Fund	1
JNL/Mellon Capital Management International Index Fund	2,712
JNL/Mellon Capital Management Bond Index Fund	1,665
JNL/Mellon Capital Management Global Alpha Fund	1,256
JNL/PAM Asia ex-Japan Fund	75
JNL/PAM China-India Fund	8
JNL/PIMCO Real Return Fund	142
JNL/PIMCO Total Return Bond Fund	12,462
JNL/PPM America Mid Cap Value Fund	80
JNL/Red Rocks Listed Private Equity Fund	35
JNL/T.Rowe Price Established Growth Fund	456
JNL/T.Rowe Price Mid-Cap Growth Fund	199
JNL/T.Rowe Price Short-Term Bond Fund	943

As of June 30, 2011, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$286,922	$16,443	$(919)	$15,524
JNL/American Funds Global Bond Fund	231,801	4,388	(1,063)	3,325
JNL/American Funds Global Small Capitalization Fund	122,058	6,259	(952)	5,307
JNL/American Funds Growth-Income Fund	330,759	22,085	(703)	21,382
JNL/American Funds International Fund	182,932	12,946	(482)	12,464
JNL/American Funds New World Fund	215,509	9,298	(777)	8,521
JNL Institutional Alt 20 Fund	742,426	82,813	(1,363)	81,450
JNL Institutional Alt 35 Fund	1,138,912	128,420	(1,795)	126,625
JNL Institutional Alt 50 Fund	1,393,301	152,636	(2,578)	150,058
JNL Institutional Alt 65 Fund	994,630	102,131	(2,049)	100,082
JNL/BlackRock Commodity Securities Fund	1,301,689	129,728	(20,379)	109,349
JNL/BlackRock Global Allocation Fund	272,319	8,792	–	8,792
JNL/Capital Guardian Global Balanced Fund	380,907	51,052	(8,698)	42,354
JNL/Capital Guardian Global Diversified Research Fund	295,066	64,382	(9,818)	54,564
JNL/Capital Guardian U.S. Growth Equity Fund	413,236	78,360	(14,857)	63,503
JNL/Eagle Core Equity Fund	216,115	27,011	(4,600)	22,411
JNL/Eagle SmallCap Equity Fund	697,498	203,307	(18,810)	184,497
JNL/Franklin Templeton Founding Strategy Fund	1,193,054	34,080	(75,236)	(41,156)

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Franklin Templeton Global Growth Fund	$575,028	$72,153	$(62,817)	$9,336
JNL/Franklin Templeton Income Fund	1,409,594	100,495	(65,571)	34,924
JNL/Franklin Templeton International Small Cap Growth Fund	244,887	21,712	(7,156)	14,556
JNL/Franklin Templeton Mutual Shares Fund	594,879	114,193	–	114,193
JNL/Franklin Templeton Small Cap Value Fund	379,890	75,816	(27,188)	48,628
JNL/Goldman Sachs Core Plus Bond Fund	1,242,453	24,548	(28,406)	(3,858)
JNL/Goldman Sachs Emerging Markets Debt Fund	843,955	40,062	(5,311)	34,751
JNL/Goldman Sachs Mid Cap Value Fund	724,180	74,908	(18,566)	56,342
JNL/Goldman Sachs U.S. Equity Flex Fund	143,231	13,998	(4,195)	9,803
JNL/Invesco Global Real Estate Fund	764,284	50,900	(14,420)	36,480
JNL/Invesco International Growth Fund	634,478	107,213	(14,746)	92,467
JNL/Invesco Large Cap Growth Fund	981,323	151,170	(21,197)	129,973
JNL/Invesco Small Cap Growth Fund	201,938	44,743	(6,299)	38,444
JNL/Ivy Asset Strategy Fund	1,367,799	245,150	(26,768)	218,382
JNL/JPMorgan International Value Fund	664,916	73,655	(30,561)	43,094
JNL/JPMorgan Mid Cap Growth Fund	351,770	50,884	(6,211)	44,673
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,021,280	54,495	(5,907)	48,588
JNL/Lazard Emerging Markets Fund	1,399,973	209,807	(71,390)	138,417
JNL/Lazard Mid Cap Equity Fund	217,192	26,588	(5,094)	21,494
JNL/M&G Global Basics Fund	280,667	42,617	(9,928)	32,689
JNL/M&G Global Leaders Fund	39,351	3,191	(830)	2,361
JNL/Mellon Capital Management 10 × 10 Fund	273,477	27,267	(9,101)	18,166
JNL/Mellon Capital Management Index 5 Fund	365,658	58,938	(365)	58,573
JNL/Mellon Capital Management European 30 Fund	31,271	1,190	(1,453)	(263)
JNL/Mellon Capital Management Pacific Rim 30 Fund	45,529	2,455	(2,457)	(2)
JNL/Mellon Capital Management S&P 500 Index Fund	1,371,265	333,457	(120,722)	212,735
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	709,803	174,574	(58,436)	116,138
JNL/Mellon Capital Management Small Cap Index Fund	761,014	196,733	(75,475)	121,258
JNL/Mellon Capital Management International Index Fund	1,309,753	214,695	(139,726)	74,969
JNL/Mellon Capital Management Bond Index Fund	1,672,569	45,189	(4,490)	40,699
JNL/Mellon Capital Management Global Alpha Fund	518,140	1	(1)	(0)
JNL/Oppenheimer Global Growth Fund	549,262	88,562	(28,818)	59,744
JNL/PAM Asia ex-Japan Fund	134,365	16,110	(9,333)	6,777
JNL/PAM China-India Fund	361,538	51,511	(24,430)	27,081
JNL/PIMCO Real Return Fund	3,086,702	29,231	(29,743)	(512)
JNL/PIMCO Total Return Bond Fund	3,973,051	117,911	(37,776)	80,135
JNL/PPM America Floating Rate Income Fund	451,018	1,007	(3,543)	(2,536)
JNL/PPM America High Yield Bond Fund	1,408,509	69,490	(16,049)	53,441
JNL/PPM America Mid Cap Value Fund	160,816	13,476	(6,491)	6,985
JNL/PPM America Small Cap Value Fund	90,778	7,848	(3,351)	4,497
JNL/PPM America Value Equity Fund	121,335	14,667	(5,550)	9,117
JNL/Red Rocks Listed Private Equity Fund	819,106	71,457	(16,256)	55,201
JNL/S&P Managed Conservative Fund	1,064,371	59,761	(11,905)	47,856
JNL/S&P Managed Moderate Fund	1,890,360	144,513	(27,339)	117,174
JNL/S&P Managed Moderate Growth Fund	3,226,595	323,500	(82,436)	241,064
JNL/S&P Managed Growth Fund	2,323,989	288,521	(74,545)	213,976
JNL/S&P Managed Aggressive Growth Fund	865,356	89,737	(34,495)	55,242
JNL/S&P Disciplined Moderate Fund	393,304	33,682	(218)	33,464
JNL/S&P Disciplined Moderate Growth Fund	428,794	52,040	(553)	51,487
JNL/S&P Disciplined Growth Fund	156,906	15,042	(278)	14,764
JNL/S&P Competitive Advantage Fund	319,438	47,650	(11,878)	35,772
JNL/S&P Dividend Income & Growth Fund	519,789	74,326	(2,370)	71,956
JNL/S&P Intrinsic Value Fund	417,540	56,158	(7,215)	48,943
JNL/S&P Total Yield Fund	313,379	37,314	(14,493)	22,821
JNL/S&P 4 Fund	768,543	207,523	(292)	207,231
JNL/T.Rowe Price Established Growth Fund	1,562,903	398,617	(35,858)	362,759
JNL/T.Rowe Price Mid-Cap Growth Fund	1,412,631	375,703	(42,621)	333,082
JNL/T.Rowe Price Short-Term Bond Fund	1,184,236	13,571	(3,433)	10,138
JNL/T.Rowe Price Value Fund	1,258,281	190,019	(53,863)	136,156
JNL/WMC Balanced Fund	1,692,092	158,597	(28,284)	130,313
JNL/WMC Money Market Fund	863,106	3	(3)	–
JNL/WMC Value Fund	1,164,110	211,708	(48,278)	163,430

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

The tax character of distributions paid (in thousands) during the Funds’ last fiscal year ended December 31, 2010 were as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL Institutional Alt 20 Fund	$2,943	$ 5
JNL Institutional Alt 35 Fund	5,049	6
JNL Institutional Alt 50 Fund	6,700	5
JNL Institutional Alt 65 Fund	4,847	2
JNL/BlackRock Commodity Securities Fund	2,643	–
JNL/Capital Guardian Global Balanced Fund	3,461	–
JNL/Capital Guardian Global Diversified Research Fund	2,800	–
JNL/Capital Guardian U.S. Growth Equity Fund	1,991	–
JNL/Eagle Core Equity Fund	509	–
JNL/Eagle SmallCap Equity Fund	680	–
JNL/Franklin Templeton Founding Strategy Fund	27,416	–
JNL/Franklin Templeton Global Growth Fund	5,699	–
JNL/Franklin Templeton Income Fund	35,008	–
JNL/Franklin Templeton International Small Cap Growth Fund	2,199	–
JNL/Franklin Templeton Mutual Shares Fund	115	–
JNL/Franklin Templeton Small Cap Value Fund	1,044	–
JNL/Goldman Sachs Core Plus Bond Fund	36,086	–
JNL/Goldman Sachs Emerging Markets Debt Fund	7,785	243
JNL/Goldman Sachs Mid Cap Value Fund	2,213	–
JNL/Goldman Sachs U.S. Equity Flex Fund	671	–
JNL/Invesco Global Real Estate Fund	22,637	–
JNL/Invesco International Growth Fund	3,873	–
JNL/Invesco Large Cap Growth Fund	2,188	–
JNL/Ivy Asset Strategy Fund	98	–
JNL/JPMorgan International Value Fund	14,932	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	24,730	–
JNL/Lazard Emerging Markets Fund	5,665	–
JNL/Lazard Mid Cap Equity Fund	933	–
JNL/M&G Global Basics Fund	1,320	337
JNL/M&G Global Leaders Fund	105	341
JNL/Mellon Capital Management 10 × 10 Fund	4,451	116
JNL/Mellon Capital Management Index 5 Fund	2,898	219
JNL/Mellon Capital Management European 30 Fund	96	–
JNL/Mellon Capital Management Pacific Rim 30 Fund	5	–
JNL/Mellon Capital Management S&P 500 Index Fund	16,321	1,513
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	3,941	5,119
JNL/Mellon Capital Management Small Cap Index Fund	4,007	–
JNL/Mellon Capital Management International Index Fund	19,175	–
JNL/Mellon Capital Management Bond Index Fund	34,279	897
JNL/Mellon Capital Management Global Alpha Fund	–	43
JNL/Oppenheimer Global Growth Fund	2,821	–
JNL/PAM Asia ex-Japan Fund	140	–
JNL/PAM China-India Fund	2,466	1,023
JNL/PIMCO Real Return Fund	53,623	3,144
JNL/PIMCO Total Return Bond Fund	158,516	30,151
JNL/PPM America High Yield Bond Fund	54,887	–
JNL/PPM America Mid Cap Value Fund	2	–
JNL/PPM America Small Cap Value Fund	2,009	1,342
JNL/PPM America Value Equity Fund	1,224	–
JNL/Red Rocks Listed Private Equity Fund	2,504	1,848
JNL/S&P Managed Conservative Fund	20,853	–
JNL/S&P Managed Moderate Fund	28,187	–
JNL/S&P Managed Moderate Growth Fund	30,938	–
JNL/S&P Managed Growth Fund	17,998	–
JNL/S&P Managed Aggressive Growth Fund	4,942	–
JNL/S&P Disciplined Moderate Fund	2,774	–
JNL/S&P Disciplined Moderate Growth Fund	3,418	–
JNL/S&P Disciplined Growth Fund	1,410	–
JNL/S&P Competitive Advantage Fund	12,840	370
JNL/S&P Dividend Income & Growth Fund	21,150	13
JNL/S&P Intrinsic Value Fund	33,180	17
JNL/S&P Total Yield Fund	6,019	1,546
JNL/S&P 4 Fund	–	559
JNL/T.Rowe Price Established Growth Fund	563	–
JNL/T.Rowe Price Mid-Cap Growth Fund	2,110	26,748

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2011

	Net Ordinary Income*	Long-term Capital Gain
JNL/T.Rowe Price Short-Term Bond Fund	$9,875	$–
JNL/T.Rowe Price Value Fund	9,956	–
JNL/WMC Balanced Fund	13,936	–
JNL/WMC Money Market Fund	22	–
JNL/WMC Value Fund	9,591	–
*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2007, 2008, 2009 and 2010 which remain subject to examination, by the Internal Revenue Service. These returns are not subject to examination by any other tax jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the period ended June 30, 2011.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes except as follows:

At a meeting held on May 23 and 24, 2011, the Board voted to approve the following:

Terminate Standard & Poor’s Investment Advisory Services LLC as the sub-adviser for the JNL/S&P Disciplined Growth Fund, JNL/S&P Disciplined Moderate Fund and JNL/S&P Disciplined Moderate Growth Fund, effective August 29, 2011.

Reorganize the JNL/BlackRock Global Allocation Fund from a Master-Feeder Fund structure to a Sub-Advised Fund. The Sub-Adviser for the Fund will be BlackRock Investment Management, LLC and the Sub-Advised Fund will have the same investment objectives as the Master Fund. The change in structure will be effective August 29, 2011, at which time the Fund plans to reopen to investors. Also at that time, the contractual expense limitation agreement will be terminated and the annual advisory fee, accrued daily and paid monthly, based on the average daily net assets of the Fund will be changed to 0.75% for net assets up to $1 billion and 0.70% for net assets over $1 billion.

Changes in the annual advisory fees, accrued daily and paid monthly, based on the average daily net assets of each of the following Funds, effective August 29, 2011:

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75%	0.75%	0.75%	0.75%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.675%	0.675%
JNL/Ivy Asset Strategy Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.825
JNL/T. Rowe Price Short Term Bond Fund	0.45	0.45	0.45	0.45	0.45	0.40	0.40	0.40	0.40	0.40	0.40	0.375

In addition, the Adviser agreed to voluntarily waive annual advisory fees of 0.10% on the first $100 million of average daily net assets for the JNL/Lazard Emerging Markets Fund effective, August 29, 2011.

JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund and JNL/Red Rocks Listed Private Equity Fund will close to investors, effective August 29, 2011, but will remain open to the JNL Institutional Alt Funds and the JNL/S&P Funds. In addition, JNL/Institutional Alt 65 Fund will close to all new investors, effective August 29, 2011.

Effective August 1, 2011, the JNL/PPM America Floating Rate Income Fund entered into a $20 million committed, unsecured revolving line of credit facility. Borrowings will be used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Interest on borrowings are payable at the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Fund will pay an annual commitment fee of 0.10% for this facility. No amounts were borrowed under the facility through the date the financial statements were issued.

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JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2011

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/American Funds Blue Chip Income and Growth Fund
Class A	$1,000.00	$1,034.60	0.65%	$3.28	$1,000.00	$1,021.56	0.65%	$3.26
Class B	1,000.00	1,035.50	0.40	2.02	1,000.00	1,022.80	0.40	2.01
JNL/American Funds Global Bond Fund
Class A	1,000.00	1,042.10	0.55	2.78	1,000.00	1,022.05	0.55	2.76
Class B	1,000.00	1,043.00	0.30	1.52	1,000.00	1,023.29	0.30	1.51
JNL/American Funds Global Small Capitalization Fund
Class A	1,000.00	1,003.60	0.55	2.73	1,000.00	1,022.05	0.55	2.76
Class B	1,000.00	1,005.40	0.30	1.49	1,000.00	1,023.31	0.30	1.51
JNL/American Funds Growth-Income Fund
Class A	1,000.00	1,042.10	0.70	3.54	1,000.00	1,021.31	0.70	3.51
Class B	1,000.00	1,044.00	0.45	2.28	1,000.00	1,022.54	0.45	2.26
JNL/American Funds International Fund
Class A	1,000.00	1,042.40	0.70	3.54	1,000.00	1,021.31	0.70	3.51
Class B	1,000.00	1,043.20	0.45	2.28	1,000.00	1,022.56	0.45	2.26
JNL/American Funds New World Fund
Class A	1,000.00	1,007.90	0.65	3.24	1,000.00	1,021.56	0.65	3.26
Class B	1,000.00	1,009.70	0.40	1.99	1,000.00	1,022.82	0.40	2.01
JNL Institutional Alt 20 Fund
Class A	1,000.00	1,048.90	0.19	0.97	1,000.00	1,023.86	0.19	0.95
JNL Institutional Alt 35 Fund
Class A	1,000.00	1,051.80	0.18	0.92	1,000.00	1,023.92	0.18	0.90
JNL Institutional Alt 50 Fund
Class A	1,000.00	1,050.40	0.17	0.86	1,000.00	1,023.94	0.17	0.85
JNL Institutional Alt 65 Fund
Class A	1,000.00	1,051.60	0.18	0.92	1,000.00	1,023.90	0.18	0.90
JNL/BlackRock Commodity Securities Fund
Class A	1,000.00	1,009.10	0.98	4.88	1,000.00	1,019.93	0.98	4.91
Class B	1,000.00	1,009.90	0.78	3.89	1,000.00	1,020.92	0.78	3.91
JNL/BlackRock Global Allocation Fund
Class A	1,000.00	1,033.80	0.59	2.98	1,000.00	1,021.86	0.59	2.96
Class B	1,000.00	1,036.70	0.39	1.97	1,000.00	1,022.88	0.39	1.96
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	1,033.60	1.01	5.09	1,000.00	1,019.79	1.01	5.06
Class B	1,000.00	1,033.80	0.81	4.08	1,000.00	1,020.79	0.81	4.06
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	1,053.40	1.08	5.50	1,000.00	1,019.45	1.08	5.41
Class B	1,000.00	1,053.80	0.88	4.48	1,000.00	1,020.43	0.88	4.41

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2011

Disclosure of Fund Expenses
	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/Capital Guardian U.S. Growth Equity Fund
Class A	$1,000.00	$1,053.80	0.95%	$4.84	$1,000.00	$1,020.09	0.95%	$4.76
Class B	1,000.00	1,054.60	0.75	3.82	1,000.00	1,021.06	0.75	3.76
JNL/Eagle Core Equity Fund
Class A	1,000.00	1,051.80	0.93	4.73	1,000.00	1,020.20	0.93	4.66
Class B	1,000.00	1,053.60	0.73	3.72	1,000.00	1,021.20	0.73	3.66
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	1,131.20	0.99	5.23	1,000.00	1,019.86	0.99	4.96
Class B	1,000.00	1,132.60	0.79	4.18	1,000.00	1,020.85	0.79	3.96
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	1,065.70	0.05	0.26	1,000.00	1,024.53	0.05	0.25
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	1,086.60	1.06	5.48	1,000.00	1,019.54	1.06	5.31
Class B	1,000.00	1,087.70	0.86	4.45	1,000.00	1,020.52	0.86	4.31
JNL/Franklin Templeton Income Fund
Class A	1,000.00	1,054.50	0.95	4.84	1,000.00	1,020.10	0.95	4.76
Class B	1,000.00	1,055.30	0.75	3.82	1,000.00	1,021.09	0.75	3.76
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1,000.00	1,006.10	1.31	6.52	1,000.00	1,018.32	1.31	6.56
Class B	1,000.00	1,007.30	1.11	5.52	1,000.00	1,019.31	1.11	5.56
JNL/Franklin Templeton Mutual Shares Fund
Class A	1,000.00	1,060.10	1.07	5.47	1,000.00	1,019.49	1.07	5.36
Class B	1,000.00	1,062.20	0.87	4.45	1,000.00	1,020.48	0.87	4.36
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	1,026.30	1.12	5.63	1,000.00	1,019.26	1.12	5.61
Class B	1,000.00	1,027.30	0.92	4.62	1,000.00	1,020.26	0.92	4.61
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	1,023.10	0.88	4.41	1,000.00	1,020.42	0.88	4.41
Class B	1,000.00	1,024.40	0.68	3.41	1,000.00	1,021.41	0.68	3.41
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	1,058.60	1.07	5.46	1,000.00	1,019.51	1.07	5.36
Class B	1,000.00	1,059.90	0.87	4.44	1,000.00	1,020.50	0.87	4.36
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	1,057.50	1.01	5.15	1,000.00	1,019.78	1.01	5.06
Class B	1,000.00	1,059.40	0.81	4.14	1,000.00	1,020.78	0.81	4.06
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1,000.00	1,013.40	2.02	10.08	1,000.00	1,014.78	2.02	10.09
Class B	1,000.00	1,015.80	1.82	9.10	1,000.00	1,015.77	1.82	9.10
JNL/Invesco Global Real Estate Fund
Class A	1,000.00	1,056.50	1.06	5.40	1,000.00	1,019.53	1.06	5.31
Class B	1,000.00	1,057.20	0.86	4.39	1,000.00	1,020.52	0.86	4.31
JNL/Invesco International Growth Fund
Class A	1,000.00	1,062.90	1.01	5.17	1,000.00	1,019.80	1.01	5.06
Class B	1,000.00	1,063.80	0.81	4.14	1,000.00	1,020.79	0.81	4.06
JNL/Invesco Large Cap Growth Fund
Class A	1,000.00	1,055.60	0.96	4.89	1,000.00	1,020.03	0.96	4.81
Class B	1,000.00	1,056.70	0.76	3.88	1,000.00	1,021.02	0.76	3.81
JNL/Invesco Small Cap Growth Fund
Class A	1,000.00	1,120.70	1.15	6.05	1,000.00	1,019.08	1.15	5.76
Class B	1,000.00	1,121.70	0.95	5.00	1,000.00	1,020.08	0.95	4.76
JNL/Ivy Asset Strategy Fund
Class A	1,000.00	1,068.20	1.22	6.26	1,000.00	1,018.72	1.22	6.11
Class B	1,000.00	1,069.00	1.02	5.23	1,000.00	1,019.71	1.02	5.11
JNL/JPMorgan International Value Fund
Class A	1,000.00	1,066.50	1.00	5.12	1,000.00	1,019.82	1.00	5.01
Class B	1,000.00	1,066.40	0.80	4.10	1,000.00	1,020.81	0.80	4.01

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2011

Disclosure of Fund Expenses
	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/JPMorgan Mid Cap Growth Fund
Class A	$1,000.00	$1,087.40	1.00%	$5.18	$1,000.00	$1,019.84	1.00%	$5.01
Class B	1,000.00	1,088.20	0.80	4.14	1,000.00	1,020.83	0.80	4.01
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	1,000.00	1,031.70	0.71	3.58	1,000.00	1,021.30	0.71	3.56
Class B	1,000.00	1,032.70	0.51	2.57	1,000.00	1,022.27	0.51	2.56
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	993.40	1.22	6.03	1,000.00	1,018.73	1.22	6.11
Class B	1,000.00	994.20	1.02	5.04	1,000.00	1,019.73	1.02	5.11
JNL/Lazard Mid Cap Equity Fund
Class A	1,000.00	1,044.90	1.01	5.12	1,000.00	1,019.76	1.01	5.06
Class B	1,000.00	1,046.20	0.81	4.11	1,000.00	1,020.75	0.81	4.06
JNL/M&G Global Basics Fund
Class A	1,000.00	1,026.00	1.21	6.08	1,000.00	1,018.78	1.21	6.06
Class B	1,000.00	1,027.30	1.01	5.08	1,000.00	1,019.78	1.01	5.06
JNL/M&G Global Leaders Fund
Class A	1,000.00	1,013.40	1.24	6.19	1,000.00	1,018.66	1.24	6.21
Class B	1,000.00	1,014.90	1.04	5.20	1,000.00	1,019.64	1.04	5.21
JNL/Mellon Capital Management 10 x 10 Fund
Class A	1,000.00	1,049.90	0.05	0.25	1,000.00	1,024.53	0.05	0.25
JNL/Mellon Capital Management Index 5 Fund
Class A	1,000.00	1,055.10	0.05	0.25	1,000.00	1,024.53	0.05	0.25
JNL/Mellon Capital Management European 30 Fund
Class A	1,000.00	1,090.60	0.77	3.99	1,000.00	1,020.95	0.77	3.86
Class B	1,000.00	1,092.10	0.57	2.96	1,000.00	1,021.95	0.57	2.86
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A	1,000.00	1,007.90	0.78	3.88	1,000.00	1,020.94	0.78	3.91
Class B	1,000.00	1,008.60	0.58	2.89	1,000.00	1,021.93	0.58	2.91
JNL/Mellon Capital Management S&P 500 Index Fund
Class A	1,000.00	1,056.70	0.56	2.86	1,000.00	1,022.00	0.56	2.81
Class B	1,000.00	1,058.40	0.36	1.84	1,000.00	1,022.99	0.36	1.81
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A	1,000.00	1,083.00	0.58	3.00	1,000.00	1,021.90	0.58	2.91
Class B	1,000.00	1,084.00	0.38	1.96	1,000.00	1,022.89	0.38	1.91
JNL/Mellon Capital Management Small Cap Index Fund
Class A	1,000.00	1,060.30	0.59	3.01	1,000.00	1,021.89	0.59	2.96
Class B	1,000.00	1,061.20	0.39	1.99	1,000.00	1,022.88	0.39	1.96
JNL/Mellon Capital Management International Index Fund
Class A	1,000.00	1,052.90	0.65	3.31	1,000.00	1,021.56	0.65	3.26
Class B	1,000.00	1,053.60	0.45	2.29	1,000.00	1,022.55	0.45	2.26
JNL/Mellon Capital Management Bond Index Fund
Class A	1,000.00	1,023.90	0.57	2.86	1,000.00	1,021.99	0.57	2.86
Class B	1,000.00	1,024.00	0.37	1.86	1,000.00	1,022.98	0.37	1.86
JNL/Mellon Capital Management Global Alpha Fund
Class A	1,000.00	1,008.60	1.35	6.72	1,000.00	1,018.09	1.35	6.76
Class B	1,000.00	1,010.50	1.15	5.73	1,000.00	1,019.09	1.15	5.76
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	1,074.50	1.01	5.20	1,000.00	1,019.77	1.01	5.06
Class B	1,000.00	1,074.60	0.81	4.17	1,000.00	1,020.76	0.81	4.06
JNL/PAM Asia ex-Japan Fund
Class A	1,000.00	981.50	1.28	6.29	1,000.00	1,018.45	1.28	6.41
Class B	1,000.00	982.50	1.08	5.31	1,000.00	1,019.43	1.08	5.41
JNL/PAM China-India Fund
Class A	1,000.00	957.40	1.31	6.36	1,000.00	1,018.28	1.31	6.56
Class B	1,000.00	958.80	1.11	5.39	1,000.00	1,019.27	1.11	5.56

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2011

Disclosure of Fund Expenses
	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/PIMCO Real Return Fund
Class A	$1,000.00	$1,053.90	0.80%	$4.07	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,054.30	0.60	3.06	1,000.00	1,021.84	0.60	3.01
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,030.80	0.81	4.08	1,000.00	1,020.80	0.81	4.06
Class B	1,000.00	1,032.00	0.61	3.07	1,000.00	1,021.79	0.61	3.06
JNL/PPM America Floating Rate Income Fund
Class A	1,000.00	1,010.00	1.00	4.98	1,000.00	1,019.83	1.00	5.01
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,054.00	0.75	3.82	1,000.00	1,021.09	0.75	3.76
Class B	1,000.00	1,055.80	0.55	2.80	1,000.00	1,022.09	0.55	2.76
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	1,070.20	1.05	5.39	1,000.00	1,019.57	1.05	5.26
Class B	1,000.00	1,072.00	0.85	4.37	1,000.00	1,020.56	0.85	4.26
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	1,074.00	1.06	5.45	1,000.00	1,019.54	1.06	5.31
Class B	1,000.00	1,075.90	0.86	4.43	1,000.00	1,020.54	0.86	4.31
JNL/PPM America Value Equity Fund
Class A	1,000.00	1,041.20	0.86	4.35	1,000.00	1,020.55	0.86	4.31
Class B	1,000.00	1,042.70	0.66	3.34	1,000.00	1,021.55	0.66	3.31
JNL/Red Rocks Listed Private Equity Fund
Class A	1,000.00	1,109.20	1.17	6.12	1,000.00	1,019.01	1.17	5.86
Class B	1,000.00	1,110.90	0.97	5.08	1,000.00	1,019.99	0.97	4.86
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,033.60	0.16	0.81	1,000.00	1,024.01	0.16	0.80
JNL/S&P Managed Moderate Fund
Class A	1,000.00	1,038.60	0.15	0.76	1,000.00	1,024.06	0.15	0.75
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	1,044.10	0.14	0.71	1,000.00	1,024.09	0.14	0.70
JNL/S&P Managed Growth Fund
Class A	1,000.00	1,051.00	0.14	0.71	1,000.00	1,024.08	0.14	0.70
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	1,051.80	0.16	0.81	1,000.00	1,023.99	0.16	0.80
JNL/S&P Disciplined Moderate Fund
Class A	1,000.00	1,047.70	0.18	0.91	1,000.00	1,023.88	0.18	0.90
JNL/S&P Disciplined Moderate Growth Fund
Class A	1,000.00	1,057.20	0.18	0.92	1,000.00	1,023.88	0.18	0.90
JNL/S&P Disciplined Growth Fund
Class A	1,000.00	1,056.30	0.18	0.92	1,000.00	1,023.88	0.18	0.90
JNL/S&P Competitive Advantage Fund
Class A	1,000.00	1,080.40	0.70	3.61	1,000.00	1,021.30	0.70	3.51
Class B	1,000.00	1,080.40	0.50	2.58	1,000.00	1,022.29	0.50	2.51
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	1,096.30	0.70	3.64	1,000.00	1,021.31	0.70	3.51
Class B	1,000.00	1,096.90	0.50	2.60	1,000.00	1,022.31	0.50	2.51
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	1,148.40	0.70	3.73	1,000.00	1,021.30	0.70	3.51
Class B	1,000.00	1,150.20	0.50	2.67	1,000.00	1,022.29	0.50	2.51
JNL/S&P Total Yield Fund
Class A	1,000.00	1,073.90	0.70	3.60	1,000.00	1,021.30	0.70	3.51
Class B	1,000.00	1,074.80	0.50	2.57	1,000.00	1,022.29	0.50	2.51
JNL/S&P 4 Fund
Class A	1,000.00	1,099.40	0.05	0.26	1,000.00	1,024.53	0.05	0.25
JNL/T.Rowe Price Established Growth Fund
Class A	1,000.00	1,050.90	0.87	4.42	1,000.00	1,020.46	0.87	4.36
Class B	1,000.00	1,052.20	0.67	3.41	1,000.00	1,021.46	0.67	3.36
JNL/T.Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	1,072.90	1.01	5.19	1,000.00	1,019.79	1.01	5.06
Class B	1,000.00	1,074.20	0.81	4.17	1,000.00	1,020.79	0.81	4.06

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2011

Disclosure of Fund Expenses
	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/T.Rowe Price Short-Term Bond Fund
Class A	$1,000.00	$1,012.10	0.72%	$3.59	$1,000.00	$1,021.24	0.72%	$3.61
Class B	1,000.00	1,013.10	0.52	2.60	1,000.00	1,022.23	0.52	2.61
JNL/T.Rowe Price Value Fund
Class A	1,000.00	1,054.40	0.93	4.74	1,000.00	1,020.19	0.93	4.66
Class B	1,000.00	1,055.80	0.73	3.72	1,000.00	1,021.18	0.73	3.66
JNL/WMC Balanced Fund
Class A	1,000.00	1,044.40	0.75	3.80	1,000.00	1,021.09	0.75	3.76
Class B	1,000.00	1,045.30	0.55	2.79	1,000.00	1,022.08	0.55	2.76
JNL/WMC Money Market Fund
Class A	1,000.00	1,000.00	0.25	1.24	1,000.00	1,023.55	0.25	1.25
Class B	1,000.00	1,000.00	0.25	1.24	1,000.00	1,023.54	0.25	1.25
JNL/WMC Value Fund
Class A	1,000.00	1,043.20	0.79	4.00	1,000.00	1,020.90	0.79	3.96
Class B	1,000.00	1,043.60	0.59	2.99	1,000.00	1,021.89	0.59	2.96

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, except Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), which does not have a proxy voting policy, nor does SPIAS vote proxies. The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders. The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their Procedures. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2011 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314 Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Interested Trustee
Mark D. Nerud (45) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Managing Board Member of Curian Capital, LLC (1/2011 to present) and Curian Clearing LLC (1/2011 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Disinterested Trustees
Michael Bouchard (55) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2003 to present)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/1999 to present) OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
William J. Crowley, Jr. (65) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Bio Veris Corporation (from 5/2003 until 6/2007 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (73) 1 Corporate Way Lansing, MI 48951	Chairman of the Board (2/2004 to present) Trustee [2] (2/2002 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Michelle Engler (53) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [3] (1/2011 to present) Trustee [2] (12/2003 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

[1]	Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Asset Management, LLC, the Adviser.
[2]	The interested and disinterested Trustees are elected to serve for an indefinite term.
[3]

Beginning January 1, 2011, the Chairman shall serve as Chairman for no more than three consecutive years and may not be re-elected as Chairman until at least one year has elapsed since the end of the Chairman’s term. Chairman Engler’s term will lapse at the end of 2013.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Disinterested Trustees
James Henry, Ph.D. (72) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to 7/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Richard McLellan (69) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/1994 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney (2010 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009); Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Adjunct Associate Professor, Michigan State University (2008 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (60) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 3/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

Patricia A. Woodworth (56) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Officers
Danielle A. Bergandine (31) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of the Adviser (6/2009 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009); Administrative Assistant of the Adviser (12/2005 to 08/2006)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

Karen J. Buiter (46) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Vice President – Fund Reporting of the Adviser (4/2008 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Officers
Kelly L. Crosser (38) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/2006 to 4/2007): Senior Paralegal of Jackson National Life Insurance Company (6/2004 to 2/2006)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

Steven J. Fredricks (40) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

Daniel W. Koors (41) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/2006 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/2009 to present), Chief Operating Officer of the Adviser (4/2011 to present), and Chief Financial Officer of the Adviser (1/2007 to 4/2011); Vice President of the Adviser (1/2007 to 12/2008); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/2006 to 12/2006); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

Michael Piszczek (53) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President – Tax of the Adviser (11/2007 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

Susan S. Rhee (39) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/2004 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (THE “TRUST”)

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2011:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$63,086	$0	$0	$76,500 [4]
William J. Crowley, Jr.	$71,333	$0	$0	$86,500
Dominic D’Annunzio	$65,148	$0	$0	$79,000 [5]
Michelle Engler [3]	$81,641	$0	$0	$99,000
James Henry	$65,148	$0	$0	$79,000 [6]
Richard McLellan	$63,086	$0	$0	$76,500
William R. Rybak	$69,271	$0	$0	$84,000
Patricia Woodworth	$63,086	$0	$0	$76,500 [7]
Steven J. Fredricks [2]	$173,691	$0	$0	$210,623

[1]

The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust and JNL Variable Fund LLC (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees is $657,000.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Ms. Engler is an ex officio (non-voting) member of the Governance Committee. Therefore, she does not receive any compensation as a member of the Governance Committee.
[4]	Amount includes $3,825 deferred by Mr. Bouchard.
[5]	Amount includes $39,500 deferred by Mr. D’Annunzio.
[6]	Amount includes $71,100 deferred by Mr. Henry.
[7]	Amount includes $76,500 deferred by Ms. Woodworth.

JNL SERIES TRUST

(THE “TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds (each a “Fund” and collectively the “Funds”) and, as required by law, determines annually whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) and certain sub-subadvisers (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on May 23-24, 2011, the Board, including all of the Independent Trustees, considered information relating to the continuation of these Agreements and approval of one new Sub-Advisory Agreement. In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2012.

In reviewing the Agreements and considering the information, the Board was advised by outside legal counsel to the Trust, and the Independent Trustees were advised by independent legal counsel. The Board considered the factors it deemed relevant: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) profitability data, (4) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (5) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark or relevant blended benchmark. This consideration was based on JNAM’s assertion that the custom or blended benchmark may, in many circumstances, be a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that use a limited or unique investment focus. A custom benchmark may not be available for certain periods presented, in which case the Fund was compared to its primary benchmark. The performance reviewed by the Board was for periods ended on December 31, 2010 (unless otherwise noted). When available, the Board considered one-, five-, ten-year, or since inception performance.

Existing Funds – JNL Series Trust:

JNL/American Funds Blue Chip Income and Growth Fund

The Board considered that while the Fund underperformed its peer group and benchmark since inception, the Fund had only commenced operations in May 2010. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Global Bond Fund. The Board considered that while the Fund underperformed its peer group and benchmark since inception, the Fund had only commenced operations in May 2010. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Global Small Capitalization Fund. The Board considered that while the Fund underperformed its peer group and benchmark since inception, the Fund had only commenced operations in May 2010. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Growth-Income Fund. The Board considered that while the Fund underperformed its peer group and benchmark since inception, the Fund had only commenced operations in May 2010. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds International Fund. The Board considered that while the Fund underperformed its peer group and benchmark since inception, the Fund had only commenced operations in May 2010. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds New World Fund. The Board considered that the Fund outperformed its benchmark since inception, but underperformed its peer group since inception. The Board also took into account that the Fund commenced operations in May 2010. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund. The Board considered that each Fund outperformed its blended benchmark and peer group for the one-year and since inception periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreement.

JNL/BlackRock Commodity Securities Fund. The Board considered that the Fund outperformed its blended benchmark for the one-year and since inception periods, but underperformed the peer group for the one-year and since inception periods. The Board also considered that the Sub-Adviser began managing the Fund in October 2010 and noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/BlackRock Global Allocation Fund. The Board noted that the Fund outperformed its peer group since inception. The Board also noted that the Fund began operations in October 2010 and noted therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/Capital Guardian Global Balanced Fund. The Board considered that the Fund outperformed its peer group for the ten-year period, but underperformed the blended benchmark and the peer group for the one- and five-year periods. The Board also considered, however, that Capital Guardian has made changes to its analyst team, research coverage, and portfolio composition in an effort to improve performance. The Board concluded that it would be prudent to allow the Sub-Adviser time to improve performance and in the best interests of the Fund and its shareholders to renew the Agreements, but is exploring its strategic options.

            JNL/Capital Guardian Global Diversified Research Fund. The Board considered that the Fund outperformed its benchmark and the peer group for the five-year period, but underperformed its benchmark and peer group for the one- and ten-year periods. The Board also took into consideration that Capital Guardian has changed its analyst team and research coverage, as well as portfolio composition. The Board noted that quarter-to-date the Fund is outperforming its benchmark by 60 bps and the Fund’s one-year performance as of March 31, 2011 outperformed its benchmark by 110 bps. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian U.S. Growth Equity Fund. The Board took into account that the Fund underperformed its benchmark and the peer group for all periods. The Board noted, however, that Capital Guardian had changed its analyst team and research coverage, as well as portfolio composition in an effort to improve performance. The Board also considered that for the one-year period ended March 31, 2011 the Fund outperformed its benchmark. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eagle Core Equity Fund. The Board considered that the Fund underperformed its benchmark and the peer group for all periods, though the Fund outperformed its peer group for the three-year period. The Board noted that the Sub-Adviser had changed its analyst team and research coverage with greater emphasis in the financial sector. The Board considered that the Fund is outperforming its benchmark by 20 bps for first quarter 2011. The Board concluded it would be prudent to allow the Sub-Adviser time to improve performance and in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eagle SmallCap Equity Fund. The Board took into account that the Fund outperformed its benchmark and peer group for the one-, five- and ten-year periods. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Founding Strategy Fund. The Board considered that the Fund underperformed its blended benchmark and the peer group for the one-year period. The Board noted that as the Fund invests equally in only three underlying funds, its investment performance will depend on the performance of the underlying funds, each of whose performance is evaluated by the Board. The Board also took into account that last year for its one-year performance period, the Fund ranked in the second decile of its peer group and outperformed its blended benchmark. Given these considerations and that the Fund does not yet have a five-year track record the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Franklin Templeton Global Growth Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one-year and since inception periods. The Board also considered that through first quarter 2011, the Fund had outperformed its benchmark by 151 bps and that the Fund has changed its portfolio manager. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund outperformed both its blended benchmark and the peer group for the one-year period and outperformed its blended benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton International Small Cap Growth Fund. The Board noted that the Fund outperformed its peer group for the one-year and since inception periods, but underperformed its benchmark for those periods. The Board also noted, however, that Franklin Templeton began sub-advising the Fund in May 2010 and noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Mutual Shares Fund. The Board took into account that the Fund underperformed its benchmark and peer group for the one-year and since inception periods. The Board also took into account that last year for its one-year performance the Fund ranked in the third decile of its peer group and outperformed its benchmark. Given these considerations and that the Fund does not yet have a five-year track record the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Franklin Templeton Small Cap Value Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and five-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund outperformed the peer group its benchmark for the one- and ten-year periods. The Fund underperformed its benchmark and the peer group for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board took into account that the Fund outperformed its benchmark and the peer group for the one-year period and outperformed its peer group since inception, but underperformed its benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Mid Cap Value Fund. The Board considered that the Fund outperformed its peer group for the one- and five-year and since inception periods and outperformed its benchmark for the five-year and since inception periods, but underperformed its benchmark for the one-year period. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs U.S. Equity Flex Fund. The Board considered that the Fund outperformed the peer group, but underperformed its benchmark for the one-year period. The Fund underperformed its benchmark and peer group since inception. The Board also noted that Goldman Sachs began sub-advising the Fund in October 2010 and noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

            JNL/Invesco Global Real Estate Fund. The Board considered that the Fund outperformed its benchmark and peer group for the five-year period, and outperformed its peer group since inception, but underperformed the peer group and its benchmark for the one-year period. The Board took into consideration that the Fund’s Lipper peer group contains a number of funds with only domestic real estate securities where as the Fund holds a 60% weighting in non-U.S. securities. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco International Growth Fund. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods though it underperformed the peer group for all periods. The Board also noted that last year for the Fund’s one-year performance the Fund ranked in the fourth decile and outperformed its benchmark. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Large Cap Growth Fund. The Board took into account that the Fund outperformed its benchmark and the peer group for all periods, except that it underperformed its benchmark for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Small Cap Growth Fund. The Board considered that the Fund outperformed its peer group and benchmark for the five-year period, and outperformed its peer group since inception, but underperformed its benchmark and the peer group for the one-year period and underperformed its benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Ivy Asset Strategy Fund. The Board considered that the Fund outperformed its peer group for the one-year and since inception periods, but underperformed its benchmark for the one-year and since inception periods. The Board also took into account that the Fund commenced operations in September 2009. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan International Value Fund. The Board considered that the Fund outperformed its benchmark and the peer group for the one- and five-year periods (though it underperformed its benchmark and the peer group for the ten-year period.) The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Midcap Growth Fund. The Board considered that the Fund outperformed its peer group for the one-year period, but underperformed its benchmark for the one-year period. The Board noted that the Fund underperformed its benchmark and peer group for the five- and ten-year periods. The Board took into account that as of March 31, 2011 the Fund outperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board took into account that the Fund outperformed its peer group for the one-, five- and ten-year periods and that the Fund outperformed its benchmark for the one-year period (even though it underperformed its benchmark for the five- and ten-year periods). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Emerging Markets Fund. The Board took into account that the Fund outperformed its benchmark and peer group for the one-year period, and outperformed its benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Mid Cap Equity Fund. The Board considered that the Fund outperformed its peer group for the one-, five- and ten-year periods and its benchmark for the ten-year period. The Fund underperformed its benchmark for the one- and five-year periods. The Board noted the Sub-Adviser’s assertion that the main detractor for performance compared against the benchmark was a large cash position resulting from positive cash flows that could not be invested immediately without incurring significant market impact. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/M&G Global Basics Fund. The Board took into account that the Fund outperformed its benchmark and peer group for the one-year period, and outperformed its benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/M&G Global Leaders Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period, and underperformed its peer group and benchmark since inception. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board noted that the Fund underperformed its peer group for the one- and five-year periods. However, the Fund’s gross performance as of March 31, 2011 tracked its benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund. The Board considered that the Fund outperformed its peer group for the five-year period and since inception, but underperformed its peer group for the one-year period. The Board noted that the Fund’s gross performance as of March 31, 2011 tracked its benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

            JNL/Mellon Capital Management Small Cap Index Fund. The Board considered that the Fund outperformed its peer group for the one-year period and that the Fund’s gross performance as of March 31, 2011 tracked its benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management International Index Fund. The Board took into account that the Fund underperformed its peer group and benchmark for the one- and five-year period. The Board noted, however, that the Fund’s gross performance as of March 31, 2011 tracked its benchmark for the one- and five-year periods. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Bond Index Fund. The Board considered that the Fund outperformed its peer group for the one- and five-year and since inception periods. The Board also took into account that the Fund’s gross performance as of March 31, 2011 tracked its benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 10 x 10 Fund. The Board considered that the Fund outperformed its custom benchmark and the peer group for the one-year period (though it underperformed since inception). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Management Index 5 Fund. The Board took into account that the Fund outperformed its custom benchmark and the peer group for the one-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Management European 30 Fund. The Board considered that the Fund underperformed its peer group for the one-year and since inception periods and custom benchmark for the one-year period. The Board took into account that the Fund’s gross performance as of March 31, 2011 tracked its custom benchmark for the one-year period. The Board also took into account that the Fund commenced operations in October 2008. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Pacific Rim 30 Fund. The Board took into account that the Fund outperformed the peer group for the one-year period, but underperformed its custom benchmark for the same period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Global Alpha Fund. The Board considered that the Fund outperformed its benchmark for the one-year period, but underperformed its peer group for the one-year period. The Board also took into account that the Fund commenced operations in September 2009. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Oppenheimer Global Growth Fund. The Board took into account that the Fund outperformed its benchmark for the one- and five-year, and since inception periods. The Fund underperformed the peer group for the five-year period, but outperformed the peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PAM Asia ex-Japan Fund. The Board noted that the Fund outperformed the peer group for the one-year period and outperformed its benchmark and peer group since inception, but underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PAM China-India Fund. The Board considered that the Fund outperformed its blended benchmark for the one-year and since inception periods, but underperformed its peer group for the one-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Real Return Fund. The Board took into account that the Fund outperformed both its benchmark and the peer group for the one-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Total Return Bond Fund. The Board noted that the Fund outperformed its benchmark for the one-year period, but underperformed its peer group for the one-year period. The Fund also outperformed both its benchmark and the peer group for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund outperformed its benchmark and the peer group for the one-year period (though it underperformed for the other, longer periods, except that it outperformed its peer group for the ten-year period.) The Board noted the Adviser’s assertion that the Fund is managed consistently with its investment strategy. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Mid Cap Value Fund. The Board took into account that the Fund outperformed its benchmark and the peer group for the one-year period, but underperformed its benchmark and the peer group since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

            JNL/PPM America Small Cap Value Fund. The Board considered that the Fund outperformed its benchmark and the peer group for the one-year period but underperformed its benchmark and the peer group since inception. The Board also took into account that the Fund commenced operations in March 2008. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/PPM America Value Equity Fund. The Board considered that the Fund outperformed its benchmark and the peer group for the one-year period though it underperformed the peer group and its benchmark for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Red Rocks Listed Private Equity Fund. The Board took into account that the Fund outperformed the peer group, but underperformed its benchmark for the one-year period. The Fund underperformed its benchmark and peer group since inception. The Board also considered that the Fund commenced operations in October 2008. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Balanced Fund (formerly JNL/Select Balanced Fund). The Board considered that the Fund outperformed its blended benchmark for the five- and ten-year periods, but underperformed its blended benchmark for the one-year period. The Fund also outperformed the peer group for the one-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Money Market Fund (formerly JNL/Select Money Market Fund). The Board took into account that the Fund outperformed the peer group for the one- and five-year periods, but underperformed its benchmark for the one-, five-, and ten-year periods and underperformed its peer group for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Value Fund (formerly JNL/Select Value Fund). The Board noted that the Fund outperformed its peer group for the one-year period and its benchmark and the peer group for the five-year and since inception periods (though it underperformed the benchmark for the one-year period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Competitive Advantage Fund. The Board took into account that the Fund outperformed its peer group since inception, but underperformed its custom benchmark and the peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Dividend Income & Growth Fund. The Board noted that the Fund outperformed its peer group for the one-year period and benchmark and peer group since inception, but underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Intrinsic Value Fund. The Board considered that through first quarter 2011 the Fund has outperformed its benchmark by 340 bps, but underperformed its benchmark for the one-year period. The independent data service provider could not identify a peer group for this Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Total Yield Fund. The Board noted that the Fund underperformed its primary benchmark for the one-year period, but outperformed its primary benchmark since inception. The Board also considered that through first quarter 2011 the Fund has outperformed its primary benchmark. The independent data service provider could not identify a peer group for this Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P 4 Fund. The Board took into account that the Fund outperformed its peer group since inception, but underperformed its custom benchmark and the peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/S&P Disciplined Growth Fund. The Board considered that the Fund underperformed its blended benchmark and the peer group for the one-year period and since inception. The Board noted that S&P will no longer be making investment allocation decisions and that the Adviser would begin making investment decisions for the Fund effective August 29, 2011. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements until the Adviser assumed managerial responsibilities.

JNL/S&P Disciplined Moderate Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period. The Board noted that S&P will no longer be making investment allocation decisions and that the Adviser would begin making investment decisions for the Fund effective August 29, 2011. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements until the Adviser assumed managerial responsibilities.

JNL/S&P Disciplined Moderate Growth Fund. The Board took into account that the Fund underperformed the peer group but outperformed its blended benchmark for the one-year period. The Board noted that S&P will no longer be making investment allocation decisions and that the Adviser would begin making investment decisions for the Fund effective August 29, 2011. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements the Adviser assumed managerial responsibilities.

JNL/S&P Managed Conservative Fund. The Board considered that the Fund underperformed the peer group and outperformed the blended benchmark for the one-year period, but underperformed its peer group and blended benchmark for the five-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Fund. The Board noted that the Fund outperformed its blended benchmark and the peer group for the one-year period. The Board noted that the Fund underperformed its peer group for the five-year period. The Fund also outperformed its blended benchmark and underperformed the peer group by one basis point for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Growth Fund. The Board considered that the Fund outperformed its blended benchmark and peer group for the one-, five-, and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Growth Fund. The Board took into account that the Fund outperformed its blended benchmark and peer group for the one-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Aggressive Growth Fund. The Board took into account that the Fund outperformed its blended benchmark and peer group for the one- and five-year periods, but underperformed the peer group and blended benchmark for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund outperformed its benchmark and the peer group for the one- and ten-year periods. The Board noted that the Fund outperformed its peer group and underperformed the benchmark for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board took into account that the Fund outperformed both its benchmark and the peer group for the one-, five-, and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Short-Term Bond Fund. The Board considered that the Fund outperformed its benchmark and underperformed the peer group for the one-year period. The Fund also underperformed its benchmark and peer group since inception. The Board considered that the Sub-Adviser began managing the Fund in September 2009. The Board noted that the Fund’s one-year performance as of March 31, 2011 outperformed its benchmark by 53 bps. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund. The Board took into account that the Fund outperformed its benchmark and the peer group for the five- and ten-year periods and outperformed the benchmark for the one-year period (but underperformed the peer group for the same period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

New Funds – JNL Series Trust:

JNL/AQR Managed Futures Strategy Fund. The Board took into account that the Fund had not commenced operations and there was no performance data to review. The Board did review the performance of certain of AQR’s client accounts with a similar investment strategy. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

JNL/Mellon Capital Management Emerging Markets Index Fund. The Board took into account that the Fund had not commenced operations and there was no performance data to review. The Board noted that the Fund’s objective will be to track the performance of a benchmark index that measures the investment return of stock issued by companies located in emerging market countries. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s). For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

Existing Funds – JNL Series Trust:

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund. The Board considered that each Fund has no sub-advisory fees. The Board noted that each Fund’s advisory fees are lower than the peer group average. The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average. However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board. The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Institutional Alt 20 Fund. The Board considered that the Fund has no sub-advisory fees. The Board noted that the Fund’s advisory fees and total expense ratios (both excluding and including underlying Fund expenses) are lower than the respective peer group averages and each of the underlying funds is subject to individual oversight by the Board. The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/BlackRock Commodity Securities Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/BlackRock Global Allocation Fund. The Board took into account that the Fund’s advisory fees and sub-advisory fees are one and three basis points higher than the respective peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

JNL/Capital Guardian Global Balanced Fund. The Board considered that the Fund’s advisory and sub-advisory are higher than the respective peer group average. The Board noted that the Fund’s total expense ratio is three basis points higher than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Capital Guardian Global Diversified Research Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Capital Guardian U.S. Growth Equity Fund. The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Eagle Core Equity Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Eagle SmallCap Equity Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Founding Strategy Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average. However, the Board also noted that the Fund’s total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board. The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Growth Fund. The Board took into account that the Fund’s advisory fees are below the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is two basis points higher than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Income Fund. The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton International Small Cap Growth Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/Franklin Templeton Mutual Shares Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than the peer group average. The Board noted that the strategy offered by Franklin Mutual Advisers, LLC is offered to relatively few sub-advised funds, all with essentially similar sub-adviser fee schedules. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Small Cap Value Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is equal to the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than the peer group average. The Board considered, however, that Lipper does not have a classification specifically for Emerging Markets Debt Funds in the variable annuity universe. Therefore many of the Fund’s peers do not invest in emerging markets, where the cost of investing is often higher than in developed markets. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Mid Cap Value Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/Goldman Sachs U.S. Equity Flex Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Global Real Estate Fund. The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are one basis point higher than the respective peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco International Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Large Cap Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Small Cap Growth Fund. The Board took into account that the Fund’s advisory fees are two basis points higher than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Ivy Asset Strategy Fund. The Board considered that the Funds’ advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance against its peer group.

JNL/JPMorgan International Value Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Midcap Growth Fund. The Board took into account that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard Emerging Markets Fund. The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard Mid Cap Equity Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/M&G Global Basics Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is higher than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s recent performance.

JNL/M&G Global Leaders Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group average. The Board noted that the Fund’s total expense ratio is higher than the peer group average. The board noted that the sub-adviser fees are consistent with other funds sub-advised by M&G Investment Management Limited. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s recent performance.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that the Fund’s advisory fees are higher and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher, but within six basis points of the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are one basis point higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Small Cap Index Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management International Index Fund. The Board considered that the Fund’s advisory fees are equal to the peer group average and the Fund’s sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Bond Index Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are one basis point higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management 10 x 10 Fund. The Board took into account that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average. The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Index 5 Fund. The Board took into account that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average. The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management European 30 Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Pacific Rim 30 Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Global Alpha Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’ total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PAM Asia ex-Japan Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than the peer group. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/PAM China-India Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Real Return Fund. The Board took into account that the Fund’s advisory fees are three basis points higher the peer group average and the Fund’s sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is higher than the peer group average. The Board noted that the sub-advisory fee paid to PIMCO is consistent with other funds managed by PIMCO. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/PIMCO Total Return Bond Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is one basis point higher than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Mid Cap Value Fund. The Board took into account that the Fund’s advisory fees are one basis point higher than the peer group average and the Fund’s sub-advisory fees are lower than the peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Small Cap Value Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Value Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Red Rocks Listed Private Equity Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is two basis points higher than the peer group average. The Board considered, however, that Lipper does not have a classification for Listed Private Equity Funds in the variable annuity universe, and that many of the Fund’s peers do not invest in listed private equity securities. The Board noted management’s assertion that Red Rocks Capital, LLC is the industry leader in researching and analyzing listed private equity companies and the sub-advisory fees are identical to similarly managed products sub-advised by Red Rocks Capital, LLC. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Balanced Fund (formerly JNL/Select Balanced Fund). The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

            JNL/WMC Money Market Fund (formerly JNL/Select Money Market Fund). The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Value Fund (formerly JNL/Select Value Fund). The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Competitive Advantage Fund. The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Dividend Income & Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than the peer group average. The Board also noted that the sub-adviser fee is consistent with the other S&P funds sub-advised by Mellon Capital Management and SPIAS. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Intrinsic Value Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Total Yield Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is three basis points higher than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P 4 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average. The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Disciplined Growth Fund. The Board took into account that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are equal to the respective peer group averages. The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Disciplined Moderate Fund. The Board took into account that the Fund’s advisory and sub-advisory fees and total expense ratio (both including and excluding underlying Fund expenses) are lower than the respective peer group averages. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Disciplined Moderate Growth Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are equal to the respective peer group averages. The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Conservative Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average. However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Moderate Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average. However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Moderate Growth Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio (including underlying Fund expenses) is higher than the peer group average. However, the Board noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

            JNL/S&P Managed Growth Fund. The Board took into account that the Fund’s advisory are lower than the peer group average and the Fund’s sub-advisory fees are equal to the peer group average. The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average. However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Aggressive Growth Fund. The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are equal to the peer group average. The Board also noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average. However, the Board noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Short-Term Bond Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

New Funds – JNL Series Trust:

JNL/AQR Managed Futures Strategy Fund. The Board took into account that the Fund’s expected advisory fees are higher than the peer group average. The Board noted that the Fund’s estimated total expense ratio is lower than the peer group average. The Board also considered that the peer group has no sub-advised funds for comparison and that the expense peer group contains two funds whose total expense ratios are over 2.00%. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

JNL/Mellon Capital Management Emerging Markets Index Fund. The Board took into account that the Fund’s expected advisory fees are equal to its peer group average and sub-advisory fees are lower than its peer group average. The Board noted that the Fund’ estimated total expense ratio is lower than the peer group average. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund, with the exception of the JNL/PIMCO Total Return Bond Fund, contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders. The Board noted that the sub-advisory fee paid to PIMCO is consistent with other funds managed by PIMCO.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage. The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings. In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s). The Board also considered that in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and the securities lending agent for the Funds of JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust. The Board considered that each service to be provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law. As an affiliate of the Master Funds of the JNL/American Funds, Capital Guardian Trust Company serves as investment sub-adviser to the following funds of JNL Series Trust: JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, and JNL/Capital Guardian U.S. Growth Equity Fund.

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)        Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/BlackRock Commodity Securities Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Eagle SmallCap Equity Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Small Cap Value Fund, the JNL/Goldman Sachs Mid Cap Value Fund, the JNL/Goldman Sachs U.S. Equity Flex Fund, the JNL/Invesco Global Real Estate Fund, the JNL/Invesco International Growth Fund, the JNL/Invesco Large Cap Growth Fund, the JNL/Invesco Small Cap Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Lazard Mid Cap Equity Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PAM Asia ex-Japan Fund, the JNL/T.Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Value Fund, the JNL/WMC Balanced Fund, and the JNL/WMC Value Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2011, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

Shares/Par (p)	Value

JNL/BlackRock Commodity Securities Fund

Sector Weightings:	Percentage of Total Investments
Energy	33.7%
Commodity Indexed Structured Notes	14.9
Materials	4.8
Warrants	0.0
Short Term Investments	46.6

Total Investments	100.0%

COMMON STOCKS - 46.2%

ENERGY - 40.4%
Anadarko Petroleum Corp.	141	$10,842
Apache Corp.	184	22,678
Arch Coal Inc.	31	829
Baker Hughes Inc.	110	7,974
Berry Petroleum Co. - Class A	76	4,058
Brigham Exploration Co. (c)	223	6,670
Cabot Oil & Gas Corp. - Class A	105	6,929
Cameron International Corp. (c)	197	9,889
Canadian Natural Resources Ltd.	208	8,707
Carrizo Oil & Gas Inc. (c)	67	2,816
Cenovus Energy Inc.	136	5,145
Chevron Corp.	157	16,137
Cimarex Energy Co.	52	4,653
CNOOC Ltd. - ADR	28	6,608
Coastal Energy Co.	64	531
ConocoPhillips	126	9,445
Consol Energy Inc.	52	2,531
Crew Energy Inc.	264	4,105
Denbury Resources Inc. (c)	53	1,050
Devon Energy Corp.	191	15,077
Dresser-Rand Group Inc. (c)	206	11,068
Dril-Quip Inc. (c)	86	5,852
EnCana Corp. (e)	135	4,175
Ensco International Plc - ADR	69	3,691
EOG Resources Inc.	219	22,901
EQT Corp.	105	5,538
EXCO Resources Inc.	107	1,880
Exxon Mobil Corp.	202	16,429
FMC Technologies Inc. (c)	313	14,023
Forest Oil Corp. (c)	49	1,321
Halliburton Co.	200	10,189
Helmerich & Payne Inc.	108	7,121
Hess Corp.	95	7,104
Husky Energy Inc. (e)	99	2,689
Marathon Oil Corp.	156	8,234
MEG Energy Corp.	48	2,523
Murphy Oil Corp.	262	17,177
Nabors Industries Ltd. (c)	117	2,890
National Oilwell Varco Inc.	254	19,894
Newfield Exploration Co. (c) (e)	78	5,286
Nexen Inc.	90	2,031
Niko Resources Ltd. (e)	21	1,336
Noble Corp.	156	6,158
Noble Energy Inc.	90	8,082
Occidental Petroleum Corp.	150	15,565
Pan Orient Energy Corp.	116	646
Paramount Resources Ltd. - Class A	37	1,074
Peabody Energy Corp.	137	8,075
PetroBakken Energy Ltd. (e)	50	685
PetroHawk Energy Corp. (c)	46	1,123
Petroleo Brasileiro SA - Petrobras - ADR	106	3,578
Pioneer Natural Resources Co.	65	5,784
Progress Energy Resources Corp. (e)	157	2,233
Range Resources Corp.	161	8,934
Rowan Cos. Inc. (c)	55	2,117

	Shares/Par (p)	Value
Saipem SpA	131	6,744
Schlumberger Ltd.	151	13,029
Southwestern Energy Co. (c)	103	4,406
Subsea 7 SA - ADR (c) (e)	63	1,632
Suncor Energy Inc.	368	14,409
Talisman Energy Inc.	656	13,476
Technip SA - ADR (e)	189	5,080
Tesco Corp. (c)	58	1,132
Total SA - ADR	114	6,573
Transocean Ltd.	145	9,363
Trican Well Service Ltd. (e)	79	1,849
Uranium Energy Corp. (q)	366	1,119
Valero Energy Corp.	77	1,978
Weatherford International Ltd. (c)	123	2,302
Whiting Petroleum Corp. (c)	108	6,146
Williams Cos. Inc.	54	1,646

		474,964

MATERIALS - 5.8%
Aluminum Corp. of China Ltd. - ADR (e)	143	3,115
Barrick Gold Corp.	57	2,567
BHP Billiton Ltd.	66	3,080
Cliffs Natural Resources Inc.	69	6,342
EI Du Pont de Nemours & Co.	55	2,992
Eldorado Gold Corp.	460	6,787
Fibria Celulose SA - ADR (e)	66	865
First Quantum Minerals Ltd.	45	6,507
Franco-Nevada Corp.	72	2,700
Gammon Gold Inc.	134	1,475
Goldcorp Inc.	143	6,905
HudBay Minerals Inc.	198	2,951
Inmet Mining Corp.	11	818
Newcrest Mining Ltd.	162	6,561
Newmont Mining Corp.	9	463
Praxair Inc.	21	2,224
Southern Copper Corp.	158	5,204
Vale SA - ADR	192	6,127

		67,683

Total Common Stocks (cost $455,549)		542,647

WARRANTS - 0.0%
Uranium Energy Corp. Warrant (f) (q)	183	22

Total Warrants (cost $0)		22

COMMODITY INDEXED STRUCTURED NOTES - 17.9%
Bank of America Corp., Dow Jones-UBS Commodity Index linked note, 0.00%, 08/18/11 (f) (i)	$10,000	18,654
Bank of America Corp., Dow Jones-UBS Commodity Index linked note, 0.00%, 10/24/11 (f) (i)	10,000	15,150
Citigroup, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 12/22/11 (f) (i)	28,000	33,060
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return linked note, 0.22%, 05/18/12 (f) (i)	5,000	3,845
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return linked note, 0.25%, 06/25/16 (f) (i)	5,000	4,644
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return linked note, 0.20%, 11/17/11 (f) (i)	6,000	7,322
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return linked note, 0.20%, 12/07/11 (f) (i)	16,000	19,006

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return linked note, 0.20%, 03/21/12 (f) (i)	5,000	4,660
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 04/09/12 (f) (i)	6,000	5,127
Societe Generale, Dow Jones-UBS Commodity Index 2 Month Forward Total Return linked note, 0.26%, 07/09/12 (f) (i)	10,000	8,543
Societe Generale, Dow Jones-UBS Commodity Index Total Return linked note, 0.20%, 08/19/11 (f) (i) (r)	10,000	17,686
Societe Generale, Dow Jones-UBS Commodity Index Total Return linked note, 0.27%, 02/13/12 (f) (i)	31,000	30,479
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.25%, 12/30/11 (f) (i)	7,500	9,504
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.22%, 01/23/12 (f) (i)	5,000	5,235
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.20%, 02/21/12 (f) (i)	5,000	4,720
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.24%, 04/06/12 (f) (i)	10,000	8,141
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.22%, 04/23/12 (f) (i) (r)	5,000	4,145
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.24%, 04/30/12 (f) (i)	13,000	10,213

Total Commodity Indexed Structured Notes (cost $187,500)		210,134

SHORT TERM INVESTMENTS - 56.0%

Investment Company - 9.0%
JNL Money Market Fund, 0.01% (a) (h)	106,391	106,391
Securities Lending Collateral - 20.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	236,489	236,489
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	315	307

		236,796
Treasury Securities - 26.8%
U.S. Treasury Bill
0.11%, 07/07/11 (e)	$289,050	289,049
0.02%, 07/14/11 (e)	10,000	10,000
0.04%, 08/18/11 (e)	16,000	15,999

		315,048

Total Short Term Investments (cost $658,239)		658,235

Total Investments - 120.1% (cost $1,301,289)		1,411,038
Other Assets and Liabilities, Net - (20.1%)		(236,460)

Total Net Assets - 100.0%		$1,174,578

JNL/Capital Guardian Global Balanced Fund

Sector Weightings:	Percentage of Total Investments
Government Securities	21.3%
Financials	13.1
Information Technology	9.3
Energy	7.2
Consumer Discretionary	7.1
Industrials	6.8
Materials	5.9
Health Care	5.2
Telecommunication Services	4.2

	Shares/Par (p)	Value
Consumer Staples	3.6
U.S. Government Agency MBS	2.8
Utilities	2.2
Investment Companies	1.9
Short Term Investments	9.4

Total Investments	100.0%

COMMON STOCKS - 61.9%

CONSUMER DISCRETIONARY - 7.0%
Bayerische Motoren Werke AG	8	$758
CBS Corp. - Class B	61	1,732
Coach Inc.	11	678
Comcast Corp. - Class A	77	1,956
Daimler AG	29	2,185
Denso Corp.	64	2,367
Discovery Communications Inc. - Class A (c)	24	975
DreamWorks Animation SKG Inc. - Class A (c)	10	191
Gannett Co. Inc.	132	1,885
GKN Plc	557	2,071
Hennes & Mauritz AB - Class B (e)	18	603
Home Depot Inc.	20	714
Hyundai Mobis	3	1,007
Indorama Ventures PCL (q)	198	300
Li & Fung Ltd.	192	382
Li Ning Co. Ltd. (e)	69	119
McDonald’s Corp.	3	253
Nike Inc. - Class B	8	747
SES SA - FDR - Class A	69	1,948
Shimamura Co. Ltd.	5	485
Sony Corp.	28	744
Target Corp.	59	2,777
Time Warner Cable Inc.	4	320
TRW Automotive Holdings Corp. (c)	2	112
Urban Outfitters Inc. (c)	39	1,095
Urbi Desarrollos Urbanos SAB DE CV (c) (e)	53	116
Virgin Media Inc.	11	314
Walt Disney Co.	16	625

		27,459

CONSUMER STAPLES - 3.4%
Ajinomoto Co. Inc.	88	1,042
Avon Products Inc.	16	445
Danone SA	33	2,497
Hypermarcas SA	29	269
Imperial Tobacco Group Plc	20	675
Kraft Foods Inc. - Class A	6	226
Magnit OJSC - GDR	20	628
Nestle SA	22	1,366
Olam International Ltd. (q)	104	230
Organizacion Soriana SAB de CV (e)	57	172
PepsiCo Inc.	5	317
Pernod-Ricard SA (e)	20	1,936
Procter & Gamble Co.	6	375
Tesco Plc	237	1,532
United Spirits Ltd.	66	1,448

		13,158

ENERGY - 7.6%
Anadarko Petroleum Corp.	21	1,643
Baker Hughes Inc.	13	929
BG Group Plc	102	2,312
Cairn Energy Plc (c)	104	692
Cameco Corp. (e)	83	2,184
Cenovus Energy Inc.	43	1,612
Chevron Corp.	8	771
China Shenhua Energy Co. Ltd. - Class H	84	399
EnCana Corp.	32	987
Fugro NV	4	260

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Gazprom OAO - ADR	62	907
Halliburton Co.	60	3,045
Noble Energy Inc.	26	2,294
Oil Search Ltd.	30	211
QGEP Participacoes SA (q)	17	173
Reliance Industries Ltd.	23	469
Repsol YPF SA (e)	54	1,862
Royal Dutch Shell Plc - Class A	24	842
Sasol Ltd.	28	1,479
Schlumberger Ltd.	34	2,938
SeaDrill Ltd.	11	373
TMK OAO - GDR	6	109
TransCanada Corp. (e)	5	202
Transocean Ltd.	4	245
Tullow Oil Plc	71	1,422
Uranium One Inc.	30	83
Weatherford International Ltd. (c)	66	1,236
YPF SA - ADR - Class D	4	158

		29,837

FINANCIALS - 10.9%
ACE Ltd.	22	1,468
AIA Group Ltd. (c) (q)	823	2,852
Allianz SE	4	487
Allstate Corp.	49	1,499
AON Corp.	8	416
Azrieli Group	23	630
Banco Bradesco SA - ADR (e)	50	1,017
Banco Espirito Santo SA (e)	62	230
Banco Santander SA	87	1,006
Bank Mandiri Persero Tbk PT (q)	501	421
Bank of China Ltd. - Class H	914	445
Bank of New York Mellon Corp.	3	77
Barclays Plc	408	1,680
BB&T Corp.	43	1,149
BNP Paribas SA (q)	11	866
Charles Schwab Corp.	69	1,142
CIMB Group Holdings Bhd	356	1,054
DBS Group Holdings Ltd.	20	241
Deutsche Boerse AG	20	1,555
DLF Ltd.	239	1,124
Goldman Sachs Group Inc.	8	1,051
Grupo Financiero Inbursa SA	440	2,254
Hana Financial Group Inc.	15	514
HDFC Bank Ltd.	20	1,103
HSBC Holdings Plc	305	3,028
ICICI Bank Ltd.	5	125
Industrial & Commercial Bank of China - Class H	1,652	1,254
Intact Financial Corp. (e)	3	167
Itau Unibanco Holding SA - ADR	10	247
JPMorgan Chase & Co.	31	1,257
Kotak Mahindra Bank Ltd.	50	540
Link Real Estate Investment Trust (e)	166	566
Macquarie Group Ltd.	32	1,083
NYSE Euronext	7	230
Plum Creek Timber Co. Inc.	12	482
Powszechny Zaklad Ubezpieczen SA	6	861
Progressive Corp.	35	750
Sampo Oyj - Class A (e)	28	910
Sberbank of Russia (e)	185	2,684
SinoPac Financial Holdings Co. Ltd.	506	218
Sumitomo Mitsui Financial Group Inc.	12	356
Swire Pacific Ltd. - Class A	27	397
UBS AG (c)	65	1,183
UniCredit SpA	369	780
Vienna Insurance Group	4	225
VTB Bank OJSC - GDR	25	154

	Shares/Par (p)	Value
Wharf Holdings Ltd.	140	970

		42,748

HEALTH CARE - 4.9%
Allergan Inc.	7	574
AMERIGROUP Corp. (c)	11	796
Baxter International Inc.	14	836
Bayer AG	20	1,628
Cerner Corp. (c)	34	2,053
CSL Ltd.	32	1,134
Novartis AG	14	851
Novo-Nordisk A/S - Class B	8	1,042
Pharmasset Inc. (c)	37	4,163
Roche Holding AG	7	1,241
Seattle Genetics Inc. (c) (e)	10	213
Shire Plc	96	2,991
Shire Plc - ADR	4	349
Sonova Holding AG (c)	4	337
Sysmex Corp.	30	1,118

		19,326
INDUSTRIALS - 7.1%
Adani Enterprises Ltd.	43	694
Andritz AG	9	917
Assa Abloy AB - Class B	46	1,223
Bilfinger Berger SE	11	1,101
CAE Inc.	55	741
Caterpillar Inc.	6	586
China High Speed Transmission Equipment Group Co. Ltd.	108	119
China Railway Group Ltd. - Class H (e)	271	127
Cia de Concessoes Rodoviarias	33	983
Danaher Corp.	32	1,717
DP World Ltd.	10	117
Emerson Electric Co.	4	231
Fanuc Ltd.	6	914
FedEx Corp.	5	455
Firstgroup Plc	48	263
Harbin Power Equipment Co. Ltd.	554	632
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (c)	112	196
Jacobs Engineering Group Inc. (c)	25	1,090
Jardine Matheson Holdings Ltd.	6	367
Kurita Water Industries Ltd.	41	1,224
Mitsubishi Corp.	16	395
Mitsui OSK Lines Ltd.	119	637
Nielsen Holdings NV	18	561
Norfolk Southern Corp.	29	2,180
Progressive Waste Solutions Ltd. (e)	45	1,128
Sany Heavy Equipment International Holdings Co. Ltd. (e)	762	870
Schneider Electric SA	8	1,341
Siemens AG	24	3,325
SMC Corp.	4	664
Sumitomo Corp.	131	1,775
Sumitomo Electric Industries Ltd.	36	526
United Technologies Corp.	9	832

		27,931

INFORMATION TECHNOLOGY - 9.8%
Apple Inc. (c)	3	973
ASML Holding NV	50	1,841
Autonomy Corp. Plc (c)	17	458
Broadcom Corp. - Class A	51	1,719
Canon Inc.	16	738
Daum Communications Corp.	4	390
Delta Electronics Inc.	200	735
First Solar Inc. (c) (e)	4	582

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Flextronics International Ltd.	136	874
Genpact Ltd. (c)	82	1,410
Google Inc. - Class A (c)	5	2,329
Hon Hai Precision Industry Co. Ltd.	17	58
Hon Hai Precision Industry Co. Ltd. - GDR	35	239
Ibiden Co. Ltd.	16	482
International Business Machines Corp.	16	2,745
Juniper Networks Inc. (c)	104	3,273
Keyence Corp.	1	294
KLA-Tencor Corp.	44	1,769
MasterCard Inc.	1	211
Maxim Integrated Products Inc.	35	900
Murata Manufacturing Co. Ltd.	43	2,864
Nintendo Co. Ltd.	8	1,516
Oracle Corp.	44	1,441
Oracle Corp. Japan	5	230
Parametric Technology Corp. (c)	30	683
Premier Farnell Plc	54	215
QUALCOMM Inc.	26	1,454
Samsung Electronics Co. Ltd.	2	1,663
Samsung Electronics Co. Ltd. - GDR	—	53
SAP AG	44	2,667
Siliconware Precision Industries Co. (f)	122	159
Sohu.com Inc. (c)	2	108
Suntech Power Holdings Co. Ltd. - ADR (c) (e)	23	183
Synnex Technology International Corp.	70	170
Taiwan Semiconductor Manufacturing Co. Ltd.	130	327
TDK Corp.	4	219
Trend Micro Inc.	13	386
Visa Inc. - Class A	14	1,138
Yahoo! Japan Corp.	3	959
Yandex NV (e)	7	238

		38,693

MATERIALS - 6.2%
Air Liquide	4	594
Allegheny Technologies Inc.	30	1,929
Alumina Ltd.	446	1,009
Anglo American Plc	10	471
AngloGold Ashanti Ltd.	5	199
Barrick Gold Corp.	26	1,146
Centerra Gold Inc.	15	247
Cliffs Natural Resources Inc.	10	925
CRH Plc	9	189
Evraz Group SA - GDR	4	114
Glencore International Plc (c) (q)	36	281
Harmony Gold Mining Co. Ltd	9	113
Harmony Gold Mining Co. Ltd. - ADR	21	271
HeidelbergCement AG	6	393
Holcim Ltd.	10	747
Indocement Tunggal Prakarsa Tbk PT	9	18
Inmet Mining Corp.	9	662
Ivanhoe Mines Ltd.	13	340
Koninklijke DSM NV	14	898
Labrador Iron Ore Royalty Corp.	23	917
Lee & Man Paper Manufacturing Ltd.	738	450
LG Chem Ltd.	5	2,237
LG Chem Ltd. - GDR (q)	2	366
Mondi Plc	77	767
Monsanto Co.	41	2,996
Petra Diamonds Ltd. (c)	98	253
Rio Tinto Plc	6	418
Sappi Ltd. (c)	82	419
Semen Gresik Persero Tbk PT	254	284
Shin-Etsu Chemical Co. Ltd.	3	165
Siam Cement PCL	6	71
Stora Enso Oyj - Class R	22	231
Sumitomo Chemical Co. Ltd.	287	1,426

	Shares/Par (p)	Value
Syngenta AG	7	2,215
United Co. RUSAL Plc (c)	144	198
Vale SA - ADR	3	72
Xstrata Plc	19	425

		24,456

TELECOMMUNICATION SERVICES - 3.8%
American Tower Corp. - Class A (c)	41	2,129
AT&T Inc.	25	798
Bharti Airtel Ltd.	36	318
France Telecom SA	11	224
France Telecom SA - ADR (e)	1	17
Koninklijke KPN NV	55	800
Magyar Telekom Telecommunications Plc	63	202
MTN Group Ltd.	25	538
Rostelecom OJSC - ADR (e)	3	136
SK Telecom Co. Ltd. - ADR (e)	12	228
SoftBank Corp.	95	3,576
Tele Norte Leste Participacoes SA	11	183
Tele Norte Leste Participacoes SA - ADR (e)	101	1,566
Telecomunicacoes De Sao Paulo SA	4	129
Telefonos de Mexico SAB de CV	50	41
Telefonos de Mexico SAB de CV - ADR (e)	48	797
Telekomunikacja Polska SA	150	909
Telstra Corp. Ltd.	268	832
TELUS Corp.	5	284
Verizon Communications Inc.	38	1,400

		15,107

UTILITIES - 1.2%
Cia Paranaense de Energia - ADR	7	182
GDF Suez	49	1,788
Hong Kong & China Gas Co. Ltd.	237	537
National Grid Plc	25	245
PG&E Corp.	22	916
Veolia Environnement	34	946

		4,614

Total Common Stocks (cost $205,927)		243,329

PREFERRED STOCKS - 0.5%

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f) (q)	7	—

MATERIALS - 0.0%
Vale SA, Class A	6	172

TELECOMMUNICATION SERVICES - 0.1%
Tele Norte Leste Participacoes SA	20	309

UTILITIES - 0.4%
Cia Energetica de Sao Paulo, Class B	72	1,397

Total Preferred Stocks (cost $1,428)		1,878

CORPORATE BONDS AND NOTES - 7.1%

CONSUMER DISCRETIONARY - 0.7%
Altegrity Inc., 10.50%, 11/01/15 (q)	$200	207
AMC Entertainment Inc., 8.75%, 06/01/19 (e)	300	317
CCO Holdings LLC, 7.25%, 10/30/17 (e)	400	415
Comcast Corp., 5.88%, 02/15/18	250	280
Michaels Stores Inc., 7.75%, 11/01/18 (e) (q)	550	551
Nextel Communications Inc., 7.38%, 08/01/15 (e)	300	300
Time Warner Inc., 5.88%, 11/15/16	450	514
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	200	209

		2,793

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
CONSUMER STAPLES - 0.6%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	425	774
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	432
SUPERVALU Inc., 8.00%, 05/01/16 (e)	600	612
Tesco Plc, 5.50%, 01/13/33, GBP	300	480

		2,298

ENERGY - 0.1%
Petrobras International Finance Co., 6.88%, 01/20/40 (e)	85	90
TransCanada Pipelines Ltd., 6.50%, 08/15/18 (e)	350	412

		502

FINANCIALS - 3.2%
Aviva Plc, 5.25%, 10/02/23 (i), EUR	150	218
Bank of America Corp., 5.75%, 12/01/17	480	510
Barclays Bank Plc, 5.13%, 01/08/20 (e)	285	289
BNP Paribas SA, 5.00%, 01/15/21 (e)	500	503
CIT Group Inc., 7.00%, 05/01/15 (e)	800	801
Depfa ACS Bank, 3.25%, 02/15/12, EUR	550	796
Enel Finance International SA, 3.88%, 10/07/14 (q)	300	310
Eurohypo AG, 4.50%, 01/21/13, EUR	100	150
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	375	422
Goldman Sachs Group Inc., 5.38%, 03/15/20	300	310
HSBC Bank Plc, 4.75%, 01/19/21 (q)	600	601
Intesa Sanpaolo SpA, 6.50%, 02/24/21 (q)	300	313
JPMorgan Chase & Co., 4.40%, 07/22/20	625	612
Lloyds TSB Bank Plc, 6.50%, 03/24/20, EUR	500	674
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	336
Morgan Stanley, 5.75%, 01/25/21	450	455
Muenchener Rueckversicherungs AG, 6.75%, 06/21/23 (i), EUR	150	225
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	418
ProLogis Inc., 7.38%, 10/30/19	600	684
Rodamco Europe Finance BV, 3.75%, 12/12/12, EUR	200	295
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	371
6.93%, 04/09/18, EUR	250	355
Societe Generale
3.50%, 01/15/16 (e) (q)	750	742
5.75%, 04/20/16 (q)	150	150
Standard Chartered Bank, 6.40%, 09/26/17 (q)	300	333
Standard Chartered Plc, 3.85%, 04/27/15 (q)	225	233
UBS AG, 5.75%, 04/25/18	250	271
UBS AG Stamford, 5.88%, 12/20/17	175	192
Westfield Europe Finance Plc.
3.63%, 06/27/12, EUR	400	584
5.50%, 06/27/17, GBP	150	257
Zurich Finance USA Inc., 5.75%, 10/02/23, EUR	100	147

		12,557

HEALTH CARE - 0.7%
Bausch & Lomb Inc., 9.88%, 11/01/15	200	212
HCA Inc.
6.38%, 01/15/15	500	510
9.25%, 11/15/16	75	79
Merck & Co Inc., 5.38%, 10/01/14, EUR	350	547
Merck & Co. Inc., 6.00%, 09/15/17	475	559
Pfizer Inc., 6.20%, 03/15/19 (e)	400	468
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	400	461

		2,836

	Shares/Par (p)	Value
INDUSTRIALS - 0.2%
TransDigm Inc., 7.75%, 12/15/18 (q)	400	420
Volvo AB, 5.00%, 05/31/17, EUR	150	228

		648
INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
9.88%, 09/24/15	23	23
8.25%, 01/15/21 (e) (q)	500	490
12.63%, 01/15/21 (q)	201	215
8.75%, 01/15/22 (e) (q)	100	98

		826
MATERIALS - 0.1%
Georgia Gulf Corp., 9.00%, 01/15/17 (q)	300	320

TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc., 2.95%, 05/15/16	600	608
AT&T Wireless Services Inc, 8.13%, 05/01/12	250	265
Koninklijke KPN NV, 4.75%, 01/17/17, EUR	200	303
Telecom Italia Finance SA, 7.75%, 01/24/33, EUR	150	229
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	246
Vodafone Group Plc, 4.75%, 06/14/16, EUR	350	538

		2,189

UTILITIES - 0.8%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	300	324
AES Corp.
7.75%, 10/15/15 (e)	125	133
8.00%, 10/15/17 (e)	200	212
AES Panama SA, 6.35%, 12/21/16 (q)	300	323
E.ON International Finance BV, 5.80%, 04/30/18 (q)	500	555
Edison Mission Energy, 7.75%, 06/15/16 (e)	150	135
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (q)	525	536
National Grid Plc, 6.30%, 08/01/16	300	345
Veolia Environnement, 5.25%, 06/03/13	525	562

		3,125

Total Corporate Bonds and Notes (cost $27,160)		28,094

GOVERNMENT AND AGENCY OBLIGATIONS - 26.0%

GOVERNMENT SECURITIES - 22.9%
Sovereign - 15.3%
Argentine Republic Government International Bond, 5.83%, 12/31/33, ARS	350	133
Brazil Notas do Tesouro Nacional - Series B, 6.00%, 05/15/17, BRL	580	749
Bundesrepublic Deutschland, 3.00%, 07/04/20, EUR	3,600	5,253
Canadian Government Bond
4.50%, 06/01/15, CAD	1,500	1,695
4.25%, 06/01/18, CAD	300	341
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	166
9.85%, 06/28/27, COP	485,000	351
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	675
Denmark Government Bond, 5.00%, 11/15/13, DKK	11,975	2,496
Dominican Republic International Bond, 8.63%, 04/20/27 (q)	150	163
France Government Bond, 4.25%, 10/25/23, EUR	300	460
German Treasury Bond, 4.00%, 01/04/37, EUR	100	150

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Hungary Government International Bond
5.50%, 02/12/14, HUF	100,000	532
6.50%, 06/24/19, HUF	55,000	283
7.63%, 03/29/41	48	52
Indonesia Government Bond
12.50%, 03/15/13, IDR	250,000	32
11.00%, 10/15/14, IDR	65,000	9
9.50%, 06/15/15, IDR	4,000,000	511
10.75%, 05/15/16, IDR	145,000	20
12.80%, 06/15/21, IDR	495,000	78
Italy Buoni Poliennali Del Tesoro, 5.00%,
02/01/12, EUR	825	1,216
Japan Government Bond
1.40%, 03/20/12, JPY	50,000	626
1.70%, 09/20/17, JPY	325,000	4,309
1.00%, 09/20/20, JPY	200,000	2,480
2.30%, 12/20/35, JPY	50,000	657
Korea Treasury Bond
4.25%, 09/10/14, KRW	2,150,000	2,029
5.25%, 09/10/15, KRW	190,000	186
Malaysia Government Bond, 5.09%,
04/30/14, MYR	8,825	3,067
Mexican Bonos
9.50%, 12/18/14, MXN	29,000	2,758
8.00%, 12/17/15 - 06/11/20 , MXN	10,500	962
7.75%, 12/14/17, MXN	3,800	347
Netherlands Government Bond, 3.25%,
07/15/15, EUR	1,250	1,878
Philippine Government Bond, 4.95%, 01/15/21	12,000	276
Poland Government Treasury International Bond
5.75%, 04/25/14, PLN	5,250	1,956
5.25%, 10/25/17, PLN	3,000	1,084
6.38%, 07/15/19	650	743
Queensland Treasury Corp., 6.00%,
10/14/15, AUD	2,050	2,273
Republic of Argentina
8.28%, 12/31/33 (e)	650	574
2.28%, 12/15/35 (e) (i)	725	128
Republic of Belarus, 8.95%, 01/26/18	200	175
Republic of Deutschland
3.75%, 07/04/13, EUR	250	378
4.25%, 07/04/14 - 07/04/18, EUR	2,225	3,532
3.25%, 07/04/15, EUR	825	1,249
4.75%, 07/04/34, EUR	950	1,578
Republic of Hungary, 6.25%, 01/29/20	400	422
Republic of South Africa Government Bond,
7.25%, 01/15/20, ZAR	2,000	274
Republic of Turkey, 7.50%, 11/07/19	150	178
Republic of Venezuela, 9.38%, 01/13/34 (e)	300	214
Russian Foreign Bond, 7.85%,
03/10/18 (q), RUB	10,000	375
Singapore Government Bond, 3.75%,
09/01/16, SGD	3,050	2,806
Sweden Government Bond
6.75%, 05/05/14 (e), SEK	15,750	2,789
4.50%, 08/12/15, SEK	5,000	851
Thailand Government Bond
5.25%, 05/12/14, THB	1,650	56
3.63%, 05/22/15, THB	7,150	232
Turkey Government Bond, 10.50%,
01/15/20, TRY	350	229
Turkey Government International Bond, 6.75%,
05/30/40	150	162
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	200	333
4.00%, 09/07/16, GBP	300	523
4.50%, 03/07/19, GBP	375	664
5.00%, 03/07/25, GBP	400	716

	Shares/Par (p)	Value
4.75%, 12/07/38, GBP	350	606
Uruguay Government International Inflation Index Bond, 5.00%, 09/14/18 (n), UYU	3,093	189
Venezuela Government International Bond, 9.25%, 09/15/27 (e)	200	151

		60,380
Treasury Inflation Index Securities - 0.5%
Republic of Turkey Treasury Inflation Indexed Note, 10.00%, 02/15/12 (n), TRY	312	203
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (n)	1,521	1,659

		1,862
U.S. Treasury Securities - 7.1%
U.S. Treasury Bond
5.25%, 02/15/29	1,000	1,154
4.38%, 02/15/38	2,250	2,265
U.S. Treasury Note
0.75%, 05/31/12	1,000	1,005
2.75%, 02/28/13	2,650	2,753
4.25%, 08/15/13 - 11/15/13	5,775	6,244
1.38%, 11/30/15	7,200	7,165
3.50%, 02/15/18 - 05/15/20	6,900	7,302

		27,888
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.1%
Federal Home Loan Mortgage Corp. - 0.4%
Federal Home Loan Mortgage Corp., 4.50%, 04/15/41 , TBA (g)	1,300	1,345
Federal National Mortgage Association - 2.7%
Federal National Mortgage Association
3.50%, 12/01/25	916	934
6.00%, 07/01/38	1,058	1,164
5.00%, 04/01/39	725	772
4.00%, 02/01/41 - 03/01/41	4,049	4,055
4.50%, 03/01/41	1,745	1,808
5.50%, 07/15/41, TBA (g)	1,716	1,855

		10,588

Total Government and Agency Obligations (cost $97,102)		102,063

INVESTMENT COMPANIES - 2.0%
iShares MSCI ACWI Index Fund (e)	166	8,019

Total Investment Companies (cost $7,891)		8,019

SHORT TERM INVESTMENTS - 10.1%

Investment Company - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	13,032	13,032
Securities Lending Collateral - 6.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	26,318	26,318
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	542	528

		26,846

Total Short Term Investments (cost $39,892)		39,878

Total Investments - 107.6% (cost $379,400)		423,261
Other Assets and Liabilities, Net - (7.6%)		(29,924)

Total Net Assets - 100.0%		$393,337

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
JNL/Capital Guardian Global Diversified Research Fund
Sector Weightings:	Percentage of Total Investments
Financials	16.3%
Information Technology	14.0
Materials	12.1
Energy	11.9
Health Care	9.3
Industrials	8.4
Consumer Staples	7.0
Consumer Discretionary	6.4
Telecommunication Services	6.0
Utilities	2.1
Short Term Investments	6.5

Total Investments	100.0%

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 6.7%
Comcast Corp. - Class A	104	$2,643
Denso Corp.	53	1,978
Discovery Communications Inc. - Class A (c)	23	942
DreamWorks Animation SKG Inc. - Class A (c)	50	997
Gannett Co. Inc.	57	822
GKN Plc	313	1,163
Indorama Ventures PCL (q)	748	1,132
McDonald’s Corp.	24	2,015
Nike Inc. - Class B	16	1,458
Shimamura Co. Ltd.	13	1,246
Target Corp.	45	2,116
Time Warner Cable Inc.	28	2,162
TRW Automotive Holdings Corp. (c)	17	986
Urban Outfitters Inc. (c)	35	996
Virgin Media Inc.	57	1,697

		22,353

CONSUMER STAPLES - 7.3%
Ajinomoto Co. Inc.	111	1,314
Avon Products Inc.	105	2,943
Danone SA	53	3,927
Imperial Tobacco Group Plc	111	3,691
Kraft Foods Inc. - Class A	60	2,110
Olam International Ltd. (q)	663	1,469
PepsiCo Inc.	30	2,113
Pernod-Ricard SA (e)	46	4,543
Procter & Gamble Co.	37	2,352

		24,462

ENERGY - 12.5%
BG Group Plc	344	7,807
Cairn Energy Plc (c)	361	2,402
Cameco Corp. (e)	44	1,155
Cenovus Energy Inc.	87	3,295
Chevron Corp.	48	4,926
EnCana Corp.	46	1,426
Gazprom OAO - ADR	197	2,870
Halliburton Co.	57	2,902
Oil Search Ltd. (e)	280	1,997
Reliance Industries Ltd.	33	669
Royal Dutch Shell Plc - Class A	118	4,185
Schlumberger Ltd.	20	1,728
SeaDrill Ltd.	41	1,435
TransCanada Corp. (e)	28	1,222
Transocean Ltd.	15	955
Tullow Oil Plc	67	1,333
Weatherford International Ltd. (c)	76	1,433

		41,740

	Shares/Par (p)	Value
FINANCIALS - 17.1%
ACE Ltd.	22	1,448
AIA Group Ltd. (c) (q)	851	2,946
Allstate Corp.	62	1,881
AON Corp.	45	2,303
Banco Espirito Santo SA (e)	405	1,509
Bank Mandiri Persero Tbk PT (q)	1,052	883
Bank of China Ltd. - Class H	5,185	2,525
Bank of New York Mellon Corp.	26	656
Barclays Plc	453	1,864
BB&T Corp.	65	1,747
BNP Paribas SA (q)	27	2,104
Charles Schwab Corp.	91	1,504
CIMB Group Holdings Bhd	375	1,108
DBS Group Holdings Ltd.	123	1,466
Deutsche Boerse AG	24	1,841
DLF Ltd.	25	119
Goldman Sachs Group Inc.	16	2,143
Grupo Financiero Inbursa SA	189	970
Hana Financial Group Inc.	46	1,617
HSBC Holdings Plc	267	2,649
Industrial & Commercial Bank of China - Class H	3,605	2,738
Intact Financial Corp. (e)	24	1,390
Itau Unibanco Holding SA - ADR	50	1,175
JPMorgan Chase & Co.	37	1,519
Link Real Estate Investment Trust (e)	1,031	3,516
NYSE Euronext	43	1,477
Progressive Corp.	88	1,886
Sampo Oyj (e)	74	2,400
Sumitomo Mitsui Financial Group Inc.	69	2,109
UBS AG (c)	141	2,579
Wharf Holdings Ltd.	429	2,980

		57,052

HEALTH CARE - 9.8%
Allergan Inc.	50	4,121
AMERIGROUP Corp. (c)	32	2,248
Bayer AG	65	5,199
Cerner Corp. (c)	43	2,603
Novo-Nordisk A/S - Class B	25	3,126
Pharmasset Inc. (c)	45	5,026
Roche Holding AG	12	2,060
Seattle Genetics Inc. (c) (e)	65	1,334
Shire Plc	139	4,345
Sonova Holding AG (c) (e)	18	1,646
Sysmex Corp.	26	968

		32,676

INDUSTRIALS - 8.8%
Assa Abloy AB - Class B	101	2,712
Caterpillar Inc.	16	1,703
China Railway Construction Corp. Ltd. - Class H (e)	647	541
China Railway Group Ltd. - Class H	1,172	550
Cia de Concessoes Rodoviarias	43	1,281
Danaher Corp.	65	3,434
Emerson Electric Co.	19	1,041
FedEx Corp.	23	2,181
Firstgroup Plc	352	1,926
Jardine Matheson Holdings Ltd.	39	2,248
Kurita Water Industries Ltd.	29	859
Mitsui OSK Lines Ltd.	308	1,649
Nielsen Holdings NV	46	1,440
Norfolk Southern Corp.	23	1,753
Schneider Electric SA	10	1,733
Siemens AG	13	1,809
Sumitomo Corp.	103	1,397

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Sumitomo Electric Industries Ltd.	85	1,235

		29,492

INFORMATION TECHNOLOGY - 14.6%
Apple Inc. (c)	9	2,920
ASML Holding NV	41	1,525
ASML Holding NV - NYS	10	366
Autonomy Corp. Plc (c)	50	1,367
Broadcom Corp.	53	1,793
Canon Inc.	29	1,377
Delta Electronics Inc.	268	984
First Solar Inc. (c) (e)	4	569
Flextronics International Ltd. (c)	216	1,389
Google Inc. - Class A (c)	4	1,823
Ibiden Co. Ltd.	31	968
International Business Machines Corp.	19	3,191
Juniper Networks Inc. (c)	54	1,698
Keyence Corp.	8	2,124
KLA-Tencor Corp.	22	870
MasterCard Inc.	6	1,929
Maxim Integrated Products Inc.	126	3,228
Murata Manufacturing Co. Ltd.	21	1,382
Nintendo Co. Ltd.	5	880
Oracle Corp.	73	2,406
Premier Farnell Plc	270	1,080
QUALCOMM Inc.	71	4,004
Samsung Electronics Co. Ltd.	1	482
Samsung Electronics Co. Ltd. - GDR	6	2,327
SAP AG	34	2,055
Taiwan Semiconductor Manufacturing Co. Ltd.	507	1,274
TDK Corp.	28	1,556
Trend Micro Inc.	46	1,416
Visa Inc. - Class A	22	1,854

		48,837

MATERIALS - 12.6%
Air Products & Chemicals Inc.	18	1,759
Allegheny Technologies Inc.	32	2,050
Anglo American Plc	56	2,785
Barrick Gold Corp.	28	1,255
Cliffs Natural Resources Inc.	33	3,032
CRH Plc	45	985
Glencore International Plc (c) (q)	191	1,507
HeidelbergCement AG	15	950
Holcim Ltd.	18	1,370
Inmet Mining Corp.	37	2,691
Koninklijke DSM NV	30	1,960
LG Chem Ltd. - GDR (q)	14	3,314
Mondi Plc	169	1,683
Monsanto Co.	11	812
Newcrest Mining Ltd.	56	2,276
Rio Tinto Plc	37	2,701
Shin-Etsu Chemical Co. Ltd.	22	1,147
Stora Enso Oyj - Class R	137	1,439
Sumitomo Chemical Co. Ltd.	282	1,401
Syngenta AG	10	3,325
Vale SA - ADR	40	1,155
Xstrata Plc	120	2,650

		42,247

TELECOMMUNICATION SERVICES - 6.3%
American Tower Corp. - Class A (c)	120	6,287
France Telecom SA	67	1,435
Koninklijke KPN NV	212	3,090
MTN Group Ltd.	81	1,724
SoftBank Corp.	56	2,096
Telstra Corp. Ltd.	1,609	4,988

	Shares/Par (p)	Value
TELUS Corp.	26	1,391

		21,011

UTILITIES - 2.1%
GDF Suez	37	1,353
Hong Kong & China Gas Co. Ltd.	813	1,847
National Grid Plc	151	1,487
PG&E Corp.	38	1,593
Veolia Environnement	32	911

		7,191

Total Common Stocks (cost $272,256)		327,061

SHORT TERM INVESTMENTS - 6.8%
Investment Company - 2.0%
JNL Money Market Fund, 0.01% (a) (h)	6,550	6,550
Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	15,630	15,630
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	400	389

		16,019

Total Short Term Investments (cost $22,580)		22,569

Total Investments - 104.6% (cost $294,836)		349,630
Other Assets and Liabilities, Net - (4.6%)		(15,367)

Total Net Assets - 100.0%		$334,263

JNL/Eagle SmallCap Equity Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	23.0%
Consumer Discretionary	18.5
Health Care	16.0
Industrials	15.3
Materials	7.0
Energy	6.8
Financials	4.3
Consumer Staples	2.0
Short Term Investments	7.1

Total Investments	100.0%

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 19.5%
American Axle & Manufacturing Holdings Inc. (c)	354	$4,025
Bally Technologies Inc. (c) (e)	288	11,732
BJ’s Restaurants Inc. (c)	283	14,818
Buffalo Wild Wings Inc. (c)	130	8,593
Chico’s FAS Inc.	277	4,223
Genesco Inc. (c)	608	31,673
Gentex Corp.	340	10,286
Orient-Express Hotels Ltd. - Class A (c)	517	5,554
Pandora Media Inc. (c) (e)	194	3,673
Pinnacle Entertainment Inc. (c)	452	6,738
Shuffle Master Inc. (c)	1,154	10,792
Sotheby’s - Class A	225	9,803
Steven Madden Ltd. (c)	249	9,346
Universal Electronics Inc. (c)	371	9,371
Vitamin Shoppe Inc. (c)	487	22,290

		162,917

CONSUMER STAPLES - 2.1%
Herbalife Ltd.	143	8,218

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
The Fresh Market Inc. (c) (e)	234	9,053

		17,271

ENERGY - 7.2%
Cloud Peak Energy Inc. (c)	164	3,489
Lufkin Industries Inc.	352	30,253
Oasis Petroleum Inc. (c)	443	13,138
OYO Geospace Corp. (c)	132	13,226

		60,106

FINANCIALS - 4.5%
Cash America International Inc.	363	21,007
Duff & Phelps Corp. - Class A	261	3,349
optionsXpress Holdings Inc.	231	3,845
Redwood Trust Inc. (e)	411	6,219
UMB Financial Corp.	80	3,351

		37,771

HEALTH CARE - 17.0%
Allscripts-Misys Healthcare Solutions Inc. (c)	413	8,028
ArthroCare Corp. (c)	316	10,584
BioMarin Pharmaceutical Inc. (c)	271	7,383
Bruker Corp. (c)	466	9,487
Catalyst Health Solutions Inc. (c)	180	10,036
Centene Corp. (c)	299	10,612
Cepheid Inc. (c)	255	8,836
Delcath Systems Inc. (c) (e)	297	1,531
ICON Plc - ADR (c)	299	7,049
MedAssets Inc. (c)	336	4,493
Medidata Solutions Inc. (c)	27	637
Parexel International Corp. (c)	206	4,863
Quality Systems Inc. (e)	165	14,407
Regeneron Pharmaceuticals Inc. (c)	102	5,786
Salix Pharmaceuticals Ltd. (c)	206	8,191
Seattle Genetics Inc. (c) (e)	261	5,350
Sirona Dental Systems Inc. (c)	221	11,760
Thoratec Corp. (c)	378	12,393

		141,426

INDUSTRIALS - 16.2%
Acacia Research Corp. (c)	235	8,619
Atlas Air Worldwide Holdings Inc. (c)	200	11,890
Geo Group Inc. (c)	549	12,646
GrafTech International Ltd. (c)	822	16,661
JetBlue Airways Corp. (c)	1,354	8,257
Landstar System Inc.	170	7,913
Meritor Inc. (c)	574	9,202
Northwest Pipe Co. (c) (e)	233	6,080
Regal-Beloit Corp.	155	10,333
Triumph Group Inc.	124	12,367
WABCO Holdings Inc. (c)	272	18,814
Waste Connections Inc.	398	12,634

		135,416

INFORMATION TECHNOLOGY - 24.4%
Ansys Inc. (c)	220	12,039
Coherent Inc. (c)	230	12,696
Compuware Corp. (c)	1,008	9,840
DTS Inc. (c)	344	13,929
EMS Technologies Inc. (c)	233	7,682
Fortinet Inc. (c)	550	14,997
Informatica Corp. (c)	228	13,307
Monster Worldwide Inc. (c)	154	2,259
NetLogic Microsystems Inc. (c)	282	11,413
Nice Systems Ltd. - ADR (c)	274	9,951
Progress Software Corp. (c)	280	6,768
QLIK Technologies Inc. (c)	306	10,414
Radiant Systems Inc. (c)	499	10,436
Riverbed Technology Inc. (c)	233	9,223

	Shares/Par (p)	Value
Sapient Corp. (c)	1,081	16,245
SuccessFactors Inc. (c)	250	7,351
Teradyne Inc. (c)	488	7,224
TIBCO Software Inc. (c)	516	14,971
Universal Display Corp. (c) (e)	113	3,972
Veeco Instruments Inc. (c) (e)	171	8,283

		203,000

MATERIALS - 7.4%
Huntsman Corp.	712	13,420
Intrepid Potash Inc. (c)	217	7,064
Quaker Chemical Corp.	134	5,777
RTI International Metals Inc. (c)	386	14,814
Texas Industries Inc. (e)	267	11,110
Titanium Metals Corp.	502	9,198

		61,383

Total Common Stocks (cost $632,257)		819,290

SHORT TERM INVESTMENTS - 7.5%

Investment Company - 1.8%
JNL Money Market Fund, 0.01% (a) (h)	15,435	15,435
Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	46,539	46,539
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	750	731

		47,270

Total Short Term Investments (cost $62,725)		62,705

Total Investments - 105.8% (cost $694,982)		881,995
Other Assets and Liabilities, Net - (5.8%)		(48,359)

Total Net Assets - 100.0%		$833,636

JNL/Franklin Templeton Global Growth Fund

Sector Weightings:	Percentage of Total Investments
Financials	16.5%
Consumer Discretionary	15.2
Health Care	14.6
Information Technology	12.4
Industrials	11.4
Energy	9.9
Telecommunication Services	7.4
Consumer Staples	2.6
Materials	2.2
Short Term Investments	7.8

Total Investments	100.0%

COMMON STOCKS - 95.8%

CONSUMER DISCRETIONARY - 15.8%
Comcast Corp. - Class A	30	$772
Comcast Corp. - Special Class A	418	10,128
Compagnie Generale des Etablissements Michelin	55	5,361
Compass Group Plc	276	2,662
Home Depot Inc.	62	2,263
Inditex SA	31	2,849
Kingfisher Plc	1,185	5,081
Marks & Spencer Group Plc	238	1,378
Mazda Motor Corp. (c)	1,229	3,221
News Corp. - Class A	497	8,788
Nissan Motor Co. Ltd.	441	4,615
Pearson Plc	177	3,338

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Persimmon Plc	175	1,358
Reed Elsevier NV	178	2,389
Target Corp.	46	2,172
Time Warner Cable Inc.	76	5,958
Time Warner Inc.	102	3,696
Toyota Motor Corp.	148	6,079
USS Co. Ltd.	19	1,489
Viacom Inc. - Class B	113	5,761
Vivendi SA	217	6,034
Walt Disney Co.	91	3,558

		88,950

CONSUMER STAPLES - 2.7%
CVS Caremark Corp.	152	5,720
Nestle SA	78	4,873
Tesco Plc	715	4,610

		15,203
ENERGY - 10.3%
Baker Hughes Inc.	62	4,527
BP Plc	857	6,311
Chevron Corp.	51	5,202
ENI SpA	211	4,999
Gazprom OAO - ADR	265	3,867
Halliburton Co.	108	5,505
Noble Corp.	100	3,939
Petroleo Brasileiro SA - ADR (e)	61	1,861
Royal Dutch Shell Plc	3	103
Royal Dutch Shell Plc - Class B	241	8,602
SBM Offshore NV	76	1,998
StatoilHydro ASA	163	4,138
Total SA	116	6,733

		57,785
FINANCIALS - 17.2%
ACE Ltd.	50	3,300
AIA Group Ltd. (c)	888	3,076
American Express Co.	101	5,220
Aviva Plc	853	6,011
AXA SA	148	3,353
Bank of America Corp.	205	2,245
Bank of New York Mellon Corp.	68	1,746
BNP Paribas SA	19	1,452
Cheung Kong Holdings Ltd.	223	3,261
Citigroup Inc.	87	3,640
Credit Suisse Group AG (c)	95	3,692
DBS Group Holdings Ltd.	322	3,843
HSBC Holdings Plc (e)	417	4,133
ICICI Bank Ltd. - ADR (e)	66	3,277
ING Groep NV (c)	647	7,966
Intesa Sanpaolo SpA	1,017	2,709
JPMorgan Chase & Co.	70	2,861
KB Financial Group Inc. - ADR	94	4,490
Morgan Stanley	119	2,727
Muenchener Rueckversicherungs AG	31	4,796
Nomura Holdings Inc.	584	2,872
Progressive Corp.	172	3,673
RenaissanceRe Holdings Ltd.	37	2,619
Swire Pacific Ltd.	156	2,284
Swiss Re Ltd. (c)	76	4,251
Torchmark Corp.	20	1,280
UBS AG (c)	140	2,553
UniCredit SpA	1,551	3,283

		96,613
HEALTH CARE - 15.1%
Abbott Laboratories	54	2,836
Amgen Inc. (c)	167	9,717
Biogen Idec Inc. (c)	17	1,808

	Shares/Par (p)	Value
Bristol-Myers Squibb Co.	62	1,791
Covidien Plc	49	2,614
GlaxoSmithKline Plc	367	7,858
Lonza Group AG	25	1,991
Medtronic Inc.	184	7,101
Merck & Co. Inc.	162	5,705
Merck KGaA	43	4,634
Novartis AG	97	5,911
Pfizer Inc.	486	10,020
Quest Diagnostics Inc.	65	3,844
Roche Holding AG	48	8,053
Sanofi-Aventis SA	139	11,170

		85,053
INDUSTRIALS - 11.9%
Adecco SA (c)	23	1,461
Alstom SA (e)	48	2,936
BAE Systems Plc	367	1,876
Carillion Plc	127	766
Citic Pacific Ltd.	645	1,611
Deutsche Lufthansa AG	123	2,672
Deutsche Post AG	119	2,290
East Japan Railway Co.	61	3,491
Embraer SA - ADR	42	1,279
FedEx Corp.	49	4,628
General Electric Co.	293	5,525
Hays Plc	629	1,039
International Consolidated Airlines Group SA (c)	704	2,866
ITOCHU Corp.	133	1,371
Koninklijke Philips Electronics NV	278	7,142
Randstad Holding NV	50	2,324
Rentokil Initial Plc (c)	445	679
Siemens AG	59	8,061
Tyco International Ltd.	87	4,319
United Parcel Service Inc. - Class B	79	5,780
Wolseley Plc	142	4,639

		66,755
INFORMATION TECHNOLOGY - 12.9%
Accenture Plc - Class A	152	9,213
Brocade Communications Systems Inc. (c)	449	2,898
Cisco Systems Inc.	498	7,780
Dell Inc. (c)	193	3,222
Flextronics International Ltd. (c)	258	1,657
Konica Minolta Holdings Inc.	154	1,280
Microsoft Corp.	359	9,333
Nintendo Co. Ltd.	10	1,890
Oracle Corp.	235	7,746
Samsung Electronics Co. Ltd. - GDR (q)	17	6,659
Samsung Electronics Co. Ltd. - GDR	2	880
SAP AG	92	5,541
Seagate Technology	143	2,313
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)	429	5,412
TE Connectivity Ltd.	95	3,501
Telefonaktiebolaget LM Ericsson - Class B	233	3,363

		72,688
MATERIALS - 2.2%
Alcoa Inc.	131	2,075
CRH Plc	327	7,244
POSCO - ADR (e)	14	1,511
Vale SA - ADR	59	1,701

		12,531
TELECOMMUNICATION SERVICES - 7.7%
China Mobile Ltd.	293	2,706
China Telecom Corp. Ltd. - ADR (e)	34	2,227

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
France Telecom SA (e)	262	5,577
Singapore Telecommunications Ltd.	2,869	7,381
Sprint Nextel Corp. (c)	815	4,394
Telefonica SA	163	3,977
Telekom Austria AG	160	2,043
Turkcell Iletisim Hizmet AS - ADR (c)	321	4,346
Vodafone Group Plc	4,069	10,796

		43,447

Total Common Stocks (cost $529,415)		539,025

SHORT TERM INVESTMENTS - 8.0%
Investment Company - 5.9%
JNL Money Market Fund, 0.01% (a) (h)	33,377	33,377
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	11,795	11,795
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	171	167

		11,962

Total Short Term Investments (cost $45,343)		45,339

Total Investments - 103.8% (cost $574,758)		584,364
Other Assets and Liabilities, Net - (3.8%)		(21,622)

Total Net Assets - 100.0%		$562,742

JNL/Franklin Templeton Income Fund
Sector Weightings:	Percentage of Total Investments
Financials	16.9%
Energy	14.7
Utilities	14.0
Health Care	9.0
Consumer Discretionary	8.8
Information Technology	7.5
Materials	4.1
Telecommunication Services	3.5
Industrials	3.5
Consumer Staples	1.4
Non-U.S. Government Agency ABS	0.5
Government Securities	0.5
Warrants	0.1
Short Term Investments	15.5

Total Investments	100.0%

COMMON STOCKS - 35.7%

CONSUMER DISCRETIONARY - 0.9%
Comcast Corp. - Class A	150	$3,801
Dex One Corp. (c) (e)	106	269
General Motors Co. (c)	10	295
Home Depot Inc.	69	2,514
Target Corp.	100	4,705

		11,584
CONSUMER STAPLES - 0.8%
Diageo Plc	150	3,065
PepsiCo Inc.	90	6,317

		9,382
ENERGY - 6.3%
Alpha Natural Resources Inc. (c)	25	1,136
Baker Hughes Inc.	50	3,628
BP Plc - ADR	260	11,515
Callon Petroleum Co. (c)	75	526

	Shares/Par (p)	Value
Canadian Oil Sands Ltd.	425	12,264
Chesapeake Energy Corp.	90	2,672
Chevron Corp.	30	3,085
ConocoPhillips	200	15,038
Exxon Mobil Corp.	220	17,904
Schlumberger Ltd.	40	3,456
Spectra Energy Corp.	165	4,512
Weatherford International Ltd. (c)	125	2,344

		78,080
FINANCIALS - 5.4%
Banco Santander SA	254	2,931
Bank of America Corp.	900	9,864
Barclays Plc	500	2,058
CIT Group Inc. (c)	89	3,921
Citigroup Inc.	100	4,164
Federal National Mortgage Association (c) (e)	165	55
HSBC Holdings Plc	750	7,444
JPMorgan Chase & Co.	300	12,282
M&T Bank Corp.	60	5,277
QBE Insurance Group Ltd.	174	3,219
Wells Fargo & Co.	500	14,030
Westfield Retail Trust	813	2,363

		67,608
HEALTH CARE - 5.3%
Johnson & Johnson	225	14,967
Merck & Co. Inc.	534	18,859
Pfizer Inc.	500	10,300
Roche Holding AG	130	21,756

		65,882
INDUSTRIALS - 1.0%
Boeing Co.	35	2,587
General Electric Co.	500	9,430

		12,017
INFORMATION TECHNOLOGY - 1.4%
Cisco Systems Inc.	100	1,561
First Solar Inc. (c) (e)	4	535
Intel Corp.	400	8,864
Maxim Integrated Products Inc.	146	3,732
Xerox Corp.	300	3,123

		17,815
MATERIALS - 1.3%
AngloGold Ashanti Ltd. - ADR	60	2,525
Barrick Gold Corp.	150	6,794
Newmont Mining Corp.	110	5,937
Nucor Corp.	20	824

		16,080
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	370	11,609
CenturyTel Inc.	70	2,830
Frontier Communications Corp.	116	936
Telstra Corp. Ltd.	900	2,790
Verizon Communications Inc.	150	5,585
Vodafone Group Plc	3,000	7,959

		31,709
UTILITIES - 10.8%
AGL Resources Inc.	100	4,071
American Electric Power Co. Inc.	170	6,406
CenterPoint Energy Inc.	95	1,838
Consolidated Edison Inc.	80	4,259
Dominion Resources Inc.	205	9,895
Duke Energy Corp.	550	10,357
Dynegy Inc. (c)	225	1,393

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Entergy Corp.	120	8,194
FirstEnergy Corp.	75	3,311
NextEra Energy Inc.	170	9,768
NiSource Inc.	40	810
PG&E Corp.	250	10,507
Pinnacle West Capital Corp.	100	4,458
PPL Corp.	160	4,453
Progress Energy Inc.	200	9,602
Public Service Enterprise Group Inc.	250	8,160
Sempra Energy	150	7,932
Southern Co.	420	16,960
TECO Energy Inc.	200	3,778
Xcel Energy Inc.	350	8,505

		134,657

Total Common Stocks (cost $429,580)		444,814

PREFERRED STOCKS - 4.9%

CONSUMER DISCRETIONARY - 0.2%
General Motors Co., Convertible Preferred, 4.75%	55	2,681

ENERGY - 1.3%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	5,670
Chesapeake Energy Corp., 8.50% (r)	100	2,877
SandRidge Energy Inc., Convertible Preferred, 7.00% (m) (r)	50	8,194

		16,741

FINANCIALS - 2.9%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 12/31/11) (m) (r)	2	1,735
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	10	9,895
Citigroup Inc., Convertible Preferred, 7.50%	60	7,209
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	186	547
Federal National Mortgage Association, 5.38%, (callable at 105,000 on 05/16/11) (c) (d) (m)	—	456
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 05/16/11), Series Q (c) (d) (m)	100	101
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 11/21/12), Series R (c) (d) (m)	143	301
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	140
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A (m)	60	1,605
MetLife Inc., 5.00%	56	4,616
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	9,010

		35,615

HEALTH CARE - 0.2%
Tenet Healthcare Corp., 7.00%	2	2,085

MATERIALS - 0.2%
AngloGold Ashanti Ltd., 6.00%	55	2,744

UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred, 8.38%	20	1,037

Total Preferred Stocks (cost $65,623)		60,903

	Shares/Par (p)	Value
WARRANTS - 0.1%
Charter Communications Inc. (c)	30	425
General Motors Co. (c)	18	330

Total Warrants (cost $1,159)		755

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.6%
Banc of America Large Loan Inc. REMIC, 1.94%, 11/15/13 (i) (r)	$7,315	6,786
Dynegy Roseton Pass Through Trust, 7.67%, 11/08/16 (e)	1,000	890

Total Non-U.S. Government Agency Asset- Backed Securities (cost $7,526)		7,676

CORPORATE BONDS AND NOTES - 56.1%

CONSUMER DISCRETIONARY - 9.0%
AMC Networks Inc., 7.75%, 07/15/21 (e) (r)	1,600	1,672
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,084
7.75%, 04/15/18 (e)	3,000	3,199
8.00%, 04/15/20 (e)	3,000	3,217
CCH II LLC, 13.50%, 11/30/16	5,134	6,045
CCO Holdings LLC
8.13%, 04/30/20 (e)	3,700	3,996
6.50%, 04/30/21	3,000	2,959
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (r)	2,500	2,600
Chrysler Group LLC, 8.25%, 06/15/21 (e) (r)	6,400	6,272
Chrysler Group LLC Term Loan B, 6.00%, 05/24/17 (i)	7,400	7,227
CityCenter Holdings LLC
7.63%, 01/15/16 (e) (r)	2,000	2,065
10.75%, 01/15/17 (e) (r)	2,000	2,170
CKE Restaurants Inc., 11.38%, 07/15/18	1,000	1,093
Clear Channel Communications Inc.
10.75%, 08/01/16	1,000	903
9.00%, 03/01/21 (e) (r)	16,000	15,320
Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17	1,600	1,744
ClubCorp Club Operations Inc., 10.00%, 12/01/18 (e) (r)	5,000	4,950
Clubcorp Club Operations Inc. Term Loan B, 6.00%, 11/23/16 (i)	4,975	4,987
Cumulus Media Inc., 7.75%, 05/01/19 (r)	1,900	1,834
DISH DBS Corp., 6.75%, 06/01/21 (e) (r)	5,000	5,125
Diversey Inc., 8.25%, 11/15/19	2,200	2,579
Goodyear Tire & Rubber Co., 8.25%, 08/15/20 (e)	2,300	2,484
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	750	828
Interactive Data Corp., 10.25%, 08/01/18 (r)	500	544
KB Home
5.75%, 02/01/14 (e)	2,000	1,950
6.25%, 06/15/15 (e)	1,300	1,242
MGM Resorts International
6.75%, 04/01/13 (e)	2,900	2,907
10.00%, 11/01/16 (e) (r)	3,000	3,180
Reynolds Group Issuer Inc., 8.25%, 02/15/21 (r)	600	561
Shea Homes LP, 8.63%, 05/15/19 (r)	3,900	3,841
Unitymedia GmbH
8.13%, 12/01/17 (r), EUR	2,750	4,177
9.63%, 12/01/19 (r), EUR	1,500	2,360
UPC Germany GmbH, 8.13%, 12/01/17 (r)	2,100	2,231
Visant Corp., 10.00%, 10/01/17 (e)	4,700	4,864

		112,210

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
CONSUMER STAPLES - 0.9%
Dean Foods Co., 9.75%, 12/15/18 (e) (r)	1,900	2,019
JBS USA LLC
11.63%, 05/01/14	1,000	1,150
7.25%, 06/01/21 (r)	3,500	3,403
SUPERVALU Inc., 8.00%, 05/01/16 (e)	4,500	4,590

		11,162

ENERGY - 9.5%
Antero Resources Finance Corp., 9.38%, 12/01/17	2,000	2,150
Arch Coal Inc., 7.25%, 06/15/21 (r)	5,600	5,607
ATP Oil & Gas Corp., 11.88%, 05/01/15 (e)	2,500	2,538
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,015
Calpine Generating Co. LLC, 8.00%, 06/01/16 (r)	1,000	1,080
Chesapeake Energy Corp.
9.50%, 02/15/15	2,500	2,900
6.50%, 08/15/17 (e)	4,000	4,230
6.88%, 08/15/18 (e)	1,600	1,680
7.25%, 12/15/18 (e)	5,000	5,450
Cie Generale de Geophysique-Veritas, 6.50%, 06/01/21 (e) (r)	4,000	3,860
Connacher Oil and Gas Ltd., 8.50%, 08/01/19 (r)	3,000	2,850
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,744
El Paso Corp.
6.50%, 09/15/20	1,600	1,749
7.75%, 01/15/32	1,000	1,163
Energy Transfer Partners LP, 7.50%, 10/15/20 (e)	2,500	2,650
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (e) (r)	3,500	3,727
EXCO Resources Inc., 7.50%, 09/15/18	3,500	3,404
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (e) (r)	3,500	3,378
Linn Energy LLC, 8.63%, 04/15/20 (e)	3,300	3,580
NXP BV, 9.75%, 08/01/18 (r)	1,200	1,344
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18 (e) (r)	3,000	3,086
Petrohawk Energy Corp.
10.50%, 08/01/14	2,000	2,250
7.88%, 06/01/15 (e)	3,200	3,352
6.25%, 06/01/19 (e) (r)	3,500	3,421
Pioneer Natural Resources Co., 6.88%, 05/01/18	1,400	1,512
Sabine Pass LNG LP
7.25%, 11/30/13	1,350	1,384
7.50%, 11/30/16	2,500	2,563
SandRidge Energy Inc.
3.87%, 04/01/14 (i)	2,000	1,980
9.88%, 05/15/16 (e) (r)	2,600	2,854
8.00%, 06/01/18 (r)	2,500	2,550
8.75%, 01/15/20 (e)	650	692
7.50%, 03/15/21 (e) (r)	4,400	4,455
SESI LLC, 6.88%, 06/01/14	1,370	1,387
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	18,880	11,422
10.50%, 11/01/16 (e)	314	204
15.00%, 04/01/21 (e) (r)	15,255	12,509
W&T Offshore Inc., 8.50%, 06/15/19 (r)	6,000	6,075

		117,795

FINANCIALS - 11.4%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	3,268
Ally Financial Inc., 8.00%, 03/15/20	3,500	3,719
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (m)	1,000	1,044

	Shares/Par (p)	Value
Boparan Holdings Ltd.
9.75%, 04/30/18 (r), EUR	1,400	1,939
9.88%, 04/30/18 (r), GBP	1,500	2,299
CapitalSource Inc., 4.00%, 07/15/34 (k)	2,500	2,500
CEVA Group Plc
8.38%, 12/01/17 (e) (r)	3,400	3,438
11.50%, 04/01/18 (r)	3,600	3,789
CIT Group Inc.
7.00%, 05/01/14 (e)	446	452
7.00%, 05/04/15 (r)	12,000	12,015
7.00%, 05/02/16 (r)	20,500	20,423
7.00%, 05/02/17 (r)	13,000	12,967
Felcor Lodging LP, 10.00%, 10/01/14 (e)	1,664	1,868
Ford Motor Credit Co. LLC
8.00%, 06/01/14	2,500	2,743
7.00%, 04/15/15	2,000	2,160
12.00%, 05/15/15	2,600	3,224
Host Hotels & Resorts LP, 9.00%, 05/15/17 (e)	600	675
International Lease Finance Corp.
8.63%, 09/15/15	200	217
8.75%, 03/15/17	2,000	2,188
8.88%, 09/01/17 (e)	4,700	5,170
iStar Financial Inc.
0.75%, 10/01/12 (i)	4,500	4,050
8.63%, 06/01/13 (e)	5,000	5,100
iStar Financial Inc. Term Loan, 7.00%, 06/11/14 (i)	8,000	7,963
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,352
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (r)	2,500	3,319
M&T Bank Corp., 6.88%, (callable at 100 on 06/15/16) (m) (r)	2,000	1,998
Petroplus Finance Ltd.
6.75%, 05/01/14 (e) (r)	3,500	3,430
7.00%, 05/01/17 (e) (r)	3,400	3,196
9.38%, 09/15/19 (e) (r)	2,000	2,010
Pinafore LLC, 9.00%, 10/01/18 (e) (r)	600	647
SuperMedia Inc. Term Loan, 11.00%, 12/31/15 (i)	683	408
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	5,000	4,937
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	900	918
Wells Fargo Capital XV, 9.75%, (callable at 100 beginning 09/26/13) (e) (m)	5,000	5,275

		141,701

HEALTH CARE - 5.0%
Community Health Systems Inc., 8.88%, 07/15/15 (e)	5,000	5,150
Giant Funding Corp., 8.25%, 02/01/18 (r)	1,400	1,460
HCA Holdings Inc., 7.75%, 05/15/21 (e) (r)	5,000	5,187
HCA Inc.
6.38%, 01/15/15	1,500	1,530
6.50%, 02/15/16	1,500	1,526
9.25%, 11/15/16	3,500	3,714
8.50%, 04/15/19	6,000	6,630
7.88%, 02/15/20	6,000	6,510
Mylan Inc., 6.00%, 11/15/18 (e) (r)	5,000	5,081
Quintiles Transnational Corp., 9.50%, 12/30/14 (r)	4,000	4,100
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	5,000	5,469
9.00%, 05/01/15	3,500	3,754
10.00%, 05/01/18	3,500	3,977
8.00%, 08/01/20	2,600	2,642
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	3,700	3,820

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
7.75%, 02/01/19 (e)	1,100	1,114
Vanguard Health Systems Inc., 0.00%, 02/01/16 (e) (j)	1,700	1,120

		62,784

INDUSTRIALS - 3.0%
American Airlines Inc., 7.50%, 03/15/16 (e) (r)	8,300	8,134
Building Materials Corp. of America, 6.75%, 05/01/21 (r)	3,500	3,518
Ceridian Corp., 11.25%, 11/15/15	4,000	4,000
CHC Helicopter SA, 9.25%, 10/15/20 (e) (r)	3,500	3,159
Hertz Corp.
8.88%, 01/01/14 (e)	909	932
6.75%, 04/15/19 (r)	1,100	1,089
Manitowoc Co. Inc., 9.50%, 02/15/18	1,000	1,086
Niska Gas Storage US LLC, 8.88%, 03/15/18 (e)	2,500	2,625
RBS Global & Rexnord LLC
11.75%, 08/01/16 (e)	1,500	1,586
8.50%, 05/01/18 (e)	4,500	4,753
Terex Corp., 8.00%, 11/15/17 (e)	2,000	2,050
United Rentals North America Inc., 8.38%, 09/15/20 (e)	5,000	5,062

		37,994

INFORMATION TECHNOLOGY - 7.3%
Advanced Micro Devices Inc.
6.00%, 05/01/15	477	484
8.13%, 12/15/17 (e)	1,000	1,045
CDW Escrow Corp., 8.50%, 04/01/19 (r)	9,500	9,310
CDW LLC
11.00%, 10/12/15 (e)	266	280
12.54%, 10/12/17	2,000	2,155
CommScope Inc., 8.25%, 01/15/19 (e) (r)	800	824
First Data Corp.
9.88%, 09/24/15	399	410
11.25%, 03/31/16 (e)	3,000	2,955
8.25%, 01/15/21 (e) (r)	10,914	10,696
12.63%, 01/15/21 (e) (r)	9,910	10,604
8.75%, 01/15/22 (e) (r)	3,198	3,126
First Data Corp. Extended Term Loan, 4.19%, 03/24/18 (i)	4,123	3,791
First Data Corp. Term Loan B-1, 3.00%, 09/24/14 (i)	4,680	4,331
First Data Corp. Term Loan B-3, 3.00%, 09/24/14 (i)	439	406
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	3,000	3,229
10.13%, 03/15/18 (r)	5,000	5,550
9.25%, 04/15/18 (r)	4,000	4,310
8.05%, 02/01/20 (e) (r)	6,500	6,532
10.75%, 08/01/20 (e) (r)	9,500	10,735
Sanmina-SCI Corp.
8.13%, 03/01/16 (e)	1,500	1,558
7.00%, 05/15/19 (e) (r)	3,500	3,307
SunGard Data Systems Inc.
10.63%, 05/15/15 (e)	2,500	2,706
7.63%, 11/15/20 (e)	2,000	2,020

		90,364

MATERIALS - 3.2%
Berry Plastics Corp., 9.75%, 01/15/21	1,000	967
Cemex SAB de CV
3.25%, 03/15/16 (e) (r)	3,625	3,575
3.75%, 03/15/18 (r)	2,125	2,104
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (r)	2,100	2,142
6.88%, 02/01/18 (e) (r)	7,500	7,612

	Shares/Par (p)	Value
Hexion US Finance Corp., 8.88%, 02/01/18	3,000	3,120
Huntsman International LLC, 5.50%, 06/30/16	1,000	984
Ineos Group Holdings Plc, 7.88%, 02/15/16 (r), EUR	3,250	4,583
Kerling Plc, 10.63%, 01/28/17 (r), EUR	3,600	5,521
Kinove German Bondco GmbH, 10.00%, 06/15/18 (e) (r), EUR	3,500	5,279
NewPage Corp., 11.38%, 12/31/14 (e)	1,000	932
Vulcan Materials Co., 7.50%, 06/15/21 (e)	3,400	3,396

		40,215

TELECOMMUNICATION SERVICES - 1.5%
Clearwire Communications LLC
12.00%, 12/01/15 (e) (r)	2,500	2,678
12.00%, 12/01/15 (e) (r)	1,500	1,601
Cricket Communications Inc.
7.75%, 10/15/20 (e)	5,500	5,390
7.75%, 10/15/20 (e) (r)	1,000	978
Frontier Communications Corp.
8.25%, 04/15/17	800	870
8.50%, 04/15/20 (e)	900	981
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (r)	3,000	2,981
Virgin Media Secured Finance Plc, 7.00%, 01/15/18, GBP	2,000	3,395

		18,874

UTILITIES - 5.3%
AES Corp., 7.38%, 07/01/21 (e) (r)	1,400	1,421
Calpine Corp.
7.88%, 07/31/20 (r)	800	836
7.50%, 02/15/21 (r)	5,475	5,584
7.88%, 01/15/23 (e) (r)	3,000	3,090
Dynegy Holdings Inc.
7.50%, 06/01/15	11,000	8,965
8.38%, 05/01/16	4,750	3,800
7.75%, 06/01/19	3,000	2,183
Energy Future Holdings Corp., 6.55%, 11/15/34	9,000	4,410
GenOn Energy Inc., 7.88%, 06/15/17 (e)	5,000	5,025
Public Service Co. of New Mexico., 7.95%, 05/15/18	2,200	2,483
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (e) (r)	3,600	3,537
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	32,093	25,077

		66,411

Total Corporate Bonds and Notes (cost $675,140)		699,510

GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%

GOVERNMENT SECURITIES - 0.6%
Municipals - 0.6%
State of California
7.95%, 03/01/36	2,500	2,724
7.60%, 11/01/40	3,480	4,010

Total Government and Agency Obligations (cost $6,014)		6,734

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (u)	100	65
SuperMedia Inc. Escrow Litigation Trust (f) (u)	868	9

Total Other Equity Interests (cost $13)		74

SHORT TERM INVESTMENTS - 17.9%
Investment Company - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	16,664	16,664

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Securities Lending Collateral - 16.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	206,316	206,316
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	1,101	1,072

		207,388

Total Short Term Investments (cost $224,081)		224,052

Total Investments - 115.9% (cost $1,409,136)		1,444,518
Other Assets and Liabilities, Net - (15.9%)		(197,683)

Total Net Assets - 100.0%		$1,246,835

JNL/Franklin Templeton Mutual Shares Fund (t)

Sector Weightings:	Percentage of Total Investments
Consumer Staples	21.1%
Financials	14.0
Health Care	13.4
Consumer Discretionary	9.6
Information Technology	8.4
Energy	7.0
Materials	5.9
Utilities	4.6
Industrials	3.9
Telecommunication Services	2.7
Other Equity Interests	0.0
Short Term Investments	9.4

Total Investments	100.0%

COMMON STOCKS - 89.5%

CONSUMER DISCRETIONARY - 8.9%
British Sky Broadcasting Group Plc	454	$6,172
Cerberus Capital Management LP (f) (q)	1,779	271
Cerberus Capital Management LP (f) (q)	1,779	271
Cerberus Capital Management LP (f) (q)	889	136
Daimler AG	62	4,651
General Motors Co. (c)	172	5,210
Harrah’s Investment LP (f) (q)	39	9
Mattel Inc.	170	4,670
News Corp. - Class A	559	9,899
Stanley Black & Decker Inc.	57	4,127
Thomas Cook Group Plc	121	257
Time Warner Cable Inc.	112	8,769
Time Warner Inc.	231	8,411
Viacom Inc.	116	5,926
Virgin Media Inc. (e)	121	3,627

		62,406

CONSUMER STAPLES - 21.4%
Altria Group Inc.	412	10,869
British American Tobacco Plc	417	18,259
Carrefour SA	49	2,004
Coca-Cola Enterprises Inc.	131	3,825
CVS Caremark Corp.	457	17,166
Dr. Pepper Snapple Group Inc.	153	6,401
Foster’s Group Ltd.	430	2,373
General Mills Inc.	148	5,498
Imperial Tobacco Group Plc	368	12,221
Japan Tobacco Inc.	—	1,019
Kraft Foods Inc. - Class A	418	14,733
Kroger Co.	329	8,171
Lorillard Inc.	52	5,609

	Shares/Par (p)	Value
Nestle SA	196	12,208
PepsiCo Inc.	73	5,131
Pernod-Ricard SA (e)	101	9,909
Philip Morris International Inc.	83	5,510
Reynolds American Inc.	122	4,537
Wal-Mart Stores Inc.	76	4,053

		149,496

ENERGY - 7.0%
BP Plc	465	3,420
Ensco International Plc - ADR	51	2,692
Exterran Holdings Inc. (c) (e)	46	911
Marathon Oil Corp.	287	15,109
Murphy Oil Corp.	65	4,300
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f)	402	—
Royal Dutch Shell Plc	286	10,152
Transocean Ltd.	132	8,549
Williams Cos. Inc.	115	3,464

		48,597

FINANCIALS - 13.4%
ACE Ltd.	117	7,685
Alexander’s Inc.	8	3,175
Alleghany Corp. (c)	9	3,161
American International Group Inc. (c)	236	6,923
Bank of America Corp.	545	5,976
Barclays Plc	1,328	5,466
Bond Street Holding LLC (c) (f) (r)	39	846
Canary Wharf Group Plc (c) (f)	405	1,960
CIT Group Inc. (c)	57	2,537
CNO Financial Group Inc. (c)	97	767
Deutsche Boerse AG	55	4,192
Forestar Group Inc. (c)	60	981
Guaranty Bancorp (c)	49	65
MetLife Inc.	78	3,400
Morgan Stanley	331	7,624
NYSE Euronext	102	3,505
Old Republic International Corp.	240	2,819
PNC Financial Services Group Inc.	131	7,790
UBS AG (c)	259	4,719
Wells Fargo & Co.	325	9,130
White Mountains Insurance Group Ltd.	17	7,200
Zurich Financial Services AG	15	3,902

		93,823

HEALTH CARE - 13.7%
Amgen Inc. (c)	144	8,420
Boston Scientific Corp. (c)	578	3,995
Cephalon Inc. (c)	30	2,409
Community Health Systems Inc. (c)	60	1,536
Coventry Health Care Inc. (c)	84	3,070
Eli Lilly & Co.	313	11,737
Medtronic Inc.	214	8,257
Merck & Co. Inc.	367	12,957
Novartis AG - ADR	90	5,513
Pfizer Inc.	685	14,107
Sanofi-Aventis SA (c)	94	226
Tenet Healthcare Corp. (c)	787	4,908
Teva Pharmaceutical Industries Ltd. - ADR	51	2,454
UnitedHealth Group Inc.	247	12,737
Zimmer Holdings Inc. (c)	48	3,015

		95,341

INDUSTRIALS - 3.9%
A P Moller - Maersk A/S - Class B	1	8,029
Alstom SA (e)	13	822
Federal Signal Corp.	96	627
GenCorp Inc. (c)	59	377
Huntington Ingalls Industries Inc. (c)	69	2,384

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Koninklijke Philips Electronics NV	110	2,838
Orkla ASA	334	3,178
Owens Corning Inc. (c)	167	6,238
PostNL NV	149	1,262
TNT Express NV (c)	149	1,542

		27,297

INFORMATION TECHNOLOGY - 8.5%
Cisco Systems Inc.	339	5,298
Hewlett-Packard Co.	216	7,880
LSI Corp. (c)	911	6,485
Microsoft Corp.	534	13,874
Motorola Solutions Inc. (c)	45	2,093
Nintendo Co. Ltd.	14	2,603
Symantec Corp. (c)	219	4,322
TE Connectivity Ltd.	147	5,387
Xerox Corp.	1,093	11,373

		59,315

MATERIALS - 6.0%
Domtar Corp.	31	2,903
International Paper Co.	266	7,944
Linde AG	56	9,890
MeadWestvaco Corp.	117	3,885
ThyssenKrupp AG	186	9,639
Weyerhaeuser Co.	362	7,921

		42,182

TELECOMMUNICATION SERVICES - 2.7%
Cable & Wireless Communications Plc	1,730	1,125
Telefonica SA	286	6,983
Vodafone Group Plc	4,095	10,864

		18,972

UTILITIES - 4.0%
Brookfield Infrastructure Partners LP	97	2,417
E.ON AG	236	6,733
Entergy Corp.	40	2,722
Exelon Corp.	145	6,228
GDF Suez	120	4,375
NRG Energy Inc. (c)	232	5,705

		28,180

Total Common Stocks (cost $571,126)		625,609

CORPORATE BONDS AND NOTES - 2.4%

CONSUMER DISCRETIONARY - 0.8%
Clear Channel Communications Inc., 11.00%, 08/01/16 (e)	$1,353	1,197
Clear Channel Communications Inc. Delayed Draw Term Loan 2, 3.84%, 01/29/16 (i)	641	537
Clear Channel Communications Inc. Term Loan B, 3.84%, 01/29/16 (i)	3,943	3,339
Clear Channel Communications Inc. Term Loan C, 3.84%, 01/29/16 (i)	743	628

		5,701

ENERGY - 0.2%
Boston Generating LLC Term Loan, 0.18%, 12/21/13 (i)	1	—
Boston Generating LLC Term Loan B, 6.50%, 12/21/13 (i)	18	6
Boston Generating LLC Term Loan Revolver, 6.50%, 12/21/13 (i)	—	—
OPTI Canada Inc.
9.00%, 12/15/12 (r)	331	333
9.75%, 08/15/13 (e) (r)	889	882

		1,221

	Shares/Par (p)	Value

FINANCIALS - 0.8%
CIT Group Inc. Term Loan
6.25%, 01/20/12 (i)	250	251
6.25%, 01/20/12 (i)	639	642
Realogy Corp., 7.88%, 02/15/19 (e) (r)	238	235
Realogy Corp. Extended First Lien Term Loan, 4.56%, 10/10/16 (i)	3,947	3,539
Realogy Corp. Extended Revolver Term Loan, 3.51%, 04/10/16 (i)	133	114
Realogy Corp. Term Loan, 1.47%, 10/10/16 (i)	440	412
Realogy Corp. Term Loan A, 13.50%, 10/15/17 (i)	93	99
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f)	1,130	—

		5,292

UTILITIES - 0.6%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (r)	382	376
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	5,182	4,049

		4,425

Total Corporate Bonds and Notes (cost $17,945)		16,639

OTHER EQUITY INTERESTS - 0.0%
Dana Corp. NT Escrow (f) (u)	72	—
Dana Corp. NT Escrow (f) (u)	65	—
Dana Corp. NT Escrow (f) (u)	115	—
Northwest Airlines Corp. Contingent Distribution (f) (u)	725	—

Total Other Equity Interests (cost $22)		—

SHORT TERM INVESTMENTS - 9.5%
Investment Company - 7.2%
JNL Money Market Fund, 0.01% (a) (h)	50,666	50,666

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	16,158	16,158

Total Short Term Investments (cost $66,824)		66,824

Total Investments - 101.4% (cost $655,917)		709,072
Other Assets and Liabilities, Net - (1.4%)		(9,694)

Total Net Assets—100.0%		$699,378

JNL/Franklin Templeton Small Cap Value Fund

Sector Weightings:	Percentage of Total Investments
Industrials	29.7%
Consumer Discretionary	18.1
Financials	13.1
Energy	11.4
Materials	6.4
Health Care	4.2
Information Technology	3.0
Utilities	2.8
Consumer Staples	2.0
Short Term Investments	9.3

Total Investments	100.0%

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value

COMMON STOCKS - 93.5%
CONSUMER DISCRETIONARY - 18.6%
Autoliv Inc.	55	$4,315
Brown Shoe Co. Inc.	322	3,427
Brunswick Corp.	165	3,374
Cato Corp. - Class A	122	3,509
Christopher & Banks Corp.	125	719
DR Horton Inc.	78	899
Drew Industries Inc. (e)	58	1,429
Ethan Allen Interiors Inc. (e)	68	1,450
Fred’s Inc. - Class A	208	3,006
GameStop Corp. (c) (e)	206	5,489
Gentex Corp.	150	4,534
Group 1 Automotive Inc. (e)	148	6,099
Hillenbrand Inc.	128	3,022
Hooker Furniture Corp.	40	352
J.C. Penney Co. Inc.	56	1,934
La-Z-Boy Inc. (c)	351	3,467
M/I Homes Inc. (c)	158	1,941
MDC Holdings Inc. (e)	77	1,902
Men’s Wearhouse Inc.	169	5,689
Pier 1 Imports Inc. (c)	225	2,603
Regis Corp.	268	4,104
Saks Inc. (c) (e)	211	2,360
Thor Industries Inc.	221	6,374
Tuesday Morning Corp. (c)	166	770
Warnaco Group Inc. (c)	31	1,604
West Marine Inc. (c)	155	1,607
Winnebago Industries Inc. (c) (e)	153	1,482

		77,461

CONSUMER STAPLES - 2.0%
Casey’s General Stores Inc.	83	3,634
Lancaster Colony Corp. (e)	80	4,884

		8,518

ENERGY - 11.8%
Arch Coal Inc.	23	613
Atwood Oceanics Inc. (c)	131	5,794
Bristow Group Inc.	151	7,714
Global Industries Ltd. (c)	461	2,527
Helix Energy Solutions Group Inc. (c)	245	4,049
Oil States International Inc. (c)	63	5,026
Overseas Shipholding Group Inc.	106	2,856
Rowan Cos. Inc. (c)	140	5,437
Teekay Corp.	77	2,391
Tidewater Inc.	127	6,818
Unit Corp. (c)	94	5,721

		48,946

FINANCIALS - 13.5%
American National Insurance Co.	14	1,085
Arthur J Gallagher & Co.	81	2,315
Aspen Insurance Holdings Ltd.	170	4,377
Chemical Financial Corp.	80	1,508
Hanover Insurance Group Inc.	87	3,281
HCC Insurance Holdings Inc.	49	1,547
Montpelier Re Holdings Ltd.	221	3,983
Old Republic International Corp.	434	5,099
Oriental Financial Group Inc.	166	2,140
Peoples Bancorp Inc. (e)	33	370
Protective Life Corp.	302	6,992
RLI Corp. (e)	44	2,749
StanCorp Financial Group Inc.	109	4,599
Tower Group Inc.	210	4,997
Transatlantic Holdings Inc.	106	5,205
TrustCo Bank Corp.	325	1,592

	Shares/Par (p)	Value
Validus Holdings Ltd.	138	4,269

		56,108

HEALTH CARE - 4.4%
Mettler Toledo International Inc. (c)	11	1,855
Pharmaceutical Product Development Inc.	154	4,128
STERIS Corp.	141	4,929
Teleflex Inc.	78	4,751
West Pharmaceutical Services Inc.	56	2,433

		18,096

INDUSTRIALS - 30.6%
AAR Corp.	91	2,476
ABM Industries Inc.	205	4,794
American Woodmark Corp. (e)	104	1,798
AO Smith Corp.	46	1,950
Apogee Enterprises Inc.	201	2,574
Applied Industrial Technologies Inc.	69	2,450
Astec Industries Inc. (c)	111	4,116
Brady Corp. - Class A	133	4,264
Briggs & Stratton Corp.	145	2,882
Carlisle Cos. Inc.	110	5,430
Ceradyne Inc. (c)	81	3,170
CIRCOR International Inc.	46	1,968
CNH Global NV (c)	12	460
EMCOR Group Inc. (c)	96	2,808
EnPro Industries Inc. (c)	62	2,980
Franklin Electric Co. Inc.	66	3,108
Gardner Denver Inc.	52	4,362
Genesee & Wyoming Inc. - Class A (c)	92	5,412
Gibraltar Industries Inc. (c) (e)	191	2,164
Graco Inc.	102	5,152
Granite Construction Inc.	209	5,134
Insperity Inc.	78	2,321
Kennametal Inc.	127	5,369
Lincoln Electric Holdings Inc.	123	4,392
Mine Safety Appliances Co.	113	4,231
Mueller Industries Inc.	166	6,285
Nordson Corp.	50	2,743
Powell Industries Inc. (c)	53	1,927
Roper Industries Inc.	20	1,666
Schawk Inc.	97	1,610
Simpson Manufacturing Co. Inc.	152	4,525
SkyWest Inc.	274	4,125
Timken Co.	21	1,058
Trinity Industries Inc.	229	7,977
Universal Forest Products Inc.	155	3,714
Wabash National Corp. (c)	333	3,124
Watts Water Technologies Inc. - Class A	83	2,936

		127,455

INFORMATION TECHNOLOGY - 3.1%
Benchmark Electronics Inc. (c)	374	6,169
Cohu Inc.	165	2,165
Multi-Fineline Electronix Inc. (c)	24	521
Rofin-Sinar Technologies Inc. (c)	117	3,985

		12,840

MATERIALS - 6.6%
A. Schulman Inc.	121	3,051
AptarGroup Inc.	66	3,428
Cabot Corp.	102	4,055
Glatfelter	69	1,061
Reliance Steel & Aluminum Co.	81	4,042
RPM International Inc.	231	5,325
Sensient Technologies Corp.	69	2,565
Steel Dynamics Inc.	222	3,601

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
United States Steel Corp.	5	230

		27,358

UTILITIES - 2.9%
Energen Corp.	49	2,769
NV Energy Inc.	358	5,498
PNM Resources Inc.	228	3,817

		12,084

Total Common Stocks (cost $339,318)		388,866

SHORT TERM INVESTMENTS - 9.5%

Investment Company - 6.3%
JNL Money Market Fund, 0.01% (a) (h)	26,328	26,328
Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	12,900	12,900
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	436	424

		13,324

Total Short Term Investments (cost $39,664)		39,652

Total Investments - 103.0% (cost $378,982)		428,518
Other Assets and Liabilities, Net - (3.0%)		(12,417)

Total Net Assets - 100.0%		$416,101

JNL/Goldman Sachs Mid Cap Value Fund

Sector Weightings:	Percentage of Total Investments
Financials	28.0%
Consumer Discretionary	14.3
Utilities	11.1
Industrials	10.1
Information Technology	7.4
Energy	6.6
Health Care	6.2
Consumer Staples	5.0
Materials	3.9
Telecommunication Services	3.2
Short Term Investments	4.2

Total Investments	100.0%

COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 14.5%
DISH Network Corp. - Class A (c)	398	$12,197
Guess? Inc.	101	4,252
Hasbro Inc.	168	7,388
Lear Corp.	261	13,981
Liberty Global Inc. (c) (e)	210	9,452
Liberty Media Corp. - Interactive (c)	693	11,617
Mohawk Industries Inc. (c)	62	3,694
Newell Rubbermaid Inc.	463	7,308
NVR Inc. (c)	7	5,189
Royal Caribbean Cruises Ltd. (c)	204	7,690
Scripps Networks Interactive Inc.	265	12,932
TRW Automotive Holdings Corp. (c)	151	8,909
Wyndham Worldwide Corp.	197	6,644

		111,253
CONSUMER STAPLES - 5.1%
Coca-Cola Enterprises Inc.	198	5,785
ConAgra Foods Inc.	300	7,752
Energizer Holdings Inc. (c)	108	7,832
HJ Heinz Co.	62	3,311

	Shares/Par (p)	Value
JM Smucker Co.	191	14,614

		39,294

ENERGY - 6.7%
Cabot Oil & Gas Corp.	134	8,896
Cameron International Corp. (c)	112	5,632
Consol Energy Inc.	70	3,410
Frontier Oil Corp.	218	7,051
Helmerich & Payne Inc.	90	5,923
Newfield Exploration Co. (c)	163	11,080
Oil States International Inc. (c)	74	5,941
Pioneer Natural Resources Co.	44	3,916

		51,849

FINANCIALS - 28.4%
Alexandria Real Estate Equities Inc.	48	3,737
AvalonBay Communities Inc.	48	6,168
Camden Property Trust	78	4,970
CIT Group Inc. (c)	169	7,464
Douglas Emmett Inc.	109	2,159
Essex Property Trust Inc.	19	2,563
Everest Re Group Ltd.	137	11,207
Fifth Third Bancorp	787	10,032
First Republic Bank (c) (e)	57	1,846
Genworth Financial Inc. - Class A (c)	582	5,987
Hartford Financial Services Group Inc.	312	8,233
Host Hotels & Resorts Inc.	416	7,046
Invesco Ltd.	317	7,423
Janus Capital Group Inc.	402	3,797
Kimco Realty Corp.	395	7,363
Lazard Ltd. - Class A	99	3,680
Legg Mason Inc.	249	8,155
Lincoln National Corp.	192	5,468
M&T Bank Corp.	71	6,216
Marsh & McLennan Cos. Inc.	152	4,735
MFA Financial Inc.	788	6,337
NASDAQ OMX Group Inc. (c)	235	5,944
PartnerRe Ltd.	72	4,926
Principal Financial Group Inc.	471	14,324
SLM Corp.	735	12,359
SunTrust Banks Inc.	421	10,860
Tanger Factory Outlet Centers Inc.	203	5,427
Unum Group	287	7,318
Ventas Inc.	132	6,939
WR Berkley Corp.	296	9,618
XL Group Plc	393	8,638
Zions Bancorporation	321	7,706

		218,645

HEALTH CARE - 6.3%
Aetna Inc.	196	8,628
Boston Scientific Corp. (c)	1,564	10,810
Hologic Inc. (c)	333	6,717
Kinetic Concepts Inc. (c)	162	9,364
Patterson Cos. Inc.	113	3,725
Warner Chilcott Plc	393	9,493

		48,737

INDUSTRIALS - 10.2%
BE Aerospace Inc. (c)	152	6,202
Cooper Industries Plc	89	5,311
Eaton Corp.	71	3,631
GrafTech International Ltd. (c)	178	3,613
JetBlue Airways Corp. (c) (e)	866	5,281
Kansas City Southern (c)	95	5,618
Masco Corp.	631	7,592
Parker Hannifin Corp.	86	7,724
Pentair Inc.	247	9,961
Republic Services Inc. - Class A	185	5,713

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Ryder System Inc.	76	4,309
Spirit Aerosystems Holdings Inc. (c)	297	6,545
Textron Inc.	297	7,001

		78,501

INFORMATION TECHNOLOGY - 7.6%
Amphenol Corp. - Class A	97	5,222
BMC Software Inc. (c)	92	5,045
Brocade Communications Systems Inc. (c)	835	5,391
Check Point Software Technologies Ltd. (c)	81	4,605
Electronic Arts Inc. (c)	186	4,400
Maxim Integrated Products Inc.	140	3,590
ON Semiconductor Corp. (c)	539	5,642
Parametric Technology Corp. (c)	292	6,695
Polycom Inc. (c)	69	4,423
Quest Software Inc. (c)	211	4,802
Xilinx Inc.	226	8,246

		58,061

MATERIALS - 3.9%
Albemarle Corp.	39	2,728
Chemtura Corp. (c)	397	7,231
Cytec Industries Inc.	100	5,722
Huntsman Corp.	359	6,764
Stillwater Mining Co. (c)	260	5,715
Thompson Creek Metals Co. Inc. (c)	201	2,003

		30,163

TELECOMMUNICATION SERVICES - 3.2%
CenturyTel Inc.	235	9,501
Clearwire Corp. - Class A (c) (e)	570	2,155
Sprint Nextel Corp. (c)	2,414	13,011

		24,667

UTILITIES - 11.3%
AES Corp. (c)	209	2,666
CMS Energy Corp.	348	6,856
Edison International	128	4,970
Energen Corp.	29	1,651
Great Plains Energy Inc.	109	2,263
Northeast Utilities	196	6,899
NV Energy Inc.	391	5,997
Pinnacle West Capital Corp.	124	5,550
PPL Corp.	507	14,096
Questar Corp.	117	2,073
SCANA Corp.	204	8,018
Sempra Energy	167	8,838
Westar Energy Inc.	136	3,657
Xcel Energy Inc.	552	13,406

		86,940

Total Common Stocks (cost $688,078)		748,110

SHORT TERM INVESTMENTS - 4.2%

Investment Company - 2.9%
JNL Money Market Fund, 0.01% (a) (h)	22,692	22,692
Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	9,426	9,426

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	302	294

		9,720

Total Short Term Investments (cost $32,420)		32,412

Total Investments - 101.4% (cost $720,498)		780,522
Other Assets and Liabilities, Net - (1.4%)		(11,122)

Total Net Assets - 100.0%		$769,400

JNL/Goldman Sachs U.S. Equity Flex Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	20.2%
Financials	17.4
Consumer Discretionary	10.9
Energy	10.6
Health Care	9.5
Industrials	9.3
Consumer Staples	8.5
Materials	4.5
Utilities	3.9
Telecommunication Services	2.9
Short Term Investments	2.3

Total Investments	100.0%

COMMON STOCKS - 134.0%

CONSUMER DISCRETIONARY - 20.6%
CBS Corp. - Class B (o)	61	$1,734
Comcast Corp. - Class A (o)	110	2,794
DISH Network Corp. - Class A (c) (o)	93	2,855
Ford Motor Co. (c) (o)	84	1,156
Fossil Inc. (c)	8	956
General Motors Co. (c) (o)	17	518
Hasbro Inc. (o)	26	1,141
Home Depot Inc. (o)	27	990
Johnson Controls Inc. (o)	46	1,933
Jos. A. Bank Clothiers Inc. (c) (o)	25	1,246
Las Vegas Sands Corp. (c)	16	675
Lear Corp. (o)	37	1,967
Liberty Media Corp. - Interactive (c) (o)	75	1,254
Live Nation Inc. (c)	52	598
Newell Rubbermaid Inc. (o)	64	1,005
Phillips-Van Heusen Corp.	10	642
Royal Caribbean Cruises Ltd. (c) (o)	24	892
TRW Automotive Holdings Corp. (c)	14	801

		23,157

CONSUMER STAPLES - 10.3%
Coca-Cola Enterprises Inc.	20	575
ConAgra Foods Inc.	15	375
CVS Caremark Corp. (o)	29	1,085
General Mills Inc. (o)	63	2,352
PepsiCo Inc. (o)	36	2,566
Procter & Gamble Co. (o)	19	1,220
Unilever NV - NYS (o)	51	1,685
Wal-Mart Stores Inc. (o)	32	1,678

		11,536

ENERGY - 13.6%
Baker Hughes Inc. (o)	16	1,135
Cameron International Corp. (c) (o)	25	1,266
ConocoPhillips (o)	42	3,181
Devon Energy Corp. (o)	41	3,250
Hess Corp. (o)	15	1,122

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Newfield Exploration Co. (c) (o)	25	1,718
Occidental Petroleum Corp. (o)	19	1,953
Schlumberger Ltd. (o)	19	1,654

		15,279

FINANCIALS - 20.6%
Allstate Corp. (o)	45	1,373
Ameriprise Financial Inc. (o)	14	826
Bank of America Corp. (o)	184	2,016
Capital One Financial Corp. (o)	22	1,135
Franklin Resources Inc. (o)	12	1,565
Hartford Financial Services Group Inc. (o)	53	1,407
Invesco Ltd. (o)	46	1,065
JPMorgan Chase & Co. (o)	96	3,945
MFA Financial Inc. (o)	76	613
Prudential Financial Inc. (o)	41	2,578
State Street Corp. (o)	26	1,176
SunTrust Banks Inc. (o)	58	1,493
Travelers Cos. Inc. (o)	24	1,415
U.S. Bancorp (o)	97	2,474

		23,081

HEALTH CARE - 12.2%
Boston Scientific Corp. (c) (o)	298	2,058
Celgene Corp. (c) (o)	35	2,125
ICON Plc - ADR (c) (o)	38	886
Merck & Co. Inc. (o)	83	2,936
Teva Pharmaceutical Industries Ltd. - ADR (o)	58	2,806
Warner Chilcott Plc (o)	47	1,135
WellPoint Inc. (o)	22	1,720

		13,666

INDUSTRIALS - 12.7%
Boeing Co. (o)	47	3,442
General Electric Co. (o)	235	4,425
Honeywell International Inc. (o)	50	2,968
Illinois Tool Works Inc. (o)	24	1,350
Textron Inc. (o)	46	1,077
Union Pacific Corp. (o)	10	1,048

		14,310

INFORMATION TECHNOLOGY - 26.2%
Accenture Plc	12	726
Adobe Systems Inc. (c) (o)	86	2,701
Apple Inc. (c) (o)	14	4,582
Electronic Arts Inc. (c) (o)	29	681
EMC Corp. (c) (o)	97	2,683
Google Inc. - Class A (c) (o)	6	3,233
Maxim Integrated Products Inc. (o)	23	578
Microsoft Corp. (o)	117	3,035
Nvidia Corp. (c)	32	515
ON Semiconductor Corp. (c)	58	604
Oracle Corp. (o)	62	2,028
Parametric Technology Corp. (c) (o)	50	1,149
Plantronics Inc. (o)	30	1,079
QLIK Technologies Inc. (c)	18	613
QUALCOMM Inc. (o)	33	1,876
SS&C Technologies Holdings Inc. (c) (o)	24	481
Texas Instruments Inc. (o)	41	1,339
Xilinx Inc. (o)	43	1,568

		29,471

MATERIALS - 7.8%
Chemtura Corp. (c) (o)	62	1,121
Huntsman Corp. (o)	43	816
LyondellBasell Industries NV (o)	55	2,101
Molycorp Inc. (c)	21	1,300
Mosaic Co.	13	861
Stillwater Mining Co. (c) (o)	56	1,223

	Shares/Par (p)	Value
Tronox Inc. (c)	10	1,348

		8,770

TELECOMMUNICATION SERVICES - 5.7%
CenturyTel Inc. (o)	42	1,711
Clearwire Corp. - Class A (c) (o)	160	606
Sprint Nextel Corp. (c)	746	4,023

		6,340

UTILITIES - 4.3%
American Electric Power Co. Inc. (o)	29	1,091
Entergy Corp.	13	891
PG&E Corp. (o)	27	1,139
PPL Corp. (o)	62	1,723

		4,844

Total Common Stocks (cost $139,853)		150,454

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	2,580	2,580

Total Short Term Investments (cost $2,580)		2,580

Total Investments - 136.3% (cost $142,433)		153,034
Total Securities Sold Short - (36.4)% (proceeds $38,490)		(40,822)
Other Assets and Liabilities, Net - 0.1%		87

Total Net Assets - 100.0%		$112,299

Securities Sold Short - 36.4%

COMMON STOCKS - 36.4%

CONSUMER DISCRETIONARY - 9.7%

Aaron’s Inc.	14	$408
American Axle & Manufacturing Holdings Inc.	55	626
AutoNation Inc.	20	748
DR Horton Inc.	39	453
Ethan Allen Interiors Inc.	9	195
Federal-Mogul Corp.	9	211
Gap Inc.	23	415
Garmin Ltd.	18	596
Genuine Parts Co.	10	519
Harman International Industries Inc.	8	383
Helen of Troy Ltd.	13	450
J.C. Penney Co. Inc.	8	269
Men’s Wearhouse Inc.	13	450
NetFlix Inc.	3	910
New York Times Co. - Class A	144	1,256
Penske Auto Group Inc.	43	989
Pool Corp.	15	461
Regis Corp.	33	506
Toll Brothers Inc.	19	398
VF Corp.	5	497
Whirlpool Corp.	2	165

		10,905

CONSUMER STAPLES - 1.8%
Campbell Soup Co.	15	528
Kimberly-Clark Corp.	9	570
Kraft Foods Inc. - Class A	27	949

		2,047

ENERGY - 3.0%
Apache Corp.	9	1,144
Noble Energy Inc.	12	1,104
Transocean Ltd.	17	1,094

		3,342

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
FINANCIALS - 3.1%
ACE Ltd.	6	397
Associated Banc-Corp	60	837
eHealth Inc.	36	477
Federated Investors Inc. - Class B	21	502
Jefferies Group Inc.	22	454
Valley National Bancorp	63	856

		3,523

HEALTH CARE - 2.7%
Bristol-Myers Squibb Co.	30	873
Laboratory Corp. of America Holdings	6	607
Medtronic Inc.	15	594
Pfizer Inc.	47	967

		3,041

INDUSTRIALS - 3.5%
Caterpillar Inc.	10	1,109
Joy Global Inc.	8	793
Lockheed Martin Corp.	7	571
Northrop Grumman Systems Corp.	9	592
Precision Castparts Corp.	5	805

		3,870

INFORMATION TECHNOLOGY - 6.1%
Applied Materials Inc.	66	857
Ceva Inc.	37	1,139
Intel Corp.	50	1,103
International Business Machines Corp.	7	1,217
Intuit Inc.	18	930
Manhattan Associates Inc.	16	535
Motorola Mobility Holdings Inc.	24	519
QLogic Corp.	32	506

		6,806

MATERIALS - 3.3%
Air Products & Chemicals Inc.	15	1,395
BHP Billiton Ltd. - ADR	12	1,159
EI Du Pont de Nemours & Co.	22	1,187

		3,741

TELECOMMUNICATION SERVICES - 2.7%
Telefonos de Mexico SAB de CV - ADR	55	902
US Cellular Corp.	19	922
Verizon Communications Inc.	16	597
Windstream Corp.	47	607

		3,028

UTILITIES - 0.5%
Piedmont Natural Gas Co. Inc.	17	519

Total Securities Sold Short - 36.4% (proceeds $38,490)		$40,822

JNL/Invesco Global Real Estate Fund

Sector Weightings:	Percentage of Total Investments
Financials	94.9%
Consumer Discretionary	0.3
Short Term Investments	4.8

Total Investments	100.0%

COMMON STOCKS - 98.0%

CONSUMER DISCRETIONARY - 0.3%
Starwood Hotels & Resorts Worldwide Inc.	41	$2,290

	Shares/Par (p)	Value
FINANCIALS - 97.7%
Real Estate Investment Trusts - 70.2%
Diversified - REITS - 20.3%
Ascendas Real Estate Investment Trust	461	766
BGP Holdings Plc (f)	5,552	—
British Land Co. Plc	777	7,595
Canadian Real Estate Investment Trust	73	2,503
CapitaCommercial Trust	2,614	3,086
Corio NV	112	7,414
Derwent London Plc	195	5,718
Dexus Property Group	5,830	5,503
Digital Realty Trust Inc. (e)	137	8,441
Fonciere Des Regions	34	3,564
Goodman Group	10,353	7,828
GPT Group	1,401	4,749
H&R Real Estate Investment Trust	158	3,536
Hammerson Plc	804	6,212
Kenedix Realty Investment Corp.	—	1,305
Klepierre	122	5,036
Land Securities Group Plc	740	10,118
Mercialys SA	113	4,780
Segro Plc	801	4,017
Shaftesbury Plc	509	4,314
Stockland	3,796	13,885
Suntec Real Estate Investment Trust	3,552	4,338
Unibail-Rodamco SE	83	19,151
United Urban Investment Corp.	2	2,269
Vornado Realty Trust	231	21,484

		157,612

Industrial - REITS - 2.8%
Hansteen Holdings Plc	633	888
ProLogis Inc.	571	20,469

		21,357

Office - REITS - 10.0%
Alexandria Real Estate Equities Inc.	99	7,637
Boston Properties Inc.	138	14,665
Douglas Emmett Inc.	242	4,817
Duke Realty Corp.	283	3,958
Great Portland Estates Plc	394	2,759
Highwoods Properties Inc.	122	4,055
ING Office Fund (e)	6,302	4,359
Japan Prime Realty Investment Corp. (e)	1	2,471
Japan Real Estate Investment Corp.	1	5,768
Kilroy Realty Corp.	111	4,380
Nippon Building Fund Inc. (e)	1	5,204
Orix JREIT Inc.	1	2,962
Piedmont Office Realty Trust Inc.	19	381
SL Green Realty Corp.	133	11,031
Societe Immobiliere de Location pour l’Industrie et le Commerce	24	3,427

		77,874

Residential - REITS - 8.6%
American Campus Communities Inc.	37	1,304
AvalonBay Communities Inc.	130	16,716
Boardwalk Real Estate Investment Trust	72	3,628
BRE Properties Inc.	115	5,737
Camden Property Trust	166	10,591
Equity Residential	231	13,850
Essex Property Trust Inc.	90	12,114
Mid-America Apartment Communities Inc.	44	2,989

		66,929

Retail - REITS - 16.9%
Acadia Realty Trust	167	3,390
CapitaMall Trust	3,073	4,679
CFS Retail Property Trust	3,720	7,242
Federal Realty Investment Trust	45	3,824

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Frontier Real Estate Investment Corp.	—	1,680
General Growth Properties Inc.	324	5,412
Japan Retail Fund Investment Corp.	1	777
Kimco Realty Corp.	511	9,516
Link Real Estate Investment Trust (e)	1,620	5,527
Macerich Co.	242	12,933
Primaris Retail Real Estate Investment Trust	232	5,059
Regency Centers Corp.	154	6,784
RioCan Real Estate Investment Trust	203	5,463
Simon Property Group Inc.	297	34,558
Westfield Group	1,732	16,085
Westfield Retail Trust	3,002	8,726

		131,655

Specialized - REITS - 11.6%
Big Yellow Group Plc	492	2,428
Chartwell Seniors Housing REIT	441	3,840
DiamondRock Hospitality Co.	392	4,205
Extra Space Storage Inc.	152	3,247
HCP Inc.	321	11,779
Health Care REIT Inc.	269	14,130
Hersha Hospitality Trust	340	1,894
Host Hotels & Resorts Inc.	894	15,159
Nationwide Health Properties Inc.	173	7,183
Public Storage	96	10,914
Senior Housing Properties Trust	113	2,643
Sovran Self Storage Inc.	69	2,841
Ventas Inc.	188	9,907

		90,170

Real Estate Management & Development - 27.5%
Real Estate Operating Companies - 22.0%
Agile Property Holdings Ltd. (e)	2,296	3,558
Beni Stabili SpA	2,846	2,875
Brookfield Properties Corp.	663	12,798
CapitaLand Ltd.	3,538	8,382
China Overseas Land & Investment Ltd.	4,685	10,042
China Resources Land Ltd.	1,088	1,969
City Developments Ltd.	163	1,380
Country Garden Holdings Co.	1,888	830
Evergrande Real Estate Group Ltd. (e)	5,590	3,642
Global Logistic Properties Ltd. (c)	2,339	3,923
GSW Immobilien AG (c)	94	3,215
Hang Lung Properties Ltd.	3,015	12,359
Henderson Land Development Co. Ltd.	226	1,456
Hongkong Land Holdings Ltd.	1,900	13,528
Hysan Development Co. Ltd.	780	3,854
Keppel Land Ltd.	1,742	5,134
Kerry Properties Ltd.	957	4,609
Mitsui Fudosan Co. Ltd.	920	15,748
Retail Opportunity Investments Corp.	148	1,596
Shimao Property Holdings Ltd.	1,595	1,967
Sino Land Co.	1,834	2,937
Sumitomo Realty & Development Co. Ltd.	481	10,689
Sun Hung Kai Properties Ltd.	1,866	27,169
Tokyu Land Corp.	618	2,610
Unite Group Plc (c)	649	2,268
Wharf Holdings Ltd.	1,788	12,419

		170,957

Real Estate Services - 5.5%
AEON Mall Co. Ltd.	53	1,276
Castellum AB	341	5,115
Citycon Oyj	150	673
Conwert Immobilien Invest SE (e)	240	4,066
Deutsche Wohnen AG	89	1,554
Mitsubishi Estate Co. Ltd.	937	16,364

	Shares/Par (p)	Value
Sponda OYJ	776	4,512
Swiss Prime Site AG	111	9,551

		43,111

Total Common Stocks (cost $698,089)		761,955

SHORT TERM INVESTMENTS - 5.0%
Investment Company - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	14,987	14,987

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	23,155	23,155
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	685	667

		23,822

Total Short Term Investments (cost $38,827)		38,809

Total Investments - 103.0% (cost $736,916)		800,764
Other Assets and Liabilities, Net - (3.0%)		(23,685)

Total Net Assets - 100.0%		$777,079

JNL/Invesco International Growth Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	17.8%
Health Care	11.5
Consumer Staples	11.3
Energy	9.8
Financials	9.7
Information Technology	9.6
Industrials	8.9
Materials	4.2
Telecommunication Services	2.7
Utilities	2.1
Short Term Investments	12.4

Total Investments	100.0%

COMMON STOCKS - 92.0%

CONSUMER DISCRETIONARY -18.7%
Adidas AG	135	$10,693
Bayerische Motoren Werke AG	77	7,713
Compagnie Generale des Etablissements Michelin	56	5,491
Compass Group Plc	1,374	13,256
Denso Corp.	250	9,242
Eutelsat Communications Group SA	106	4,749
Grupo Televisa SA - ADR	212	5,224
Hyundai Mobis	34	12,809
Informa Plc	887	6,151
Kingfisher Plc	1,475	6,325
Li & Fung Ltd.	1,412	2,812
Next Plc	186	6,928
Publicis Groupe (e)	69	3,829
Reed Elsevier Plc	897	8,148
Toyota Motor Corp.	194	7,952
WPP Plc	489	6,116
Yamada Denki Co. Ltd.	148	11,969

		129,407

CONSUMER STAPLES - 11.9%
Anheuser-Busch InBev NV	183	10,602
British American Tobacco Plc	212	9,285
Danone SA	121	9,062

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Fomento Economico Mexicano SAB de CV - ADR	94	6,276
Imperial Tobacco Group Plc	383	12,732
Koninklijke Ahold NV	481	6,466
Nestle SA	200	12,418
Tesco Plc	1,309	8,446
Unilever NV	214	7,013

		82,300

ENERGY - 10.3%
BG Group Plc	410	9,296
Canadian Natural Resources Ltd.	136	5,696
Cenovus Energy Inc.	172	6,488
EnCana Corp. (e)	128	3,966
Gazprom OAO - ADR	538	7,845
Petroleo Brasileiro SA - ADR	167	5,125
Royal Dutch Shell Plc - Class B	248	8,839
Suncor Energy Inc.	159	6,212
Talisman Energy Inc.	173	3,560
Total SA	81	4,663
WorleyParsons Ltd.	325	9,838

		71,528

FINANCIALS - 10.2%
Akbank T.A.S.	955	4,413
Banco Bradesco SA - ADR (e)	537	11,007
BNP Paribas SA	117	9,060
Fairfax Financial Holdings Ltd.	13	5,401
Industrial & Commercial Bank of China	13,489	10,244
Julius Baer Group Ltd. (c)	167	6,879
Kinnevik Investment AB	154	3,411
QBE Insurance Group Ltd.	312	5,781
Swedbank AB	344	5,779
United Overseas Bank Ltd.	528	8,460

		70,435

HEALTH CARE - 12.1%
Bayer AG	70	5,590
Cochlear Ltd. (e)	64	4,980
CSL Ltd.	173	6,147
Fresenius Medical Care AG & Co. KGaA (e)	98	7,282
Novartis AG	186	11,397
Novo-Nordisk A/S	92	11,513
Roche Holding AG	56	9,360
Shire Plc	314	9,799
Smith & Nephew Plc	592	6,321
Teva Pharmaceutical Industries Ltd. - ADR	234	11,270

		83,659

INDUSTRIALS - 9.3%
ABB Ltd.	265	6,860
Brambles Ltd.	691	5,352
Canadian National Railway Co.	69	5,549
Fanuc Ltd.	49	8,160
Hutchison Whampoa Ltd.	690	7,448
Keppel Corp. Ltd.	1,117	10,079
Komatsu Ltd.	192	5,961
Nidec Corp.	76	7,051
Volvo AB	457	7,986

		64,446

INFORMATION TECHNOLOGY - 10.1%
Canon Inc. (e)	220	10,407
Cap Gemini SA	137	8,032
Hon Hai Precision Industry Co. Ltd.	1,396	4,787
Infosys Technologies Ltd. - ADR (e)	127	8,292
Keyence Corp.	24	6,858
NHN Corp. (c)	41	7,176
SAP AG	118	7,110

	Shares/Par (p)	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	3,624	9,111
Telefonaktiebolaget LM Ericsson	544	7,842

		69,615

MATERIALS - 4.4%
Agrium Inc.	51	4,502
BHP Billiton Ltd.	279	13,129
Lafarge SA (e)	78	4,955
Syngenta AG	23	7,798

		30,384

TELECOMMUNICATION SERVICES - 2.8%
America Movil SAB de CV - ADR	169	9,101
Koninklijke KPN NV	92	1,331
VimpelCom Ltd. - ADR	197	2,508
Vodafone Group Plc	2,507	6,651

		19,591

UTILITIES - 2.2%
Centrica Plc	1,683	8,730
International Power Plc	1,271	6,562

		15,292

Total Common Stocks (cost $536,492)		636,657

SHORT TERM INVESTMENTS - 13.0%
Investment Company - 7.5%
JNL Money Market Fund, 0.01% (a) (h)	52,175	52,175

Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	37,466	37,466
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	664	647

		38,113

Total Short Term Investments (cost $90,305)		90,288

Total Investments - 105.0% (cost $626,797)		726,945
Other Assets and Liabilities, Net - (5.0%)		(34,790)

Total Net Assets - 100.0%		$692,155

JNL/Invesco Large Cap Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	32.8%
Consumer Discretionary	16.1
Industrials	12.1
Energy	11.5
Health Care	9.6
Materials	4.2
Financials	3.6
Consumer Staples	2.5
Telecommunication Services	1.9
Short Term Investments	5.7

Total Investments	100.0%

COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 16.3%
Amazon.com Inc. (c)	87	$17,734
Chipotle Mexican Grill Inc. (c)	21	6,573
Coach Inc.	287	18,350
Comcast Corp. - Class A	628	15,912
DIRECTV - Class A (c)	543	27,601
Home Depot Inc.	300	10,863
Kohl’s Corp.	196	9,787

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Las Vegas Sands Corp. (c)	339	14,299
Limited Brands Inc.	89	3,412
NetFlix Inc. (c) (e)	43	11,319
Prada SpA (c)	1,439	8,681
Priceline.com Inc. (c)	16	8,291
Starbucks Corp.	150	5,928
Starwood Hotels & Resorts Worldwide Inc.	167	9,347
Walt Disney Co.	279	10,909

		179,006

CONSUMER STAPLES - 2.5%
CVS Caremark Corp.	295	11,081
Hansen Natural Corp. (c)	87	7,021
Mead Johnson Nutrition Co.	144	9,759

		27,861

ENERGY - 11.6%
Anadarko Petroleum Corp.	125	9,561
Baker Hughes Inc.	154	11,189
Cameron International Corp. (c)	274	13,793
EOG Resources Inc.	103	10,749
Halliburton Co.	384	19,575
National Oilwell Varco Inc.	354	27,722
Occidental Petroleum Corp.	169	17,627
Weatherford International Ltd. (c)	907	17,014

		127,230

FINANCIALS - 3.6%
Ameriprise Financial Inc.	260	15,003
Franklin Resources Inc.	43	5,596
JPMorgan Chase & Co.	348	14,238
Moody’s Corp.	134	5,136

		39,973

HEALTH CARE - 9.7%
Allergan Inc.	142	11,812
Allscripts-Misys Healthcare Solutions Inc. (c)	467	9,069
Baxter International Inc.	139	8,308
Dendreon Corp. (c)	182	7,194
Express Scripts Inc. (c)	260	14,015
Gilead Sciences Inc. (c)	320	13,238
Illumina Inc. (c)	169	12,668
Medco Health Solutions Inc. (c)	166	9,386
Stryker Corp.	86	5,042
UnitedHealth Group Inc.	307	15,844

		106,576

INDUSTRIALS - 12.2%
ABB Ltd. - ADR	632	16,400
Cummins Inc.	114	11,839
Danaher Corp.	213	11,276
Foster Wheeler AG (c)	580	17,610
Honeywell International Inc.	197	11,748
Ingersoll-Rand Plc	374	16,985
JB Hunt Transport Services Inc.	209	9,856
Precision Castparts Corp.	142	23,324
Union Pacific Corp.	145	15,156

		134,194

INFORMATION TECHNOLOGY - 33.2%
Accenture Plc - Class A	219	13,244
Agilent Technologies Inc. (c)	255	13,018
Apple Inc. (c)	224	75,121
Atmel Corp. (c)	938	13,203
Baidu.com - ADR (c)	242	33,890
Broadcom Corp. - Class A	229	7,711
Citrix Systems Inc. (c)	272	21,771
Cognizant Technology Solutions Corp. - Class A (c)	189	13,884

	Shares/Par (p)	Value
EMC Corp. (c)	792	21,812
F5 Networks Inc. (c)	54	5,981
Google Inc. - Class A (c)	51	25,701
Juniper Networks Inc. (c)	240	7,551
Oracle Corp.	497	16,346
QUALCOMM Inc.	257	14,596
Rovi Corp. (c)	737	42,283
Salesforce.com Inc.	67	9,957
SanDisk Corp. (c)	123	5,093
Visa Inc. - Class A	174	14,650
Xilinx Inc.	238	8,674

		364,486

MATERIALS - 4.3%
CF Industries Holdings Inc.	53	7,513
Monsanto Co.	246	17,838
Potash Corp. of Saskatchewan Inc.	381	21,692

		47,043

TELECOMMUNICATION SERVICES - 1.9%
America Movil SAB de CV - ADR (e)	137	7,362
American Tower Corp. - Class A (c)	269	14,084

		21,446

Total Common Stocks (cost $913,840)		1,047,815

SHORT TERM INVESTMENTS - 5.8%
Investment Company - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	56,368	56,368

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	6,883	6,883
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	236	230

		7,113

Total Short Term Investments (cost $63,487)		63,481

Total Investments - 101.1% (cost $977,327)		1,111,296
Other Assets and Liabilities, Net - (1.1%)		(12,217)

Total Net Assets - 100.0%		$1,099,079

JNL/Invesco Small Cap Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	24.9%
Consumer Discretionary	17.4
Health Care	14.9
Industrials	14.2
Energy	7.7
Financials	5.3
Materials	5.1
Consumer Staples	2.5
Telecommunication Services	0.8
Utilities	0.7
Short Term Investments	6.5

Total Investments	100.0%

COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 17.7%
Buffalo Wild Wings Inc. (c)	28	$1,826
Choice Hotels International Inc.	36	1,211
Darden Restaurants Inc.	30	1,507
Dick’s Sporting Goods Inc. (c)	45	1,733
DreamWorks Animation SKG Inc. - Class A (c)	34	692

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
DSW Inc. - Class A (c) (e)	40	2,037
Foot Locker Inc.	84	1,997
Group 1 Automotive Inc. (e)	44	1,803
Jack in the Box Inc. (c)	66	1,495
Life Time Fitness Inc. (c)	43	1,713
Maidenform Brands Inc. (c)	47	1,310
National CineMedia Inc.	72	1,210
Penn National Gaming Inc. (c)	54	2,179
PF Chang’s China Bistro Inc.	43	1,716
Pool Corp.	52	1,561
Steven Madden Ltd. (c)	55	2,057
Tenneco Inc. (c)	41	1,799
Tractor Supply Co.	41	2,720
TRW Automotive Holdings Corp. (c)	45	2,664
Vitamin Shoppe Inc. (c)	51	2,355
Weight Watchers International Inc.	41	3,084
Williams-Sonoma Inc.	58	2,125
WMS Industries Inc. (c)	32	970

		41,764

CONSUMER STAPLES - 2.5%
B&G Foods Inc.	61	1,257
Diamond Foods Inc. (e)	27	2,041
Lancaster Colony Corp.	13	784
Nu Skin Enterprises Inc. - Class A	49	1,829

		5,911

ENERGY - 7.8%
Bill Barrett Corp. (c)	34	1,582
Carrizo Oil & Gas Inc. (c)	46	1,936
Dresser-Rand Group Inc. (c)	35	1,873
Dril-Quip Inc. (c)	21	1,420
FMC Technologies Inc. (c)	36	1,602
Frontier Oil Corp.	89	2,891
James River Coal Co. (c) (e)	62	1,288
Lufkin Industries Inc.	22	1,859
Patterson-UTI Energy Inc.	60	1,907
SandRidge Energy Inc. (c)	198	2,108

		18,466

FINANCIALS - 5.4%
Affiliated Managers Group Inc. (c)	20	2,007
Brown & Brown Inc.	42	1,087
City National Corp.	24	1,328
Colonial Properties Trust	42	849
Greenhill & Co. Inc.	18	979
Huntington Bancshares Inc.	212	1,393
ProAssurance Corp. (c)	26	1,835
Stifel Financial Corp. (c)	29	1,049
SVB Financial Group (c)	35	2,102

		12,629

HEALTH CARE - 15.2%
Acorda Therapeutics Inc. (c)	41	1,335
Allscripts-Misys Healthcare Solutions Inc. (c)	87	1,692
BioMarin Pharmaceutical Inc. (c)	65	1,755
Bruker Corp. (c)	72	1,460
Centene Corp. (c)	9	313
Chemed Corp.	30	1,977
Health Management Associates Inc. - Class A (c)	146	1,572
Insulet Corp. (c)	58	1,292
Masimo Corp.	46	1,357
Medicis Pharmaceutical Corp. - Class A	53	2,008
Mednax Inc. (c)	22	1,599
Meridian Bioscience Inc. (e)	50	1,214
Parexel International Corp. (c)	56	1,308
PerkinElmer Inc.	58	1,552
Perrigo Co.	23	2,051

	Shares/Par (p)	Value
PSS World Medical Inc. (c)	58	1,626
Quality Systems Inc.	21	1,814
Salix Pharmaceuticals Ltd. (c)	44	1,766
Sirona Dental Systems Inc. (c)	36	1,898
Techne Corp.	19	1,605
United Therapeutics Corp. (c)	23	1,249
VCA Antech Inc. (c)	52	1,106
Zoll Medical Corp. (c)	41	2,315

		35,864

INDUSTRIALS - 14.5%
Corrections Corp. of America (c)	73	1,589
CoStar Group Inc. (c) (e)	36	2,126
Crane Co.	36	1,781
Forward Air Corp.	47	1,577
Fuel Tech Inc. (c) (e)	68	454
General Cable Corp. (c)	38	1,612
Hexcel Corp. (c)	77	1,689
HUB Group Inc. - Class A (c)	53	2,012
Kennametal Inc.	40	1,671
Knight Transportation Inc.	94	1,597
Lincoln Electric Holdings Inc.	45	1,617
Lindsay Corp.	20	1,410
Meritor Inc. (c)	94	1,508
Terex Corp. (c)	45	1,278
Tetra Tech Inc. (c)	62	1,393
Thomas & Betts Corp. (c)	29	1,582
TransDigm Group Inc. (c)	44	4,030
Wabtec Corp.	36	2,345
Watsco Inc.	19	1,277
WESCO International Inc. (c)	30	1,649

		34,197

INFORMATION TECHNOLOGY - 25.4%
Alliance Data Systems Corp. (c) (e)	19	1,792
Ansys Inc. (c)	30	1,635
Aspen Technology Inc. (c)	105	1,806
BroadSoft Inc. (c)	25	948
Ciena Corp. (c)	66	1,207
Coherent Inc. (c)	32	1,785
CommVault Systems Inc. (c)	52	2,294
Cymer Inc. (c)	32	1,602
Fair Isaac Corp.	50	1,507
Finisar Corp. (c)	70	1,260
Global Payments Inc.	29	1,468
Harmonic Inc. (c)	161	1,167
Hittite Microwave Corp. (c)	31	1,891
Informatica Corp. (c)	54	3,156
Lawson Software Inc. (c)	49	552
Littelfuse Inc.	32	1,854
Manhattan Associates Inc. (c)	50	1,714
Micros Systems Inc. (c)	40	1,994
Microsemi Corp. (c)	88	1,807
NetGear Inc. (c)	47	2,066
Nice Systems Ltd. - ADR (c)	48	1,758
ON Semiconductor Corp. (c)	143	1,493
Open Text Corp. (c)	30	1,929
Parametric Technology Corp. (c)	63	1,441
Polycom Inc. (c)	36	2,324
Power Integrations Inc.	32	1,231
Quest Software Inc. (c)	74	1,685
Semtech Corp. (c)	66	1,806
SolarWinds Inc. (c)	72	1,871
Teradyne Inc. (c)	116	1,718
ValueClick Inc. (c)	113	1,873
Veeco Instruments Inc. (c) (e)	34	1,648
VistaPrint NV (c)	27	1,277
Volterra Semiconductor Corp. (c)	58	1,437

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
WebMD Health Corp. - Class A (c)	26	1,170
Websense Inc. (c)	67	1,732

		59,898

MATERIALS - 5.2%
Allied Nevada Gold Corp. (c)	17	602
Carpenter Technology Corp.	34	1,989
Detour Gold Corp.	21	605
Grief Inc. - Class A	32	2,049
Intrepid Potash Inc. (c)	45	1,451
Olin Corp.	74	1,675
Rockwood Holdings Inc. (c)	41	2,264
Solutia Inc. (c)	72	1,650

		12,285

TELECOMMUNICATION SERVICES - 0.9%
SBA Communications Corp. (c)	53	2,012

UTILITIES - 0.7%
ITC Holdings Corp.	24	1,726

Total Common Stocks (cost $186,193)		224,752

SHORT TERM INVESTMENTS - 6.6%
Investment Company - 3.0%
JNL Money Market Fund, 0.01% (a) (h)	7,041	7,041

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	8,386	8,386
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	208	203

		8,589

Total Short Term Investments (cost $15,635)		15,630

Total Investments - 101.9% (cost $201,828)		240,382
Other Assets and Liabilities, Net - (1.9%)		(4,396)

Total Net Assets - 100.0%		$235,986

JNL/JPMorgan International Value Fund

Sector Weightings:	Percentage of Total Investments
Financials	23.7%
Industrials	11.1
Consumer Discretionary	9.9
Energy	9.7
Telecommunication Services	9.6
Health Care	8.7
Materials	8.2
Utilities	7.2
Information Technology	5.0
Consumer Staples	3.6
Short Term Investments	3.3

Total Investments	100.0%

COMMON STOCKS - 95.5%

CONSUMER DISCRETIONARY - 7.9%
Bridgestone Corp.	266	$6,099
Daimler AG	135	10,099
InterContinental Hotels Group Plc	304	6,216
Nissan Motor Co. Ltd.	800	8,363
PPR SA	39	6,985
Sodexo SA	98	7,669
Toyota Motor Corp.	251	10,268

		55,699

	Shares/Par (p)	Value
CONSUMER STAPLES - 3.7%
British American Tobacco Plc	235	10,295
Japan Tobacco Inc.	2	8,400
Unilever NV	219	7,163

		25,858
ENERGY - 9.8%
BP Plc	1,918	14,117
Cairn Energy Plc (c)	888	5,910
JX Holdings Inc.	1,418	9,497
Repsol YPF SA (e)	215	7,450
Royal Dutch Shell Plc	799	28,453
Tullow Oil Plc	149	2,961

		68,388
FINANCIALS - 23.9%
African Bank Investments Ltd.	923	4,700
Allianz SE	90	12,577
Aviva Plc	1,117	7,873
Banco Bilbao Vizcaya Argentaria SA	868	10,184
Barclays Plc	1,124	4,625
BNP Paribas SA	176	13,574
China Resources Land Ltd.	2,744	4,965
Commerzbank AG (c)	2,356	10,183
Credit Suisse Group AG (c)	241	9,363
Deutsche Boerse AG	69	5,255
DnB NOR ASA	509	7,096
Erste Group Bank AG (e)	119	6,263
HSBC Holdings Plc	442	4,391
ING Groep NV (c)	1,232	15,162
KBC Groep NV	189	7,432
Lloyds Banking Group Plc (c)	6,114	4,808
Man Group Plc	1,096	4,170
Nordea Bank AB	601	6,457
QBE Insurance Group Ltd.	340	6,288
Standard Chartered Plc	199	5,238
Sumitomo Mitsui Financial Group Inc.	401	12,299
UniCredit SpA	2,193	4,643

		167,546
HEALTH CARE - 8.8%
Bayer AG	183	14,648
GlaxoSmithKline Plc	808	17,301
Novartis AG	159	9,720
Sanofi-Aventis SA	252	20,286

		61,955
INDUSTRIALS - 11.2%
Amada Co. Ltd.	579	4,430
Bouygues SA	103	4,544
Cookson Group Plc	309	3,335
East Japan Railway Co.	100	5,702
Experian Plc	357	4,549
Hamburger Hafen und Logistik AG (e)	76	3,317
Marubeni Corp.	726	4,798
Mitsubishi Electric Corp.	830	9,588
Mitsui & Co. Ltd.	466	8,009
Nippon Sheet Glass Co. Ltd.	955	2,954
Ruukki Group Oyj	583	1,371
Schneider Electric SA	70	11,775
Siemens AG	29	4,043
Sumitomo Corp.	775	10,489

		78,904
INFORMATION TECHNOLOGY - 5.0%
FUJIFILM Holdings Corp.	218	6,779
Fujitsu Ltd.	1,204	6,850
Hon Hai Precision Industry Co. Ltd.	1,580	5,419

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Samsung Electronics Co. Ltd.	10	7,960
Telefonaktiebolaget LM Ericsson	565	8,147

		35,155

MATERIALS - 8.2%
BASF SE	162	15,822
First Quantum Minerals Ltd.	47	6,867
Glencore International Plc (c) (r)	316	2,493
Holcim Ltd.	105	7,929
Lanxess AG	55	4,458
Petropavlovsk Plc	152	1,779
Solvay SA	58	8,919
UPM-Kymmene Oyj	520	9,502

		57,769
TELECOMMUNICATION SERVICES - 9.7%
BT Group Plc	1,762	5,698
Deutsche Telekom AG	463	7,222
KDDI Corp.	2	12,930
Koninklijke KPN NV	454	6,605
Nippon Telegraph & Telephone Corp.	150	7,211
Singapore Telecommunications Ltd.	2,696	6,936
Vodafone Group Plc	7,964	21,127

		67,729
UTILITIES - 7.3%
Centrica Plc	1,801	9,345
Enel SpA	1,577	10,302
GDF Suez	266	9,742
International Power Plc	1,143	5,902
Snam Rete Gas SpA	1,739	10,297
Suez Environnement SA (e)	271	5,399

		50,987

Total Common Stocks (cost $626,535)		669,990

PREFERRED STOCKS - 2.1%

CONSUMER DISCRETIONARY - 2.1%
Volkswagen AG	71	14,723

Total Preferred Stocks (cost $8,344)		14,723

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 1.8%
JNL Money Market Fund, 0.01% (a) (h)	12,880	12,880

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	9,833	9,833
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	599	584

		10,417

Total Short Term Investments (cost $23,312)		23,297

Total Investments - 100.9% (cost $658,191)		708,010
Other Assets and Liabilities, Net - (0.9%)		(6,110)

Total Net Assets - 100.0%		$701,900

JNL/JPMorgan Mid Cap Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	25.2%
Consumer Discretionary	18.3
Industrials	15.4
Health Care	13.6
Financials	8.5

	Shares/Par (p)	Value
Energy	8.0
Materials	3.4
Short Term Investments	7.6

Total Investments	100.0%

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 19.3%
BorgWarner Inc. (c)	64	$5,195
Cheesecake Factory Inc. (c)	76	2,384
Coach Inc.	137	8,746
Deckers Outdoor Corp. (c)	32	2,794
DeVry Inc.	40	2,383
Dick’s Sporting Goods Inc. (c)	87	3,353
Fossil Inc. (c)	27	3,214
Gaylord Entertainment Co. (c)	60	1,812
Harley-Davidson Inc.	126	5,178
Harman International Industries Inc.	75	3,427
International Game Technology	164	2,885
Lamar Advertising Co. - Class A (c)	100	2,742
Lululemon Athletica Inc. (c) (e)	20	2,192
Marriott International Inc.	151	5,341
NetFlix Inc. (c)	16	4,072
Royal Caribbean Cruises Ltd. (c)	98	3,696
Scripps Networks Interactive Inc. - Class A	109	5,313
Sirius XM Radio Inc. (c)	1,797	3,935
Sotheby’s - Class A	53	2,323
Tesla Motors Inc. (c) (e)	58	1,681

		72,666
ENERGY - 8.4%
Cameron International Corp. (c)	128	6,443
CARBO Ceramics Inc.	19	3,129
Concho Resources Inc. (c)	89	8,193
Forest Oil Corp. (c)	97	2,599
Newfield Exploration Co. (c)	57	3,904
Peabody Energy Corp.	63	3,735
Range Resources Corp.	67	3,724

		31,727
FINANCIALS - 8.9%
Air Lease Corp. (c) (e)	106	2,579
AON Corp.	75	3,851
BOK Financial Corp.	60	3,303
Camden Property Trust	59	3,773
Comerica Inc.	75	2,586
Lazard Ltd. - Class A	95	3,506
Moody’s Corp.	131	5,020
Och-Ziff Capital Management Group LLC - Class A	93	1,285
T. Rowe Price Group Inc.	77	4,673
TD Ameritrade Holding Corp.	155	3,015

		33,591
HEALTH CARE - 14.3%
Alexion Pharmaceuticals Inc. (c)	82	3,838
Brookdale Senior Living Inc. (c)	160	3,885
Bruker Corp. (c)	81	1,643
Cerner Corp. (c)	53	3,258
Coventry Health Care Inc. (c)	155	5,635
DaVita Inc. (c)	62	5,335
Dendreon Corp. (c)	46	1,818
Humana Inc.	73	5,855
Illumina Inc. (c)	41	3,066
Lincare Holdings Inc.	161	4,698
Sirona Dental Systems Inc. (c)	75	3,999
Thoratec Corp. (c)	122	4,017
Valeant Pharmaceuticals International Inc. (e)	132	6,848

		53,895

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
INDUSTRIALS - 16.2%
AGCO Corp. (c)	66	3,233
Avis Budget Group Inc. (c)	153	2,616
Carlisle Cos. Inc.	114	5,617
Cummins Inc.	50	5,198
Delta Air Lines Inc. (c)	328	3,011
Goodrich Corp.	53	5,014
Hubbell Inc. - Class B	69	4,475
IHS Inc. - Class A (c)	44	3,671
JB Hunt Transport Services Inc.	81	3,828
Parker Hannifin Corp.	43	3,868
Roper Industries Inc.	40	3,339
Stericycle Inc. (c)	48	4,292
TransDigm Group Inc. (c)	13	1,162
Wabtec Corp.	70	4,581
WW Grainger Inc.	46	7,053

		60,958
INFORMATION TECHNOLOGY - 26.6%
Adobe Systems Inc. (c)	108	3,397
Agilent Technologies Inc. (c)	140	7,140
Alliance Data Systems Corp. (c) (e)	52	4,920
Amphenol Corp. - Class A	67	3,594
Aruba Networks Inc. (c) (e)	86	2,529
Autodesk Inc. (c)	89	3,428
Avago Technologies Ltd.	93	3,519
CGI Group Inc. - Class A (c)	151	3,717
Citrix Systems Inc. (c)	54	4,296
Concur Technologies Inc. (c)	45	2,273
Equinix Inc. (c)	37	3,687
F5 Networks Inc. (c)	31	3,429
FleetCor Technologies Inc. (c)	65	1,918
Freescale Semiconductor Holdings I Ltd. (c) (e)	175	3,214
JDS Uniphase Corp. (c)	176	2,939
Linkedin Corp. (c) (e)	17	1,567
Microchip Technology Inc. (e)	103	3,908
Micros Systems Inc. (c)	77	3,808
NetApp Inc. (c)	70	3,716
Nuance Communications Inc. (c)	135	2,892
Polycom Inc. (c)	63	4,057
Red Hat Inc. (c)	77	3,530
Riverbed Technology Inc. (c)	53	2,102
Salesforce.com Inc.	25	3,739
TE Connectivity Ltd.	164	6,018
VeriFone Holdings Inc. (c)	60	2,679
Xilinx Inc.	130	4,756
Zebra Technologies Corp. - Class A (c)	78	3,268

		100,040
MATERIALS - 3.6%
FMC Corp.	53	4,542
Grief Inc. - Class A	57	3,707
Sherwin-Williams Co.	63	5,300

		13,549

Total Common Stocks (cost $318,166)		366,426

SHORT TERM INVESTMENTS - 8.0%
Investment Company - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	8,925	8,925

Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	20,802	20,802

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	298	290

		21,092

Total Short Term Investments (cost $30,025)		30,017

Total Investments - 105.3% (cost $348,191)		396,443
Other Assets and Liabilities, Net - (5.3%)		(19,857)

Total Net Assets - 100.0%		$376,586

JNL/Lazard Emerging Markets Fund

Sector Weightings:	Percentage of Total Investments
Financials	21.0%
Information Technology	15.4
Materials	15.2
Consumer Staples	11.4
Telecommunication Services	8.5
Industrials	8.1
Energy	4.7
Consumer Discretionary	4.5
Utilities	2.1
Short Term Investments	9.1

Total Investments	100.0%

COMMON STOCKS - 93.8%

CONSUMER DISCRETIONARY - 4.7%
Desarrolladora Homex SAB de CV - ADR (c) (e)	257	$6,494
Grupo Televisa SA - ADR	595	14,625
Hyundai Mobis	42	15,785
Truworths International Ltd.	1,572	17,036
Woongjin Coway Co. Ltd.	436	15,512

		69,452
CONSUMER STAPLES - 11.9%
British American Tobacco Malaysia Bhd	541	8,361
Cia de Bebidas das Americas - ADR	572	19,307
Eastern Tobacco	280	4,922
Hite Brewery Co. Ltd.	61	6,416
Kimberly-Clark de Mexico SAB de CV	1,559	10,252
KT&G Corp.	401	24,967
Magnit OJSC - GDR	357	11,197
Massmart Holdings Ltd.	319	6,594
Natura Cosmeticos SA	879	22,036
Oriflame Cosmetics SA - SDR (e)	233	11,450
Shoprite Holdings Ltd.	1,177	17,714
Souza Cruz SA	1,376	17,371
Tiger Brands Ltd.	491	14,333

		174,920
ENERGY - 4.7%
Banpu Public Co. Ltd.	750	17,478
Oil & Gas Development Co. Ltd.	4,623	8,227
Pakistan Petroleum Ltd.	4,150	9,995
PTT Exploration & Production PCL	162	901
Tambang Batubara Bukit Asam Tbk PT	4,573	11,092
YPF SA - ADR	494	22,243

		69,936
FINANCIALS - 22.0%
Akbank T.A.S.	2,718	12,561
Banco do Brasil SA	3,223	57,455
Bank Mandiri Persero Tbk PT	17,201	14,442
Bank of India	1,464	13,549

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
China Construction Bank Corp.	16,320	13,527
Commercial International Bank	3,140	15,657
Kasikornbank PCL	2,472	10,056
KB Financial Group Inc.	233	11,001
Korea Life Insurance Co. Ltd.	2,770	20,084
Nedbank Group Ltd.	647	14,020
OTP Bank Rt	466	15,156
Punjab National Bank Ltd.	1,226	29,876
Sanlam Ltd.	3,188	12,992
Shinhan Financial Group Co. Ltd.	854	40,724
Standard Bank Group Ltd.	834	12,329
Turkiye Is Bankasi SA	9,844	30,206

		323,635
INDUSTRIALS - 8.5%
Bharat Heavy Electricals Ltd.	601	27,571
Bidvest Group Ltd.	867	19,290
Cia de Concessoes Rodoviarias	420	12,503
KOC Holding AS	2,745	11,807
Murray & Roberts Holdings Ltd.	2,110	9,362
Orascom Construction Industries	384	17,352
United Tractors Tbk PT	4,954	14,384
Weichai Power Co. Ltd. (e)	2,129	12,421

		124,690
INFORMATION TECHNOLOGY - 16.1%
Cielo SA	1,998	49,534
Delta Electronics Inc.	2,528	9,285
Hon Hai Precision Industry Co. Ltd. - GDR	2,613	17,847
HTC Corp.	311	10,463
Infosys Technologies Ltd. - ADR (e)	147	9,589
MediaTek Inc.	1,643	17,846
Netease.com - ADR (c)	183	8,270
NHN Corp. (c)	108	19,041
Redecard SA	3,291	49,351
Samsung Electronics Co. Ltd.	32	24,431
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)	1,665	20,993

		236,650
MATERIALS - 14.8%
Cia Siderurgica Nacional SA - ADR (e)	1,767	22,022
First Quantum Minerals Ltd. (e)	190	27,717
Grupo Mexico SAB de CV	7,752	25,597
Huabao International Holdings Ltd.	11,389	10,362
Jindal Steel & Power Ltd.	1,101	16,071
Kumba Iron Ore Ltd.	276	19,743
Pretoria Portland Cement Co. Ltd.	2,809	11,134
Semen Gresik Persero Tbk PT	11,984	13,415
Siam Cement PCL	841	11,172
Uralkali - GDR (e)	357	16,065
Vale SA - ADR	1,404	44,861

		218,159
TELECOMMUNICATION SERVICES - 8.9%
America Movil SAB de CV - ADR	379	20,404
Egyptian Co. for Mobile Services	186	4,031
Mobile Telesystems - ADR	1,376	26,180
Philippine Long Distance Telephone Co. - ADR (e)	505	27,285
PT Telekomunikasi Indonesia - ADR	837	28,872
Turkcell Iletisim Hizmet AS	4,541	24,400

		131,172
UTILITIES - 2.2%
Companhia Energetica de Minas Gerais - ADR (e)	1,016	20,961

	Shares/Par (p)	Value
Perusahaan Gas Negara PT	23,267	10,921

		31,882

Total Common Stocks (cost $1,223,332)		1,380,496

PREFERRED STOCKS - 1.3%

ENERGY - 0.2%
Ultrapar Participacoes SA	137	2,432

MATERIALS - 1.1%
Usinas Siderurgicas de Minas Gerais SA, Class A	1,660	14,585
Vale Fertilizantes SA	101	1,528

		16,113

Total Preferred Stocks (cost $25,549)		18,545

SHORT TERM INVESTMENTS - 9.5%
Investment Company - 4.2%
JNL Money Market Fund, 0.01% (a) (h)	62,053	62,053

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	76,740	76,740
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	571	556

		77,296

Total Short Term Investments (cost $139,364)		139,349

Total Investments - 104.6% (cost $1,388,245)		1,538,390
Other Assets and Liabilities, Net - (4.6%)		(67,139)

Total Net Assets - 100.0%		$1,471,251

JNL/Lazard Mid Cap Equity Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	15.9%
Information Technology	15.3
Financials	14.5
Industrials	12.7
Health Care	10.2
Energy	8.0
Consumer Staples	6.7
Materials	5.2
Utilities	4.8
Short Term Investments	6.7

Total Investments	100.0%

COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 16.1%
ANN Inc. (c)	51	$1,334
AutoZone Inc. (c)	8	2,388
Cablevision Systems Corp. - Class A	65	2,361
Darden Restaurants Inc.	57	2,846
DeVry Inc.	71	4,169
International Game Technology	237	4,161
Interpublic Group of Cos. Inc.	308	3,849
Lear Corp.	68	3,621
Mattel Inc.	112	3,065
Newell Rubbermaid Inc.	214	3,378
Ross Stores Inc.	41	3,261
Stanley Black & Decker Inc.	25	1,823
TJX Cos. Inc.	33	1,712

		37,968

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
CONSUMER STAPLES - 6.8%
Avon Products Inc.	62	1,747
Campbell Soup Co.	68	2,356
Energizer Holdings Inc. (c)	61	4,414
Molson Coors Brewing Co. - Class B	105	4,707
Ralcorp Holdings Inc. (c)	31	2,701

		15,925
ENERGY - 8.1%
Arch Coal Inc.	61	1,637
EQT Corp.	77	4,018
Noble Energy Inc.	27	2,429
Rowan Cos. Inc. (c)	99	3,830
Tidewater Inc.	63	3,379
Williams Cos. Inc.	126	3,818

		19,111
FINANCIALS - 14.7%
Ameriprise Financial Inc.	94	5,416
City National Corp.	55	2,973
Comerica Inc.	69	2,389
Duke Realty Corp.	183	2,570
Fifth Third Bancorp	182	2,315
Invesco Ltd.	180	4,219
LaSalle Hotel Properties	105	2,760
Macerich Co.	53	2,830
PartnerRe Ltd.	34	2,369
Principal Financial Group Inc.	112	3,419
Weingarten Realty Investors (e)	133	3,339

		34,599
HEALTH CARE - 10.4%
CareFusion Corp. (c)	92	2,491
Dentsply International Inc.	50	1,904
Healthsouth Corp. (c)	106	2,774
Laboratory Corp. of America Holdings (c)	25	2,371
Life Technologies Corp. (c)	65	3,394
Medicis Pharmaceutical Corp.	49	1,867
Quest Diagnostics Inc.	34	2,021
Warner Chilcott Plc - Class A	157	3,791
Zimmer Holdings Inc. (c)	60	3,811

		24,424
INDUSTRIALS - 12.3%
Corrections Corp. of America (c)	157	3,406
Dover Corp.	90	6,122
Equifax Inc.	128	4,458
Foster Wheeler AG (c)	72	2,197
Owens Corning Inc. (c)	46	1,714
Parker Hannifin Corp.	26	2,315
Rockwell Collins Inc.	88	5,453
Thomas & Betts Corp. (c)	63	3,409

		29,074
INFORMATION TECHNOLOGY - 15.5%
Amdocs Ltd. (c)	124	3,753
AOL Inc. (c) (e)	79	1,563
BMC Software Inc. (c)	71	3,895
Ingram Micro Inc. - Class A (c)	214	3,889
Intuit Inc. (c)	47	2,411
Lender Processing Services Inc.	51	1,066
Motorola Mobility Holdings Inc. (c)	75	1,660
NCR Corp. (c)	125	2,356
Quest Software Inc. (c)	86	1,962
SanDisk Corp. (c)	37	1,536
Symantec Corp. (c)	184	3,634
Teradata Corp. (c)	52	3,142
Teradyne Inc. (c)	132	1,955

	Shares/Par (p)	Value
Xilinx Inc.	98	3,567

		36,389
MATERIALS - 5.3%
Ball Corp.	93	3,573
Cliffs Natural Resources Inc.	25	2,293
Compass Minerals International Inc.	39	3,391
Eastman Chemical Co.	14	1,429
United States Steel Corp.	40	1,828

		12,514
UTILITIES - 4.9%
CMS Energy Corp.	208	4,097
Energen Corp.	69	3,893
Wisconsin Energy Corp.	110	3,442

		11,432

Total Common Stocks (cost $198,100)		221,436

PREFERRED STOCKS - 0.5%

INDUSTRIALS - 0.5%
Better Place (f) (q)	338	1,240

Total Preferred Stocks (cost $1,014)		1,240

SHORT TERM INVESTMENTS - 6.8%
Investment Company - 4.9%
JNL Money Market Fund, 0.01% (a) (h)	11,463	11,463

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	4,249	4,249
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	306	298

		4,547

Total Short Term Investments (cost $16,018)		16,010

Total Investments - 101.4% (cost $215,132)		238,686
Other Assets and Liabilities, Net - (1.4%)		(3,385)

Total Net Assets - 100.0%		$235,301

JNL/Mellon Capital Management S&P 500 Index Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	17.1%
Financials	14.3
Energy	12.1
Health Care	11.1
Industrials	10.7
Consumer Discretionary	10.3
Consumer Staples	10.2
Materials	3.6
Utilities	3.2
Telecommunication Services	2.9
Short Term Investments	4.5

Total Investments	100.0%

COMMON STOCKS - 95.8%

CONSUMER DISCRETIONARY - 10.3%
Abercrombie & Fitch Co. - Class A	11	$705
Amazon.com Inc. (c)	45	9,144
Apollo Group Inc. - Class A (c)	16	680
AutoNation Inc. (c) (e)	8	309
AutoZone Inc. (c)	3	951

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Bed Bath & Beyond Inc. (c)	33	1,908
Best Buy Co. Inc.	43	1,347
Big Lots Inc. (c)	9	308
Cablevision Systems Corp. - Class A	30	1,088
Carmax Inc. (c)	28	925
Carnival Corp.	54	2,025
CBS Corp. - Class B	85	2,409
Chipotle Mexican Grill Inc. (c)	4	1,199
Coach Inc.	38	2,411
Comcast Corp. - Class A	350	8,862
Darden Restaurants Inc.	17	869
DeVry Inc.	7	429
DIRECTV - Class A (c)	97	4,927
Discovery Communications Inc. - Class A (c)	35	1,451
DR Horton Inc.	35	399
Expedia Inc.	25	726
Family Dollar Stores Inc.	16	843
Ford Motor Co. (c)	475	6,546
Fortune Brands Inc.	19	1,220
GameStop Corp. - Class A (c) (e)	20	540
Gannett Co. Inc.	29	422
Gap Inc.	50	904
Genuine Parts Co.	20	1,074
Goodyear Tire & Rubber Co. (c)	30	508
H&R Block Inc.	41	655
Harley-Davidson Inc.	29	1,201
Harman International Industries Inc.	8	374
Hasbro Inc.	17	755
Home Depot Inc.	201	7,277
International Game Technology	37	657
Interpublic Group of Cos. Inc.	60	753
J.C. Penney Co. Inc.	30	1,024
Johnson Controls Inc.	85	3,523
Kohl’s Corp.	36	1,783
Leggett & Platt Inc.	17	420
Lennar Corp. - Class A	19	348
Limited Brands Inc.	32	1,249
Lowe’s Cos. Inc.	165	3,841
Macy’s Inc.	52	1,530
Marriott International Inc. - Class A	36	1,293
Mattel Inc.	44	1,210
McDonald’s Corp.	131	11,048
McGraw-Hill Cos. Inc.	39	1,639
NetFlix Inc. (c) (e)	5	1,429
Newell Rubbermaid Inc.	35	553
News Corp. - Class A	286	5,068
Nike Inc. - Class B	48	4,338
Nordstrom Inc.	21	979
O’Reilly Automotive Inc. (c)	17	1,128
Omnicom Group Inc.	37	1,798
Polo Ralph Lauren Corp. - Class A	8	1,091
Priceline.com Inc. (c)	6	3,151
Pulte Homes Inc. (c)	40	306
Ross Stores Inc.	15	1,209
Scripps Networks Interactive Inc. - Class A	11	545
Sears Holdings Corp. (c) (e)	6	406
Stanley Black & Decker Inc.	21	1,479
Staples Inc.	91	1,432
Starbucks Corp.	94	3,696
Starwood Hotels & Resorts Worldwide Inc.	25	1,374
Target Corp.	89	4,164
Tiffany & Co.	16	1,249
Time Warner Cable Inc.	43	3,368
Time Warner Inc.	135	4,917
TJX Cos. Inc.	50	2,644
Urban Outfitters Inc. (c)	16	456
VF Corp.	11	1,187
Viacom Inc. - Class B	75	3,847

	Shares/Par (p)	Value
Walt Disney Co.	238	9,306
Washington Post Co. - Class B (e)	1	286
Whirlpool Corp. (e)	10	775
Wyndham Worldwide Corp.	23	758
Wynn Resorts Ltd.	9	1,329
Yum! Brands Inc.	59	3,245

		163,222

CONSUMER STAPLES - 10.2%
Altria Group Inc.	262	6,913
Archer-Daniels-Midland Co.	85	2,578
Avon Products Inc.	53	1,492
Brown-Forman Corp. - Class B	13	1,004
Campbell Soup Co.	23	806
Clorox Co.	17	1,178
Coca-Cola Co.	288	19,388
Coca-Cola Enterprises Inc.	42	1,238
Colgate-Palmolive Co.	62	5,415
ConAgra Foods Inc.	55	1,427
Constellation Brands Inc. - Class A (c)	23	482
Costco Wholesale Corp.	55	4,449
CVS Caremark Corp.	172	6,452
Dean Foods Co. (c)	22	269
Dr. Pepper Snapple Group Inc.	28	1,189
Estee Lauder Cos. Inc. - Class A	14	1,503
General Mills Inc.	80	2,984
Hershey Co.	20	1,139
HJ Heinz Co.	40	2,143
Hormel Foods Corp.	17	500
JM Smucker Co.	15	1,145
Kellogg Co.	32	1,756
Kimberly-Clark Corp.	50	3,304
Kraft Foods Inc. - Class A	221	7,791
Kroger Co.	80	1,990
Lorillard Inc.	19	2,063
McCormick & Co. Inc.	17	823
Mead Johnson Nutrition Co.	25	1,711
Molson Coors Brewing Co. - Class B	19	862
PepsiCo Inc.	199	13,994
Philip Morris International Inc.	224	14,957
Procter & Gamble Co.	352	22,349
Reynolds American Inc.	42	1,571
Safeway Inc.	48	1,125
Sara Lee Corp.	74	1,410
SUPERVALU Inc. (e)	25	240
Sysco Corp.	73	2,290
Tyson Foods Inc. - Class A	38	740
Wal-Mart Stores Inc.	241	12,801
Walgreen Co.	115	4,901
Whole Foods Market Inc.	19	1,187

		161,559

ENERGY - 12.1%
Alpha Natural Resources Inc. (c)	28	1,293
Anadarko Petroleum Corp.	62	4,769
Apache Corp.	48	5,912
Baker Hughes Inc.	54	3,924
Cabot Oil & Gas Corp. - Class A	12	824
Cameron International Corp. (c)	30	1,530
Chesapeake Energy Corp.	82	2,434
Chevron Corp.	253	26,016
ConocoPhillips	178	13,390
Consol Energy Inc.	28	1,362
Denbury Resources Inc. (c)	50	1,002
Devon Energy Corp.	54	4,273
Diamond Offshore Drilling Inc. (e)	9	614
El Paso Corp.	96	1,948
EOG Resources Inc.	34	3,513

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
EQT Corp.	18	968
Exxon Mobil Corp.	620	50,478
FMC Technologies Inc. (c)	30	1,324
Halliburton Co.	115	5,871
Helmerich & Payne Inc.	13	877
Hess Corp.	38	2,812
Marathon Oil Corp.	89	4,689
Murphy Oil Corp.	24	1,564
Nabors Industries Ltd. (c)	35	866
National Oilwell Varco Inc.	53	4,115
Newfield Exploration Co. (c)	17	1,142
Noble Corp.	32	1,251
Noble Energy Inc.	22	1,947
Occidental Petroleum Corp.	102	10,599
Peabody Energy Corp.	33	1,970
Pioneer Natural Resources Co.	15	1,304
QEP Resources Inc.	21	888
Range Resources Corp.	20	1,114
Rowan Cos. Inc. (c)	16	614
Schlumberger Ltd.	171	14,777
Southwestern Energy Co. (c)	43	1,846
Spectra Energy Corp.	81	2,208
Sunoco Inc.	15	621
Tesoro Corp. (c)	18	412
Valero Energy Corp.	70	1,799
Williams Cos. Inc.	73	2,198

		191,058

FINANCIALS - 14.4%
ACE Ltd.	43	2,797
AFLAC Inc.	59	2,758
Allstate Corp.	67	2,040
American Express Co.	131	6,788
American International Group Inc. (c)	55	1,603
Ameriprise Financial Inc.	32	1,828
AON Corp.	42	2,143
Apartment Investment & Management Co. - Class A	14	365
Assurant Inc.	14	518
AvalonBay Communities Inc.	11	1,373
Bank of America Corp.	1,275	13,975
Bank of New York Mellon Corp. (a)	156	3,984
BB&T Corp.	86	2,309
Berkshire Hathaway Inc. - Class B (c)	218	16,860
BlackRock Inc.	12	2,297
Boston Properties Inc.	18	1,898
Capital One Financial Corp.	57	2,932
CB Richard Ellis Group Inc. - Class A (c)	36	898
Charles Schwab Corp.	124	2,046
Chubb Corp.	38	2,375
Cincinnati Financial Corp.	20	596
Citigroup Inc.	367	15,301
CME Group Inc.	8	2,428
Comerica Inc.	22	759
Discover Financial Services	68	1,826
E*Trade Financial Corp. (c)	32	435
Equity Residential	37	2,210
Federated Investors Inc. - Class B (e)	11	268
Fifth Third Bancorp	114	1,453
First Horizon National Corp.	33	312
Franklin Resources Inc.	18	2,408
Genworth Financial Inc. - Class A (c)	61	626
Goldman Sachs Group Inc.	65	8,689
Hartford Financial Services Group Inc.	55	1,451
HCP Inc.	51	1,868
Health Care REIT Inc.	22	1,157
Host Hotels & Resorts Inc.	85	1,445
Hudson City Bancorp Inc.	65	530

	Shares/Par (p)	Value
Huntington Bancshares Inc.	108	710
IntercontinentalExchange Inc. (c)	9	1,115
Invesco Ltd.	58	1,359
Janus Capital Group Inc.	23	218
JPMorgan Chase & Co.	500	20,457
KeyCorp	119	994
Kimco Realty Corp.	51	942
Legg Mason Inc.	20	670
Leucadia National Corp.	24	829
Lincoln National Corp.	39	1,113
Loews Corp.	40	1,684
M&T Bank Corp.	16	1,386
Marsh & McLennan Cos. Inc.	67	2,100
Marshall & Ilsley Corp.	63	503
MetLife Inc.	132	5,796
Moody’s Corp.	25	963
Morgan Stanley	194	4,461
NASDAQ OMX Group Inc. (c)	19	472
Northern Trust Corp.	30	1,382
NYSE Euronext	33	1,121
People’s United Financial Inc.	47	629
Plum Creek Timber Co. Inc.	20	822
PNC Financial Services Group Inc.	66	3,929
Principal Financial Group Inc.	40	1,222
Progressive Corp.	83	1,780
ProLogis Inc.	53	1,910
Prudential Financial Inc.	61	3,869
Public Storage	17	1,970
Regions Financial Corp.	155	960
Simon Property Group Inc.	37	4,330
SLM Corp.	66	1,108
State Street Corp.	62	2,812
SunTrust Banks Inc.	67	1,738
T. Rowe Price Group Inc.	32	1,945
Torchmark Corp.	10	620
Travelers Cos. Inc.	53	3,093
U.S. Bancorp	241	6,135
Unum Group	40	1,023
Ventas Inc.	20	1,076
Vornado Realty Trust	20	1,874
Wells Fargo & Co.	665	18,674
XL Group Plc	42	930
Zions Bancorporation	22	523

		226,796

HEALTH CARE - 11.1%
Abbott Laboratories	196	10,290
Aetna Inc.	48	2,134
Allergan Inc.	38	3,181
AmerisourceBergen Corp.	35	1,451
Amgen Inc. (c)	118	6,908
Baxter International Inc.	73	4,345
Becton Dickinson & Co.	28	2,396
Biogen Idec Inc. (c)	30	3,254
Boston Scientific Corp. (c)	191	1,317
Bristol-Myers Squibb Co.	213	6,182
Cardinal Health Inc.	45	2,036
CareFusion Corp. (c)	27	744
Celgene Corp. (c)	59	3,558
Cephalon Inc. (c)	9	753
Cerner Corp. (c)	18	1,070
CIGNA Corp.	34	1,766
Coventry Health Care Inc. (c)	18	647
Covidien Plc	63	3,346
CR Bard Inc.	11	1,177
DaVita Inc. (c)	13	1,112
Dentsply International Inc.	18	689
Edwards Lifesciences Corp. (c)	14	1,255

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Eli Lilly & Co.	127	4,775
Express Scripts Inc. (c)	66	3,544
Forest Laboratories Inc. (c)	36	1,433
Gilead Sciences Inc. (c)	101	4,185
Hospira Inc. (c)	21	1,170
Humana Inc.	21	1,665
Intuitive Surgical Inc. (c)	5	1,812
Johnson & Johnson	344	22,899
Laboratory Corp. of America Holdings (c)	13	1,249
Life Technologies Corp. (c)	23	1,217
McKesson Corp.	32	2,637
Medco Health Solutions Inc. (c)	51	2,874
Medtronic Inc.	135	5,214
Merck & Co. Inc.	386	13,631
Mylan Inc. (c)	54	1,332
Patterson Cos. Inc.	11	372
PerkinElmer Inc.	14	382
Pfizer Inc.	995	20,505
Quest Diagnostics Inc.	19	1,149
St. Jude Medical Inc.	42	2,021
Stryker Corp.	43	2,512
Tenet Healthcare Corp. (c)	59	371
Thermo Fisher Scientific Inc. (c)	49	3,184
UnitedHealth Group Inc.	138	7,111
Varian Medical Systems Inc. (c)	15	1,073
Waters Corp. (c)	11	1,096
Watson Pharmaceuticals Inc. (c)	15	1,061
WellPoint Inc.	47	3,719
Zimmer Holdings Inc. (c)	25	1,569

		175,373

INDUSTRIALS - 10.7%
3M Co.	90	8,499
Avery Dennison Corp.	14	535
Boeing Co.	92	6,800
Caterpillar Inc.	81	8,631
CH Robinson Worldwide Inc.	21	1,641
Cintas Corp.	16	541
CSX Corp.	142	3,719
Cummins Inc.	25	2,576
Danaher Corp.	68	3,629
Deere & Co.	53	4,380
Dover Corp.	23	1,588
Dun & Bradstreet Corp.	6	458
Eaton Corp.	43	2,196
Emerson Electric Co.	94	5,308
Equifax Inc.	15	523
Expeditors International Washington Inc.	27	1,363
Fastenal Co. (e)	36	1,305
FedEx Corp.	39	3,742
Flowserve Corp.	7	771
Fluor Corp.	22	1,449
General Dynamics Corp.	48	3,561
General Electric Co.	1,336	25,189
Goodrich Corp.	16	1,488
Honeywell International Inc.	99	5,900
Illinois Tool Works Inc.	62	3,513
Ingersoll-Rand Plc	41	1,848
Iron Mountain Inc.	25	846
ITT Corp.	23	1,356
Jacobs Engineering Group Inc. (c)	16	684
Joy Global Inc.	13	1,221
L-3 Communications Holdings Inc.	14	1,222
Lockheed Martin Corp.	36	2,920
Masco Corp.	43	514
Norfolk Southern Corp.	46	3,438
Northrop Grumman Systems Corp.	37	2,586
PACCAR Inc.	45	2,317

	Shares/Par (p)	Value
Pall Corp.	15	823
Parker Hannifin Corp.	20	1,798
Pitney Bowes Inc. (e)	26	597
Precision Castparts Corp.	18	2,963
Quanta Services Inc. (c)	27	546
Raytheon Co.	45	2,263
Republic Services Inc. - Class A	39	1,202
Robert Half International Inc.	18	476
Rockwell Automation Inc.	18	1,542
Rockwell Collins Inc.	20	1,213
Roper Industries Inc.	12	962
RR Donnelley & Sons Co.	26	507
Ryder System Inc.	6	339
Snap-On Inc.	7	456
Southwest Airlines Co.	99	1,135
Stericycle Inc. (c)	11	945
Textron Inc.	34	800
Tyco International Ltd.	60	2,946
Union Pacific Corp.	62	6,464
United Parcel Service Inc. - Class B	124	9,041
United Technologies Corp.	116	10,245
Waste Management Inc.	60	2,234
WW Grainger Inc.	8	1,177

		168,931

INFORMATION TECHNOLOGY - 17.2%
Adobe Systems Inc. (c)	65	2,053
Advanced Micro Devices Inc. (c)	71	493
Agilent Technologies Inc. (c)	43	2,211
Akamai Technologies Inc. (c)	22	707
Altera Corp.	40	1,860
Amphenol Corp. - Class A	22	1,182
Analog Devices Inc.	37	1,451
Apple Inc. (c)	116	39,058
Applied Materials Inc.	167	2,170
Autodesk Inc. (c)	28	1,077
Automatic Data Processing Inc.	62	3,284
BMC Software Inc. (c)	23	1,233
Broadcom Corp. - Class A	60	2,005
CA Inc.	48	1,091
Cisco Systems Inc.	695	10,846
Citrix Systems Inc. (c)	23	1,851
Cognizant Technology Solutions Corp. - Class A (c)	38	2,791
Computer Sciences Corp.	19	729
Compuware Corp. (c)	28	272
Corning Inc.	196	3,556
Dell Inc. (c)	213	3,559
eBay Inc. (c)	143	4,618
Electronic Arts Inc. (c)	41	970
EMC Corp. (c)	258	7,117
F5 Networks Inc. (c)	10	1,117
Fidelity National Information Services Inc.	33	1,026
First Solar Inc. (c) (e)	7	878
Fiserv Inc. (c)	19	1,185
FLIR Systems Inc.	19	651
Google Inc. - Class A (c)	32	16,016
Harris Corp.	15	698
Hewlett-Packard Co.	262	9,547
Intel Corp.	670	14,836
International Business Machines Corp.	153	26,164
Intuit Inc. (c)	36	1,853
Jabil Circuit Inc.	25	496
JDS Uniphase Corp. (c)	28	465
Juniper Networks Inc. (c)	67	2,113
KLA-Tencor Corp.	21	860
Lexmark International Inc. - Class A (c)	10	289
Linear Technology Corp.	28	933

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
LSI Corp. (c)	76	544
MasterCard Inc. - Class A	12	3,625
MEMC Electronic Materials Inc. (c)	28	242
Microchip Technology Inc. (e)	23	877
Micron Technology Inc. (c)	107	803
Microsoft Corp.	934	24,278
Molex Inc. (e)	17	446
Monster Worldwide Inc. (c)	16	239
Motorola Mobility Holdings Inc. (c)	36	797
Motorola Solutions Inc. (c)	42	1,944
National Semiconductor Corp.	30	739
NetApp Inc. (c)	46	2,436
Novellus Systems Inc. (c)	12	435
Nvidia Corp. (c)	75	1,201
Oracle Corp.	490	16,137
Paychex Inc.	40	1,240
QUALCOMM Inc.	210	11,924
Red Hat Inc. (c)	23	1,073
SAIC Inc. (c)	36	606
Salesforce.com Inc.	15	2,209
SanDisk Corp. (c)	29	1,220
Symantec Corp. (c)	99	1,952
Tellabs Inc.	46	211
Teradata Corp. (c)	21	1,264
Teradyne Inc. (c)	23	337
Texas Instruments Inc.	147	4,832
Total System Services Inc.	23	432
VeriSign Inc.	22	741
Visa Inc. - Class A	61	5,151
Western Digital Corp. (c)	29	1,038
Western Union Co.	82	1,647
Xerox Corp.	176	1,827
Xilinx Inc.	33	1,216
Yahoo! Inc. (c)	165	2,485

		271,459

MATERIALS - 3.6%
Air Products & Chemicals Inc.	27	2,568
Airgas Inc.	9	662
AK Steel Holding Corp.	12	194
Alcoa Inc.	133	2,112
Allegheny Technologies Inc.	13	845
Ball Corp.	22	838
Bemis Co. Inc.	14	461
CF Industries Holdings Inc.	9	1,260
Cliffs Natural Resources Inc.	18	1,678
Dow Chemical Co.	147	5,277
Eastman Chemical Co.	9	922
Ecolab Inc.	29	1,611
EI Du Pont de Nemours & Co.	117	6,315
FMC Corp.	9	783
Freeport-McMoRan Copper & Gold Inc.	119	6,284
International Flavors & Fragrances Inc.	10	644
International Paper Co.	54	1,620
MeadWestvaco Corp.	20	681
Monsanto Co.	68	4,908
Newmont Mining Corp.	62	3,336
Nucor Corp.	39	1,615
Owens-Illinois Inc. (c)	20	506
PPG Industries Inc.	21	1,873
Praxair Inc.	38	4,162
Sealed Air Corp.	20	472
Sherwin-Williams Co.	11	959
Sigma-Aldrich Corp.	15	1,109
Titanium Metals Corp.	11	198
United States Steel Corp.	18	822
Vulcan Materials Co. (e)	16	613

	Shares/Par (p)	Value
Weyerhaeuser Co.	66	1,446

		56,774

TELECOMMUNICATION SERVICES - 3.0%
American Tower Corp. - Class A (c)	50	2,619
AT&T Inc.	745	23,405
CenturyTel Inc.	75	3,019
Frontier Communications Corp. (e)	123	995
MetroPCS Communications Inc. (c)	34	577
Sprint Nextel Corp. (c)	371	1,998
Verizon Communications Inc.	356	13,254
Windstream Corp.	61	785

		46,652

UTILITIES - 3.2%
AES Corp. (c)	81	1,034
Ameren Corp.	30	856
American Electric Power Co. Inc.	60	2,243
CenterPoint Energy Inc.	52	1,009
CMS Energy Corp.	31	604
Consolidated Edison Inc.	36	1,940
Constellation Energy Group Inc.	24	928
Dominion Resources Inc.	72	3,487
DTE Energy Co.	21	1,049
Duke Energy Corp.	166	3,127
Edison International	40	1,564
Entergy Corp.	23	1,600
Exelon Corp.	83	3,552
FirstEnergy Corp.	52	2,315
Integrys Energy Group Inc.	9	477
NextEra Energy Inc.	53	3,035
Nicor Inc.	6	303
NiSource Inc.	35	707
Northeast Utilities	22	777
NRG Energy Inc. (c)	32	787
Oneok Inc.	13	966
Pepco Holdings Inc.	28	545
PG&E Corp.	49	2,067
Pinnacle West Capital Corp.	13	596
PPL Corp.	71	1,970
Progress Energy Inc.	37	1,763
Public Service Enterprise Group Inc.	63	2,052
SCANA Corp.	14	560
Sempra Energy	31	1,624
Southern Co.	107	4,313
TECO Energy Inc.	25	477
Wisconsin Energy Corp.	29	902
Xcel Energy Inc.	60	1,469

		50,698

Total Common Stocks (cost $1,289,763)		1,512,522

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 3.8%
JNL Money Market Fund, 0.01% (a) (h)	59,330	59,330

Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	7,108	7,108
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	811	790

		7,898

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Treasury Securities - 0.3%
U.S. Treasury Bill, 0.04%, 09/22/11 (o)	$4,250	4,250

Total Short Term Investments (cost $71,499)		71,478

Total Investments - 100.4% (cost $1,361,262)		1,584,000
Other Assets and Liabilities, Net - (0.4%)		(5,874)

Total Net Assets - 100.0%		$1,578,126

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Sector Weightings:	Percentage of Total Investments
Financials	18.4%
Information Technology	15.4
Industrials	15.1
Consumer Discretionary	13.1
Health Care	10.6
Materials	7.1
Energy	6.8
Utilities	5.7
Consumer Staples	4.1
Telecommunication Services	0.5
Short Term Investments	3.2

Total Investments	100.0%

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 13.4%
99 Cents Only Stores (c)	30	$606
Aaron’s Inc.	47	1,335
Advance Auto Parts Inc.	52	3,014
Aeropostale Inc. (c)	53	932
AMC Networks Inc.	38	1,662
American Eagle Outfitters Inc.	132	1,680
American Greetings Corp. - Class A	26	620
ANN Inc. (c)	35	920
Ascena Retail Group Inc. (c)	45	1,548
Bally Technologies Inc. (c) (e)	29	1,196
Barnes & Noble Inc.	24	405
Bob Evans Farms Inc.	21	725
BorgWarner Inc. (c)	73	5,924
Brinker International Inc.	56	1,358
Career Education Corp. (c)	42	895
Cheesecake Factory Inc. (c)	39	1,228
Chico’s FAS Inc.	117	1,779
Collective Brands Inc. (c)	43	631
Deckers Outdoor Corp. (c)	26	2,287
Dick’s Sporting Goods Inc. (c)	61	2,341
Dollar Tree Inc. (c)	82	5,459
DreamWorks Animation SKG Inc. - Class A (c)	47	942
Eastman Kodak Co. (c) (e)	173	618
Foot Locker Inc.	102	2,435
Fossil Inc. (c)	34	3,956
Gentex Corp.	94	2,851
Guess? Inc.	43	1,798
HanesBrands Inc. (c)	65	1,843
International Speedway Corp. - Class A	19	532
ITT Educational Services Inc. (c) (e)	15	1,190
John Wiley & Sons Inc. - Class A	31	1,624
KB Home	49	482
Lamar Advertising Co. - Class A (c)	37	1,026
Life Time Fitness Inc. (c)	28	1,105
LKQ Corp. (c)	97	2,537
Matthews International Corp. - Class A (e)	20	806
MDC Holdings Inc. (e)	26	634

	Shares/Par (p)	Value
Meredith Corp. (e)	24	739
Mohawk Industries Inc. (c)	38	2,272
New York Times Co. - Class A (c) (e)	80	698
NVR Inc. (c)	4	2,853
Office Depot Inc. (c)	185	782
Panera Bread Co. - Class A (c)	20	2,569
PetSmart Inc.	76	3,455
Phillips-Van Heusen Corp.	45	2,925
Polaris Industries Inc.	23	2,539
RadioShack Corp.	70	938
Regis Corp.	39	601
Rent-A-Center Inc.	42	1,283
Ryland Group Inc.	30	498
Saks Inc. (c) (e)	109	1,219
Scholastic Corp. (e)	16	438
Scientific Games Corp. - Class A (c)	40	412
Service Corp. International	158	1,847
Sotheby’s - Class A	45	1,964
Strayer Education Inc. (e)	8	1,037
Thor Industries Inc.	28	805
Timberland Co. - Class A (c)	26	1,127
Toll Brothers Inc. (c)	97	2,016
Tractor Supply Co.	48	3,225
Tupperware Brands Corp.	42	2,804
Under Armour Inc. - Class A (c)	24	1,834
Warnaco Group Inc. (c)	29	1,500
Wendy’s/Arby’s Group Inc.	219	1,110
Williams-Sonoma Inc.	70	2,540
WMS Industries Inc. (c)	39	1,198

		108,152

CONSUMER STAPLES - 4.2%
BJ’s Wholesale Club Inc. (c)	37	1,852
Church & Dwight Co. Inc.	96	3,878
Corn Products International Inc.	51	2,814
Energizer Holdings Inc. (c)	47	3,379
Flowers Foods Inc.	74	1,641
Green Mountain Coffee Roasters Inc. (c)	83	7,438
Hansen Natural Corp. (c)	46	3,764
Lancaster Colony Corp.	13	792
Ralcorp Holdings Inc. (c)	37	3,201
Ruddick Corp.	28	1,225
Smithfield Foods Inc. (c)	112	2,443
Tootsie Roll Industries Inc. (e)	16	476
Universal Corp.	16	610

		33,513

ENERGY - 7.0%
Arch Coal Inc.	142	3,777
Atwood Oceanics Inc. (c)	38	1,668
Bill Barrett Corp. (c)	31	1,453
CARBO Ceramics Inc.	13	2,040
Cimarex Energy Co.	57	5,121
Comstock Resources Inc. (c)	32	926
Dresser-Rand Group Inc. (c)	54	2,903
Dril-Quip Inc. (c)	23	1,567
Exterran Holdings Inc. (c)	43	850
Forest Oil Corp. (c)	76	2,038
Frontier Oil Corp.	70	2,256
Helix Energy Solutions Group Inc. (c)	71	1,169
Holly Corp.	36	2,479
Northern Oil and Gas Inc. (c) (e)	35	785
Oceaneering International Inc.	73	2,948
Oil States International Inc. (c)	34	2,730
Overseas Shipholding Group Inc.	17	459
Patriot Coal Corp. (c)	60	1,333
Patterson-UTI Energy Inc.	104	3,277
Plains Exploration & Production Co. (c)	94	3,586

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Quicksilver Resources Inc. (c)	79	1,173
SM Energy Co.	42	3,117
Southern Union Co.	84	3,364
Superior Energy Services Inc. (c)	53	1,971
Tidewater Inc.	35	1,862
Unit Corp. (c)	27	1,633

		56,485

FINANCIALS - 18.9%
Affiliated Managers Group Inc. (c)	35	3,519
Alexandria Real Estate Equities Inc.	41	3,174
American Financial Group Inc.	52	1,840
Apollo Investment Corp.	128	1,308
Arthur J Gallagher & Co.	73	2,072
Aspen Insurance Holdings Ltd.	47	1,215
Associated Banc-Corp	117	1,621
Astoria Financial Corp.	56	716
BancorpSouth Inc.	50	620
Bank of Hawaii Corp.	32	1,466
BRE Properties Inc. - Class A	49	2,443
Brown & Brown Inc.	79	2,021
Camden Property Trust	46	2,945
Cathay General Bancorp	53	863
City National Corp.	31	1,696
Commerce Bancshares Inc.	52	2,245
Corporate Office Properties Trust	47	1,475
Cousins Properties Inc.	70	600
Cullen/Frost Bankers Inc.	41	2,332
Duke Realty Corp.	170	2,378
East West Bancorp Inc.	100	2,014
Eaton Vance Corp.	80	2,408
Equity One Inc.	41	763
Essex Property Trust Inc.	21	2,909
Everest Re Group Ltd.	36	2,951
Federal Realty Investment Trust	41	3,524
Fidelity National Financial Inc. - Class A	148	2,328
First American Financial Corp.	70	1,102
First Niagara Financial Group Inc.	205	2,702
FirstMerit Corp.	71	1,172
Fulton Financial Corp.	131	1,398
Greenhill & Co. Inc. (e)	17	893
Hancock Holding Co.	56	1,739
Hanover Insurance Group Inc.	30	1,116
HCC Insurance Holdings Inc.	76	2,393
Highwoods Properties Inc.	48	1,591
Hospitality Properties Trust	83	2,016
International Bancshares Corp.	36	602
Jefferies Group Inc.	96	1,962
Jones Lang LaSalle Inc.	29	2,706
Liberty Property Trust (e)	77	2,504
Macerich Co.	87	4,679
Mack-Cali Realty Corp.	58	1,904
Mercury General Corp.	24	954
MSCI Inc. - Class A (c)	80	3,012
Nationwide Health Properties Inc.	85	3,516
New York Community Bancorp Inc.	293	4,389
Old Republic International Corp.	171	2,012
Omega Healthcare Investors Inc.	67	1,402
Potlatch Corp.	27	953
Prosperity Bancshares Inc.	31	1,351
Protective Life Corp.	58	1,335
Raymond James Financial Inc.	67	2,164
Rayonier Inc.	54	3,542
Realty Income Corp.	85	2,833
Regency Centers Corp.	61	2,662
Reinsurance Group of America Inc.	49	2,979
SEI Investments Co.	96	2,158
Senior Housing Properties Trust	101	2,372

	Shares/Par (p)	Value
SL Green Realty Corp.	55	4,562
StanCorp Financial Group Inc.	31	1,315
SVB Financial Group (c)	28	1,694
Synovus Financial Corp.	516	1,072
Taubman Centers Inc.	37	2,182
TCF Financial Corp.	105	1,442
Transatlantic Holdings Inc.	41	2,016
Trustmark Corp.	39	904
UDR Inc.	127	3,106
Unitrin Inc.	34	998
Valley National Bancorp (e)	111	1,516
Waddell & Reed Financial Inc. - Class A	57	2,090
Washington Federal Inc.	74	1,221
Webster Financial Corp.	48	1,004
Weingarten Realty Investors	81	2,040
Westamerica Bancorporation	19	948
WR Berkley Corp.	78	2,525

		152,194

HEALTH CARE - 10.8%
Allscripts-Misys Healthcare Solutions Inc. (c)	126	2,446
Bio-Rad Laboratories Inc. - Class A (c)	13	1,566
Catalyst Health Solutions Inc. (c)	33	1,858
Charles River Laboratories International Inc. (c)	34	1,374
Community Health Systems Inc. (c)	62	1,599
Cooper Cos. Inc.	31	2,468
Covance Inc. (c) (e)	40	2,372
Endo Pharmaceuticals Holdings Inc. (c)	78	3,126
Gen-Probe Inc. (c)	32	2,244
Health Management Associates Inc. - Class A (c)	169	1,821
Health Net Inc. (c)	61	1,955
Henry Schein Inc. (c)	61	4,368
Hill-Rom Holdings Inc.	42	1,956
Hologic Inc. (c)	175	3,525
Idexx Laboratories Inc. (c)	38	2,944
Immucor Inc. (c)	48	970
Kindred Healthcare Inc. (c)	35	741
Kinetic Concepts Inc. (c)	41	2,381
LifePoint Hospitals Inc. (c)	35	1,367
Lincare Holdings Inc.	63	1,858
Masimo Corp.	39	1,156
Medicis Pharmaceutical Corp. - Class A	41	1,571
Mednax Inc. (c)	32	2,318
Mettler Toledo International Inc. (c)	22	3,661
Omnicare Inc.	78	2,490
Owens & Minor Inc.	42	1,435
Perrigo Co.	56	4,893
Pharmaceutical Product Development Inc.	78	2,082
ResMed Inc. (c) (e)	102	3,149
STERIS Corp.	40	1,403
Techne Corp.	25	2,082
Teleflex Inc.	26	1,605
Thoratec Corp. (c)	39	1,269
United Therapeutics Corp. (c)	34	1,859
Universal Health Services Inc. - Class B	65	3,371
VCA Antech Inc. (c)	58	1,234
Vertex Pharmaceuticals Inc. (c)	138	7,191
WellCare Health Plans Inc. (c)	29	1,467

		87,175

INDUSTRIALS - 15.5%
Acuity Brands Inc.	29	1,619
AECOM Technology Corp. (c)	80	2,182
AGCO Corp. (c)	63	3,091
Alaska Air Group Inc. (c)	24	1,652
Alexander & Baldwin Inc.	27	1,315
Alliant Techsystems Inc.	22	1,604

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
AMETEK Inc.	108	4,831
BE Aerospace Inc. (c)	69	2,808
Brink’s Co.	31	928
Bucyrus International Inc. - Class A	54	4,973
Carlisle Cos. Inc.	41	2,023
Clean Harbors Inc. (c)	15	1,596
Con-Way Inc.	36	1,400
Copart Inc. (c)	40	1,869
Corporate Executive Board Co.	23	1,002
Corrections Corp. of America (c)	72	1,554
Crane Co.	31	1,538
Deluxe Corp.	35	861
Donaldson Co. Inc.	51	3,123
FTI Consulting Inc. (c) (e)	27	1,030
Gardner Denver Inc.	35	2,904
GATX Corp.	31	1,137
Graco Inc.	40	2,044
Granite Construction Inc.	23	571
Harsco Corp.	54	1,768
Herman Miller Inc.	39	1,050
HNI Corp.	30	764
Hubbell Inc. - Class B	40	2,624
Huntington Ingalls Industries Inc. (c)	32	1,121
IDEX Corp.	55	2,528
JB Hunt Transport Services Inc.	59	2,763
JetBlue Airways Corp. (c)	137	833
Kansas City Southern (c)	73	4,320
KBR Inc.	102	3,826
Kennametal Inc.	55	2,333
Kirby Corp. (c)	36	2,043
Korn/Ferry International (c)	32	693
Landstar System Inc.	32	1,497
Lennox International Inc.	30	1,298
Lincoln Electric Holdings Inc.	57	2,040
Manpower Inc.	55	2,943
Mine Safety Appliances Co.	21	785
MSC Industrial Direct Co. - Class A	30	1,991
Nordson Corp.	46	2,507
Oshkosh Corp. (c)	61	1,767
Pentair Inc.	65	2,627
Regal-Beloit Corp.	26	1,736
Rollins Inc.	43	872
Shaw Group Inc. (c)	49	1,469
SPX Corp.	34	2,793
Terex Corp. (c)	73	2,085
Thomas & Betts Corp. (c)	35	1,880
Timken Co.	54	2,734
Towers Watson & Co. - Class A	31	2,005
Trinity Industries Inc.	52	1,830
Triumph Group Inc.	13	1,266
United Rentals Inc. (c)	40	1,028
URS Corp. (c)	53	2,364
UTi Worldwide Inc.	67	1,315
Valmont Industries Inc.	14	1,346
Wabtec Corp.	32	2,122
Waste Connections Inc.	75	2,391
Watsco Inc.	18	1,252
Werner Enterprises Inc.	30	752
Woodward Governor Co.	39	1,347

		124,363

INFORMATION TECHNOLOGY - 15.9%
ACI Worldwide Inc. (c)	23	764
Acxiom Corp. (c)	53	697
ADTRAN Inc.	42	1,643
Advent Software Inc. (c)	22	608
Alliance Data Systems Corp. (c) (e)	34	3,231
Ansys Inc. (c)	61	3,347

	Shares/Par (p)	Value
AOL Inc. (c) (e)	70	1,391
Arrow Electronics Inc. (c)	77	3,213
Atmel Corp. (c)	303	4,267
Avnet Inc. (c)	102	3,258
Broadridge Financial Solutions Inc.	84	2,027
Cadence Design Systems Inc. (c)	180	1,901
Ciena Corp. (c)	63	1,165
Concur Technologies Inc. (c)	31	1,558
Convergys Corp. (c)	82	1,122
CoreLogic Inc. (c)	72	1,200
Cree Inc. (c) (e)	73	2,451
Cypress Semiconductor Corp. (c)	113	2,387
Diebold Inc.	43	1,338
Digital River Inc. (c)	27	853
DST Systems Inc.	24	1,272
Equinix Inc. (c)	31	3,126
Factset Research Systems Inc.	31	3,190
Fair Isaac Corp.	27	820
Fairchild Semiconductor International Inc. (c)	84	1,409
Gartner Inc. - Class A (c)	58	2,320
Global Payments Inc.	54	2,734
Informatica Corp. (c)	70	4,100
Ingram Micro Inc. - Class A (c)	107	1,948
Integrated Device Technology Inc. (c)	102	801
International Rectifier Corp. (c)	47	1,311
Intersil Corp. - Class A	82	1,050
Itron Inc. (c)	27	1,314
Jack Henry & Associates Inc.	58	1,731
Lam Research Corp. (c)	83	3,661
Lender Processing Services Inc.	58	1,214
Mantech International Corp. - Class A	15	683
Mentor Graphics Corp. (c)	73	940
Micros Systems Inc. (c)	54	2,695
National Instruments Corp.	59	1,761
NCR Corp. (c)	107	2,027
NeuStar Inc. - Class A (c)	50	1,311
Parametric Technology Corp. (c)	79	1,820
Plantronics Inc.	33	1,191
Polycom Inc. (c)	59	3,768
QLogic Corp. (c)	72	1,141
Quest Software Inc. (c)	42	960
Rackspace Hosting Inc. (c)	66	2,838
RF Micro Devices Inc. (c)	180	1,103
Riverbed Technology Inc. (c)	102	4,054
Rovi Corp. (c)	76	4,331
Semtech Corp. (c)	43	1,189
Silicon Laboratories Inc. (c)	29	1,189
Skyworks Solutions Inc. (c)	123	2,826
Solera Holdings Inc.	47	2,797
SRA International Inc. - Class A (c)	29	901
Synopsys Inc. (c)	98	2,528
Tech Data Corp. (c)	31	1,494
TIBCO Software Inc. (c)	110	3,183
Trimble Navigation Ltd. (c)	82	3,239
ValueClick Inc. (c)	54	897
Varian Semiconductor Equipment Associates Inc. (c)	50	3,062
Vishay Intertechnology Inc. (c)	111	1,670
Zebra Technologies Corp. - Class A (c)	37	1,544

		127,564

MATERIALS - 7.3%
Albemarle Corp.	61	4,209
AptarGroup Inc.	45	2,363
Ashland Inc.	53	3,428
Cabot Corp.	44	1,756
Carpenter Technology Corp.	29	1,675
Commercial Metals Co.	75	1,073

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Compass Minerals International Inc.	22	1,897
Cytec Industries Inc.	33	1,902
Domtar Corp.	28	2,614
Grief Inc. - Class A	21	1,336
Intrepid Potash Inc. (c)	30	972
Louisiana-Pacific Corp. (c)	88	719
Lubrizol Corp.	43	5,760
Martin Marietta Materials Inc. (e)	31	2,449
Minerals Technologies Inc.	12	784
NewMarket Corp.	6	1,063
Olin Corp.	53	1,192
Packaging Corp. of America	67	1,886
Reliance Steel & Aluminum Co.	50	2,492
Rock-Tenn Co. - Class A	46	3,035
RPM International Inc.	87	1,999
Scotts Miracle-Gro Co. - Class A	30	1,540
Sensient Technologies Corp.	33	1,210
Silgan Holdings Inc.	32	1,314
Sonoco Products Co.	67	2,397
Steel Dynamics Inc.	146	2,373
Temple-Inland Inc.	73	2,161
Valspar Corp.	63	2,269
Worthington Industries Inc.	36	834

		58,702

TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc.	62	1,922
TW Telecom Inc. (c)	99	2,040

		3,962

UTILITIES - 5.9%
AGL Resources Inc.	53	2,139
Alliant Energy Corp.	75	3,032
Aqua America Inc.	93	2,036
Atmos Energy Corp.	61	2,024
Black Hills Corp.	26	792
Cleco Corp.	40	1,392
DPL Inc.	78	2,366
Energen Corp.	48	2,733
Great Plains Energy Inc.	91	1,894
Hawaiian Electric Industries Inc.	64	1,530
IDACORP Inc.	33	1,317
MDU Resources Group Inc.	127	2,850
National Fuel Gas Co.	55	4,023
NSTAR	70	3,203
NV Energy Inc.	158	2,430
OGE Energy Corp.	66	3,299
PNM Resources Inc.	59	986
Questar Corp.	118	2,084
UGI Corp.	74	2,371
Vectren Corp.	54	1,494
Westar Energy Inc.	75	2,017
WGL Holdings Inc.	34	1,292

		47,304

Total Common Stocks (cost $680,391)		799,414

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	7,038	7,038

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	17,808	17,808
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	1,223	1,191

		18,999

	Shares/Par (p)	Value
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.04%, 09/22/11 (o)	$490	490

Total Short Term Investments (cost $26,559)		26,527

Total Investments - 102.7% (cost $706,950)		825,941
Other Assets and Liabilities, Net - (2.7%)		(21,665)

Total Net Assets - 100.0%		$804,276

JNL/Mellon Capital Management Small Cap Index Fund

Sector Weightings:	Percentage of Total Investments
Financials	18.3%
Information Technology	16.2
Industrials	13.9
Consumer Discretionary	11.9
Health Care	11.2
Energy	6.2
Materials	4.4
Consumer Staples	3.0
Utilities	2.8
Telecommunication Services	1.0
Rights	0.0
Short Term Investments	11.1

Total Investments	100.0%

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 13.2%
1-800-Flowers.com Inc. - Class A (c)	14	$44
99 Cents Only Stores (c)	29	584
Accuride Corp.	25	310
Aeropostale Inc. (c)	49	857
AFC Enterprises Inc. (c)	17	272
AH Belo Corp. - Class A	14	106
Ambassadors Group Inc.	11	97
America’s Car-Mart Inc. (c)	5	171
American Axle & Manufacturing Holdings Inc. (c)	42	474
American Greetings Corp. - Class A	26	620
American Public Education Inc. (c)	12	514
Amerigon Inc. (c)	15	267
Ameristar Casinos Inc.	20	471
ANN Inc. (c)	34	886
Arbitron Inc.	17	715
Arctic Cat Inc. (c)	9	124
Asbury Automotive Group Inc. (c)	17	324
Ascena Retail Group Inc. (c)	39	1,336
Ascent Media Corp. (c)	9	491
Audiovox Corp. - Class A (c)	14	108
Barnes & Noble Inc. (e)	19	307
Beazer Homes USA Inc. (c) (e)	45	154
Bebe Stores Inc.	24	146
Belo Corp.	57	432
Benihana Inc. - Class A	8	85
Big 5 Sporting Goods Corp.	13	100
Biglari Holdings Inc. (c)	1	301
BJ’s Restaurants Inc. (c)	15	765
Black Diamond Inc.	8	63
Blue Nile Inc. (c) (e)	8	347
Blyth Inc.	4	177
Bob Evans Farms Inc.	19	681
Body Central Corp. (c)	7	171
Bon-Ton Stores Inc. (e)	9	90
Boyd Gaming Corp. (c) (e)	33	288

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Bravo Brio Restaurant Group Inc. (c)	12	291
Bridgepoint Education Inc. (c) (e)	13	316
Brown Shoe Co. Inc.	29	309
Brunswick Corp.	56	1,137
Buckle Inc. (e)	17	723
Buffalo Wild Wings Inc. (c)	11	751
Build-A-Bear Workshop Inc. (c) (e)	13	85
Cabela’s Inc. - Class A (c)	26	712
California Pizza Kitchen Inc. (c)	13	244
Callaway Golf Co.	40	246
Cambium Learning Group Inc. (c)	9	30
Capella Education Co. (c) (e)	10	437
Caribou Coffee Co. Inc. (c) (e)	7	92
Carrol’s Restaurant Group Inc. (c)	8	78
Carter’s Inc. (c)	31	956
Casual Male Retail Group Inc. (c)	27	114
Cato Corp. - Class A	17	491
Cavco Industries Inc. (c)	4	171
CEC Entertainment Inc.	12	500
Central European Media Entertainment Ltd. (e)	22	439
Charming Shoppes Inc. (c)	74	308
Cheesecake Factory Inc. (c)	36	1,136
Cherokee Inc.	5	90
Childrens Place Retail Stores Inc. (c)	17	734
Christopher & Banks Corp.	24	137
Churchill Downs Inc.	8	342
Cinemark Holdings Inc.	57	1,190
Citi Trends Inc. (c)	9	128
Coinstar Inc. (c) (e)	20	1,096
Coldwater Creek Inc. (c)	32	45
Collective Brands Inc. (c)	38	563
Columbia Sportswear Co.	8	480
Conn’s Inc. (c)	10	83
Cooper Tire & Rubber Co.	39	766
Core-Mark Holding Co. Inc. (c)	8	272
Corinthian Colleges Inc. (c) (e)	56	241
Cost Plus Inc.	12	115
Cracker Barrel Old Country Store Inc.	14	711
Crocs Inc. (c)	54	1,399
Crown Media Holdings Inc. - Class A (c) (e)	5	10
CSS Industries Inc.	6	119
Cumulus Media Inc. - Class A (c)	12	41
Dana Holding Corp. (c)	91	1,672
Delta Apparel Inc. (c)	3	55
Denny’s Corp. (c)	67	260
Destination Maternity Corp.	6	116
DineEquity Inc. (c)	10	511
Domino’s Pizza Inc. (c)	38	963
Dorman Products Inc. (c)	8	303
Drew Industries Inc.	11	281
Eastman Kodak Co. (c) (e)	172	616
Einstein Noah Restaurant Group Inc.	2	35
Entercom Communications Corp. - Class A (c)	17	144
Entravision Communications Corp. - Class A (c)	26	48
Ethan Allen Interiors Inc.	16	333
EW Scripps Co. - Class A (c)	20	197
Exide Technologies (c)	47	356
Express Inc.	34	738
Finish Line - Class A	33	707
Fisher Communications Inc. (c)	5	163
Fred’s Inc. - Class A	26	377
Fuel Systems Solutions Inc. (c)	10	258
Furniture Brands International Inc. (c)	31	128
G-III Apparel Group Ltd. (c)	10	328
Gaylord Entertainment Co. (c)	21	644
Genesco Inc. (c)	15	780
Global Sources Ltd. (c)	11	98

	Shares/Par (p)	Value
Global Traffic Network Inc.	9	100
GNC Holdings Inc. - Class A (c)	14	302
Gordman’s Stores Inc. (c) (e)	4	72
Grand Canyon Education Inc. (c)	19	266
Gray Television Inc. (c)	40	106
Group 1 Automotive Inc. (e)	16	645
Harte-Hanks Inc.	28	224
Haverty Furniture Cos. Inc.	13	154
Helen of Troy Ltd. (c)	20	691
hhgregg Inc. (c) (e)	11	150
Hibbett Sports Inc. (c)	18	731
Hillenbrand Inc.	38	900
HOT Topic Inc.	27	200
Hovnanian Enterprises Inc. - Class A (c) (e)	43	103
HSN Inc. (c)	25	812
Iconix Brand Group Inc. (c)	46	1,106
interCLICK Inc.	12	99
International Speedway Corp. - Class A	18	508
Interval Leisure Group Inc. (c)	24	331
iRobot Corp. (c)	15	523
Isle of Capri Casinos Inc. (c)	12	106
Jack in the Box Inc. (c)	32	734
Jakks Pacific Inc. (c)	19	341
Jamba Inc. (c) (e)	45	97
Johnson Outdoors Inc. - Class A (c)	2	40
Jos. A. Bank Clothiers Inc. (c)	18	890
Journal Communications Inc. - Class A (c)	27	140
K-Swiss Inc. - Class A (c)	15	160
K12 Inc. (c)	16	534
KB Home	47	457
Kenneth Cole Productions Inc. - Class A (c)	5	64
Kirkland’s Inc. (c)	12	140
Knology Inc. (c)	20	300
Krispy Kreme Doughnuts Inc. (c)	35	333
La-Z-Boy Inc. (c)	33	327
Leapfrog Enterprises Inc. - Class A (c)	24	100
Libbey Inc. (c)	12	193
Life Time Fitness Inc. (c)	26	1,054
Lifetime Brands Inc.	8	92
LIN TV Corp. - Class A (c)	25	121
Lincoln Educational Services Corp.	14	240
Lions Gate Entertainment Corp. (c)	29	192
Lithia Motors Inc. - Class A	14	270
Live Nation Inc. (c)	91	1,043
Liz Claiborne Inc. (c) (e)	62	331
Luby’s Inc.	11	63
Lumber Liquidators Holdings Inc. (c) (e)	14	344
M/I Homes Inc. (c)	14	170
Mac-Gray Corp.	8	118
Maidenform Brands Inc. (c)	15	417
Marcus Corp.	15	151
Marine Products Corp. (c)	5	36
MarineMax Inc. (c)	17	145
Martha Stewart Living Omnimedia Inc. - Class A (c) (e)	19	83
Matthews International Corp. - Class A (e)	19	753
McClatchy Co. - Class A (c) (e)	38	106
McCormick & Schmick’s Seafood Restaurants Inc. (c)	10	82
MDC Holdings Inc.	23	561
MDC Partners Inc.	15	275
Men’s Wearhouse Inc.	32	1,088
Meredith Corp. (e)	22	686
Meritage Homes Corp. (c)	18	398
Modine Manufacturing Co. (c)	29	446
Monarch Casino & Resort Inc. (c)	5	53
Monro Muffler Brake Inc.	19	710
Morgans Hotel Group Co. (c)	13	93

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Motorcar Parts of America Inc.	7	110
Movado Group Inc.	10	169
Multimedia Games Inc. (c)	18	83
National American University Holdings Inc.	4	39
National CineMedia Inc.	34	574
National Presto Industries Inc. (e)	3	296
New York & Co. Inc. (c)	16	79
New York Times Co. (c) (e)	83	726
Nexstar Broadcasting Group Inc. - Class A (c)	6	47
NutriSystem Inc. (e)	16	224
O’Charley’s Inc. (c)	12	90
Office Depot Inc. (c)	168	711
OfficeMax Inc. (c)	56	438
Orbitz Worldwide Inc. (c)	13	34
Orient-Express Hotels Ltd. - Class A (c)	60	645
Outdoor Channel Holdings Inc. (c)	6	44
Overstock.com Inc. (c)	9	141
Oxford Industries Inc.	9	304
Pacific Sunwear of California Inc. (c)	39	103
Papa John’s International Inc. (c)	13	438
Peets Coffee & Tea Inc. (c) (e)	8	441
Penske Auto Group Inc.	28	645
PEP Boys-Manny Moe & Jack	34	377
Perry Ellis International Inc. (c)	7	181
PetMed Express Inc. (e)	15	183
PF Chang’s China Bistro Inc.	15	594
Pier 1 Imports Inc. (c)	67	773
Pinnacle Entertainment Inc. (c)	38	562
Pool Corp.	30	901
Pre-Paid Legal Services Inc. (c)	5	312
PRIMEDIA Inc.	12	86
Quicksilver Inc. (c)	82	385
ReachLocal Inc. (c) (e)	6	128
Red Lion Hotels Corp. (c)	10	82
Red Robin Gourmet Burgers Inc. (c)	8	299
Regis Corp.	36	547
Rent-A-Center Inc.	40	1,220
Rentrak Corp. (c)	6	101
RG Barry Corp.	5	51
Ruby Tuesday Inc. (c)	40	433
Rue21 Inc. (c) (e)	9	300
Ruth’s Hospitality Group Inc. (c)	20	114
Ryland Group Inc.	28	469
Saga Communications Inc.	2	81
Saks Inc. (c)	73	813
Scholastic Corp. (e)	16	435
Scientific Games Corp. - Class A (c)	37	379
Sealy Corp. (c) (e)	35	89
Select Comfort Corp. (c)	34	603
Shiloh Industries Inc.	3	30
Shoe Carnival Inc. (c)	6	179
Shuffle Master Inc. (c)	35	327
Shutterfly Inc. (c)	19	1,069
Sinclair Broadcast Group Inc. - Class A	31	345
Six Flags Entertainment Corp.	25	947
Skechers U.S.A. Inc. - Class A (c)	22	313
Skyline Corp.	5	89
Smith & Wesson Holding Corp. (c)	42	126
Sonic Automotive Inc. - Class A (e)	25	363
Sonic Corp. (c)	39	411
Sotheby’s - Class A	43	1,872
Spartan Motors Inc.	21	112
Speedway Motorsports Inc.	9	122
Stage Stores Inc.	24	406
Standard Motor Products Inc.	14	206
Standard-Pacific Corp. (c) (e)	68	229
Stein Mart Inc.	15	149
Steiner Leisure Ltd. (c)	9	426

	Shares/Par (p)	Value
Steinway Musical Instruments Inc. (c)	4	98
Steven Madden Ltd. (c)	23	857
Stewart Enterprises Inc. - Class A	53	385
Stoneridge Inc. (c)	16	241
Strayer Education Inc. (e)	7	939
Sturm Ruger & Co. Inc. (e)	12	255
Summer Infant Inc. (c)	6	47
Superior Industries International Inc.	15	326
Syms Corp.	4	42
Systemax Inc. (c)	8	118
Talbots Inc. (c) (e)	41	137
Tenneco Inc. (c)	38	1,692
Texas Roadhouse Inc. - Class A	39	689
The Jones Group Inc.	57	615
Timberland Co. - Class A (c)	25	1,066
Tower International Inc. (c)	4	78
Town Sports International Holdings Inc.	12	95
True Religion Apparel Inc. (c)	16	458
Tuesday Morning Corp. (c)	27	124
U.S. Auto Parts Network Inc. (c)	9	65
Unifi Inc. (c)	10	135
Universal Electronics Inc. (c)	9	215
Universal Technical Institute Inc. (c)	13	257
Vail Resorts Inc.	23	1,057
Valassis Communications Inc. (c) (e)	32	957
Value Line Inc. (e)	1	8
ValueVision Media Inc.	25	190
Vera Bradley Inc. (c) (e)	12	468
Vitamin Shoppe Inc. (c)	15	703
Warnaco Group Inc. (c)	28	1,441
Warner Music Group Corp. (c)	36	296
West Marine Inc. (c)	9	93
Westwood One Inc. (c) (e)	3	15
Wet Seal Inc. - Class A (c)	65	293
Weyco Group Inc.	4	109
Winmark Corp. (e)	1	56
Winnebago Industries Inc. (c)	17	164
Wolverine World Wide Inc.	31	1,298
World Wrestling Entertainment Inc. - Class A (e)	14	138
Zale Corp. (c)	19	109
Zumiez Inc. (c)	13	317

		105,463

CONSUMER STAPLES - 3.3%
A.T. Cross Co.	6	66
Alico Inc.	2	41
Alliance One International Inc. (c)	57	186
Andersons Inc.	12	498
Arden Group Inc. - Class A (e)	1	52
B&G Foods Inc.	30	629
Boston Beer Co. Inc. - Class A (c)	5	463
Cal-Maine Foods Inc. (e)	9	298
Calavo Growers Inc. (e)	7	155
Casey’s General Stores Inc.	24	1,055
Central European Distribution Corp. (e)	44	494
Central Garden & Pet Co. - Class A (c)	30	303
Chiquita Brands International Inc. (c)	27	354
Coca-Cola Bottling Co. Consolidated	3	174
Craft Brewers Alliance Inc. (e)	6	54
Darling International Inc. (c)	73	1,292
Diamond Foods Inc. (e)	14	1,076
Dole Food Co. Inc. (c) (e)	23	308
Elizabeth Arden Inc. (c)	15	431
Farmer Bros. Co.	3	31
Female Health Co. (e)	7	35
Fresh Del Monte Produce Inc.	24	644
Griffin Land & Nurseries Inc. - Class A	2	50

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (P)	Value
Hain Celestial Group Inc. (c)	23	755
Harbinger Group Inc. (c)	4	24
Heckmann Corp. (c)	57	343
Imperial Sugar Co.	9	173
Ingles Markets Inc. - Class A	9	144
Inter Parfums Inc.	10	226
J&J Snack Foods Corp.	9	447
Lancaster Colony Corp.	12	730
Lifeway Foods Inc. (c) (e)	2	25
Limoneira Co. (e)	4	98
Medifast Inc. (c) (e)	8	191
MGP Ingredients Inc.	6	51
Nash Finch Co.	8	302
National Beverage Corp.	8	111
Natures Sunshine Products Inc. (c) (e)	7	134
Nu Skin Enterprises Inc. - Class A	34	1,284
Nutraceutical International Corp. (c)	5	75
Oil-Dri Corp. of America	2	49
Omega Protein Corp.	12	162
Pantry Inc. (c)	15	287
Pilgrim’s Pride Corp. (c) (e)	31	170
Prestige Brands Holdings Inc. (c)	31	402
PriceSmart Inc.	11	568
Primo Water Corp. (c) (e)	8	120
Revlon Inc. - Class A (c)	6	98
Rite Aid Corp. (c)	350	466
Ruddick Corp.	31	1,334
Sanderson Farms Inc. (e)	14	664
Schiff Nutrition International Inc.	9	102
Seneca Foods Corp. - Class A (c)	5	130
Smart Balance Inc. (c)	35	183
Snyders-Lance Inc.	29	630
Spartan Stores Inc.	15	295
Spectrum Brands Holdings Inc. (c) (e)	11	355
Star Scientific Inc. (c) (e)	63	283
Susser Holdings Corp. (c)	3	54
Synutra International Inc. (c) (e)	13	128
The Fresh Market Inc. (c) (e)	17	671
Tootsie Roll Industries Inc.	16	468
TreeHouse Foods Inc. (c)	22	1,223
United Natural Foods Inc. (c)	31	1,318
Universal Corp.	15	567
USANA Health Sciences Inc. (c) (e)	4	115
Vector Group Ltd. (e)	30	528
Village Super Market Inc. - Class A	4	106
WD-40 Co.	10	407
Weis Markets Inc.	7	282
Winn-Dixie Stores Inc. (c)	37	310

		26,277
ENERGY - 6.9%
Abraxas Petroleum Corp. (c) (e)	54	205
Alon USA Energy Inc.	5	52
Amyris Inc. (c) (e)	11	304
Apco Oil And Gas International Inc. (e)	6	487
Approach Resources Inc. (c) (e)	14	316
ATP Oil & Gas Corp. (c) (e)	29	447
Basic Energy Services Inc. (c)	15	464
Berry Petroleum Co. - Class A	33	1,746
Bill Barrett Corp. (c) (e)	29	1,344
BPZ Resources Inc. (c) (e)	61	201
Bristow Group Inc.	23	1,185
Cal Dive International Inc. (c)	58	345
Callon Petroleum Co. (c)	22	157
CAMAC Energy Inc. (c) (e)	26	34
Carrizo Oil & Gas Inc. (c)	24	1,014
Cheniere Energy Inc. (c) (e)	44	400
Clayton Williams Energy Inc. (c)	4	215

	Shares/Par (P)	Value
Clean Energy Fuels Corp. (c) (e)	30	390
Cloud Peak Energy Inc. (c)	38	800
Complete Production Services Inc. (c)	49	1,630
Comstock Resources Inc. (c)	29	832
Contango Oil & Gas Co. (c)	7	425
Crimson Exploration Inc.	13	47
Crosstex Energy Inc.	27	317
CVR Energy Inc. (c)	54	1,326
Dawson Geophysical Co. (c)	5	175
Delek US Holdings Inc.	9	140
DHT Holdings Inc. (e)	40	152
Dril-Quip Inc. (c)	21	1,446
Endeavour International Corp. (c) (e)	23	348
Energy Partners Ltd. (c)	18	271
Energy XXI Bermuda Ltd. (c)	47	1,572
Evolution Petroleum Corp. (c)	8	56
Exterran Holdings Inc. (c)	39	769
Frontline Ltd. (e)	31	461
FX Energy Inc. (c) (e)	32	279
Gastar Exploration Ltd. (c)	34	115
General Maritime Corp. (e)	77	104
Geokinetics Inc.	6	51
GeoResources Inc. (c)	12	281
Gevo Inc. (c)	3	47
Global Geophysical Services Inc. (c)	11	198
Global Industries Ltd. (c)	65	356
GMX Resources Inc. (c) (e)	39	174
Golar LNG Ltd. (e)	23	812
Goodrich Petroleum Corp. (c) (e)	16	302
Green Plains Renewable Energy Inc. (c) (e)	11	115
Gulf Island Fabrication Inc.	9	295
Gulfmark Offshore Inc. - Class A (c)	14	633
Gulfport Energy Corp. (c)	24	717
Hallador Energy Co. (e)	2	20
Harvest Natural Resources Inc. (c) (e)	21	226
Helix Energy Solutions Group Inc. (c)	66	1,093
Hercules Offshore Inc. (c)	74	407
Hornbeck Offshore Services Inc. (c) (e)	15	412
Houston American Energy Corp. (e)	12	224
Hyperdynamics Corp.	94	406
ION Geophysical Corp. (c)	82	780
Isramco Inc. (c) (e)	—	30
James River Coal Co. (c) (e)	22	456
Key Energy Services Inc. (c)	78	1,407
Knightsbridge Tankers Ltd. (e)	15	328
Kodiak Oil & Gas Corp. (c) (e)	113	650
L&L Energy Inc. (c) (e)	12	61
Lufkin Industries Inc.	19	1,655
Magnum Hunter Resources Corp. (c) (e)	69	469
Matrix Service Co. (c)	18	235
McMoRan Exploration Co. (c)	62	1,140
Miller Energy Resources Inc. (c) (e)	19	123
Mitcham Industries Inc. (c)	6	105
Natural Gas Services Group Inc. (c)	8	136
Newpark Resources Inc. (c)	57	521
Nordic American Tanker Shipping Ltd. (e)	30	678
Northern Oil and Gas Inc. (c) (e)	39	872
Oasis Petroleum Inc. (c)	37	1,099
Overseas Shipholding Group Inc.	16	430
OYO Geospace Corp. (c)	3	262
Panhandle Oil and Gas Inc. - Class A (e)	5	134
Parker Drilling Co. (c)	75	439
Patriot Coal Corp. (c)	57	1,267
Penn Virginia Corp.	28	368
Petroleum Development Corp. (c)	15	445
PetroQuest Energy Inc. (c) (e)	35	249
PHI Inc. (c)	8	174
Pioneer Drilling Co. (c)	36	543

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Rentech Inc. (c) (e)	148	157
Resolute Energy Corp. (c) (e)	28	445
Rex Energy Corp. (c)	20	205
Rex Stores Corp. (c)	4	71
Rosetta Resources Inc. (c)	34	1,746
Scorpio Tankers Inc. (c)	15	146
SemGroup Corp.	25	647
Ship Finance International Ltd. (e)	28	502
Solazyme Inc. (e)	7	153
Stone Energy Corp. (c)	31	929
Swift Energy Co. (c)	27	1,009
Syntroleum Corp. (c) (e)	47	69
Targa Resources Corp.	10	334
Teekay Tankers Ltd. - Class A (e)	25	236
Tesco Corp. (c)	19	369
Tetra Technologies Inc. (c)	49	628
Triangle Petroleum Corp.	26	168
Union Drilling Inc. (c)	10	106
Ur-Energy Inc. (e)	63	100
Uranerz Energy Corp. (e)	39	118
Uranium Energy Corp. (c) (e)	37	112
Uranium Resources Inc. (e)	57	95
USEC Inc. (c) (e)	76	252
VAALCO Energy Inc. (c)	31	187
Vantage Drilling Co. (c)	97	176
Venoco Inc. (c)	18	234
Voyager Oil & Gas Inc.	29	85
W&T Offshore Inc. (e)	22	573
Warren Resources Inc. (c)	46	174
Western Refining Inc. (c) (e)	32	577
Westmoreland Coal Co.	6	107
Willbros Group Inc. (c)	25	211
World Fuel Services Corp.	44	1,587
Zion Oil & Gas Inc. (e)	15	91

		54,995

FINANCIALS - 20.3%
1st Source Corp.	10	199
1st United Bancorp Inc. (c)	15	94
Abington Bancorp Inc.	14	144
Acadia Realty Trust	25	501
Advance America Cash Advance Centers Inc.	36	246
Agree Realty Corp.	6	141
Alexander’s Inc.	1	511
Alliance Financial Corp.	3	86
Alterra Capital Holdings Ltd.	57	1,263
American Assets Trust Inc.	20	439
American Campus Communities Inc.	42	1,491
American Equity Investment Life Holding Co.	37	465
American Safety Insurance Holdings Ltd. (c)	7	139
Ameris Bancorp (c)	13	116
Amerisafe Inc. (c)	12	281
Ames National Corp. (e)	4	81
AmTrust Financial Services Inc.	14	327
Anworth Mortgage Asset Corp.	80	600
Apollo Commercial Real Estate Finance Inc. (e)	11	182
Apollo Investment Corp.	122	1,245
Argo Group International Holdings Ltd.	17	511
Arlington Asset Investment Corp. - Class A (e)	5	160
ARMOUR Residential REIT Inc. (e)	30	220
Arrow Financial Corp.	5	131
Artio Global Investors Inc.	19	220
Ashford Hospitality Trust Inc.	29	361
Associated Estates Realty Corp.	25	408
Astoria Financial Corp.	55	705
Avatar Holdings Inc. (c)	7	102
Baldwin & Lyons Inc. - Class B	5	120
BancFirst Corp.	4	159

	Shares/Par (p)	Value
Banco Latinoamericano de Comercio Exterior SA - Class E	18	304
Bancorp Inc. (c)	16	169
Bancorp Rhode Island Inc.	2	97
BancorpSouth Inc.	51	629
Bank Mutual Corp.	26	97
Bank of Kentucky Financial Corp.	3	78
Bank of Marin Bancorp. (e)	3	117
Bank of the Ozarks Inc.	9	450
BankFinancial Corp.	10	85
Banner Corp.	10	176
Beneficial Mutual Bancorp Inc. (c)	21	176
Berkshire Hills Bancorp Inc.	11	243
BGC Partners Inc. - Class A	47	364
BioMed Realty Trust Inc.	82	1,582
BlackRock Kelso Capital Corp. (e)	47	422
BofI Holding Inc. (c) (e)	4	54
Boston Private Financial Holdings Inc.	47	307
Bridge Bancorp Inc.	4	90
Bridge Capital Holdings (e)	6	61
Brookline Bancorp Inc.	39	359
Bryn Mawr Bank Corp.	6	121
Calamos Asset Management Inc. - Class A	12	173
California First National Bancorp.	1	14
Camden National Corp.	5	160
Campus Crest Communities Inc.	20	254
Cape Bancorp Inc. (e)	7	70
Capital Bank Corp.	8	30
Capital City Bank Group Inc. (e)	5	55
Capital Southwest Corp.	2	148
CapLease Inc.	46	226
Capstead Mortgage Corp.	49	655
Cardinal Financial Corp.	19	205
Cardtronics Inc. (c)	27	625
Cascade Bancorp	4	37
Cash America International Inc.	18	1,066
Cathay General Bancorp	50	821
CBL & Associates Properties Inc.	93	1,680
Cedar Shopping Centers Inc.	37	189
Center Bancorp Inc.	7	77
Center Financial Corp. (c)	24	154
CenterState Banks of Florida Inc.	17	115
Central Pacific Financial Corp. (e)	9	124
Century Bancorp. Inc. - Class A	2	42
Charter Financial Corp. (e)	4	41
Chatham Lodging Trust	7	116
Chemical Financial Corp.	17	321
Chesapeake Lodging Trust	20	341
CIFC Deerfield Corp. (e)	7	49
Citizens & Northern Corp.	8	121
Citizens Inc. - Class A (c)	22	152
City Holdings Co. (e)	11	347
Clifton Savings Bancorp Inc.	5	52
CNB Financial Corp. (e)	6	78
CNO Financial Group Inc. (c)	140	1,110
CoBiz Financial Inc.	18	120
Cogdell Spencer Inc.	30	179
Cohen & Steers Inc. (e)	11	356
Colonial Properties Trust	53	1,078
Colony Financial Inc.	22	393
Columbia Banking System Inc.	26	445
Community Bank System Inc.	23	567
Community Trust Bancorp Inc.	8	227
Compass Diversified Holdings (e)	24	399
Consolidated-Tomoka Land Co. (e)	3	90
Coresite Realty Corp.	13	212
Cousins Properties Inc.	60	510
Cowen Group Inc. - Class A (c) (e)	46	171

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Crawford & Co. - Class B	19	133
Credit Acceptance Corp. (c)	4	351
CreXus Investment Corp.	34	375
CVB Financial Corp. (e)	59	544
Cypress Sharpridge Investments Inc. (e)	51	659
Danvers BanCorp Inc.	12	264
DCT Industrial Trust Inc.	156	814
Delphi Financial Group Inc. - Class A	30	879
Diamond Hill Investment Group Inc.	2	129
DiamondRock Hospitality Co.	107	1,146
Dime Community Bancshares Inc.	18	263
Dollar Financial Corp. (c)	28	603
Donegal Group Inc. - Class A	5	67
Doral Financial Corp. (c)	78	152
Duff & Phelps Corp. - Class A	17	223
DuPont Fabros Technology Inc. (e)	36	919
Dynex Capital Inc.	25	243
Eagle Bancorp Inc. (c)	11	144
EastGroup Properties Inc.	17	743
Edelman Financial Group Inc.	14	114
Education Realty Trust Inc.	46	392
eHealth Inc. (c) (e)	14	182
EMC Insurance Group Inc.	3	49
Employer Holdings Inc.	26	441
Encore Bancshares Inc. (c) (e)	4	52
Encore Capital Group Inc. (c)	10	308
Enstar Group Ltd. (c)	4	453
Enterprise Bancorp Inc. (e)	4	53
Enterprise Financial Services Corp.	11	148
Entertainment Properties Trust	29	1,366
Epoch Holding Corp.	8	143
Equity Lifestyle Properties Inc.	16	997
Equity One Inc.	33	623
ESB Financial Corp. (e)	6	76
ESSA BanCorp Inc.	8	103
Evercore Partners Inc. - Class A	12	408
Excel Trust Inc. (e)	11	123
Extra Space Storage Inc.	59	1,268
EZCORP Inc. - Class A (c)	29	1,041
FBL Financial Group Inc. - Class A	8	273
FBR Capital Markets Corp. (c)	28	97
Federal Agricultural Mortgage Corp. - Class C (e)	6	143
FelCor Lodging Trust Inc. (c)	82	435
Fifth Street Finance Corp. (e)	43	494
Financial Engines Inc. (c)	24	609
Financial Institutions Inc.	9	153
First American Financial Corp.	66	1,026
First Bancorp Inc. (e)	4	60
First Bancorp Inc. (e)	10	103
First Busey Corp.	48	254
First Cash Financial Services Inc. (c)	19	805
First Commonwealth Financial Corp.	64	367
First Community Bancshares Inc.	10	141
First Defiance Financial Corp.	6	87
First Financial Bancorp	38	630
First Financial Bankshares Inc. (e)	20	700
First Financial Corp.	7	215
First Financial Holdings Inc.	10	92
First Industrial Realty Trust Inc. (c)	48	552
First Interstate BancSystem Inc.	8	123
First Marblehead Corp. (c)	33	58
First Merchants Corp.	16	140
First Midwest Bancorp Inc.	46	566
First of Long Island Corp.	4	118
First PacTrust Bancorp Inc. (e)	5	77
First Potomac Realty Trust	32	492
FirstMerit Corp.	69	1,147

	Shares/Par (p)	Value
Flagstar Bancorp Inc. (c)	120	143
Flagstone Reinsurance Holdings SA	33	275
Flushing Financial Corp.	19	242
FNB Corp.	78	809
Forestar Group Inc. (c)	22	369
Fortegra Financial Corp. (c)	4	29
Fox Chase Bancorp Inc.	9	121
FPIC Insurance Group Inc. (c)	5	222
Franklin Financial Corp.	8	102
Franklin Street Properties Corp. (e)	43	555
FXCM Inc. - Class A (e)	14	136
Gain Capital Holdings Inc. (c) (e)	6	38
GAMCO Investors Inc.	4	206
German American Bancorp Inc. (e)	8	128
Getty Realty Corp. (e)	15	390
GFI Group Inc.	44	202
Glacier Bancorp Inc.	47	631
Gladstone Capital Corp.	13	121
Gladstone Commercial Corp.	5	85
Gladstone Investment Corp.	11	77
Gleacher & Co. Inc. (c)	57	115
Glimcher Realty Trust	62	592
Global Indemnity Plc (c)	9	193
Golub Capital BDC Inc.	6	89
Government Properties Income Trust	18	490
Great Southern Bancorp Inc. (e)	5	98
Greenlight Capital Re Ltd. - Class A (c)	17	456
Hallmark Financial Services Inc. (c)	6	50
Hampton Roads Bankshares Inc.	6	59
Hancock Holding Co.	48	1,481
Hanmi Financial Corp. (c)	63	67
Harleysville Group Inc.	7	221
Harris & Harris Group Inc. (c)	20	103
Hatteras Financial Corp.	47	1,319
Healthcare Realty Trust Inc.	46	948
Heartland Financial USA Inc.	7	108
Hercules Technology Growth Capital Inc.	27	283
Heritage Commerce Corp. (e)	13	65
Heritage Financial Corp.	8	102
Hersha Hospitality Trust	88	491
HFF Inc. - Class A (c)	18	270
Highwoods Properties Inc.	46	1,524
Hilltop Holdings Inc. (c)	27	237
Home Bancshares Inc.	15	346
Home Federal Bancorp Inc.	11	116
Home Properties Inc.	24	1,486
Horace Mann Educators Corp.	26	404
Hudson Pacific Properties Inc.	12	194
Hudson Valley Holding Corp.	8	153
IberiaBank Corp.	17	996
Imperial Holdings Inc. (c)	11	109
Independence Holding Co. (e)	4	47
Independent Bank Corp.	13	352
Infinity Property & Casualty Corp.	8	451
Inland Real Estate Corp.	48	424
International Bancshares Corp.	33	552
INTL FCStone Inc. (c)	8	189
Invesco Mortgage Capital Inc.	46	978
Investment Technology Group Inc. (c)	28	392
Investors Bancorp Inc. (c)	30	430
Investors Real Estate Trust	48	419
iStar Financial Inc. (c)	58	468
JMP Group Inc.	9	61
Kansas City Life Insurance Co. (e)	2	67
KBW Inc.	23	425
Kearny Financial Corp.	9	78
Kennedy-Wilson Holdings Inc. (e)	15	179
Kilroy Realty Corp.	37	1,446

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Kite Realty Group Trust	36	180
Knight Capital Group Inc. - Class A (c)	66	724
Kohlberg Capital Corp. (e)	12	92
Ladenburg Thalmann Financial Services Inc. (c) (e)	49	68
Lakeland Bancorp Inc.	13	131
Lakeland Financial Corp.	10	227
LaSalle Hotel Properties	54	1,414
Lexington Realty Trust (e)	72	656
LTC Properties Inc.	19	522
Maiden Holdings Ltd.	32	290
Main Street Capital Corp. (e)	12	220
MainSource Financial Group Inc.	12	103
MarketAxess Holdings Inc.	17	427
Marlin Business Services Inc. (c)	5	58
MB Financial Inc.	34	653
MCG Capital Corp.	48	289
Meadowbrook Insurance Group Inc.	33	331
Medallion Financial Corp.	7	70
Medical Properties Trust Inc.	71	812
Medley Capital Corp.	7	79
Merchants Bancshares Inc.	2	51
Meridian Interstate BanCorp Inc. (c)	4	59
Metro Bancorp Inc. (c)	7	84
MF Global Holdings Ltd. (c)	102	787
MFA Financial Inc.	222	1,787
MGIC Investment Corp. (c)	118	701
Mid-America Apartment Communities Inc.	23	1,549
Midsouth Bancorp Inc.	5	65
Mission West Properties Inc.	12	102
Monmouth Real Estate Investment Corp. - Class A	22	186
Montpelier Re Holdings Ltd.	39	700
MPG Office Trust Inc. (c) (e)	38	109
MVC Capital Inc. (e)	16	209
Nara Bancorp Inc. (c)	24	192
National Bankshares Inc. (e)	4	90
National Financial Partners Corp. (c)	26	298
National Health Investors Inc.	15	673
National Interstate Corp.	4	98
National Penn Bancshares Inc.	81	642
National Retail Properties Inc. (e)	52	1,285
National Western Life Insurance Co. - Class A	1	236
Navigators Group Inc. (c)	8	397
NBT Bancorp Inc.	23	501
Nelnet Inc. - Class A	16	353
Netspend Holdings Inc. (c) (e)	19	188
New Mountain Finance Corp. (e)	4	56
Newcastle Investment Corp. (e)	48	275
NewStar Financial Inc. (c)	17	176
NGP Capital Resources Co.	15	120
Nicholas Financial Inc. (e)	6	70
Northfield Bancorp Inc. (e)	11	153
NorthStar Realty Finance Corp.	60	242
Northwest Bancshares Inc.	67	838
OceanFirst Financial Corp.	8	102
Ocwen Financial Corp. (c)	49	619
Old National Bancorp	58	628
Omega Healthcare Investors Inc.	63	1,332
OmniAmerican Bancorp Inc. (c)	8	114
One Liberty Properties Inc.	8	127
OneBeacon Insurance Group Ltd.	13	180
Oppenheimer Holdings Inc. - Class A	6	163
optionsXpress Holdings Inc.	26	431
Oriental Financial Group Inc.	31	397
Oritani Financial Corp.	34	434
Orrstown Financial Services Inc.	5	124
Pacific Capital Bancorp NA	2	79

	Shares/Par (p)	Value
Pacific Continental Corp.	11	99
PacWest Bancorp	19	388
Park National Corp. (e)	8	538
Park Sterling Corp.	17	86
Parkway Properties Inc.	14	245
Pebblebrook Hotel Trust	31	621
PennantPark Investment Corp.	29	330
Penns Woods Bancorp Inc. (e)	2	58
Pennsylvania Real Estate Investment Trust	36	568
Pennymac Mortgage Investment Trust	19	307
Peoples Bancorp Inc.	5	54
PHH Corp. (c)	35	723
Phoenix Cos. Inc. (c)	77	191
Pico Holdings Inc. (c)	15	432
Pinnacle Financial Partners Inc. (c)	22	343
Piper Jaffray Cos. (c)	10	281
Platinum Underwriters Holdings Ltd.	24	806
PMI Group Inc. (c)	88	95
Portfolio Recovery Associates Inc. (c)	11	931
Post Properties Inc.	31	1,276
Potlatch Corp.	26	911
Presidential Life Corp.	12	127
Primerica Inc.	21	463
Primus Guaranty Ltd. (c) (e)	12	61
PrivateBancorp Inc.	37	516
ProAssurance Corp. (c)	19	1,341
Prospect Capital Corp. (e)	63	640
Prosperity Bancshares Inc.	30	1,315
Provident Financial Services Inc.	39	562
Provident New York Bancorp	24	199
PS Business Parks Inc.	11	633
Pzena Investment Management Inc. - Class A	4	23
Radian Group Inc.	82	346
RAIT Financial Trust (e)	83	175
Ramco-Gershenson Properties Trust	24	295
Redwood Trust Inc. (e)	49	748
Renasant Corp. (e)	15	215
Republic Bancorp Inc. - Class A	6	121
Resource Capital Corp.	42	263
Retail Opportunity Investments Corp.	26	282
RLI Corp.	11	706
RLJ Lodging Trust	17	290
Rockville Financial Inc. (e)	18	180
Roma Financial Corp.	4	45
S&T Bancorp Inc. (e)	17	325
Sabra Healthcare REIT Inc.	15	250
Safety Insurance Group Inc.	8	321
Sandy Spring Bancorp Inc.	14	257
Saul Centers Inc.	4	164
SCBT Financial Corp.	9	261
SeaBright Insurance Holdings Inc.	13	133
Seacoast Banking Corp. of Florida	44	66
Selective Insurance Group	35	566
Sierra Bancorp (e)	7	82
Signature Bank (c)	26	1,504
Simmons First National Corp. - Class A	11	273
Solar Capital Ltd.	22	549
Solar Senior Capital Ltd.	5	89
Southside Bancshares Inc.	10	191
Southwest Bancorp Inc. (c)	12	114
Sovran Self Storage Inc.	18	735
STAG Industrial Inc. (e)	10	118
Starwood Property Trust Inc.	58	1,194
State Auto Financial Corp.	8	146
State Bancorp. Inc.	11	147
State Bank Financial Corp.	19	314
StellarOne Corp.	14	173
Sterling Bancorp	20	194

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Sterling Bancshares Inc.	64	520
Sterling Financial Corp. (e)	16	262
Stewart Information Services Corp.	10	101
Stifel Financial Corp. (c)	34	1,204
Strategic Hotels & Resorts Inc. (c)	109	770
Suffolk Bancorp	7	97
Summit Hotel Properties Inc.	16	180
Sun Bancorp Inc.	23	83
Sun Communities Inc.	13	495
Sunstone Hotel Investors Inc. (c)	73	677
Susquehanna Bancshares Inc.	83	663
SVB Financial Group (c)	27	1,601
SWS Group Inc.	20	119
SY Bancorp Inc.	7	170
Symetra Financial Corp.	41	551
Tanger Factory Outlet Centers Inc.	51	1,364
Taylor Capital Group Inc. (c) (e)	5	42
Tejon Ranch Co. (c)	9	290
Terreno Realty Corp	7	113
Territorial Bancorp Inc.	8	159
Texas Capital Bancshares Inc. (c)	23	607
THL Credit Inc.	5	63
TICC Capital Corp. (e)	18	178
Tompkins Financial Corp.	5	190
Tower Bancorp Inc.	6	173
Tower Group Inc.	24	570
TowneBank (e)	14	183
Triangle Capital Corp. (e)	12	230
Trico Bancshares (e)	9	137
TrustCo Bank Corp.	49	242
Trustmark Corp. (e)	41	967
Two Harbors Investment Corp.	55	596
U-Store-It Trust	65	680
UMB Financial Corp.	20	848
UMH Properties Inc.	8	80
Umpqua Holdings Corp.	73	845
Union First Market Bankshares Corp.	11	137
United Bankshares Inc. (e)	27	667
United Community Banks Inc. (c)	12	130
United Financial Bancorp Inc.	9	137
United Fire & Casualty Co.	13	234
Universal Health Realty Income Trust	7	298
Universal Insurance Holdings Inc.	9	44
Univest Corp. of Pennsylvania	9	146
Urstadt Biddle Properties Inc. - Class A	14	250
ViewPoint Financial Group	21	295
Virginia Commerce Bancorp (c)	11	64
Virtus Investment Partners Inc. (c)	3	186
Walker & Dunlop Inc. (c)	7	87
Walter Investment Management Corp.	15	338
Washington Banking Co. (e)	8	106
Washington REIT	41	1,342
Washington Trust Bancorp Inc.	9	197
Webster Financial Corp.	46	963
WesBanco Inc.	14	269
West Bancorp Inc.	8	67
West Coast Bancorp (c)	12	205
Westamerica Bancorporation	19	917
Western Alliance Bancorp (c)	41	291
Westfield Financial Inc.	15	123
Westwood Holdings Group Inc.	4	143
Whitestone REIT (e)	5	58
Wilshire Bancorp Inc. (c)	29	85
Winthrop Realty Trust	19	226
Wintrust Financial Corp.	22	706
World Acceptance Corp. (c) (e)	10	670
WSFS Financial Corp.	3	135

		161,885

	Shares/Par (p)	Value
HEALTH CARE - 12.4%
Abaxis Inc. (c)	14	389
Abiomed Inc. (c) (e)	19	305
Accelrys Inc. (c)	34	241
Accretive Health Inc. (c) (e)	25	706
Accuray Inc. (c)	43	341
Achillion Pharmaceuticals Inc.	24	180
Acorda Therapeutics Inc. (c)	25	802
Acura Pharmaceuticals Inc. (c) (e)	4	14
Aegerion Pharmaceuticals Inc. (c) (e)	4	60
Affymax Inc. (c)	21	146
Affymetrix Inc. (c)	48	379
Air Methods Corp. (c)	7	517
Akorn Inc. (c) (e)	37	262
Albany Molecular Research Inc. (c)	15	71
Align Technology Inc. (c)	38	875
Alimera Sciences Inc. (c) (e)	4	29
Alkermes Inc. (c)	61	1,139
Alliance HealthCare Services Inc. (c)	19	71
Allos Therapeutics Inc. (c)	47	101
Almost Family Inc. (c)	5	131
Alnylam Pharmaceuticals Inc. (c)	24	228
Alphatec Holdings Inc. (c) (e)	28	96
AMAG Pharmaceuticals Inc. (c)	14	269
Amedisys Inc. (c)	19	497
American Dental Partners Inc. (c)	10	124
Amicus Therapeutics Inc.	10	57
AMN Healthcare Services Inc. (c)	28	232
Ampio Pharmaceuticals Inc. (e)	12	94
Amsurg Corp. (c)	20	530
Anacor Pharmaceuticals Inc. (c) (e)	12	77
Analogic Corp.	8	437
AngioDynamics Inc. (c)	17	238
Antares Pharma Inc. (c)	57	126
Anthera Pharmaceuticals Inc.	10	85
Ardea Biosciences Inc. (c)	10	244
Arena Pharmaceuticals Inc. (c) (e)	88	120
Ariad Pharmaceuticals Inc. (c)	82	934
ArQule Inc. (c)	32	201
Array BioPharma Inc. (c)	35	79
ArthroCare Corp. (c)	17	577
Assisted Living Concepts Inc. - Class A	12	201
athenahealth Inc. (c) (e)	22	907
AtriCure Inc.	9	110
Atrion Corp.	1	181
Auxilium Pharmaceuticals Inc. (c)	30	584
AVANIR Pharmaceuticals - Class A (c) (e)	77	259
AVEO Pharmaceuticals Inc. (c)	16	338
AVI BioPharma Inc. (c) (e)	96	138
Bacterin International Holdings Inc. (e)	14	38
BG Medicine Inc. (e)	5	37
Bio-Reference Labs Inc. (c) (e)	15	317
BioCryst Pharmaceuticals Inc. (c) (e)	16	60
Biolase Technology Inc. (e)	17	89
BioMimetic Therapeutics Inc. (c)	11	55
Biosante Pharmaceuticals Inc. (c) (e)	55	152
BioScrip Inc. (c)	27	175
BioSpecifics Technologies Corp. (c)	3	68
Biotime Inc. (c) (e)	17	88
Cadence Pharmaceuticals Inc. (c) (e)	24	217
Caliper Life Sciences Inc. (c)	29	238
Cambrex Corp. (c)	23	105
Cantel Medical Corp.	8	207
Capital Senior Living Corp. (c)	20	186
CardioNet Inc. (c)	16	86
Cardiovascular Systems Inc.	8	117
Cell Therapeutics Inc. (e)	102	160

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Celldex Therapeutics Inc. (c) (e)	23	80
Centene Corp. (c)	31	1,103
Cepheid Inc. (c)	38	1,327
Cerus Corp. (c) (e)	32	95
Chelsea Therapeutics International Inc. (c) (e)	33	169
Chemed Corp.	13	864
Chindex International Inc. (c) (e)	9	117
Cleveland Biolabs Inc. (e)	14	49
Codexis Inc. (c)	15	145
Columbia Laboratories Inc.	45	138
Complete Genomics Inc. (c) (e)	6	93
Computer Programs & Systems Inc.	7	438
Conceptus Inc. (c)	20	232
Conmed Corp. (c)	18	520
Continucare Corp. (c)	22	133
Corcept Therapeutics Inc. (c)	22	89
Cornerstone Therapeutics Inc. (c)	3	26
Corvel Corp. (c)	4	189
Cross Country Healthcare Inc. (c)	21	159
CryoLife Inc. (c)	17	94
Cubist Pharmaceuticals Inc. (c)	37	1,330
Curis Inc. (c) (e)	50	178
Cyberonics Inc. (c)	18	507
Cynosure Inc. - Class A (c)	6	70
Cytori Therapeutics Inc. (c) (e)	26	126
Delcath Systems Inc. (c) (e)	27	140
DepoMed Inc. (c) (e)	34	282
DexCom Inc. (c)	42	613
Durect Corp. (c)	54	110
DUSA Pharmaceuticals Inc.	15	92
Dyax Corp. (c)	60	120
Dynavax Technologies Inc. (c) (e)	73	200
Dynavox Inc. - Class A (c) (e)	5	38
Emergent BioSolutions Inc. (c)	15	342
Emeritus Corp. (c)	19	404
Endocyte Inc. (c) (e)	9	125
Endologix Inc. (c)	33	305
Ensign Group Inc.	10	309
Enzo Biochem Inc. (c)	21	88
Enzon Pharmaceuticals Inc. (c)	28	282
Epocrates Inc. (c) (e)	3	60
eResearch Technology Inc. (c)	31	200
Exact Sciences Corp. (c)	33	280
ExacTech Inc. (c)	4	68
ExamWorks Group Inc. (c) (e)	17	423
Exelixis Inc. (c)	82	733
Five Star Quality Care Inc. (c)	23	133
Fluidigm Corp. (c) (e)	4	65
Furiex Pharmaceuticals Inc. (c)	5	84
Genomic Health Inc. (c) (e)	11	295
Gentiva Health Services Inc. (c)	20	408
Geron Corp. (c) (e)	81	326
Greatbatch Inc. (c)	14	388
GTx Inc.	11	52
Haemonetics Corp. (c)	16	1,044
Halozyme Therapeutics Inc. (c)	50	343
Hanger Orthopedic Group Inc. (c)	21	509
Hansen Medical Inc. (c) (e)	36	122
Harvard Bioscience Inc.	14	74
Healthsouth Corp. (c)	59	1,544
HealthSpring Inc. (c)	42	1,958
HealthStream Inc.	9	124
Healthways Inc. (c)	22	333
HeartWare International Inc. (c) (e)	7	554
Hi-Tech Pharmacal Co. Inc. (c)	6	169
HMS Holdings Corp. (c)	18	1,358
ICU Medical Inc. (c)	7	305
Idenix Pharmaceuticals Inc. (c)	34	170

	Shares/Par (p)	Value
Immucor Inc. (c)	38	779
Immunogen Inc. (c) (e)	47	572
Immunomedics Inc. (c) (e)	43	174
Impax Laboratories Inc. (c)	40	881
Incyte Corp. (c) (e)	57	1,075
Infinity Pharmaceuticals Inc. (c)	12	98
Inhibitex Inc. (c)	39	152
Insmed Inc. (e)	15	181
Insulet Corp. (c)	29	637
Integra LifeSciences Holdings Corp. (c)	13	642
InterMune Inc. (c)	31	1,115
Invacare Corp.	18	602
IPC The Hospitalist Co. Inc. (c)	10	475
IRIS International Inc. (c)	8	84
Ironwood Pharmaceuticals Inc. (c) (e)	31	487
Isis Pharmaceuticals Inc. (c)	62	570
Ista Pharmaceuticals Inc.	16	120
Jazz Pharmaceuticals Inc. (c) (e)	14	457
Kendle International Inc. (c)	11	168
Kensey Nash Corp. (c)	5	117
Keryx Biopharmaceuticals Inc. (c) (e)	37	175
Kindred Healthcare Inc. (c)	33	717
KV Pharmaceutical Co. - Class A (e)	31	85
Landauer Inc.	6	376
Lannett Co. Inc. (c) (e)	11	55
Lexicon Pharmaceuticals Inc. (c) (e)	128	226
LHC Group Inc. (c)	10	237
Ligand Pharmaceuticals Inc. (c)	12	141
Luminex Corp. (c)	24	506
Magellan Health Services Inc. (c)	20	1,101
MAKO Surgical Corp. (c) (e)	20	587
MannKind Corp. (c) (e)	46	175
MAP Pharmaceuticals Inc. (c)	14	217
Masimo Corp.	33	973
Maxygen Inc.	17	93
MedAssets Inc. (c)	30	397
MedCath Corp. (c)	14	185
Medical Action Industries Inc. (c)	10	84
Medicines Co. (c)	33	549
Medicis Pharmaceutical Corp. - Class A	38	1,451
Medidata Solutions Inc. (c)	12	287
Medivation Inc. (c)	20	422
MedQuist Holdings Inc.	19	248
MEDTOX Scientific Inc.	5	80
Merge Healthcare Inc. (c)	32	164
Meridian Bioscience Inc.	25	611
Merit Medical Systems Inc. (c)	23	418
Metabolix Inc. (c) (e)	22	154
Metropolitan Health Networks Inc. (c)	30	141
Micromet Inc. (c) (e)	60	346
Molina Healthcare Inc. (c)	17	474
Momenta Pharmaceuticals Inc. (c) (e)	29	557
MWI Veterinary Supply Inc. (c)	8	646
Nabi Biopharmaceuticals (c)	28	151
National Healthcare Corp.	6	316
National Research Corp.	1	28
Natus Medical Inc. (c)	19	284
Nektar Therapeutics (c)	70	511
Neogen Corp. (c)	15	666
Neoprobe Corp. (e)	54	179
NeoStem Inc. (c) (e)	14	20
Neurocrine Biosciences Inc. (c)	30	238
Novavax Inc. (c) (e)	51	102
NPS Pharmaceuticals Inc. (c)	53	498
NuVasive Inc. (c)	25	822
NxStage Medical Inc. (c)	28	575
Nymox Pharmaceutical Corp. (c) (e)	10	83
Obagi Medical Products Inc. (c)	9	87

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Omnicell Inc. (c)	21	324
OncoGenex Pharmaceutical Inc.	6	100
Oncothyreon Inc. (e)	25	232
Onyx Pharmaceuticals Inc. (c)	40	1,419
Opko Health Inc. (c) (e)	68	250
Optimer Pharmaceuticals Inc. (c) (e)	29	344
OraSure Technologies Inc. (c)	28	242
Orexigen Therapeutics Inc. (c) (e)	18	29
Orthofix International NV (c)	12	493
Osiris Therapeutics Inc. (c) (e)	13	99
Owens & Minor Inc.	41	1,400
Pacific Biosciences of California Inc. (c) (e)	21	245
Pacira Pharmaceuticals Inc.	3	36
Pain Therapeutics Inc. (c) (e)	21	80
Palomar Medical Technologies Inc. (c)	13	143
Par Pharmaceutical Cos. Inc. (c)	23	750
Parexel International Corp. (c)	37	871
PDL BioPharma Inc.	91	536
Peregrine Pharmaceuticals Inc. (c) (e)	40	74
Pharmacyclics Inc. (c)	28	289
PharmAthene Inc. (e)	22	64
PharMerica Corp. (c)	21	264
Pozen Inc. (c)	17	70
Progenics Pharmaceuticals Inc. (c)	17	122
Providence Services Corp. (c)	9	112
PSS World Medical Inc. (c)	35	975
Quality Systems Inc.	12	1,063
Questcor Pharmaceuticals Inc. (c)	33	803
Quidel Corp. (c) (e)	18	268
RadNet Inc. (e)	19	81
Raptor Pharmaceutical Corp. (e)	20	122
Rigel Pharmaceuticals Inc. (c)	43	390
Rockwell Medical Technologies Inc. (e)	10	125
RTI Biologics Inc. (c)	33	90
Rural/Metro Corp. (c)	13	225
Sagent Pharmaceuticals Inc. (e)	4	109
Salix Pharmaceuticals Ltd. (c)	36	1,431
Sangamo Biosciences Inc. (c) (e)	30	178
Santarus Inc. (c)	37	124
Savient Pharmaceuticals Inc. (c) (e)	47	352
Sciclone Pharmaceuticals Inc. (c)	27	161
Seattle Genetics Inc. (c) (e)	59	1,216
Select Medical Holdings Corp. (c)	28	250
Sequenom Inc. (c) (e)	65	490
SIGA Technologies Inc. (c) (e)	24	235
Skilled Healthcare Group Inc. - Class A (c)	12	117
Solta Medical Inc. (c)	41	112
SonoSite Inc. (c)	8	298
Spectranetics Corp. (c)	22	136
Spectrum Pharmaceuticals Inc. (c) (e)	31	291
Staar Surgical Co. (c)	24	125
Stereotaxis Inc. (c) (e)	20	72
STERIS Corp.	37	1,305
Sucampo Pharmaceuticals Inc. - Class A (c)	4	18
Sun Healthcare Group Inc. (c)	15	120
Sunesis Pharmaceuticals Inc. (e)	17	36
Sunrise Senior Living Inc. (c) (e)	35	334
SuperGen Inc. (c)	40	120
SurModics Inc. (c)	12	132
Symmetry Medical Inc. (c)	24	219
Synergetics USA Inc.	13	74
Synovis Life Technologies Inc. (c)	7	123
Synta Pharmaceuticals Corp. (c) (e)	14	69
Targacept Inc. (c)	17	362
Team Health Holdings Inc. (c)	16	371
Theravance Inc. (c)	43	944
Tornier BV	6	172
Transcend Services Inc. (c)	6	170

	Shares/Par (p)	Value
Transcept Pharmaceuticals Inc. (c)	3	31
Triple-S Management Corp. - Class B (c)	12	262
Trius Therapeutics Inc. (e)	4	31
Unilife Corp. (c) (e)	33	170
Universal American Corp.	20	219
Uroplasty Inc.	13	94
US Physical Therapy Inc.	7	182
Vanda Pharmaceuticals Inc. (c)	16	116
Vascular Solutions Inc. (c)	9	113
Vical Inc. (c) (e)	53	217
ViroPharma Inc. (c)	49	911
Vivus Inc. (c) (e)	50	404
Volcano Corp. (c)	32	1,030
WellCare Health Plans Inc. (c)	27	1,376
West Pharmaceutical Services Inc.	21	921
Wright Medical Group Inc. (c)	25	368
XenoPort Inc. (c)	21	148
Young Innovations Inc.	3	83
Zalicus Inc. (e)	55	131
ZIOPHARM Oncology Inc. (c) (e)	40	246
Zogenix Inc.	7	27
Zoll Medical Corp. (c)	14	788

		98,648

INDUSTRIALS - 15.3%
3D Systems Corp. (c) (e)	26	509
A123 Systems Inc. (c) (e)	58	310
AAON Inc. (e)	12	272
AAR Corp.	24	656
ABM Industries Inc. (e)	34	786
Acacia Research Corp. (c)	27	990
ACCO Brands Corp. (c)	37	287
Aceto Corp.	16	110
Active Power Inc.	49	119
Actuant Corp. - Class A	43	1,149
Acuity Brands Inc.	27	1,513
Advisory Board Co. (c)	10	561
AeroVironment Inc. (c)	11	374
Air Transport Services Group Inc (c)	34	234
Aircastle Ltd.	36	460
Alamo Group Inc.	3	81
Alaska Air Group Inc. (c)	23	1,541
Albany International Corp. - Class A	18	467
Allegiant Travel Co. (c)	10	495
Altra Holdings Inc. (c)	18	424
AMERCO (c)	6	539
Ameresco Inc. - Class A (c)	11	155
American Railcar Industries Inc. (c)	6	152
American Reprographics Co. (c)	22	156
American Science & Engineering Inc.	6	450
American Superconductor Corp. (c) (e)	31	283
American Woodmark Corp.	5	82
Ameron International Corp.	6	366
Ampco-Pittsburgh Corp.	5	117
AO Smith Corp.	24	1,005
APAC Customer Services Inc. (c)	20	105
Apogee Enterprises Inc.	19	244
Applied Energetics Inc. (c)	—	—
Applied Industrial Technologies Inc.	27	955
Argan Inc. (c)	3	32
Arkansas Best Corp.	16	379
Astec Industries Inc. (c)	13	483
Astronics Corp. (c)	6	175
Atlas Air Worldwide Holdings Inc. (c)	16	970
Avis Budget Group Inc. (c)	66	1,131
AZZ Inc.	8	356
Badger Meter Inc. (e)	9	350
Baltic Trading Ltd. (e)	12	68

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Barnes Group Inc.	34	843
Barrett Business Services Inc.	3	49
Beacon Roofing Supply Inc. (c)	29	664
Belden Inc.	30	1,052
Blount International Inc. (c)	31	548
Brady Corp. - Class A	31	988
Briggs & Stratton Corp.	31	618
Brink’s Co.	29	874
Broadwind Energy Inc. (c) (e)	71	102
Builders FirstSource Inc. (c)	25	54
CAI International Inc. (c)	7	143
Capstone Turbine Corp. (c) (e)	157	240
Cascade Corp.	6	271
Casella Waste Systems Inc. - Class A (c)	18	111
CBIZ Inc. (c)	22	164
CDI Corp.	8	109
Celadon Group Inc. (c)	12	172
Cenveo Inc. (c)	33	212
Ceradyne Inc. (c)	17	644
Chart Industries Inc. (c)	19	1,004
Chase Corp. (e)	4	65
CIRCOR International Inc.	11	480
CLARCOR Inc.	32	1,493
Clean Harbors Inc. (c)	15	1,498
Coleman Cable Inc. (c) (e)	4	63
Colfax Corp. (c)	16	397
Columbus Mckinnon Corp. (c)	12	215
Comfort Systems USA Inc.	24	253
Commercial Vehicle Group Inc. (c)	18	254
Consolidated Graphics Inc. (c)	6	325
Corporate Executive Board Co.	22	948
CoStar Group Inc. (c)	16	933
Courier Corp.	6	71
Covenant Transportation Group Inc.	5	39
CRA International Inc. (c)	7	179
Cubic Corp.	10	502
Curtiss-Wright Corp.	29	939
Deluxe Corp.	33	821
DigitalGlobe Inc. (c)	22	557
Dolan Media Co. (c)	18	155
Dollar Thrifty Automotive Group Inc. (c)	18	1,358
Douglas Dynamics Inc.	11	181
Ducommun Inc.	6	127
DXP Enterprises Inc. (c)	5	134
Dycom Industries Inc. (c)	21	344
Dynamic Materials Corp.	9	197
Eagle Bulk Shipping Inc. (c) (e)	41	101
EMCOR Group Inc. (c)	42	1,223
Encore Wire Corp.	12	281
Ener1 Inc. (c) (e)	37	41
Energy Recovery Inc. (c) (e)	24	77
EnergySolutions Inc.	55	273
EnerNOC Inc. (c) (e)	14	223
EnerSys	31	1,080
Ennis Inc.	17	301
EnPro Industries Inc. (c)	13	636
ESCO Technologies Inc.	16	604
Essex Rental Corp. (e)	10	68
Esterline Technologies Corp. (c)	19	1,434
Excel Maritime Carriers Ltd. (c) (e)	21	66
Exponent Inc. (c)	9	383
Federal Signal Corp.	40	261
Flow International Corp. (c)	35	126
Force Protection Inc. (c)	45	224
Forward Air Corp.	19	639
Franklin Covey Co. (c)	9	82
Franklin Electric Co. Inc.	15	711
FreightCar America Inc. (c)	7	182

	Shares/Par (p)	Value
FTI Consulting Inc. (c)	26	968
Fuel Tech Inc. (c)	12	80
FuelCell Energy Inc. (c) (e)	84	109
Furmanite Corp. (c)	25	201
G&K Services Inc. - Class A	11	383
Genco Shipping & Trading Ltd. (c) (e)	17	126
GenCorp Inc. (c)	39	253
Generac Holdings Inc. (c)	16	301
Genesee & Wyoming Inc. - Class A (c)	24	1,430
Geo Group Inc. (c)	41	933
GeoEye Inc. (c)	14	529
Gibraltar Industries Inc. (c)	20	222
Global Power Equipment Group Inc.	10	254
Gorman-Rupp Co.	9	305
GP Strategies Corp. (c)	11	153
Graham Corp.	7	138
Granite Construction Inc.	24	591
Great Lakes Dredge & Dock Corp.	37	208
Greenbrier Cos. Inc. (c)	12	230
Griffon Corp. (c)	30	302
GT Solar International Inc. (c) (e)	77	1,254
H&E Equipment Services Inc. (c)	17	240
Hawaiian Holdings Inc. (c)	32	183
Healthcare Services Group Inc.	41	662
Heartland Express Inc.	32	535
HEICO Corp. (e)	26	1,424
Heidrick & Struggles International Inc.	11	246
Heritage-Crystal Clean Inc.	3	55
Herman Miller Inc.	37	1,004
Hexcel Corp. (c)	62	1,367
Higher One Holdings Inc. (c) (e)	19	355
Hill International Inc. (c)	18	105
HNI Corp.	29	720
Houston Wire & Cable Co. (e)	12	187
HUB Group Inc. - Class A (c)	23	869
Hudson Highland Group Inc. (c)	21	110
Hurco Cos. Inc.	4	126
Huron Consulting Group Inc. (c)	14	413
ICF International Inc. (c)	12	311
II-VI Inc. (c)	32	816
InnerWorkings Inc. (c)	14	114
Insituform Technologies Inc. - Class A (c)	24	510
Insperity Inc.	14	406
Insteel Industries Inc.	12	155
Interface Inc. - Class A	33	637
Interline Brands Inc. (c)	21	380
International Shipholding Corp.	4	87
Intersections Inc.	6	102
JetBlue Airways Corp. (c)	154	942
John Bean Technologies Corp.	18	346
Kadant Inc. (c)	8	246
Kaman Corp. - Class A	17	600
Kaydon Corp.	21	792
Kelly Services Inc. - Class A (c)	16	270
Keyw Holding Corp. (c) (e)	11	141
Kforce Inc. (c)	19	251
Kimball International Inc. - Class B	17	110
Knight Transportation Inc.	37	627
Knoll Inc.	29	587
Korn/Ferry International (c)	29	628
Kratos Defense & Security Solutions Inc. (c)	15	188
Lawson Products Inc.	2	42
Layne Christensen Co. (c)	13	384
LB Foster Co.	6	203
Lindsay Corp.	8	549
LMI Aerospace Inc. (c)	6	139
LSI Industries Inc.	13	102
Lydall Inc. (c)	14	163

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
M&F Worldwide Corp. (c)	6	155
Marten Transport Ltd.	9	197
MasTec Inc. (c)	34	679
McGrath RentCorp	14	407
Meritor Inc. (c)	61	975
Met-Pro Corp.	11	124
Metalico Inc. (c)	23	133
Michael Baker Corp. (c)	5	100
Middleby Corp. (c)	12	1,100
Miller Industries Inc.	6	115
Mine Safety Appliances Co.	17	618
Mistras Group Inc. (c)	10	163
Mobile Mini Inc. (c)	23	494
Moog Inc. - Class A (c)	29	1,243
Mueller Industries Inc.	24	925
Mueller Water Products Inc.	98	388
Multi-Color Corp.	7	169
MYR Group Inc. (c)	13	298
NACCO Industries Inc. - Class A	4	340
Navigant Consulting Inc. (c)	32	338
NCI Building Systems Inc. (c) (e)	13	147
NN Inc.	10	153
Northwest Pipe Co. (c)	6	165
Odyssey Marine Exploration Inc. (e)	41	128
Old Dominion Freight Line Inc. (c)	30	1,104
Omega Flex Inc. (c) (e)	1	13
On Assignment Inc. (c)	24	238
Orbital Sciences Corp. (c)	37	619
Orion Marine Group Inc. (c)	17	162
Otter Tail Corp.	23	487
Pacer International Inc. (c)	25	119
Park-Ohio Holdings Corp. (c)	4	89
Patriot Transportation Holding Inc. (c)	3	75
Pike Electric Corp. (c)	11	96
PMFG Inc. (c) (e)	10	202
Powell Industries Inc. (c)	6	210
PowerSecure International Inc. (c) (e)	12	89
Preformed Line Products Co.	2	109
Primoris Services Corp. (e)	17	214
Quad/Graphics Inc.	13	492
Quality Distribution Inc. (c)	8	103
Quanex Building Products Corp.	24	389
RailAmerica Inc. (c)	16	235
Raven Industries Inc.	11	629
RBC Bearings Inc. (c)	14	537
Republic Airways Holdings Inc. (c) (e)	36	194
Resources Connection Inc.	30	358
Roadrunner Transportation Systems Inc. (c)	6	86
Robbins & Myers Inc.	24	1,287
Rollins Inc.	40	812
RPX Corp.	6	163
RSC Holdings Inc. (c)	42	503
Rush Enterprises Inc. - Class A (c)	21	400
Saia Inc. (c)	11	181
SatCon Technology Corp. (c) (e)	71	169
Sauer-Danfoss Inc. (c)	8	385
Schawk Inc. - Class A	7	122
School Specialty Inc. (c) (e)	10	151
Seaboard Corp.	—	493
SeaCube Container Leasing Ltd.	8	135
SFN Group Inc. (c)	33	297
Simpson Manufacturing Co. Inc.	26	776
SkyWest Inc.	34	510
Spirit Airlines Inc. (e)	9	113
Standard Parking Corp. (c)	10	157
Standex International Corp.	8	246
Steelcase Inc. - Class A	49	562
Sterling Construction Co. Inc. (c)	10	133

	Shares/Par (p)	Value
Sun Hydraulics Corp.	8	381
Swift Transporation Co. (e)	48	651
Swisher Hygiene Inc.	51	289
Sykes Enterprises Inc. (c)	27	581
TAL International Group Inc.	12	415
Taser International Inc. (c)	41	188
Team Inc. (c)	12	293
Tecumseh Products Co. - Class A (c)	10	103
Teledyne Technologies Inc. (c)	23	1,177
Tennant Co.	12	472
Tetra Tech Inc. (c)	39	879
Textainer Group Holdings Ltd.	7	218
Thermon Group Holdings Inc.	6	73
Titan International Inc. (e)	26	631
Titan Machinery Inc. (c)	10	276
TMS International Corp.	8	102
TRC Cos. Inc.	11	67
Tredegar Corp.	15	281
Trex Co. Inc. (c) (e)	10	233
TriMas Corp. (c)	16	391
Triumph Group Inc.	12	1,168
TrueBlue Inc. (c)	27	386
Tutor Perini Corp.	19	373
Twin Disc Inc.	6	221
Ultrapetrol Ltd. (c) (e)	13	65
UniFirst Corp.	9	495
United Capital Corp. (c)	1	26
United Rentals Inc. (c)	38	968
United Stationers Inc.	29	1,023
UniTek Global Services Inc.	7	53
Universal Forest Products Inc.	12	291
Universal Truckload Services Inc. (c)	3	47
US Airways Group Inc. (c)	104	929
US Ecology Inc.	11	180
USG Corp. (e)	43	621
Valence Technology Inc. (e)	41	48
Viad Corp.	13	292
Vicor Corp.	12	186
VSE Corp.	2	52
Wabash National Corp. (c)	42	389
Watsco Inc.	18	1,193
Watts Water Technologies Inc. - Class A	19	676
WCA Waste Corp.	10	59
Werner Enterprises Inc.	27	670
Woodward Governor Co.	38	1,338
Xerium Technologies Inc. (c) (e)	7	127
Zipcar Inc. (e)	6	127

		122,398

INFORMATION TECHNOLOGY - 17.9%
ACI Worldwide Inc. (c)	21	716
Active Network Inc.	7	131
Actuate Corp. (c)	28	161
Acxiom Corp. (c)	51	663
ADTRAN Inc.	40	1,546
Advanced Analogic Technologies Inc. (c)	26	158
Advanced Energy Industries Inc. (c)	27	401
Advent Software Inc. (c)	21	581
Aeroflex Holding Corp.	12	219
Agilysys Inc. (c)	11	90
Alpha & Omega Semiconductor Ltd. (c) (e)	9	119
American Software Inc. - Class A	11	89
Amkor Technology Inc. (c) (e)	68	417
Amtech Systems Inc.	6	120
Anadigics Inc. (c) (e)	42	134
Anaren Inc. (c)	9	182
Ancestry.com Inc. (c) (e)	20	811
Anixter International Inc.	18	1,156

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Applied Micro Circuits Corp. (c)	43	383
Archipelago Learning Inc. (c) (e)	6	63
Arris Group Inc. (c)	80	931
Aruba Networks Inc. (c)	53	1,576
Aspen Technology Inc. (c)	53	903
ATMI Inc. (c)	19	397
Aviat Networks Inc. (c)	35	136
Avid Technology Inc. (c)	18	347
Axcelis Technologies Inc. (c)	69	113
AXT Inc. (c) (e)	20	171
Bel Fuse Inc. - Class B	6	137
Benchmark Electronics Inc. (c)	39	644
BigBand Networks Inc. (c)	27	59
Black Box Corp.	12	364
Blackbaud Inc.	29	805
Blackboard Inc. (c) (e)	22	958
Blue Coat Systems Inc. (c)	27	593
Bottomline Technologies Inc. (c)	21	529
Brightpoint Inc. (c)	43	348
BroadSoft Inc. (c)	14	527
Brooks Automation Inc. (c)	40	439
Cabot Microelectronics Corp. (c)	15	713
CACI International Inc. - Class A (c)	19	1,203
Calix Inc. (c)	23	480
Callidus Software Inc. (e)	18	106
Cass Information Systems Inc.	5	207
Cavium Inc. (c)	30	1,320
Ceva Inc. (c)	15	458
Checkpoint Systems Inc. (c)	24	433
Ciber Inc. (c)	40	221
Cirrus Logic Inc. (c)	44	696
Cognex Corp.	26	911
Coherent Inc. (c)	16	904
Cohu Inc.	16	207
Communications Systems Inc.	4	72
CommVault Systems Inc. (c)	28	1,239
Computer Task Group Inc. (c)	9	122
comScore Inc. (c)	20	513
Comtech Telecommunications Corp.	17	488
Concur Technologies Inc. (c)	28	1,394
Constant Contact Inc. (c)	19	476
Convergys Corp. (c)	64	871
Convio Inc. (c)	7	80
Cornerstone OnDemand Inc. (e)	7	122
Cray Inc. (c)	24	152
CSG Systems International Inc. (c)	22	407
CTS Corp.	20	190
Cymer Inc. (c)	19	964
Daktronics Inc.	20	219
DDi Corp.	10	97
DealerTrack Holdings Inc. (c)	26	604
Deltek Inc. (c)	14	103
Demand Media Inc. (c) (e)	5	64
DemandTec Inc. (c)	20	182
DG FastChannel Inc. (c)	17	549
Dialogic Inc.	9	42
Dice Holdings Inc. (c)	30	402
Digi International Inc. (c)	16	209
Digimarc Corp. (c)	5	172
Digital River Inc. (c)	25	807
Diodes Inc. (c)	22	576
Dot Hill Systems Corp.	34	97
DSP Group Inc. (c)	15	134
DTS Inc. (c)	11	441
Dynamics Research Corp.	5	74
Earthlink Inc.	69	532
Ebix Inc. (c) (e)	20	381
Echelon Corp. (c)	21	192

	Shares/Par (p)	Value
Echo Global Logistics Inc. (c) (e)	6	102
Electro Rent Corp.	12	200
Electro Scientific Industries Inc. (c)	14	276
Electronics for Imaging Inc. (c)	28	481
Ellie Mae Inc.	5	29
eMagin Corp.	11	64
Emcore Corp. (e)	54	147
EMS Technologies Inc. (c)	10	315
Emulex Corp. (c)	56	478
Entegris Inc. (c)	85	863
Entropic Communications Inc. (c) (e)	53	473
Envestnet Inc. (c)	12	175
EPIQ Systems Inc.	22	311
ePlus Inc. (c)	3	67
Euronet Worldwide Inc. (c)	31	471
Exar Corp. (c)	24	149
ExlService Holdings Inc. (c)	9	210
Extreme Networks (c)	61	196
Fabrinet (c)	13	305
Fair Isaac Corp.	26	782
FalconStor Software Inc. (c) (e)	18	82
FARO Technologies Inc. (c)	11	461
FEI Co. (c)	25	938
Finisar Corp. (c)	58	1,040
FormFactor Inc. (c)	32	289
Forrester Research Inc.	10	313
FSI International Inc. (c) (e)	28	78
Geeknet Inc.	3	71
Gerber Scientific Inc. (c)	19	209
Global Cash Access Holdings Inc. (c)	36	115
Globecomm Systems Inc. (c)	13	206
Glu Mobile Inc. (e)	25	134
GSI Group Inc.	16	189
GSI Technology Inc. (c)	12	88
Guidance Software Inc. (c)	7	58
Hackett Group Inc. (c)	19	95
Harmonic Inc. (c)	72	517
Heartland Payment Systems Inc.	23	474
Hittite Microwave Corp. (c)	20	1,209
Hypercom Corp. (c)	34	337
Identive Group Inc.	23	54
iGate Corp. (e)	19	314
Imation Corp. (c)	17	159
Immersion Corp. (c)	20	172
Infinera Corp. (c)	65	450
Infospace Inc. (c)	23	210
Inphi Corp. (c)	13	219
Insight Enterprises Inc. (c)	30	537
Integral Systems Inc. (c)	10	122
Integrated Device Technology Inc. (c)	93	731
Integrated Silicon Solutions Inc. (c)	19	181
Interactive Intelligence Inc. (c)	9	325
InterDigital Inc. (e)	28	1,158
Intermec Inc. (c)	37	408
Internap Network Services Corp. (c)	32	239
Intevac Inc. (c)	14	143
IntraLinks Holdings Inc. (c)	20	339
Ixia (c)	22	288
IXYS Corp. (c)	15	222
j2 Global Communications Inc. (c)	29	809
Jack Henry & Associates Inc.	55	1,645
JDA Software Group Inc. (c)	27	820
Kemet Corp. (c)	27	383
Kenexa Corp. (c)	17	397
Keynote Systems Inc.	9	197
KIT Digital Inc. (c) (e)	22	262
Kopin Corp. (c)	41	195
Kulicke & Soffa Industries Inc. (c)	46	511

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
KVH Industries Inc. (c)	10	111
L-1 Identity Solutions Inc. (c)	48	562
Lattice Semiconductor Corp. (c)	76	496
Lawson Software Inc. (c)	102	1,148
LeCroy Corp. (c)	10	120
Limelight Networks Inc. (c) (e)	42	193
Lionbridge Technologies Inc. (c)	36	114
Liquidity Services Inc. (c)	12	276
Littelfuse Inc.	14	818
LivePerson Inc. (c)	33	463
LogMeIn Inc. (c)	13	487
LoopNet Inc. (c)	10	193
Loral Space & Communications Inc. (c)	7	493
LTX-Credence Corp. (c)	32	284
Magma Design Automation Inc. (c) (e)	39	310
Manhattan Associates Inc. (c)	14	481
Mantech International Corp. - Class A	15	647
Marchex Inc. - Class B	13	118
MAXIMUS Inc.	11	900
MaxLinear Inc. - Class A (c) (e)	10	85
Maxwell Technologies Inc. (c)	17	268
Measurement Specialties Inc. (c)	10	346
Mediamind Technologies Inc. (c)	5	107
Mentor Graphics Corp. (c)	61	780
Mercury Computer Systems Inc. (c)	19	358
Meru Networks Inc. (c) (e)	7	80
Methode Electronics Inc.	25	285
Micrel Inc.	31	326
Microsemi Corp. (c)	54	1,107
MicroStrategy Inc. - Class A (c)	5	816
Microvision Inc. (c) (e)	52	64
Mindspeed Technologies Inc. (c) (e)	20	161
MIPS Technologies Inc. - Class A (c) (e)	32	218
MKS Instruments Inc.	32	858
ModusLink Global Solutions Inc.	32	144
MoneyGram International Inc. (c)	60	198
Monolithic Power Systems Inc. (c)	19	298
Monotype Imaging Holdings Inc. (c)	22	312
MoSys Inc. (c) (e)	18	104
Motricity Inc. (c) (e)	23	175
Move Inc. (c)	90	196
MTS Systems Corp.	9	387
Multi-Fineline Electronix Inc. (c)	6	130
Nanometrics Inc. (c)	12	220
NCI Inc. - Class A (c)	4	99
NeoPhotonics Corp. (c)	5	36
Ness Technologies Inc.	20	154
NetGear Inc. (c)	23	996
NetLogic Microsystems Inc. (c)	43	1,723
NetScout Systems Inc. (c)	23	486
NetSuite Inc. (c) (e)	17	662
Newport Corp. (c)	24	432
NIC Inc.	40	536
Novatel Wireless Inc. (c)	21	114
Numerex Corp.	6	56
NVE Corp. (c)	3	188
Oclaro Inc. (c)	30	205
OCZ Technology Group Inc. (e)	31	249
Omnivision Technologies Inc. (c)	36	1,249
OpenTable Inc. (c)	15	1,213
Openwave Systems Inc. (c)	62	143
Oplink Communications Inc. (c)	12	230
OPNET Technologies Inc.	8	339
Opnext Inc. (c)	37	85
ORBCOMM Inc.	21	66
OSI Systems Inc. (c)	12	511
Parametric Technology Corp. (c)	75	1,709
Park Electrochemical Corp.	13	355

	Shares/Par (p)	Value
PC Connection Inc. (c)	5	39
PDF Solutions Inc. (c)	12	72
Pegasystems Inc. (e)	11	498
Perficient Inc. (c)	13	132
Pericom Semiconductor Corp. (c)	16	141
Photronics Inc. (c)	34	291
Plantronics Inc.	30	1,113
Plexus Corp. (c)	25	858
PLX Technology Inc. (c)	24	82
Power Integrations Inc.	18	691
Power-One Inc. (c) (e)	46	374
Powerwave Technologies Inc. (c)	111	328
PRG-Schultz International Inc.	12	85
Procera Networks Inc.	7	74
Progress Software Corp. (c)	42	1,021
PROS Holdings Inc. (c)	12	213
Pulse Electronics Corp.	29	127
QAD Inc. - Class A	2	25
QLIK Technologies Inc. (c)	43	1,463
Quantum Corp. (c)	148	489
Quest Software Inc. (c)	38	862
QuinStreet Inc. (c)	17	220
Radiant Systems Inc. (c)	25	524
Radisys Corp. (c)	13	98
Rambus Inc. (c)	60	875
RealD Inc. (c) (e)	24	559
RealNetworks Inc. (c)	58	196
RealPage Inc. (c)	19	495
Renaissance Learning Inc.	7	90
Responsys Inc.	6	102
RF Micro Devices Inc. (c)	173	1,061
Richardson Electronics Ltd.	11	146
RightNow Technologies Inc. (c)	15	498
RigNet Inc. (c)	3	52
Rimage Corp.	4	60
Rofin-Sinar Technologies Inc. (c)	18	599
Rogers Corp. (c)	10	453
Rosetta Stone Inc. (c) (e)	6	92
Rubicon Technology Inc. (c) (e)	10	177
Rudolph Technologies Inc. (c)	19	202
S1 Corp. (c)	32	236
Saba Software Inc. (c)	18	165
Sanmina-SCI Corp. (c)	49	508
Sapient Corp. (c)	67	1,002
SAVVIS Inc. (c)	28	1,110
ScanSource Inc. (c)	17	626
SciQuest Inc.	7	128
SeaChange International Inc. (c)	19	208
Semtech Corp. (c)	40	1,095
ServiceSource International Inc. (e)	6	135
ShoreTel Inc. (c)	29	296
Sigma Designs Inc. (c)	20	152
Silicon Graphics International Corp. (c) (e)	20	350
Silicon Image Inc. (c)	48	311
Smart Modular Technologies WWH Inc. (c)	41	371
Smith Micro Software Inc. (c)	19	80
SolarWinds Inc. (c)	35	922
Sonus Networks Inc. (c)	131	425
Sourcefire Inc. (c)	18	538
Spansion Inc. (c)	31	594
SPS Commerce Inc. (c)	5	92
SRA International Inc. - Class A (c)	28	860
SRS Labs Inc. (c)	8	74
SS&C Technologies Holdings Inc. (c)	16	309
Stamps.com Inc.	6	86
Standard Microsystems Corp. (c)	15	400
STEC Inc. (c) (e)	25	419
Stratasys Inc. (c) (e)	13	453

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
SuccessFactors Inc. (c)	49	1,448
Super Micro Computer Inc. (c)	16	250
Supertex Inc. (c)	7	148
support.com Inc. (c)	32	155
Sycamore Networks Inc.	11	254
Symmetricom Inc. (c)	27	156
Synaptics Inc. (c) (e)	21	542
Synchronoss Technologies Inc. (c)	16	509
SYNNEX Corp. (c)	16	498
Syntel Inc.	10	568
Take-Two Interactive Software Inc. (c)	45	686
Taleo Corp. - Class A (c)	25	934
TechTarget Inc. (c)	8	62
Tekelec (c)	39	355
TeleCommunication Systems Inc. - Class A (c)	29	142
TeleNav Inc. (c) (e)	10	180
TeleTech Holdings Inc. (c)	16	336
Tessera Technologies Inc. (c)	32	552
THQ Inc. (c)	39	141
TiVo Inc. (c)	74	766
TNS Inc. (c)	17	276
Travelzoo Inc. (c) (e)	4	236
TriQuint Semiconductor Inc. (c)	105	1,070
TTM Technologies Inc. (c)	33	535
Tyler Technologies Inc. (c)	20	536
Ultimate Software Group Inc. (c)	16	883
Ultra Clean Holdings Inc. (c)	16	147
Ultratech Inc. (c)	16	501
Unisys Corp. (c)	28	710
United Online Inc.	58	350
Universal Display Corp. (c) (e)	24	843
ValueClick Inc. (c)	49	820
VASCO Data Security International Inc. (c) (e)	16	205
Veeco Instruments Inc. (c) (e)	26	1,236
Verint Systems Inc.	13	476
ViaSat Inc. (c)	23	980
Viasystems Group Inc. (c) (e)	2	52
VirnetX Holding Corp. (c) (e)	25	735
Virtusa Corp. (c)	9	165
Vishay Precision Group Inc.	7	126
Vocus Inc. (c)	10	307
Volterra Semiconductor Corp. (c)	15	378
Wave Systems Corp. (c) (e)	53	148
Web.com Group Inc.	18	217
Websense Inc. (c)	26	670
Westell Technologies Inc.	32	115
Wright Express Corp. (c)	24	1,273
X-Rite Inc. (c)	19	95
XO Group Inc.	19	184
Xyratex Ltd. (c) (e)	18	190
Zixit Corp. (c)	39	149
Zoran Corp. (c)	33	274
Zygo Corp. (c)	11	143

		142,632

MATERIALS - 4.8%
A. Schulman Inc.	21	520
AEP Industries Inc. (c)	3	85
AM Castle & Co. (c)	10	168
AMCOL International Corp.	16	595
American Vanguard Corp.	13	169
Arch Chemicals Inc.	15	510
Balchem Corp.	18	788
Boise Inc.	65	507
Buckeye Technologies Inc.	26	690
Calgon Carbon Corp. (c)	36	614
Century Aluminum Co. (c)	33	511
Chemtura Corp. (c)	48	877

	Shares/Par (p)	Value
Clearwater Paper Corp. (c)	7	488
Coeur d’Alene Mines Corp. (c)	57	1,374
Deltic Timber Corp.	7	381
Eagle Materials Inc.	27	752
Ferro Corp. (c)	55	734
Flotek Industries Inc.	30	258
FutureFuel Corp. (e)	11	137
General Moly Inc. (c) (e)	42	189
Georgia Gulf Corp. (c)	21	518
Glatfelter	28	427
Globe Specialty Metals Inc.	40	891
Gold Resource Corp. (e)	17	430
Golden Minerals Co. (e)	7	133
Golden Star Resources Ltd. (c)	160	353
Graham Packaging Co. Inc. (c)	15	378
Graphic Packaging Holding Co. (c)	99	541
Handy & Harman Ltd.	4	55
Hawkins Inc. (e)	5	199
Haynes International Inc.	7	462
HB Fuller Co.	30	741
Headwaters Inc. (c)	37	115
Hecla Mining Co. (c)	175	1,343
Horsehead Holding Corp. (c)	28	372
Innophos Holdings Inc.	14	682
Innospec Inc.	14	484
Jaguar Mining Inc. (c) (e)	51	244
Kaiser Aluminum Corp.	10	555
KapStone Paper and Packaging Corp. (c)	25	418
KMG Chemicals Inc.	3	55
Koppers Holdings Inc.	13	501
Kraton Performance Polymers Inc. (c)	20	767
Landec Corp. (c)	16	104
Louisiana-Pacific Corp. (c)	80	655
LSB Industries Inc. (c)	11	492
Materion Corp. (c)	13	492
Metals USA Holdings Corp. (c)	6	92
Midway Gold Corp. (e)	48	95
Minerals Technologies Inc.	11	760
Myers Industries Inc.	23	234
Neenah Paper Inc.	10	207
NewMarket Corp.	6	967
NL Industries Inc.	4	66
Noranda Aluminium Holding Corp. (c)	14	213
Olin Corp.	51	1,152
Olympic Steel Inc.	5	151
OM Group Inc. (c)	19	778
Omnova Solutions Inc. (c)	27	187
Paramount Gold and Silver Corp. (e)	71	232
PolyOne Corp.	59	911
Quaker Chemical Corp.	8	345
Revett Minerals Inc.	15	69
RTI International Metals Inc. (c)	20	750
Schweitzer-Mauduit International Inc.	11	641
Senomyx Inc. (c) (e)	26	135
Sensient Technologies Corp.	32	1,183
Spartech Corp. (c)	23	142
Stepan Co.	5	343
Stillwater Mining Co. (c)	63	1,396
STR Holdings Inc. (c) (e)	19	281
Texas Industries Inc. (e)	14	568
Thompson Creek Metals Co. Inc. (c)	96	959
TPC Group Inc. (c)	8	321
United States Lime & Minerals Inc. (c)	1	58
Universal Stainless & Alloy Products Inc. (c)	5	224
US Energy Corp. Wyoming (c)	18	76
US Gold Corp. (c) (e)	64	386
Verso Paper Corp. (c)	8	21
Vista Gold Corp.	43	122

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Wausau Paper Corp.	29	199
Worthington Industries Inc.	37	847
Zagg Inc. (c)	12	162
Zep Inc.	14	273
Zoltek Cos. Inc. (c)	17	177

		38,477

TELECOMMUNICATION SERVICES - 1.1%
8x8 Inc.	38	184
AboveNet Inc.	14	1,005
Alaska Communications Systems Group Inc. (e)	29	260
Atlantic Tele-Network Inc.	6	243
Boingo Wireless Inc.	3	32
Cbeyond Inc. (c)	16	212
Cincinnati Bell Inc. (c)	131	436
Cogent Communications Group Inc. (c)	30	504
Consolidated Communications Holdings Inc.	16	317
Fairpoint Communications Inc. (e)	13	120
General Communication Inc. - Class A (c)	25	296
Global Crossing Ltd. (c)	20	757
Globalstar Inc. (c) (e)	63	78
HickoryTech Corp.	8	96
ICG Group Inc. (c)	22	264
ICO Global Communications Holdings Ltd. - Class A (c) (e)	94	259
IDT Corp. - Class B (e)	9	249
inContact Inc.	19	88
Iridium Communications Inc. (c) (e)	27	235
Leap Wireless International Inc. (c)	37	601
Neutral Tandem Inc. (c) (e)	21	358
NTELOS Holdings Corp.	19	379
PAETEC Holding Corp. (c)	84	403
Premiere Global Services Inc. (c)	33	263
Safeguard Scientifics Inc. (c)	14	261
Shenandoah Telecommunications Co.	15	255
SureWest Communications	9	143
Towerstream Corp. (e)	20	102
USA Mobility Inc.	13	200
Vonage Holdings Corp. (c)	86	380

		8,980

UTILITIES - 3.1%
Allete Inc.	19	791
American States Water Co.	12	417
Artesian Resources Corp. - Class A	3	49
Atlantic Power Corp.	43	653
Avista Corp.	36	913
Black Hills Corp.	25	748
Cadiz Inc. (c)	6	66
California Water Service Group	25	475
Central Vermont Public Service Corp.	9	320
CH Energy Group Inc.	10	542
Chesapeake Utilities Corp.	6	229
Cleco Corp.	38	1,332
Connecticut Water Services Inc.	5	134
Consolidated Water Co. Ltd. (e)	10	89
Dynegy Inc. (c)	63	389
El Paso Electric Co.	26	854
Empire District Electric Co.	26	505
IDACORP Inc.	30	1,198
Laclede Group Inc.	14	516
MGE Energy Inc.	14	583
Middlesex Water Co.	8	156
New Jersey Resources Corp.	27	1,187
Nicor Inc.	29	1,593
Northwest Natural Gas Co.	17	761
NorthWestern Corp.	23	778

	Shares/Par (p)	Value
Ormat Technologies Inc.	11	240
Pennichuck Corp.	3	82
Piedmont Natural Gas Co. Inc. (e)	45	1,366
PNM Resources Inc.	56	940
Portland General Electric Co.	47	1,200
SJW Corp.	8	185
South Jersey Industries Inc.	19	1,048
Southwest Gas Corp.	29	1,130
UIL Holdings Corp.	33	1,053
UniSource Energy Corp.	23	872
Unitil Corp.	7	179
WGL Holdings Inc.	32	1,228
York Water Co. (e)	8	128

		24,929

Total Common Stocks (cost $660,097)		784,684

RIGHTS - 0.0%
BlueLinx Holdings Inc. (c)	5	1

Total Rights (cost $0)		1

SHORT TERM INVESTMENTS - 12.2%

Investment Company - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	13,362	13,362

Securities Lending Collateral - 10.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	81,973	81,973
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	1,692	1,648

		83,621

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.04%, 09/22/11 (o)	$605	605

Total Short Term Investments (cost $97,632)		97,587

Total Investments - 110.5% (cost $757,729)		882,272
Other Assets and Liabilities, Net - (10.5%)		(84,150)

Total Net Assets - 100.0%		$798,122

JNL/Mellon Capital Management International Index Fund
Sector Weightings:	Percentage of Total Investments
Financials	22.2%
Industrials	12.17
Materials	10.7
Consumer Discretionary	10.0
Consumer Staples	9.6
Health Care	8.2
Energy	7.6
Telecommunication Services	5.1
Information Technology	4.4
Utilities	4.4
Rights	0.0
Short Term Investments	5.8

Total Investments	100.0%

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 10.0%
ABC-Mart Inc.	3	$134
Accor SA	16	734
Adidas AG	24	1,898
Aisin Seiki Co. Ltd.	22	843
Asics Corp.	18	268

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Autogrill SpA (e)	11	147
Axel Springer AG (e)	5	235
Bayerische Motoren Werke AG	38	3,770
Benesse Holdings Inc.	8	335
Bridgestone Corp.	75	1,711
British Sky Broadcasting Group Plc	131	1,775
Burberry Group Plc	48	1,126
Carnival Plc	21	806
Casio Computer Co. Ltd.	27	188
Christian Dior SA	6	962
Compagnie Financiere Richemont SA	60	3,898
Compagnie Generale des Etablissements Michelin	20	1,980
Compass Group Plc	217	2,089
Continental AG (c)	9	921
Crown Ltd. (e)	48	459
Daihatsu Motor Co. Ltd.	22	373
Daimler AG	103	7,725
Dena Co. Ltd.	11	463
Denso Corp.	56	2,063
Dentsu Inc.	21	624
Echo Entertainment Group Ltd. (c)	76	333
Electrolux AB	28	658
Esprit Holdings Ltd.	130	406
Eutelsat Communications Group SA	11	474
Fairfax Media Ltd.	259	272
Fast Retailing Co. Ltd.	6	967
Fiat SpA	87	956
Fuji Heavy Industries Ltd.	62	479
Galaxy Entertainment Group Ltd. (c) (e)	133	284
Genting International Plc (c)	703	1,105
Gestevision Telecinco SA	18	159
Hakuhodo DY Holdings Inc.	2	111
Harvey Norman Holdings Ltd. (e)	55	147
Hennes & Mauritz AB (e)	117	4,019
Home Retail Group Plc (e)	91	238
Honda Motor Co. Ltd.	186	7,108
Husqvarna AB	53	350
Inditex SA	25	2,276
InterContinental Hotels Group Plc	32	663
Isetan Mitsukoshi Holdings Ltd.	40	386
Isuzu Motors Ltd.	131	617
ITV Plc (c)	437	501
J. Front Retailing Co. Ltd.	53	234
Jardine Cycle & Carriage Ltd.	12	415
JC Decaux SA (c)	7	239
Jupiter Telecommunications Co. Ltd.	—	286
Kabel Deutschland Holding AG (c)	8	470
Kingfisher Plc	261	1,121
Koito Manufacturing Co. Ltd.	11	191
Lagardere SCA	13	534
Li & Fung Ltd.	636	1,266
Lifestyle International Holdings Ltd.	69	200
Luxottica Group SpA (e)	13	417
LVMH Moet Hennessy Louis Vuitton SA (e)	28	5,030
M6-Metropole Television SA	7	171
Marks & Spencer Group Plc	175	1,018
Marui Group Co. Ltd.	25	185
Mazda Motor Corp. (c)	169	443
McDonald’s Holdings Co. Japan Ltd. (e)	9	219
Mediaset SpA	76	359
Mitsubishi Motors Corp. (c) (e)	415	505
Modern Times Group AB - Class B	5	355
Namco Bandai Holdings Inc.	24	282
Next Plc	20	730
NGK Spark Plug Co. Ltd.	19	261
NHK Spring Co. Ltd.	15	153
Nikon Corp.	38	885

	Shares/Par (p)	Value
Nissan Motor Co. Ltd.	284	2,970
Nitori Co. Ltd.	4	417
NOK Corp.	12	211
Nokian Renkaat Oyj	13	643
OPAP SA	25	385
Oriental Land Co. Ltd.	6	466
Panasonic Corp.	252	3,069
Pandora A/S	6	185
Pearson Plc	93	1,760
Peugeot SA	17	780
Pirelli & C. SpA (e)	24	257
PPR SA	9	1,558
ProSiebenSat.1 Media AG (e)	8	231
Publicis Groupe (e)	14	760
Rakuten Inc.	1	818
Reed Elsevier NV	79	1,067
Reed Elsevier Plc	137	1,249
Renault SA	22	1,288
Rinnai Corp.	4	303
Sands China Ltd. (c)	277	746
Sankyo Co. Ltd.	6	299
Sanoma Oyj (e)	9	169
Sega Sammy Holdings Inc.	24	453
Sekisui Chemical Co. Ltd.	46	391
Sekisui House Ltd.	62	575
SES SA - FDR	35	974
Shangri-La Asia Ltd.	150	367
Sharp Corp.	114	1,035
Shimamura Co. Ltd.	3	247
Shimano Inc.	9	488
Singapore Press Holdings Ltd. (e)	164	522
SJM Holdings Ltd.	195	462
SKYCITY Entertainment Group Ltd.	71	214
Societe Television Francaise 1	15	266
Sodexo SA	10	810
Sony Corp.	115	3,016
Stanley Electric Co. Ltd.	17	288
Sumitomo Rubber Industries Inc. (e)	22	260
Suzuki Motor Corp.	38	861
Swatch Group AG	9	2,232
Tabcorp Holdings Ltd.	76	267
Takashimaya Co. Ltd.	34	234
Tatts Group Ltd.	153	393
Toho Co. Ltd.	12	204
Toyoda Gosei Co. Ltd.	6	136
Toyota Boshoku Corp.	7	122
Toyota Industries Corp.	21	690
Toyota Motor Corp.	313	12,846
TUI AG (c)	15	165
TUI Travel Plc	60	216
USS Co. Ltd.	3	219
Vivendi SA	141	3,924
Volkswagen AG	3	603
Whitbread Plc	21	541
Wolters Kluwer NV	34	757
WPP Plc	142	1,777
Wynn Macau Ltd.	183	597
Yamada Denki Co. Ltd.	9	732
Yamaha Corp.	17	196
Yamaha Motor Co. Ltd. (c)	33	600
Yue Yuen Industrial Holdings Ltd.	85	270

		132,586

CONSUMER STAPLES - 9.8%
AEON Co. Ltd.	66	788
Ajinomoto Co. Inc.	73	864
Anheuser-Busch InBev NV	91	5,301
Anheuser-Busch InBev NV - Strip VVPR (c)	13	—

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Aryzta AG	9	485
Asahi Breweries Ltd.	42	849
Associated British Foods Plc	41	712
Beiersdorf AG	12	760
British American Tobacco Plc	227	9,949
Carlsberg A/S	12	1,339
Carrefour SA (e)	67	2,752
Casino Guichard Perrachon SA	6	574
Coca-Cola Amatil Ltd.	65	794
Coca-Cola Hellenic Bottling Co. SA	20	542
Coca-Cola West Co. Ltd. (e)	8	143
Colruyt SA	9	440
Danone SA	66	4,956
Delhaize Group (e)	11	844
Diageo Plc	285	5,823
FamilyMart Co. Ltd.	8	275
Foster’s Group Ltd.	213	1,177
Golden Agri-Resources Ltd.	792	439
Heineken Holding NV	13	677
Heineken NV	30	1,788
Henkel AG & Co. KGaA	15	842
Imperial Tobacco Group Plc	116	3,859
J Sainsbury Plc	133	700
Japan Tobacco Inc.	1	1,984
Jeronimo Martins SGPS SA	25	474
Kao Corp.	61	1,596
Kerry Group Plc	16	678
Kesko Oyj (e)	8	366
Kikkoman Corp.	17	178
Kirin Holdings Co. Ltd.	93	1,293
Koninklijke Ahold NV	134	1,800
L’Oreal SA	27	3,552
Lawson Inc.	7	346
Lindt & Spruengli AG	—	474
MEIJI Holdings Co. Ltd.	8	324
Metcash Ltd. (e)	83	369
Metro AG	15	914
Nestle SA	393	24,451
Nippon Meat Packers Inc.	19	271
Nisshin Seifun Group Inc.	23	285
Nissin Foods Holdings Co. Ltd.	7	262
Olam International Ltd. (e)	159	353
Parmalat SpA (e)	138	518
Pernod-Ricard SA	23	2,236
Reckitt Benckiser Group Plc	70	3,885
SABMiller Plc	109	3,958
Seven & I Holdings Co. Ltd.	85	2,266
Shiseido Co. Ltd.	39	730
Suedzucker AG	7	250
Swedish Match AB	26	883
Tesco Plc	916	5,909
Toyo Suisan Kaisha Ltd.	12	283
Unicharm Corp.	14	602
Unilever NV	185	6,078
Unilever Plc	146	4,708
Wesfarmers Ltd. (e)	115	3,915
Wesfarmers Ltd.	16	563
Wilmar International Ltd. (e)	219	966
WM Morrison Supermarkets Plc	250	1,196
Woolworths Ltd.	138	4,116
Yakult Honsha Co. Ltd.	10	294
Yamazaki Baking Co. Ltd.	15	200

		131,198

	Shares/Par (p)	Value

ENERGY - 7.9%
Aker Solutions ASA	18	361
AMEC Plc	38	663
BG Group Plc	385	8,743
BP Plc	2,136	15,720
Cairn Energy Plc (c)	155	1,030
Caltex Australia Ltd.	16	198
Cie Generale de Geophysique-Veritas (c)	16	584
Cosmo Oil Co. Ltd.	68	193
ENI SpA	273	6,469
Essar Energy Plc (c)	33	220
Fugro NV	8	551
Galp Energia SGPS SA (e)	27	639
Idemitsu Kosan Co. Ltd.	2	257
INPEX Corp.	—	1,816
Japan Petroleum Exploration Co.	4	173
JX Holdings Inc.	258	1,725
Neste Oil Oyj	14	219
OMV AG	19	832
Origin Energy Ltd.	122	2,060
Paladin Energy Ltd. (c) (e)	75	203
Petrofac Ltd.	30	734
Repsol YPF SA (e)	91	3,147
Royal Dutch Shell Plc	405	14,414
Royal Dutch Shell Plc - Class B	306	10,937
Saipem SpA	30	1,570
Santos Ltd.	97	1,410
SBM Offshore NV (e)	19	492
SeaDrill Ltd.	34	1,209
Showa Shell Sekiyu KK	21	193
StatoilHydro ASA (e)	127	3,225
Subsea 7 SA (c)	33	837
Technip SA (e)	11	1,166
Tenaris SA	54	1,242
TonenGeneral Sekiyu KK (e)	31	380
Total SA	240	13,896
Transocean Ltd.	36	2,327
Tullow Oil Plc	100	1,983
Woodside Petroleum Ltd.	71	3,132
WorleyParsons Ltd.	22	668

		105,618

FINANCIALS - 23.1%
3i Group Plc	107	485
Admiral Group Plc	24	627
Aegon NV (c)	194	1,322
AEON Credit Service Co. Ltd.	7	93
AEON Mall Co. Ltd.	9	215
Ageas	256	694
AIA Group Ltd. (c)	894	3,095
Allianz SE	52	7,189
Alpha Bank AE (c)	57	285
AMP Ltd.	323	1,695
ANF Immobilier (e)	—	5
Anglo Irish Bank Corp. Plc (f)	34	—
Aozora Bank Ltd.	67	154
Ascendas Real Estate Investment Trust	215	357
Assicurazioni Generali SpA (e)	133	2,815
ASX Ltd.	20	658
Australia & New Zealand Banking Group Ltd.	295	6,970
Aviva Plc	316	2,228
AXA SA	198	4,507
Baloise Holding AG	5	542
Banca Carige SpA (e)	60	137
Banca Monte dei Paschi di Siena SpA (e)	301	228
Banco Bilbao Vizcaya Argentaria SA	486	5,699
Banco Comercial Portugues SA (c) (e)	398	237

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Banco de Sabadell SA (e)	122	505
Banco Espirito Santo SA (e)	64	238
Banco Popolare SC	195	449
Banco Popular Espanol SA (e)	113	634
Banco Santander SA	959	11,078
Bank Hapoalim BM	124	618
Bank Leumi Le-Israel BM	138	648
Bank of Cyprus Public Co. Ltd.	94	277
Bank of East Asia Ltd.	176	722
Bank of Kyoto Ltd.	39	358
Bank of Yokohama Ltd.	134	667
Bankinter SA (e)	32	218
Barclays Plc	1,318	5,424
Bendigo and Adelaide Bank Ltd.	42	395
BGP Holdings Plc (f)	479	—
BNP Paribas SA	109	8,418
BOC Hong Kong Holdings Ltd.	426	1,238
British Land Co. Plc	96	942
Capital Shopping Centres Group	63	401
CapitaLand Ltd.	280	663
CapitaMall Trust	257	391
CapitaMalls Asia Ltd.	139	166
CFS Retail Property Trust	236	459
Cheung Kong Holdings Ltd.	156	2,281
China Bank Ltd.	90	561
Chugoku Bank Ltd.	17	210
Chuo Mitsui Trust Holdings Inc.	353	1,223
City Developments Ltd.	60	508
CNP Assurances SA	17	365
Commerzbank AG (c)	410	1,773
Commonwealth Bank of Australia	176	9,878
Corio NV	7	437
Credit Agricole SA	108	1,626
Credit Saison Co. Ltd.	17	278
Credit Suisse Group AG (c)	128	4,991
Criteria CaixaCorp SA	97	674
Dai-Ichi Life Insurance Co. Ltd.	1	1,442
Daito Trust Construction Co. Ltd.	8	711
Daiwa House Industry Co. Ltd.	53	666
Daiwa Securities Group Inc.	185	811
Danske Bank A/S (c)	72	1,339
DBS Group Holdings Ltd.	195	2,321
Delta Lloyd NV	11	263
Deutsche Bank AG	106	6,233
Deutsche Boerse AG	22	1,701
Dexia SA (c)	65	202
Dexus Property Group	569	537
DnB NOR ASA	112	1,564
EFG Eurobank Ergasias SA (c)	33	154
Erste Group Bank AG (e)	21	1,125
Eurazeo	3	244
Exor SpA	7	209
Fonciere Des Regions	3	349
Fukuoka Financial Group Inc.	81	337
GAM Holding Ltd.	23	374
Gecina SA	2	339
Gjensidige Forsikring ASA	22	266
Global Logistic Properties Ltd. (c)	203	341
Goodman Group	807	610
GPT Group	203	687
Groupe Bruxelles Lambert SA	9	799
Groupe Bruxelles Lambert SA - Strip VVPR (c)	—	—
Gunma Bank Ltd.	41	216
Hachijuni Bank Ltd.	47	265
Hammerson Plc	76	587
Hang Lung Group Ltd.	103	653
Hang Lung Properties Ltd.	284	1,164
Hang Seng Bank Ltd.	88	1,406

	Shares/Par (p)	Value
Hannover Rueckversicherung AG	7	353
Henderson Land Development Co. Ltd.	119	767
Hiroshima Bank Ltd.	55	241
Hokuhoku Financial Group Inc.	134	265
Hong Kong Exchanges & Clearing Ltd. (e)	115	2,406
Hopewell Holdings Ltd.	63	200
HSBC Holdings Plc	2,011	19,958
Hysan Development Co. Ltd.	66	326
Icade SA	3	342
ICAP Plc	62	471
IMMOFINANZ Immobilien Anlagen AG (c)	107	456
Industrivarden AB	13	212
ING Groep NV (c)	436	5,370
Insurance Australia Group Ltd. (e)	241	879
Intesa Sanpaolo SpA	1,138	3,030
Investec Plc	55	444
Investor AB	53	1,204
Israel Discount Bank Ltd. (c)	85	167
Iyo Bank Ltd.	27	248
Japan Prime Realty Investment Corp. (e)	—	190
Japan Real Estate Investment Corp.	—	550
Japan Retail Fund Investment Corp.	—	248
Joyo Bank Ltd.	81	339
Julius Baer Group Ltd. (c)	23	946
KBC Groep NV	18	726
Keppel Land Ltd.	83	245
Kerry Properties Ltd.	86	412
Kinnevik Investment AB	24	534
Klepierre	12	476
Land Securities Group Plc	85	1,163
Legal & General Group Plc	676	1,282
Lend Lease Corp. Ltd.	62	598
Link Real Estate Investment Trust (e)	259	882
Lloyds Banking Group Plc (c)	4,659	3,664
London Stock Exchange Group Plc	18	309
Macquarie Group Ltd.	40	1,338
Man Group Plc	218	830
Mapfre SA (e)	92	340
Mediobanca SpA	61	613
Mirvac Group	402	538
Mitsubishi Estate Co. Ltd.	143	2,496
Mitsubishi UFJ Financial Group Inc.	1,449	7,020
Mitsubishi UFJ Lease & Finance Co. Ltd.	6	223
Mitsui Fudosan Co. Ltd.	96	1,643
Mizrahi Tefahot Bank Ltd.	14	150
Mizuho Financial Group Inc.	2,340	3,837
Mizuho Securities Co. Ltd. (c)	67	161
Mizuho Trust & Banking Co. Ltd.	171	151
MS&AD Insurance Group Holdings	66	1,527
Muenchener Rueckversicherungs AG	22	3,286
National Australia Bank Ltd.	247	6,785
National Bank of Greece SA (c)	106	758
Natixis	103	516
New World Development Ltd.	275	415
Nippon Building Fund Inc. (e)	—	576
Nishi-Nippon City Bank Ltd.	74	218
NKSJ Holdings Inc.	166	1,090
Nomura Holdings Inc.	397	1,952
Nomura Real Estate Holdings Inc.	11	184
Nomura Real Estate Office Fund Inc.	—	198
Nordea Bank AB	300	3,224
NTT Urban Development Corp.	—	95
Old Mutual Plc	628	1,345
ORIX Corp. (e)	12	1,170
Oversea-Chinese Banking Corp. Ltd.	282	2,146
Pargesa Holding SA	3	287
Pohjola Bank Plc	13	175
Prudential plc (a)	290	3,356

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
QBE Insurance Group Ltd.	118	2,182
Raiffeisen International Bank Holding AG (e)	6	306
Ratos AB Series B	24	456
Resolution Ltd. (e)	162	764
Resona Holdings Inc.	218	1,025
Royal Bank of Scotland Plc (c)	2,020	1,247
RSA Insurance Group Plc	405	878
Sampo Oyj (e)	48	1,558
SBI Holdings Inc.	2	206
Schroders Plc	12	291
SCOR SE	19	531
Segro Plc	80	400
Seven Bank Ltd.	—	124
Shinsei Bank Ltd.	175	174
Shizuoka Bank Ltd.	70	642
Singapore Exchange Ltd.	100	613
Sino Land Co.	303	485
Skandinaviska Enskilda Banken AB	162	1,327
Societe Generale	72	4,292
Sony Financial Holdings Inc.	20	353
Standard Chartered Plc	267	7,024
Standard Life Plc	265	894
Stockland	264	965
Sumitomo Mitsui Financial Group Inc.	153	4,694
Sumitomo Realty & Development Co. Ltd.	41	900
Sun Hung Kai Properties Ltd.	162	2,359
Suncorp-Metway Ltd.	145	1,266
Suruga Bank Ltd.	23	200
Svenska Handelsbanken	55	1,697
Swedbank AB	93	1,563
Swire Pacific Ltd.	85	1,248
Swiss Life Holding AG	3	536
Swiss Re Ltd. (c)	40	2,218
T&D Holdings Inc.	34	797
Tokio Marine Holdings Inc.	81	2,265
Tokyu Land Corp.	49	207
TrygVesta AS	3	186
UBS AG (c)	414	7,548
Unibail-Rodamco SE	10	2,378
UniCredit SpA	1,540	3,260
Unione di Banche Italiane SCPA	65	365
United Overseas Bank Ltd.	138	2,211
UOL Group Ltd.	45	181
Vienna Insurance Group	4	211
Westfield Group	246	2,283
Westfield Retail Trust	336	977
Westpac Banking Corp.	342	8,170
Wharf Holdings Ltd.	171	1,191
Wheelock & Co. Ltd.	105	421
Wing Hang Bank Ltd.	9	100
Yamaguchi Financial Group Inc.	24	223
Zurich Financial Services AG	17	4,197

		307,001

HEALTH CARE - 8.5%
Actelion Ltd. (c)	13	633
Alfresa Holdings Corp.	5	178
Astellas Pharma Inc.	51	1,972
AstraZeneca Plc	158	7,892
Bayer AG	94	7,542
Celesio AG	10	211
Chugai Pharmaceutical Co. Ltd. (e)	24	387
Cie Generale d’Optique Essilor International SA	23	1,844
Cochlear Ltd.	6	485
Coloplast A/S	3	389
CSL Ltd.	61	2,180
Daiichi Sankyo Co. Ltd.	77	1,507

	Shares/Par (p)	Value
Dainippon Sumitomo Pharma Co. Ltd.	15	141
Eisai Co. Ltd. (e)	29	1,114
Elan Corp. Plc (c)	55	639
Fresenius Medical Care AG & Co. KGaA	23	1,683
Fresenius SE	13	1,317
Getinge AB	23	621
GlaxoSmithKline Plc	589	12,619
Grifols SA (e)	14	284
Hisamitsu Pharmaceutical Co. Inc.	7	285
kyowa Hakko Kirin Co. Ltd. (e)	31	292
Lonza Group AG	6	435
Medipal Holdings Corp.	16	145
Merck KGaA	7	788
Miraca Holdings Inc.	6	243
Mitsubishi Tanabe Pharma Corp.	27	444
Novartis AG	265	16,239
Novo-Nordisk A/S	48	5,980
Olympus Corp.	24	819
Ono Pharmaceutical Co. Ltd.	9	502
Orion Oyj	9	242
Otsuka Holdings Co. Ltd.	28	743
Qiagen NV (c)	25	479
Ramsay Health Care Ltd.	14	276
Roche Holding AG	80	13,359
Sanofi-Aventis SA	127	10,185
Santen Pharmaceutical Co. Ltd.	9	348
Shionogi & Co. Ltd.	35	572
Shire Plc	64	2,011
Smith & Nephew Plc	103	1,099
Sonic Health Care Ltd. (e)	43	590
Sonova Holding AG (c)	5	508
Straumann Holding AG	1	209
Suzuken Co. Ltd.	9	204
Synthes Inc.	7	1,272
Sysmex Corp.	8	299
Taisho Pharmaceutical Co. Ltd.	14	315
Takeda Pharmaceutical Co. Ltd.	90	4,153
Terumo Corp.	19	1,007
Teva Pharmaceutical Industries Ltd.	107	5,146
Tsumura & Co.	8	243
UCB SA	12	526
William Demant Holding AS (c)	2	221

		113,817

INDUSTRIALS - 12.5%
A P Moller - Maersk A/S - Class A	—	513
A P Moller - Maersk A/S - Class B	—	1,311
ABB Ltd.	249	6,468
Abertis Infraestructuras SA	41	911
ACS Actividades de Construccion y Servicios SA (e)	16	746
Adecco SA (c)	15	941
Aeroports de Paris	4	360
Aggreko Plc	30	941
Air France-KLM (c)	14	210
Alfa Laval AB	39	831
All Nippon Airways Co. Ltd. (e)	89	290
Alstom SA (e)	24	1,461
Amada Co. Ltd.	40	306
Asahi Glass Co. Ltd. (e)	116	1,349
Asciano Group	323	568
Assa Abloy AB	36	973
Atlantia SpA	35	749
Atlas Copco AB - Class A	77	2,026
Atlas Copco AB - Class B	43	1,018
Auckland International Airport Ltd.	115	212
Babcock International Group Plc	40	455
BAE Systems Plc	391	1,997

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Balfour Beatty Plc	75	373
Bekaert SA	4	336
Bouygues SA	26	1,159
Brambles Ltd.	167	1,294
Brenntag AG (e)	4	432
Bunzl Plc	36	451
Bureau Veritas SA	6	510
Capita Group Plc	70	804
Cathay Pacific Airways Ltd.	137	317
Central Japan Railway Co.	—	1,366
Chiyoda Corp.	19	218
Cie de Saint-Gobain	45	2,945
Cobham Plc	130	441
ComfortDelgro Corp. Ltd.	227	270
Cosco Corp. Singapore Ltd. (e)	108	171
Dai Nippon Printing Co. Ltd.	61	684
Daikin Industries Ltd.	27	945
Delek Group Ltd.	1	118
Deutsche Lufthansa AG	27	576
Deutsche Post AG	95	1,831
DSV A/S	23	541
East Japan Railway Co.	38	2,182
Edenred	17	512
Eiffage SA (e)	4	275
Elbit Systems Ltd.	3	128
European Aeronautic Defence & Space Co. NV	47	1,572
Experian Plc	114	1,450
Fanuc Ltd.	22	3,640
Ferrovial SA (e)	51	639
Fiat Industrial SpA (c)	88	1,139
Finmeccanica SpA	43	525
Fomento de Construcciones y Contratas SA (e)	6	185
Fraport AG Frankfurt Airport Services Worldwide	4	300
Fraser and Neave Ltd.	114	535
Fuji Electric Holdings Co. Ltd.	67	208
Furukawa Electric Co. Ltd.	68	282
G4S Plc	164	737
GEA Group AG	19	682
Geberit AG	4	1,066
Groupe Eurotunnel SA	59	658
GS Yuasa Corp.	46	306
Hexagon AB - B Shares	28	687
Hino Motors Ltd.	28	162
Hitachi Construction Machinery Co. Ltd.	11	247
Hochtief AG	5	398
Hutchison Port Holdings Trust (c)	553	467
Hutchison Whampoa Ltd.	239	2,580
IHI Corp.	151	388
International Consolidated Airlines Group SA (c)	111	451
Intertek Group Plc	19	592
Invensys Plc	90	463
ITOCHU Corp.	169	1,753
Japan Steel Works Ltd.	39	266
JGC Corp.	24	654
JS Group Corp.	30	758
JTEKT Corp.	24	344
Kajima Corp.	92	263
Kamigumi Co. Ltd.	29	271
Kawasaki Heavy Industries Ltd.	152	602
Kawasaki Kisen Kaisha Ltd.	85	296
Keihin Electric Express Railway Co. Ltd.	49	353
Keio Corp.	66	363
Keisei Electric Railway Co. Ltd.	31	183
Keppel Corp. Ltd.	163	1,471
Kinden Corp.	16	137
Kintetsu Corp. (e)	188	603

	Shares/Par (p)	Value
Komatsu Ltd.	108	3,359
Kone Oyj	18	1,130
Koninklijke Boskalis Westminster NV (e)	8	374
Koninklijke Philips Electronics NV	113	2,893
Koninklijke Vopak NV (e)	8	368
Kubota Corp.	134	1,180
Kuehne & Nagel International AG	6	912
Kurita Water Industries Ltd.	13	386
Legrand SA	22	918
Leighton Holdings Ltd. (e)	18	394
Mabuchi Motor Co. Ltd.	2	116
Makita Corp.	13	598
Man AG (e)	12	1,621
MAp Group	55	198
Marubeni Corp.	187	1,236
Metso Oyj	15	828
Minebea Co. Ltd.	37	196
Mitsubishi Corp.	155	3,845
Mitsubishi Electric Corp.	221	2,553
Mitsubishi Heavy Industries Ltd.	348	1,630
Mitsubishi Logistics Corp.	13	146
Mitsui & Co. Ltd.	198	3,409
Mitsui Engineering & Shipbuilding Co. Ltd.	90	196
Mitsui OSK Lines Ltd.	134	717
MTR Corp.	155	548
Nabtesco Corp.	10	250
Neptune Orient Lines Ltd. (e)	94	117
NGK Insulators Ltd.	27	500
Nidec Corp.	12	1,137
Nippon Express Co. Ltd.	88	355
Nippon Sheet Glass Co. Ltd.	93	288
Nippon Yusen KK	168	622
Noble Group Ltd. (e)	425	682
NSK Ltd.	52	516
NTN Corp.	49	278
NWS Holdings Ltd.	147	197
Obayashi Corp.	79	343
Odakyu Electric Railway Co. Ltd. (e)	67	531
Orient Overseas International Ltd.	23	150
Orkla ASA	84	802
PostNL NV	42	353
Prysmian SPA	22	443
Qantas Airways Ltd. (c)	130	257
QR National Ltd. (c) (e)	188	681
Randstad Holding NV	13	609
Rolls-Royce Holdings Plc (c)	210	2,175
Ryanair Holdings Plc	2	9
Safran SA	19	818
Sandvik AB	113	1,984
Scania AB	37	862
Schindler Holding AG	2	275
Schneider Electric SA	28	4,659
Secom Co. Ltd.	23	1,108
Securitas AB	32	342
SembCorp Industries Ltd.	117	475
SembCorp Marine Ltd.	93	403
Serco Group Plc	53	471
SGS SA	1	1,148
Shimizu Corp.	60	249
Siemens AG	93	12,820
Singapore Airlines Ltd.	59	685
Singapore Technologies Engineering Ltd.	171	419
Skanska AB	44	779
SKF AB (e)	44	1,275
SMC Corp.	6	1,058
Smiths Group Plc	46	878
Societe BIC SA	3	294
Sojitz Corp.	125	232

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Sulzer AG	3	420
Sumitomo Corp.	129	1,748
Sumitomo Electric Industries Ltd.	87	1,260
Sumitomo Heavy Industries Ltd.	59	409
Taisei Corp.	121	277
Thales SA (e)	11	475
THK Co. Ltd.	13	322
TNT Express NV (c)	42	432
Tobu Railway Co. Ltd.	116	487
Tokyu Corp.	132	548
Toll Holdings Ltd. (e)	80	415
Toppan Printing Co. Ltd.	59	456
TOTO Ltd.	33	255
Toyota Tsusho Corp.	23	392
Transurban Group	148	831
Ushio Inc.	10	201
Vallourec SA	12	1,521
Vestas Wind Systems A/S (c)	23	527
Vinci SA	51	3,250
Volvo AB	158	2,752
Wartsila Oyj	20	662
Weir Group Plc	23	790
Wendel SA	4	435
West Japan Railway Co.	19	725
Wolseley Plc	32	1,052
Yamato Holdings Co. Ltd.	46	726
Yangzijiang Shipbuilding Holdings Ltd. (e)	191	227
Zardoya Otis SA	14	210

		166,275

INFORMATION TECHNOLOGY - 4.6%
Advantest Corp.	19	351
Alcatel-Lucent (c)	261	1,511
Amadeus IT Holding SA	27	565
ARM Holdings Plc	155	1,460
ASM Pacific Technology Ltd.	22	299
ASML Holding NV	48	1,784
Atos Origin SA	6	334
Autonomy Corp. Plc (c)	26	700
Brother Industries Ltd.	25	374
Canon Inc. (e)	129	6,105
Cap Gemini SA	17	1,005
Citizen Holdings Co. Ltd.	30	179
Computershare Ltd.	49	470
Dassault Systemes SA	6	547
Elpida Memory Inc. (c) (e)	20	232
Foxconn International Holdings Ltd. (c) (e)	243	107
FUJIFILM Holdings Corp.	53	1,651
Fujitsu Ltd.	211	1,200
Gree Inc. (e)	11	237
Hamamatsu Photonics KK	8	349
Hirose Electric Co. Ltd.	3	337
Hitachi High-Technologies Corp.	7	159
Hitachi Ltd.	516	3,032
Hoya Corp.	49	1,089
Ibiden Co. Ltd.	15	464
Indra Sistemas SA (e)	11	231
Infineon Technologies AG	125	1,404
Itochu Techno-Solutions Corp.	3	120
Keyence Corp.	5	1,357
Konami Corp.	11	261
Konica Minolta Holdings Inc.	56	469
Kyocera Corp.	18	1,853
Murata Manufacturing Co. Ltd.	23	1,548
NEC Corp.	285	648
Neopost SA (e)	4	331
NICE Systems Ltd. (c)	8	274
Nintendo Co. Ltd.	11	2,078

	Shares/Par (p)	Value
Nippon Electric Glass Co. Ltd.	44	561
Nokia Oyj	428	2,774
Nomura Research Institute Ltd.	11	235
NTT Data Corp.	—	463
Omron Corp.	22	603
Oracle Corp. Japan	5	196
Otsuka Corp.	1	87
Renewable Energy Corp. AS (c) (e)	49	85
Ricoh Co. Ltd.	77	850
Rohm Co. Ltd.	11	611
Sage Group Plc	148	685
SAP AG	105	6,323
Seiko Epson Corp.	14	241
Shimadzu Corp.	26	237
Square Enix Holdings Co. Ltd.	6	108
STMicroelectronics NV	73	725
Sumco Corp. (c)	13	217
TDK Corp.	13	734
Telefonaktiebolaget LM Ericsson	343	4,946
Tokyo Electron Ltd.	20	1,058
Toshiba Corp.	451	2,364
Trend Micro Inc.	13	386
United Internet AG (e)	14	299
Yahoo! Japan Corp.	2	575
Yaskawa Electric Corp.	25	279
Yokogawa Electric Corp. (c)	24	203

		60,960

MATERIALS - 11.1%
Acerinox SA (e)	12	212
Air Liquide	32	4,642
Air Water Inc.	14	168
Akzo Nobel NV	27	1,675
Alumina Ltd.	273	617
Amcor Ltd.	142	1,094
Anglo American Plc	150	7,443
Antofagasta Plc	44	977
ArcelorMittal	98	3,410
Arkema SA	6	614
Asahi Kasei Corp.	146	979
BASF SE	104	10,191
BHP Billiton Ltd.	365	17,137
BHP Billiton Plc	248	9,764
BlueScope Steel Ltd. (e)	188	244
Boliden AB	30	555
Boral Ltd.	79	373
Cimpor Cimentos de Portugal SGPS SA	25	194
CRH Plc	81	1,803
Daicel Chemical Industries Ltd.	28	184
Daido Steel Co. Ltd.	32	213
Denki Kagaku Kogyo K K	49	235
Eramet (e)	1	178
Eurasian Natural Resources Corp.	29	360
Fletcher Building Ltd.	77	547
Fortescue Metals Group Ltd. (e)	144	982
Fresnillo Plc	20	447
Givaudan SA	1	1,000
Glencore International Plc (c)	97	761
HeidelbergCement AG	16	987
Hitachi Chemical Co. Ltd.	12	229
Hitachi Metals Ltd. (e)	17	239
Holcim Ltd.	28	2,120
Holmen AB	7	209
Iluka Resources Ltd.	49	873
Imerys SA	4	269
Incitec Pivot Ltd.	190	785
Israel Chemicals Ltd.	49	783
Israel Corp. Ltd.	—	305

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
James Hardie Industries SE (c) (e)	46	290
JFE Holdings Inc.	53	1,453
Johnson Matthey Plc	24	742
JSR Corp.	19	360
K+S AG	20	1,530
Kaneka Corp.	32	209
Kansai Paint Co. Ltd.	22	200
Kazakhmys Plc	23	508
Kobe Steel Ltd.	292	660
Koninklijke DSM NV	17	1,108
Kuraray Co. Ltd.	40	590
Lafarge SA (e)	23	1,469
Lanxess AG	9	739
Linde AG	19	3,379
Lonmin Plc	17	398
Lynas Corp. Ltd. (c)	182	387
MacArthur Coal Ltd.	18	207
Makhteshim-Agan Industries Ltd.	29	159
Maruichi Steel Tube Ltd.	6	143
Mitsubishi Chemical Holdings Corp.	150	1,061
Mitsubishi Gas Chemical Co. Inc.	42	306
Mitsubishi Materials Corp.	130	407
Mitsui Chemicals Inc.	104	377
Newcrest Mining Ltd.	87	3,531
Nippon Paper Group Inc.	11	232
Nippon Steel Corp.	586	1,893
Nisshin Steel Co. Ltd.	92	175
Nitto Denko Corp.	19	964
Norsk Hydro ASA	108	829
Novozymes A/S	5	856
OJI Paper Co. Ltd.	101	483
OneSteel Ltd.	147	291
Orica Ltd.	40	1,157
Outokumpu Oyj (e)	15	200
OZ Minerals Ltd.	38	531
Randgold Resources Ltd.	10	839
Rautaruukki Oyj (e)	8	187
Rexam Plc	101	621
Rio Tinto Ltd.	50	4,421
Rio Tinto Plc	164	11,849
Salzgitter AG	4	342
Shin-Etsu Chemical Co. Ltd.	46	2,454
Showa Denko KK	154	318
Sika AG	—	569
Sims Metal Management Ltd.	20	374
Solvay SA	7	1,059
SSAB Svenskt Stal AB - Class A	19	286
Stora Enso Oyj	65	681
Sumitomo Chemical Co. Ltd.	175	869
Sumitomo Metal Industries Ltd.	384	859
Sumitomo Metal Mining Co. Ltd.	58	947
Svenska Cellulosa AB	64	894
Syngenta AG	11	3,642
Taiyo Nippon Sanso Corp.	28	222
Teijin Ltd.	104	456
ThyssenKrupp AG	38	1,947
Toray Industries Inc.	169	1,243
Tosoh Corp.	50	200
Toyo Seikan Kaisha Ltd.	15	254
Ube Industries Ltd.	121	362
Umicore	13	725
UPM-Kymmene Oyj	60	1,099
Vedanta Resources Plc (e)	13	444
Voestalpine AG (e)	12	670
Wacker Chemie AG	2	386
Xstrata Plc	236	5,202
Yamato Kogyo Co. Ltd.	4	124

	Shares/Par (p)	Value
Yara International ASA	21	1,180

		147,347

TELECOMMUNICATION SERVICES - 5.3%
Belgacom SA	17	608
Bezeq Israeli Telecommunication Corp. Ltd.	197	495
BT Group Plc	887	2,868
Cellcom Israel Ltd.	5	143
Deutsche Telekom AG	320	4,995
Elisa Oyj	15	329
France Telecom SA	211	4,493
Hellenic Telecommunications Organization SA	25	231
Iliad SA (e)	2	256
Inmarsat Plc	54	484
KDDI Corp.	—	2,344
Koninklijke KPN NV	180	2,615
Millicom International Cellular SA - SDR	8	868
Mobistar SA	4	278
Nippon Telegraph & Telephone Corp.	54	2,573
NTT DoCoMo Inc.	2	3,107
Partner Communications Co. Ltd.	9	133
PCCW Ltd.	321	138
Portugal Telecom SGPS SA	74	737
Singapore Telecommunications Ltd.	894	2,299
SoftBank Corp.	99	3,719
StarHub Ltd.	65	147
Swisscom AG	3	1,232
TDC A/S (c)	40	365
Tele2 AB	35	698
Telecom Corp. of New Zealand Ltd.	228	464
Telecom Italia SpA	1,058	1,472
Telefonica SA	467	11,415
Telekom Austria AG	38	490
Telenor ASA	83	1,364
TeliaSonera AB	246	1,806
Telstra Corp. Ltd.	500	1,550
Vodafone Group Plc	5,882	15,605

		70,321

UTILITIES - 4.5%
A2A SpA (e)	129	201
Acciona SA	3	277
AGL Energy Ltd.	51	804
Centrica Plc	588	3,053
Cheung Kong Infrastructure Holdings Ltd.	46	239
Chubu Electric Power Co. Inc.	76	1,484
Chugoku Electric Power Co. Inc. (e)	32	548
CLP Holdings Ltd.	221	1,957
Contact Energy Ltd.	37	166
E.ON AG	205	5,838
EDP Renovaveis SA (c)	25	166
Electric Power Development Co. Ltd.	14	373
Electricite de France SA	29	1,152
Enagas SA (e)	20	494
Enel Green Power SpA (e)	195	536
Enel SpA (e)	750	4,897
Energias de Portugal SA	218	773
Fortum Oyj	51	1,476
Gas Natural SDG SA	37	784
GDF Suez	141	5,159
Hokkaido Electric Power Co. Inc.	19	316
Hokuriku Electric Power Co.	18	347
Hong Kong & China Gas Co. Ltd.	547	1,242
Hongkong Electric Holdings Ltd.	154	1,162
Iberdrola Renovables SA	99	437
Iberdrola SA	432	3,841
International Power Plc	177	914
Kansai Electric Power Co. Inc.	85	1,679

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Kyushu Electric Power Co. Inc.	45	802
National Grid Plc	400	3,932
Osaka Gas Co. Ltd.	222	841
Public Power Corp. SA	14	200
Red Electrica Corp. SA (e)	12	731
RWE AG	48	2,665
Scottish & Southern Energy Plc	105	2,336
Severn Trent Plc	27	645
Shikoku Electric Power Co. Inc.	22	501
Snam Rete Gas SpA	178	1,053
SP AusNet	178	181
Suez Environnement SA	30	604
Terna Rete Elettrica Nazionale SpA (e)	146	678
Toho Gas Co. Ltd. (e)	51	276
Tohoku Electric Power Co. Inc.	53	767
Tokyo Electric Power Co. Inc. (e)	155	627
Tokyo Gas Co. Ltd.	288	1,299
United Utilities Group Plc	76	733
Veolia Environnement	39	1,110
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	7	321

		60,617

Total Common Stocks (cost $1,217,496)		1,295,741

PREFERRED STOCKS - 0.7%

CONSUMER DISCRETIONARY - 0.4%
Bayerische Motoren Werke AG	5	346
Porsche Automobil Holding SE	17	1,380
Volkswagen AG	17	3,410

		5,136

CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	20	1,394
Lindt & Spruengli AG	—	293

		1,687

FINANCIALS - 0.0%
Intesa Sanpaolo SpA	102	221

INDUSTRIALS - 0.1%
Schindler Holding AG	6	679

TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RSP	656	764

UTILITIES - 0.0%
RWE AG	4	201

Total Preferred Stocks (cost $6,650)		8,688

RIGHTS - 0.0%
Banca Monte dei Paschi di Siena SpA (c)	301	23
Banco Popular Espanol SA	113	8
CaixaBank SA	97	7
Eurazeo SA (c)	—	—
Zardoya Otis SA (c)	14	11

Total Rights (cost $15)		49

OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG - Escrow Shares (c) (f) (u)	37	—
IMMOFINANZ AG - Escrow Shares (c) (f) (u)	27	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 6.0%

Investment Company - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	17,190	17,190

	Shares/Par (p)	Value
Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	60,414	60,414
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	893	870

		61,284
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.04%, 09/22/11 (o)	$1,770	1,770

Total Short Term Investments (cost $80,267)		80,244

Total Investments - 104.0% (cost $1,304,428)		1,384,722
Other Assets and Liabilities, Net - (4.0%)		(53,394)

Total Net Assets - 100.0%		$1,331,328

JNL/Oppenheimer Global Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	27.7%
Consumer Discretionary	17.3
Financials	16.0
Industrials	13.1
Health Care	9.4
Consumer Staples	7.4
Energy	3.8
Telecommunication Services	1.4
Utilities	0.8
Materials	0.7
Short Term Investments	2.4

Total Investments	100.0%

COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 15.8%
Bayerische Motoren Werke AG	15	$1,492
Carnival Corp.	230	8,661
Grupo Televisa SA - ADR	287	7,048
Inditex SA	101	9,214
Lottomatica SpA (c) (e)	88	1,716
LVMH Moet Hennessy Louis Vuitton SA	59	10,670
McDonald’s Corp.	120	10,100
McGraw-Hill Cos. Inc.	121	5,057
PPR SA	24	4,263
Shuffle Master Inc. (c)	133	1,246
Sony Corp.	271	7,129
Tiffany & Co.	131	10,307
Tod’s SpA	50	6,629
Walt Disney Co.	241	9,403
Wire & Wireless India Ltd. (c)	217	42
Zee Entertainment Enterprises Ltd.	843	2,545
Zee Learn Ltd. (c)	68	30

		95,552

CONSUMER STAPLES - 7.4%
Cia de Bebidas das Americas - ADR (e)	195	6,589
Colgate-Palmolive Co.	100	8,781
E-Mart Co. Ltd. (c)	12	2,780
Fomento Economico Mexicano SAB de CV (e)	1,212	8,056
Grupo Modelo SAB de CV (e)	511	3,092
Nestle SA	110	6,865
Shinsegae Co. Ltd. (q)	3	1,043
Unilever Plc	237	7,645

		44,851

ENERGY - 3.8%
Technip SA (e)	86	9,219

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Total SA	112	6,499
Transocean Ltd.	93	6,001
YPF SA - ADR	34	1,551

		23,270

FINANCIALS - 16.1%
3i Group Plc	559	2,523
AFLAC Inc.	100	4,690
Allianz SE	66	9,246
Banco Bilbao Vizcaya Argentaria SA	618	7,251
Bank of America Corp.	272	2,983
BM&F Bovespa SA	855	5,652
Credit Suisse Group AG (c)	311	12,088
Dai-Ichi Life Insurance Co. Ltd.	4	6,175
DLF Ltd.	241	1,136
Fidelity National Financial Inc. - Class A	205	3,220
Goldman Sachs Group Inc.	50	6,589
HSBC Holdings Plc	634	6,282
Investor AB - Class B	289	6,626
Societe Generale - Class A (e)	72	4,290
Sumitomo Mitsui Financial Group Inc.	153	4,700
UBS AG (c)	457	8,328
XL Group Plc - Class A	253	5,550

		97,329

HEALTH CARE - 9.5%
Aetna Inc.	216	9,544
Allergan Inc.	21	1,773
Amgen Inc. (c)	44	2,573
Amylin Pharmaceuticals Inc. (c)	229	3,066
Basilea Pharmaceutical AG (c)	4	282
Bayer AG	74	5,945
Dendreon Corp. (c)	43	1,694
Gilead Sciences Inc. (c)	51	2,093
Mitsubishi Tanabe Pharma Corp.	170	2,844
Pfizer Inc.	81	1,659
Roche Holding AG	22	3,616
Teva Pharmaceutical Industries Ltd. - ADR	51	2,458
Theravance Inc. (c) (e)	123	2,736
WellPoint Inc.	127	10,039
Zimmer Holdings Inc. (c)	113	7,145

		57,467

INDUSTRIALS - 13.2%
3M Co.	81	7,722
All America Latina Logistica SA	151	1,275
Assa Abloy AB	310	8,336
Embraer SA - ADR	185	5,696
Emerson Electric Co.	94	5,314
European Aeronautic Defence & Space Co. NV	297	9,953
Fanuc Ltd.	24	3,989
Koninklijke Philips Electronics NV	248	6,368
Multiplus SA	51	884
Nidec Corp.	37	3,429
PostNL NV	155	1,319
Prysmian SPA	143	2,880
Secom Co. Ltd.	62	2,961
Siemens AG	134	18,333
TNT Express NV (c)	153	1,588

		80,047

INFORMATION TECHNOLOGY - 27.8%
Adobe Systems Inc. (c)	227	7,127
Altera Corp.	293	13,574
Automatic Data Processing Inc.	119	6,283
Corning Inc.	289	5,238
eBay Inc. (c)	527	17,015
Google Inc. (c)	10	4,851
Hoya Corp.	221	4,872

	Shares/Par (p)	Value
Infosys Technologies Ltd.	116	7,521
Intuit Inc. (c)	206	10,700
Juniper Networks Inc. (c)	240	7,551
Keyence Corp.	20	5,735
Kyocera Corp.	35	3,584
Maxim Integrated Products Inc.	302	7,720
MediaTek Inc.	319	3,470
Microsoft Corp.	310	8,054
Murata Manufacturing Co. Ltd.	113	7,529
Nintendo Co. Ltd.	13	2,396
SAP AG	194	11,740
Taiwan Semiconductor Manufacturing Co. Ltd.	2,386	5,997
Telefonaktiebolaget LM Ericsson	1,919	27,663

		168,620

MATERIALS - 0.7%
Linde AG	26	4,499

TELECOMMUNICATION SERVICES - 1.4%
America Movil SAB de CV - ADR	25	1,373
KDDI Corp.	1	7,139

		8,512

UTILITIES - 0.8%
Fortum Oyj	166	4,801

Total Common Stocks (cost $522,089)		584,948

PREFERRED STOCKS - 1.6%

CONSUMER DISCRETIONARY - 1.6%
Bayerische Motoren Werke AG	150	9,507

Total Preferred Stocks (cost $6,410)		9,507

SHORT TERM INVESTMENTS - 2.4%

Investment Company - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	8,090	8,090

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	6,033	6,033
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	440	428

		6,461

Total Short Term Investments (cost $14,563)		14,551

Total Investments - 100.5% (cost $543,062)		609,006
Other Assets and Liabilities, Net - (0.5%)		(2,761)

Total Net Assets - 100.0%		$606,245

JNL/PAM Asia ex-Japan Fund

Sector Weightings:	Percentage of Total Investments
Financials	32.5%
Information Technology	19.4
Industrials	11.4
Materials	9.1
Energy	8.9
Telecommunication Services	4.6
Consumer Staples	4.5
Utilities	3.1
Consumer Discretionary	2.1
Health Care	1.6
Short Term Investments	2.8

Total Investments	100.0%

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 2.1%
Esprit Holdings Ltd.	161	$501
Hankook Tire Co. Ltd.	33	1,404
Kangwon Land Inc.	41	1,095

		3,000

CONSUMER STAPLES - 4.5%
E-Mart Co. Ltd. (c)	7	1,506
Hengan International Group Co. Ltd.	325	2,911
Salim Ivomas Pratama Tbk PT (c)	8,597	1,183
Shinsegae Co. Ltd.	2	738

		6,338

ENERGY - 8.9%
Banpu Public Co. Ltd.	81	1,896
Cairn India Ltd. (c)	268	1,868
China Petroleum & Chemical Corp.	1,338	1,346
China Shenhua Energy Co. Ltd.	379	1,805
CNOOC Ltd.	1,835	4,282
GS Holdings Corp.	18	1,311

		12,508

FINANCIALS - 32.6%
AIA Group Ltd. (c)	460	1,593
Alam Sutera Realty Tbk PT	32,054	1,215
AMMB Holdings Bhd	740	1,595
Bangkok Bank PCL	333	1,718
Bank of China Ltd.	8,586	4,182
Bumi Serpong Damai PT	9,646	1,012
China Construction Bank Corp.	3,125	2,590
China Pacific Insurance Group Co. Ltd.	912	3,779
DBS Group Holdings Ltd.	286	3,418
Global Logistic Properties Ltd. (c)	726	1,218
Hana Financial Group Inc.	51	1,778
Hang Seng Bank Ltd.	101	1,612
Henderson Land Development Co. Ltd.	414	2,668
ICICI Bank Ltd.	83	2,022
Korea Exchange Bank	130	1,170
Longfor Properties Co. Ltd. (e)	373	572
Mahindra & Mahindra Financial Services Ltd.	88	1,232
Metropolitan Bank & Trust Co.	664	1,072
Perennial China Retail Trust (c)	2,734	1,369
PT Bank Rakyat Indonesia	4,142	3,139
Rural Electrification Corp. Ltd.	137	602
Samsung Fire & Marine Insurance Co. Ltd.	16	3,719
Sino-Ocean Land Holdings Ltd. (e)	596	303
Wharf Holdings Ltd.	182	1,263
Yuanta Financial Holding Co. Ltd. (c)	1,452	1,006

		45,847

HEALTH CARE - 1.6%
Ranbaxy Laboratories Ltd.	189	2,288

INDUSTRIALS - 11.4%
Far Eastern New Century Corp	664	1,034
Hutchison Whampoa Ltd.	293	3,163
Hyundai Engineering & Construction Co. Ltd.	50	4,062
IVRCL Infrastructures & Projects Ltd.	402	628
S1 Corp.	20	1,012
SembCorp Industries Ltd.	746	3,031
Suzlon Energy Ltd. (c)	536	575
Tata Motors Ltd.	129	1,561
Voltas Ltd.	269	959

		16,025

INFORMATION TECHNOLOGY - 19.4%
AAC Acoustic Technologies Holdings Inc.	1,518	3,535

	Shares/Par (p)	Value
Chimei Innolux Corp. (c)	3,390	2,419
Foxconn Technology Co. Ltd.	269	1,112
Hon Hai Precision Industry Co. Ltd.	1,270	4,356
Largan Precision Co. Ltd.	49	1,569
Mphasis Ltd.	157	1,523
Samsung Electronics Co. Ltd.	7	5,524
Shanda Games Ltd. - ADR (e)	256	1,669
Taiwan Semiconductor Manufacturing Co. Ltd.	1,397	3,511
Wistron Corp.	1,202	2,135

		27,353

MATERIALS - 9.2%
China Resources Cement Holdings Ltd.	2,426	2,282
China Shanshui Cement Group Ltd.	1,528	1,765
Hindalco Industries Ltd.	329	1,329
Huabao International Holdings Ltd.	1,853	1,686
POSCO Inc.	3	1,194
Taiwan Fertilizer Co. Ltd.	692	2,128
Xingda International Holdings Ltd.	2,587	2,523

		12,907

TELECOMMUNICATION SERVICES - 4.6%
Axiata Group Bhd	1,471	2,441
China Mobile Ltd.	155	1,430
KT Corp.	29	1,118
Telekomunikasi Indonesia Tbk PT	1,595	1,367
Total Access Communication PCL	112	199

		6,555

UTILITIES - 3.1%
China Resources Power Holdings Co. Ltd.	178	347
GVK Power & Infrastructure Ltd. (c)	1,426	616
Korea Electric Power Corp. (c)	130	3,450

		4,413

Total Common Stocks (cost $128,544)		137,234

SHORT TERM INVESTMENTS - 2.8%

Investment Company - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	3,192	3,192

Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	695	695
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	21	21

		716

Total Short Term Investments (cost $3,908)		3,908

Total Investments - 100.2% (cost $132,452)		141,142
Other Assets and Liabilities, Net - (0.2%)		(318)

Total Net Assets - 100.0%		$140,824

JNL/T.Rowe Price Established Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	30.9%
Consumer Discretionary	17.8
Industrials	16.3
Energy	8.2
Health Care	6.8
Financials	6.3
Materials	5.3
Telecommunication Services	3.6
Consumer Staples	2.0

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Short Term Investments	2.8

Total Investments	100.0%

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 17.6%
Amazon.com Inc. (c)	349	$71,387
AutoZone Inc. (c)	17	4,865
Carmax Inc. (c)	406	13,417
Carnival Plc	242	9,357
Chipotle Mexican Grill Inc. - Class A (c)	43	13,160
Coach Inc.	243	15,561
Ctrip.com International Ltd. - ADR (c)	249	10,723
Discovery Communications Inc. - Class A (c)	133	5,440
Fossil Inc. (c)	77	9,006
General Motors Co. (c)	219	6,649
Johnson Controls Inc.	202	8,411
Las Vegas Sands Corp. (c)	232	9,784
Liberty Media Corp. - Interactive (c)	438	7,352
Marriott International Inc. - Class A	500	17,730
MGM Resorts International (c) (e)	203	2,679
NetFlix Inc. (c)	6	1,681
Nike Inc. - Class B	240	21,568
O’Reilly Automotive Inc. (c)	94	6,125
Polo Ralph Lauren Corp. - Class A	48	6,299
Prada SpA (c)	1,131	6,826
Priceline.com Inc. (c)	42	21,612
Ross Stores Inc.	101	8,060
Royal Caribbean Cruises Ltd. (c)	185	6,971
Starbucks Corp.	493	19,476
Starwood Hotels & Resorts Worldwide Inc.	242	13,567
Walt Disney Co.	379	14,784

		332,490

CONSUMER STAPLES - 2.0%
Costco Wholesale Corp.	178	14,453
Green Mountain Coffee Roasters Inc. (c)	143	12,755
Hansen Natural Corp. (c)	67	5,424
Whole Foods Market Inc.	91	5,780

		38,412

ENERGY - 8.3%
Alpha Natural Resources Inc. (c)	100	4,530
Cameron International Corp. (c)	265	13,332
Cimarex Energy Co.	63	5,629
Continental Resources Inc. (c)	153	9,951
EOG Resources Inc.	170	17,721
FMC Technologies Inc. (c)	405	18,136
McDermott International Inc. (c)	327	6,482
Occidental Petroleum Corp.	200	20,787
Peabody Energy Corp.	195	11,458
Schlumberger Ltd.	359	31,009
Suncor Energy Inc.	469	18,322

		157,357

FINANCIALS - 6.5%
American Express Co.	522	27,008
CB Richard Ellis Group Inc. (c)	356	8,932
Franklin Resources Inc.	221	29,041
IntercontinentalExchange Inc. (c)	109	13,531
Invesco Ltd.	647	15,128
JPMorgan Chase & Co.	327	13,379
Northern Trust Corp.	187	8,604
U.S. Bancorp	258	6,571

		122,194

HEALTH CARE - 6.9%
Alexion Pharmaceuticals Inc. (c)	85	3,979
Allergan Inc.	113	9,416

	Shares/Par (p)	Value
AmerisourceBergen Corp.	147	6,073
Biogen Idec Inc. (c)	25	2,641
Celgene Corp. (c)	136	8,222
Covidien Plc	50	2,640
Dendreon Corp. (c)	85	3,333
Edwards Lifesciences Corp. (c)	128	11,142
Express Scripts Inc. (c)	472	25,462
Human Genome Sciences Inc. (c)	346	8,479
Illumina Inc. (c)	81	6,110
McKesson Corp.	287	23,974
Stryker Corp.	204	11,990
Valeant Pharmaceuticals International Inc. (e)	139	7,222

		130,683

INDUSTRIALS - 16.6%
3M Co.	161	15,280
Babcock & Wilcox Co. (c)	191	5,284
Boeing Co.	217	16,050
Caterpillar Inc.	73	7,729
Cooper Industries Plc	138	8,205
Cummins Inc.	91	9,449
Danaher Corp.	1,089	57,717
Deere & Co.	108	8,880
Emerson Electric Co.	181	10,181
Expeditors International Washington Inc.	232	11,851
Fastenal Co. (e)	623	22,418
FedEx Corp.	338	32,040
Fluor Corp.	98	6,330
Joy Global Inc.	110	10,476
PACCAR Inc.	209	10,683
Precision Castparts Corp.	152	24,977
Roper Industries Inc.	106	8,805
Textron Inc.	205	4,831
Union Pacific Corp.	203	21,152
United Parcel Service Inc. - Class B	220	16,067
WW Grainger Inc.	42	6,499

		314,904

INFORMATION TECHNOLOGY - 31.4%
Accenture Plc - Class A	357	21,588
Apple Inc. (c)	403	135,107
Autodesk Inc. (c)	113	4,362
Baidu.com - ADR (c)	328	45,991
Broadcom Corp. - Class A	394	13,254
Corning Inc.	1,462	26,539
Dolby Laboratories Inc. - Class A (c)	269	11,437
eBay Inc. (c)	573	18,478
EMC Corp. (c)	263	7,257
Facebook Inc. (f) (q)	290	8,233
Google Inc. - Class A (c)	121	61,424
Juniper Networks Inc. (c)	585	18,421
Mail.ru Group Ltd. - GDR (f) (q)	210	6,986
MasterCard Inc. - Class A	118	35,679
NetApp Inc. (c)	199	10,488
Nuance Communications Inc. (c)	281	6,033
NXP Semiconductors NV (c) (e)	267	7,123
QUALCOMM Inc.	923	52,434
Red Hat Inc. (c)	151	6,926
Rovi Corp. (c)	221	12,682
Salesforce.com Inc.	61	9,028
Samsung Electronics Co. Ltd.	6	4,880
SanDisk Corp. (c)	144	5,968
Tencent Holdings Ltd.	647	17,560
Trimble Navigation Ltd. (c)	176	6,979
VeriFone Holdings Inc. (c)	196	8,697
Visa Inc. - Class A	217	18,267
Western Union Co.	599	12,000

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Yandex NV (e)	17	600

		594,421

MATERIALS - 5.4%
Agnico-Eagle Mines Ltd.	79	4,968
Air Products & Chemicals Inc.	88	8,373
BHP Billiton Ltd.	387	18,190
Freeport-McMoRan Copper & Gold Inc.	201	10,622
Potash Corp. of Saskatchewan Inc.	188	10,726
Praxair Inc.	404	43,833
Walter Industries Inc.	45	5,246

		101,958

TELECOMMUNICATION SERVICES - 3.7%
American Tower Corp. - Class A (c)	644	33,656
Crown Castle International Corp. (c)	873	35,626

		69,282

Total Common Stocks (cost $1,498,391)		1,861,701

PREFERRED STOCKS - 0.6%

CONSUMER DISCRETIONARY - 0.6%
Groupon Inc. (f) (q)	108	6,288
Zynga Inc. (f) (q)	274	3,838

Total Preferred Stocks (cost $7,246)		10,126

SHORT TERM INVESTMENTS - 2.8%

Investment Companies - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	299	299
T. Rowe Price Reserves Investment Fund, 0.13% (a) (h)	23,065	23,065

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	29,255	29,255
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	1,248	1,216

		30,471

Total Short Term Investments (cost $53,867)		53,835

Total Investments - 101.8% (cost $1,559,504)		1,925,662
Other Assets and Liabilities, Net - (1.8%)		(33,502)

Total Net Assets - 100.0%		$1,892,160

JNL/T.Rowe Price Mid-Cap Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	23.6%
Industrials	17.0
Health Care	15.8
Consumer Discretionary	10.8
Energy	8.9
Financials	8.7
Materials	3.0
Consumer Staples	2.1
Utilities	1.2
Short Term Investments	8.9

Total Investments	100.0%

COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 11.1%
Bed Bath & Beyond Inc. (c)	160	$9,339
Carmax Inc. (c)	570	18,850
Chipotle Mexican Grill Inc. - Class A (c)	40	12,328

	Shares/Par (p)	Value
Choice Hotels International Inc.	190	6,338
Coach Inc.	25	1,598
Discovery Communications Inc. - Class A (c)	231	9,462
Discovery Communications Inc. - Class C (c)	289	10,563
Dollar General Corp. (c)	690	23,384
Lamar Advertising Co. - Class A (c)	449	12,289
Liberty Media Corp. - Starz (c)	119	8,976
Liberty Media Corp. - Interactive (c)	718	12,041
Madison Square Garden Inc. - Class A (c)	110	3,028
Marriott International Inc. - Class A	487	17,284
O’Reilly Automotive Inc. (c)	246	16,116
Panera Bread Co. - Class A (c)	64	8,042
Starbucks Corp.	158	6,239
Tim Hortons Inc.	179	8,737

		184,614

CONSUMER STAPLES - 2.2%
Hansen Natural Corp. (c)	63	5,100
Shoppers Drug Mart Corp. (e)	460	18,935
Whole Foods Market Inc.	199	12,627

		36,662

ENERGY - 9.4%
Consol Energy Inc.	318	15,417
Continental Resources Inc. (c)	139	9,022
EQT Corp.	324	17,016
FMC Technologies Inc. (c)	240	10,750
McDermott International Inc. (c)	979	19,394
Peabody Energy Corp.	100	5,891
QEP Resources Inc.	323	13,511
Quicksilver Resources Inc. (c)	550	8,118
Range Resources Corp.	364	20,202
SM Energy Co.	160	11,757
Trican Well Service Ltd. (e)	485	11,395
Ultra Petroleum Corp. (c)	279	12,778

		155,251

FINANCIALS - 9.1%
Air Lease Corp. (c) (e)	341	8,283
AON Corp.	279	14,313
Apollo Global Management LLC - Class A	4	64
BankUnited Inc.	180	4,777
CBOE Holdings Inc.	268	6,593
Eaton Vance Corp.	278	8,404
Fifth Third Bancorp	327	4,169
HCC Insurance Holdings Inc.	282	8,883
Interactive Brokers Group Inc.	159	2,488
IntercontinentalExchange Inc. (c)	92	11,473
Jones Lang LaSalle Inc.	94	8,864
MSCI Inc. - Class A (c)	459	17,295
Popular Inc. (c)	449	1,239
Principal Financial Group Inc.	367	11,164
SunTrust Banks Inc.	147	3,793
TCF Financial Corp.	562	7,756
TD Ameritrade Holding Corp.	718	14,008
Willis Group Holdings Plc	204	8,386
WR Berkley Corp.	286	9,278

		151,230

HEALTH CARE - 16.7%
Alexion Pharmaceuticals Inc. (c)	203	9,547
Allscripts-Misys Healthcare Solutions Inc. (c)	319	6,195
BioMarin Pharmaceutical Inc. (c)	143	3,891
Bruker Corp. (c)	539	10,974
CareFusion Corp. (c)	527	14,318
Cephalon Inc. (c)	188	15,021
Community Health Systems Inc. (c)	318	8,166
Covance Inc. (c)	318	18,880
CR Bard Inc.	159	17,468

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Dentsply International Inc.	404	15,384
Edwards Lifesciences Corp. (c)	120	10,462
Elan Corp. Plc - ADR (c)	613	6,970
Henry Schein Inc. (c)	258	18,470
Human Genome Sciences Inc. (c)	398	9,767
Idexx Laboratories Inc. (c)	162	12,565
Illumina Inc. (c)	120	9,018
Laboratory Corp. of America Holdings (c)	99	9,582
Mednax Inc. (c)	73	5,270
Qiagen NV (c) (e)	457	8,692
Regeneron Pharmaceuticals Inc. (c)	208	11,796
SXC Health Solutions Corp. (c)	141	8,308
Theravance Inc. (c)	244	5,419
Valeant Pharmaceuticals International Inc. (e)	412	21,397
Vertex Pharmaceuticals Inc. (c)	139	7,227
Waters Corp. (c)	123	11,776

		276,563

INDUSTRIALS - 17.8%
A123 Systems Inc. (c) (e)	193	1,027
Acuity Brands Inc.	108	6,024
AMETEK Inc.	636	28,556
Babcock & Wilcox Co. (c)	568	15,739
Crane Co.	119	5,880
Fastenal Co. (e)	599	21,558
Foster Wheeler AG (c)	82	2,488
Gardner Denver Inc.	273	22,946
Goodrich Corp.	112	10,696
Hertz Global Holdings Inc. (c)	897	14,244
IDEX Corp.	359	16,460
IHS Inc. - Class A (c)	272	22,690
Manpower Inc.	255	13,681
MSC Industrial Direct Co. - Class A	135	8,952
Quanta Services Inc. (c)	798	16,120
Robert Half International Inc.	286	7,731
Rockwell Collins Inc.	159	9,809
Roper Industries Inc.	279	23,241
Textron Inc.	721	17,023
UTi Worldwide Inc.	412	8,112
Verisk Analytics Inc. - Class A (c)	247	8,551
WABCO Holdings Inc. (c)	204	14,088

		295,616

INFORMATION TECHNOLOGY - 24.7%
Altera Corp.	201	9,316
Ariba Inc. (c)	164	5,653
Atmel Corp. (c)	645	9,075
Concur Technologies Inc. (c)	196	9,814
Cree Inc. (c) (e)	200	6,718
Dolby Laboratories Inc. - Class A (c)	318	13,502
Equinix Inc. (c)	71	7,172
Factset Research Systems Inc.	119	12,176
First Solar Inc. (c) (e)	45	5,952
Fiserv Inc. (c)	279	17,474
FLIR Systems Inc.	408	13,754
Gartner Inc. - Class A (c)	482	19,412
Global Payments Inc.	417	21,267
Intersil Corp. - Class A	654	8,404
JDS Uniphase Corp. (c)	1,197	19,942
Juniper Networks Inc. (c)	204	6,426
Linkedin Corp. (c) (e)	20	1,802
Marvell Technology Group Ltd. (c)	647	9,553
MEMC Electronic Materials Inc. (c)	673	5,741
Microchip Technology Inc. (e)	243	9,212
Micros Systems Inc. (c)	239	11,881
Motorola Mobility Holdings Inc. (c)	605	13,334
National Semiconductor Corp.	715	17,596
Nuance Communications Inc. (c)	1,153	24,755

	Shares/Par (p)	Value
Nvidia Corp. (c)	727	11,585
PMC - Sierra Inc. (c)	346	2,619
Rackspace Hosting Inc. (c)	138	5,898
Red Hat Inc. (c)	358	16,432
Rovi Corp. (c)	287	16,462
Silicon Laboratories Inc. (c)	238	9,836
TIBCO Software Inc. (c)	203	5,891
Trimble Navigation Ltd. (c)	408	16,173
Varian Semiconductor Equipment Associates Inc. (c)	90	5,530
WebMD Health Corp. - Class A (c)	79	3,601
Western Union Co.	878	17,586
Xilinx Inc.	478	17,433

		408,977

MATERIALS - 3.1%
Agnico-Eagle Mines Ltd.	245	15,467
Franco-Nevada Corp.	319	11,908
HudBay Minerals Inc.	396	5,928
Osisko Mining Corp.	481	7,479
Rockwood Holdings Inc. (c)	204	11,279

		52,061

UTILITIES - 1.2%
Calpine Corp. (c)	1,245	20,082

Total Common Stocks (cost $1,241,192)		1,581,056

PREFERRED STOCKS - 0.5%

CONSUMER DISCRETIONARY - 0.3%
Hungry Machine Inc. (f) (q)	719	4,061

INFORMATION TECHNOLOGY - 0.2%
Coupon.com Inc. (f) (q)	313	3,435

Total Preferred Stocks (cost $7,496)		7,496

CORPORATE BONDS AND NOTES - 0.1%

INDUSTRIALS - 0.1%
A123 Systems Inc., 3.75%, 04/15/16	$1,335	1,203

Total Corporate Bonds and Notes (cost $1,335)		1,203

SHORT TERM INVESTMENTS - 9.4%
Investment Companies - 3.7%
JNL Money Market Fund, 0.01% (a) (h)	2,753	2,753
T. Rowe Price Reserves Investment Fund, 0.13% (a) (h)	58,424	58,424
Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	92,195	92,195
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	2,655	2,586

		94,781

Total Short Term Investments (cost $156,027)		155,958

Total Investments - 105.3% (cost $1,406,050)		1,745,713
Other Assets and Liabilities, Net - (5.3%)		(87,086)

Total Net Assets - 100.0%		$1,658,627

JNL/T.Rowe Price Value Fund

Sector Weightings:	Percentage of Total Investments
Financials	21.4%
Energy	15.9

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Health Care	11.7
Information Technology	11.0
Consumer Discretionary	9.7
Industrials	8.7
Utilities	6.7
Materials	5.1
Consumer Staples	5.1
Telecommunication Services	2.8
Short Term Investments	1.9

Total Investments	100.0%

COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 9.6%
Carnival Corp.	314	$11,804
Comcast Corp. - Special Class A	594	14,400
Discovery Communications Inc. - Class C (c)	379	13,838
General Motors Co. (c)	368	11,175
H&R Block Inc.	639	10,247
Harley-Davidson Inc.	88	3,605
International Game Technology	571	10,040
Kohl’s Corp.	354	17,699
Lowe’s Cos. Inc.	159	3,713
Madison Square Garden Inc. - Class A (c)	128	3,529
Time Warner Cable Inc.	199	15,499
Time Warner Inc.	491	17,865

		133,414

CONSUMER STAPLES - 5.1%
Archer-Daniels-Midland Co.	133	4,001
Avon Products Inc.	389	10,895
General Mills Inc.	134	4,976
Kellogg Co.	147	8,132
Kimberly-Clark Corp.	143	9,491
Kroger Co.	255	6,329
PepsiCo Inc.	185	13,023
Procter & Gamble Co.	215	13,687

		70,534

ENERGY - 16.0%
Alpha Natural Resources Inc. (c)	195	8,879
Baker Hughes Inc.	45	3,272
Chevron Corp.	322	33,135
ConocoPhillips	39	2,902
Consol Energy Inc.	98	4,727
El Paso Corp.	1,309	26,450
EOG Resources Inc.	66	6,869
EQT Corp.	243	12,741
Exxon Mobil Corp.	146	11,873
Hess Corp.	93	6,920
Murphy Oil Corp.	193	12,686
Nexen Inc.	669	15,050
Noble Corp.	271	10,692
Peabody Energy Corp.	243	14,327
QEP Resources Inc.	112	4,672
Royal Dutch Shell Plc - ADR	238	16,901
Southwestern Energy Co. (c)	95	4,078
Spectra Energy Corp.	652	17,871
Weatherford International Ltd. (c)	402	7,545

		221,590

FINANCIALS - 20.1%
Allstate Corp.	152	4,628
American Express Co.	246	12,698
AON Corp.	282	14,451
Assured Guaranty Ltd.	292	4,758
Bank of America Corp.	1,418	15,546
CIT Group Inc. (c)	200	8,852
First Horizon National Corp.	855	8,152

	Shares/Par (p)	Value
Goldman Sachs Group Inc.	49	6,575
JPMorgan Chase & Co.	635	25,981
Lazard Ltd. - Class A	95	3,532
Legg Mason Inc.	70	2,306
Marsh & McLennan Cos. Inc.	292	9,101
MetLife Inc.	240	10,533
Moody’s Corp.	682	26,162
Morgan Stanley	564	12,968
NYSE Euronext	301	10,308
PNC Financial Services Group Inc.	124	7,398
Principal Financial Group Inc.	222	6,759
Regions Financial Corp.	1,718	10,653
SLM Corp.	905	15,208
St. Joe Co. (c) (e)	187	3,891
SunTrust Banks Inc.	369	9,514
U.S. Bancorp	570	14,533
Wells Fargo & Co.	1,072	30,078
Willis Group Holdings Plc	97	3,984

		278,569

HEALTH CARE - 11.8%
Amgen Inc. (c)	314	18,339
CIGNA Corp.	250	12,878
Covidien Plc	386	20,563
Gilead Sciences Inc. (c)	435	18,026
Johnson & Johnson	239	15,912
Merck & Co. Inc.	617	21,767
Pfizer Inc.	2,126	43,789
WellPoint Inc.	155	12,170

		163,444

INDUSTRIALS - 8.7%
3M Co.	171	16,172
Boeing Co.	97	7,134
Canadian Pacific Railway Ltd.	8	511
Emerson Electric Co.	46	2,571
Fluor Corp.	102	6,615
General Electric Co.	1,249	23,547
Honeywell International Inc.	207	12,347
Illinois Tool Works Inc.	234	13,213
Raytheon Co.	146	7,273
Republic Services Inc. - Class A	370	11,418
Southwest Airlines Co.	1,302	14,863
Union Pacific Corp.	56	5,825

		121,489

INFORMATION TECHNOLOGY - 11.1%
Amdocs Ltd. (c)	93	2,829
Analog Devices Inc.	74	2,885
Applied Materials Inc.	986	12,828
Cisco Systems Inc.	733	11,437
Computer Sciences Corp.	144	5,459
Corning Inc.	99	1,804
Electronic Arts Inc. (c)	306	7,224
Harris Corp.	60	2,695
Hewlett-Packard Co.	213	7,742
International Business Machines Corp.	85	14,496
Marvell Technology Group Ltd. (c)	488	7,211
Microsoft Corp.	869	22,589
Motorola Mobility Holdings Inc. (c)	240	5,286
TE Connectivity Ltd.	299	10,980
Texas Instruments Inc.	613	20,138
Visa Inc.	127	10,726
Western Union Co.	358	7,161

		153,490

MATERIALS - 5.1%
Anglo American Plc	186	9,217
International Paper Co.	697	20,770

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Monsanto Co.	163	11,802
Owens-Illinois Inc. (c)	140	3,600
United States Steel Corp.	229	10,548
Vulcan Materials Co. (e)	119	4,566
Weyerhaeuser Co.	447	9,776

		70,279

TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	783	24,578
Telefonica SA	309	7,548
Vodafone Group Plc	2,720	7,215

		39,341

UTILITIES - 6.7%
AES Corp. (c)	1,302	16,581
Entergy Corp.	180	12,290
Exelon Corp.	298	12,775
FirstEnergy Corp.	193	8,529
MDU Resources Group Inc.	356	8,003
NiSource Inc.	299	6,061
NRG Energy Inc. (c)	479	11,774
PPL Corp.	595	16,553

		92,566

Total Common Stocks (cost $1,204,643)		1,344,716

PREFERRED STOCKS - 1.4%

FINANCIALS - 1.3%
Citigroup Inc., Convertible Preferred, 7.50%	81	9,696
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (m)	61	8,643

		18,339

UTILITIES - 0.1%
PPL Corp., Convertible Preferred, 9.50%	27	1,483

Total Preferred Stocks (cost $16,633)		19,822

CORPORATE BONDS AND NOTES - 0.2%

CONSUMER DISCRETIONARY - 0.1%
International Game Technology, 3.25%, 05/01/14 (e)	$1,007	1,201

FINANCIALS - 0.1%
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (i) (q)	1,850	1,397

MATERIALS - 0.0%
United States Steel Corp., 4.00%, 05/15/14	327	519

Total Corporate Bonds and Notes (cost $2,650)		3,117

SHORT TERM INVESTMENTS - 2.0%

Investment Companies - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	4,379	4,379
T. Rowe Price Reserves Investment Fund, 0.13% (a) (h)	12,971	12,971

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	8,626	8,626

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	828	806

		9,432

Total Short Term Investments (cost $26,804)		26,782

Total Investments - 100.6% (cost $1,250,730)		1,394,437
Other Assets and Liabilities, Net - (0.6%)		(7,940)

Total Net Assets - 100.0%		$1,386,497

JNL/WMC Balanced Fund
Sector Weightings:	Percentage of Total Investments
Financials	14.2%
U.S. Government Agency MBS	12.0
Information Technology	9.1
Government Securities	8.9
Energy	8.4
Health Care	8.0
Industrials	7.2
Consumer Discretionary	5.9
Consumer Staples	5.0
Telecommunication Services	2.9
Utilities	2.8
Materials	2.1
Non-U.S. Government Agency ABS	0.9
Short Term Investments	12.6

Total Investments	100.0%

COMMON STOCKS - 65.3%

CONSUMER DISCRETIONARY - 5.9%
Comcast Corp. - Class A	765	$19,374
Ford Motor Co. (c)	397	5,481
Honda Motor Co. Ltd. - ADR (e)	198	7,649
J.C. Penney Co. Inc.	91	3,143
Johnson Controls Inc.	209	8,692
Lowe’s Cos. Inc.	514	11,984
News Corp. - Class A	872	15,434
Staples Inc.	381	6,018
Target Corp.	178	8,332
Time Warner Inc.	270	9,810

		95,917

CONSUMER STAPLES - 5.0%
CVS Caremark Corp.	294	11,036
PepsiCo Inc.	308	21,677
Philip Morris International Inc.	250	16,677
Procter & Gamble Co.	303	19,231
Unilever NV - NYS	389	12,775

		81,396

ENERGY - 9.1%
Anadarko Petroleum Corp.	204	15,653
Baker Hughes Inc.	162	11,787
Chevron Corp.	350	36,042
Exxon Mobil Corp.	528	42,962
Occidental Petroleum Corp.	160	16,638
Total SA - ADR	187	10,839
Ultra Petroleum Corp. (c)	300	13,723

		147,644

FINANCIALS - 11.2%
ACE Ltd.	215	14,143
Bank of America Corp.	1,090	11,942
BB&T Corp.	372	9,997

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Chubb Corp.	146	9,159
Duke Realty Corp.	421	5,891
Goldman Sachs Group Inc.	51	6,726
Hartford Financial Services Group Inc.	338	8,901
JPMorgan Chase & Co.	767	31,386
MetLife Inc.	422	18,513
PNC Financial Services Group Inc.	223	13,279
Principal Financial Group Inc.	166	5,044
UBS AG (c) (e)	620	11,326
Wells Fargo & Co.	1,291	36,228

		182,535

HEALTH CARE - 8.6%
Cardinal Health Inc.	306	13,910
Eli Lilly & Co.	549	20,606
Johnson & Johnson	379	25,178
Medtronic Inc.	412	15,862
Merck & Co. Inc.	746	26,337
Pfizer Inc.	1,513	31,170
Teva Pharmaceutical Industries Ltd. - ADR	131	6,328

		139,391

INDUSTRIALS - 7.7%
Cooper Industries Plc	192	11,462
Deere & Co.	114	9,418
FedEx Corp.	126	11,977
General Dynamics Corp.	100	7,473
General Electric Co.	814	15,351
Honeywell International Inc.	132	7,841
Northrop Grumman Systems Corp.	158	10,965
Pentair Inc.	235	9,493
Siemens AG - ADR	89	12,198
United Continental Holdings Inc. (c)	372	8,413
United Parcel Service Inc. - Class B	157	11,482
Waste Management Inc.	257	9,572

		125,645

INFORMATION TECHNOLOGY - 9.9%
Accenture Plc - Class A	238	14,401
Analog Devices Inc.	313	12,242
Automatic Data Processing Inc.	232	12,236
Avnet Inc. (c)	233	7,441
Cisco Systems Inc.	613	9,568
eBay Inc. (c)	252	8,146
Intel Corp.	323	7,159
International Business Machines Corp.	187	31,998
Microsoft Corp.	893	23,218
Nokia OYJ - ADR (e)	344	2,207
QUALCOMM Inc.	184	10,435
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)	537	6,777
Texas Instruments Inc.	252	8,289
Xilinx Inc.	188	6,865

		160,982

MATERIALS - 2.3%
Barrick Gold Corp.	152	6,904
Dow Chemical Co.	303	10,892
Owens-Illinois Inc. (c)	277	7,148
Praxair Inc.	58	6,316
Rio Tinto Plc - ADR	86	6,246

		37,506

TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	1,379	43,327
Sprint Nextel Corp. (c)	909	4,899

		48,226

	Shares/Par (p)	Value

UTILITIES - 2.6%
Dominion Resources Inc. (e)	284	13,726
Exelon Corp.	204	8,748
PG&E Corp.	212	8,917
Xcel Energy Inc.	476	11,573

		42,964

Total Common Stocks (cost $936,875)		1,062,206

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$275	274
AmeriCredit Automobile Receivables Trust, 3.34%, 04/08/16	455	462
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/14 (r)	1,375	1,371
Banc of America Commercial Mortgage Inc. REMIC
5.12%, 07/11/43	669	679
5.19%, 09/10/47 (i)	1,200	1,309
Bank of America-First Union NB Commercial Mortgage REMIC, 5.46%, 04/11/37	59	59
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.53%, 04/12/38 (i)	168	186
5.72%, 09/11/38 (i)	540	595
5.20%, 12/11/38	780	840
5.45%, 03/11/39 (i)	915	1,000
5.54%, 09/11/41	600	654
5.54%, 10/12/41	545	596
CarMax Auto Owner Trust, 4.79%, 02/15/13	298	303
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	861
Continental Airlines Inc. Pass-Through Trust - Class A, 5.98%, 10/19/23	265	273
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (r)	2,656	2,717
Ford Credit Floorplan Master Owner Trust, 1.84%, 12/15/14 (i) (r)	1,000	1,019
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39 (e)	900	959
Marriott Vacation Club Trust, 5.36%, 10/20/28 (r)	26	26
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)	500	538
Morgan Stanley Dean Witter Capital I REMIC, 5.98%, 01/15/39	519	533
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	514
SBA Tower Trust, 4.25%, 04/15/40 (r)	420	442
Southwest Airlines Co. Pass-Through Trust, 6.15%, 02/01/24 (e)	221	240

Total Non-U.S. Government Agency Asset- Backed Securities (cost $15,759)		16,450

CORPORATE BONDS AND NOTES - 8.3%

CONSUMER DISCRETIONARY - 0.8%
CBS Corp.
5.75%, 04/15/20 (e)	805	872
4.30%, 02/15/21	25	24
Comcast Corp.
6.50%, 01/15/17	750	874
6.55%, 07/01/39 (e)	375	406
COX Communications Inc., 5.45%, 12/15/14	500	557
Daimler Finance North America LLC
6.50%, 11/15/13 (e)	425	473
8.50%, 01/18/31	300	406

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
DIRECTV Holdings LLC
3.13%, 02/15/16	900	913
6.38%, 03/01/41 (e)	635	678
Grupo Televisa SA, 6.63%, 01/15/40	375	395
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	485
NBC Universal Inc., 2.88%, 04/01/16 (r)	1,700	1,703
News America Inc., 4.50%, 02/15/21 (r)	850	839
Staples Inc., 9.75%, 01/15/14 (l)	335	399
Target Corp., 5.38%, 05/01/17	800	914
Time Warner Cable Inc.
5.85%, 05/01/17	270	304
5.00%, 02/01/20	500	519
Time Warner Inc., 4.88%, 03/15/20	500	518
Viacom Inc., 6.88%, 04/30/36	670	748

		12,027

CONSUMER STAPLES - 0.6%
Altria Group Inc., 4.75%, 05/05/21	895	894
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	680	827
5.38%, 01/15/20 (e)	170	187
CVS Caremark Corp.
6.13%, 08/15/16	400	459
5.75%, 06/01/17	245	275
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	250
Kellogg Co., 4.00%, 12/15/20 (e)	1,300	1,298
Kraft Foods Inc., 6.25%, 06/01/12	302	317
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,698
SABMiller Plc, 6.50%, 07/15/18 (r)	600	694
Wal-Mart Stores Inc., 3.63%, 07/08/20 (e)	2,300	2,260
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	961

		10,120

ENERGY - 0.3%
BP Capital Markets Plc, 4.75%, 03/10/19	675	712
ConocoPhillips, 4.60%, 01/15/15 (e)	500	552
EOG Resources Inc., 5.63%, 06/01/19	190	213
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	83
Occidental Petroleum Corp., 4.10%, 02/01/21	941	959
Shell International Finance BV
3.10%, 06/28/15	400	418
3.25%, 09/22/15 (e)	550	578
4.38%, 03/25/20	675	709
StatoilHydro ASA, 5.25%, 04/15/19	215	239
TransCanada Pipelines Ltd., 3.80%, 10/01/20 (e)	975	965

		5,428

FINANCIALS - 4.6%
Ace Capital Trust II, 9.70%, 04/01/30	525	678
American Express Centurion Bank, 6.00%, 09/13/17	850	959
American Express Credit Corp., 2.75%, 09/15/15	500	500
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,005
Ameriprise Financial Inc., 5.30%, 03/15/20	170	182
ANZ National International Ltd., 2.38%, 12/21/12 (r)	260	264
ASIF Global Financing XIX, 4.90%, 01/17/13 (r)	500	520
AXA SA, 8.60%, 12/15/30	425	506
Bank of America Corp.
6.50%, 08/01/16	2,000	2,231
5.42%, 03/15/17	700	714
7.63%, 06/01/19 (e)	800	927
Bank of New York Mellon Corp.
4.30%, 05/15/14	240	259

	Shares/Par (p)	Value
5.45%, 05/15/19	500	555
Bank of Nova Scotia, 3.40%, 01/22/15	625	657
Barclays Bank Plc, 6.75%, 05/22/19	320	359
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,297
Capital One Capital IV, 6.75%, 02/17/37 (e) (i)	250	253
Caterpillar Financial Services Corp., 2.75%, 06/24/15	600	619
CDP Financial, 4.40%, 11/25/19 (r)	600	614
Charles Schwab Corp., 4.95%, 06/01/14	190	208
Citigroup Inc.
5.50%, 10/15/14	515	560
4.59%, 12/15/15	535	563
5.85%, 08/02/16	1,300	1,427
8.50%, 05/22/19	400	496
8.13%, 07/15/39	115	144
Comerica Inc., 3.00%, 09/16/15	95	96
Credit Agricole SA, 3.50%, 04/13/15 (r)	740	742
Credit Suisse New York, 3.50%, 03/23/15	345	356
Deutsche Bank AG London, 3.45%, 03/30/15	500	516
Discover Financial Services, 6.45%, 06/12/17	90	100
Eaton Vance Corp., 6.50%, 10/02/17 (e)	160	185
ENEL Finance International SA
5.13%, 10/07/19 (r)	350	354
6.80%, 09/15/37 (r)	235	230
ERAC USA Finance LLC
2.25%, 01/10/14 (r)	375	379
4.50%, 08/16/21 (e) (r)	620	616
ERP Operating LP, 4.75%, 07/15/20	765	776
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	233
General Electric Capital Corp.
3.00%, 12/09/11	5,000	5,061
5.90%, 05/13/14 (e)	250	278
2.25%, 11/09/15 (e)	1,000	983
5.63%, 09/15/17	1,700	1,877
4.63%, 01/07/21 (e)	1,000	1,006
Goldman Sachs Group Inc.
1.63%, 07/15/11	4,000	4,002
5.35%, 01/15/16	900	971
5.63%, 01/15/17	1,350	1,429
6.25%, 02/01/41	940	948
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	668
HCP Inc., 6.00%, 01/30/17	365	402
Household Finance Co., 6.38%, 11/27/12	500	535
HSBC Bank Plc, 4.13%, 08/12/20 (e) (r)	900	871
HSBC Bank USA, 5.88%, 11/01/34 (e)	250	250
ING Bank NV, 2.00%, 10/18/13 (r)	1,850	1,844
John Deere Capital Corp., 2.95%, 03/09/15	180	187
JPMorgan Chase & Co.
3.70%, 01/20/15	600	624
3.40%, 06/24/15	1,800	1,848
6.30%, 04/23/19	475	535
6.40%, 05/15/38	425	480
Kimco Realty Corp., 5.78%, 03/15/16	345	381
Kreditanstalt fuer Wiederaufbau, 1.25%, 10/26/15 (e)	2,000	1,957
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	532
Liberty Property LP, 6.63%, 10/01/17	225	258
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	625	634
MassMutual Global Funding II, 2.88%, 04/21/14 (r)	172	180
MetLife Global Funding I Inc., 2.50%, 09/29/15 (r)	1,200	1,199
Metropolitan Life Global Funding I, 2.88%, 09/17/12 (r)	600	613

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Morgan Stanley
2.00%, 09/22/11	5,000	5,022
6.00%, 05/13/14 (e)	400	436
5.38%, 10/15/15 (e)	170	182
5.45%, 01/09/17	1,700	1,798
National Rural Utilities Cooperative Finance Corp., 5.45%, 02/01/18	1,000	1,119
Nomura Holdings Inc., 5.00%, 03/04/15	280	295
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	361
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	476
PNC Funding Corp., 5.40%, 06/10/14	525	579
Private Export Funding Corp., 2.25%, 12/15/17	1,985	1,948
Prudential Financial Inc.
5.50%, 03/15/16	425	463
6.00%, 12/01/17	450	505
Rabobank Nederland NV, 3.20%, 03/11/15 (e) (r)	750	776
Realty Income Corp.
6.75%, 08/15/19	355	406
5.75%, 01/15/21 (e)	335	359
Royal Bank of Scotland Plc, 4.88%, 03/16/15	500	519
Simon Property Group LP
4.20%, 02/01/15	600	638
6.10%, 05/01/16	325	373
Sovereign Bank, 8.75%, 05/30/18	450	508
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	274
Svenska Handelsbanken AB, 4.88%, 06/10/14 (r)	700	756
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,044
U.S. Bank NA, 4.95%, 10/30/14	450	492
US Bancorp, 2.88%, 11/20/14	500	524
Wachovia Corp.
5.25%, 08/01/14	500	536
5.75%, 06/15/17	1,500	1,668
WEA Finance LLC
5.70%, 10/01/16 (e) (r)	100	111
7.13%, 04/15/18 (r)	350	409
Wells Fargo & Co., 3.75%, 10/01/14	575	606
World Omni Automobile Lease Securitization Trust, 1.49%, 10/15/14	680	683

		75,499

HEALTH CARE - 0.5%
Amgen Inc.
6.15%, 06/01/18	425	492
5.70%, 02/01/19	350	396
Express Scripts Inc., 6.25%, 06/15/14	160	180
McKesson Corp., 3.25%, 03/01/16 (e)	175	180
Merck & Co. Inc., 4.00%, 06/30/15	370	401
Pfizer Inc., 6.20%, 03/15/19	700	819
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	750	864
Sanofi-Aventis SA, 4.00%, 03/29/21	1,025	1,025
Schering-Plough, 5.30%, 12/01/13 (l)	450	498
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	140	148
3.20%, 05/01/15	180	187
UnitedHealth Group Inc.
5.50%, 11/15/12	379	402
3.88%, 10/15/20 (e)	600	587
WellPoint Inc., 4.35%, 08/15/20	1,000	1,010

		7,189

INDUSTRIALS - 0.3%
Boeing Co., 3.75%, 11/20/16 (e)	860	924
Cargill Inc., 4.31%, 05/14/21 (e) (r)	517	521
Deere & Co., 4.38%, 10/16/19	185	196
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	385	421
Raytheon Co., 1.63%, 10/15/15	835	816

	Shares/Par (p)	Value
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	777
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500	552
United Parcel Service Inc., 4.88%, 11/15/40	370	354

		4,561

INFORMATION TECHNOLOGY - 0.3%
Cisco Systems Inc., 4.45%, 01/15/20 (e)	500	520
Dell Inc., 5.88%, 06/15/19 (e)	460	516
Hewlett-Packard Co., 3.75%, 12/01/20	1,000	972
International Business Machines Corp., 2.00%, 01/05/16	1,300	1,293
Intuit Inc., 5.40%, 03/15/12	550	567
Microsoft Corp., 4.50%, 10/01/40	500	455
Oracle Corp., 6.13%, 07/08/39	500	556
Xerox Corp.
8.25%, 05/15/14	345	405
6.75%, 02/01/17	75	88
6.35%, 05/15/18 (e)	50	57
5.63%, 12/15/19	30	33

		5,462

MATERIALS - 0.1%
Agrium Inc., 6.13%, 01/15/41	210	219
ArcelorMittal, 6.75%, 03/01/41 (e) (l)	576	571

		790

TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.50%, 08/15/15	500	506
6.80%, 05/15/36	150	168
BellSouth Corp., 6.55%, 06/15/34	300	323
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	73
Cellco Partnership, 5.55%, 02/01/14	500	551
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (l)	275	363
France Telecom SA, 4.38%, 07/08/14	230	249
SBC Communications
6.45%, 06/15/34	480	512
Telecom Italia Capital SA, 5.25%, 10/01/15	675	702
Verizon Global Funding Corp., 7.75%, 12/01/30	500	625
Virgin Media Secured Finance Plc, 5.25%, 01/15/21 (r)	460	490
Vodafone Group Plc, 5.45%, 06/10/19 (e)	600	667

		5,229

UTILITIES - 0.5%
Abu Dhabi National Energy Co.
5.62%, 10/25/12 (r)	250	262
5.88%, 10/27/16 (r)	195	211
Atmos Energy Corp., 6.35%, 06/15/17	385	445
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	284
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	907
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,483
Indianapolis Power & Light Co. (insured by AMBAC Assurance Corp.), 6.60%, 06/01/37 (r)	500	570
MidAmerican Energy Co., 5.65%, 07/15/12	500	525
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	377
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	435
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	311
Pennsylvania Electric Co., 5.20%, 04/01/20	600	632
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	68

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Public Service Co. of Colorado, 5.13%, 06/01/19	500	550
Public Service Electric & Gas Co., 2.70%, 05/01/15 (e)	230	235
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	112
5.35%, 05/15/40 (e)	800	822
Southern California Edison Co., 5.55%, 01/15/37	500	523

		8,752

Total Corporate Bonds and Notes (cost $130,329)		135,057

GOVERNMENT AND AGENCY OBLIGATIONS - 23.3%

GOVERNMENT SECURITIES - 9.9%
Federal Home Loan Mortgage Corp. - 0.3% (w)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,288
Municipals - 0.8%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,049
City of Chicago, IL, 6.85%, 01/01/38	700	718
Dallas Area Rapid Transit (insured by AMBAC Assurance Corp.), 6.00%, 12/01/44	890	975
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34	565	585
Irvine Ranch Water District, 2.61%, 03/15/14	545	565
Los Angeles Unified School District, 5.75%, 07/01/34	800	789
Maryland Transportation Authority, 5.89%, 07/01/43	270	286
Massachusetts School Building Authority, 5.72%, 08/15/39	500	531
Metropolitan Transportation Authority
7.34%, 11/15/39	75	92
6.09%, 11/15/40	405	426
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	851
New York State Thruway Authority, Miscellaneous Revenue, 5.88%, 04/01/30	840	921
New York, NJ, Port Authority Revenue
5.86%, 12/01/24	180	202
6.04%, 12/01/29	105	114
North Texas Tollway Authority, 6.72%, 01/01/49	850	926
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	390
Oregon State Department of Transportation, 5.83%, 11/15/34	255	277
San Antonio Texas Electric & Gas, 5.99%, 02/01/39	135	148
State of California, 7.63%, 03/01/40	400	460
State of Illinois
5.37%, 03/01/17	20	21
5.67%, 03/01/18	370	384
5.88%, 03/01/19	300	308
State of Utah, Series B, 3.29%, 07/01/20	1,000	980
University of California Build America Bond, 5.77%, 05/15/43	615	611
University of California, Series F, 6.58%, 05/15/49	370	389
University of Missouri, 5.96%, 11/01/39	360	393

		13,391

Sovereign - 0.3%
Financing Corp. Fico, 0.00%, 12/06/13 - 12/27/13 (j)	495	482
Province of Ontario, Canada, 4.00%, 10/07/19 (e)	550	572

	Shares/Par (p)	Value
Resolution Funding Corp., 0.00%, 04/15/14 (j)	2,550	2,467
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,099

		5,620

U.S. Treasury Securities - 8.5%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	1,992
4.25%, 05/15/39 - 11/15/40	3,100	3,034
4.38%, 11/15/39	2,438	2,439
4.63%, 02/15/40	3,830	3,993
4.38%, 05/15/41, TBA (g)	7,500	7,488
U.S. Treasury Note
1.00%, 09/30/11	5,800	5,814
4.50%, 03/31/12	2,225	2,297
1.38%, 05/15/12	13,000	13,131
4.75%, 05/31/12 - 02/15/41	4,800	5,059
0.63%, 12/31/12 - 01/31/13	15,800	15,864
0.63%, 04/30/13 (e)	15,000	15,054
3.13%, 09/30/13	2,500	2,644
1.88%, 02/28/14	10,700	11,034
1.75%, 07/31/15	7,000	7,119
1.25%, 10/31/15	5,000	4,958
2.00%, 01/31/16 - 04/30/16	17,000	17,288
3.88%, 05/15/18	1,000	1,095
3.63%, 02/15/20	3,915	4,142
2.63%, 11/15/20	9,400	9,053
3.13%, 05/15/21 (e)	4,200	4,188

		137,686

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 13.4%
Federal Home Loan Mortgage Corp. - 7.0%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,904	2,096
6.50%, 11/01/17	28	31
4.50%, 05/01/18 - 03/01/39	8,503	8,833
7.00%, 11/01/30 - 10/01/32	170	197
3.50%, 08/01/40 - 02/01/41	10,422	9,964
4.00%, 12/01/40 - 05/01/41	25,889	25,903
4.00%, 07/15/41, TBA (g)	29,200	29,173
4.50%, 07/15/41, TBA (g)	28,000	28,923
5.00%, 07/15/41, TBA (g)	2,700	2,865
5.50%, 07/15/41, TBA (g)	2,400	2,592
6.00%, 07/15/41, TBA (g)	3,500	3,844

		114,421

Federal National Mortgage Association -6.1%
Federal National Mortgage Association
6.00%, 01/01/18 - 09/01/38	117	128
3.50%, 10/01/25 - 03/01/26	6,346	6,474
4.00%, 07/15/26, TBA (g)	6,500	6,770
4.50%, 07/15/26, TBA (g)	9,000	9,540
7.50%, 09/01/29	27	31
7.00%, 10/01/33	110	127
5.50%, 03/01/38 - 11/01/38	6,001	6,497
5.00%, 06/01/40 - 08/01/40	3,282	3,492
5.00%, 07/15/41, TBA (g)	26,000	27,625
5.50%, 07/15/41, TBA (g)	20,600	22,274
6.00%, 07/15/41, TBA (g)	10,700	11,753
6.50%, 07/15/41, TBA (g)	3,500	3,963

		98,674

Government National Mortgage Association - 0.3%
Government National Mortgage Association
6.50%, 04/15/26	33	37
5.50%, 11/15/32 - 02/15/36	294	324
7.00%, 01/15/33 - 05/15/33	47	55
6.00%, 02/15/33 - 01/15/35	255	285
5.00%, 06/20/33 - 09/15/38	3,599	3,926

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
REMIC, 7.50%, 09/16/35	18	21

		4,648

Total Government and Agency Obligations (cost $376,944)		379,727

SHORT TERM INVESTMENTS - 14.1%

Investment Company - 11.1%
JNL Money Market Fund, 0.01% (a) (h)	180,904	180,904

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	47,143	47,143
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	942	918

		48,061

Total Short Term Investments (cost $228,989)		228,965

Total Investments - 112.0% (cost $1,688,896)		1,822,405
Other Assets and Liabilities, Net - (12.0%)		(194,694)

Total Net Assets - 100.0%		$1,627,711

JNL/WMC Value Fund

Sector Weightings:	Percentage of Total Investments
Financials	22.6%
Health Care	14.1
Energy	12.5
Industrials	10.8
Consumer Discretionary	9.8
Information Technology	7.6
Consumer Staples	6.8
Materials	6.3
Utilities	3.3
Telecommunication Services	2.9
Short Term Investments	3.3

Total Investments	100.0%

COMMON STOCKS - 97.6%

CONSUMER DISCRETIONARY - 9.9%
CBS Corp. - Class B	237	$6,755
Comcast Corp. - Class A	967	24,513
General Motors Co. (c)	198	6,011
Goodyear Tire & Rubber Co. (c)	430	7,218
Home Depot Inc.	378	13,695
Kohl’s Corp.	315	15,763
Mattel Inc.	487	13,390
Nordstrom Inc.	233	10,914
Stanley Black & Decker Inc.	334	24,029
Staples Inc.	502	7,936

		130,224

CONSUMER STAPLES - 6.9%
CVS Caremark Corp.	383	14,382
General Mills Inc.	254	9,439
Kraft Foods Inc. - Class A	473	16,678
Molson Coors Brewing Co. - Class B	280	12,541
PepsiCo Inc.	206	14,537
Philip Morris International Inc.	238	15,884
Sysco Corp.	222	6,934

		90,395

ENERGY - 12.6%
Apache Corp.	103	12,660
Baker Hughes Inc.	243	17,632

	Shares/Par (p)	Value
Chevron Corp.	393	40,406
EOG Resources Inc.	78	8,155
Exxon Mobil Corp.	233	18,937
Marathon Oil Corp.	331	17,426
Occidental Petroleum Corp.	270	28,039
Royal Dutch Shell Plc - ADR - Class B	177	12,685
Southwestern Energy Co. (c)	230	9,871

		165,811

FINANCIALS - 22.8%
ACE Ltd.	381	25,104
Ameriprise Financial Inc.	166	9,552
Bank of America Corp.	2,081	22,809
BlackRock Inc.	99	18,912
Chubb Corp.	247	15,471
Credit Suisse Group AG - ADR	341	13,321
Goldman Sachs Group Inc.	124	16,530
JPMorgan Chase & Co.	1,006	41,198
Marsh & McLennan Cos. Inc.	675	21,044
PNC Financial Services Group Inc.	416	24,780
Principal Financial Group Inc.	343	10,434
Swiss Re Ltd. (c)	178	10,014
U.S. Bancorp	703	17,921
Unum Group	506	12,881
Wells Fargo & Co.	1,427	40,047

		300,018

HEALTH CARE - 14.3%
Abbott Laboratories	222	11,677
Amgen Inc. (c)	288	16,793
Baxter International Inc.	237	14,129
Covidien Plc	313	16,666
HCA Holdings Inc. (c)	499	16,454
Johnson & Johnson	234	15,572
Merck & Co. Inc.	558	19,681
Pfizer Inc.	1,672	34,439
Teva Pharmaceutical Industries Ltd. - ADR	313	15,107
UnitedHealth Group Inc.	371	19,131
Zimmer Holdings Inc. (c)	126	7,951

		187,600

INDUSTRIALS - 10.9%
3M Co.	126	11,904
Boeing Co.	162	11,984
General Electric Co.	1,564	29,495
Illinois Tool Works Inc.	258	14,557
Ingersoll-Rand Plc (e)	455	20,671
PACCAR Inc.	252	12,864
Republic Services Inc.	302	9,329
Textron Inc.	471	11,109
Tyco International Ltd.	424	20,953

		142,866

INFORMATION TECHNOLOGY - 7.7%
Analog Devices Inc.	351	13,730
Cisco Systems Inc.	691	10,788
Hewlett-Packard Co.	309	11,247
Intel Corp.	773	17,121
Maxim Integrated Products Inc.	382	9,754
Microsoft Corp.	643	16,728
Nokia OYJ - ADR (e)	677	4,344
Xilinx Inc.	493	17,980

		101,692

MATERIALS - 6.3%
CF Industries Holdings Inc.	73	10,385
Dow Chemical Co.	549	19,760
EI Du Pont de Nemours & Co.	243	13,118

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par (p)	Value
Mosaic Co.	200	13,526
Nucor Corp.	157	6,488
Rexam Plc - ADR (e)	197	6,202
Steel Dynamics Inc.	851	13,824

		83,303

TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	1,215	38,177

UTILITIES - 3.3%
Edison International	264	10,210
Entergy Corp.	166	11,321
NextEra Energy Inc.	124	7,108
Northeast Utilities	319	11,223
PPL Corp.	155	4,305

		44,168

Total Common Stocks (cost $1,117,462)		1,284,254

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	29,341	29,341
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	13,794	13,794
Securities Lending Liquidating Fund LLC, 0.26% (a) (h)	155	151

		13,945

Total Short Term Investments (cost $43,290)		43,286

Total Investments - 100.9% (cost $1,160,752)		1,327,540
Other Assets and Liabilities, Net - (0.9%)		(12,299)

Total Net Assets - 100.0%		$1,315,241

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to the Schedules of Investments (in thousands)

June 30, 2011

(a)	Investment in affiliate.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2011, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)	Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.
(g)	Investment purchased on a delayed delivery basis. As of June 30, 2011, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $5,407; JNL/Goldman Sachs Core Plus Bond Fund $335,378; JNL/Mellon Capital Management Bond Index Fund $26,521; JNL/PIMCO Real Return Fund $1,011,559; JNL/PIMCO Total Return Bond Fund $465,082; and JNL/WMC Balanced Fund $124,924.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.
(i)	Variable rate security. Rate stated was in effect as of June 30, 2011.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2011.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security or cash is pledged or segregated collateral. See Pledged or Segregated Collateral in these Notes to the Schedules of Investments.
(p)	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)	Restricted Security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities in these Notes to the Schedules of Investments.
(r)	Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Board. As of June 30, 2011, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Commodity Securities Fund, $25,600; JNL/Franklin Templeton Income Fund, $264,105; JNL/Goldman Sachs Core Plus Bond Fund, $134,727; JNL/Goldman Sachs Emerging Markets Debt Fund, $4,046; JNL/Ivy Asset Strategy Fund, $75,585; JNL/JPMorgan U.S. Government & Quality Bond Fund, $6,950; JNL/Mellon Capital Management Bond Index Fund, $6,775; JNL/PIMCO Real Return Fund, $353,458; JNL/PIMCO Total Return Bond Fund, $437,056; JNL/PPM America Floating Rate Income Fund, $11,762; JNL/PPM America High Yield Bond Fund, $454,034; JNL/T. Rowe Price Short-Term Bond Fund, $120,108; JNL/WMC Balanced Fund, $24,984; and JNL/WMC Money Market Fund, $171,651.
(s)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	See Unfunded Loan Commitments in these Notes to Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	The counterparties for the over-the-counter option transactions were CSI, GSC, JPM, and MSC.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.

Currencies:

ARS - Argentine Peso	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	THB - Thai Baht
AUD - Australian Dollar	GBP - British Pound	NOK - Norwegian Krone	TRY - New Turkish Lira
BRL - Brazilian Real	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CAD - Canadian Dollar	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CHF - Swiss Franc	IDR - Indonesian Rupiah	PHP - Philippine Peso	ZAR - South African Rand
CLP - Chilean Peso	INR - Indian Rupee	PLN - Polish Zloty
CNY - Chinese Yuan	JPY - Japanese Yen	RUB - Russian Ruble
COP - Colombian Peso	KRW - Korean Won	SEK - Swedish Krona
DKK - Danish Krone	MXN - Mexican Peso	SGD - Singapore Dollar

Abbreviations:

“-” Amount rounds to less than one thousand	DAX - Deutscher Aktienindex
ABS - Asset Backed Security	ETF - Exchange-Traded Fund
ADR - American Depositary Receipt	Euro-Bobl - debt instrument issued by the Federal Republic of
AMBAC - AMBAC Indemnity Corp.	Germany with a term of 4.5 to 5.5 years
ASX - Australian Stock Exchange	Euro-Bund - debt instrument issued by the Federal Republic of
BDR - Brazilian Depository Receipt	Germany with a term of 8.5 to 10.5 years
CAC - Cotation Assistee en Continu	FDR - Fiduciary Depository Receipt
CDO - Collateralized Debt Obligation	FTSE - Financial Times and the London Stock Exchange
CDX - Credit Default Swap Index	GDR - Global Depository Receipt
CLO - Collateralized Loan Obligation	GO - General Obligation
CPI - Consumer Price Index	HSCEI - Hang Seng China Enterprises Index
CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted	IBEX - Iberia Index

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to the Schedules of Investments (in thousands)

June 30, 2011

Abbreviations (continued):

LIBOR - London Interbank Offered Rate	SPI - Schedule Performance Index
MBS - Mortgage Backed Security	TBA - To Be Announced (Securities purchased on a delayed delivery
MIB - Milano Indice Borsa	basis)
NYS - New York Registered Shares	TSX - Toronto Stock Exchange
RB - Revenue Bond	TAIEX - Taiwan Stock Exchange Capitalization Weighted Stock Index
REIT - Real Estate Investment Trust	virt-x - a cross border recognized investment exchange
REMIC - Real Estate Mortgage Investment Conduit	VVPR - Voter-Verified Paper Record
SDR - Swedish Depository Receipt
SPDR - Standard & Poor’s Depository Receipt

See accompanying Notes to the Financial Statements.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1)	Not applicable to the semi-annual filing.
	(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
	(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 25, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 25, 2011

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.